UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22235

AQR Funds

(Exact name of registrant as specified in charter)

Two Greenwich Plaza, 4th Floor

                                 Greenwich, CT 06830

(Address of principal executive offices) (Zip code)

William J. Fenrich, Esq.

Principal and Chief Legal Officer

AQR Capital Management, LLC

Two Greenwich Plaza

4th Floor

                                 Greenwich, CT 06830

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 203-742-3600

Date of fiscal year end: December 31

Date of reporting period: January 1, 2018 to June 30, 2018

Item 1. Reports to Shareholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1.)

Semi-Annual Report

June 30, 2018

AQR Alternative Risk Premia Fund

AQR Diversified Arbitrage Fund

AQR Equity Market Neutral Fund

AQR Global Macro Fund

AQR Long-Short Equity Fund

AQR Multi-Strategy Alternative Fund

AQR Risk-Balanced Commodities Strategy Fund

AQR Risk Parity Fund

AQR Risk Parity II HV Fund

AQR Risk Parity II MV Fund

AQR Style Premia Alternative Fund

AQR Style Premia Alternative LV Fund

Schedule of Investments	June 30, 2018 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND

INVESTMENTS	SHARES	VALUE
LONG POSITIONS - 176.0%
COMMON STOCKS - 99.4%

Australia - 1.4%
AGL Energy Ltd. (2)	4,039	$67,204
Ansell Ltd. (2)	5,743	115,382
Aurizon Holdings Ltd. (2)	8,222	26,293
BHP Billiton plc (2)	953	21,388
Caltex Australia Ltd . (2)	5,178	124,612
Coca-Cola Amatil Ltd. (2)	7,449	50,665
Crown Resorts Ltd. (2)	12,084	120,572
CSL Ltd. (2)	543	77,292
Flight Centre Travel Group Ltd. (2)	2,464	115,990
Fortescue Metals Group Ltd. (2)	111,699	362,685
Harvey Norman Holdings Ltd . (2)	92,335	226,842
Newcrest Mining Ltd. (2)	10,677	173,364
Oil Search Ltd. (2)	26,443	173,729
Santos Ltd. (2)*	17,560	81,332
South32 Ltd. (2)	71,531	191,011
Star Entertainment Grp Ltd. (The) (2)	5,191	18,908
Wesfarmers Ltd. (2)	7,388	269,561
Woodside Petroleum Ltd. (2)	31,719	831,245
Woolworths Group Ltd. (2)	4,018	90,741

		3,138,816

Belgium - 0.7%
Ageas (2)(a)	17,859	899,077
Colruyt SA (2)	1,368	77,996
KBC Group NV (2)(a)	2,848	218,727
Solvay SA (2)(a)	1,726	217,370
UCB SA (2)(a)	526	41,233
Umicore SA (2)(a)	696	39,733

		1,494,136

Canada - 2.1%
Air Canada *(a)	5,190	83,891
ARC Resources Ltd. (a)	14,134	146,001
Bank of Montreal (a)	1,080	83,482
BRP, Inc. (a)	4,964	239,317
Canadian Imperial Bank of Commerce (a)	2,972	258,531
Canadian Natural Resources Ltd. (a)	13,380	482,927
Canadian Tire Corp. Ltd., Class A (a)	911	118,912
Cenovus Energy, Inc. (a)	2,125	22,064
CGI Group, Inc., Class A *(a)	4,851	307,410
Constellation Software, Inc. (a)	102	79,104
Dollarama, Inc. (a)	3,648	141,408
Empire Co. Ltd., Class A (a)	6,893	138,369
Encana Corp. (a)	12,492	163,152
Fairfax Financial Holdings Ltd. (a)	256	143,449
Intact Financial Corp. (a)	267	18,939
Kinross Gold Corp. *	36,410	137,093
Linamar Corp. (a)	426	18,733
Magna International, Inc. (a)	3,642	211,819
Methanex Corp. (a)	1,680	118,794
National Bank of Canada(a)	2,926	140,485
Peyto Exploration & Development Corp. (a)	8,502	65,447
Quebecor, Inc., Class B (a)	4,903	100,398
Royal Bank of Canada (a)	446	33,583

INVESTMENTS	SHARES	VALUE
Canada - 2.1% (continued)
Seven Generations Energy Ltd., Class A *(a)	2,270	$25,020
Sun Life Financial, Inc. (a)	887	35,645
Teck Resources Ltd., Class B (a)	4,044	103,019
Toronto-Dominion Bank (The) (a)	4,702	272,145
Tourmaline Oil Corp. (a)	13,470	240,680
West Fraser Timber Co. Ltd. (a)	8,413	579,083
WestJet Airlines Ltd. (a)	1,386	19,114
Whitecap Resources, Inc. (a)	12,889	87,355

		4,615,369

Chile - 0.0% (b)
Lundin Mining Corp. (a)	4,666	25,945

Denmark - 0.6%
Carlsberg A/S, Class B (2)(a)	848	99,774
Dfds A/S (2)	792	50,412
GN Store Nord A/S (2)(a)	2,553	115,999
Jyske Bank A/S (Registered) (2)(a)	538	29,407
Orsted A/S (2)(a)(c)	4,693	283,556
Pandora A/S (2)(a)	4,477	312,036
Rockwool International A/S, Class B (2)	640	249,476
Vestas Wind Systems A/S (2)(a)	1,267	78,220
William Demant Holding A/S (2)*(a)	1,725	69,228

		1,288,108

Finland - 0.8%
Amer Sports OYJ (2)*	3,617	113,733
Kesko OYJ, Class B (2)	709	43,305
Neste OYJ (2)(a)	10,433	816,267
Sampo OYJ, Class A (2)(a)	4,025	196,020
Stora Enso OYJ, Class R (2)	3,279	63,881
UPM-Kymmene OYJ (2)(a)	12,921	460,054

		1,693,260

France - 1.7%
AXA SA (2)(a)	10,611	259,267
Capgemini SE (2)(a)	269	36,049
Dassault Systemes SE (2)(a)	173	24,210
Electricite de France SA (2)(a)	1,686	23,135
Engie SA (2)(a)	38,196	584,265
Faurecia SA (2)(a)	351	24,951
Peugeot SA (2)(a)	33,857	771,441
Renault SA (2)(a)	9,926	840,945
Thales SA (2)(a)	590	75,906
TOTAL SA (2)(a)	17,441	1,059,119

		3,699,288

Germany - 2.6%
adidas AG (2)	1,461	318,086
Aurubis AG (2)(a)	1,495	114,120
Bayerische Motoren Werke AG (2)(a)	13,950	1,260,975
Covestro AG (2)(a)(c)	2,720	241,763
Daimler AG (Registered) (2)(a)	15,961	1,022,415
Evonik Industries AG (2)(a)	2,709	92,685
Hannover Rueck SE (2)(a)	1,828	227,260
HUGO BOSS AG (2)(a)	1,855	168,228
Infineon Technologies AG (2)(a)	1,841	46,764
MAN SE (2)(a)	276	31,232

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Schedule of Investments	June 30, 2018 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND

INVESTMENTS	SHARES	VALUE
Germany - 2.6% (continued)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered) (2)(a)	151	$31,747
Rheinmetall AG (2)(a)	529	58,202
RWE AG (2)	15,573	353,889
Salzgitter AG (2)(a)	4,822	209,796
SAP SE (2)(a)	694	80,100
STADA Arzneimittel AG (2)(a)	212	19,909
Talanx AG (2)(a)	3,247	118,287
TUI AG (2)	1,238	27,078
United Internet AG (Registered) (2)(a)	720	41,106
Volkswagen AG (Preference) (2)(a)	7,760	1,282,031

		5,745,673

Italy - 1.8%
A2A SpA (2)	33,965	58,791
Assicurazioni Generali SpA (2)(a)	57,422	959,979
Atlantia SpA (2)(a)	647	19,075
BPER Banca (2)(a)	14,853	81,043
DiaSorin SpA (2)	239	27,161
Enel SpA (2)(a)	69,064	382,696
Eni SpA (2)(a)	48,872	906,154
Hera SpA (2)	44,510	138,497
Italgas SpA (2)	9,074	49,943
Moncler SpA (2)(a)	570	25,864
Poste Italiane SpA (2)(c)	90,946	759,093
Terna Rete Elettrica Nazionale SpA (2)(a)	32,688	176,537
UnipolSai Assicurazioni SpA (2)	206,066	454,446

		4,039,279

Japan - 13.1%
Alfresa Holdings Corp. (2)(a)	2,800	65,750
Amada Holdings Co. Ltd. (2)	1,900	18,235
ANA Holdings, Inc. (2)(a)	1,400	51,370
Aozora Bank Ltd. (2)(a)	3,600	136,626
Asahi Glass Co. Ltd. (2)(a)	11,300	439,525
Astellas Pharma, Inc. (2)(a)	25,000	380,465
Benesse Holdings, Inc. (2)(a)	800	28,370
Bridgestone Corp. (2)(a)	5,200	203,127
Central Japan Railway Co. (2)(a)	3,100	641,791
Chiba Bank Ltd. (The) (2)(a)	3,200	22,569
Chubu Electric Power Co., Inc. (2)(a)	28,100	421,342
Citizen Watch Co. Ltd. (2)(a)	10,600	69,507
Concordia Financial Group Ltd. (2)(a)	5,200	26,426
Credit Saison Co. Ltd. (2)(a)	6,700	105,263
Daicel Corp. (2)(a)	1,800	19,884
Daiwa Securities Group, Inc. (2)(a)	22,000	127,509
DeNA Co. Ltd. (2)(a)	3,800	71,158
East Japan Railway Co. (2)(a)	6,900	660,781
Electric Power Development Co. Ltd. (2)(a)	16,500	425,870
Fujitsu Ltd. (2)(a)	13,000	78,670
GungHo Online Entertainment, Inc. (2)	27,500	69,870
Gunma Bank Ltd. (The) (2)(a)	7,200	37,690
Haseko Corp. (2)(a)	25,900	356,982
Hiroshima Bank Ltd. (The) (2)(a)	2,800	18,570
Hitachi Capital Corp. (2)(a)	900	23,228
Hitachi Ltd. (2)(a)	54,000	380,429
Honda Motor Co. Ltd. (2)(a)	4,900	143,673

INVESTMENTS	SHARES	VALUE
Japan - 13.1% (continued)
Idemitsu Kosan Co. Ltd. (2)(a)	13,800	$490,750
Iida Group Holdings Co. Ltd. (2)(a)	3,800	73,156
Inpex Corp. (2)(a)	41,600	432,053
ITOCHU Corp. (2)(a)	61,100	1,105,045
Japan Airlines Co. Ltd. (2)(a)	18,900	669,647
Japan Post Holdings Co. Ltd. (2)(a)	10,100	110,532
JFE Holdings, Inc. (2)(a)	22,900	432,528
JXTG Holdings, Inc. (2)(a)	232,900	1,615,809
Kaken Pharmaceutical Co. Ltd. (2)(a)	1,000	51,308
Kamigumi Co. Ltd. (2)(a)	3,200	66,419
Kansai Electric Power Co., Inc. (The) (2)(a)	27,600	402,520
Kao Corp. (2)(a)	300	22,866
KDDI Corp. (2)(a)	16,700	456,660
Kirin Holdings Co. Ltd. (2)(a)	3,300	88,456
Kobe Steel Ltd. (2)(a)	29,200	266,845
Kyushu Electric Power Co., Inc. (2)(a)	34,500	385,217
Kyushu Railway Co. (2)(a)	18,300	559,532
Marubeni Corp. (2)(a)	144,900	1,103,180
Mazda Motor Corp. (2)(a)	59,000	723,730
McDonald’s Holdings Co. Japan Ltd. (2)	400	20,397
Medipal Holdings Corp. (2)(a)	2,700	54,236
Mitsubishi Chemical Holdings Corp. (2)(a)	33,900	283,092
Mitsubishi Corp. (2)(a)	41,200	1,142,438
Mitsubishi Gas Chemical Co., Inc. (2)	800	18,078
Mitsubishi Heavy Industries Ltd. (2)(a)	3,300	119,959
Mitsubishi Materials Corp. (2)(a)	800	21,948
Mitsui & Co. Ltd. (2)(a)	71,100	1,183,978
Mizuho Financial Group, Inc. (2)	416,600	701,757
MS&AD Insurance Group Holdings, Inc. (2)(a)	1,400	43,482
Nexon Co. Ltd. (2)*(a)	7,600	110,271
NH Foods Ltd. (2)	800	32,341
NHK Spring Co. Ltd. (2)(a)	23,300	219,325
Nippon Electric Glass Co. Ltd. (2)(a)	3,200	88,704
Nippon Express Co. Ltd. (2)(a)	500	36,231
Nippon Steel & Sumitomo Metal Corp. (2)(a)	11,600	227,443
Nippon Telegraph & Telephone Corp. (2)(a)	9,600	436,109
Nissan Motor Co. Ltd. (2)(a)	51,900	504,997
NOK Corp. (2)(a)	6,600	127,477
Obayashi Corp. (2)(a)	6,300	65,416
Oji Holdings Corp. (2)(a)	3,000	18,591
Oriental Land Co. Ltd. (2)(a)	500	52,423
ORIX Corp. (2)(a)	14,500	228,551
Osaka Gas Co. Ltd. (2)(a)	26,700	552,849
Pola Orbis Holdings, Inc. (2)(a)	800	35,156
Resona Holdings, Inc. (2)(a)	71,100	378,947
Sankyo Co. Ltd. (2)	500	19,552
Sawai Pharmaceutical Co. Ltd. (2)	900	40,929
Sega Sammy Holdings, Inc. (2)(a)	4,000	68,462
Sekisui House Ltd. (2)(a)	20,800	367,627
SG Holdings Co. Ltd. (2)	900	19,689
Shikoku Electric Power Co., Inc. (2)(a)	16,300	218,014
Shimamura Co. Ltd. (2)(a)	3,100	272,546
Shinsei Bank Ltd. (2)(a)	3,500	53,702

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Schedule of Investments	June 30, 2018 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND

INVESTMENTS	SHARES	VALUE
Japan - 13.1% (continued)
Shionogi & Co. Ltd. (2)(a)	500	$25,657
Sojitz Corp. (2)	214,000	775,028
Subaru Corp. (2)(a)	600	17,451
Sumitomo Chemical Co. Ltd. (2)(a)	39,000	220,570
Sumitomo Corp. (2)(a)	44,700	733,072
Sumitomo Dainippon Pharma Co. Ltd. (2)(a)	2,000	42,272
Sumitomo Electric Industries Ltd. (2)(a)	5,500	81,799
Sumitomo Heavy Industries Ltd. (2)(a)	6,000	202,158
Sumitomo Mitsui Financial Group, Inc. (2)(a)	10,400	405,662
Suzuken Co. Ltd. (2)(a)	700	29,603
Suzuki Motor Corp. (2)(a)	3,800	209,411
Taiheiyo Cement Corp. (2)(a)	8,000	263,171
Taisei Corp. (2)(a)	5,200	286,361
Teijin Ltd. (2)(a)	11,000	201,495
Toho Gas Co. Ltd. (2)	500	17,321
Tohoku Electric Power Co., Inc. (2)(a)	30,500	372,653
Tokyo Electric Power Co. Holdings, Inc. (2)*	218,400	1,016,772
Tokyo Gas Co. Ltd. (2)(a)	28,100	746,119
Toppan Printing Co. Ltd. (2)(a)	10,000	78,231
Tosoh Corp. (2)(a)	12,300	190,185
Toyota Boshoku Corp. (2)(a)	2,600	47,692
Toyota Motor Corp. (2)(a)	500	32,335
Toyota Tsusho Corp. (2)(a)	4,700	157,059
West Japan Railway Co. (2)(a)	6,300	463,834
Yamada Denki Co. Ltd. (2)	41,500	206,150
Yamaguchi Financial Group, Inc. (2)(a)	10,000	112,496

		28,780,207

Luxembourg - 0.2%
Aperam SA (2)(a)	442	18,945
ArcelorMittal (2)(a)	15,546	453,567

		472,512

Malta - 0.1%
Kindred Group plc, SDR (2)	14,397	180,362

Netherlands - 1.6%
Aegon NV (2)(a)	207,546	1,239,178
Akzo Nobel NV (2)(a)	257	21,920
ASM International NV (2)(a)	337	18,570
ASR Nederland NV (2)(a)	13,206	537,760
Koninklijke Ahold Delhaize NV (2)(a)	42,597	1,017,114
Koninklijke DSM NV (2)(a)	515	51,520
Koninklijke Philips NV (2)(a)	3,068	129,985
NN Group NV (2)(a)	14,391	583,647

		3,599,694

Norway - 0.9%
DNB ASA (2)(a)	1,315	25,607
Equinor ASA (2)(a)	34,733	918,430
Leroy Seafood Group ASA (2)(a)	27,002	181,893
Marine Harvest ASA (2)(a)	26,571	528,308
Norsk Hydro ASA (2)(a)	4,055	24,205
Salmar ASA (2)(a)	4,677	196,171

		1,874,614

INVESTMENTS	SHARES	VALUE
Russia - 0.0% (b)
Evraz plc (2)	6,367	$42,496

Singapore - 0.2%
ComfortDelGro Corp. Ltd. (2)	31,000	53,350
DBS Group Holdings Ltd. (2)	1,800	35,005
Genting Singapore Ltd. (2)	21,600	19,341
Oversea-Chinese Banking Corp. Ltd. (2)	6,900	58,773
SATS Ltd. (2)	7,500	27,472
Venture Corp. Ltd. (2)	26,200	342,303

		536,244

South Africa - 0.0% (b)
Anglo American plc (2)	2,723	60,453

Spain - 1.3%
Acerinox SA (2)(a)	8,263	109,182
ACS Actividades de Construccion y Servicios SA (2)(a)	6,637	267,776
Amadeus IT Group SA (2)(a)	3,605	283,470
Bankinter SA (2)(a)	11,532	111,895
Enagas SA (2)(a)	12,437	362,741
Endesa SA (2)(a)	24,972	549,174
Gas Natural SDG SA (2)(a)	926	24,480
Gestamp Automocion SA (2)*(c)	8,215	61,334
Iberdrola SA (2)(a)	24,966	192,532
Mapfre SA (2)	53,933	162,109
Repsol SA (2)(a)	35,521	693,337

		2,818,030

Sweden - 0.7%
Ahlsell AB (2)(c)	3,770	22,191
Axfood AB (2)	2,453	47,080
BillerudKorsnas AB (2)	1,651	23,273
Boliden AB (2)*(a)	8,072	260,512
Electrolux AB, Series B (2)(a)	19,330	438,667
Essity AB, Class B (2)(a)	758	18,648
Husqvarna AB, Class B (2)	2,892	27,359
Nordea Bank AB (2)(a)	5,855	56,165
Sandvik AB (2)(a)	5,961	105,277
Securitas AB, Class B (2)(a)	2,603	42,684
SKF AB, Class B (2)	3,130	57,943
SSAB AB, Class A (2)	72,163	339,371
Svenska Cellulosa AB SCA, Class B (2)(a)	10,778	116,680
Swedish Orphan Biovitrum AB (2)*	1,009	21,974
Volvo AB, Class B (2)(a)	4,531	72,012

		1,649,836

Switzerland - 1.0%
Baloise Holding AG (Registered) (2)	951	137,949
Cie Financiere Richemont SA (Registered) (2)	2,078	175,663
Georg Fischer AG (Registered) (2)	142	181,332
Helvetia Holding AG (Registered) (2)	391	223,061
Partners Group Holding AG (2)	207	151,327
Roche Holding AG (2)(a)	275	61,011
Sika AG (Registered) (2)(a)	180	24,871
Sonova Holding AG (Registered) (2)	765	136,846
Swatch Group AG (The) (2)	338	160,003

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Schedule of Investments	June 30, 2018 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND

INVESTMENTS	SHARES	VALUE
Switzerland - 1.0% (continued)
Swiss Life Holding AG (Registered) (2)*(a)	1,219	$422,689
Swiss Re AG (2)(a)	1,458	127,296
Temenos AG (Registered) (2)*	359	53,989
Zurich Insurance Group AG (2)*(a)	1,213	358,720

		2,214,757

United Kingdom - 1.4%
Aggreko plc (2)	4,744	42,214
Barclays plc (2)	11,359	28,076
Barratt Developments plc (2)	17,603	119,329
BBA Aviation plc (2)	6,382	28,631
Bellway plc (2)	5,099	201,440
Berkeley Group Holdings plc (2)	6,722	334,843
Britvic plc (2)	4,321	44,307
Dixons Carphone plc (2)	11,797	28,950
Fiat Chrysler Automobiles NV (2)*(a)	46,823	883,281
Greene King plc (2)	5,495	41,625
Hays plc (2)	10,956	26,905
Howden Joinery Group plc (2)	4,044	28,518
Indivior plc (2)*	4,361	21,960
Janus Henderson Group plc	614	18,868
Marks & Spencer Group plc (2)	11,820	45,914
Meggitt plc (2)	5,114	33,186
Moneysupermarket.com Group plc (2)	6,097	25,309
nVent Electric plc *	2,912	73,091
Persimmon plc (2)	2,375	79,111
Petrofac Ltd. (2)	16,533	127,007
Royal Mail plc (2)	85,949	571,812
RPC Group plc (2)	9,291	91,476
Saga plc (2)	24,762	40,965
Taylor Wimpey plc (2)	51,865	122,091
WH Smith plc (2)	1,011	26,612
Whitbread plc (2)	356	18,557
William Hill plc (2)	6,688	26,712

		3,130,790

United States - 67.2%
Aaron’s, Inc. (a)	2,736	118,879
AbbVie, Inc. (a)	10,580	980,237
ABIOMED, Inc. *(a)	363	148,485
Accenture plc, Class A (a)	1,212	198,271
Accenture plc, Class A	1,014	165,880
Activision Blizzard, Inc. (a)	1,542	117,685
Adobe Systems, Inc. *(a)	1,364	332,557
Adtalem Global Education, Inc. *(a)	3,875	186,388
Aflac, Inc. (a)	25,803	1,110,045
Agilent Technologies, Inc. (a)	4,165	257,564
Air Lease Corp. (a)	5,513	231,381
Akamai Technologies, Inc. *(a)	12,902	944,813
Alcoa Corp. *(a)	5,270	247,058
Alexion Pharmaceuticals, Inc. *(a)	1,031	127,999
Allison Transmission Holdings, Inc. (a)	663	26,845
Allstate Corp. (The) (a)	18,569	1,694,792
Ally Financial, Inc. (a)	3,675	96,542
Alphabet, Inc., Class A *(a)	1,157	1,306,473
Amazon.com, Inc. *(a)	777	1,320,745
AMC Networks, Inc., Class A *(a)	8,733	543,193
Amdocs Ltd. (a)	6,912	457,505
AMERCO (a)	1,091	388,560

INVESTMENTS	SHARES	VALUE
United States - 67.2% (continued)
Ameren Corp. (a)	1,576	$95,900
American Eagle Outfitters, Inc. (a)	6,081	141,383
American Financial Group, Inc. (a)	2,029	217,773
Ameriprise Financial, Inc. (a)	4,311	603,023
Amgen, Inc. (a)	6,448	1,190,236
Analog Devices, Inc.	195	18,704
ANSYS, Inc. *(a)	858	149,446
Antero Resources Corp. *(a)	4,952	105,725
Anthem, Inc. (a)	3,533	840,960
Apple, Inc. (a)	3,926	726,742
Applied Materials, Inc. (a)	17,456	806,293
Archer-Daniels-Midland Co. (a)	3,345	153,301
Arrow Electronics, Inc. *(a)	13,494	1,015,828
Assurant, Inc. (a)	283	29,288
Assured Guaranty Ltd. (a)	18,019	643,819
Athene Holding Ltd., Class A *(a)	17,072	748,436
Athene Holding Ltd., Class A *	2,917	127,881
AutoNation, Inc. *(a)	4,702	228,423
AutoZone, Inc. *(a)	380	254,953
Avnet, Inc. (a)	4,979	213,549
Bank of New York Mellon Corp. (The) (a)	9,409	507,427
Baxter International, Inc. (a)	8,129	600,245
Becton Dickinson and Co. (a)	355	85,044
Best Buy Co., Inc. (a)	5,813	433,534
Big Lots, Inc. (a)	15,188	634,555
Biogen, Inc. *(a)	6,831	1,982,628
Bio-Rad Laboratories, Inc., Class A *	119	34,336
Bio-Techne Corp. (a)	1,362	201,508
BlackRock, Inc. (a)	417	208,100
Boeing Co. (The) (a)	1,802	604,589
Booking Holdings, Inc. *(a)	1,103	2,235,879
Booz Allen Hamilton Holding Corp. (a)	2,070	90,521
Boston Beer Co., Inc. (The), Class A *(a)	1,367	409,690
Brinker International, Inc. (a)	2,125	101,150
Bristol-Myers Squibb Co.	2,529	139,955
Broadcom, Inc. (a)	276	66,969
Broadridge Financial Solutions, Inc. (a)	558	64,226
Brunswick Corp. (a)	6,903	445,105
Burlington Stores, Inc. *(a)	686	103,264
CA, Inc. (a)	25,588	912,212
Cadence Design Systems, Inc. *(a)	805	34,865
Capital One Financial Corp. (a)	6,355	584,025
Cardinal Health, Inc. (a)	1,758	85,843
Carlisle Cos., Inc.	194	21,012
Carnival Corp. (a)	8,077	462,893
Cars.com, Inc. *	3,416	96,980
Carter’s, Inc. (a)	7,184	778,674
CDK Global, Inc. (a)	1,010	65,701
CDW Corp. (a)	9,031	729,614
Celanese Corp., Series A(a)	804	89,292
Celgene Corp. *	7,400	587,708
Centene Corp. *(a)	1,662	204,775
Cerner Corp. *(a)	3,435	205,379
CH Robinson Worldwide, Inc. (a)	4,773	399,309
Charles River Laboratories International, Inc. *(a)	7,284	817,702
Cheesecake Factory, Inc. (The) (a)	2,042	112,433
Chesapeake Energy Corp. *(a)	63,801	334,317

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Schedule of Investments	June 30, 2018 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND

INVESTMENTS	SHARES	VALUE
United States - 67.2% (continued)
Chubb Ltd. (a)	496	$63,002
Ciena Corp. *(a)	11,534	305,766
Cigna Corp. (a)	5,110	868,445
Cimarex Energy Co.	550	55,957
Cirrus Logic, Inc. *	9,488	363,675
Cisco Systems, Inc. (a)	17,901	770,280
Citrix Systems, Inc. *(a)	2,052	215,132
Clorox Co. (The)	1,607	217,347
CME Group, Inc. (a)	1,095	179,492
CNA Financial Corp. (a)	416	19,003
CNX Resources Corp. *(a)	13,187	234,465
Cognizant Technology Solutions Corp., Class A (a)	4,734	373,939
Coherent, Inc. *(a)	126	19,709
Commerce Bancshares, Inc. (a)	698	45,168
Conagra Brands, Inc. (a)	717	25,618
Consolidated Edison, Inc. (a)	39,471	3,077,948
Constellation Brands, Inc., Class A (a)	4,597	1,006,145
Convergys Corp. (a)	7,769	189,874
Cooper Cos., Inc. (The) (a)	619	145,744
Copart, Inc. *(a)	369	20,871
Costco Wholesale Corp. (a)	3,788	791,616
Cracker Barrel Old Country Store, Inc. (a)	1,679	262,277
Credit Acceptance Corp. *(a)	183	64,672
Cummins, Inc.	2,599	345,667
Curtiss-Wright Corp. (a)	4,343	516,904
Danaher Corp. (a)	9,372	924,829
Darden Restaurants, Inc. (a)	2,985	319,574
Deckers Outdoor Corp. *(a)	6,978	787,746
Deere & Co. (a)	467	65,287
Deluxe Corp. (a)	4,015	265,833
Diamond Offshore Drilling, Inc. *(a)	14,209	296,400
Dillard’s, Inc., Class A (a)	2,325	219,713
Discover Financial Services (a)	1,673	117,796
Dolby Laboratories, Inc., Class A (a)	488	30,105
Dollar General Corp. (a)	1,225	120,785
DR Horton, Inc. (a)	673	27,593
DTE Energy Co. (a)	830	86,013
Dun & Bradstreet Corp. (The)	160	19,624
DXC Technology Co. (a)	6,060	488,497
E*TRADE Financial Corp. *(a)	508	31,069
Eastman Chemical Co. (a)	1,071	107,057
Eaton Corp. plc	3,080	230,199
Eaton Corp. plc(a)	9,107	680,657
Eaton Vance Corp. (a)	460	24,007
eBay, Inc. *(a)	34,533	1,252,167
Electronic Arts, Inc. *(a)	1,688	238,042
Eli Lilly & Co. (a)	6,743	575,380
EMCOR Group, Inc. (a)	860	65,515
Energen Corp. *	263	19,152
Estee Lauder Cos., Inc. (The), Class A (a)	18,218	2,599,525
Esterline Technologies Corp. *(a)	1,225	90,405
Everest Re Group Ltd. (a)	987	227,484
Exelon Corp. (a)	44,267	1,885,773
Expedia Group, Inc. (a)	2,989	359,248
Expeditors International of Washington, Inc. (a)	1,655	120,981

INVESTMENTS	SHARES	VALUE
United States - 67.2% (continued)
F5 Networks, Inc. *(a)	4,557	$785,855
Facebook, Inc., Class A *(a)	9,471	1,840,404
Fair Isaac Corp. *(a)	860	166,255
Federated Investors, Inc., Class B (a)	15,925	371,371
FedEx Corp. (a)	6,797	1,543,326
First American Financial Corp. (a)	4,892	253,014
First Solar, Inc. *(a)	3,273	172,356
Fiserv, Inc. *(a)	480	35,563
Flex Ltd. *	5,163	72,850
FLIR Systems, Inc. (a)	6,815	354,176
FNF Group (a)	7,652	287,868
Ford Motor Co. (a)	5,374	59,490
Fortive Corp. (a)	1,381	106,489
Gap, Inc. (The) (a)	7,506	243,119
Garmin Ltd.	736	44,896
GATX Corp. (a)	315	23,382
General Dynamics Corp. (a)	6,309	1,176,061
General Motors Co. (a)	4,676	184,234
Genpact Ltd. (a)	3,872	112,017
Gilead Sciences, Inc. (a)	17,943	1,271,082
Globus Medical, Inc., Class A *(a)	3,623	182,817
Goldman Sachs Group, Inc. (The) (a)	400	88,228
Graham Holdings Co., Class B (a)	347	203,377
Hanover Insurance Group, Inc. (The) (a)	196	23,434
Harris Corp. (a)	131	18,935
Hasbro, Inc. (a)	1,284	118,526
HCA Healthcare, Inc. (a)	1,479	151,745
Helen of Troy Ltd. *(a)	836	82,304
Helen of Troy Ltd. *	62	6,104
Herman Miller, Inc.	632	21,425
Hewlett Packard Enterprise Co. (a)	40,254	588,111
HollyFrontier Corp. (a)	12,352	845,247
Honeywell International, Inc. (a)	2,139	308,123
HP, Inc. (a)	25,766	584,631
Humana, Inc. (a)	2,966	882,771
Huntington Ingalls Industries, Inc. (a)	6,421	1,392,009
IAC/InterActiveCorp *(a)	2,283	348,135
ICU Medical, Inc.*	642	188,523
Ingredion, Inc. (a)	1,896	209,887
Integrated Device Technology, Inc. *(a)	869	27,704
Intel Corp. (a)	43,331	2,153,983
International Business Machines Corp. (a)	7,180	1,003,046
Intuit, Inc. (a)	1,612	329,340
Intuitive Surgical, Inc. *(a)	82	39,235
IPG Photonics Corp. *(a)	417	92,003
IQVIA Holdings, Inc. *(a)	11,011	1,099,118
ITT, Inc. (a)	896	46,834
j2 Global, Inc. (a)	8,225	712,367
Jabil, Inc. (a)	18,706	517,408
Jazz Pharmaceuticals plc *(a)	1,688	290,842
JetBlue Airways Corp. *(a)	21,299	404,255
JM Smucker Co. (The)	3,398	365,217
John Wiley & Sons, Inc., Class A (a)	4,649	290,098
Johnson & Johnson (a)	3,569	433,062
JPMorgan Chase & Co. (a)	2,513	261,855
Juniper Networks, Inc. (a)	9,811	269,018
Keysight Technologies, Inc. *(a)	1,199	70,777
KLA-Tencor Corp. (a)	6,637	680,492

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Schedule of Investments	June 30, 2018 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND

INVESTMENTS	SHARES	VALUE
United States - 67.2% (continued)
Kohl’s Corp. (a)	16,854	$1,228,657
Kroger Co. (The) (a)	12,945	368,285
L3 Technologies, Inc. (a)	4,483	862,171
Laboratory Corp. of America Holdings *(a)	1,421	255,112
Lam Research Corp. (a)	8,264	1,428,431
Landstar System, Inc. (a)	266	29,047
Laredo Petroleum, Inc. *(a)	27,910	268,494
Las Vegas Sands Corp.	2,834	216,404
Lear Corp. (a)	3,247	603,325
LifePoint Health, Inc. *(a)	748	36,502
Littelfuse, Inc. (a)	111	25,328
Lockheed Martin Corp. (a)	572	168,986
Louisiana-Pacific Corp. (a)	11,180	304,320
LPL Financial Holdings, Inc. (a)	332	21,759
Lululemon Athletica, Inc. *(a)	3,813	476,053
LyondellBasell Industries NV, Class A (a)	9,093	998,866
LyondellBasell Industries NV, Class A	2,059	226,181
Macy’s, Inc. (a)	32,208	1,205,545
Mallinckrodt plc *	4,754	88,710
Mallinckrodt plc *(a)	25,823	481,857
Manhattan Associates, Inc. *(a)	461	21,672
ManpowerGroup, Inc. (a)	218	18,761
Marathon Petroleum Corp. (a)	6,944	487,191
Marvell Technology Group Ltd. (a)	20,495	439,413
Masimo Corp. *(a)	483	47,165
Match Group, Inc. *(a)	5,742	222,445
Maxim Integrated Products, Inc. (a)	2,126	124,711
MAXIMUS, Inc. (a)	3,043	189,001
McDermott International, Inc. *	21,407	420,648
McDonald’s Corp. (a)	990	155,123
McKesson Corp. (a)	3,510	468,234
Medtronic plc	2,366	202,553
Medtronic plc(a)	3,104	265,733
Merck & Co., Inc. (a)	13,114	796,020
Mettler-Toledo International, Inc. *(a)	55	31,825
Michael Kors Holdings Ltd. *(a)	20,860	1,389,276
Michaels Cos., Inc. (The) *	2,742	52,564
Microchip Technology, Inc. (a)	484	44,020
Micron Technology, Inc. *(a)	36,549	1,916,629
Microsoft Corp. (a)	7,330	722,811
MKS Instruments, Inc. (a)	5,018	480,223
Molson Coors Brewing Co., Class B	4,165	283,387
MSCI, Inc. (a)	193	31,928
Murphy USA, Inc. *(a)	2,630	195,383
Mylan NV *(a)	10,121	365,773
Mylan NV *	2,839	102,601
Nasdaq, Inc. (a)	1,421	129,695
Navient Corp. (a)	10,519	137,063
Netflix, Inc. *(a)	1,374	537,825
New Jersey Resources Corp. (a)	1,870	83,683
New York Times Co. (The), Class A (a)	874	22,637
NextEra Energy, Inc. (a)	2,405	401,707
NIKE, Inc., Class B (a)	2,415	192,427
Norfolk Southern Corp. (a)	169	25,497
Northrop Grumman Corp. (a)	3,929	1,208,953
NorthWestern Corp. (a)	4,805	275,086
Norwegian Cruise Line Holdings Ltd. *(a)	1,961	92,657

INVESTMENTS	SHARES	VALUE
United States - 67.2% (continued)
Norwegian Cruise Line Holdings Ltd. *	1,309	$61,850
NRG Energy, Inc. (a)	13,470	413,529
Nu Skin Enterprises, Inc., Class A (a)	5,588	436,926
NVIDIA Corp. (a)	753	178,386
NVR, Inc. *(a)	21	62,377
Oceaneering International, Inc. (a)	4,835	123,099
Old Dominion Freight Line, Inc. (a)	153	22,791
Old Republic International Corp. (a)	15,201	302,652
Omnicom Group, Inc. (a)	1,935	147,582
ON Semiconductor Corp. *(a)	9,801	217,925
OneMain Holdings, Inc. *(a)	928	30,893
Oracle Corp. (a)	21,173	932,882
Oshkosh Corp. (a)	499	35,090
Parker-Hannifin Corp.	585	91,172
PBF Energy, Inc., Class A (a)	10,436	437,581
Penske Automotive Group, Inc. (a)	1,772	83,018
PerkinElmer, Inc. (a)	2,612	191,277
Pfizer, Inc. (a)	40,759	1,478,736
Phillips 66 (a)	2,031	228,102
Pilgrim’s Pride Corp. *	20,341	409,464
PNC Financial Services Group, Inc. (The) (a)	421	56,877
Popular, Inc. (a)	1,439	65,057
PRA Health Sciences, Inc. *	784	73,194
Progressive Corp. (The) (a)	466	27,564
Prudential Financial, Inc. (a)	202	18,889
Public Service Enterprise Group, Inc. (a)	5,052	273,515
PulteGroup, Inc. (a)	18,577	534,089
PVH Corp. (a)	3,594	538,094
QIAGEN NV *(a)	2,197	79,444
Qorvo, Inc. *(a)	2,711	217,341
Quest Diagnostics, Inc. (a)	329	36,170
Qurate Retail, Inc. *(a)	27,253	578,309
Ralph Lauren Corp.	4,171	524,378
Raymond James Financial, Inc. (a)	258	23,052
Raytheon Co. (a)	11,326	2,187,956
Regal Beloit Corp. (a)	550	44,990
Regeneron Pharmaceuticals, Inc. *(a)	187	64,513
Reinsurance Group of America, Inc. (a)	6,462	862,548
Reliance Steel & Aluminum Co. (a)	1,493	130,697
Republic Services, Inc. (a)	2,810	192,092
Robert Half International, Inc. (a)	12,390	806,589
Ross Stores, Inc.	289	24,493
Royal Caribbean Cruises Ltd. (a)	1,003	103,911
Royal Caribbean Cruises Ltd.	888	91,997
RPC, Inc. (a)	31,039	452,238
Ryder System, Inc. (a)	3,831	275,296
Sally Beauty Holdings, Inc. *(a)	9,017	144,543
Sanderson Farms, Inc.	5,296	556,874
Santander Consumer USA Holdings, Inc. (a)	3,090	58,988
Science Applications International Corp. (a)	1,438	116,377
Seagate Technology plc (a)	5,541	312,900
Service Corp. International (a)	3,215	115,065
Signet Jewelers Ltd. (a)	3,494	194,791
Silgan Holdings, Inc. (a)	1,607	43,116
Silicon Laboratories, Inc. *(a)	250	24,900

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Schedule of Investments	June 30, 2018 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND

INVESTMENTS	SHARES	VALUE
United States - 67.2% (continued)
Skechers U.S.A., Inc., Class A *	17,666	$530,157
Skyworks Solutions, Inc. (a)	13,246	1,280,226
Snap-on, Inc. (a)	3,550	570,556
Southwestern Energy Co. *(a)	84,972	450,352
Spirit AeroSystems Holdings, Inc., Class A (a)	9,402	807,726
SS&C Technologies Holdings, Inc. (a)	964	50,032
Stanley Black & Decker, Inc. (a)	620	82,342
State Street Corp. (a)	4,247	395,353
Stryker Corp. (a)	652	110,097
SunTrust Banks, Inc. (a)	382	25,220
Synaptics, Inc. *(a)	523	26,344
Synchrony Financial (a)	2,873	95,901
SYNNEX Corp. (a)	3,376	325,818
Synopsys, Inc. *(a)	1,976	169,086
T. Rowe Price Group, Inc. (a)	3,793	440,329
Target Corp. (a)	16,514	1,257,046
TE Connectivity Ltd.	946	85,197
TE Connectivity Ltd. (a)	8,558	770,733
Tech Data Corp. *(a)	9,539	783,343
TEGNA, Inc.	3,990	43,292
Teledyne Technologies, Inc. *(a)	1,295	257,783
Texas Instruments, Inc. (a)	9,885	1,089,821
Textron, Inc. (a)	2,957	194,896
Thermo Fisher Scientific, Inc. (a)	5,802	1,201,826
TJX Cos., Inc. (The) (a)	2,513	239,187
Toll Brothers, Inc. (a)	3,546	131,167
Torchmark Corp. (a)	7,053	574,185
Total System Services, Inc. (a)	384	32,456
Travelers Cos., Inc. (The) (a)	2,590	316,861
TRI Pointe Group, Inc. *	1,800	29,448
Tyson Foods, Inc., Class A (a)	18,044	1,242,329
United Rentals, Inc. *(a)	330	48,715
United States Steel Corp. (a)	1,432	49,762
United Technologies Corp. (a)	3,295	411,974
United Therapeutics Corp. *(a)	6,182	699,493
UnitedHealth Group, Inc. (a)	2,257	553,732
Universal Health Services, Inc., Class B (a)	231	25,743
Unum Group (a)	3,035	112,265
Urban Outfitters, Inc. *(a)	3,525	157,039
US Bancorp (a)	500	25,010
Valeant Pharmaceuticals International, Inc. *(a)	2,486	57,865
Valero Energy Corp. (a)	9,522	1,055,323
Varian Medical Systems, Inc. *(a)	599	68,118
VeriSign, Inc. *(a)	4,585	630,071
Verizon Communications, Inc. (a)	15,786	794,194
Versum Materials, Inc. (a)	2,144	79,650
VF Corp. (a)	7,512	612,378
Viacom, Inc., Class B (a)	27,197	820,262
Vishay Intertechnology, Inc. (a)	7,880	182,816
Vistra Energy Corp. *(a)	111,986	2,649,588
VMware, Inc., Class A *(a)	1,145	168,281
Walmart, Inc. (a)	17,586	1,506,240
Walt Disney Co. (The) (a)	6,334	663,867
Waste Management, Inc. (a)	9,329	758,821
Waters Corp. *(a)	1,109	214,691

INVESTMENTS	SHARES	VALUE
United States - 67.2% (continued)
WellCare Health Plans, Inc. *(a)	499	$122,874
Werner Enterprises, Inc. (a)	7,024	263,751
WESCO International, Inc. *	334	19,071
Western Digital Corp. (a)	7,071	547,366
Westlake Chemical Corp. (a)	2,116	227,745
Whirlpool Corp. (a)	1,169	170,943
Williams-Sonoma, Inc. (a)	9,149	561,566
Woodward, Inc. (a)	2,315	177,931
WW Grainger, Inc.	386	119,042
Xilinx, Inc. (a)	1,666	108,723
Zoetis, Inc. (a)	2,601	221,579

		147,783,115

TOTAL COMMON STOCKS (Cost $216,189,024)		218,882,984

SHORT-TERM INVESTMENTS - 76.6%
INVESTMENT COMPANIES - 76.6%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 1.80% (2)(d)	404,326	404,326
Dreyfus Treasury & Agency Cash Management, Institutional Shares, 1.76% (2)(d)	1,617,302	1,617,302
Limited Purpose Cash Investment Fund, 1.85% (2)(d)	164,588,671	164,588,671
UBS Select Treasury Preferred Fund, Class I, 1.76% (2)(d)	2,021,628	2,021,628

TOTAL SHORT-TERM INVESTMENTS (Cost $168,604,473)		168,631,927

TOTAL LONG POSITIONS (Cost $384,793,497)		387,514,911

SHORT POSITIONS - (84.9)%
COMMON STOCKS - (84.9)%

Argentina - (0.6)%
MercadoLibre, Inc.	(4,136)	(1,236,374)

Australia - (1.3)%
Alumina Ltd. (2)	(14,086)	(29,149)
AMP Ltd. (2)	(145,745)	(383,338)
APA Group (2)	(42,428)	(309,106)
Challenger Ltd. (2)	(19,936)	(174,465)
Computershare Ltd. (2)	(1,631)	(22,218)
Domino’s Pizza Enterprises Ltd. (2)	(8,796)	(339,707)
Healthscope Ltd. (2)	(115,948)	(189,193)
Medibank Pvt Ltd. (2)	(30,856)	(66,625)
QBE Insurance Group Ltd. (2)	(99,838)	(718,758)
Ramsay Health Care Ltd. (2)	(558)	(22,283)
SEEK Ltd. (2)	(10,387)	(167,388)
Tabcorp Holdings Ltd. (2)	(15,742)	(51,895)
Transurban Group (2)	(23,882)	(211,483)
Treasury Wine Estates Ltd. (2)	(7,403)	(95,114)
Vocus Group Ltd. (2)*	(99,168)	(169,308)

		(2,950,030)

Austria - (0.1)%
ams AG (2)*	(2,685)	(199,120)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Schedule of Investments	June 30, 2018 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND

INVESTMENTS	SHARES	VALUE
Belgium - (0.7)%
Anheuser-Busch InBev SA/NV (2)	(7,171)	$(723,303)
Galapagos NV (2)*	(5,319)	(489,866)
Telenet Group Holding NV (2)*	(5,367)	(249,868)

		(1,463,037)

Canada - (1.9)%
Agnico Eagle Mines Ltd.	(2,310)	(105,902)
AltaGas Ltd.	(5,857)	(120,958)
Barrick Gold Corp.	(2,652)	(34,838)
Cameco Corp.	(25,971)	(292,177)
Canadian National Railway Co.	(1,335)	(109,195)
Canadian Utilities Ltd., Class A	(924)	(23,335)
CCL Industries, Inc., Class B	(1,325)	(64,957)
Element Fleet Management Corp.	(60,173)	(282,866)
Enbridge, Inc.	(35,223)	(1,259,255)
Finning International, Inc.	(1,027)	(25,350)
Franco-Nevada Corp.	(262)	(19,122)
Imperial Oil Ltd.	(2,781)	(92,443)
Inter Pipeline Ltd.	(7,578)	(142,032)
Keyera Corp.	(5,920)	(164,723)
Nutrien Ltd.	(1,563)	(85,031)
Onex Corp.	(1,032)	(75,745)
Pembina Pipeline Corp.	(9,187)	(318,171)
PrairieSky Royalty Ltd.	(3,178)	(62,731)
Restaurant Brands International, Inc.	(1,366)	(82,397)
Ritchie Bros Auctioneers, Inc.	(1,009)	(34,415)
SNC-Lavalin Group, Inc.	(2,021)	(89,255)
TransCanada Corp.	(11,013)	(476,491)
Wheaton Precious Metals Corp.	(10,005)	(220,854)

		(4,182,243)

Colombia - (0.1)%
Millicom International Cellular SA, SDR (2)	(3,657)	(214,930)

Denmark - (0.6)%
AP Moller - Maersk A/S, Class B (2)	(624)	(771,950)
FLSmidth & Co. A/S (2)	(3,066)	(182,937)
Genmab A/S (2)*	(1,792)	(275,732)

		(1,230,619)

Finland - (0.3)%
Cargotec OYJ, Class B (2)	(487)	(24,572)
Elisa OYJ (2)	(417)	(19,264)
Huhtamaki OYJ (2)	(1,946)	(71,762)
Metso OYJ (2)	(3,872)	(129,151)
Orion OYJ, Class B (2)	(13,612)	(366,096)

		(610,845)

France - (1.5)%
Airbus SE (2)	(7,244)	(845,337)
BioMerieux (2)	(372)	(33,424)
Bollore SA (2)	(4,017)	(18,655)
Carrefour SA (2)	(1,183)	(19,083)
Edenred (2)	(686)	(21,668)
Getlink (2)	(1,712)	(23,471)
Iliad SA (2)	(5,489)	(866,084)
Ingenico Group SA (2)	(4,159)	(372,914)
Ipsen SA (2)	(166)	(25,964)

INVESTMENTS	SHARES	VALUE
France - (1.5)% (continued)
JCDecaux SA (2)	(4,433)	$(148,025)
Natixis SA (2)	(4,374)	(30,948)
Orpea (2)	(578)	(76,989)
Remy Cointreau SA (2)	(175)	(22,656)
SCOR SE (2)	(762)	(28,180)
SPIE SA (2)	(1,414)	(28,621)
Suez (2)	(7,230)	(93,527)
Technicolor SA (Registered) (2)*	(109,591)	(134,649)
Vivendi SA (2)	(18,644)	(456,086)

		(3,246,281)

Germany - (1.9)%
1&1 Drillisch AG (2)	(3,411)	(193,490)
Brenntag AG (2)	(506)	(28,114)
Commerzbank AG (2)*	(87,871)	(838,232)
CTS Eventim AG & Co. KGaA (2)	(1,640)	(80,520)
Delivery Hero AG (2)*(c)	(1,683)	(89,207)
Deutsche Bank AG (Registered) (2)	(63,905)	(683,686)
Deutsche Telekom AG (Registered) (2)*	(51,267)	(792,301)
E.ON SE (2)	(28,709)	(305,880)
GEA Group AG (2)	(740)	(24,922)
LANXESS AG (2)	(600)	(46,648)
Merck KGaA (2)	(649)	(63,178)
OSRAM Licht AG (2)	(564)	(22,969)
ProSiebenSat.1 Media SE (2)	(1,652)	(41,804)
Rational AG (2)	(37)	(24,095)
Telefonica Deutschland Holding AG (2)	(103,959)	(408,971)
thyssenkrupp AG (2)	(19,195)	(465,285)
Wirecard AG (2)	(382)	(61,128)

		(4,170,430)

Ghana - (0.1)%
Kosmos Energy Ltd. *	(28,101)	(232,395)

Ireland - (0.1)%
James Hardie Industries plc, CHESS (2)	(9,937)	(166,605)

Italy - (1.2)%
Brembo SpA (2)	(5,166)	(69,673)
Buzzi Unicem SpA (2)	(7,124)	(174,061)
Davide Campari-Milano SpA (2)	(18,342)	(150,550)
De’ Longhi SpA (2)	(1,126)	(31,841)
Ferrari NV (2)	(4,005)	(541,352)
Leonardo SpA (2)	(90,870)	(894,377)
Recordati SpA (2)	(11,091)	(439,482)
Saipem SpA (2)*	(30,267)	(138,810)
Telecom Italia SpA (2)*	(48,454)	(35,899)
UniCredit SpA (2)	(14,058)	(233,003)
Unipol Gruppo SpA (2)	(5,317)	(20,487)

		(2,729,535)

Japan - (13.1)%
Acom Co. Ltd. (2)	(4,800)	(18,427)
Advantest Corp. (2)	(13,100)	(271,732)
Aeon Co. Ltd. (2)	(3,000)	(64,177)
Ajinomoto Co., Inc. (2)	(1,000)	(18,929)
Asahi Intecc Co. Ltd. (2)	(7,100)	(268,068)
Asahi Kasei Corp. (2)	(2,400)	(30,435)
Bank of Kyoto Ltd. (The) (2)	(400)	(18,469)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Schedule of Investments	June 30, 2018 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND

INVESTMENTS	SHARES	VALUE
Japan - (13.1)% (continued)
Calbee, Inc. (2)	(500)	$(18,809)
Casio Computer Co. Ltd. (2)	(14,900)	(241,991)
Chiyoda Corp. (2)	(36,300)	(314,747)
Chugai Pharmaceutical Co. Ltd. (2)	(700)	(36,652)
Coca-Cola Bottlers Japan Holdings, Inc. (2)	(1,700)	(68,016)
Cosmos Pharmaceutical Corp. (2)	(1,700)	(344,980)
CyberAgent, Inc. (2)	(14,400)	(863,616)
Daifuku Co. Ltd. (2)	(15,800)	(690,329)
Dai-ichi Life Holdings, Inc. (2)	(9,600)	(170,857)
Daiichi Sankyo Co. Ltd. (2)	(4,300)	(164,275)
Daikin Industries Ltd. (2)	(8,800)	(1,051,715)
Disco Corp. (2)	(1,800)	(306,437)
Don Quijote Holdings Co. Ltd. (2)	(5,800)	(278,393)
Eisai Co. Ltd. (2)	(2,200)	(154,858)
FANUC Corp. (2)	(2,100)	(416,245)
Fast Retailing Co. Ltd. (2)	(1,900)	(870,838)
Fuji Electric Co. Ltd. (2)	(23,000)	(174,711)
FUJIFILM Holdings Corp. (2)	(600)	(23,402)
Hikari Tsushin, Inc. (2)	(500)	(87,750)
Hitachi Chemical Co. Ltd. (2)	(1,400)	(28,184)
Hitachi Construction Machinery Co. Ltd. (2)	(800)	(25,936)
Hitachi High-Technologies Corp. (2)	(1,000)	(40,680)
Hokuriku Electric Power Co. (2)*	(1,800)	(18,079)
Isetan Mitsukoshi Holdings Ltd. (2)	(14,600)	(182,148)
J Front Retailing Co. Ltd. (2)	(5,900)	(89,627)
Japan Airport Terminal Co. Ltd. (2)	(4,700)	(219,807)
JGC Corp. (2)	(15,300)	(307,760)
Kansai Paint Co. Ltd. (2)	(4,600)	(95,461)
Keikyu Corp. (2)	(8,300)	(135,949)
Keio Corp. (2)	(500)	(24,160)
Keyence Corp. (2)	(1,600)	(902,423)
Kikkoman Corp. (2)	(1,500)	(75,733)
Kintetsu Group Holdings Co. Ltd. (2)	(1,100)	(44,853)
Kobayashi Pharmaceutical Co. Ltd. (2)	(900)	(77,684)
Kose Corp. (2)	(2,200)	(473,208)
Lawson, Inc. (2)	(300)	(18,736)
LINE Corp. (2)*	(12,800)	(528,474)
Lion Corp. (2)	(6,900)	(126,258)
M3, Inc. (2)	(13,100)	(520,964)
Makita Corp. (2)	(6,100)	(272,872)
Marui Group Co. Ltd. (2)	(23,900)	(502,738)
MINEBEA MITSUMI, Inc. (2)	(11,700)	(197,166)
MISUMI Group, Inc. (2)	(11,000)	(320,043)
Mitsubishi Logistics Corp. (2)	(1,200)	(25,877)
Mitsubishi Motors Corp. (2)	(3,300)	(26,305)
MonotaRO Co. Ltd. (2)	(10,600)	(468,262)
Nabtesco Corp. (2)	(5,800)	(178,204)
Nankai Electric Railway Co. Ltd. (2)	(800)	(22,191)
Nidec Corp. (2)	(9,100)	(1,361,266)
Nifco, Inc. (2)	(1,300)	(40,175)
Nikon Corp. (2)	(1,600)	(25,428)
Nintendo Co. Ltd. (2)	(1,700)	(554,930)
Nippon Paint Holdings Co. Ltd. (2)	(1,400)	(60,207)
Nippon Shinyaku Co. Ltd. (2)	(5,700)	(353,731)
Nippon Yusen KK (2)	(4,700)	(93,115)
Nitto Denko Corp. (2)	(400)	(30,199)

INVESTMENTS	SHARES	VALUE
Japan - (13.1)% (continued)
Nomura Research Institute Ltd. (2)	(3,400)	$(164,496)
Obic Co. Ltd. (2)	(1,400)	(115,663)
Odakyu Electric Railway Co. Ltd. (2)	(1,200)	(25,735)
Olympus Corp. (2)	(500)	(18,704)
Ono Pharmaceutical Co. Ltd. (2)	(5,800)	(135,783)
Orient Corp. (2)	(18,800)	(25,264)
Panasonic Corp. (2)	(1,700)	(22,924)
Park24 Co. Ltd. (2)	(9,000)	(244,760)
PeptiDream, Inc. (2)*	(16,000)	(664,751)
Persol Holdings Co. Ltd. (2)	(29,000)	(645,841)
Pigeon Corp. (2)	(4,300)	(208,968)
Recruit Holdings Co. Ltd. (2)	(9,700)	(267,901)
Renesas Electronics Corp. (2)*	(83,800)	(819,213)
Ricoh Co. Ltd. (2)	(12,500)	(114,472)
Rinnai Corp. (2)	(300)	(26,439)
Rohm Co. Ltd. (2)	(2,900)	(242,337)
Ryohin Keikaku Co. Ltd. (2)	(300)	(105,397)
Santen Pharmaceutical Co. Ltd. (2)	(3,100)	(53,929)
Secom Co. Ltd. (2)	(300)	(23,005)
Seibu Holdings, Inc. (2)	(1,400)	(23,576)
Seiko Epson Corp. (2)	(4,400)	(76,390)
Seven & i Holdings Co. Ltd. (2)	(600)	(26,169)
Shimadzu Corp. (2)	(7,400)	(223,265)
Shimano, Inc. (2)	(2,300)	(337,513)
Shiseido Co. Ltd. (2)	(2,600)	(206,326)
SMC Corp. (2)	(100)	(36,609)
SoftBank Group Corp. (2)	(21,500)	(1,535,276)
Sohgo Security Services Co. Ltd. (2)	(2,500)	(117,619)
Sompo Holdings, Inc. (2)	(900)	(36,315)
Sony Financial Holdings, Inc. (2)	(20,000)	(381,062)
Sosei Group Corp. (2)*	(3,600)	(57,839)
Stanley Electric Co. Ltd. (2)	(800)	(27,240)
SUMCO Corp. (2)	(43,800)	(879,699)
Sundrug Co. Ltd. (2)	(1,600)	(64,818)
Sysmex Corp. (2)	(3,600)	(335,429)
T&D Holdings, Inc. (2)	(15,700)	(235,470)
TDK Corp. (2)	(1,100)	(112,005)
Terumo Corp. (2)	(7,300)	(417,910)
THK Co. Ltd. (2)	(4,200)	(119,917)
Tokio Marine Holdings, Inc. (2)	(1,000)	(46,783)
Tokyo Century Corp. (2)	(400)	(22,644)
Tokyo Electron Ltd. (2)	(3,000)	(514,960)
TOTO Ltd. (2)	(8,700)	(402,686)
Trend Micro, Inc. (2)	(600)	(34,156)
Tsuruha Holdings, Inc. (2)	(2,200)	(275,558)
Unicharm Corp. (2)	(12,600)	(378,809)
USS Co. Ltd. (2)	(2,900)	(55,136)
Welcia Holdings Co. Ltd. (2)	(4,400)	(233,950)
Yakult Honsha Co. Ltd. (2)	(5,200)	(347,677)
Yamaha Corp. (2)	(2,500)	(129,744)
Yamato Holdings Co. Ltd. (2)	(15,900)	(467,979)
Yaskawa Electric Corp. (2)	(26,600)	(936,722)
Yokogawa Electric Corp. (2)	(14,500)	(257,478)
Yokohama Rubber Co. Ltd. (The) (2)	(1,300)	(26,965)

		(28,744,967)

Luxembourg - (0.1)%
Eurofins Scientific SE (2)	(481)	(266,768)
SES SA, FDR (2)	(2,435)	(44,511)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Schedule of Investments	June 30, 2018 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND

INVESTMENTS	SHARES	VALUE
Luxembourg - (0.1)% (continued)
Tenaris SA (2)	(1,019)	$(18,597)

		(329,876)

Netherlands - (0.9)%
ALTICE EUROPE NV (2)*	(81,615)	(331,276)
ASML Holding NV (2)	(303)	(59,959)
Boskalis Westminster (2)	(7,747)	(225,124)
Heineken NV (2)	(476)	(47,690)
Koninklijke KPN NV (2)	(421,778)	(1,146,889)
OCI NV (2)*	(817)	(21,939)
SBM Offshore NV (2)	(12,254)	(190,002)

		(2,022,879)

Norway - (0.1)%
Schibsted ASA, Class A (2)	(4,487)	(136,065)
Telenor ASA (2)	(1,609)	(32,953)
Yara International ASA (2)	(1,049)	(43,399)

		(212,417)

Panama - (0.2)%
Copa Holdings SA, Class A	(5,732)	(542,362)

Singapore - (0.2)%
CapitaLand Ltd. (2)	(130,600)	(302,274)
City Developments Ltd. (2)	(18,800)	(150,586)
Jardine Cycle & Carriage Ltd. (2)	(3,300)	(77,098)

		(529,958)

Spain - (1.3)%
Bankia SA (2)	(73,451)	(273,904)
Cellnex Telecom SA (2)(c)	(14,933)	(375,438)
Distribuidora Internacional de Alimentacion SA (2)	(19,113)	(55,522)
Ferrovial SA (2)	(11,481)	(234,931)
Grifols SA (2)	(4,922)	(147,526)
Industria de Diseno Textil SA (2)	(45,316)	(1,543,196)
Melia Hotels International SA (2)	(1,941)	(26,550)
Obrascon Huarte Lain SA (2)	(7,424)	(23,682)
Telefonica SA (2)	(15,118)	(128,313)

		(2,809,062)

Sweden - (0.7)%
Getinge AB, Class B (2)	(2,051)	(18,619)
Hennes & Mauritz AB, Class B (2)	(21,702)	(323,035)
NCC AB, Class B (2)	(3,997)	(66,276)
Saab AB, Class B (2)	(3,770)	(156,124)
Svenska Handelsbanken AB, Class A (2)	(20,985)	(232,418)
Swedish Match AB (2)	(2,008)	(99,239)
Telefonaktiebolaget LM Ericsson, Class B (2)	(93,311)	(718,887)

		(1,614,598)

Switzerland - (1.0)%
Aryzta AG (2)*	(10,162)	(152,003)
Credit Suisse Group AG (Registered) (2)*	(55,846)	(835,070)
Dufry AG (Registered) (2)*	(1,776)	(225,877)
Glencore plc (2)*	(29,523)	(140,169)
Idorsia Ltd. (2)*	(6,929)	(182,828)
LafargeHolcim Ltd. (Registered) (2)*	(2,108)	(102,496)

INVESTMENTS	SHARES	VALUE
Switzerland - (1.0)% (continued)
OC Oerlikon Corp. AG (Registered) (2)*	(4,550)	$(69,318)
STMicroelectronics NV (2)	(5,943)	(131,835)
UBS Group AG (Registered) (2)*	(7,807)	(119,684)
Vifor Pharma AG (2)	(1,865)	(297,493)

		(2,256,773)

United Kingdom - (1.2)%
AA plc (2)	(58,663)	(95,980)
Ashtead Group plc (2)	(1,288)	(38,356)
AstraZeneca plc (2)	(390)	(26,975)
British American Tobacco plc (2)	(8,505)	(428,425)
CNH Industrial NV (2)	(33,378)	(352,588)
Cobham plc (2)*	(35,564)	(60,136)
ConvaTec Group plc (2)(c)	(55,283)	(154,337)
easyJet plc (2)	(2,826)	(62,172)
Imperial Brands plc (2)	(756)	(28,076)
Inmarsat plc (2)	(3,914)	(28,303)
International Consolidated Airlines Group SA (2)	(6,672)	(58,209)
John Wood Group plc (2)	(4,750)	(39,225)
Micro Focus International plc (2)	(1,271)	(22,054)
Old Mutual Ltd. (2)*	(72,322)	(142,978)
Pentair plc	(634)	(26,679)
Provident Financial plc (2)*	(17,972)	(141,798)
Prudential plc (2)	(6,781)	(154,582)
Quilter plc (2)*(c)	(2,645)	(5,058)
Reckitt Benckiser Group plc (2)	(6,356)	(522,239)
Rolls-Royce Holdings plc (2)*	(1,702)	(22,169)
Rolls-Royce plc (Preference) (3)*(e)	(79,307)	(105)
Severn Trent plc (2)	(1,948)	(50,792)
Standard Chartered plc (2)	(2,048)	(18,603)
Subsea 7 SA (2)	(6,222)	(98,912)
Weir Group plc (The) (2)	(2,130)	(55,939)

		(2,634,690)

United States - (55.4)%
Acadia Healthcare Co., Inc. *	(9,625)	(393,759)
ACI Worldwide, Inc. *	(1,654)	(40,804)
Acuity Brands, Inc.	(994)	(115,175)
Acxiom Corp. *	(2,430)	(72,779)
Advanced Micro Devices, Inc. *	(130,227)	(1,952,102)
Agios Pharmaceuticals, Inc. *	(5,241)	(441,449)
Akorn, Inc. *	(33,295)	(552,364)
Alaska Air Group, Inc.	(10,758)	(649,676)
Albemarle Corp.	(10,524)	(992,729)
Alkermes plc *	(9,679)	(398,388)
Allegheny Technologies, Inc. *	(6,631)	(166,571)
Allegion plc	(515)	(39,840)
Allergan plc	(2,414)	(402,462)
Alliance Data Systems Corp.	(405)	(94,446)
Allscripts Healthcare Solutions, Inc. *	(31,466)	(377,592)
Alnylam Pharmaceuticals, Inc. *	(12,133)	(1,194,979)
Altria Group, Inc.	(5,992)	(340,286)
American Airlines Group, Inc.	(46,304)	(1,757,699)
American International Group, Inc.	(16,840)	(892,857)
AmerisourceBergen Corp.	(6,824)	(581,882)
Anadarko Petroleum Corp.	(2,414)	(176,826)
AO Smith Corp.	(5,184)	(306,634)
Aon plc	(169)	(23,182)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Schedule of Investments	June 30, 2018 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND

INVESTMENTS	SHARES	VALUE
United States - (55.4)% (continued)
Apache Corp.	(3,150)	$(147,263)
Aqua America, Inc.	(3,265)	(114,863)
Arconic, Inc.	(21,556)	(366,668)
Arista Networks, Inc. *	(1,860)	(478,931)
Ashland Global Holdings, Inc.	(3,504)	(273,943)
Aspen Insurance Holdings Ltd.	(18,043)	(734,350)
Atlassian Corp. plc, Class A *	(6,370)	(398,252)
Autodesk, Inc. *	(3,853)	(505,090)
Avis Budget Group, Inc. *	(3,234)	(105,105)
Axalta Coating Systems Ltd. *	(19,079)	(578,284)
Axis Capital Holdings Ltd.	(7,531)	(418,874)
Baker Hughes a GE Co.	(17,870)	(590,246)
Ball Corp.	(18,471)	(656,644)
BancorpSouth Bank	(832)	(27,414)
Bank of the Ozarks	(7,391)	(332,891)
Belden, Inc.	(2,606)	(159,279)
Bemis Co., Inc.	(1,106)	(46,684)
Berry Global Group, Inc. *	(2,524)	(115,953)
BGC Partners, Inc., Class A	(15,944)	(180,486)
BioMarin Pharmaceutical, Inc. *	(10,999)	(1,036,106)
Black Hills Corp.	(3,891)	(238,168)
Black Knight, Inc. *	(376)	(20,135)
BorgWarner, Inc.	(494)	(21,321)
Brighthouse Financial, Inc. *	(13,114)	(525,478)
Brink’s Co. (The)	(3,170)	(252,808)
Brookdale Senior Living, Inc. *	(65,942)	(599,413)
Cable One, Inc.	(44)	(32,265)
Cabot Oil & Gas Corp.	(26,016)	(619,181)
Campbell Soup Co.	(5,889)	(238,740)
CarMax, Inc. *	(1,182)	(86,132)
Carpenter Technology Corp.	(2,189)	(115,076)
Catalent, Inc. *	(492)	(20,610)
Cathay General Bancorp	(512)	(20,731)
Cboe Global Markets, Inc.	(7,024)	(730,988)
Centennial Resource Development, Inc., Class A *	(9,889)	(178,595)
CenterPoint Energy, Inc.	(7,105)	(196,880)
CenturyLink, Inc.	(58,381)	(1,088,222)
CF Industries Holdings, Inc.	(10,844)	(481,474)
Charles Schwab Corp. (The)	(2,422)	(123,764)
Charter Communications, Inc., Class A *	(5,824)	(1,707,654)
Chemical Financial Corp.	(4,557)	(253,688)
Chemours Co. (The)	(3,654)	(162,091)
Cheniere Energy, Inc. *	(11,382)	(741,993)
Chevron Corp.	(548)	(69,284)
Cincinnati Financial Corp.	(744)	(49,744)
CIT Group, Inc.	(937)	(47,234)
Citigroup, Inc.	(13,636)	(912,521)
Citizens Financial Group, Inc.	(13,741)	(534,525)
Clean Harbors, Inc. *	(3,476)	(193,092)
Coca-Cola Co. (The)	(10,558)	(463,074)
Cognex Corp.	(10,567)	(471,394)
Colfax Corp. *	(11,083)	(339,694)
Colgate-Palmolive Co.	(3,717)	(240,899)
Comerica, Inc.	(288)	(26,185)
Commercial Metals Co.	(2,127)	(44,901)
CommScope Holding Co., Inc. *	(3,905)	(114,046)
CommVault Systems, Inc. *	(1,832)	(120,637)

INVESTMENTS	SHARES	VALUE
United States - (55.4)% (continued)
Compass Minerals International, Inc.	(601)	$(39,516)
Concho Resources, Inc. *	(3,240)	(448,254)
Corning, Inc.	(999)	(27,482)
CoStar Group, Inc. *	(122)	(50,341)
Coty, Inc., Class A	(5,079)	(71,614)
Cree, Inc. *	(4,570)	(189,975)
Crown Holdings, Inc. *	(28,667)	(1,283,135)
Cullen/Frost Bankers, Inc.	(1,465)	(158,572)
Cypress Semiconductor Corp.	(19,189)	(298,965)
DaVita, Inc. *	(3,021)	(209,778)
Dell Technologies, Inc., Class V *	(795)	(67,241)
Delta Air Lines, Inc.	(12,245)	(606,617)
DENTSPLY SIRONA, Inc.	(10,861)	(475,386)
Devon Energy Corp.	(6,065)	(266,617)
Discovery, Inc., Class A *	(4,839)	(133,073)
DISH Network Corp., Class A *	(8,092)	(271,972)
Dollar Tree, Inc. *	(6,305)	(535,925)
Dominion Energy, Inc.	(15,105)	(1,029,859)
Domtar Corp.	(4,810)	(229,629)
Dover Corp.	(2,825)	(206,790)
DowDuPont, Inc.	(6,188)	(407,913)
Dril-Quip, Inc. *	(3,716)	(191,002)
Dycom Industries, Inc. *	(1,782)	(168,417)
Eagle Materials, Inc.	(359)	(37,684)
Edgewell Personal Care Co. *	(931)	(46,978)
Endo International plc *	(19,844)	(187,129)
Energizer Holdings, Inc.	(1,016)	(63,967)
Ensco plc, Class A	(17,550)	(127,413)
Entergy Corp.	(1,231)	(99,452)
EQT Corp.	(20,829)	(1,149,344)
Evergy, Inc.	(1,213)	(68,110)
Eversource Energy	(1,724)	(101,044)
Extraction Oil & Gas, Inc. *	(30,089)	(442,007)
Exxon Mobil Corp.	(4,546)	(376,091)
Fastenal Co.	(5,363)	(258,121)
FireEye, Inc. *	(69,914)	(1,075,976)
First Data Corp., Class A *	(7,477)	(156,494)
First Hawaiian, Inc.	(2,112)	(61,290)
First Horizon National Corp.	(22,501)	(401,418)
First Republic Bank	(241)	(23,326)
FirstEnergy Corp.	(46,047)	(1,653,547)
Five Below, Inc. *	(2,005)	(195,909)
Floor & Decor Holdings, Inc., Class A *	(9,567)	(471,940)
Flowserve Corp.	(16,776)	(677,750)
Fluor Corp.	(8,746)	(426,630)
FMC Corp.	(5,000)	(446,050)
FNB Corp.	(31,734)	(425,870)
Freeport-McMoRan, Inc.	(29,981)	(517,472)
Fulton Financial Corp.	(3,089)	(50,969)
Gardner Denver Holdings, Inc. *	(3,148)	(92,520)
Gartner, Inc. *	(5,798)	(770,554)
GCI Liberty, Inc., Class A *	(7,071)	(318,761)
General Electric Co.	(98,640)	(1,342,490)
Genesee & Wyoming, Inc., Class A *	(3,682)	(299,420)
Genuine Parts Co.	(3,357)	(308,139)
Global Payments, Inc.	(5,024)	(560,126)
Granite Construction, Inc.	(2,314)	(128,797)
Graphic Packaging Holding Co.	(58,877)	(854,305)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Schedule of Investments	June 30, 2018 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND

INVESTMENTS	SHARES	VALUE
United States - (55.4)% (continued)
Hain Celestial Group, Inc. (The) *	(28,410)	$(846,618)
Halliburton Co.	(570)	(25,684)
Hancock Whitney Corp.	(3,611)	(168,453)
Harley-Davidson, Inc.	(8,908)	(374,849)
Healthcare Services Group, Inc.	(11,099)	(479,366)
Hershey Co. (The)	(1,077)	(100,226)
Home BancShares, Inc.	(9,849)	(222,193)
Home Depot, Inc. (The)	(377)	(73,553)
Howard Hughes Corp. (The) *	(3,595)	(476,338)
Huntington Bancshares, Inc.	(20,561)	(303,480)
IHS Markit Ltd. *	(4,622)	(238,449)
Incyte Corp. *	(11,789)	(789,863)
International Game Technology plc	(52,670)	(1,224,051)
International Paper Co.	(3,130)	(163,010)
Ionis Pharmaceuticals, Inc. *	(15,364)	(640,218)
Jack in the Box, Inc.	(388)	(33,027)
Jefferies Financial Services, Inc.	(13,752)	(312,720)
Kansas City Southern	(630)	(66,755)
KBR, Inc.	(1,367)	(24,497)
Kellogg Co.	(706)	(49,328)
Kemper Corp.	(1,112)	(84,123)
Kennametal, Inc.	(6,541)	(234,822)
KeyCorp	(20,979)	(409,930)
Kinder Morgan, Inc.	(91,881)	(1,623,536)
Kraft Heinz Co. (The)	(23,584)	(1,481,547)
L Brands, Inc.	(15,939)	(587,830)
Lancaster Colony Corp.	(208)	(28,791)
Leggett & Platt, Inc.	(1,959)	(87,450)
Lennox International, Inc.	(1,434)	(287,015)
Liberty Broadband Corp., Class C *	(10,415)	(788,624)
Liberty Expedia Holdings, Inc., Class A *	(3,998)	(175,672)
Liberty Media Corp.-Liberty SiriusXM, Class C *	(764)	(34,655)
Lincoln Electric Holdings, Inc.	(1,303)	(114,351)
Lions Gate Entertainment Corp., Class A	(12,683)	(314,792)
Live Nation Entertainment, Inc. *	(6,531)	(317,211)
LKQ Corp. *	(17,007)	(542,523)
Loews Corp.	(3,692)	(178,250)
Lowe’s Cos., Inc.	(2,619)	(250,298)
M&T Bank Corp.	(112)	(19,057)
Macquarie Infrastructure Corp.	(26,069)	(1,100,112)
Madison Square Garden Co. (The), Class A *	(535)	(165,952)
Marathon Oil Corp.	(8,343)	(174,035)
Markel Corp. *	(23)	(24,940)
Martin Marietta Materials, Inc.	(6,281)	(1,402,736)
Masco Corp.	(2,568)	(96,095)
Matador Resources Co. *	(7,540)	(226,577)
Mattel, Inc.	(70,629)	(1,159,728)
MB Financial, Inc.	(254)	(11,862)
McCormick & Co., Inc. (Non-Voting)	(409)	(47,481)
MDU Resources Group, Inc.	(11,928)	(342,095)
Medidata Solutions, Inc. *	(7,482)	(602,750)
Mercury General Corp.	(4,102)	(186,887)
MetLife, Inc.	(3,218)	(140,305)
Middleby Corp. (The) *	(1,804)	(188,374)
Minerals Technologies, Inc.	(314)	(23,660)

INVESTMENTS	SHARES	VALUE
United States - (55.4)% (continued)
Mohawk Industries, Inc. *	(92)	$(19,713)
Mondelez International, Inc., Class A	(3,928)	(161,048)
Monster Beverage Corp. *	(23,825)	(1,365,173)
Mosaic Co. (The)	(16,242)	(455,588)
MSA Safety, Inc.	(365)	(35,164)
Murphy Oil Corp.	(3,245)	(109,584)
Nabors Industries Ltd.	(247,561)	(1,586,866)
National Fuel Gas Co.	(5,380)	(284,925)
National Oilwell Varco, Inc.	(1,489)	(64,623)
NCR Corp. *	(1,145)	(34,327)
Nektar Therapeutics *	(19,704)	(962,146)
NetScout Systems, Inc. *	(1,566)	(46,510)
Neurocrine Biosciences, Inc. *	(3,463)	(340,205)
Newell Brands, Inc.	(26,907)	(693,932)
Newfield Exploration Co. *	(2,323)	(70,271)
Newmont Mining Corp.	(10,770)	(406,137)
News Corp., Class A	(12,882)	(199,671)
NiSource, Inc.	(9,290)	(244,141)
Noble Energy, Inc.	(13,975)	(493,038)
Nordstrom, Inc.	(2,420)	(125,308)
NOW, Inc. *	(12,644)	(168,545)
Nuance Communications, Inc. *	(5,518)	(76,617)
Nucor Corp.	(3,329)	(208,063)
NuVasive, Inc. *	(716)	(37,318)
Oasis Petroleum, Inc. *	(8,091)	(104,940)
Olin Corp.	(1,337)	(38,399)
ONEOK, Inc.	(10,570)	(738,103)
OPKO Health, Inc. *	(5,125)	(24,088)
O’Reilly Automotive, Inc. *	(76)	(20,791)
Packaging Corp. of America	(688)	(76,912)
PacWest Bancorp	(4,034)	(199,360)
Palo Alto Networks, Inc. *	(758)	(155,746)
Pandora Media, Inc. *	(17,915)	(141,170)
Papa John’s International, Inc.	(383)	(19,426)
Parsley Energy, Inc., Class A *	(8,087)	(244,874)
Patterson Cos., Inc.	(1,008)	(22,851)
Paychex, Inc.	(307)	(20,983)
People’s United Financial, Inc.	(2,067)	(37,392)
Perrigo Co. plc	(494)	(36,018)
Philip Morris International, Inc.	(21,422)	(1,729,611)
Pinnacle Financial Partners, Inc.	(2,416)	(148,222)
Pinnacle Foods, Inc.	(833)	(54,195)
Pitney Bowes, Inc.	(3,418)	(29,292)
Platform Specialty Products Corp. *	(18,876)	(218,962)
Pool Corp.	(1,510)	(228,765)
Post Holdings, Inc. *	(3,086)	(265,458)
PPL Corp.	(1,596)	(45,566)
Premier, Inc., Class A *	(14,983)	(545,082)
ProAssurance Corp.	(7,955)	(282,005)
Prosperity Bancshares, Inc.	(4,013)	(274,329)
QEP Resources, Inc. *	(11,110)	(136,209)
QIAGEN NV (2)*	(6,405)	(232,176)
QUALCOMM, Inc.	(6,032)	(338,516)
Regions Financial Corp.	(8,590)	(152,730)
RenaissanceRe Holdings Ltd.	(503)	(60,521)
Rockwell Automation, Inc.	(519)	(86,273)
Rowan Cos. plc, Class A *	(22,949)	(372,233)
Royal Gold, Inc.	(7,523)	(698,435)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Schedule of Investments	June 30, 2018 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND

INVESTMENTS	SHARES	VALUE
United States - (55.4)% (continued)
RPM International, Inc.	(805)	$(46,948)
Schlumberger Ltd.	(13,195)	(884,461)
Scientific Games Corp. *	(5,647)	(277,550)
Sealed Air Corp.	(22,801)	(967,902)
Seattle Genetics, Inc. *	(15,078)	(1,001,028)
Sempra Energy	(12,204)	(1,417,006)
ServiceNow, Inc. *	(4,137)	(713,508)
Sherwin-Williams Co. (The)	(159)	(64,804)
Signature Bank *	(882)	(112,790)
Six Flags Entertainment Corp.	(880)	(61,644)
SLM Corp. *	(8,192)	(93,798)
Sotheby’s *	(4,780)	(259,745)
Southern Co. (The)	(3,176)	(147,081)
Southwest Airlines Co.	(32,611)	(1,659,247)
Southwest Gas Holdings, Inc.	(4,112)	(313,622)
Spirit Airlines, Inc. *	(20,051)	(728,854)
Splunk, Inc. *	(3,415)	(338,461)
Square, Inc., Class A *	(21,080)	(1,299,371)
Stericycle, Inc. *	(3,324)	(217,024)
Sterling Bancorp	(13,376)	(314,336)
Superior Energy Services, Inc. *	(28,328)	(275,915)
Syneos Health, Inc. *	(20,077)	(941,611)
Synovus Financial Corp.	(847)	(44,747)
Tableau Software, Inc., Class A *	(2,187)	(213,779)
Take-Two Interactive Software, Inc. *	(592)	(70,069)
Targa Resources Corp.	(45,387)	(2,246,202)
TCF Financial Corp.	(3,809)	(93,778)
Telephone & Data Systems, Inc.	(5,945)	(163,012)
Tempur Sealy International, Inc. *	(10,766)	(517,306)
Teradata Corp. *	(1,719)	(69,018)
Terex Corp.	(976)	(41,177)
Tesla, Inc. *	(8,654)	(2,967,888)
Texas Capital Bancshares, Inc. *	(2,467)	(225,731)
Thor Industries, Inc.	(979)	(95,345)
T-Mobile US, Inc. *	(3,828)	(228,723)
Transocean Ltd. *	(15,161)	(203,764)
TreeHouse Foods, Inc. *	(10,941)	(574,512)
Trimble, Inc. *	(2,572)	(84,464)
Trinity Industries, Inc.	(658)	(22,543)
Trustmark Corp.	(2,256)	(73,613)
Tupperware Brands Corp.	(5,005)	(206,406)
Twitter, Inc. *	(430)	(18,778)
Ulta Beauty, Inc. *	(2,237)	(522,250)
Under Armour, Inc., Class A *	(29,544)	(664,149)
United Bankshares, Inc.	(14,325)	(521,430)
United Continental Holdings, Inc. *	(4,704)	(328,010)
Univar, Inc. *	(15,324)	(402,102)
Universal Display Corp.	(7,510)	(645,860)
Valley National Bancorp	(10,253)	(124,676)
Valmont Industries, Inc.	(271)	(40,853)
Valvoline, Inc.	(13,349)	(287,938)
Veeva Systems, Inc., Class A *	(11,406)	(876,665)
ViaSat, Inc. *	(2,661)	(174,881)
Voya Financial, Inc.	(424)	(19,928)
Vulcan Materials Co.	(10,464)	(1,350,484)
Waste Connections, Inc.	(671)	(50,513)
Wayfair, Inc., Class A *	(1,519)	(180,396)
Weatherford International plc *	(87,061)	(286,431)

INVESTMENTS	SHARES	VALUE
United States - (55.4)% (continued)
Webster Financial Corp.	(1,838)	$(117,081)
Welbilt, Inc. *	(7,124)	(158,936)
Wells Fargo & Co.	(353)	(19,570)
Wendy’s Co. (The)	(8,048)	(138,265)
WestRock Co.	(1,854)	(105,715)
WEX, Inc. *	(100)	(19,048)
Williams Cos., Inc. (The)	(42,715)	(1,158,004)
Willis Towers Watson plc	(2,448)	(371,117)
Workday, Inc., Class A *	(9,119)	(1,104,493)
World Fuel Services Corp.	(11,816)	(241,165)
Worldpay, Inc. *	(1,847)	(151,048)
WPX Energy, Inc. *	(31,593)	(569,622)
WR Grace & Co.	(4,209)	(308,562)
Zayo Group Holdings, Inc. *	(44,311)	(1,616,464)
Zions Bancorp	(4,032)	(212,446)
Zynga, Inc., Class A *	(13,534)	(55,083)

		(122,055,646)

Zambia - (0.3)%
First Quantum Minerals Ltd.	(42,250)	(622,510)

TOTAL COMMON STOCKS (Proceeds $(190,658,442))		(187,008,182)

TOTAL SHORT POSITIONS (Proceeds $(190,658,442))		(187,008,182)

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 91.1% (Cost $194,135,055)		200,506,729

OTHER ASSETS IN EXCESS OF LIABILITIES - 8.9% (f)		19,727,984

NET ASSETS - 100.0%		$220,234,713

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$14,084,186	6.4%
Consumer Staples	22,357	0.0 (b)
Energy	(5,327,657)	(2.4)
Financials	5,519,537	2.5
Health Care	5,230,876	2.4
Industrials	2,196,429	1.0
Information Technology	16,401,447	7.4
Materials	(7,555,344)	(3.4)
Real Estate	(929,198)	(0.4)
Telecommunication Services	(7,356,876)	(3.3)
Utilities	9,589,045	4.3
Short-Term Investments	168,631,927	76.6

Total Investments In Securities At Value	200,506,729	91.1
Other Assets in Excess of Liabilities (f)	19,727,984	8.9

Net Assets	$220,234,713	100.0%

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $139,245,763. In addition, $9,861,136 of cash collateral was pledged.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Schedule of Investments	June 30, 2018 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND

(b)	Represents less than 0.05% of net assets.
(c)

Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at June 30, 2018 amounted to $743,897, which represents approximately 0.34% of net assets of the fund.

(d)	Represents 7-day effective yield as of June 30, 2018.
(e)

Security fair valued as of June 30, 2018 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at June 30, 2018 amounted to $(105), which represents approximately (0.00)% of net assets of the fund.

(f)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures, swap and written option contracts.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 5).
(3)	Level 3 security (See Note 5).

Abbreviations

CHESS - Clearing House Electronic Subregister System Depository Interest

OYJ - Public Traded Company

Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

SCA - Limited partnership with share capital

SDR - Swedish Depositary Receipt

Written Call Options Contracts as of June 30, 2018:

Exchange Traded

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT		EXERCISE PRICE		EXPIRATION DATE	VALUE
EURO STOXX 50 Index	JPMS	5	EUR	(169,780)	EUR	3,400.00	7/20/2018	$(2,727)
EURO STOXX 50 Index	JPMS	15	EUR	(509,340)	EUR	3,400.00	8/17/2018	(11,964)
EURO STOXX 50 Index	JPMS	1	EUR	(33,956)	EUR	3,425.00	7/20/2018	(390)
Euro-Bund	JPMS	9	EUR	(900,000)	EUR	162.00	7/27/2018	(10,615)
Euro-Bund	JPMS	18	EUR	(1,800,000)	EUR	163.00	7/27/2018	(10,720)
Nikkei 225 Index	JPMS	1	JPY	(22,304,510)	JPY	22,250.00	8/10/2018	(4,426)
S&P 500 Index	JPMS	3	USD	(815,511)	USD	2,700.00	7/20/2018	(13,920)
S&P 500 Index	JPMS	2	USD	(543,674)	USD	2,700.00	8/17/2018	(12,600)
S&P 500 Index	JPMS	2	USD	(543,674)	USD	2,730.00	8/17/2018	(8,600)
S&P 500 Index	JPMS	3	USD	(815,511)	USD	2,755.00	8/17/2018	(8,790)
U.S. Treasury 10 Year Note	JPMS	17	USD	(1,700,000)	USD	120.50	7/27/2018	(5,578)
U.S. Treasury 10 Year Note	JPMS	34	USD	(3,400,000)	USD	121.00	7/27/2018	(6,375)
U.S. Treasury 10 Year Note	JPMS	35	USD	(3,500,000)	USD	121.50	7/27/2018	(3,828)

								$(100,533)

Written Put Options Contracts as of June 30, 2018:

Exchange Traded

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT		EXERCISE PRICE		EXPIRATION DATE	VALUE
EURO STOXX 50 Index	JPMS	15	EUR	(509,340)	EUR	3,225.00	8/17/2018	$(5,097)
EURO STOXX 50 Index	JPMS	6	EUR	(203,736)	EUR	3,275.00	7/20/2018	(1,163)
EURO STOXX 50 Index	JPMS	15	EUR	(509,340)	EUR	3,275.00	8/17/2018	(6,691)
EURO STOXX 50 Index	JPMS	15	EUR	(509,340)	EUR	3,300.00	8/17/2018	(7,655)
EURO STOXX 50 Index	JPMS	9	EUR	(305,604)	EUR	3,325.00	7/20/2018	(2,680)
EURO STOXX 50 Index	JPMS	20	EUR	(679,120)	EUR	3,350.00	7/20/2018	(7,381)
EURO STOXX 50 Index	JPMS	16	EUR	(543,296)	EUR	3,350.00	8/17/2018	(10,744)
EURO STOXX 50 Index	JPMS	22	EUR	(747,032)	EUR	3,375.00	7/20/2018	(10,097)
EURO STOXX 50 Index	JPMS	14	EUR	(475,384)	EUR	3,425.00	7/20/2018	(9,891)
Euro-Bund	JPMS	20	EUR	(2,000,000)	EUR	160.00	7/27/2018	(1,868)
Euro-Bund	JPMS	19	EUR	(1,900,000)	EUR	161.00	7/27/2018	(4,438)
Euro-Bund	JPMS	9	EUR	(900,000)	EUR	162.00	7/27/2018	(4,835)
FTSE 100 Index	JPMS	3	GBP	(229,108)	GBP	7,300.00	7/20/2018	(713)
FTSE 100 Index	JPMS	1	GBP	(76,369)	GBP	7,350.00	7/20/2018	(284)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Schedule of Investments	June 30, 2018 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT		EXERCISE PRICE		EXPIRATION DATE	VALUE
FTSE 100 Index	JPMS	2	GBP	(152,739)	GBP	7,375.00	7/20/2018	$ (620)
Nikkei 225 Index	JPMS	2	JPY	(44,609,020)	JPY	21,125.00	8/10/2018	(3,252)
Nikkei 225 Index	JPMS	1	JPY	(22,304,510)	JPY	21,250.00	8/10/2018	(1,806)
Nikkei 225 Index	JPMS	2	JPY	(44,609,020)	JPY	21,375.00	8/10/2018	(3,884)
Nikkei 225 Index	JPMS	1	JPY	(22,304,510)	JPY	21,500.00	7/13/2018	(903)
Nikkei 225 Index	JPMS	2	JPY	(44,609,020)	JPY	21,625.00	8/10/2018	(4,606)
Nikkei 225 Index	JPMS	2	JPY	(44,609,020)	JPY	21,750.00	7/13/2018	(2,348)
Nikkei 225 Index	JPMS	3	JPY	(66,913,530)	JPY	21,875.00	7/13/2018	(4,064)
Nikkei 225 Index	JPMS	2	JPY	(44,609,020)	JPY	22,000.00	8/10/2018	(6,323)
Nikkei 225 Index	JPMS	3	JPY	(66,913,530)	JPY	22,125.00	7/13/2018	(5,690)
Nikkei 225 Index	JPMS	1	JPY	(22,304,510)	JPY	22,375.00	7/13/2018	(2,890)
S&P 500 Index	JPMS	2	USD	(543,674)	USD	2,565.00	8/17/2018	(3,026)
S&P 500 Index	JPMS	2	USD	(543,674)	USD	2,595.00	8/17/2018	(4,210)
S&P 500 Index	JPMS	4	USD	(1,087,348)	USD	2,605.00	7/20/2018	(3,400)
S&P 500 Index	JPMS	3	USD	(815,511)	USD	2,610.00	8/17/2018	(6,360)
S&P 500 Index	JPMS	8	USD	(2,174,696)	USD	2,625.00	8/17/2018	(19,600)
S&P 500 Index	JPMS	4	USD	(1,087,348)	USD	2,630.00	7/20/2018	(4,400)
S&P 500 Index	JPMS	2	USD	(543,674)	USD	2,630.00	8/17/2018	(4,690)
S&P 500 Index	JPMS	3	USD	(815,511)	USD	2,640.00	8/17/2018	(8,115)
S&P 500 Index	JPMS	1	USD	(271,837)	USD	2,645.00	7/20/2018	(1,080)
S&P 500 Index	JPMS	8	USD	(2,174,696)	USD	2,650.00	7/20/2018	(11,600)
S&P 500 Index	JPMS	4	USD	(1,087,348)	USD	2,655.00	8/17/2018	(12,200)
S&P 500 Index	JPMS	10	USD	(2,718,370)	USD	2,660.00	7/20/2018	(14,730)
S&P 500 Index	JPMS	9	USD	(2,446,533)	USD	2,660.00	8/17/2018	(27,765)
S&P 500 Index	JPMS	2	USD	(543,674)	USD	2,665.00	8/17/2018	(5,250)
S&P 500 Index	JPMS	3	USD	(815,511)	USD	2,670.00	7/20/2018	(5,220)
S&P 500 Index	JPMS	3	USD	(815,511)	USD	2,670.00	8/17/2018	(10,074)
S&P 500 Index	JPMS	4	USD	(1,087,348)	USD	2,675.00	7/20/2018	(7,400)
S&P 500 Index	JPMS	1	USD	(271,837)	USD	2,675.00	8/17/2018	(3,355)
S&P 500 Index	JPMS	4	USD	(1,087,348)	USD	2,685.00	8/17/2018	(13,480)
S&P 500 Index	JPMS	19	USD	(5,164,903)	USD	2,690.00	7/20/2018	(37,431)
S&P 500 Index	JPMS	8	USD	(2,174,696)	USD	2,690.00	8/17/2018	(30,544)
S&P 500 Index	JPMS	2	USD	(543,674)	USD	2,700.00	8/17/2018	(8,304)
S&P 500 Index	JPMS	9	USD	(2,446,533)	USD	2,710.00	7/20/2018	(25,497)
S&P 500 Index	JPMS	1	USD	(271,837)	USD	2,710.00	8/17/2018	(4,185)
S&P 500 Index	JPMS	2	USD	(543,674)	USD	2,715.00	8/17/2018	(7,800)
S&P 500 Index	JPMS	9	USD	(2,446,533)	USD	2,720.00	8/17/2018	(42,391)
S&P 500 Index	JPMS	1	USD	(271,837)	USD	2,730.00	8/17/2018	(5,171)
S&P 500 Index	JPMS	1	USD	(271,837)	USD	2,740.00	8/17/2018	(5,590)
S&P 500 Index	JPMS	2	USD	(543,674)	USD	2,745.00	8/17/2018	(9,922)
U.S. Treasury 10 Year Note	JPMS	34	USD	(3,400,000)	USD	119.50	7/27/2018	(6,375)
U.S. Treasury 10 Year Note	JPMS	33	USD	(3,300,000)	USD	120.00	7/27/2018	(11,859)
U.S. Treasury 10 Year Note	JPMS	17	USD	(1,700,000)	USD	120.50	7/27/2018	(10,891)

								(481,838)

Total Written Options Contracts (Premiums Received ($721,439))								$(582,371)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Schedule of Investments	June 30, 2018 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND

Total return swap contracts outstanding as of June 30, 2018:

Over the Counter

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Hang Seng Index July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	07/30/2018	HKD	7,181,500	$16,134
MSCI Australia Net Return Index	Decreases in total return of reference entity and pays the Australian Bank- Bill Swap Reference Rate (“BBR”) plus or minus a specified spread (0.08%)	Increases in total return of reference entity	Monthly	BANA	09/21/2018	AUD	11,298	258
MSCI France Net Return Index	Decreases in total return of reference entity and pays the Euro Interbank Offered Rate (“EURIBOR”) plus or minus a specified spread (0.01%)	Increases in total return of reference entity	Monthly	BANA	09/21/2018	EUR	234	1
MSCI Italy Net Return Index	Decreases in total return of reference entity and pays the EURIBOR plus or minus a specified spread (0.09%)	Increases in total return of reference entity	Monthly	BANA	09/21/2018	EUR	1,924,052	16,481
MSCI Japan Net Return Index	Decreases in total return of reference entity and pays the London Interbank Offered Rate (“LIBOR”) plus or minus a specified spread (-0.09%)	Increases in total return of reference entity	Monthly	BANA	09/25/2018	JPY	1,965	—
MSCI Netherlands Net Return Index	Decreases in total return of reference entity and pays the EURIBOR plus or minus a specified spread (0.01%)	Increases in total return of reference entity	Monthly	BANA	09/21/2018	EUR	777,808	6,683
MSCI Spain Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the EURIBOR plus or minus a specified spread (-0.63%)	Monthly	BANA	09/19/2018	EUR	(322,514)	8,339

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Schedule of Investments	June 30, 2018 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
MSCI Sweden Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the Stockholm Interbank Offered Rate (“STIBOR”) plus or minus a specified spread (-0.04%)	Monthly	BANA	09/19/2018	SEK	(39,410,292)	$ 19,938
MSCI Switzerland Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the LIBOR plus or minus a specified spread (-0.03%)	Monthly	BANA	09/19/2018	CHF	(410,144)	902
MSCI United Kingdom Net Return Index	Decreases in total return of reference entity and pays the LIBOR plus or minus a specified spread (0.07%)	Increases in total return of reference entity	Monthly	BANA	09/21/2018	GBP	11,818	88
MSCI United Kingdom Net Return Index	Decreases in total return of reference entity and pays the LIBOR plus or minus a specified spread (0.07%)	Increases in total return of reference entity	Monthly	BANA	09/21/2018	GBP	11,839	60
Swiss Market Index September Futures	Increases in total return of reference entity	Decreases in total return of reference entity	Monthly	MSCS	09/21/2018	CHF	(13,119,750)	11,963

								80,847

MSCI Australia Net Return Index	Decreases in total return of reference entity and pays the BBR plus or minus a specified spread (0.08%)	Increases in total return of reference entity	Monthly	BANA	09/21/2018	AUD	5,838	(8)
MSCI Canada Net Return Index	Decreases in total return of reference entity and pays the Canadian Bankers’ Acceptance (“BA”) plus or minus a specified spread (-0.53%)	Increases in total return of reference entity	Monthly	BANA	09/24/2018	CAD	6,593	(46)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Schedule of Investments	June 30, 2018 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
MSCI Hong Kong Net Return Index	Decreases in total return of reference entity and pays the Hong Kong Interbank Offered Rate (“HIBOR”) plus or minus a specified spread (0.45%)	Increases in total return of reference entity	Monthly	BANA	09/21/2018	HKD	67,719,562	$ (469,183)
MSCI Italy Net Return Index	Decreases in total return of reference entity and pays the EURIBOR plus or minus a specified spread (0.09%)	Increases in total return of reference entity	Monthly	BANA	09/21/2018	EUR	904,730	(9,881)
MSCI Japan Net Return Index	Decreases in total return of reference entity and pays the LIBOR plus or minus a specified spread (-0.09%)	Increases in total return of reference entity	Monthly	BANA	09/25/2018	JPY	1,066,829,849	(304,991)
MSCI Netherlands Net Return Index	Decreases in total return of reference entity and pays the EURIBOR plus or minus a specified spread (0.01%)	Increases in total return of reference entity	Monthly	BANA	09/21/2018	EUR	906,641	(17,624)
MSCI Netherlands Net Return Index	Decreases in total return of reference entity and pays the EURIBOR plus or minus a specified spread (0.01%)	Increases in total return of reference entity	Monthly	BANA	09/21/2018	EUR	457,782	(12,240)
MSCI Netherlands Net Return Index	Decreases in total return of reference entity and pays the EURIBOR plus or minus a specified spread (0.01%)	Increases in total return of reference entity	Monthly	BANA	09/21/2018	EUR	234	(4)

								(813,977)

								$(733,130)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Schedule of Investments	June 30, 2018 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND

Futures contracts outstanding as of June 30, 2018:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
Amsterdam Exchange Index	45	7/2018	EUR	$5,797,426	$(104,851)
Hang Seng Index	20	7/2018	HKD	3,661,415	8,820
EURO STOXX 50 Index	58	9/2018	EUR	2,296,806	(33,954)
Euro-Bobl	225	9/2018	EUR	34,728,328	63,410
Euro-Bund	387	9/2018	EUR	73,462,621	486,702
Euro-Buxl	29	9/2018	EUR	6,018,024	92,200
Euro-OAT	46	9/2018	EUR	8,301,703	70,505
Euro-Schatz	136	9/2018	EUR	17,801,429	1,839
FTSE 100 Index	79	9/2018	GBP	7,925,343	(45,967)
FTSE/MIB Index	2	9/2018	EUR	251,871	(2,428)
Japan 10 Year Bond	24	9/2018	JPY	32,698,008	14,750
NASDAQ 100 Emini Index	36	9/2018	USD	5,088,060	(76,660)
Nikkei 225 Index	9	9/2018	JPY	1,811,950	(12,705)
Russell 2000 E-Mini Index	65	9/2018	USD	5,354,375	(95,472)
S&P Midcap 400 E-Mini Index	2	9/2018	USD	391,220	(10,295)
S&P/TSX 60 Index	21	9/2018	CAD	3,077,519	(1,206)
SPI 200 Index	118	9/2018	AUD	13,421,990	62,187
TOPIX Index	121	9/2018	JPY	18,912,568	(391,486)
U.S. Treasury 10 Year Note	18	9/2018	USD	2,163,375	628

					26,017

Short Contracts
IBEX 35 Index	(46)	7/2018	EUR	(5,157,972)	80,343
OMXS30 Index	(222)	7/2018	SEK	(3,869,060)	(10,718)
Australia 10 Year Bond	(10)	9/2018	AUD	(957,341)	1,011
Canada 10 Year Bond	(149)	9/2018	CAD	(15,494,459)	(209,399)
DAX Index	(35)	9/2018	EUR	(12,577,133)	302,234
Euro-BTP	(32)	9/2018	EUR	(4,754,908)	(73,708)
Long Gilt	(271)	9/2018	GBP	(44,012,683)	(521,322)
MSCI EAFE E-Mini Index	(1)	9/2018	USD	(97,770)	161
S&P 500 E-Mini Index	(167)	9/2018	USD	(22,725,360)	247,100
U.S. Treasury 2 Year Note	(58)	9/2018	USD	(12,286,031)	2,529
U.S. Treasury 5 Year Note	(313)	9/2018	USD	(35,562,180)	(156,667)
U.S. Treasury Long Bond	(45)	9/2018	USD	(6,525,000)	(102,696)

					(441,132)

					$(415,115)

Forward foreign currency contracts outstanding as of June 30, 2018:

Over the Counter

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
AUD	280,000	USD	206,048	CITI	9/19/2018	$1,216
AUD	420,000	USD	309,073	JPMC	9/19/2018	1,823
CAD	2,096,400	USD	1,578,428	CITI	9/19/2018	18,377
CAD	3,144,600	USD	2,367,645	JPMC	9/19/2018	27,562

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Schedule of Investments	June 30, 2018 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
CHF	1,844,000	USD	1,870,244	CITI	9/19/2018	$ 4,686
CHF	2,766,000	USD	2,805,369	JPMC	9/19/2018	7,026
DKK	280,800	USD	43,914	CITI	9/19/2018	378
DKK	421,200	USD	65,871	JPMC	9/19/2018	567
EUR	7,462,300	USD	8,699,788	CITI	9/19/2018	67,183
EUR	11,193,447	USD	13,049,594	JPMC	9/19/2018	100,859
GBP	1,197,200	USD	1,572,510	CITI	9/19/2018	13,106
GBP	1,795,800	USD	2,358,768	JPMC	9/19/2018	19,656
HKD	940,000	USD	119,944	CITI	9/19/2018	29
HKD	1,410,000	USD	179,916	JPMC	9/19/2018	43
NOK	413,200	USD	50,663	CITI	9/19/2018	233
NOK	619,800	USD	75,994	JPMC	9/19/2018	349
USD	1,904,221	AUD	2,535,200	CITI	9/19/2018	27,595
USD	2,856,328	AUD	3,802,800	JPMC	9/19/2018	41,389
USD	212,605	CAD	273,200	CITI	9/19/2018	4,512
USD	318,907	CAD	409,800	JPMC	9/19/2018	6,765
USD	15,592,527	CHF	15,250,238	CITI	9/19/2018	86,493
USD	23,388,765	CHF	22,875,360	JPMC	9/19/2018	129,709
USD	4,450	DKK	28,000	CITI	9/19/2018	33
USD	6,675	DKK	42,000	JPMC	9/19/2018	50
USD	12,153,358	EUR	10,272,400	CITI	9/19/2018	84,982
USD	18,240,289	EUR	15,408,600	JPMC	9/19/2018	137,726
USD	469,978	GBP	354,400	CITI	9/19/2018	598
USD	704,966	GBP	531,600	JPMC	9/19/2018	895
USD	3,883,306	JPY	424,030,003	CITI	9/19/2018	32,014
USD	5,824,655	JPY	636,045,005	JPMC	9/19/2018	47,717
USD	3,070,026	NOK	24,785,500	CITI	9/19/2018	17,080
USD	4,604,663	NOK	37,178,250	JPMC	9/19/2018	25,243
USD	6,285,027	NZD	9,100,800	CITI	9/19/2018	120,592
USD	9,427,528	NZD	13,651,200	JPMC	9/19/2018	180,876
USD	3,229,992	SEK	28,142,402	CITI	9/19/2018	68,747
USD	4,844,981	SEK	42,213,598	JPMC	9/19/2018	103,113
USD	898	SGD	1,200	CITI	9/19/2018	15
USD	1,346	SGD	1,800	JPMC	9/19/2018	23

Total unrealized appreciation						1,379,260

AUD	8,789,600	USD	6,666,273	CITI	9/19/2018	(159,967)
AUD	13,184,400	USD	10,000,168	JPMC	9/19/2018	(240,706)
CAD	28,572,800	USD	22,116,482	CITI	9/19/2018	(352,893)
CAD	42,859,200	USD	33,174,764	JPMC	9/19/2018	(529,390)
CHF	18,800	USD	19,168	CITI	9/19/2018	(53)
CHF	28,200	USD	28,752	JPMC	9/19/2018	(79)
DKK	17,200	USD	2,718	CITI	9/19/2018	(5)
DKK	25,800	USD	4,078	JPMC	9/19/2018	(8)
EUR	6,111,700	USD	7,219,197	CITI	9/19/2018	(38,959)
EUR	9,167,553	USD	10,828,812	JPMC	9/19/2018	(58,450)
GBP	4,127,200	USD	5,543,921	CITI	9/19/2018	(77,705)
GBP	6,190,800	USD	8,315,891	JPMC	9/19/2018	(116,568)
HKD	132,800	USD	16,963	CITI	9/19/2018	(13)
HKD	199,200	USD	25,444	JPMC	9/19/2018	(19)
JPY	338,452,000	USD	3,099,356	CITI	9/19/2018	(25,334)
JPY	507,678,000	USD	4,650,880	JPMC	9/19/2018	(39,847)
NOK	848,000	USD	105,066	CITI	9/19/2018	(615)
NOK	1,272,000	USD	157,599	JPMC	9/19/2018	(920)
NZD	2,172,000	USD	1,503,958	CITI	9/19/2018	(32,752)
NZD	3,258,000	USD	2,255,940	JPMC	9/19/2018	(49,130)
SEK	1,126,000	USD	130,368	CITI	9/19/2018	(3,884)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Schedule of Investments	June 30, 2018 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
SEK	1,689,000	USD	195,553	JPMC	9/19/2018	$ (5,827)
SGD	13,200	USD	9,855	CITI	9/19/2018	(150)
SGD	19,800	USD	14,782	JPMC	9/19/2018	(225)
USD	2,158,039	AUD	2,923,600	CITI	9/19/2018	(6,092)
USD	3,237,054	AUD	4,385,400	JPMC	9/19/2018	(9,141)
USD	6,720,836	CAD	8,892,800	CITI	9/19/2018	(52,712)
USD	10,084,896	CAD	13,339,200	JPMC	9/19/2018	(75,424)
USD	5,995,293	CHF	5,928,562	CITI	9/19/2018	(32,713)
USD	8,992,925	CHF	8,892,840	JPMC	9/19/2018	(49,079)
USD	17,263	DKK	110,400	CITI	9/19/2018	(150)
USD	25,895	DKK	165,600	JPMC	9/19/2018	(226)
USD	4,493,912	EUR	3,848,800	CITI	9/19/2018	(27,792)
USD	6,740,859	EUR	5,773,200	JPMC	9/19/2018	(41,697)
USD	4,859,257	GBP	3,697,200	CITI	9/19/2018	(37,452)
USD	7,288,876	GBP	5,545,800	JPMC	9/19/2018	(56,185)
USD	201,554	JPY	22,248,800	CITI	9/19/2018	(523)
USD	302,330	JPY	33,373,200	JPMC	9/19/2018	(785)
USD	1,516,343	NOK	12,386,500	CITI	9/19/2018	(9,362)
USD	2,274,511	NOK	18,579,750	JPMC	9/19/2018	(14,045)
USD	3,001,496	SEK	26,910,000	CITI	9/19/2018	(21,314)
USD	4,502,238	SEK	40,365,000	JPMC	9/19/2018	(31,976)
USD	586	SGD	800	CITI	9/19/2018	(2)
USD	879	SGD	1,200	JPMC	9/19/2018	(3)

Total unrealized depreciation						(2,200,172)

Net unrealized depreciation						$(820,912)

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

SGD - Singapore Dollar

USD - United States Dollar

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Schedule of Investments	June 30, 2018 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND

Collateral pledged to, or (received from), each counterparty at June 30, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
BARC
Cash	$—	$2,790,352	$2,790,352

CITI
Cash	1,280,000	—	1,280,000

GSCO
Cash	—	583,431	583,431

JPMC
Cash	3,040,000	—	3,040,000

JPMS
Cash	—	13,370,763	13,370,763

MLIN
Cash	3,220,000	—	3,220,000

MSCS
Cash	1,768,821	—	1,768,821

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2018

Schedule of Investments	June 30, 2018 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

INVESTMENTS	SHARES	VALUE
LONG POSITIONS - 120.6%
COMMON STOCKS - 36.7%

Aerospace & Defense - 0.0% (a)
KLX, Inc. *	2,968	$213,399

Automobiles - 0.0% (a)
Tesla, Inc. *	127	43,555

Banks - 0.6%
CoBiz Financial, Inc.	7,346	157,792
First Connecticut Bancorp, Inc.	13,147	402,298
Guaranty Bancorp	5,078	151,324
MB Financial, Inc.	10,161	474,519
Patriot National Bancorp, Inc.	32,947	675,414
State Bank Financial Corp.	23,367	780,458

		2,641,805

Biotechnology - 0.4%
Eidos Therapeutics, Inc. *	1,000	20,340
Foundation Medicine, Inc. *	7,341	1,003,514
Kiniksa Pharmaceuticals Ltd., Class A *	1,000	17,350
MeiraGTx Holdings plc *	1,000	11,460
Shire plc, ADR	3,976	671,149
Surface Oncology, Inc. *	2,600	42,406
Translate Bio, Inc. *	1,000	12,650

		1,778,869

Building Products - 0.3%
USG Corp. *	28,674	1,236,423

Capital Markets - 26.3%
Alignvest Acquisition II Corp., Class A (Canada) *	350,000	2,595,748
Big Rock Partners Acquisition Corp. (2) *	200,000	1,978,000
Bison Capital Acquisition Corp. (China) *	150,000	1,503,000
Black Ridge Acquisition Corp. (2)*	210,000	2,051,700
Cannabis Strategies Acquisition Corp., Class A (Canada) *	250,000	1,892,139
CM Seven Star Acquisition Corp. (Hong Kong) *	250,000	2,462,500
Constellation Alpha Capital Corp. (2)*	349,500	3,477,525
DFB Healthcare Acquisitions Corp. *(b)	399,999	3,859,990
Draper Oakwood Technology Acquisition, Inc., Class A (2)*(b)	150,000	1,497,000
Far Point Acquisition Corp. *	2	20
Far Point Acquisition Corp., Class A *	199,998	1,949,981
Financial Engines, Inc.	12,933	580,692
FinTech Acquisition Corp. II *	150,000	1,507,500
GigCapital, Inc. *	275,000	2,711,500
Gordon Pointe Acquisition Corp. (2)*	122,980	1,195,366
Gordon Pointe Acquisition Corp. (2)*	122,980	1,264,234
GS Acquisition Holdings Corp. (2)*	300,000	3,060,000
Haymaker Acquisition Corp., Class A *	399,960	3,927,607
Hennessy Capital Acquisition Corp. III *	400,000	4,056,000
HL Acquisitions Corp. *	54,000	542,700
I-AM Capital Acquisition Co. *	225,000	2,274,750
Industrea Acquisition Corp., Class A (2)*	400,000	3,944,000
Jensyn Acquisition Corp. (2)*	69,000	728,640
Kayne Anderson Acquisition Corp., Class A (2)*	250,000	2,452,500

INVESTMENTS	SHARES	VALUE
Capital Markets - 26.3% (continued)
Legacy Acquisition Corp., Class A *	500,000	$4,810,000
Leisure Acquisition Corp. (2)*	450,000	4,347,000
Leo Holdings Corp., Class A (United Kingdom) (2)*	500,000	4,825,000
LF Capital Acquisition Corp. *	240,000	2,416,800
Modern Media Acquisition Corp. *(c)	595,031	5,932,459
MTech Acquisition Corp. *	125,000	1,220,000
Mudrick Capital Acquisition Corp., Class A (2)*	500,000	4,810,000
Nebula Acquisition Corp., Class A (2)*	139,998	1,341,181
New Frontier Corp. (Hong Kong) *	200,000	2,010,000
One Madison Corp., Class A (2)*	250,000	2,422,500
Opes Acquisition Corp. (Mexico) (2)*	250,000	2,427,500
Pensare Acquisition Corp. *	250,000	2,477,500
Platinum Eagle Acquisition Corp. (2)*	159,999	1,555,190
PROMECAP Acquisition Co. SAB de CV (Mexico) (3)*(d)	400,000	3,786,458
Pure Acquisition Corp.*	345,000	3,325,800
Regalwood Global Energy Ltd., Class A *	150,001	1,464,010
Sentinel Energy Services, Inc., Class A (2)*	133,320	1,301,203
Stellar Acquisition III, Inc. (Greece) (2)*(c)	198,700	2,062,506
Thunder Bridge Acquisition Ltd. *	360,000	3,614,400
Tiberius Acquisition Corp. (2)*	235,000	2,246,600
Trinity Merger Corp., Class A (2)*	500,000	4,880,000
Twelve Seas Investment Co. (United Kingdom) *	240,000	2,414,400
Union Acquisition Corp. (2)*	250,000	2,407,500
VectoIQ Acquisition Corp. (2)*	360,000	3,434,400

		123,045,499

Commercial Services & Supplies - 0.0% (a)
BrightView Holdings, Inc. *	1,000	21,950

Communications Equipment - 0.3%
Mitel Networks Corp. *	109,349	1,199,558

Diversified Consumer Services - 0.0% (a)
Education Management Corp. (2)*(b)(c)	8,615,228	25,846

Diversified Financial Services - 0.5%
PNBK Holdings LLC, Class A (3)*(d)	2,090,900	1,692,541
PNBK Holdings LLC, Class B (3)*(d)	3,218	—
Rescap Liquidating Trust *	125,811	786,319

		2,478,860

Diversified Telecommunication Services - 0.5%
AT&T, Inc.	69,601	2,234,888

Electrical Equipment - 0.1%
nVent Electric plc (United Kingdom) *	24,677	619,393

Energy Equipment & Services - 0.3%
Apergy Corp. *	17,544	732,462
Oil States International, Inc. *(b)	24,725	793,672

		1,526,134

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Schedule of Investments	June 30, 2018 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

INVESTMENTS	SHARES	VALUE
Equity Real Estate Investment Trusts (REITs) - 1.0%
CorePoint Lodging, Inc. *	12,125	$314,037
DCT Industrial Trust, Inc.	4,330	288,941
Education Realty Trust, Inc.	20,300	842,450
Gramercy Property Trust	25,665	701,168
JBG SMITH Properties	13,274	484,103
LaSalle Hotel Properties	15,030	514,477
Park Hotels & Resorts, Inc.	15,579	477,185
Quality Care Properties, Inc.	35,598	765,713
Spirit MTA REIT *	9,900	101,970

		4,490,044

Food Products - 0.4%
Pinnacle Foods, Inc.	26,294	1,710,688

Health Care Equipment & Supplies - 0.0% (a)
Abaxis, Inc.	2,329	193,330
China Medical Technologies, Inc., ADR (China) (3)*(d)	4,931	—

		193,330

Health Care Providers & Services - 0.8%
Envision Healthcare Corp. *	51,417	2,262,862
Kindred Healthcare, Inc. *	136,743	1,230,687
Rotech Healthcare, Inc. (3)*(d)	16,828	—

		3,493,549

Health Care Technology - 0.3%
athenahealth, Inc. *	2,396	381,300
Cotiviti Holdings, Inc. *	17,486	771,657

		1,152,957

Hotels, Restaurants & Leisure - 0.3%
ILG, Inc.	20,814	687,487
Panera Bread Co., Class A (3)*(d)	10,533	110,424
Wyndham Hotels & Resorts, Inc.	11,027	648,718
Yum China Holdings, Inc. (China) (b)	3,948	151,840

		1,598,469

Household Durables - 0.0% (a)
GoPro, Inc., Class A *(b)	10,956	70,557

Internet & Direct Marketing Retail - 0.2%
Booking Holdings, Inc. *(b)	291	589,883
Expedia Group, Inc. (b)	1,764	212,015

		801,898

Internet Software & Services - 0.5%
Akamai Technologies, Inc. *(b)	7,425	543,733
DocuSign, Inc. *(b)	2,000	105,900
FriendFinder Networks, Inc. (3)*(d)	6,483	1,823
Okta, Inc. *(b)	12,935	651,536
Q2 Holdings, Inc. *(b)	16,547	944,006
Web.com Group, Inc. *	4,526	116,997
Zillow Group, Inc., Class C *	793	46,835

		2,410,830

IT Services - 0.2%
Adyen NV (Netherlands) (2)*(e)	1,000	550,910
Black Knight, Inc. *	4,415	236,423

INVESTMENTS	SHARES	VALUE
IT Services - 0.2% (continued)
Convergys Corp.	6,217	$151,943
Evo Payments, Inc., Class A *(b)	5,000	102,900
GreenSky, Inc., Class A *	5,000	105,750

		1,147,926

Life Sciences Tools & Services - 0.0% (a)
Illumina, Inc. *(b)	265	74,012

Machinery - 0.1%
Fortive Corp. (b)	3,790	292,247
Pentair plc (United Kingdom)	6,302	265,188

		557,435

Media - 0.0% (a)
China Networks International Holdings Ltd. (3)*(d)	2,287,278	10,499
Discovery, Inc., Class C *	1,024	26,112

		36,611

Metals & Mining - 0.1%
Arizona Mining, Inc. (Canada) *	66,473	311,470

Mortgage Real Estate Investment Trusts (REITs) - 0.2%
CYS Investments, Inc.	51,697	387,727
MTGE Investment Corp.	12,103	237,219
Starwood Property Trust, Inc. (b)	3,850	83,584

		708,530

Multiline Retail - 0.1%
BJ’s Wholesale Club Holdings, Inc. *	10,000	236,500

Multi-Utilities - 0.4%
Vectren Corp.	26,716	1,908,858

Oil, Gas & Consumable Fuels - 1.0%
Amyris, Inc. *(b)	41,195	263,236
Andeavor	21,237	2,785,869
Quicksilver Resources, Inc. (3)*(d)	14,730	197,925
Raging River Exploration, Inc. (Canada) *	10,480	45,439
Vermilion Energy, Inc. (Canada)	38,241	1,379,079

		4,671,548

Pharmaceuticals - 0.0% (a)
Tricida, Inc.*	1,000	29,900

Road & Rail - 0.0%
Jack Cooper Holdings Corp. (Non-Voting), Class B (3)*(d)	2,223	—

Semiconductors & Semiconductor Equipment - 0.5%
NXP Semiconductors NV (Netherlands) *	16,048	1,753,565
Xcerra Corp. *	26,696	372,943

		2,126,508

Software - 1.1%
Avalara, Inc. *	1,000	53,370
Carbon Black, Inc. *	2,000	52,000
Ceridian HCM Holding, Inc. *(b)	1,000	33,190
Domo, Inc., Class B *	5,000	136,500

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Schedule of Investments	June 30, 2018 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

INVESTMENTS	SHARES	VALUE
Software - 1.1% (continued)
Guidewire Software, Inc. *(b)	2,077	$184,396
Micro Focus International plc, ADR (United Kingdom)	37,665	650,475
Pivotal Software, Inc., Class A *	5,000	121,350
Proofpoint, Inc. *(b)	29,092	3,354,598
Smartsheet, Inc., Class A *	5,000	129,850
Zendesk, Inc. *(b)	6,754	368,025
Zuora, Inc., Class A*	2,000	54,400

		5,138,154

Specialty Retail - 0.1%
Rent-A-Center, Inc. *	33,764	497,006
Vivo Energy plc (Morocco) (2)*(e)	25,000	48,857

		545,863

Technology Hardware, Storage & Peripherals - 0.0% (a)
Borqs Technologies, Inc. (China) *	10,569	55,487
Western Digital Corp. (b)	1,146	88,712

		144,199

Trading Companies & Distributors - 0.0% (a)
AM Castle & Co. (3)*(b)(d)	8,695	34,272

Water Utilities - 0.0% (a)
Connecticut Water Service, Inc.	1,214	79,299
SJW Group	1,938	128,334

		207,633

Wireless Telecommunication Services - 0.1%
Cleveland Unlimited (3)*(d)	2	277,550
Sprint Corp. *	61,782	336,094

		613,644

TOTAL COMMON STOCKS (Cost $173,691,247)		171,481,564

PREFERRED STOCKS - 0.5%

Banks - 0.1%
First Banks, Inc., Series C (3)*(d)	2,458	671,996

Thrifts & Mortgage Finance - 0.4%
FHLMC, Series V, 5.57%, 8/2/2018 *(b)(f)	83,409	441,234
FHLMC, Series W, 5.66%, 8/2/2018 (2)*(f)	29,460	147,594
FHLMC, Series X, 6.02%, 8/2/2018 (2)*(f)	47,843	253,568
FHLMC, Series Z, 8.38%, 12/31/2022 *(f)(g)	45,876	286,725
FNMA, Series S, 8.25%, 12/31/2020 *(f)(g)	77,876	492,176

		1,621,297

TOTAL PREFERRED STOCKS (Cost $3,488,136)		2,293,293

INVESTMENTS	SHARES	VALUE
CONVERTIBLE PREFERRED STOCKS - 5.8%

Capital Markets - 2.9%
Mandatory Exchangeable Trust (China) $100 par, 5.75%, 6/1/2019 (2)(b)(e)	56,586	$11,805,600
Virtus Investment Partners, Inc. Series D, $100 par, 7.25%, 2/1/2020 (2)(b)	17,975	1,943,996

		13,749,596

Diversified Financial Services - 0.5%
2017 Mandatory Exchangeable Trust $100 par, 5.19%, 12/1/2020 (2)(b)(e)	18,425	2,388,862

Equity Real Estate Investment Trusts (REITs) - 0.2%
QTS Realty Trust, Inc. Series B, $100 par, 6.50%, 12/31/2049 (2)*(b)(f)	9,525	957,358

Food Products - 1.0%
Bunge Ltd. $100 par, 4.88%, 12/31/2049 (2)(b)(f)	42,625	4,582,537

Gas Utilities - 0.2%
South Jersey Industries, Inc. $50 par, 7.25%, 4/15/2021 (2)(b)	12,425	676,417

Insurance - 0.4%
Assurant, Inc. Series D, $100 par, 6.50%, 3/15/2021 (2)(b)	17,525	1,964,552

Machinery - 0.3%
Fortive Corp. Series A, $1,000 par, 5.00%, 7/1/2021 (2)*	875	882,201
Rexnord Corp. Series A, $50 par, 5.75%, 11/15/2019 (2)(b)	4,975	309,144

		1,191,345

Multi-Utilities - 0.1%
Sempra Energy Series A, $100 par, 6.00%, 1/15/2021 (2)(b)	5,500	572,715

Technology Hardware, Storage & Peripherals - 0.2%
NCR Corp. Series A, $1,602.990000 par, 5.50%, 12/31/2049 (2)*(b)(f)(h)	855	1,032,440

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $19,737,998)		27,115,822

CLOSED END FUNDS - 4.8%
Adams Natural Resources Fund, Inc.	4,800	96,432
Alliance California Municipal Income Fund, Inc.	25,727	338,053
AllianceBernstein Global High Income Fund, Inc.	12,292	141,850
AllianceBernstein National Municipal Income Fund, Inc.	23,217	292,998
Bancroft Fund Ltd.	622	13,609
BlackRock California Municipal Income Trust	26,742	348,448
BlackRock Credit Allocation Income Trust	14,189	171,403

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Schedule of Investments	June 30, 2018 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

INVESTMENTS	SHARES	VALUE

CLOSED END FUNDS - 4.8% (continued)
BlackRock Investment Quality Municipal Trust, Inc.	17,259	$242,834
BlackRock Long-Term Municipal Advantage Trust	7,223	81,259
BlackRock Muni Intermediate Duration Fund, Inc.	29,380	388,110
BlackRock MuniAssets Fund, Inc.	5,871	77,673
BlackRock Municipal 2030 Target Term Trust	15,930	343,451
BlackRock Municipal Bond Trust	14,076	201,709
BlackRock Municipal Income Investment Quality Trust	3,119	43,011
BlackRock Municipal Income Investment Trust	705	9,271
BlackRock Municipal Income Quality Trust	19,700	255,903
BlackRock Municipal Income Trust	15,880	204,693
BlackRock Municipal Income Trust II	2,199	31,358
BlackRock MuniEnhanced Fund, Inc.	15,901	167,437
BlackRock MuniHoldings California Quality Fund, Inc.	20,152	265,805
BlackRock MuniHoldings Fund II, Inc.	8,479	117,265
BlackRock MuniHoldings Fund, Inc.	4,269	66,639
BlackRock MuniHoldings Investment Quality Fund	15,672	202,639
BlackRock MuniHoldings New Jersey Quality Fund, Inc.	20,404	269,129
BlackRock MuniHoldings New York Quality Fund, Inc.	21,488	267,311
BlackRock MuniHoldings Quality Fund II, Inc.	15,238	186,361
BlackRock MuniHoldings Quality Fund, Inc.	7,701	95,338
BlackRock MuniVest Fund, Inc.	20,681	181,166
BlackRock MuniYield California Fund, Inc.	16,071	214,066
BlackRock MuniYield California Quality Fund, Inc.	20,134	268,588
BlackRock MuniYield Fund, Inc.	17,911	238,574
BlackRock MuniYield Investment Quality Fund	1,446	18,914
BlackRock MuniYield Michigan Quality Fund, Inc.	15,742	206,378
BlackRock MuniYield New Jersey Fund, Inc.	8,822	121,655
BlackRock MuniYield New York Quality Fund, Inc.	28,547	341,993
BlackRock MuniYield Pennsylvania Quality Fund	13,316	178,967
BlackRock MuniYield Quality Fund II, Inc.	17,142	207,590
BlackRock MuniYield Quality Fund III, Inc.	21,284	268,178
BlackRock MuniYield Quality Fund, Inc.	13,114	183,203
BlackRock New York Municipal Income Trust	8,148	104,710
BlackRock Taxable Municipal Bond Trust	12,223	270,128
Brookfield Global Listed Infrastructure Income Fund, Inc.	378	4,570

INVESTMENTS	SHARES	VALUE

CLOSED END FUNDS - 4.8% (continued)
Delaware Investments Minnesota Municipal Income Fund II, Inc.	12,175	$150,726
Deutsche Municipal Income Trust	24,105	265,637
Deutsche Strategic Municipal Income Trust	12,150	132,192
Dividend and Income Fund	22,006	271,334
Dreyfus Municipal Bond Infrastructure Fund, Inc.	20,120	251,098
Dreyfus Municipal Income, Inc. (b)	10,923	89,022
Dreyfus Strategic Municipal Bond Fund, Inc. (b)	23,617	178,781
Dreyfus Strategic Municipals, Inc. (b)	28,887	221,563
DTF Tax-Free Income, Inc.	17,149	228,939
Eaton Vance California Municipal Bond Fund	18,618	192,324
Eaton Vance Ltd. Duration Income Fund (b)	20,865	262,482
Eaton Vance Municipal Bond Fund	21,601	255,108
Eaton Vance Municipal Bond Fund II	12,498	147,976
Eaton Vance Municipal Income Trust (b)	26,601	314,956
Eaton Vance New York Municipal Bond Fund	15,611	176,560
Federated Premier Municipal Income Fund	14,515	192,179
First Trust Aberdeen Global Opportunity Income Fund (b)	1,910	19,157
First Trust High Income Long/Short Fund	7,007	103,213
Gabelli Healthcare & WellnessRx Trust (The)	6,481	64,940
GDL Fund (The)	232	2,130
Guggenheim Taxable Municipal Managed Duration Trust	3,455	74,939
Invesco Advantage Municipal Income Trust II	21,358	227,676
Invesco California Value Municipal Income Trust	19,956	235,481
Invesco High Income Trust II	832	11,224
Invesco Municipal Opportunity Trust	34,071	399,993
Invesco Municipal Trust	19,159	226,459
Invesco Pennsylvania Value Municipal Income Trust	27,335	327,200
Invesco Quality Municipal Income Trust	26,609	317,179
Invesco Trust for Investment Grade Municipals	14,922	184,585
Invesco Trust for Investment Grade New York Municipals	7,690	98,047
Invesco Value Municipal Income Trust	28,379	400,995
Ivy High Income Opportunities Fund	1,065	15,261
MFS High Income Municipal Trust	1,285	6,399
MFS Investment Grade Municipal Trust	4,518	41,791
MFS Municipal Income Trust	29,026	191,281
Neuberger Berman High Yield Strategies Fund, Inc.	17,628	190,735
Neuberger Berman Intermediate Municipal Fund, Inc.	8,920	121,580
New America High Income Fund, Inc. (The)	631	5,439

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Schedule of Investments	June 30, 2018 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

INVESTMENTS	SHARES	VALUE

CLOSED END FUNDS - 4.8% (continued)
Nuveen AMT-Free Municipal Credit Income Fund	12,174	$177,619
Nuveen AMT-Free Quality Municipal Income Fund	25,085	326,356
Nuveen Arizona Quality Municipal Income Fund	1,905	24,327
Nuveen Build America Bond Fund	4,760	98,104
Nuveen Build America Bond Opportunity Fund	100	2,197
Nuveen California AMT-Free Quality Municipal Income Fund	18,797	255,263
Nuveen California Municipal Value Fund, Inc.	13,963	132,230
Nuveen California Quality Municipal Income Fund	29,080	388,509
Nuveen Connecticut Quality Municipal Income Fund	26,387	313,478
Nuveen Enhanced Municipal Value Fund	13,163	179,675
Nuveen Georgia Quality Municipal Income Fund	11,844	134,429
Nuveen Intermediate Duration Municipal Term Fund	21,403	266,253
Nuveen Intermediate Duration Quality Municipal Term Fund	10,586	133,066
Nuveen Maryland Quality Municipal Income Fund	21,074	255,628
Nuveen Massachusetts Quality Municipal Income Fund	1,830	22,763
Nuveen Michigan Quality Municipal Income Fund	20,184	255,529
Nuveen Municipal Credit Income Fund	13,022	186,605
Nuveen Municipal High Income Opportunity Fund	3,100	39,277
Nuveen Municipal Value Fund, Inc.	5,000	47,800
Nuveen New Jersey Quality Municipal Income Fund	25,011	326,394
Nuveen New York AMT-Free Quality Municipal Income Fund	26,229	320,781
Nuveen New York Municipal Value Fund, Inc.	2,392	22,030
Nuveen New York Quality Municipal Income Fund	20,347	256,169
Nuveen North Carolina Quality Municipal Income Fund	19,152	236,336
Nuveen Ohio Quality Municipal Income Fund	18,059	251,020
Nuveen Pennsylvania Quality Municipal Income Fund	22,620	285,691
Nuveen Quality Municipal Income Fund	30,150	400,995
Nuveen Select Maturities Municipal Fund	3,998	39,020
Nuveen Select Tax-Free Income Portfolio	3,134	44,816
Nuveen Select Tax-Free Income3 Portfolio	2,497	36,157
Nuveen Texas Quality Municipal Income Fund	5,062	64,692

INVESTMENTS	SHARES	VALUE

CLOSED END FUNDS - 4.8% (continued)
Nuveen Virginia Quality Municipal Income Fund	26,595	$331,374
PGIM Global Short Duration High Yield Fund, Inc.	19,469	265,947
PGIM Short Duration High Yield Fund, Inc.	18,376	257,264
Pioneer Diversified High Income Trust	946	13,783
Pioneer Municipal High Income Advantage Trust	7,069	77,406
Pioneer Municipal High Income Trust	20,346	232,351
Putnam Managed Municipal Income Trust	36,153	255,963
Putnam Municipal Opportunities Trust	20,745	242,302
Templeton Global Income Fund	14,966	91,891
Western Asset Global High Income Fund, Inc.	2,914	26,576
Western Asset Intermediate Muni Fund, Inc.	24,079	208,645
Western Asset Managed Municipals Fund, Inc.	13,644	173,006
Western Asset Municipal High Income Fund, Inc.	10,786	77,983
Western Asset Municipal Partners Fund, Inc.	14,354	202,678

TOTAL CLOSED END FUNDS (Cost $23,070,837)		22,305,628

	PRINCIPAL AMOUNT
CORPORATE BONDS - 10.5%

Aerospace & Defense - 0.8%
KLX, Inc. 5.88%, 12/1/2022 (2)(e)	$2,149,000	2,232,274
Northrop Grumman Innovation Systems, Inc. 5.25%, 10/1/2021 (2)	1,550,000	1,591,850

		3,824,124

Airlines - 0.2%
United Continental Holdings, Inc. 6.00%, 12/1/2020 (2)	1,000,000	1,043,800

Auto Components - 0.0%
Exide Technologies 8.63%, 2/1/2028 (3)(d)(i)	33,550,000	—

Automobiles - 0.2%
General Motors Co. 3.50%, 10/2/2018 (2)	725,000	726,373

Banks - 0.5%
Bank of America Corp. (ICE LIBOR USD 3 Month + 0.65%), 2.99%, 6/25/2022 (2)(j)	2,000,000	1,997,860
CIT Group, Inc. 3.88%, 2/19/2019 (2)	500,000	501,375
Washington Mutual, Inc. Escrow 0.00%, 9/29/2017 (3)(d)	5,000,000	47,500

		2,546,735

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Schedule of Investments	June 30, 2018 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

INVESTMENTS	PRINCIPAL AMOUNT	VALUE
Biotechnology - 0.7%
AMAG Pharmaceuticals, Inc. 7.88%, 9/1/2023 (2)(e)	$2,910,000	$3,086,419

Capital Markets - 0.2%
Goldman Sachs Group, Inc. (The) 2.60%, 4/23/2020 (2)	1,000,000	990,564

Chemicals - 1.1%
Momentive Performance Materials USA, Inc. 8.88%, 10/15/2020 (3)(d)(i)	13,550,000	—
Momentive Performance Materials, Inc.
3.88%, 10/24/2021 (3)(d)	5,000,000	5,250,000

		5,250,000

Consumer Finance - 0.7%
Ally Financial, Inc. 3.25%, 11/5/2018 (2)	1,000,000	1,000,000
General Motors Financial Co., Inc. 3.10%, 1/15/2019 (2)	1,250,000	1,251,175
2.40%, 5/9/2019 (2)	1,000,000	995,340

		3,246,515

Diversified Financial Services - 0.8%
Nationstar Mortgage LLC 7.88%, 10/1/2020 (2)	967,000	970,626
6.50%, 7/1/2021 (2)	2,600,000	2,593,500

		3,564,126

Diversified Telecommunication Services - 0.2%
CenturyLink, Inc. Series V, 5.63%, 4/1/2020 (2)	1,000,000	1,011,250

Equity Real Estate Investment Trusts (REITs) - 0.4%
American Tower Corp. 3.40%, 2/15/2019 (2)	947,000	949,549
iStar, Inc. 5.00%, 7/1/2019 (2)	1,000,000	997,500

		1,947,049

Food & Staples Retailing - 0.3%
Rite Aid Corp. 6.13%, 4/1/2023 (2)(e)	1,546,000	1,567,644

Food Products - 0.2%
Viterra, Inc. (Switzerland) 5.95%, 8/1/2020 (2)(e)	923,000	965,347

Health Care Providers & Services - 0.2%
HCA, Inc. 3.75%, 3/15/2019 (2)	1,000,000	1,003,750

Household Durables - 0.2%
DR Horton, Inc. 3.75%, 3/1/2019 (2)	500,000	501,561
Steinhoff Europe AG (Austria) 1.88%, 1/24/2025 (2)(k)	EUR400,000	324,648

		826,209

Independent Power and Renewable Electricity Producers - 0.0% (a)
Energy Future Holdings 0.00%, 12/1/2018 (3)(d)(i)	1,000,000	180,000

INVESTMENTS	PRINCIPAL AMOUNT	VALUE
Internet & Direct Marketing Retail - 0.1%
QVC, Inc. 3.13%, 4/1/2019 (2)	$317,000	$316,632

Media - 0.0% (a)
iHeartCommunications, Inc. 14.00%, 2/1/2021 (2)(i)	1,010,000	124,988

Oil, Gas & Consumable Fuels - 0.7%
Black Elk Energy Escrow 13.75%, 12/1/2015 (3)(d)	2,833,436	—
Comstock Resources, Inc. 10.00%, 3/15/2020 (2)(h)	443,000	462,935
NSA Bondco Ltd. (Norway) 12.00%, 8/31/2020 (3)(d)(h)(i)	2,857,687	687,176
Penn Virginia Corp. Escrow 7.25%, 4/15/2019 (3)(d)(i)	13,829,000	2
8.50%, 5/1/2020 (3)(d)(i)	43,585,000	4
RSP Permian, Inc. 6.63%, 10/1/2022 (2)	1,300,000	1,365,910
Targa Resources Partners LP 4.13%, 11/15/2019 (2)	1,000,000	1,000,000

		3,516,027

Pharmaceuticals - 0.2%
Concordia International Corp. (Canada) 9.00%, 4/1/2022 (3)(d)(e)	850,000	760,750

Professional Services - 0.1%
Verisk Analytics, Inc. 4.88%, 1/15/2019 (2)	271,000	273,442

Semiconductors & Semiconductor Equipment - 2.0%
QUALCOMM, Inc. 2.10%, 5/20/2020 (2)	9,000,000	8,992,652
SunEdison, Inc. 2.00%, 10/1/2018 (3)(d)(i)	16,350,000	355,787
2.75%, 1/1/2021 (3)(d)(i)	4,400,000	95,747

		9,444,186

Specialty Retail - 0.0%
RS Legacy Corp. 6.75%, 5/15/2019 (3)(d)(i)	6,230,000	—

Wireless Telecommunication Services - 0.7%
Hughes Satellite Systems Corp. 6.50%, 6/15/2019 (2)	1,000,000	1,023,450
T-Mobile USA, Inc. 4.75%, 2/1/2028 (3)(d)(i)	2,301,000	—
4.75%, 2/1/2028(2)	2,301,000	2,131,301

		3,154,751

TOTAL CORPORATE BONDS (Cost $82,908,375)		49,370,681

CONVERTIBLE BONDS - 25.7%

Air Freight & Logistics - 0.3%
Atlas Air Worldwide Holdings, Inc. 1.88%, 6/1/2024 (2)(b)	1,175,000	1,557,727

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Schedule of Investments	June 30, 2018 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

INVESTMENTS	PRINCIPAL AMOUNT	VALUE
Auto Components - 0.0% (a)
Exide Technologies (ICE LIBOR USD 3 Month - 1.50%), 0.00%, 9/18/2013 (3)(d)(i)(j)	$650,000	$1

Automobiles - 0.2%
Tesla, Inc. 2.38%, 3/15/2022 (2)(b)	725,000	879,639

Banks - 0.3%
BofA Finance LLC 0.25%, 5/1/2023 (2)(b)	1,450,000	1,356,852

Biotechnology - 1.1%
Clovis Oncology, Inc. 1.25%, 5/1/2025 (2)(b)	1,075,000	989,970
Exact Sciences Corp. 1.00%, 1/15/2025 (2)(b)	475,000	499,573
Intrexon Corp. 3.50%, 7/1/2023(2)	2,550,000	2,550,000
Ligand Pharmaceuticals, Inc. 0.75%, 5/15/2023 (2)(b)(e)	825,000	853,298

		4,892,841

Capital Markets - 2.0%
Deutsche Bank AG (Germany) 1.00%, 5/1/2023 (2)(b)	1,975,000	1,825,196
GAIN Capital Holdings, Inc. 5.00%, 8/15/2022 (2)(b)(e)	1,775,000	2,046,625
Hercules Capital, Inc. 4.38%, 2/1/2022 (2)(b)	1,350,000	1,344,635
Prospect Capital Corp. 4.95%, 7/15/2022 (2)(b)	1,450,000	1,406,795
TPG Specialty Lending, Inc. 4.50%, 8/1/2022 (2)(b)	2,750,000	2,740,163

		9,363,414

Communications Equipment - 0.0% (a)
Nortel Networks Corp. (Canada) 1.75%, 12/31/2018 (3)(d)(i)	3,000,000	90,000

Consumer Finance - 1.2%
Encore Capital Group, Inc. 3.25%, 3/15/2022 (2)(b)	1,975,000	1,999,687
EZCORP, Inc. 2.13%, 6/15/2019 (2)(b)(l)	2,250,000	2,277,612
2.38%, 5/1/2025 (2)(b)(e)	1,025,000	1,000,994
PRA Group, Inc. 3.50%, 6/1/2023 (2)(b)	500,000	531,428

		5,809,721

Diversified Financial Services - 0.4%
Element Fleet Management Corp. (Canada) 5.13%, 6/30/2019 (2)(b)(e)	CAD2,783,000	2,086,366

Electrical Equipment - 0.2%
Plug Power, Inc. 5.50%, 3/15/2023 (2)(b)(e)	1,100,000	1,141,690

Energy Equipment & Services - 0.8%
Helix Energy Solutions Group, Inc. 4.13%, 9/15/2023 (2)(b)	1,125,000	1,323,338

INVESTMENTS	PRINCIPAL AMOUNT	VALUE

Energy Equipment & Services - 0.8% (continued)
SEACOR Holdings, Inc. 2.50%, 12/15/2027 (2)(b)	$1,150,000	$1,256,531
Weatherford International Ltd. 5.88%, 7/1/2021 (2)(b)	1,225,000	1,205,559

		3,785,428

Equity Real Estate Investment Trusts (REITs) - 0.7%
iStar, Inc. 3.13%, 9/15/2022 (2)(b)(e)	375,000	364,655
Spirit Realty Capital, Inc.
2.88%, 5/15/2019 (2)(b)	2,675,000	2,660,601

		3,025,256

Health Care Equipment & Supplies - 0.0%
China Medical Technologies, Inc. (China)
4.00%, 8/15/2013 (3)(d)(i)	250,000	—
6.25%, 12/15/2016(3) (d)(e)(i)	2,625,000	—

		—

Health Care Providers & Services - 0.9%
Anthem, Inc. 2.75%, 10/15/2042 (2)(b)	1,279,000	4,179,189

Household Durables - 0.2%
GoPro, Inc. 3.50%, 4/15/2022 (2)(b)	1,000,000	912,528

Independent Power and Renewable Electricity Producers - 0.7%
NRG Energy, Inc. 2.75%, 6/1/2048 (2)(b)(e)	900,000	869,310
NRG Yield, Inc. 3.50%, 2/1/2019 (2)(b)(e)	2,250,000	2,238,514

		3,107,824

Insurance - 0.8%
AmTrust Financial Services, Inc. 2.75%, 12/15/2044 (2)(b)	1,875,000	1,818,748
AXA SA (France) 7.25%, 5/15/2021 (2)(b)(e)	900,000	940,633
HCI Group, Inc. 4.25%, 3/1/2037 (2)(b)	1,175,000	1,148,574

		3,907,955

Internet Software & Services - 2.8%
Akamai Technologies, Inc. 0.13%, 5/1/2025 (2)(b)(e)	250,000	250,339
Alteryx, Inc. 0.50%, 6/1/2023 (2)(b)(e)	625,000	677,216
Envestnet, Inc. 1.75%, 6/1/2023 (2)(b)(e)	450,000	462,060
Five9, Inc. 0.13%, 5/1/2023 (2)(b)(e)	625,000	652,757
MongoDB, Inc. 0.75%, 6/15/2024 (2)(b)(e)	2,825,000	2,756,369
Quotient Technology, Inc. 1.75%, 12/1/2022 (2)(b)(e)	800,000	826,230
Twitter, Inc. 0.25%, 6/15/2024 (2)(b)(e)	1,150,000	1,187,978
Zillow Group, Inc. 2.00%, 12/1/2021 (2)(b)	3,700,000	4,687,175
1.50%, 7/1/2023 (2)	1,375,000	1,375,000

		12,875,124

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Schedule of Investments	June 30, 2018 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

INVESTMENTS	PRINCIPAL AMOUNT	VALUE
IT Services - 0.7%
Blackhawk Network Holdings, Inc. 1.50%, 1/15/2022 (2)	$1,325,000	$1,478,700
Square, Inc. 0.50%, 5/15/2023 (2)(b)(e)	1,450,000	1,550,594

		3,029,294

Media - 0.3%
GCI Liberty, Inc. 1.75%, 9/30/2046 (2)(b)(e)	900,000	926,051
Liberty Media Corp. 2.13%, 3/31/2048 (2)(b)(e)	675,000	663,909

		1,589,960

Metals & Mining - 1.4%
Allegheny Technologies, Inc. 4.75%, 7/1/2022 (2)(b)	2,700,000	5,117,850
Cleveland-Cliffs, Inc. 1.50%, 1/15/2025 (2)(b)	850,000	1,041,845
Endeavour Mining Corp. (Ivory Coast) 3.00%, 2/15/2023 (2)(b)(e)	350,000	355,460
Jaguar Mining, Inc. 10.00%, 6/1/2018 (3)(d)(i)	310,000	—

		6,515,155

Mortgage Real Estate Investment Trusts (REITs) - 2.5%
Apollo Commercial Real Estate Finance, Inc. 4.75%, 8/23/2022 (2)(b)	2,250,000	2,227,275
Blackstone Mortgage Trust, Inc. 4.38%, 5/5/2022 (2)(b)	1,250,000	1,225,470
4.75%, 3/15/2023 (2)(b)	1,800,000	1,744,519
Exantas Capital Corp. 4.50%, 8/15/2022 (2)(b)	600,000	599,280
KKR Real Estate Finance Trust, Inc. 6.13%, 5/15/2023 (2)(b)(e)	1,950,000	1,952,435
New York Mortgage Trust, Inc. 6.25%, 1/15/2022 (2)(b)	1,350,000	1,335,439
Redwood Trust, Inc.
4.75%, 8/15/2023 (2)(b)	1,900,000	1,842,240
5.63%, 7/15/2024 (2)(b)	950,000	939,917

		11,866,575

Oil, Gas & Consumable Fuels - 2.6%
Aegean Marine Petroleum Network, Inc. (Greece) 4.25%, 12/15/2021 (2)	375,000	127,500
Alpha Natural Resources, Inc. 4.88%, 12/15/2020 (3)(d)(i)	800,000	—
Amyris, Inc. 9.50%, 4/15/2019 (2)(b)	6,461,000	6,436,823
Chesapeake Energy Corp. 5.50%, 9/15/2026 (2)(b)	1,300,000	1,321,170
Emerald Oil, Inc. 2.00%, 4/1/2019 (3)(d)(e)(i)	1,600,000	—
Scorpio Tankers, Inc. (Monaco) 3.00%, 5/15/2022 (2)(b)	1,650,000	1,671,886
Ship Finance International Ltd. (Norway) 5.75%, 10/15/2021 (2)(b)	2,600,000	2,674,633

		12,232,012

INVESTMENTS	PRINCIPAL AMOUNT	VALUE
Personal Products - 0.1%
Herbalife Nutrition Ltd. 2.63%, 3/15/2024 (2)(b)(e)	$300,000	$317,680

Semiconductors & Semiconductor Equipment - 3.7%
GT Advanced Technologies, Inc. 3.00%, 10/1/2017 (3)(d)(i)	2,650,000	—
Inphi Corp. 1.13%, 12/1/2020 (2)(b)	900,000	962,550
Microchip Technology, Inc. 2.25%, 2/15/2037 (2)(b)	1,851,000	2,202,540
Novellus Systems, Inc. 2.63%, 5/15/2041 (2)(b)	2,500,000	12,969,800
SunEdison, Inc. 0.25%, 1/15/2020 (3)(d)(i)	575,000	12,513
Synaptics, Inc. 0.50%, 6/15/2022 (2)(b)	925,000	913,602

		17,061,005

Software - 0.9%
Atlassian, Inc. 0.63%, 5/1/2023 (2)(b)(e)	650,000	672,472
Avaya Holdings Corp.
2.25%, 6/15/2023 (2)(b)(e)	350,000	340,255
Citrix Systems, Inc. 0.50%, 4/15/2019 (2)(b)	350,000	508,198
FireEye, Inc. 0.88%, 6/1/2024 (2)(b)(e)	975,000	918,676
PROS Holdings, Inc. 2.00%, 6/1/2047 (2)(b)(e)	1,875,000	1,845,795

		4,285,396

Specialty Retail - 0.7%
RH 0.00%, 7/15/2020 (2)(b)(e)	725,000	920,327
0.00%, 6/15/2023 (2)(b)(e)	2,275,000	2,121,073

		3,041,400

Technology Hardware, Storage & Peripherals - 0.2%
Pure Storage, Inc. 0.13%, 4/15/2023 (2)(b)(e)	800,000	891,895

Trading Companies & Distributors - 0.0% (a)
AM Castle & Co. 5.00%, 8/31/2022 (3)(b)(d)(e)(h)(i)	94,317	86,059

TOTAL CONVERTIBLE BONDS (Cost $112,783,002)		119,887,986

LOAN PARTICIPATIONS - 1.4%

Distributors - 0.1%
American Tire Distributors, Inc. (ICE LIBOR USD 1 Month + 4.25%), 6.34%, 9/1/2021 (2)(j)	997,423	644,893

Oil, Gas & Consumable Fuels - 1.3%
Southcross Energy Partners LP (ICE LIBOR USD 3 Month + 4.25%), 6.58%, 8/4/2021 (2)(j)	6,295,639	5,944,154

TOTAL LOAN PARTICIPATIONS (Cost $7,046,043)		6,589,047

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Schedule of Investments	June 30, 2018 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

INVESTMENTS	NO. OF RIGHTS	VALUE
RIGHTS - 0.7%

Banks - 0.0% (a)
EFG International Finance Guernsey Ltd. (Switzerland) (3)*(d)	283,523	$2,835

Biotechnology - 0.1%
Ambit Biosciences Corp., CVR (3)*(d)	146,272	215,893
Tobira Therapeutics, Inc., CVR (3)*(d)	11,880	86,530

		302,423

Capital Markets - 0.6%
Barington/Hilco Acquisition Corp. (2)*(c)	487,260	92,579
Big Rock Partners Acquisition Corp., expiring 12/1/2022 *	200,000	90,000
Bison Capital Acquisition Corp., expiring 12/31/2049 (China) *	150,000	49,500
Black Ridge Acquisition Corp., expiring 11/16/2020 (2)*	210,000	73,500
Cannabis Strategies Acquisition Corp., expiring 12/29/2018 (Canada) (3)*(d)	250,000	114,099
CM Seven Star Acquisition Corp., expiring 12/31/2019 (Hong Kong) (2)*	250,000	80,000
Constellation Alpha Capital Corp., expiring 12/31/2049 *	700,000	294,000
Draper Oakwood Technology Acquisition, Inc., expiring 9/30/2022 *(b)	150,000	87,765
GigCapital, Inc., expiring 2/15/2018 *	375,000	168,750
I-AM Capital Acquisition Co., expiring 5/22/2019 (2)*	225,000	85,500
Jensyn Acquisition Corp., expiring 3/7/2021 (2)*	174,000	31,320
KBL Merger Corp. IV, expiring 3/6/2019 (2)*(c)	1,000,000	358,500
Modern Media Acquisition Corp., expiring 12/31/2022 *(c)	1,700,000	884,000
Origo Acquisition Corp. *(c)	315,500	56,790
Pensare Acquisition Corp., expiring 8/8/2022 (2)*	1,000,000	490,000
Union Acquisition Corp., expiring 12/2/2018 (3)*(d)	250,000	80,000

		3,036,303

Health Care Providers & Services - 0.0% (a)
Community Health Systems, Inc., CVR *(c)	7,762,436	85,387

TOTAL RIGHTS (Cost $111,420)		3,426,948

	NO. OF WARRANTS
WARRANTS - 5.3%

Aerospace & Defense - 0.0% (a)
Ability, Inc., expiring 12/17/2018 (Israel) (2)*(c)	144,956	7,393
Tempus Applied Solutions Holdings, Inc., expiring 7/31/2020 (2)*	614,551	11,676

		19,069

INVESTMENTS	NO. OF WARRANTS	VALUE
Banks - 0.0%(a)
Valley National Bancorp, expiring 11/14/2018 *	48,657	$4,379

Capital Markets - 3.4%
Acasta Enterprises, Inc., expiring 1/3/2022 (Canada) *	579,085	6,607
Alignvest Acquisition II Corp., expiring 7/4/2022 (Canada) *	175,000	71,882
Avista Healthcare Public Acquisition Corp., expiring 12/2/2021 *	1,000,000	460,000
Barington/Hilco Acquisition Corp., expiring 2/11/2018 *(c)	487,260	77,962
Big Rock Partners Acquisition Corp., expiring 12/1/2022 (2)*	100,000	38,000
Bison Capital Acquisition Corp., expiring 7/18/2022 (China) (2)*	75,000	27,750
Black Ridge Acquisition Corp., expiring 10/25/2022 (2)*	210,000	90,300
Cannabis Strategies Acquisition Corp., expiring 12/21/2025 (Canada) *	250,000	161,640
Capitol Investment Corp. IV, expiring 1/1/2025 *	166,667	233,334
CM Seven Star Acquisition Corp., expiring 11/6/2018 (Hong Kong) *	125,000	49,375
Constellation Alpha Capital Corp., expiring 3/23/2024 *	700,000	252,000
DFB Healthcare Acquisitions Corp., expiring 4/3/2023 *	133,333	173,333
Draper Oakwood Technology Acquisition, Inc., expiring 9/30/2024 *(b)	75,000	54,750
Easterly Acquisition Corp., expiring 7/29/2020 *(b)	573,250	716,563
Far Point Acquisition Corp., expiring 6/1/2025 *	66,666	92,706
Federal Street Acquisition Corp., expiring 7/24/2022 (2)*	375,000	487,500
FinTech Acquisition Corp. II, expiring 3/13/2022 *	700,000	1,085,000
GigCapital, Inc., expiring 1/17/2023 *	281,250	126,563
Gordon Pointe Acquisition Corp., expiring 3/12/2019 (2)*	122,980	67,639
Gores Holdings II, Inc., expiring 3/6/2022 (2)*	133,333	246,666
Haymaker Acquisition Corp., expiring 11/16/2022 (2)*	199,980	165,983
Hennessy Capital Acquisition Corp. III, expiring 6/15/2024 *	375,000	540,000
Hunter Maritime Acquisition Corp., expiring 10/11/2021 (2)*	470,000	202,100
I-AM Capital Acquisition Co., expiring 10/9/2022 (2)*	225,000	94,860
Industrea Acquisition Corp., expiring 8/1/2024 (2)*	500,000	300,000
Jensyn Acquisition Corp., expiring 4/26/2021 (2)*	174,000	29,580
Kayne Anderson Acquisition Corp., expiring 6/30/2022 *	250,000	300,000

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Schedule of Investments	June 30, 2018 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

INVESTMENTS	NO. OF WARRANTS	VALUE

Capital Markets - 3.4% (continued)
KBL Merger Corp. IV, expiring 7/1/2023 *(c)	1,000,000	$238,000
Landcadia Holdings, Inc., expiring 6/1/2023 (2)*	500,000	415,000
Legacy Acquisition Corp., expiring 11/30/2022 *	500,000	215,000
Leisure Acquisition Corp., expiring 12/28/2022 (2)*	250,000	177,500
Leo Holdings Corp., expiring 4/5/2023 (United Kingdom) *	250,000	267,500
M I Acquisitions, Inc., expiring 11/14/2020 *	250,000	377,500
Matlin and Partners Acquisition Corp., expiring 5/28/2021 *(c)	2,500,000	1,625,000
Modern Media Acquisition Corp., expiring 6/7/2022 *(c)	850,000	552,500
MTech Acquisition Corp., expiring 8/1/2024 *	125,000	81,250
Mudrick Capital Acquisition Corp., expiring 3/12/2019 *	500,000	320,000
National Energy Services Reunited Corp., expiring 6/5/2022 *	950,000	1,140,000
Nebula Acquisition Corp., expiring 1/12/2023 *	46,666	116,665
One Madison Corp., expiring 2/22/2023 (2)*	250,000	255,000
Opes Acquisition Corp., expiring 1/15/2023 (2)*	250,000	88,750
Origo Acquisition Corp., expiring 12/17/2021 *(c)	300,000	90,000
Osprey Energy Acquisition Corp., expiring 8/15/2022 *	500,000	800,000
Pensare Acquisition Corp., expiring 8/8/2022 *	500,000	320,000
Platinum Eagle Acquisition Corp., expiring 3/5/2025 *	53,333	74,666
PROMECAP Acquisition Co. SAB de CV, expiring 3/23/2023 (Mexico) (2)*	400,000	1,208
Pure Acquisition Corp., expiring 4/17/2023 (3)*(d)	172,500	220,800
Regalwood Global Energy Ltd., expiring 1/22/2022 (2)*	166,667	207,834
Saban Capital Acquisition Corp., expiring 9/21/2021 (2)*	42,000	52,500
Sentinel Energy Services, Inc., expiring 12/22/2022 (3)*(d)	44,440	46,662
Social Capital Hedosophia Holdings Corp., expiring 9/25/2022 *	83,334	150,001
Stellar Acquisition III, Inc., expiring 3/22/2022 *(c)	600,000	156,000
Tiberius Acquisition Corp., expiring 4/10/2023 *	235,000	129,250
TPG Pace Energy Holdings Corp., expiring 6/21/2022 *	166,667	458,334
TPG Pace Holdings Corp., expiring 8/18/2022 (3)*(d)	66,666	113,332
Trinity Merger Corp., expiring 5/31/2023 *	500,000	200,000

INVESTMENTS	NO. OF WARRANTS	VALUE

Capital Markets - 3.4% (continued)
Union Acquisition Corp., expiring 7/1/2025 (2)*	250,000	$87,500
Vantage Energy Acquisition Corp., expiring 4/12/2024 (3)*(d)	500,000	650,000
VectoIQ Acquisition Corp., expiring 6/11/2023 (2)*	360,000	183,600

		15,963,445

Commercial Services & Supplies - 0.1%
Estre Ambiental, Inc., expiring 12/22/2022 *(b)	1,323,740	529,496

Construction & Engineering - 0.6%
Infrastructure and Energy Alternatives, Inc., expiring 3/26/2023 *	808,712	768,276
Limbach Holdings, Inc., expiring 7/20/2021 *	336,504	673,008
Willscot Corp., expiring 11/29/2022 *	537,067	1,213,772

		2,655,056

Consumer Finance - 0.0%(a)
China Lending Corp., expiring 7/6/2021 (China) *	142,386	7,119

Diversified Consumer Services - 0.0% (a)
Education Management Corp., expiring 1/5/2022 (3)*(c)(d)	16,528,497	17

Diversified Financial Services - 0.1%
FGL Holdings, expiring 12/1/2022 *	300,000	360,000

Energy Equipment & Services - 0.0% (a)
Glori Energy, Inc., expiring 7/25/2019 (3)*(d)	287,100	57

Hotels, Restaurants & Leisure - 0.1%
Inspired Entertainment, Inc., expiring 12/23/2021 (3)*(d)	1,273,972	394,931

Household Durables - 0.1%
Purple Innovation, Inc., expiring 2/2/2023 *	768,000	526,080

Internet & Direct Marketing Retail - 0.0% (a)
LXRandCo, Inc., expiring 6/9/2022 (Canada) (2)*	1,274,000	9,691

IT Services - 0.1%
Exela Technologies, Inc., expiring 1/1/2023 (3)*(b)(d)	1,860,708	595,427

Machinery - 0.1%
Blue Bird Corp., expiring 2/24/2020 *	107,684	590,108
Jason Industries, Inc., expiring 6/30/2019 (2)*(c)	1,933,070	19,331

		609,439

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Schedule of Investments	June 30, 2018 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

INVESTMENTS	NO. OF WARRANTS	VALUE
Media - 0.0% (a)
Kew Media Group, Inc., expiring 3/20/2022 (Canada) (2)*	150,000	$91,279

Oil, Gas & Consumable Fuels - 0.4%
Alta Mesa Resources, Inc., expiring 2/9/2023 *	308,333	431,666
NextDecade Corp., expiring 7/24/2022 (2)*	1,095,541	569,682
Rosehill Resources, Inc., expiring 9/16/2022 *(c)	489,600	587,520

		1,588,868

Road & Rail - 0.1%
Daseke, Inc., expiring 2/27/2022 *	378,003	404,463

Semiconductors & Semiconductor Equipment - 0.0%
GT Advanced Technologies, Inc., expiring 3/17/2019 (3)*(d)	2,101	—

Software - 0.2%
Rimini Street, Inc., expiring 9/30/2022 (2)*	943,380	726,308

Technology Hardware, Storage & Peripherals - 0.0% (a)
Borqs Technologies, Inc., expiring 8/21/2022 (China) (2)*	373,500	74,700

Textiles, Apparel & Luxury Goods - 0.0% (a)
KBS Fashion Group Ltd., expiring 8/1/2019 (3)*(d)	50,869	51

Wireless Telecommunication Services - 0.0% (a)
Trilogy International Partners, Inc., expiring 2/7/2022 (Canada) (2)*	445,000	44,004

TOTAL WARRANTS (Cost $1,669,820)		24,603,879

	NO. OF UNITS
SECURITIES IN LITIGATION - 0.1%

Health Care Equipment & Supplies - 0.1%
DEMC, Ltd., Class A-1 (3)*(d)	12,969	—
DEMC, Ltd., Class A-2 (3)*(d)	310,099,470	313,201
DEMC, Ltd., Class B-1 (3)*(d)	10,488	—
DEMC, Ltd., Class B-2 (3)*(d)	513,897,326	514

		313,715

Software - 0.0% (a)
TimeGate Studios, Inc. (3)*(d)(i)	3,591,250	201,735

TOTAL SECURITIES IN LITIGATION (Cost $4,027,924)		515,450

INVESTMENTS	SHARES	VALUE
SHORT-TERM INVESTMENTS - 29.1%
INVESTMENT COMPANIES - 19.9%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 1.80% (2)(m)	4,010,552	$4,010,552
Dreyfus Treasury & Agency Cash Management, Institutional Shares, 1.76% (2)(m)	16,042,210	16,042,210
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 1.82% (2)(m)(n)	5,822,095	5,822,095
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 1.75% (2)(m)(n)	15,718,868	15,718,868
Limited Purpose Cash Investment Fund, 1.85% (2)(m)	31,401,884	31,401,884
UBS Select Treasury Preferred Fund, Class I, 1.76% (2)(m)	20,052,761	20,052,761

TOTAL INVESTMENT COMPANIES (Cost $93,041,040)		93,048,370

	PRINCIPAL AMOUNT
U.S. TREASURY OBLIGATIONS - 9.2%
U.S. Treasury Bills 1.61%, 7/19/2018 (2)(o)	$36,941,000	36,910,690
1.85%, 9/6/2018 (2)(b)(o)	2,182,000	2,174,489
1.91%, 9/27/2018 (2)(b)(o)	1,734,000	1,726,101
1.90%, 10/11/2 018 (2)(o)	2,212,000	2,200,031

TOTAL U.S. TREASURY OBLIGATIONS (Cost $43,012,234)		43,011,311

TOTAL SHORT-TERM INVESTMENTS (Cost $136,053,274)		136,059,681

TOTAL LONG POSITIONS (Cost $564,588,076)		563,649,979

	SHARES
SHORT POSITIONS - (25.6)%
COMMON STOCKS - (23.1)%

Air Freight & Logistics - (0.2)%
Atlas Air Worldwide Holdings, Inc. *	(16,351)	(1,172,367)

Automobiles - (0.1)%
Tesla, Inc. *	(1,853)	(635,486)

Banks - (0.4)%
BOK Financial Corp.	(1,262)	(118,640)
Cadence Bancorp	(27,094)	(782,204)
Fifth Third Bancorp	(14,731)	(422,780)
Independent Bank Group, Inc.	(2,284)	(152,571)
People’s United Financial, Inc.	(22,688)	(410,426)

		(1,886,621)

Biotechnology - (0.2)%
Clovis Oncology, Inc. *	(9,985)	(454,018)
Ligand Pharmaceuticals, Inc. *	(2,241)	(464,268)

		(918,286)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Schedule of Investments	June 30, 2018 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

INVESTMENTS	SHARES	VALUE
Capital Markets - (0.7)%
CME Group, Inc.	(233)	$(38,193)
GAIN Capital Holdings, Inc.	(139,669)	(1,054,501)
Hercules Capital, Inc.	(12,950)	(163,818)
Penson Worldwide, Inc. (3)*(d)	(217,523)	—
Prospect Capital Corp.	(15,260)	(102,395)
TPG Specialty Lending, Inc.	(12,400)	(222,456)
Virtus Investment Partners, Inc.	(12,011)	(1,536,807)

		(3,118,170)

Construction & Engineering - (0.7)%
Willscot Corp. *	(217,000)	(3,211,600)

Consumer Finance - (0.5)%
Encore Capital Group, Inc. *	(29,041)	(1,062,901)
EZCORP, Inc., Class A *	(76,938)	(927,103)
PRA Group, Inc. *	(7,948)	(306,395)

		(2,296,399)

Diversified Financial Services - (0.6)%
AXA Equitable Holdings, Inc. *	(34,200)	(704,862)
FGL Holdings *	(150,000)	(1,258,500)
Voya Financial, Inc.	(23,450)	(1,102,150)

		(3,065,512)

Electrical Equipment - (0.1)%
Plug Power, Inc. *	(311,955)	(630,149)

Electronic Equipment, Instruments & Components - 0.0% (a)
SYNNEX Corp.	(625)	(60,319)

Energy Equipment & Services - (0.4)%
Helix Energy Solutions Group, Inc. *	(87,923)	(732,399)
SEACOR Holdings, Inc. *	(17,515)	(1,003,084)
Weatherford International plc *	(58,873)	(193,692)

		(1,929,175)

Equity Real Estate Investment Trusts (REITs) - (0.1)%
iStar, Inc. *	(10,915)	(117,773)
Prologis, Inc.	(4,417)	(290,153)
Spirit MTA REIT *	(725)	(7,468)
Spirit Realty Capital, Inc.	(4,647)	(37,315)

		(452,709)

Food Products - (0.5)%
Bunge Ltd.	(22,107)	(1,541,079)
Conagra Brands, Inc.	(17,076)	(610,125)

		(2,151,204)

Gas Utilities - (0.1)%
South Jersey Industries, Inc.	(14,110)	(472,262)

Health Care Equipment & Supplies - 0.0%
China Medical Technologies, Inc., ADR (China) (3)*(d)	(40,234)	—

Health Care Providers & Services - (0.9)%
Anthem, Inc.	(17,212)	(4,096,972)

INVESTMENTS	SHARES	VALUE
Hotels, Restaurants & Leisure - (0.1)%
Marriott Vacations Worldwide Corp.	(5,688)	$(642,516)

Independent Power and Renewable Electricity Producers - (0.1)%
NRG Energy, Inc.	(10,935)	(335,705)

Insurance - (0.4)%
Assurant, Inc.	(13,574)	(1,404,773)
HCI Group, Inc.	(8,441)	(350,893)

		(1,755,666)

Internet Software & Services - (8.2)%
Akamai Technologies, Inc. *	(9,134)	(668,883)
Alibaba Group Holding Ltd., ADR (China) *	(165,691)	(30,740,651)
Alteryx, Inc., Class A *	(10,433)	(398,123)
Envestnet, Inc. *	(4,018)	(220,789)
Five9, Inc. *	(10,718)	(370,521)
Quotient Technology, Inc. *	(30,184)	(395,410)
Weibo Corp., ADR (China) *	(26,394)	(2,342,732)
Zillow Group, Inc., Class A *	(793)	(47,382)
Zillow Group, Inc., Class C *	(52,394)	(3,094,390)

		(38,278,881)

IT Services - (0.2)%
Square, Inc., Class A *	(12,293)	(757,741)

Machinery - (0.3)%
Blue Bird Corp. *	(45,043)	(1,006,711)
Rexnord Corp. *	(8,947)	(260,000)

		(1,266,711)

Media - (0.6)%
Discovery, Inc., Class A *	(1,024)	(28,160)
New York Times Co. (The), Class A	(79,409)	(2,056,693)
News Corp., Class B	(17,930)	(284,190)
Sirius XM Holdings, Inc.	(44,606)	(301,983)

		(2,671,026)

Metals & Mining - (1.1)%
Allegheny Technologies, Inc. *	(170,035)	(4,271,279)
Cleveland-Cliffs, Inc. *	(86,899)	(732,559)
Endeavour Mining Corp. (Ivory Coast) *	(8,200)	(147,140)

		(5,150,978)

Mortgage Real Estate Investment Trusts (REITs) - (0.7)%
Annaly Capital Management, Inc.	(11,065)	(113,859)
Apollo Commercial Real Estate Finance, Inc.	(36,919)	(674,879)
Blackstone Mortgage Trust, Inc., Class A	(19,415)	(610,214)
Exantas Capital Corp.	(24,413)	(248,524)
KKR Real Estate Finance Trust, Inc.	(10,930)	(216,195)
New York Mortgage Trust, Inc.	(44,313)	(266,321)
Redwood Trust, Inc.	(41,941)	(690,768)
Two Harbors Investment Corp.	(25,162)	(397,560)

		(3,218,320)

Multi-Utilities - (0.1)%
Sempra Energy	(3,289)	(381,886)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Schedule of Investments	June 30, 2018 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

INVESTMENTS	SHARES	VALUE
Oil, Gas & Consumable Fuels - (1.3)%
Baytex Energy Corp. (Canada) *	(14,253)	$(47,378)
Chesapeake Energy Corp. *	(77,381)	(405,476)
Marathon Petroleum Corp.	(34,085)	(2,391,404)
Penn Virginia Corp. *	(565)	(47,963)
Scorpio Tankers, Inc. (Monaco)	(289,688)	(814,023)
Ship Finance International Ltd. (Norway)	(76,723)	(1,147,009)
Vermilion Energy, Inc. (Canada)	(38,244)	(1,379,187)

		(6,232,440)

Personal Products - 0.0% (a)
Herbalife Nutrition Ltd. *	(3,343)	(179,586)

Pharmaceuticals - (0.1)%
Takeda Pharmaceutical Co. Ltd. (Japan) (2)	(10,037)	(422,237)

Semiconductors & Semiconductor Equipment - (3.5)%
Cohu, Inc.	(5,633)	(138,065)
Inphi Corp. *	(13,767)	(448,942)
Lam Research Corp.	(75,340)	(13,022,519)
Microchip Technology, Inc.	(25,122)	(2,284,846)
Synaptics, Inc. *	(6,223)	(313,452)

		(16,207,824)

Software - (0.5)%
Atlassian Corp. plc, Class A *	(4,927)	(308,036)
Citrix Systems, Inc. *	(4,672)	(489,812)
FireEye, Inc. *	(26,515)	(408,066)
PROS Holdings, Inc. *	(22,169)	(810,720)
VMware, Inc., Class A *	(1,547)	(227,363)

		(2,243,997)

Specialty Retail - (0.1)%
RH *	(4,787)	(668,744)

Technology Hardware, Storage & Peripherals - (0.2)%
NCR Corp. *	(17,812)	(534,004)
Pure Storage, Inc., Class A *	(21,941)	(523,951)

		(1,057,955)

Wireless Telecommunication Services - (0.1)%
T-Mobile US, Inc. *	(6,335)	(378,516)

TOTAL COMMON STOCKS (Proceeds $(85,851,708))		(107,947,960)

	PRINCIPAL AMOUNT
CONVERTIBLE BONDS - (2.5)%

Energy Equipment & Services - (0.4)%
Oil States International, Inc.
1.50%, 2/15/2023 (2)(e)	$(1,850,000)	(1,924,603)

Internet & Direct Marketing Retail - (0.4)%
Booking Holdings, Inc. 0.90%, 9/15/2021 (2)	(900,000)	(1,075,235)
Liberty Expedia Holdings, Inc. 1.00%, 6/30/2047 (2)(e)	(950,000)	(938,160)

		(2,013,395)

INVESTMENTS	PRINCIPAL AMOUNT	VALUE
Internet Software & Services - (0.5)%
Okta, Inc.
0.25%, 2/15/2023 (2)(e)	$(800,000)	$(987,475)
Q2 Holdings, Inc.
0.75%, 2/15/2023 (2)(e)	(1,225,000)	(1,388,975)

		(2,376,450)

Life Sciences Tools & Services - 0.0% (a)
Illumina, Inc. 0.00%, 6/15/2019 (2)	(100,000)	(117,746)

Mortgage Real Estate Investment Trusts (REITs) - (0.1)%
Starwood Property Trust, Inc. 4.38%, 4/1/2023 (2)	(525,000)	(525,473)

Software - (1.0)%
Guidewire Software, Inc. 1.25%, 3/15/2025 (2)	(350,000)	(355,324)
Proofpoint, Inc. 0.75%, 6/15/2020 (2)	(2,375,000)	(3,483,434)
Zendesk, Inc. 0.25%, 3/15/2023 (2)(e)	(600,000)	(648,107)

		(4,486,865)

Technology Hardware, Storage & Peripherals - (0.1)%
Western Digital Corp. 1.50%, 2/1/2024 (2)(e)	(325,000)	(328,582)

TOTAL CONVERTIBLE BONDS (Proceeds $(11,267,659))		(11,773,114)

TOTAL SHORT POSITIONS (Proceeds $(97,119,367))		(119,721,074)

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 95.0% (Cost $467,468,709)		443,928,905

OTHER ASSETS IN EXCESS OF LIABILITIES - 5.0% (p)		23,487,020

NET ASSETS - 100.0%		$467,415,925

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$6,812,802	1.4%
Consumer Staples	6,813,106	1.5
Energy	23,178,011	5.0
Financials	219,823,369	47.0
Health Care	15,791,848	3.4
Industrials	9,737,754	2.1
Information Technology	(3,323,927)	(0.8)
Materials	6,925,647	1.5
Real Estate	9,966,998	2.2
Telecommunication Services	6,680,021	1.4
Utilities	5,463,595	1.2
Short-Term Investments	136,059,681	29.1

Total Investments In Securities At Value	443,928,905	95.0
Other Assets in Excess of Liabilities (p)	23,487,020	5.0

Net Assets	$467,415,925	100.0%

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Schedule of Investments	June 30, 2018 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $163,095,340. In addition, $17,437,294 of cash collateral was pledged.
(c)

As defined in Section 2a-3 of the Investment Company Act of 1940, an affiliated person is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. For the period ended June 30, 2018, transactions in and earnings from issuers considered to be an affiliated person were as follows:

AFFILIATE	SHARES HELD AT 12/31/17	SHARES PURCHASED	SHARES SOLD	SHARES HELD AT 06/30/18	VALUE AT 06/30/18	DIVIDEND INCOME	INTEREST INCOME	NET REALIZED GAIN (LOSS)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Other Affiliates:

LONG POSITIONS - 2.9%
COMMON STOCKS - 1.9%

Capital Markets - 1.9%
Forum Merger Corp., Class A *^	683,600	—	(683,600)	—	$—	$—	$—	$105,497	$13,672
KBL Merger Corp. IV *	900,000	—	(900,000)	—	—	—	—	(135,205)	252,000
Matlin and Partners Acquisition Corp., Class A * ^	400,000	—	(400,000)	—	—	—	—	(101,090)	96,000
Modern Media Acquisition Corp. *	625,000	—	(29,969)	595,031	5,932,459	—	—	(1,805)	94,649
Stellar Acquisition III, Inc. (Greece) (2)*	200,000	—	(1,300)	198,700	2,062,506	—	—	545	33,506

					7,994,965	—	—	(132,058)	489,827

Diversified Consumer Services - 0.0% (a)
Education Management Corp. (2)*(b)	8,615,228	—	—	8,615,228	25,846	—	—	—	(4,308)

TOTAL COMMON STOCKS (Cost $8,368,071)					8,020,811	—	—	(132,058)	485,519

RIGHTS - 0.3%

Capital Markets- 0.3%
Barington/Hilco Acquisition Corp. (2)*	487,260	—	—	487,260	92,579	—	—	—	14,618
Forum Merger Corp., expiring 4/26/2018 *^	1,500,000	—	(1,500,000)	—	—	—	—	—	(990,000)
KBL Merger Corp. IV, expiring 3/6/2019 (2)*	1,000,000	—	—	1,000,000	358,500	—	—	—	68,500
Modern Media Acquisition Corp., expiring 12/31/2022 *	1,700,000	—	—	1,700,000	884,000	—	—	—	221,000
Origo Acquisition Corp. *	315,500	—	—	315,500	56,790	—	—	—	(99,383)

					1,391,869	—	—	—	(785,265)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Schedule of Investments	June 30, 2018 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

AFFILIATE	SHARES HELD AT 12/31/17	SHARES PURCHASED	SHARES SOLD	SHARES HELD AT 06/30/18	VALUE AT 06/30/18	DIVIDEND INCOME	INTEREST INCOME	NET REALIZED GAIN (LOSS)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)

Health Care Providers & Services - 0.0% (a)
Community Health Systems, Inc., CVR*	7,762,436	—	—	7,762,436	$85,387	$—	$—	$—	$30,274

TOTAL RIGHTS (Cost $111,420)					1,477,256	—	—	—	(754,991)

WARRANTS - 0.7%

Aerospace & Defense - 0.0% (a)
Ability, Inc., expiring 12/17/2018 (Israel) (2)*	1,449,557	1	(1,304,602)	144,956	7,393	—	—	—	6,233

Capital Markets - 0.5%
Barington/Hilco Acquisition Corp., expiring 2/11/2018 *	487,260	—	—	487,260	77,962	—	—	—	43,853
Forum Merger Corp., expiring 5/2/2022 *^	750,000	—	(750,000)	—	—	—	—	—	(480,000)
KBL Merger Corp. IV, expiring 7/1/2023 *	1,000,000	—	—	1,000,000	238,000	—	—	—	41,000
Matlin and Partners Acquisition Corp., expiring 5/28/2021 *^	2,500,000	—	—	2,500,000	1,625,000	—	—	—	575,000
Modern Media Acquisition Corp., expiring 6/7/2022 *	850,000	—	—	850,000	552,500	—	—	—	119,000
Origo Acquisition Corp., expiring 12/17/2021 *	300,000	—	—	300,000	90,000	—	—	—	(59,040)
Stellar Acquisition III, Inc., expiring 3/22/2022 *	600,000	—	—	600,000	156,000	—	—	—	(30,060)

					2,739,462	—	—	—	209,753

Diversified Consumer Services - 0.0% (a)
Education Management Corp., expiring 1/5/2022 (3)*(d)	16,528,497	—	—	16,528,497	17	—	—	—	—

Machinery - 0.0% (a)
Jason Industries, Inc., expiring 6/30/2019 (2)*	1,933,070	—	—	1,933,070	19,331	—	—	—	(25,130)

Oil, Gas & Consumable Fuels - 0.1%
Rosehill Resources, Inc., expiring 9/16/2022 *	489,600	—	—	489,600	587,520	—	—	—	102,816

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Schedule of Investments	June 30, 2018 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

AFFILIATE	SHARES HELD AT 12/31/17	SHARES PURCHASED	SHARES SOLD	SHARES HELD AT 06/30/18	VALUE AT 06/30/18	DIVIDEND INCOME	INTEREST INCOME	NET REALIZED GAIN (LOSS)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)

Software - 0.1%
RMG Networks Holding Corp., expiring 4/8/2018 (2)*^	631,210	—	(631,210)	—	$—	$—	$—	$—	$—

TOTAL WARRANTS (Cost $1,322,280)					3,353,723	—	—	—	293,672

Total					$12,851,790	$—	$—	$(132,058)	$24,200

*	Non-income producing security.
^	No longer affiliated as of June 30, 2018.
(a)	Represents less than 0.05% of net assets.
(b)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $25,846.
(d)

Security fair valued as of June 30, 2018 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at June 30, 2018 amounted to $17, which represents approximately 0.00% of net assets of the fund.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 5).
(3)	Level 3 security (See Note 5).

(d)

Security fair valued as of June 30, 2018 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at June 30, 2018 amounted to $17,385,111, which represents approximately 3.72% of net assets of the fund.

(e)

Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at June 30, 2018 amounted to $49,108,476, which represents approximately 10.51% of net assets of the fund.

(f)	Perpetual security. The rate reflected was the rate in effect on June 30, 2018. The maturity date reflects the next call date.
(g)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. See Note to Financial Statements for further information. The interest rate shown was the current rate as of June 30, 2018.

(h)	Payment in-kind security.
(i)	Defaulted security.
(j)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2018.
(k)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At June 30, 2018, the value of these securities amounted to $324,648 or 0.07% of net assets.

(l)

Step bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a rating change made by a rating agency. The interest rate shown was the current rate as of June 30, 2018.

(m)	Represents 7-day effective yield as of June 30, 2018.
(n)	All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(o)	The rate shown was the effective yield at the date of purchase.
(p)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

All bonds are denominated in US dollars, unless noted otherwise.

All securities are United States companies, unless noted otherwise in parentheses.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 5).
(3)	Level 3 security (See Note 5).

ADR - American Depositary Receipt

CVR - Contingent Value Rights

FHLMC - Federal Home Loan Mortgage Corp.

FNMA - Federal National Mortgage Association

ICE	- Intercontinental Exchange
LIBOR	- London Interbank Offered Rate

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Schedule of Investments	June 30, 2018 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

Credit default swap contracts outstanding — buy protection as of June 30, 2018:

Exchange Cleared

REFERENCE ENTITY	FINANCING RATE PAID	FREQUENCY OF PAYMENTS MADE/ RECEIVED	MATURITY DATE	CREDIT SPREAD	NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS)	UNREALIZED APPRECIATION (DEPRECIATION)	VALUE
Markit CDX North America High Yield Index Series 30.V1	5.00%	Quarterly	6/20/2023	3.59%	USD 13,375,000	$(864,072)	$65,294	$(798,778)
Markit CDX North America Investment Grade Index Series 30.V1	1.00	Quarterly	6/20/2023	0.67	USD 2,475,000	(43,468)	5,548	(37,920)

						$(907,540)	$70,842	$(836,698)

Futures contracts outstanding as of June 30, 2018:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts
EURO STOXX 50 Index	(32)	9/2018	EUR	$(1,267,203)	$23,557
S&P 500 E-Mini Index	(378)	9/2018	USD	(51,438,240)	1,066,296
U.S. Treasury 10 Year Note	(172)	9/2018	USD	(20,672,250)	(201,373)
U.S. Treasury 2 Year Note	(186)	9/2018	USD	(39,400,032)	(59,352)
U.S. Treasury 5 Year Note	(118)	9/2018	USD	(13,406,828)	(70,349)

					$758,779

Forward foreign currency contracts outstanding as of June 30, 2018:

Over the Counter

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
USD	2,164,554	CAD	2,796,001	CITI	9/19/2018	$34,871
USD	3,246,819	CAD	4,193,991	JPMC	9/19/2018	52,302
USD	508,480	EUR	428,500	CITI	9/19/2018	5,063
USD	114,275	EUR	96,749	JPMC	9/19/2018	610
USD	124,652	GBP	93,000	CITI	9/19/2018	1,479

Total unrealized appreciation						94,325

CAD	1,388,572	USD	1,069,086	CITI	9/19/2018	(11,426)
USD	310,681	CAD	412,133	CITI	9/19/2018	(3,236)
USD	25,138	EUR	21,500	CITI	9/19/2018	(121)
USD	37,708	EUR	32,251	JPMC	9/19/2018	(181)

Total unrealized depreciation						(14,964)

Net unrealized appreciation						$79,361

CAD - Canadian Dollar

EUR - Euro

GBP - British Pound

USD - United States Dollar

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Schedule of Investments	June 30, 2018 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

Total Return Basket Swaps Outstanding at June 30, 2018

Over the Counter

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
BANA	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR plus or minus a specified spread (-0.35% to 1.25%), which is denominated in GBP based on the local currencies of the positions within the swap.	24-25 months maturity 05/26/2020	$2,060,028	$21,631	$1,240	$22,871

DTBK	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Canadian Dollar Offered Rate (“CDOR”) plus or minus a specified spread (0.04%), which is denominated in CAD based on the local currencies of the positions within the swap.	86 months maturity 09/30/2021	$224,059	$(64,702)	$(75,454)	$(140,156)

DTBK	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the HKD/USD 1 Month Forward FX Swap Rate plus or minus a specified spread (0.04%), which is denominated in HKD based on the local currencies of the positions within the swap.	61 months maturity 07/13/2022	$753,631	$44,325	$(1,445)	$42,880

DTBK	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the EUR/USD 1 Week Forward Swap Rate plus or minus a specified spread (0.03%), which is denominated in EUR based on the local currencies of the positions within the swap.	61 months maturity 03/30/2022	$1,399,339	$(287,069)	$47,175	$(239,894)

GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the CDOR or Canadian Overnight Repurchase Rate Average plus or minus a specified spread (-0.03% to 0.03%), which is denominated in CAD based on the local currencies of the positions within the swap.	60-61 months maturity 04/12/2023	$1,156,093	$(216,617)	$13,191	$(203,426)

GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the BBR plus or minus a specified spread (0.04%), which is denominated in AUD based on the local currencies of the positions within the swap.	59-61 months maturity 04/13/2023	$4,150,652	$336,000	$(11,467)	$324,533

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Schedule of Investments	June 30, 2018 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR plus or minus a specified spread (-0.04%), which is denominated in CHF based on the local currencies of the positions within the swap.	61 months maturity 04/13/2023	$503,503	$(19,514)	$(17,539)	$(37,053)

GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Rand Overnight Deposit Rate plus or minus a specified spread (0.06%), which is denominated in ZAR based on the local currencies of the positions within the swap.	61 months maturity 04/14/2023	$1,218,359	$171,290	$(16,485)	$154,805

GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Hong Kong Overnight Index Average (“HONIX”) plus or minus a specified spread (-0.04%), which is denominated in HKD based on the local currencies of the positions within the swap.	61 months maturity 04/13/2023	$1,642,044	$66,801	$169	$66,970

JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the EURIBOR plus or minus a specified spread (0.35%), which is denominated in EUR based on the local currencies of the positions within the swap.	13 months maturity 11/26/2018	$267,514	$42,431	$1,549	$43,980

JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the CDOR plus or minus a specified spread (0.35%), which is denominated in CAD based on the local currencies of the positions within the swap.	13 months maturity 04/15/2019	$225,918	$(9,772)	$(112)	$(9,884)

MSIP	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Federal Funds Effective Rate plus or minus a specified spread (0.33%), which is denominated in USD based on the local currencies of the positions within the swap.	24-25 months maturity 02/26/2020	$1,278,459	$(193,478)	$(4,850)	$(198,328)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Schedule of Investments	June 30, 2018 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
BANA	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR plus or minus a specified spread (-1.50% to 1.25%), which is denominated in USD based on the local currencies of the positions within the swap.	13-14 months maturity ranging from 07/25/2019 – 05/26/2020	$114,730,207	$191,944	$(19,527)	$172,417

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	PRINCIPAL	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Convertible Bond
United Arab Emirates
NMC Health Jersey Ltd., 1.88%, 04/30/2025	$400,000	$379,242	$590	0.3%

United States
AMAG Pharmaceuticals, Inc., 3.25%, 06/01/2022	1,600,000	1,637,554	(82,411)	(47.8)
Corium International, Inc., 5.00%, 03/15/2025	1,475,000	1,253,985	(42,011)	(24.4)
Gannett Co., Inc., 4.75%, 04/15/2024	3,275,000	3,581,708	39,183	22.7
Hope Bancorp, Inc., 2.00%, 05/15/2038	5,600,000	5,463,382	(90,320)	(52.4)
Innoviva, Inc., 2.13%, 01/15/2023	1,475,000	1,445,361	44,022	25.5
Innoviva, Inc., 2.50%, 08/15/2025	1,000,000	1,064,051	19,481	11.3
Intel Corp., 3.25%, 08/01/2039	14,450,000	34,779,605	(551,079)	(319.6)
Invacare Corp., 4.50%, 06/01/2022	2,550,000	3,391,364	(23,221)	(13.5)
Paratek Pharmaceuticals, Inc., 4.75%, 05/01/2024	1,950,000	1,898,221	(4,324)	(2.5)
PDL BioPharma, Inc., 2.75%, 12/01/2021	1,850,000	1,702,578	32,232	18.7
Vector Group Ltd., 2.50%, 01/15/2019	3,125,000	4,175,237	(27,826)	(16.1)

	SHARES
Convertible Preferred Stock

United States
Welltower, Inc., 6.50%, 12/31/2049	68,575	4,076,064	88,427	51.3

Short Positions

Common Stock
United States
AMAG Pharmaceuticals, Inc.	(39,178)	(763,971)	69,541	40.3
Corium International, Inc.	(50,523)	(404,689)	41,429	24.0
Gannett Co., Inc.	(145,526)	(1,557,128)	(11,642)	(6.8)
Hope Bancorp, Inc.	(121,564)	(2,167,486)	63,093	36.6
Innoviva, Inc.	(89,408)	(1,233,831)	(23,542)	(13.7)
Intel Corp.	(689,493)	(34,274,697)	689,493	399.9
Invacare Corp.	(131,968)	(2,454,605)	39,590	23.0
Paratek Pharmaceuticals, Inc.	(95,047)	(969,480)	28,514	16.5
PDL BioPharma, Inc.	(259,607)	(607,480)	(9,887)	(5.7)
Vector Group Ltd.	(204,809)	(3,907,756)	(14,215)	(8.2)
Welltower, Inc.	(24,577)	(1,540,732)	(83,173)	(48.2)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Schedule of Investments	June 30, 2018 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
BANA	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the EURIBOR plus or minus a specified spread (-0.35% to 0.40%), which is denominated in EUR based on the local currencies of the positions within the swap.	25 months maturity ranging from 11/26/2018 – 01/27/2020	$11,077,493	$346,890	$25,998	$372,888

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	PRINCIPAL	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Convertible Bond
Germany
Bayer Capital Corp. BV, 5.63%, 11/22/2019	$5,000,000	$6,575,274	$241,036	64.6%

	SHARES
Short Positions

Common Stock
Germany
Bayer AG (Registered)	(40,995)	(4,502,219)	105,854	28.4

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
DTBK	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Overnight Bank Funding Rate (“OBFR”) plus or minus a specified spread (0.04%), which is denominated in USD based on the local currencies of the positions within the swap.	86 months maturity 09/30/2021	$5,424,997	$108,132	$(102,820)	$5,312

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock
Netherlands
NXP Semiconductors NV	7,187	$785,324	$(74,608)	(1404.5)%

United States
Akorn, Inc.	4,451	73,842	(39,829)	(749.8)
AmTrust Financial Services, Inc.	10,586	154,238	20,777	391.1
Avista Corp.	1,200	63,192	1,705	32.1
Axalta Coating Systems Ltd.	806	24,430	(5,743)	(108.1)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Schedule of Investments	June 30, 2018 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE

United States (continued)
CorePoint Lodging, Inc.	3,052	$79,047	$79,046	1488.1%
Dr Pepper Snapple Group, Inc.	888	108,336	3,321	62.5
Evergy, Inc.	29,918	1,679,896	17,352	326.7
Genworth Financial, Inc.	28,751	129,379	30,361	571.6
Kindred Healthcare, Inc.	33,405	300,645	(550)	(10.4)
MoneyGram International, Inc.	1,591	10,644	(12,077)	(227.4)
NxStage Medical, Inc.	11,792	328,997	27,566	518.9
Rite Aid Corp.	99,650	172,394	(9,966)	(187.6)
Validus Holdings Ltd.	9,890	668,564	940	17.7
Vectren Corp.	179	12,789	231	4.3
VeriFone Systems, Inc.	1,308	29,849	25	0.5
WGL Holdings, Inc.	3,725	330,594	14,676	276.3
XL Group Ltd.	7,176	401,497	3,451	65.0

Right
United States
Dyax Corp., CVR(a)	50,988	70,400	50,514	950.9
Media General, Inc., CVR(a)	55,436	940	940	17.7

(a)	Security fair valued as of June 30, 2018 in accordance with procedures approved by the Board of Trustees.

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR or Sterling Overnight Index Average (“SONIA”) plus or minus a specified spread (-0.06% to 0.03%), which is denominated in GBP based on the local currencies of the positions within the swap.	60-61 months maturity ranging from 04/13/2023 – 06/21/2023	$8,085,951	$355,019	$64,056	$419,075

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock
United Kingdom
Fidessa Group plc	51,977	$2,647,537	$(155,844)	(37.2)%
Informa plc	2,684	29,503	3,799	0.9
NEX Group plc	6,220	84,080	2,534	0.6
Sky plc	264,802	5,099,774	505,014	120.5
ZPG plc	35,000	225,057	(484)	(0.1)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Schedule of Investments	June 30, 2018 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR or Federal Funds Floating Rate plus or minus a specified spread (-0.25% to 0.03%), which is denominated in USD based on the local currencies of the positions within the swap.	59-61 months maturity ranging from 4/12/2023 – 06/02/2023	$78,757,109	$2,273,066	$476,182	$2,749,248

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock
Hong Kong
Jardine Strategic Holdings Ltd.	8,600	$313,285	$(20,237)	(0.7)%

Israel
Orbotech Ltd.	18,274	1,129,333	15,596	0.6

United States
A Schulman, Inc.	4,881	217,204	8,298	0.3
Aetna, Inc.	13,275	2,435,962	159,035	5.8
Akorn, Inc.	45,708	758,296	(66,734)	(2.4)
AmTrust Financial Services, Inc.	51,820	755,017	95,457	3.5
Avista Corp.	81,349	4,283,838	110,635	4.0
Axalta Coating Systems Ltd.	8,563	259,545	(15,842)	(0.6)
Capella Education Co.	11,078	1,093,399	112,996	4.1
Cavium, Inc.	38,487	3,329,126	352,156	12.8
Dr Pepper Snapple Group, Inc.	2,204	268,888	5,510	0.2
Express Scripts Holding Co.	36,259	2,799,557	332,858	12.1
Genworth Financial, Inc.	166,563	749,534	287,449	10.5
HRG Group, Inc.	22,971	300,690	(57,198)	(2.1)
ILG, Inc.	32,749	1,081,699	(22)	(0.0)
Infinity Property & Casualty Corp.	21,834	3,108,070	552,400	20.1
KapStone Paper and Packaging Corp.	67,237	2,319,677	4,999	0.2
NxStage Medical, Inc.	101,506	2,832,017	257,825	9.4
Oclaro, Inc.	222,959	1,991,024	(1,351)	(0.0)
Pinnacle Entertainment, Inc.	77,126	2,601,460	246,838	9.0
Rite Aid Corp.	132,350	228,965	15,882	0.6
Rockwell Collins, Inc.	43,005	5,791,913	34,834	1.3
RSP Permian, Inc.	45,700	2,011,714	103,463	3.8
SCANA Corp.	57,678	2,221,757	81,903	3.0
Stewart Information Services Corp.	48,965	2,108,923	(26,619)	(1.0)
Tribune Media Co.	23,216	888,476	29,808	1.1
Twenty-First Century Fox, Inc.	38,353	1,905,761	532,753	19.4
Validus Holdings Ltd.	29,051	1,963,848	3,777	0.1
VeriFone Systems, Inc.	29,789	679,785	1,285	0.0
WGL Holdings, Inc.	39,288	3,486,810	163,831	6.0
XL Group Ltd.	39,179	2,192,065	27,425	1.0

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Schedule of Investments	June 30, 2018 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Short Positions

Common Stock
Hong Kong
Jardine Matheson Holdings Ltd.	(7,000)	$(441,093)	$(10,521)	(0.4	) %

United States
Cigna Corp.	(8,825)	(1,499,809)	(17,738)	(0.6)
Concho Resources, Inc.	(14,611)	(2,021,432)	(58,026)	(2.1)
CVS Health Corp.	(11,122)	(715,701)	(11,567)	(0.4)
Dominion Energy, Inc.	(38,587)	(2,630,862)	(69,842)	(2.5)
Evergy, Inc.	(29,918)	(1,679,896)	(130,683)	(4.8)
FNF Group	(29,408)	(1,106,329)	16,405	0.6
Kemper Corp.	(27,786)	(2,102,011)	(486,379)	(17.7)
KLA-Tencor Corp.	(4,548)	(466,306)	9,289	0.3
Lumentum Holdings, Inc.	(14,228)	(823,801)	33,213	1.2
Marriott Vacations Worldwide Corp.	(3,135)	(354,129)	30,747	1.1
Marvell Technology Group Ltd.	(83,736)	(1,795,300)	(70,338)	(2.6)
Penn National Gaming, Inc.	(32,215)	(1,082,102)	(230,717)	(8.4)
Praxair, Inc.	(16,332)	(2,582,906)	(158,825)	(5.8)
Sinclair Broadcast Group, Inc.	(5,310)	(170,716)	(13,883)	(0.5)
Spectrum Brands Holdings, Inc.	(3,760)	(306,891)	61,100	2.2
Strayer Education, Inc.	(9,693)	(1,095,406)	(110,016)	(4.0)
United Technologies Corp.	(9,822)	(1,228,045)	(12,422)	(0.5)
Walt Disney Co. (The)	(3,287)	(344,510)	(16,797)	(0.6)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the EURIBOR or Euro Overnight Index Average (“EONIA”) plus or minus a specified spread (-0.04% to 0.03%), which is denominated in EUR based on the local currencies of the positions within the swap.	61 months maturity 04/13/2023	$15,294,091	$264,720	$(5,488)	$259,232

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock
Germany
Linde AG	10,605	$2,519,524	$309,707	119.5%

Italy
Luxottica Group SpA	68,038	4,380,677	222,555	85.9

Netherlands
Gemalto NV	38,680	2,247,765	1,325	0.5

Short Positions

Common Stock
France
Essilor International Cie Generale d’Optique SA	(31,366)	(4,422,488)	(281,168)	(108.5)
Unibail-Rodamco-Westfield	(7,828)	(1,723,637)	12,301	4.7

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Schedule of Investments	June 30, 2018 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the STIBOR plus or minus a specified spread (-0.04% to 0.03%), which is denominated in SEK based on the local currencies of the positions within the swap.	61 months maturity 04/13/2023	$6,899,043	$124,500	$68,236	$192,736

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock
Sweden
Com Hem Holding AB	243,153	$3,944,624	$265,612	137.8%

Short Positions

Common Stock
Sweden
Tele2 AB	(252,247)	(2,954,419)	(141,112)	(73.2)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR or Federal Funds Floating Rate plus or minus a specified spread (-1.00% to 0.40%), which is denominated in USD based on the local currencies of the positions within the swap.	1-61 months maturity ranging from 04/15/2022 – 07/03/2023	$44,575,795	$5,487,288	$(182,686)	$5,304,602

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Closed-End Fund
United States
Altaba, Inc.	292,093	$21,384,129	$7,025,467	132.4%

Private Placement
Australia
Penson Technologies LLC, Class B Shares(a)	9,326,216	100,350	100,341	1.9

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Schedule of Investments	June 30, 2018 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Common Stock
China
SINA Corp.	26,694	$2,260,715	$(993,550)	(18.7	) %
Yum China Holdings, Inc.	6,472	248,913	(19,222)	(0.4)

Hong Kong
Jardine Matheson Holdings Ltd.	7,000	441,093	(6,919)	(0.1)

United States
Adient plc	11,536	567,456	(156,198)	(2.9)
AdvanSix, Inc.	10,954	401,245	(78,650)	(1.5)
Alcoa Corp.	25,279	1,185,080	(24,773)	(0.5)
Aptevo Therapeutics, Inc.	129,902	648,211	241,618	4.6
Black Knight, Inc.	4,848	259,610	24,482	0.5
Brighthouse Financial, Inc.	8,033	321,882	(110,775)	(2.1)
Cars.com, Inc.	7,788	221,101	(10,825)	(0.2)
Conduent, Inc.	29,470	535,470	(38,900)	(0.7)
CONSOL Energy, Inc.	32,089	1,230,613	309,980	5.8
Dell Technologies, Inc.	28,432	2,404,779	302,201	5.7
Delphi Technologies plc	17,950	816,007	(60,492)	(1.1)
Donnelley Financial Solutions, Inc.	12,726	221,051	(9,672)	(0.2)
FHLMC	78,659	125,068	787	0.0
FNMA	27,686	39,314	(5,814)	(0.1)
Fortive Corp.	1,226	94,537	(3,874)	(0.1)
Genworth Financial, Inc.	51,097	229,936	35,768	0.7
Hamilton Beach Brands Holding Co.	27,874	809,740	133,516	2.5
Herc Holdings, Inc.	3,641	205,134	(55,088)	(1.0)
Hilton Grand Vacations, Inc.	22,703	787,794	(286,058)	(5.4)
Lamb Weston Holdings, Inc.	16,346	1,119,864	182,748	3.4
LSC Communications, Inc.	10,871	170,240	(9,240)	(0.2)
MoneyGram International, Inc.	71,223	476,482	(504,225)	(9.5)
News Corp.	17,720	274,660	(17,188)	(0.3)
Varex Imaging Corp.	16,257	602,972	(15,282)	(0.3)
Versum Materials, Inc.	6,108	226,912	(15,820)	(0.3)
WGL Holdings, Inc.	2,803	248,766	16,510	0.3

Short Positions

Common Stock
Hong Kong
Jardine Strategic Holdings Ltd.	(8,600)	(313,285)	47,748	0.9

United States
GoPro, Inc.	(65,480)	(421,691)	3,274	0.1
Intrexon Corp.	(98,566)	(1,374,010)	(56,182)	(1.1)
Praxair, Inc.	(1,734)	(274,232)	(50,390)	(0.9)
VMware, Inc.	(24,042)	(3,533,453)	(408,015)	(7.7)

(a)	Security fair valued as of June 30, 2018 in accordance with procedures approved by the Board of Trustees.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Schedule of Investments	June 30, 2018 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

Collateral pledged to, or (received from), each counterparty at June 30, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
BANA
Cash	$(300,000)	$—	$(300,000)
Investment Companies	5,790,139	—	5,790,139

BARC
Cash	—	1,438,738	1,438,738

CITG
Cash	—	1,285,891	1,285,891

CITI
Investment Companies	31,949	—	31,949

DTBK
Cash	(30,802)	—	(30,802)
Investment Companies	3,740,613	—	3,740,613

GSCO
Investment Companies	—	11,245,507	11,245,507

GSIN
Cash	(3,800,000)	—	(3,800,000)
Investment Companies	(3,307)	—	(3,307)

JPMC
Cash	(2,707,240)	—	(2,707,240)

JPMS
Cash	—	334,203	334,203

MSIP
Investment Companies	718,092	—	718,092

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2018

Schedule of Investments	June 30, 2018 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

INVESTMENTS	SHARES	VALUE
LONG POSITIONS - 107.1%
COMMON STOCKS - 27.9%

Belgium - 1.6%
Ageas (a)	204,898	$10,315,196
bpost SA (a)	114,541	1,807,912
KBC Group NV (a)	40,384	3,101,495
Proximus SADP	14,289	321,390
Solvay SA (a)	61,096	7,694,341
UCB SA (a)	101,723	7,974,097

		31,214,431

Canada - 3.5%
Agnico Eagle Mines Ltd. (1)	1,992	91,323
Air Canada (1)*(a)	548,595	8,867,489
Atco Ltd., Class I (1)	9,647	297,779
Barrick Gold Corp. (1)	17,100	224,635
BlackBerry Ltd. (1)*	72,003	694,480
Bombardier, Inc., Class B (1)*	84,343	333,612
Canadian Imperial Bank of Commerce (1)(a)	60,588	5,270,485
Canadian Tire Corp. Ltd., Class A (1)(a)	35,065	4,577,001
CGI Group, Inc., Class A (1)*(a)	23,894	1,514,174
Constellation Software, Inc. (1)(a)	3,769	2,922,971
Dollarama, Inc. (1)(a)	296,114	11,478,318
Empire Co. Ltd., Class A (1)	27,704	556,124
Encana Corp. (1)	41,146	537,388
Finning International, Inc. (1)(a)	66,908	1,651,515
Franco-Nevada Corp. (1)	9,986	728,830
George Weston Ltd. (1)	4,059	331,167
Industrial Alliance Insurance & Financial Services, Inc. (1)	16,711	645,102
Linamar Corp. (1)(a)	70,787	3,112,765
Magna International, Inc. (1)(a)	161,677	9,403,129
Manulife Financial Corp. (1)(a)	66,728	1,198,886
Methanex Corp. (1)(a)	59,597	4,214,154
National Bank of Canada (1)(a)	69,786	3,350,620
Ritchie Bros Auctioneers, Inc. (1)	6,926	236,232
Seven Generations Energy Ltd., Class A (1)*	3,100	34,168
Teck Resources Ltd., Class B (1)(a)	135,488	3,451,484
Tourmaline Oil Corp. (1)	2,200	39,309
West Fraser Timber Co. Ltd. (1)(a)	46,549	3,204,061
WestJet Airlines Ltd. (1)	24,763	341,500
Whitecap Resources, Inc. (1)	5,157	34,951

		69,343,652

Chile - 0.1%
Lundin Mining Corp. (1)(a)	508,403	2,826,932

Denmark - 1.9%
Carlsberg A/S, Class B (a)	28,903	3,400,684
Coloplast A/S, Class B	2,764	275,964
Danske Bank A/S (a)	53,047	1,652,621
DSV A/S (a)	32,433	2,610,912
GN Store Nord A/S (a)	206,519	9,383,439
H Lundbeck A/S (a)	88,559	6,206,790
Jyske Bank A/S (Registered) (a)	29,617	1,618,863
Novo Nordisk A/S, Class B (a)	181,451	8,381,324
Orsted A/S (a)(b)	42,527	2,569,530
Vestas Wind Systems A/S	5,243	323,684

		36,423,811

INVESTMENTS	SHARES	VALUE
Finland - 1.4%
Cargotec OYJ, Class B	7,202	$363,388
Fortum OYJ (a)	248,574	5,920,815
Kesko OYJ, Class B	19,939	1,217,853
Neste OYJ (a)	179,025	14,006,713
UPM-Kymmene OYJ (a)	166,037	5,911,764

		27,420,533

Germany - 0.8%
Aurubis AG (a)	62,705	4,786,543
Deutsche Lufthansa AG (Registered) (a)	366,453	8,779,346
OSRAM Licht AG (a)	49,039	1,997,106

		15,562,995

Italy - 2.7%
A2A SpA (a)	3,994,981	6,915,045
Autogrill SpA	168,174	2,077,212
DiaSorin SpA	11,419	1,297,709
Enel SpA (a)	1,745,342	9,671,257
Eni SpA (a)	879,130	16,300,279
Hera SpA (a)	800,000	2,489,280
Italgas SpA	59,814	329,213
Moncler SpA (a)	208,968	9,481,932
Pirelli & C SpA *(b)	23,386	194,741
Poste Italiane SpA (b)	194,013	1,619,355
Prysmian SpA (a)	72,875	1,808,234
Snam SpA (a)	199,883	832,993

		53,017,250

Luxembourg - 0.4%
Aperam SA	47,391	2,026,575
Aperam SA (a)	11,261	482,677
ArcelorMittal (a)	182,709	5,330,676

		7,839,928

Malta - 0.3%
Kindred Group plc, SDR (a)	447,386	5,604,747

Netherlands - 2.6%
Aalberts Industries NV	9,239	441,351
Aegon NV	32,238	192,481
Akzo Nobel NV (a)	43,713	3,728,381
ASM International NV (a)	98,321	5,417,755
ASR Nederland NV (a)	119,906	4,882,680
Koninklijke Ahold Delhaize NV (a)	622,380	14,860,938
Koninklijke DSM NV (a)	54,092	5,411,312
NN Group NV (a)	186,424	7,560,690
Randstad NV (a)	17,975	1,055,046
Signify NV (a)(b)	188,592	4,879,168
Wolters Kluwer NV (a)	54,643	3,069,665

		51,499,467

Norway - 1.5%
Equinor ASA (a)	156,937	4,149,815
Leroy Seafood Group ASA (a)	542,347	3,653,400
Marine Harvest ASA (a)	364,699	7,251,269
Norsk Hydro ASA (a)	1,217,249	7,266,064
Orkla ASA	80,464	703,970
Salmar ASA (a)	139,531	5,852,457

		28,876,975

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Schedule of Investments	June 30, 2018 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

INVESTMENTS	SHARES	VALUE
Portugal - 0.0% (c)
Galp Energia SGPS SA	20,276	$385,724

Singapore - 0.2%
Genting Singapore Ltd.	4,910,000	4,396,477
StarHub Ltd.	225,100	273,845

		4,670,322

Spain - 3.4%
Acerinox SA (a)	210,428	2,780,461
ACS Actividades de Construccion y Servicios SA (a)	64,396	2,598,117
Amadeus IT Group SA (a)	122,101	9,601,102
Bankinter SA	29,350	284,783
Enagas SA (a)	77,795	2,268,989
Endesa SA (a)	654,046	14,383,521
Iberdrola SA (a)	490,007	3,778,815
Mapfre SA (a)	1,340,407	4,028,916
Mediaset Espana Comunicacion SA	43,661	367,002
Red Electrica Corp. SA (a)	36,222	735,887
Repsol SA (a)	1,276,248	24,911,195

		65,738,788

Sweden - 3.0%
Alfa Laval AB	24,402	576,079
BillerudKorsnas AB	177,864	2,507,183
Boliden AB *(a)	514,049	16,590,153
Electrolux AB, Series B (a)	329,061	7,467,584
Essity AB, Class B (a)	234,498	5,769,022
Holmen AB, Class B	54,231	1,228,325
Husqvarna AB, Class B	102,622	970,819
NCC AB, Class B	41,940	695,427
Nibe Industrier AB, Class B	33,974	363,352
Saab AB, Class B	9,148	378,838
Sandvik AB (a)	196,256	3,466,074
Securitas AB, Class B	25,722	421,791
SKF AB, Class B	35,876	664,147
SSAB AB, Class A (a)	701,800	3,300,454
Svenska Cellulosa AB SCA, Class B (a)	492,875	5,335,732
Swedish Match AB	15,596	770,781
Tele2 AB, Class B	22,960	268,917
Trelleborg AB, Class B	27,054	575,268
Volvo AB, Class B (a)	512,982	8,152,886

		59,502,832

Switzerland - 4.2%
Adecco Group AG (Registered) (a)	185,412	10,941,922
Barry Callebaut AG (Registered)	611	1,094,862
Bucher Industries AG (Registered)	3,784	1,262,224
Cie Financiere Richemont SA (Registered)	5,594	472,886
dormakaba Holding AG *	1,788	1,249,057
Flughafen Zurich AG (Registered)	2,722	553,832
GAM Holding AG *	53,348	733,578
Georg Fischer AG (Registered) (a)	6,128	7,825,362
Givaudan SA (Registered)	224	507,319
Helvetia Holding AG (Registered)	1,246	710,828
OC Oerlikon Corp. AG (Registered) *	55,510	845,680
Partners Group Holding AG	2,307	1,686,523
Roche Holding AG (a)	28,415	6,304,100

INVESTMENTS	SHARES	VALUE
Switzerland - 4.2% (continued)
Schindler Holding AG	1,819	$390,545
Sika AG (Registered) (a)	68,886	9,517,952
Sonova Holding AG (Registered)	6,266	1,120,884
STMicroelectronics NV (a)	562,734	12,483,310
Sunrise Communications Group AG *(b)	7,452	605,514
Swatch Group AG (The) (a)	1,634	773,505
Swiss Life Holding AG (Registered) *(a)	15,963	5,535,196
Temenos AG (Registered) *(a)	101,467	15,259,274

		79,874,353

United Kingdom - 0.3%
Fiat Chrysler Automobiles NV *(a)	336,492	6,347,666

United States - 0.0% (c)
Valeant Pharmaceuticals International, Inc. (1)*	31,971	744,162

TOTAL COMMON STOCKS (Cost $489,968,974)		546,894,568

SHORT-TERM INVESTMENTS - 79.2%
INVESTMENT COMPANIES - 54.1%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 1.80% (d)	15,281,765	15,281,765
Dreyfus Treasury & Agency Cash Management, Institutional Shares, 1.76% (d)	61,127,060	61,127,060
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 1.82% (d)(e)	4,923,901	4,923,901
Limited Purpose Cash Investment Fund, 1.85% (d)(f)	904,482,994	904,482,994
UBS Select Treasury Preferred Fund, Class I, 1.76% (d)	76,408,826	76,408,826

TOTAL INVESTMENT COMPANIES (Cost $1,062,081,213)		1,062,224,546

	PRINCIPAL AMOUNT
U.S. TREASURY OBLIGATIONS - 25.1%
U.S. Treasury Bills
1.59%, 7/5/2018 (g)	$22,223,000	22,219,926
1.59%, 7/12/2018 (g)	29,519,000	29,505,255
1.61%, 7/19/2018 (g)	89,833,000	89,759,292
1.63%, 7/26/2018 (g)	33,302,000	33,263,647
1.64%, 8/2/2018 (g)	3,623,000	3,617,354
1.66%, 8/9/2018 (g)	21,467,000	21,425,703
1.79%, 8/16/2018 (g)	10,746,000	10,721,486
1.84%, 8/23/2018 (g)	3,302,000	3,293,302
1.85%, 8/30/2018 (g)	17,236,000	17,183,459
1.85%, 9/6/2018 (g)	30,855,000	30,748,795
1.97%, 9/20/2018 (g)	13,844,000	13,786,317
1.91%, 9/27/2018 (g)	19,530,000	19,441,033
1.92%, 10/4/2018 (g)	12,018,000	11,957,919
1.90%, 10/11/2018 (g)	49,812,000	49,542,455
1.96%, 10/18/2018 (g)	48,456,000	48,174,349
2.01%, 10/25/2018 (g)	6,299,000	6,259,964

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Schedule of Investments	June 30, 2018 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

INVESTMENTS	PRINCIPAL AMOUNT	VALUE
U.S. TREASURY OBLIGATIONS - 25.1% (continued)
2.01%, 11/1/2018 (g)	$33,002,000	$32,781,675
2.02%, 11/8/2018 (g)	17,160,000	17,037,789
2.06%, 11/15/2018 (g)	2,906,000	2,884,016
2.08%, 12/13/2018 (g)	25,158,000	24,924,915
2.10%, 12/20/2018 (g)	4,058,000	4,018,895

TOTAL U.S. TREASURY OBLIGATIONS (Cost $492,535,871)		492,547,546

TOTAL SHORT-TERM INVESTMENTS (Cost $1,554,617,084)		1,554,772,092

TOTAL LONG POSITIONS (Cost $2,044,586,058)		2,101,666,660

	SHARES

SHORT POSITIONS - (23.0)%
COMMON STOCKS - (23.0)%

Austria - (0.3)%
ams AG *	(68,329)	(5,067,288)

Belgium - (1.4)%
Anheuser-Busch InBev SA/NV	(202,634)	(20,438,676)
Galapagos NV *	(46,073)	(4,243,206)
Telenet Group Holding NV *	(57,813)	(2,691,564)
Umicore SA	(1,118)	(63,824)

		(27,437,270)

Brazil - 0.0% (c)
Yamana Gold, Inc. (1)	(96,101)	(279,973)

Canada - (2.9)%
AltaGas Ltd. (1)	(86,898)	(1,794,607)
Cameco Corp. (1)	(412,414)	(4,639,716)
Canadian Utilities Ltd., Class A (1)	(20,419)	(515,659)
Cenovus Energy, Inc. (1)	(5,631)	(58,467)
Eldorado Gold Corp. (1)*	(365,527)	(369,795)
Element Fleet Management Corp. (1)	(446,592)	(2,099,371)
Emera, Inc. (1)	(20,875)	(679,611)
Enbridge, Inc. (1)	(529,397)	(18,926,450)
Goldcorp, Inc. (1)	(98,765)	(1,356,033)
Imperial Oil Ltd. (1)	(146,150)	(4,858,141)
Inter Pipeline Ltd. (1)	(7,600)	(142,444)
Keyera Corp. (1)	(44,550)	(1,239,599)
Pembina Pipeline Corp. (1)	(13,495)	(467,370)
Peyto Exploration & Development Corp. (1)	(100,544)	(773,974)
Stantec, Inc. (1)	(28,818)	(741,138)
TransCanada Corp. (1)	(289,211)	(12,513,081)
Wheaton Precious Metals Corp. (1)	(245,876)	(5,427,545)
WSP Global, Inc. (1)	(3,200)	(168,489)

		(56,771,490)

Denmark - (1.6)%
AP Moller - Maersk A/S, Class B	(5,510)	(6,816,420)
Chr Hansen Holding A/S	(31,464)	(2,896,604)
Genmab A/S *	(89,335)	(13,745,812)
Novozymes A/S, Class B	(50,438)	(2,551,065)
Pandora A/S	(71,779)	(5,002,812)

		(31,012,713)

INVESTMENTS	SHARES	VALUE
Finland - (0.5)%
Amer Sports OYJ *	(111,213)	$(3,496,997)
Huhtamaki OYJ	(55,190)	(2,035,219)
Metso OYJ	(42,494)	(1,417,393)
Orion OYJ, Class B	(93,544)	(2,515,868)
Outokumpu OYJ	(52,124)	(322,835)

		(9,788,312)

Hong Kong - 0.0% (c)
Hutchison Port Holdings Trust	(1,010,300)	(278,843)

Italy - (2.4)%
Banco BPM SpA *	(1,562,094)	(4,537,734)
BPER Banca	(540,974)	(2,951,736)
Brembo SpA	(18,859)	(254,347)
Buzzi Unicem SpA	(255,372)	(6,239,520)
Davide Campari-Milano SpA	(69,702)	(572,109)
Ferrari NV	(39,861)	(5,387,979)
FinecoBank Banca Fineco SpA	(26,120)	(294,034)
Intesa Sanpaolo SpA	(891,187)	(2,578,446)
Leonardo SpA	(925,111)	(9,105,299)
Recordati SpA	(31,173)	(1,235,235)
Saipem SpA *	(756,057)	(3,467,406)
Telecom Italia SpA *	(3,820,418)	(2,830,477)
UniCredit SpA	(83,197)	(1,378,941)
Unione di Banche Italiane SpA	(1,401,008)	(5,366,284)

		(46,199,547)

Luxembourg - (1.1)%
Tenaris SA	(1,191,269)	(21,740,682)

Netherlands - (1.6)%
ABN AMRO Group NV, CVA (b)	(30,755)	(795,379)
ALTICE EUROPE NV *	(1,096,409)	(4,450,327)
ASML Holding NV	(324)	(64,115)
Boskalis Westminster	(210,663)	(6,121,753)
Heineken NV	(17,937)	(1,797,081)
Koninklijke KPN NV	(1,489,427)	(4,050,019)
Koninklijke Vopak NV	(102,664)	(4,731,981)
OCI NV *	(147,742)	(3,967,392)
SBM Offshore NV	(354,070)	(5,489,968)

		(31,468,015)

Norway - (0.4)%
Gjensidige Forsikring ASA	(68,868)	(1,127,472)
Schibsted ASA, Class A	(92,664)	(2,809,953)
Yara International ASA	(109,309)	(4,522,354)

		(8,459,779)

Portugal - 0.0% (c)
Banco Comercial Portugues SA, Class R *	(1,124,484)	(336,256)

Singapore - (0.2)%
CapitaLand Ltd.	(563,000)	(1,303,064)
Singapore Post Ltd.	(332,300)	(306,847)
Singapore Press Holdings Ltd.	(1,015,400)	(1,935,010)
Singapore Telecommunications Ltd.	(251,200)	(567,159)

		(4,112,080)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Schedule of Investments	June 30, 2018 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

INVESTMENTS	SHARES	VALUE
Spain - (3.1)%
Atresmedia Corp. de Medios de Comunicacion SA	(32,791)	$(275,071)
Banco de Sabadell SA	(171,918)	(287,070)
Banco Santander SA	(209,941)	(1,122,023)
Bankia SA	(2,452,293)	(9,144,773)
Cellnex Telecom SA (b)	(367,058)	(9,228,377)
Ferrovial SA	(236,799)	(4,845,525)
Grifols SA	(310,342)	(9,301,832)
Industria de Diseno Textil SA	(688,419)	(23,443,504)
Telefonica SA	(571,141)	(4,847,523)

		(62,495,698)

Sweden - (3.1)%
Elekta AB, Class B	(18,006)	(236,664)
Getinge AB, Class B	(245,551)	(2,229,120)
Hennes & Mauritz AB, Class B	(525,068)	(7,815,664)
Hexagon AB, Class B	(52,149)	(2,897,772)
Hexpol AB	(185,452)	(1,918,233)
Nordea Bank AB	(129,452)	(1,241,780)
Svenska Handelsbanken AB, Class A	(1,116,620)	(12,367,068)
Swedbank AB, Class A	(50,942)	(1,085,383)
Swedish Orphan Biovitrum AB *	(26,954)	(587,007)
Telefonaktiebolaget LM Ericsson, Class B	(3,890,265)	(29,971,393)

		(60,350,084)

Switzerland - (2.9)%
Aryzta AG *	(137,236)	(2,052,768)
Chocoladefabriken Lindt & Spruengli AG	(1,058)	(6,857,558)
Credit Suisse Group AG (Registered) *	(1,842,754)	(27,554,844)
Dufry AG (Registered) *	(4,793)	(609,588)
Lonza Group AG (Registered) *	(3,782)	(999,380)
Straumann Holding AG (Registered)	(596)	(451,998)
UBS Group AG (Registered) *	(68,885)	(1,056,032)
Vifor Pharma AG	(106,314)	(16,958,537)

		(56,540,705)

United Kingdom - (0.7)%
CNH Industrial NV	(36,931)	(390,120)
Subsea 7 SA	(218,343)	(3,471,021)
Unilever NV, CVA	(190,026)	(10,587,676)

		(14,448,817)

United States - (0.4)%
Altice USA, Inc., Class A (1)	(447,841)	(7,640,160)

Zambia - (0.4)%
First Quantum Minerals Ltd. (1)	(469,692)	(6,920,423)

TOTAL COMMON STOCKS (Proceeds $(479,619,383))		(451,348,135)

INVESTMENTS	NO. OF RIGHTS	VALUE
RIGHTS - 0.0%

Italy - 0.0%
Intesa Sanpaolo SpA (3)*(h) (Proceeds $—)	(1,081,534)	$—

TOTAL SHORT POSITIONS (Proceeds $(479,619,383))		(451,348,135)

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 84.1% (Cost $1,564,966,675)		1,650,318,525

OTHER ASSETS IN EXCESS OF LIABILITIES - 15.9% (i)		311,663,111

NET ASSETS - 100.0%		$1,961,981,636

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$912,808	0.1%
Consumer Staples	3,156,660	0.2
Energy	(20,813,383)	(1.1)
Financials	(20,936,332)	(1.1)
Health Care	(10,816,189)	(0.5)
Industrials	49,334,934	2.5
Information Technology	9,892,499	0.5
Materials	60,276,517	3.1
Real Estate	(1,303,064)	(0.1)
Telecommunication Services	(20,053,889)	(1.0)
Utilities	45,895,872	2.3
Short-Term Investments	1,554,772,092	79.2

Total Investments In Securities At Value	1,650,318,525	84.1
Other Assets in Excess of Liabilities (i)	311,663,111	15.9

Net Assets	$1,961,981,636	100.0%

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Schedule of Investments	June 30, 2018 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $499,422,902.
(b)

Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at June 30, 2018 amounted to $(155,448), which represents approximately -0.01% of net assets of the fund.

(c)	Represents less than 0.05% of net assets.
(d)	Represents 7-day effective yield as of June 30, 2018.
(e)	All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(f)

As defined in Section 2a-3 of the Investment Company Act of 1940, an affiliated person is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. For the period ended June 30, 2018, transactions in and earnings from issuers considered to be an affiliated person were as follows:

AFFILIATE	SHARES HELD AT 12/31/17	SHARES PURCHASED	SHARES SOLD	SHARES HELD AT 06/30/18	VALUE AT 06/30/18	DIVIDEND INCOME	NET REALIZED GAIN (LOSS)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Other Controlled Affiliates:

SHORT-TERM INVESTMENTS - 46.1%
INVESTMENT COMPANIES - 46.1%
Limited Purpose Cash Investment Fund, 1.85% (a) (Cost $904,339,661)	1,114,214,887	596,420,067	(806,151,960)	904,482,994	$904,482,994	$8,060,136	$(62,023)	145,895

(a)	Represents 7-day effective yield as of June 30, 2018.

(g)	The rate shown was the effective yield at the date of purchase.
(h)

Security fair valued as of June 30, 2018 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at June 30, 2018 amounted to $0, which represents approximately 0.00% of net assets of the fund.

(i)	Includes appreciation/(depreciation) on forward foreign currency exchange and swaps contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1) Level 1 security (See Note 5) .

(3) Level 3 security (See Note 5).

CVA	- Dutch Certification
OYJ	- Public Traded Company
SCA	- Limited partnership with share capital
SDR	- Swedish Depositary Receipt

Forward foreign currency contracts outstanding as of June 30, 2018:

Over the Counter

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
CAD	4,272,000	USD	3,248,260	CITI	9/19/2018	$5,676
CAD	6,408,000	USD	4,872,396	JPMC	9/19/2018	8,506
CHF	146,000	USD	147,225	CITI	9/19/2018	1,224
CHF	219,000	USD	220,837	JPMC	9/19/2018	1,836
DKK	5,980,400	USD	934,602	CITI	9/19/2018	8,714
DKK	8,970,600	USD	1,401,905	JPMC	9/19/2018	13,070
EUR	2,926,000	USD	3,425,030	CITI	9/19/2018	12,538
EUR	4,389,000	USD	5,137,551	JPMC	9/19/2018	18,800
USD	5,794,657	CAD	7,485,725	CITI	9/19/2018	92,865
USD	8,691,960	CAD	11,228,569	JPMC	9/19/2018	139,283
USD	2,478,071	CHF	2,423,386	CITI	9/19/2018	14,037
USD	3,717,103	CHF	3,635,080	JPMC	9/19/2018	21,050
USD	95,926	DKK	601,600	CITI	9/19/2018	1,033

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Schedule of Investments	June 30, 2018 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
USD	143,889	DKK	902,400	JPMC	9/19/2018	$ 1,549
USD	33,698,276	EUR	28,523,900	CITI	9/19/2018	187,401
USD	50,547,350	EUR	42,785,849	JPMC	9/19/2018	281,037
USD	20,437	HKD	160,000	CITI	9/19/2018	16
USD	30,655	HKD	240,000	JPMC	9/19/2018	24
USD	4,305,667	NOK	34,636,300	CITI	9/19/2018	39,349
USD	6,458,492	NOK	51,954,450	JPMC	9/19/2018	59,016
USD	4,912,867	SEK	42,414,798	CITI	9/19/2018	148,399
USD	7,369,292	SEK	63,622,202	JPMC	9/19/2018	222,589

Total unrealized appreciation						1,278,012

CAD	1,600	USD	1,235	CITI	9/19/2018	(16)
CAD	2,400	USD	1,853	JPMC	9/19/2018	(25)
CHF	2,057,200	USD	2,106,059	CITI	9/19/2018	(14,353)
CHF	3,085,800	USD	3,159,092	JPMC	9/19/2018	(21,533)
DKK	7,058,400	USD	1,114,672	CITI	9/19/2018	(1,318)
DKK	10,587,600	USD	1,672,010	JPMC	9/19/2018	(1,978)
EUR	11,710,800	USD	13,827,884	CITI	9/19/2018	(69,627)
EUR	17,566,200	USD	20,741,853	JPMC	9/19/2018	(104,466)
NOK	223,600	USD	27,636	CITI	9/19/2018	(94)
NOK	335,400	USD	41,454	JPMC	9/19/2018	(141)
SEK	5,538,000	USD	642,048	CITI	9/19/2018	(19,963)
SEK	8,307,000	USD	963,073	JPMC	9/19/2018	(29,943)
SGD	1,633,200	USD	1,219,602	CITI	9/19/2018	(18,870)
SGD	2,449,800	USD	1,829,405	JPMC	9/19/2018	(28,309)
USD	1,832,142	CAD	2,430,000	CITI	9/19/2018	(18,764)
USD	2,748,209	CAD	3,645,000	JPMC	9/19/2018	(28,146)
USD	302,555	CHF	298,214	CITI	9/19/2018	(662)
USD	453,831	CHF	447,320	JPMC	9/19/2018	(992)
USD	3,413,309	DKK	21,750,800	CITI	9/19/2018	(17,547)
USD	5,119,958	DKK	32,626,200	JPMC	9/19/2018	(26,327)
USD	9,012,556	EUR	7,709,300	CITI	9/19/2018	(44,599)
USD	13,518,819	EUR	11,563,951	JPMC	9/19/2018	(66,915)
USD	2,075,477	NOK	16,943,300	CITI	9/19/2018	(11,509)
USD	3,113,211	NOK	25,414,950	JPMC	9/19/2018	(17,268)
USD	77,212	SEK	691,200	CITI	9/19/2018	(431)
USD	115,818	SEK	1,036,800	JPMC	9/19/2018	(646)
USD	54,192	SGD	74,000	CITI	9/19/2018	(213)
USD	81,288	SGD	111,000	JPMC	9/19/2018	(320)

Total unrealized depreciation						(544,975)

Net unrealized appreciation						$733,037

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

HKD - Hong Kong Dollar

NOK - Norwegian Krone

SEK - Swedish Krona

SGD - Singapore Dollar

USD - United States Dollar

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Schedule of Investments	June 30, 2018 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

Total Return Basket Swaps Outstanding at June 30, 2018

Over the Counter

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
MSIP	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the SONIA plus or minus a specified spread (-0.75% to 0.35%), which is denominated in GBP based on the local currencies of the positions within the swap.	16-61 months maturity 10/14/2019	$289,915,506	$(6,224,243)	$94,823	$(6,129,420)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock
Australia
BHP Billiton plc	765,324	$17,175,733	$2,245,284	(36.6)%
Rio Tinto plc	367,808	20,273,029	1,766,764	(28.8)

Chile
Antofagasta plc	582,041	7,561,996	109,220	(1.8)

Russia
Evraz plc	393,042	2,623,330	353,600	(5.8)

South Africa
Anglo American plc	379,172	8,417,971	(298,076)	4.9
Investec plc	323,232	2,285,492	(121,225)	2.0

Switzerland
Coca-Cola HBC AG	111,826	3,722,087	434,202	(7.1)

United Kingdom
Barratt Developments plc	825,437	5,595,564	(555,482)	9.1
Bellway plc	90,703	3,583,292	(124,177)	2.0
BP plc	614,052	4,672,025	32,868	(0.5)
BT Group plc	2,723,038	7,811,704	(2,361,984)	38.5
Burberry Group plc	196,569	5,586,598	369,085	(6.0)
Close Brothers Group plc	118,528	2,313,883	(84,977)	1.4
Inchcape plc	418,724	4,304,698	(14,597)	0.2
Indivior plc	455,872	2,295,541	345,304	(5.6)
Man Group plc	920,040	2,132,758	(66,214)	1.1
Moneysupermarket.com Group plc	618,600	2,567,801	(13,825)	0.2
Persimmon plc	88,881	2,960,599	76,893	(1.3)
Royal Mail plc	699,316	4,652,495	870,273	(14.2)
Smith & Nephew plc	339,277	6,249,587	296,897	(4.8)
Standard Life Aberdeen plc	1,176,892	5,039,646	(1,185,105)	19.3
Tate & Lyle plc	268,689	2,286,639	(451,461)	7.4
Taylor Wimpey plc	1,912,461	4,501,976	(252,339)	4.1
Thomas Cook Group plc	1,331,436	1,886,725	(210,114)	3.4
William Hill plc	771,537	3,081,498	(99,308)	1.6

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Schedule of Investments	June 30, 2018 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Short Positions

Common Stock
United Kingdom
AA plc	(1,550,594)	$(2,536,971)	$1,044,534	(17.0	) %
Auto Trader Group plc	(819,452)	(4,592,532)	(821,535)	13.4
Babcock International Group plc	(486,162)	(5,223,551)	(758,693)	12.4
Balfour Beatty plc	(620,872)	(2,317,321)	(78,609)	1.3
British American Tobacco plc	(130,859)	(6,591,811)	477,757	(7.8)
Capita plc	(1,135,893)	(2,387,494)	1,519,581	(24.8)
Cobham plc	(1,617,128)	(2,734,441)	68,522	(1.1)
ConvaTec Group plc	(1,765,804)	(4,929,695)	229,189	(3.7)
Hargreaves Lansdown plc	(194,347)	(5,037,807)	(1,667,919)	27.2
Inmarsat plc	(991,506)	(7,169,741)	469,971	(7.7)
J Sainsbury plc	(1,340,824)	(5,674,059)	(1,148,295)	18.7
John Wood Group plc	(1,157,796)	(9,561,078)	87,694	(1.4)
Johnson Matthey plc	(58,846)	(2,802,042)	(378,481)	6.2
Merlin Entertainments plc	(1,046,976)	(5,338,208)	(123,878)	2.0
Micro Focus International plc	(516,214)	(8,956,996)	(472,629)	7.7
National Grid plc	(387,699)	(4,284,487)	(73,084)	1.2
Pennon Group plc	(290,507)	(3,038,134)	(521,987)	8.5
Reckitt Benckiser Group plc	(112,629)	(9,254,143)	(638,691)	10.4
Rightmove plc	(30,633)	(2,141,322)	(418,790)	6.8
Rotork plc	(461,695)	(2,033,376)	(509,387)	8.3
Severn Trent plc	(108,048)	(2,817,219)	(34,361)	0.6
Tesco plc	(4,586,105)	(15,517,527)	(3,407,084)	55.6
United Utilities Group plc	(324,117)	(3,258,442)	(266,800)	4.4
Weir Group plc (The)	(156,983)	(4,122,726)	(30,203)	0.5
Wm Morrison Supermarkets plc	(1,167,417)	(3,872,322)	(434,899)	7.1

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Schedule of Investments	June 30, 2018 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
MSIP	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Federal Funds Effective Rate plus or minus a specified spread (-5.17% to 0.33%), which is denominated in USD based on the local currencies of the positions within the swap.	16-49 months maturity 10/16/2019	$3,200,375,169	$(54,885,390)	$4,185,377	$(50,700,013)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock
United States
Adobe Systems, Inc.	66,575	$16,231,651	$2,029,617	(4.0)%
Aflac, Inc.	415,609	17,879,499	741,862	(1.5)
Allstate Corp. (The)	252,431	23,039,377	(404,954)	0.8
Amazon.com, Inc.	10,466	17,790,107	906,340	(1.8)
Ameriprise Financial, Inc.	99,432	13,908,548	(1,218,142)	2.4
Apple, Inc.	78,802	14,587,038	(187,484)	0.4
Baxter International, Inc.	252,557	18,648,809	3,887,232	(7.7)
Biogen, Inc.	57,024	16,550,646	(22,635)	0.0
Boeing Co. (The)	42,850	14,376,603	1,034,217	(2.0)
Brunswick Corp.	210,964	13,602,959	2,048,677	(4.0)
Consolidated Edison, Inc.	211,011	16,454,638	90,554	(0.2)
Electronic Arts, Inc.	119,216	16,811,840	2,733,486	(5.4)
Exelon Corp.	740,100	31,528,260	3,021,861	(6.0)
Facebook, Inc.	109,995	21,374,228	788,567	(1.6)
General Dynamics Corp.	91,873	17,126,046	(3,232,780)	6.4
Honeywell International, Inc.	115,635	16,657,222	241,758	(0.5)
International Business Machines Corp.	138,676	19,373,037	(1,891,725)	3.7
Lear Corp.	107,240	19,926,264	4,375,108	(8.6)
LyondellBasell Industries NV	266,972	29,326,874	3,317,472	(6.5)
Micron Technology, Inc.	294,808	15,459,732	(322,031)	0.6
Microsoft Corp.	134,692	13,281,978	2,260,061	(4.5)
NVR, Inc.	4,579	13,601,233	(1,006,771)	2.0
Raytheon Co.	152,277	29,416,871	(1,601,523)	3.2
Skyworks Solutions, Inc.	186,093	17,985,888	(1,706,573)	3.4
Spirit AeroSystems Holdings, Inc.	152,175	13,073,354	4,460,314	(8.8)
Valero Energy Corp.	141,129	15,641,327	1,430,312	(2.8)

Short Positions

Common Stock
United States
Albemarle Corp.	(255,050)	(24,058,867)	5,715,635	(11.3)
American Airlines Group, Inc.	(509,855)	(19,354,096)	4,297,876	(8.5)
BioMarin Pharmaceutical, Inc.	(193,799)	(18,255,866)	(1,631,912)	3.2
CarMax, Inc.	(210,817)	(15,362,235)	(2,217,083)	4.4
CenturyLink, Inc.	(1,034,402)	(19,281,253)	(1,162,743)	2.3

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Schedule of Investments	June 30, 2018 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
United States (continued)
Charter Communications, Inc.	(59,133)	$(17,338,387)	$19,834	(0.0	) %
Cheniere Energy, Inc.	(262,780)	(17,130,628)	(5,328,448)	10.5
Discovery, Inc.	(576,857)	(15,863,568)	(3,037,697)	6.0
Envision Healthcare Corp.	(493,614)	(21,723,952)	(3,878,823)	7.7
First Data Corp.	(614,123)	(12,853,594)	(2,553,866)	5.0
FirstEnergy Corp.	(792,431)	(28,456,197)	(3,254,726)	6.4
Gartner, Inc.	(135,402)	(17,994,926)	(1,530,475)	3.0
Hess Corp.	(278,314)	(18,616,423)	(6,295,528)	12.4
IHS Markit Ltd.	(331,968)	(17,126,229)	(1,817,087)	3.6
Kinder Morgan, Inc.	(839,595)	(14,835,644)	(1,670,778)	3.3
Kraft Heinz Co. (The)	(361,824)	(22,729,784)	(1,324,420)	2.6
Macquarie Infrastructure Corp.	(314,119)	(13,255,822)	7,783,894	(15.4)
Post Holdings, Inc.	(214,325)	(18,436,237)	(868,883)	1.7
PPL Corp.	(732,695)	(20,918,442)	(266,950)	0.5
Targa Resources Corp.	(325,195)	(16,093,901)	(1,089,911)	2.1
TransDigm Group, Inc.	(70,160)	(24,215,022)	(4,787,799)	9.4
Uniti Group, Inc.	(744,845)	(14,919,245)	(2,883,224)	5.7
VEREIT, Inc.	(3,311,370)	(24,636,593)	1,015,573	(2.0)
Zayo Group Holdings, Inc.	(358,813)	(13,089,498)	(1,333,449)	2.6

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
MSIP	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the EONIA plus or minus a specified spread (-7.13% to 0.35%), which is denominated in EUR based on the local currencies of the positions within the swap.	16-61 months maturity 10/14/2019	$304,384,247	$(1,626,465)	$(2,210,466)	$(3,836,931)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock
France
Air France-KLM	182,858	$1,494,349	$(1,089,678)	28.4%
Atos SE	51,651	7,023,342	(195,667)	5.1
Cie Generale des Etablissements Michelin SCA	123,225	14,907,525	(2,001,197)	52.2
Engie SA	833,067	12,743,013	(514,941)	13.4
Faurecia SA	32,174	2,287,134	(220,440)	5.7
Peugeot SA	476,777	10,863,496	633,309	(16.5)
Renault SA	157,350	13,330,921	(2,737,261)	71.3
Teleperformance	16,788	2,963,009	791,590	(20.6)
Thales SA	35,696	4,592,429	811,164	(21.1)
TOTAL SA	157,529	9,566,069	725,004	(18.9)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Schedule of Investments	June 30, 2018 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Germany
Continental AG	28,650	$6,520,105	$(792,369)	20.7%
Covestro AG	202,481	17,997,242	(2,065,005)	53.8
HeidelbergCement AG	26,162	2,196,731	(255,133)	6.6
HOCHTIEF AG	10,489	1,891,512	82,556	(2.2)
Rheinmetall AG	69,478	7,644,132	(987,635)	25.7
Salzgitter AG	87,674	3,814,521	(817,231)	21.3
Schaeffler AG (Preference)	236,390	3,068,142	(739,563)	19.3
Software AG	107,892	5,014,526	(688,791)	18.0
Suedzucker AG	87,635	1,392,944	(374,336)	9.8
Talanx AG	44,833	1,633,248	(160,489)	4.2
Volkswagen AG (Preference)	8,894	1,469,380	(206,351)	5.4

Short Positions

Common Stock
France
Accor SA	(90,217)	(4,418,462)	(89,014)	2.3
Airbus SE	(44,147)	(5,151,726)	(333,012)	8.7
Bollore SA	(563,575)	(2,617,209)	(219,858)	5.7
Carrefour SA	(506,756)	(8,174,444)	2,099,152	(54.7)
Credit Agricole SA	(191,400)	(2,540,363)	130,051	(3.4)
Edenred	(212,256)	(6,704,467)	(1,150,475)	30.0
Electricite de France SA	(789,518)	(10,833,655)	(1,539,361)	40.1
Getlink	(318,443)	(4,365,811)	(761,555)	19.8
Iliad SA	(48,768)	(7,694,865)	2,133,348	(55.6)
Ingenico Group SA	(107,393)	(9,629,319)	677,525	(17.7)
JCDecaux SA	(68,497)	(2,287,227)	169,228	(4.4)
L’Oreal SA	(11,509)	(2,837,276)	(443,428)	11.6
Orpea	(10,676)	(1,422,023)	(168,280)	4.4
Societe Generale SA	(44,672)	(1,877,561)	98,973	(2.6)
Suez	(404,790)	(5,236,368)	208,431	(5.4)
Valeo SA	(31,394)	(1,711,714)	252,595	(6.6)
Vivendi SA	(360,953)	(8,829,961)	60,262	(1.6)

Germany
Commerzbank AG	(538,112)	(5,133,238)	678,113	(17.7)
Deutsche Bank AG (Registered)	(1,597,561)	(17,091,465)	9,085,972	(236.8)
Deutsche Telekom AG (Registered)	(409,723)	(6,332,027)	19,842	(0.5)
GEA Group AG	(106,901)	(3,600,234)	1,438,610	(37.5)
Henkel AG & Co. KGaA (Preference)	(13,064)	(1,666,950)	(61,174)	1.6
Symrise AG	(17,740)	(1,551,796)	(82,556)	2.2
Telefonica Deutschland Holding AG	(370,852)	(1,458,917)	316,014	(8.2)
thyssenkrupp AG	(70,145)	(1,700,307)	124,913	(3.3)
Wirecard AG	(27,179)	(4,349,195)	(1,284,104)	33.5
Zalando SE	(100,382)	(5,594,491)	(217,308)	5.7

Luxembourg
Eurofins Scientific SE	(10,990)	(6,095,170)	(356,061)	9.3

United States
QIAGEN NV	(209,937)	(7,610,043)	(1,032,307)	26.9

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Schedule of Investments	June 30, 2018 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
MSIP	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the HONIX plus or minus a specified spread (-2.13% to 0.45%), which is denominated in HKD based on the local currencies of the positions within the swap.	4-49 months maturity 10/16/2018	$33,838,179	$1,137,512	$33,129	$1,170,641

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock
Hong Kong
Chow Tai Fook Jewellery Group Ltd.	1,254,600	$1,411,025	$50,361	4.3%
Henderson Land Development Co. Ltd.	134,500	709,256	(56,646)	(4.8)
Kerry Properties Ltd.	557,500	2,664,255	647,641	55.3
Li & Fung Ltd.	3,294,000	1,206,536	(412,418)	(35.2)
Melco International Development Ltd.	1,470,000	4,509,375	626,001	53.5
Sino Land Co. Ltd.	762,000	1,238,229	(84,907)	(7.3)
SJM Holdings Ltd.	331,000	410,517	(34,087)	(2.9)
Sun Hung Kai Properties Ltd.	11,000	165,725	(512)	(0.0)
Swire Properties Ltd.	93,800	345,931	35,003	3.0
WH Group Ltd.	487,000	394,074	(27,255)	(2.3)
Wheelock & Co. Ltd.	175,000	1,216,168	(182,014)	(15.5)
Yue Yuen Industrial Holdings Ltd.	408,500	1,151,426	(285,918)	(24.4)

Macau
Wynn Macau Ltd.	470,000	1,506,183	(215,937)	(18.4)

Short Positions

Common Stock
China
Guotai Junan International Holdings Ltd.	(2,204,000)	(475,037)	218,753	18.7
Minth Group Ltd.	(420,000)	(1,776,479)	198,876	17.0

Hong Kong
AIA Group Ltd.	(238,200)	(2,075,058)	32,761	2.8
ASM Pacific Technology Ltd.	(216,300)	(2,726,143)	341,714	29.2
Cathay Pacific Airways Ltd.	(522,000)	(819,659)	(81,703)	(7.0)
CK Hutchison Holdings Ltd.	(16,000)	(169,376)	16,343	1.4
Haitong International Securities Group Ltd.	(3,175,656)	(1,442,559)	394,661	33.7
HK Electric Investments & HK Electric Investments Ltd.	(308,000)	(293,628)	(7,617)	(0.7)
Hong Kong & China Gas Co. Ltd.	(580,880)	(1,110,372)	(380,452)	(32.5)
Hysan Development Co. Ltd.	(50,000)	(279,075)	(40,194)	(3.4)
MTR Corp. Ltd.	(655,953)	(3,623,253)	37,324	3.2
Techtronic Industries Co. Ltd.	(71,500)	(397,103)	23,604	2.0
Value Partners Group Ltd.	(1,801,000)	(1,416,110)	296,802	25.4

United States
Samsonite International SA	(86,700)	(305,627)	27,328	2.3

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Schedule of Investments	June 30, 2018 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
MSIP	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Reserve Bank of Australia Cash Rate (“RBACR”) plus or minus a specified spread (-1.00% to 0.45%), which is denominated in AUD based on the local currencies of the positions within the swap.	24-49 months maturity 10/15/2018	$49,902,385	$(1,074,160)	$(9,080)	$(1,083,240)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock
Australia
Adelaide Brighton Ltd.	62,109	$319,013	$38,300	(3.5)%
Alumina Ltd.	281,413	582,352	63,515	(5.9)
Aurizon Holdings Ltd.	765,755	2,448,839	(510,861)	47.2
BlueScope Steel Ltd.	49,090	626,515	(4,893)	0.5
Caltex Australia Ltd.	23,163	557,435	41,634	(3.8)
CIMIC Group Ltd.	104,242	3,258,633	419,945	(38.8)
Fortescue Metals Group Ltd.	234,171	760,347	(52,903)	4.9
Harvey Norman Holdings Ltd.	131,715	323,588	(88,681)	8.2
Newcrest Mining Ltd.	434,633	7,057,198	(34,324)	3.2
Oil Search Ltd.	10,406	68,367	131	(0.0)
Orica Ltd.	27,328	358,774	(44,414)	4.1
Origin Energy Ltd.	284,743	2,111,982	349,579	(32.3)
Qantas Airways Ltd.	78,067	355,486	58,821	(5.4)
Santos Ltd.	18,715	86,681	(119)	0.0
South32 Ltd.	1,221,265	3,261,174	220,316	(20.3)
Woodside Petroleum Ltd.	154,152	4,039,783	643,962	(59.4)

Short Positions

Common Stock
Australia
AMP Ltd.	(430,935)	(1,133,446)	542,971	(50.1)
APA Group	(640,147)	(4,663,742)	(485,340)	44.8
AusNet Services	(282,843)	(335,934)	17,866	(1.6)
Challenger Ltd.	(140,852)	(1,232,631)	51,840	(4.8)
Computershare Ltd.	(45,381)	(618,201)	(27,136)	2.5
CSL Ltd.	(11,232)	(1,598,798)	(242,204)	22.4
Healthscope Ltd.	(1,703,951)	(2,780,342)	(513,080)	47.4
Ramsay Health Care Ltd.	(6,564)	(262,121)	63,798	(5.9)
REA Group Ltd.	(28,301)	(1,899,308)	(587,318)	54.2
SEEK Ltd.	(342,551)	(5,520,245)	(1,326,350)	122.4
TPG Telecom Ltd.	(388,452)	(1,484,870)	120,541	(11.1)
Transurban Group	(23,343)	(206,710)	(12,201)	1.1
Vocus Group Ltd.	(1,142,091)	(1,949,870)	222,445	(20.5)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Schedule of Investments	June 30, 2018 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
MSIP	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Bank of Japan Estimate Unsecured Overnight Call Rate plus or minus a specified spread (-1.50% to 0.45%), which is denominated in JPY based on the local currencies of the positions within the swap.	4-49 months maturity 10/16/2018	$583,678,703	$(17,048,892)	$(576,715)	$(17,625,607)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock
Japan
Astellas Pharma, Inc.	582,500	$8,864,825	$719,087	(4.1)%
Bandai Namco Holdings, Inc.	177,800	7,323,851	1,633,942	(9.3)
Haseko Corp.	561,000	7,732,321	1,108,479	(6.3)
Hitachi Ltd.	1,593,000	11,222,659	(89,151)	0.5
Idemitsu Kosan Co. Ltd.	235,000	8,356,978	959,526	(5.4)
Inpex Corp.	1,046,900	10,872,981	(758,852)	4.3
Japan Airlines Co. Ltd.	376,900	13,353,972	(192,131)	1.1
JFE Holdings, Inc.	236,100	4,459,387	(648,917)	3.7
JXTG Holdings, Inc.	3,417,200	23,707,774	4,677,943	(26.5)
Kajima Corp.	1,049,000	8,105,266	(1,217,550)	6.9
Marubeni Corp.	764,100	5,817,389	734,977	(4.2)
Matsumotokiyoshi Holdings Co. Ltd.	157,300	7,058,651	2,082,224	(11.8)
Mitsubishi Gas Chemical Co., Inc.	190,000	4,293,563	273,503	(1.6)
Nexon Co. Ltd.	462,200	6,706,229	(42,015)	0.2
Nippon Telegraph & Telephone Corp.	161,100	7,318,453	(365,911)	2.1
Obayashi Corp.	656,400	6,815,678	(899,057)	5.1
Otsuka Corp.	103,200	4,040,007	256,725	(1.5)
Pola Orbis Holdings, Inc.	118,600	5,211,938	1,854,628	(10.5)
Sega Sammy Holdings, Inc.	253,300	4,335,349	719,208	(4.1)
Square Enix Holdings Co. Ltd.	233,900	11,468,611	4,063,613	(23.1)
Start Today Co. Ltd.	178,400	6,454,616	874,583	(5.0)
Taiheiyo Cement Corp.	124,800	4,105,464	(709,455)	4.0
Taisei Corp.	271,175	14,933,459	1,764,777	(10.0)
Tosoh Corp.	439,800	6,800,269	(2,515,815)	14.3

Short Positions

Common Stock
Japan
Aeon Co. Ltd.	(495,600)	(10,601,995)	(3,145,103)	17.8
Asics Corp.	(347,100)	(5,859,431)	(324,511)	1.8
Calbee, Inc.	(197,600)	(7,433,237)	(463,867)	2.6
FamilyMart UNY Holdings Co. Ltd.	(114,400)	(12,046,826)	(5,724,193)	32.5
Fast Retailing Co. Ltd.	(10,700)	(4,904,192)	(1,159,812)	6.6
Hokuriku Electric Power Co.	(407,800)	(4,095,942)	(586,900)	3.3

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Schedule of Investments	June 30, 2018 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Japan (continued)
Isetan Mitsukoshi Holdings Ltd.	(586,900)	$(7,322,103)	$(894,183)	5.1%
Kakaku.com, Inc.	(213,700)	(4,812,092)	(1,821,002)	10.3
Keikyu Corp.	(252,400)	(4,134,168)	1,226,257	(7.0)
Kikkoman Corp.	(85,300)	(4,306,681)	(1,603,871)	9.1
Kintetsu Group Holdings Co. Ltd.	(113,300)	(4,619,848)	(387,279)	2.2
Marui Group Co. Ltd.	(534,900)	(11,251,664)	(3,509,945)	19.9
Murata Manufacturing Co. Ltd.	(33,800)	(5,674,223)	(1,094,910)	6.2
NGK Spark Plug Co. Ltd.	(256,500)	(7,291,980)	(1,838,480)	10.4
Nidec Corp.	(31,600)	(4,727,034)	(539,409)	3.1
Nippon Paint Holdings Co. Ltd.	(219,300)	(9,431,027)	(1,847,903)	10.5
Odakyu Electric Railway Co. Ltd.	(236,600)	(5,074,110)	(451,591)	2.6
Ricoh Co. Ltd.	(1,449,900)	(13,277,797)	63,933	(0.4)
Shimano, Inc.	(63,100)	(9,259,588)	(230,525)	1.3
SoftBank Group Corp.	(146,600)	(10,468,435)	1,088,880	(6.2)
Sony Financial Holdings, Inc.	(386,000)	(7,354,497)	(1,071,619)	6.1
T&D Holdings, Inc.	(765,900)	(11,487,021)	651,579	(3.7)
TDK Corp.	(103,400)	(10,528,482)	(1,332,517)	7.6
Tokio Marine Holdings, Inc.	(156,900)	(7,340,292)	(68,090)	0.4
Yamato Holdings Co. Ltd.	(329,900)	(9,709,833)	(2,791,036)	15.8
Yaskawa Electric Corp.	(189,100)	(6,659,177)	1,279,447	(7.3)

Collateral pledged to, or (received from), each counterparty at June 30, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
CITI
Cash	$(640,000)	$—	$(640,000)
Investment Companies	1,462,423	—	1,462,423

JPMC
Investment Companies	3,461,478	—	3,461,478

MSIP
Cash	391,517,551	—	391,517,551

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2018

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR GLOBAL MACRO FUND

INVESTMENTS	SHARES	VALUE
SHORT-TERM INVESTMENTS - 90.1%
INVESTMENT COMPANIES - 50.5%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 1.82% (a)(b)	5,464,317	$5,464,317
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 1.75% (a)(b)	564,969	564,969
Limited Purpose Cash Investment Fund, 1.85% (a)	12,298,799	12,298,799

TOTAL INVESTMENT COMPANIES (Cost $18,325,737)		18,328,085

	PRINCIPAL AMOUNT
U.S. TREASURY OBLIGATIONS - 39.6%
U.S. Treasury Bills
1.97%, 9/20/2018 (c)	$1,649,000	1,642,129
2.06%, 11/15/2018 (c)	12,859,000	12,761,722

TOTAL U.S. TREASURY OBLIGATIONS (Cost $14,401,181)		14,403,851

TOTAL SHORT-TERM INVESTMENTS (Cost $32,726,918)		32,731,936

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 90.1% (Cost $32,726,918)		32,731,936

OTHER ASSETS IN EXCESS OF LIABILITIES - 9.9% (d)		3,592,881

NET ASSETS - 100.0%		$36,324,817

(a)	Represents 7-day effective yield as of June 30, 2018.
(b)	All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(c)	The rate shown was the effective yield at the date of purchase.
(d)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2 with respect to ASC 820 (See Note 5).

Forward Effective Interest rate swap contracts outstanding as of June 30, 2018:

Exchange Cleared

PAY/RECEIVE FLOATING RATE	FLOATING RATE INDEX (a)	FIXED RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PREMIUM PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	VALUE
Pay	3 Month Australian Bank-Bill Reference Rate Quarterly	2.50% Semi-Annually	9/16/2020	NZD	61,000,000	$99,228	$151,512	$250,740
Pay	3 Month Canadian Bankers’ Acceptance Rate Quarterly	3.00% Semi-Annually	9/18/2028	CAD	3,400,000	69,552	27,263	96,815
Pay	3 Month Stockholm Interbank Offered Rate Quarterly	1.50% Annually	9/20/2028	SEK	18,100,000	(954)	65,925	64,971
Pay	6 Month Euro Interbank Offered Rate Semi-Annually	0.00% Annually	9/21/2020	EUR	600,000	1,797	89	1,886
Pay	6 Month Euro Interbank Offered Rate Semi-Annually	1.00% Annually	9/19/2028	EUR	100,000	(450)	1,394	944
Pay	6 Month London Interbank Offered Rate Semi-Annually	0.50% Annually	9/20/2028	CHF	1,400,000	(13,582)	22,760	9,178
Pay	6 Month Norwegian Interbank Offered Rate Semi-Annually	1.50% Annually	9/16/2020	NOK	237,500,000	(44,694)	47,065	2,371

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR GLOBAL MACRO FUND

PAY/RECEIVE FLOATING RATE	FLOATING RATE INDEX (a)	FIXED RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PREMIUM PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	VALUE
Receive	3 Month London Interbank Offered Rate Quarterly	2.25% Semi-Annually	9/21/2020	USD	136,400,000	$ 1,197,302	$ 411,511	$ 1,608,813
Receive	6 Month London Interbank Offered Rate Semi-Annually	1.50% Semi-Annually	9/19/2028	GBP	4,300,000	91,485	(66,177)	25,308

						1,399,684	661,342	2,061,026

Pay	3 Month Australian Bank-Bill Reference Rate Quarterly	2.00% Quarterly	9/10/2020	AUD	24,800,000	(72,909)	42,213	(30,696)
Pay	3 Month London Interbank Offered Rate Quarterly	2.50% Semi-Annually	9/19/2028	USD	14,600,000	(554,310)	(10,655)	(564,965)
Pay	6 Month London Interbank Offered Rate Semi-Annually	1.00% Semi-Annually	9/21/2020	GBP	33,600,000	(145,910)	75,972	(69,938)
Pay	6 Month London Interbank Offered Rate Semi-Annually	0.25% Semi-Annually	9/20/2028	JPY	851,400,000	(44,349)	30,581	(13,768)
Receive	3 Month Australian Bank-Bill Reference Rate Quarterly	3.50% Semi-Annually	9/13/2028	NZD	8,000,000	(72,980)	(135,224)	(208,204)
Receive	3 Month Canadian Bankers’ Acceptance Rate Quarterly	2.50% Semi-Annually	9/14/2020	CAD	5,800,000	(18,539)	2,216	(16,323)
Receive	3 Month Stockholm Interbank Offered Rate Quarterly	0.50% Annually	9/16/2020	SEK	41,000,000	(43,784)	(10,927)	(54,711)
Receive	6 Month Australian Bank-Bill Reference Rate Semi-Annually	3.00% Semi-Annually	9/07/2028	AUD	2,900,000	(1,580)	(28,057)	(29,637)
Receive	6 Month London Interbank Offered Rate Semi-Annually	0.25% Annually	9/16/2020	CHF	11,500,000	(20,115)	(37,479)	(57,594)
Receive	6 Month London Interbank Offered Rate Semi-Annually	0.25% Semi-Annually	9/16/2020	JPY	7,845,800,000	(257,158)	(28,069)	(285,227)
Receive	6 Month Norwegian Interbank Offered Rate Semi-Annually	2.50% Annually	9/20/2028	NOK	34,200,000	(49,729)	(68,109)	(117,838)

						(1,281,363)	(167,538)	(1,448,901)

						$118,321	$493,804	$612,125

(a)	Floating rate indices at June 30, 2018 were as follows:
3 Month Australian Bank-Bill Reference Rate: 2.11%
3 Month Canadian Bankers’ Acceptance Rate: 1.77%
3 Month London Interbank Offered Rate: 2.34%
3 Month Stockholm Interbank Offered Rate: (0.35)%
6 Month Canadian Bankers’ Acceptance Rate: 1.94%
6 Month Euro Interbank Offered Rate: (0.27)%
6 Month London Interbank Offered Rate: 2.50%
6 Month Norwegian Interbank Offered Rate: 1.18%

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR GLOBAL MACRO FUND

Total return swap contracts outstanding as of June 30, 2018:

Over the Counter

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Corn September Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	08/24/2018	USD	(35,950)	$1,991
Corn September Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	08/24/2018	USD	(197,725)	2,147
Corn September Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	08/24/2018	USD	(89,875)	400
Hang Seng Index July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	07/30/2018	HKD	15,799,300	672
Hang Seng Index July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	07/30/2018	HKD	1,436,300	1,404
HSCEI July Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	07/30/2018	HKD	(3,260,700)	3,820
MSCI Poland Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the Warsaw Interbank Offered Rate (“WIBOR”) plus or minus a specified spread (-0.35%)	Monthly	GSIN	09/19/2018	PLN	(340,633)	4,598
MSCI Singapore Index July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	07/30/2018	SGD	219,600	492
MSCI South Africa Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the Johannesburg Interbank Agreed Rate (“JIBAR”) plus or minus a specified spread (-0.60%)	Monthly	GSIN	09/19/2018	ZAR	(4,740,934)	1,159
MSCI Switzerland Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the LIBOR plus or minus a specified spread (-0.45%)	Monthly	GSIN	09/19/2018	CHF	(479,356)	1,026
MSCI Taiwan Index July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	07/30/2018	USD	38,760	360
MSCI Taiwan Index July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	07/30/2018	USD	348,840	2,466
Soybean November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	10/26/2018	USD	(44,000)	2,988

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR GLOBAL MACRO FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Soybean November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	10/26/2018	USD	(132,000)	$ 12,301
Swiss Market Index September Futures	Increases in total return of reference entity	Decreases in total return of reference entity	Monthly	MLIN	09/21/2018	CHF	(85,750)	336
Tel Aviv Index July Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MLIN	07/25/2018	ILS	(303,366)	840
Wheat September Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	08/24/2018	USD	(25,062)	1,548

								38,548

BIST 30 Index August Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	08/31/2018	TRY	(1,393,513)	(3,031)
Canada 10 Year Bond September Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	BANA	09/19/2018	CAD	(683,550)	(6,415)
Corn September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	08/24/2018	USD	89,875	(6,685)
Corn September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	08/24/2018	USD	143,800	(10,670)
Corn September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	08/24/2018	USD	35,950	(2,602)
iBovespa Index August Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	08/15/2018	BRL	1,829,050	(3,289)
KOSPI 200 Index September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	09/13/2018	KRW	75,000,000	(3,667)
MSCI Brazil Net Return Index	Decreases in total return of reference entity and pays the Brazilian Interbank Certificate of Deposit (“CDI”) plus or minus a specified spread (-0.35%)	Increases in total return of reference entity	Monthly	GSIN	09/24/2018	BRL	330,749	(81)
MSCI Mexico Net Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the Mexico Equilibrium Interbank Interest Rate (“TIIE”) plus or minus a specified spread (0.05%)	Monthly	GSIN	09/19/2018	MXN	(2,078,950)	(2,403)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR GLOBAL MACRO FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
MSCI Singapore Net Return Index	Decreases in total return of reference entity and pays the Singapore Swap Offered Rate (“SOR”) plus or minus a specified spread (0.45%)	Increases in total return of reference entity	Monthly	GSIN	09/24/2018	SGD	590,670	$ (23,625)
TAIEX Index July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	07/18/2018	TWD	10,677,000	(369)
Wheat September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	08/24/2018	USD	25,063	(2,153)

								(64,990)

								$(26,442)

Futures contracts outstanding as of June 30, 2018:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
Amsterdam Exchange Index	13	7/2018	EUR	$1,674,812	$(38,137)
Brent Crude Oil	5	7/2018	USD	396,150	15,445
Hang Seng Index	11	7/2018	HKD	2,013,778	2,326
HSCEI	2	7/2018	HKD	138,536	(483)
IBEX 35 Index	3	7/2018	EUR	336,389	(5,343)
LME Aluminum Base Metal	1	7/2018	USD	54,100	(8,230)
LME Copper Base Metal	1	7/2018	USD	165,783	(6,504)
LME Zinc Base Metal	1	7/2018	USD	72,475	(8,928)
MSCI Singapore Index	11	7/2018	SGD	295,486	727
MSCI Taiwan Index	27	7/2018	USD	1,046,520	8,745
Natural Gas	21	7/2018	USD	614,040	1,355
NY Harbor ULSD	3	7/2018	USD	278,422	4,591
OMXS30 Index	43	7/2018	SEK	749,412	(4,905)
RBOB Gasoline	2	7/2018	USD	180,701	4,813
WTI Crude Oil	19	7/2018	USD	1,408,850	153,829
100 oz Gold	2	8/2018	USD	250,900	(9,397)
LME Aluminum Base Metal	1	8/2018	USD	53,375	(2,984)
LME Aluminum Base Metal	3	8/2018	USD	159,488	(14,891)
LME Copper Base Metal	1	8/2018	USD	165,663	(5,028)
LME Copper Base Metal	3	8/2018	USD	496,919	(12,899)
LME Nickel Base Metal	1	8/2018	USD	89,198	2,255
Euro-Bund	86	9/2018	EUR	16,325,027	88,309
FTSE/MIB Index	17	9/2018	EUR	2,140,904	(49,783)
LME Aluminum Base Metal	1	9/2018	USD	53,276	(1,102)
LME Aluminum Base Metal	1	9/2018	USD	53,318	(758)
LME Aluminum Base Metal	1	9/2018	USD	53,269	(1,197)
LME Aluminum Base Metal	6	9/2018	USD	319,762	(21,027)
LME Copper Base Metal	1	9/2018	USD	165,638	(4,666)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR GLOBAL MACRO FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts (continued)
LME Copper Base Metal	4	9/2018	USD	$ 662,832	$ (51,180)
LME Copper Base Metal	6	9/2018	USD	994,200	(35,523)
LME Nickel Base Metal	2	9/2018	USD	178,734	3,337
LME Zinc Base Metal	1	9/2018	USD	71,475	(7,478)
LME Zinc Base Metal	1	9/2018	USD	71,358	606
LME Zinc Base Metal	2	9/2018	USD	142,850	(12,255)
Long Gilt	36	9/2018	GBP	5,846,703	70,419
SET50 Index	21	9/2018	THB	132,580	(1,993)
Silver	3	9/2018	USD	242,970	(2,761)
SPI 200 Index	21	9/2018	AUD	2,388,659	20,118
TOPIX Index	13	9/2018	JPY	2,031,929	(15,935)
U.S. Treasury 5 Year Note	256	9/2018	USD	29,086,000	192,696

					246,184

Short Contracts
CAC 40 10 Euro Index	(35)	7/2018	EUR	(2,174,648)	55,125
FTSE Bursa Malaysia KLCI Index	(6)	7/2018	MYR	(125,993)	(1,807)
LME Aluminum Base Metal	(1)	7/2018	USD	(54,100)	8,397
LME Copper Base Metal	(1)	7/2018	USD	(165,783)	7,489
LME Zinc Base Metal	(1)	7/2018	USD	(72,475)	8,472
LME Aluminum Base Metal	(1)	8/2018	USD	(53,375)	3,160
LME Aluminum Base Metal	(3)	8/2018	USD	(159,487)	15,254
LME Copper Base Metal	(1)	8/2018	USD	(165,662)	4,460
LME Copper Base Metal	(3)	8/2018	USD	(496,919)	12,285
LME Nickel Base Metal	(1)	8/2018	USD	(89,198)	(2,417)
Australia 10 Year Bond	(37)	9/2018	AUD	(3,542,162)	(24,316)
Canada 10 Year Bond	(74)	9/2018	CAD	(7,695,234)	(54,616)
EURO STOXX 50 Index	(34)	9/2018	EUR	(1,346,403)	27,235
FTSE 100 Index	(30)	9/2018	GBP	(3,009,624)	12,497
FTSE/JSE Top 40 Index	(7)	9/2018	ZAR	(263,752)	751
Japan 10 Year Bond	(18)	9/2018	JPY	(24,523,506)	(30,012)
Japan 10 Year Bond Mini	(42)	9/2018	JPY	(5,722,151)	(6,890)
KOSPI 200 Index	(18)	9/2018	KRW	(1,211,306)	58,968
LME Aluminum Base Metal	(1)	9/2018	USD	(53,269)	1,117
LME Aluminum Base Metal	(1)	9/2018	USD	(53,276)	1,007
LME Aluminum Base Metal	(1)	9/2018	USD	(53,318)	1,185
LME Aluminum Base Metal	(4)	9/2018	USD	(213,175)	4,607
LME Copper Base Metal	(1)	9/2018	USD	(165,638)	4,631
LME Copper Base Metal	(4)	9/2018	USD	(662,832)	51,969
LME Copper Base Metal	(5)	9/2018	USD	(828,500)	56,010
LME Zinc Base Metal	(1)	9/2018	USD	(71,358)	229
LME Zinc Base Metal	(1)	9/2018	USD	(71,475)	7,622
LME Zinc Base Metal	(2)	9/2018	USD	(142,850)	6,851
MEX BOLSA Index	(11)	9/2018	MXN	(267,215)	(6,495)
S&P 500 E-Mini Index	(41)	9/2018	USD	(5,579,280)	125,467
S&P/TSX 60 Index	(4)	9/2018	CAD	(586,194)	(3,857)
U.S. Treasury 10 Year Note	(259)	9/2018	USD	(31,128,562)	(316,170)
U.S. Treasury 2 Year Note	(141)	9/2018	USD	(29,867,766)	(46,804)
Wheat	(8)	9/2018	USD	(200,500)	4,670
Soybean	(13)	11/2018	USD	(572,000)	56,308
Soybean Meal	(8)	12/2018	USD	(263,920)	17,912
Soybean Oil	(29)	12/2018	USD	(517,476)	14,710

					75,004

					$321,188

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR GLOBAL MACRO FUND

Forward foreign currency contracts outstanding as of June 30, 2018:

Over the Counter

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
AUD	114,400	USD	84,585	CITI	9/19/2018	$97
AUD	171,600	USD	126,878	JPMC	9/19/2018	145
CAD	272,400	USD	206,750	CITI	9/19/2018	734
CAD	408,600	USD	310,126	JPMC	9/19/2018	1,100
COP	116,000,000	USD	39,338	CITI**	9/19/2018	93
COP	174,000,000	USD	59,008	JPMC**	9/19/2018	139
EUR	6,800	USD	7,987	CITI	9/19/2018	2
EUR	10,200	USD	11,981	JPMC	9/19/2018	3
HKD	1,017,600	USD	129,851	CITI	9/19/2018	26
HKD	1,490,400	USD	190,182	JPMC	9/19/2018	38
MXN	7,713,200	USD	380,760	CITI	9/19/2018	2,789
MXN	11,569,800	USD	571,141	JPMC	9/19/2018	4,182
NOK	3,425,200	USD	417,894	CITI	9/19/2018	4,004
NOK	5,137,800	USD	626,842	JPMC	9/19/2018	6,006
PLN	76,000	USD	20,236	CITI	9/19/2018	80
PLN	114,000	USD	30,354	JPMC	9/19/2018	120
TRY	1,402,400	USD	283,534	CITI	9/19/2018	11,576
TRY	2,103,600	USD	425,302	JPMC	9/19/2018	17,363
USD	1,058,302	AUD	1,392,000	CITI	9/19/2018	27,905
USD	1,587,452	AUD	2,088,000	JPMC	9/19/2018	41,856
USD	891,257	BRL	3,356,800	CITI**	9/19/2018	32,245
USD	1,336,884	BRL	5,035,200	JPMC**	9/19/2018	48,366
USD	2,706,881	CHF	2,660,400	CITI	9/19/2018	1,857
USD	4,060,316	CHF	3,990,600	JPMC	9/19/2018	2,781
USD	15,411	CLP	10,000,000	CITI**	9/20/2018	107
USD	23,117	CLP	15,000,000	JPMC**	9/20/2018	161
USD	817,671	CNY	5,350,298	CITI**	9/19/2018	13,606
USD	448,274	CNY	2,913,600	JPMC**	9/19/2018	10,407
USD	25,124	COP	72,000,000	CITI**	9/19/2018	649
USD	37,685	COP	108,000,000	JPMC**	9/19/2018	974
USD	31,662	CZK	694,163	CITI	9/19/2018	323
USD	47,493	CZK	1,041,245	JPMC	9/19/2018	484
USD	2,729,857	EUR	2,308,000	CITI	9/19/2018	18,338
USD	4,098,915	EUR	3,462,000	JPMC	9/19/2018	31,637
USD	229,597	GBP	172,000	CITI	9/19/2018	1,794
USD	344,395	GBP	258,000	JPMC	9/19/2018	2,691
USD	510,712	HKD	3,997,600	CITI	9/19/2018	497
USD	766,067	HKD	5,996,400	JPMC	9/19/2018	745
USD	352,119	ILS	1,248,000	CITI	9/20/2018	9,025
USD	528,178	ILS	1,872,000	JPMC	9/20/2018	13,537
USD	66,954	HUF	18,448,000	CITI	9/19/2018	1,227
USD	100,430	HUF	27,672,000	JPMC	9/19/2018	1,839
USD	344,995	IDR	4,980,000,000	CITI**	9/19/2018	1,116
USD	517,492	IDR	7,470,000,000	JPMC**	9/19/2018	1,674
USD	11,156	INR	767,600	CITI**	9/19/2018	66
USD	16,733	INR	1,151,400	JPMC**	9/19/2018	99
USD	828,857	JPY	90,662,000	CITI	9/19/2018	5,411
USD	1,243,283	JPY	135,993,000	JPMC	9/19/2018	8,114
USD	563,479	KRW	607,219,600	CITI**	9/19/2018	16,868
USD	845,217	KRW	910,829,400	JPMC**	9/19/2018	25,301
USD	67,470	NOK	545,600	CITI	9/19/2018	266
USD	101,205	NOK	818,400	JPMC	9/19/2018	399
USD	961,338	NZD	1,377,600	CITI	9/19/2018	28,219

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR GLOBAL MACRO FUND

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
USD	1,442,005	NZD	2,066,400	JPMC	9/19/2018	$ 42,327
USD	264,256	PHP	14,040,000	CITI**	9/19/2018	2,881
USD	396,384	PHP	21,060,000	JPMC**	9/19/2018	4,322
USD	68,832	PLN	251,600	CITI	9/19/2018	1,575
USD	103,248	PLN	377,400	JPMC	9/19/2018	2,363
USD	3,267,578	SEK	28,008,800	CITI	9/19/2018	121,340
USD	4,901,360	SEK	42,013,200	JPMC	9/19/2018	182,003
USD	43,493	SGD	58,400	CITI	9/19/2018	558
USD	65,240	SGD	87,600	JPMC	9/19/2018	836
USD	46,714	TRY	219,200	CITI	9/19/2018	587
USD	70,071	TRY	328,800	JPMC	9/19/2018	881
USD	328,604	ZAR	4,357,200	CITI	9/19/2018	14,235
USD	492,905	ZAR	6,535,800	JPMC	9/19/2018	21,353

Total unrealized appreciation						794,342

AUD	463,200	USD	349,225	CITI	9/19/2018	(6,352)
AUD	694,800	USD	523,838	JPMC	9/19/2018	(9,528)
BRL	674,800	USD	179,858	CITI**	9/19/2018	(7,175)
BRL	1,012,200	USD	269,787	JPMC**	9/19/2018	(10,763)
CAD	4,831,200	USD	3,784,424	CITI	9/19/2018	(104,552)
CAD	7,246,800	USD	5,676,643	JPMC	9/19/2018	(156,835)
CLP	257,200,000	USD	407,776	CITI**	9/20/2018	(14,156)
CLP	385,800,000	USD	611,664	JPMC**	9/20/2018	(21,235)
CNY	3,161,200	USD	492,689	CITI**	9/19/2018	(17,611)
CNY	4,741,800	USD	739,034	JPMC**	9/19/2018	(26,417)
COP	216,000,000	USD	74,048	CITI**	9/19/2018	(625)
COP	324,000,000	USD	111,073	JPMC**	9/19/2018	(937)
CZK	174,163	USD	7,994	CITI	9/19/2018	(131)
CZK	261,245	USD	11,991	JPMC	9/19/2018	(197)
EUR	138,800	USD	163,714	CITI	9/19/2018	(647)
EUR	208,200	USD	245,571	JPMC	9/19/2018	(971)
GBP	542,800	USD	726,727	CITI	9/19/2018	(7,822)
GBP	814,200	USD	1,090,092	JPMC	9/19/2018	(11,735)
HKD	1,713,200	USD	218,886	CITI	9/19/2018	(230)
HKD	2,605,800	USD	332,924	JPMC	9/19/2018	(344)
HUF	26,000,000	USD	96,144	CITI	9/19/2018	(3,510)
HUF	39,000,000	USD	144,215	JPMC	9/19/2018	(5,265)
IDR	1,256,000,000	USD	88,678	CITI**	9/19/2018	(1,949)
IDR	1,884,000,000	USD	133,018	JPMC**	9/19/2018	(2,924)
INR	28,800,000	USD	420,564	CITI**	9/19/2018	(4,498)
INR	43,200,000	USD	630,837	JPMC**	9/19/2018	(6,738)
JPY	174,347,600	USD	1,603,180	CITI	9/19/2018	(19,651)
JPY	261,521,400	USD	2,404,773	JPMC	9/19/2018	(29,480)
ILS	72,000	USD	20,214	CITI	9/20/2018	(420)
ILS	108,000	USD	30,322	JPMC	9/20/2018	(631)
KRW	139,426,000	USD	129,806	CITI**	9/19/2018	(4,297)
KRW	209,139,000	USD	194,710	JPMC**	9/19/2018	(6,446)
MXN	9,524,000	USD	474,443	CITI	9/19/2018	(850)
MXN	14,286,000	USD	711,666	JPMC	9/19/2018	(1,276)
NOK	3,756,800	USD	468,899	CITI	9/19/2018	(6,157)
NOK	5,635,200	USD	703,350	JPMC	9/19/2018	(9,236)
NZD	874,400	USD	604,890	CITI	9/19/2018	(12,614)
NZD	1,311,600	USD	907,336	JPMC	9/19/2018	(18,922)
PHP	1,280,000	USD	24,191	CITI**	9/19/2018	(362)
PHP	1,920,000	USD	36,287	JPMC**	9/19/2018	(543)
PLN	452,000	USD	124,388	CITI	9/19/2018	(3,560)
PLN	678,000	USD	186,582	JPMC	9/19/2018	(5,341)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR GLOBAL MACRO FUND

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
RUB	12,400,000	USD	198,837	CITI**	9/19/2018	$ (3,010)
RUB	18,600,000	USD	298,256	JPMC**	9/19/2018	(4,515)
SEK	3,931,600	USD	450,293	CITI	9/19/2018	(8,655)
SEK	5,897,400	USD	675,440	JPMC	9/19/2018	(12,983)
SGD	815,200	USD	608,360	CITI	9/19/2018	(9,024)
SGD	1,222,800	USD	912,542	JPMC	9/19/2018	(13,538)
TRY	154,800	USD	32,850	CITI	9/19/2018	(276)
TRY	232,200	USD	49,276	JPMC	9/19/2018	(413)
TWD	1,720,000	USD	57,893	CITI**	9/19/2018	(1,172)
TWD	2,580,000	USD	86,840	JPMC**	9/19/2018	(1,759)
USD	28,444	BRL	112,000	CITI**	9/19/2018	(217)
USD	42,665	BRL	168,000	JPMC**	9/19/2018	(326)
USD	5,672	CHF	5,600	CITI	9/19/2018	(23)
USD	8,507	CHF	8,400	JPMC	9/19/2018	(34)
USD	829,013	EUR	712,000	CITI	9/19/2018	(7,470)
USD	1,243,517	EUR	1,068,000	JPMC	9/19/2018	(11,207)
USD	32,307	HKD	253,200	CITI	9/19/2018	(8)
USD	48,461	HKD	379,800	JPMC	9/19/2018	(13)
USD	14,193	HUF	4,000,000	CITI	9/19/2018	(59)
USD	21,289	HUF	6,000,000	JPMC	9/19/2018	(88)
USD	48,008	IDR	700,000,000	CITI**	9/19/2018	(329)
USD	72,011	IDR	1,050,000,000	JPMC**	9/19/2018	(494)
USD	242,755	INR	16,840,000	CITI**	9/19/2018	(528)
USD	364,133	INR	25,260,000	JPMC**	9/19/2018	(792)
USD	173,983	KRW	194,000,000	CITI**	9/19/2018	(654)
USD	260,974	KRW	291,000,000	JPMC**	9/19/2018	(981)
USD	296,602	MXN	6,106,400	CITI	9/19/2018	(7,046)
USD	444,903	MXN	9,159,600	JPMC	9/19/2018	(10,570)
USD	5,867	SGD	8,000	CITI	9/19/2018	(15)
USD	8,800	SGD	12,000	JPMC	9/19/2018	(22)
USD	285,678	TRY	1,407,200	CITI	9/19/2018	(10,442)
USD	428,516	TRY	2,110,800	JPMC	9/19/2018	(15,664)
USD	62,134	ZAR	868,000	CITI	9/19/2018	(492)
USD	93,200	ZAR	1,302,000	JPMC	9/19/2018	(739)
ZAR	2,148,800	USD	169,611	CITI	9/19/2018	(14,576)
ZAR	3,223,200	USD	254,416	JPMC	9/19/2018	(21,865)

Total unrealized depreciation						(702,932)

Net unrealized appreciation						$91,410

** Non-deliverable forward.

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

CNY - Chinese Renminbi

COP - Colombian Peso

CZK - Czech Republic Koruna

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

NOK - Norwegian Krone

NZD - New Zealand Dollar

PHP - Philippine Peso

PLN - Poland Zloty

RUB - Russian Ruble

SEK - Swedish Krona

SGD - Singapore Dollar

THB - Thai Baht

TRY - Turkish Lira

TWD - New Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR GLOBAL MACRO FUND

Collateral pledged to, or (received from), each counterparty at June 30, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
BARC
Cash	$—	$1,325,586	$1,325,586

CITI
Investment Companies	243,676	—	243,676

CRSU
Cash	—	211,094	211,094

GSCO
Cash	—	531,837	531,837

GSIN
Investment Companies	564,969	—	564,969

JPMC
Investment Companies	786,748	—	786,748

JPMS
Cash	—	89,966	89,966

MLIN
Cash	50,009	—	50,009

MSCL
Cash	—	412,184	412,184

Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at June 30, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
CITI
Investment Companies	$60,922	$—	$60,922

GSCO
Cash	—	11,374	11,374

JPPC
Cash	—	33,633	33,633

MSCL
Cash	—	(56,566)	(56,566)

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2018

Schedule of Investments	June 30, 2018 (Unaudited)

AQR LONG-SHORT EQUITY FUND

INVESTMENTS	SHARES	VALUE
LONG POSITIONS - 133.5%
COMMON STOCKS - 45.0%

Canada - 3.3%
Air Canada *(a)	1,627,471	$26,306,438
ARC Resources Ltd.	8,764	90,530
Atco Ltd., Class I	28,051	865,865
Barrick Gold Corp.	34,100	447,957
BlackBerry Ltd. *	128,812	1,242,411
Bombardier, Inc., Class B *	230,840	913,070
BRP, Inc.	4,900	236,232
Canadian Imperial Bank of Commerce (a)	137,749	11,982,638
Canadian Tire Corp. Ltd., Class A (a)	74,369	9,707,314
CGI Group, Inc., Class A *	64,137	4,064,392
Constellation Software, Inc. (a)	8,350	6,475,672
Dollarama, Inc. (a)	822,639	31,888,096
Empire Co. Ltd., Class A	73,878	1,483,011
Encana Corp.	24,397	318,637
Finning International, Inc. (a)	177,347	4,377,523
Franco-Nevada Corp.	3,300	240,851
George Weston Ltd.	11,601	946,505
Industrial Alliance Insurance & Financial Services, Inc.	29,290	1,130,694
Linamar Corp. (a)	165,934	7,296,729
Magna International, Inc. (a)	358,192	20,832,435
Manulife Financial Corp.	142,610	2,562,240
Methanex Corp. (a)	156,457	11,063,205
National Bank of Canada (a)	202,720	9,733,151
Quebecor, Inc., Class B	81,779	1,674,583
Seven Generations Energy Ltd., Class A *	8,900	98,095
Teck Resources Ltd., Class B (a)	391,632	9,976,614
West Fraser Timber Co. Ltd. (a)	125,491	8,637,798
WestJet Airlines Ltd.	63,691	878,346

		175,471,032

Chile - 0.1%
Lundin Mining Corp. (a)	1,367,132	7,601,822

Italy - 2.4%
A2A SpA (2)(a)	8,011,414	13,867,221
DiaSorin SpA (2)	8,497	965,639
Enel SpA (2)(a)	5,192,286	28,771,401
Eni SpA (2)(a)	2,075,985	38,491,615
Hera SpA (2)(a)	1,792,230	5,576,702
Italgas SpA (2)	167,591	922,411
Mediobanca Banca di Credito Finanziario SpA (2)	79,164	732,269
Moncler SpA (2)(a)	593,829	26,945,017
Pirelli & C SpA (2)*(b)	68,314	568,867
Poste Italiane SpA (2)(b)	434,270	3,624,692
Prysmian SpA (2)	122,418	3,037,536
Snam SpA (2)(a)	616,599	2,569,618

		126,072,988

Singapore - 0.2%
Genting Singapore Ltd. (2)(a)	11,899,300	10,654,786
StarHub Ltd. (2)	687,700	836,621

		11,491,407

INVESTMENTS	SHARES	VALUE
Spain - 1.1%
Repsol SA (2)(a)	3,115,086	$60,803,631

Switzerland - 1.2%
STMicroelectronics NV (2)(a)	1,354,405	30,045,202
Temenos AG (Registered) (2)*(a)	229,858	34,567,559

		64,612,761

United Kingdom - 0.4%
Fiat Chrysler Automobiles NV (2)*(a)	993,893	18,749,038

United States - 36.3%
AbbVie, Inc. (a)	117,343	10,871,829
ABIOMED, Inc. *(a)	20,754	8,489,424
AGCO Corp. (a)	106,461	6,464,312
Agilent Technologies, Inc. (a)	255,871	15,823,063
Align Technology, Inc. *(a)	44,794	15,325,819
Amgen, Inc. (a)	61,478	11,348,224
Anadarko Petroleum Corp.	25,900	1,897,175
Antero Resources Corp. *	181,692	3,879,124
Anthem, Inc. (a)	42,263	10,059,862
AO Smith Corp.	15,200	899,080
Apache Corp.	67,759	3,167,733
Apple, Inc. (a)	196,770	36,424,095
Arista Networks, Inc. *(a)	71,915	18,517,393
Armstrong World Industries, Inc. *	33,613	2,124,342
Arrow Electronics, Inc. *(a)	279,576	21,046,481
Avnet, Inc. (a)	308,664	13,238,599
Baxter International, Inc. (a)	666,949	49,247,513
Biogen, Inc. *(a)	154,024	44,703,925
Bio-Rad Laboratories, Inc., Class A *	4,967	1,433,178
Boeing Co. (The) (a)	124,434	41,748,851
Boston Scientific Corp. *(a)	154,142	5,040,443
Bristol-Myers Squibb Co.	34,110	1,887,647
Bruker Corp. (a)	136,622	3,967,503
Cabot Oil & Gas Corp. (a)	421,325	10,027,535
Cardinal Health, Inc.	19,200	937,536
Caterpillar, Inc. (a)	78,676	10,673,973
CDW Corp. (a)	343,553	27,755,647
Celgene Corp. *(a)	401,123	31,857,189
Centene Corp. *(a)	138,279	17,037,356
Cerner Corp. *(a)	134,670	8,051,919
Charles River Laboratories International, Inc. *(a)	235,782	26,468,887
Chevron Corp. (a)	161,698	20,443,478
Cigna Corp.	172,209	29,266,920
Cimarex Energy Co. (a)	151,211	15,384,207
Cisco Systems, Inc. (a)	467,101	20,099,356
CNX Resources Corp. *(a)	404,417	7,190,534
Coherent, Inc. *(a)	62,056	9,706,800
Comcast Corp., Class A	124,089	4,071,360
Concho Resources, Inc. *	5,600	774,760
ConocoPhillips (a)	436,246	30,371,447
CONSOL Energy, Inc. *	74,506	2,857,305
Crane Co. (a)	93,799	7,516,114
Cummins, Inc. (a)	240,931	32,043,823
Curtiss-Wright Corp. (a)	95,067	11,314,874
Danaher Corp. (a)	113,923	11,241,922
DENTSPLY SIRONA, Inc.	5,800	253,866
Devon Energy Corp. (a)	528,619	23,238,091

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Schedule of Investments	June 30, 2018 (Unaudited)

AQR LONG-SHORT EQUITY FUND

INVESTMENTS	SHARES	VALUE

United States - 36.3% (continued)
Dolby Laboratories, Inc., Class A (a)	113,975	$7,031,118
Dover Corp.	46,569	3,408,851
Eaton Corp. plc (a)	115,570	8,637,702
Edwards Lifesciences Corp. *	4,500	655,065
EMCOR Group, Inc. (a)	88,257	6,723,418
Emerson Electric Co. (a)	189,712	13,116,688
Endo International plc *	50,100	472,443
Energen Corp. *(a)	175,331	12,767,603
EnerSys	12,882	961,512
EOG Resources, Inc. (a)	91,137	11,340,177
Esterline Technologies Corp. *(a)	137,638	10,157,684
Exelixis, Inc. *(a)	964,399	20,753,866
Exxon Mobil Corp. (a)	232,097	19,201,385
F5 Networks, Inc. *(a)	110,946	19,132,638
Flex Ltd. *(a)	709,101	10,005,415
FLIR Systems, Inc. (a)	353,832	18,388,649
General Dynamics Corp. (a)	232,764	43,389,537
Gilead Sciences, Inc. (a)	383,151	27,142,417
Globus Medical, Inc., Class A *(a)	214,786	10,838,102
Halliburton Co. (a)	225,348	10,154,181
Harris Corp. (a)	66,945	9,676,230
HD Supply Holdings, Inc. *(a)	721,783	30,957,273
Helmerich & Payne, Inc.	22,710	1,447,990
Hewlett Packard Enterprise Co. (a)	1,389,962	20,307,345
Hill-Rom Holdings, Inc.	6,000	524,040
HollyFrontier Corp. (a)	101,927	6,974,865
Honeywell International, Inc. (a)	313,011	45,089,234
HP, Inc. (a)	619,391	14,053,982
Hubbell, Inc.	7,851	830,165
Humana, Inc. (a)	114,146	33,973,274
Huntington Ingalls Industries, Inc. (a)	126,553	27,435,425
ICU Medical, Inc. *	6,150	1,805,948
Illinois Tool Works, Inc.	17,536	2,429,437
Ingersoll-Rand plc (a)	256,773	23,040,241
Intuitive Surgical, Inc. *(a)	40,295	19,280,352
IPG Photonics Corp. *(a)	95,038	20,968,234
IQVIA Holdings, Inc. *(a)	116,962	11,675,147
ITT, Inc. (a)	214,692	11,221,951
John Wiley & Sons, Inc., Class A	45,115	2,815,176
Johnson & Johnson (a)	85,427	10,365,712
Juniper Networks, Inc. (a)	689,343	18,901,785
KBR, Inc.	121,833	2,183,247
L3 Technologies, Inc. (a)	88,562	17,032,244
Laredo Petroleum, Inc. *	95,600	919,672
Lockheed Martin Corp. (a)	34,094	10,072,390
Marathon Oil Corp. (a)	317,888	6,631,144
Marathon Petroleum Corp. (a)	102,820	7,213,851
Masimo Corp. *	9,949	971,520
McKesson Corp. (a)	125,445	16,734,363
Medtronic plc	21,530	1,843,183
Merck & Co., Inc. (a)	115,159	6,990,151
Mettler-Toledo International, Inc. *(a)	8,489	4,911,990
Molina Healthcare, Inc. *	20,964	2,053,214
MSC Industrial Direct Co., Inc., Class A (a)	74,737	6,341,434
Murphy Oil Corp.	38,300	1,293,391
National Instruments Corp.	37,847	1,588,817
NetApp, Inc.	60,989	4,789,466
Newfield Exploration Co. *	51,790	1,566,648

INVESTMENTS	SHARES	VALUE

United States - 36.3% (continued)
Northrop Grumman Corp. (a)	96,429	$29,671,203
Oasis Petroleum, Inc. *	103,246	1,339,101
Occidental Petroleum Corp.	37,692	3,154,067
Oceaneering International, Inc.	77,583	1,975,263
Omnicom Group, Inc.	16,180	1,234,049
Oshkosh Corp. (a)	273,606	19,239,974
Owens Corning (a)	166,925	10,578,037
PACCAR, Inc.	33,824	2,095,735
Palo Alto Networks, Inc. *(a)	44,762	9,197,248
Patterson Cos., Inc.	20,500	464,735
Patterson-UTI Energy, Inc. (a)	456,351	8,214,318
Pfizer, Inc. (a)	170,477	6,184,906
Phillips 66 (a)	77,603	8,715,593
QEP Resources, Inc. *(a)	594,359	7,286,841
QIAGEN NV *(a)	666,329	24,094,457
Range Resources Corp.	60,790	1,017,017
Raytheon Co. (a)	381,552	73,708,214
Regeneron Pharmaceuticals, Inc. *(a)	25,468	8,786,205
Rockwell Automation, Inc.	6,323	1,051,072
Seagate Technology plc (a)	239,782	13,540,490
Snap-on, Inc. (a)	80,577	12,950,335
Southwestern Energy Co. *(a)	1,754,030	9,296,359
Spirit AeroSystems Holdings, Inc., Class A (a)	386,005	33,161,690
Stanley Black & Decker, Inc. (a)	144,195	19,150,538
Star Group, Inc. (The) *	23,355	847,044
Superior Energy Services, Inc. *	241,541	2,352,609
SYNNEX Corp. (a)	103,789	10,016,676
TE Connectivity Ltd. (a)	157,060	14,144,824
TEGNA, Inc. (a)	528,476	5,733,965
Teledyne Technologies, Inc. *	13,672	2,721,548
Terex Corp.	26,822	1,131,620
Thermo Fisher Scientific, Inc.	6,868	1,422,638
Toro Co. (The)	24,463	1,473,896
United Technologies Corp. (a)	69,529	8,693,211
United Therapeutics Corp. *(a)	143,499	16,236,912
UnitedHealth Group, Inc. (a)	109,200	26,791,128
Valeant Pharmaceuticals International, Inc. *	66,640	1,551,123
Valero Energy Corp. (a)	360,466	39,950,447
Varian Medical Systems, Inc. *(a)	37,659	4,282,581
Veeva Systems, Inc., Class A *	31,376	2,411,559
Vertex Pharmaceuticals, Inc. *(a)	86,081	14,630,327
Viacom, Inc., Class B (a)	401,717	12,115,785
Walt Disney Co. (The)	8,260	865,731
Waters Corp. *	9,454	1,830,200
WellCare Health Plans, Inc. *(a)	48,990	12,063,298
WESCO International, Inc. *(a)	166,670	9,516,857
Western Digital Corp. (a)	405,124	31,360,649
Whiting Petroleum Corp. *	21,400	1,128,208
Woodward, Inc.	35,296	2,712,851
World Fuel Services Corp. (a)	233,259	4,760,816
WW Grainger, Inc. (a)	70,093	21,616,681
Zebra Technologies Corp., Class A *(a)	70,350	10,077,638

		1,915,927,765

TOTAL COMMON STOCKS (Cost $2,291,197,430)		2,380,730,444

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Schedule of Investments	June 30, 2018 (Unaudited)

AQR LONG-SHORT EQUITY FUND

INVESTMENTS	SHARES	VALUE
SHORT-TERM INVESTMENTS - 88.5%
INVESTMENT COMPANIES - 47.4%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 1.80% (2)(c)	347,734	$347,734
Dreyfus Treasury & Agency Cash Management, Institutional Shares, 1.76% (2)(c)	1,390,934	1,390,934
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 1.82% (2)(c)(d)	84,809,417	84,809,417
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 1.75% (2)(c)(d)	711,328,520	711,328,520
Limited Purpose Cash Investment Fund, 1.85% (2)(c)(e)	1,703,560,950	1,703,560,950
UBS Select Treasury Preferred Fund, Class I, 1.76% (2)(c)	1,738,668	1,738,668

TOTAL INVESTMENT COMPANIES (Cost $2,502,878,736)		2,503,176,223

	PRINCIPAL AMOUNT
U.S. TREASURY OBLIGATIONS - 41.1%
U.S. Treasury Bills
1.59%, 7/5/2018 (2)(f)	$148,844,000	148,823,410
1.59%, 7/12/2018 (2)(f)	104,599,000	104,550,296
1.61%, 7/19/2018 (2)(f)	209,714,000	209,541,931
1.63%, 7/26/2018 (2)(f)	136,146,000	135,989,205
1.64%, 8/2/2018 (2)(f)	46,668,000	46,595,279
1.66%, 8/9/2018 (2)(f)	118,755,000	118,526,545
1.84%, 8/23/2018 (2)(f)	146,011,000	145,626,362
1.85%, 9/6/2018 (2)(f)	134,001,000	133,539,758
1.87%, 9/13/2018 (2)(f)	102,692,000	102,300,516
1.97%, 9/20/2018 (2)(f)	83,393,000	83,045,529
1.91%, 9/27/2018 (2)(f)	98,977,000	98,526,118
1.92%, 10/4/2018 (2)(f)	42,242,000	42,030,823
1.90%, 10/11/2018 (2)(f)	93,813,000	93,305,357
1.96%, 10/18/2018 (2)(f)	35,279,000	35,073,941
2.01%, 10/25/2018 (2)(f)	142,046,000	141,165,710
2.01%, 11/1/2018 (2)(f)	29,582,000	29,384,507
2.02%, 11/8/2018 (2)(f)	26,680,000	26,489,988
2.06%, 11/15/2018 (2)(f)	21,510,000	21,347,277
2.10%, 11/23/2018 (2)(f)	83,561,000	82,890,005
2.05%, 11/29/2018 (2)(f)	127,562,000	126,484,366
2.09%, 12/6/2018 (2)(f)	105,594,000	104,659,170
2.08%, 12/13/2018 (2)(f)(g)	143,653,000	142,322,075

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,172,091,498)		2,172,218,168

TOTAL SHORT-TERM INVESTMENTS (Cost $4,674,970,234)		4,675,394,391

TOTAL LONG POSITIONS (Cost $6,966,167,664)		7,056,124,835

	SHARES
SHORT POSITIONS - (36.6)%
COMMON STOCKS - (36.6)%

Brazil - 0.0% (h)
Yamana Gold, Inc.	(288,868)	(841,566)

INVESTMENTS	SHARES	VALUE
Canada - (2.8)%
AltaGas Ltd.	(272,626)	$(5,630,241)
Cameco Corp.	(1,201,373)	(13,515,618)
Cenovus Energy, Inc.	(131,600)	(1,366,402)
Eldorado Gold Corp. *	(427,458)	(432,449)
Element Fleet Management Corp.	(1,297,687)	(6,100,259)
Emera, Inc.	(52,279)	(1,702,005)
Enbridge, Inc.	(1,362,227)	(48,700,923)
Goldcorp, Inc.	(211,177)	(2,899,437)
Imperial Oil Ltd.	(319,997)	(10,636,952)
Inter Pipeline Ltd.	(77,122)	(1,445,469)
Keyera Corp.	(116,366)	(3,237,872)
Kinross Gold Corp. *	(248,915)	(937,230)
Pembina Pipeline Corp.	(68,268)	(2,364,311)
Peyto Exploration & Development Corp.	(190,548)	(1,466,813)
PrairieSky Royalty Ltd.	(50,930)	(1,005,312)
TransCanada Corp.	(791,429)	(34,242,180)
Wheaton Precious Metals Corp.	(561,715)	(12,399,475)

		(148,082,948)

Ghana - (0.1)%
Kosmos Energy Ltd. *	(662,745)	(5,480,901)

Hong Kong - 0.0% (h)
Hutchison Port Holdings Trust (2)	(2,834,100)	(782,212)

Italy - (2.1)%
Banco BPM SpA (2)*	(3,952,610)	(11,481,956)
BPER Banca (2)	(1,082,345)	(5,905,637)
Brembo SpA (2)	(51,727)	(697,630)
Buzzi Unicem SpA (2)	(630,740)	(15,410,909)
Davide Campari-Milano SpA (2)	(202,482)	(1,661,957)
Ferrari NV (2)	(86,927)	(11,749,853)
Intesa Sanpaolo SpA (2)	(480,879)	(1,391,313)
Leonardo SpA (2)	(2,265,993)	(22,302,776)
Recordati SpA (2)	(151,442)	(6,000,912)
Saipem SpA (2) *	(2,819,747)	(12,931,840)
Telecom Italia SpA (2)*	(10,889,792)	(8,068,046)
UniCredit SpA (2)	(139,500)	(2,312,130)
Unione di Banche Italiane SpA (2)	(3,520,138)	(13,483,193)

		(113,398,152)

Luxembourg - (1.1)%
Tenaris SA (2)	(3,133,001)	(57,177,327)

Netherlands - (0.2)%
Koninklijke Vopak NV (2)	(275,809)	(12,712,567)

Singapore - (0.2)%
CapitaLand Ltd. (2)	(1,479,600)	(3,424,534)
Singapore Post Ltd. (2)	(773,200)	(713,977)
Singapore Press Holdings Ltd. (2)	(1,519,500)	(2,895,655)
Singapore Telecommunications Ltd. (2)	(1,244,100)	(2,808,926)

		(9,843,092)

United Kingdom - 0.0% (h)
CNH Industrial NV (2)	(47,783)	(504,755)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Schedule of Investments	June 30, 2018 (Unaudited)

AQR LONG-SHORT EQUITY FUND

INVESTMENTS	SHARES	VALUE
United States - (29.8)%
Acadia Healthcare Co., Inc. *	(380,286)	$(15,557,500)
AECOM *	(177,520)	(5,863,486)
Agios Pharmaceuticals, Inc. *	(236,474)	(19,918,205)
Akorn, Inc. *	(346,487)	(5,748,219)
Alexion Pharmaceuticals, Inc. *	(10,900)	(1,353,235)
Alkermes plc *	(804,640)	(33,118,982)
Allergan plc	(218,105)	(36,362,466)
Allscripts Healthcare Solutions, Inc. *	(429,973)	(5,159,676)
Alnylam Pharmaceuticals, Inc. *	(175,923)	(17,326,656)
AmerisourceBergen Corp.	(62,193)	(5,303,197)
Arconic, Inc.	(627,570)	(10,674,966)
ARRIS International plc *	(291,811)	(7,133,320)
Baker Hughes a GE Co.	(165,210)	(5,456,886)
Becton Dickinson and Co.	(6,205)	(1,486,470)
Belden, Inc.	(298,091)	(18,219,322)
BioMarin Pharmaceutical, Inc. *	(533,976)	(50,300,539)
Brookdale Senior Living, Inc. *	(858,109)	(7,800,211)
Cable One, Inc.	(4,062)	(2,978,624)
Callon Petroleum Co. *	(840,015)	(9,021,761)
Catalent, Inc. *	(264,710)	(11,088,702)
Centennial Resource Development, Inc., Class A *	(210,434)	(3,800,438)
Charter Communications, Inc., Class A *	(167,753)	(49,186,857)
Cheniere Energy, Inc. *	(695,813)	(45,360,049)
Chesapeake Energy Corp. *	(279,887)	(1,466,608)
Ciena Corp. *	(239,035)	(6,336,818)
Cinemark Holdings, Inc.	(54,954)	(1,927,786)
Cognex Corp.	(249,908)	(11,148,396)
Colfax Corp. *	(119,853)	(3,673,494)
CommScope Holding Co., Inc. *	(98,837)	(2,886,535)
Corning, Inc.	(73,221)	(2,014,310)
DaVita, Inc. *	(134,548)	(9,343,013)
DexCom, Inc. *	(362,428)	(34,423,411)
Diebold Nixdorf, Inc.	(97,054)	(1,159,795)
Discovery, Inc., Class A *	(1,589,824)	(43,720,160)
DISH Network Corp., Class A *	(554,609)	(18,640,408)
Donaldson Co., Inc.	(15,592)	(703,511)
Dril-Quip, Inc. *	(9,885)	(508,089)
Dycom Industries, Inc. *	(20,048)	(1,894,736)
EchoStar Corp., Class A *	(28,855)	(1,281,162)
Encompass Health Corp.	(52,980)	(3,587,806)
Ensco plc, Class A	(2,215,350)	(16,083,441)
Envision Healthcare Corp. *	(1,188,095)	(52,288,061)
EQT Corp.	(45,085)	(2,487,790)
Extraction Oil & Gas, Inc. *	(368,298)	(5,410,298)
Flowserve Corp.	(418,930)	(16,924,772)
Fluor Corp.	(37,021)	(1,805,884)
General Electric Co.	(1,846,500)	(25,130,865)
Granite Construction, Inc.	(231,525)	(12,886,682)
Halyard Health, Inc. *	(157,906)	(9,040,119)
HEICO Corp.	(344,371)	(25,114,995)
Henry Schein, Inc. *	(283,115)	(20,565,474)
Hess Corp.	(772,318)	(51,660,351)
Hologic, Inc. *	(24,080)	(957,180)
Illumina, Inc. *	(29,677)	(8,288,489)
Incyte Corp. *	(91,233)	(6,112,611)
Intrexon Corp. *	(139,909)	(1,950,331)

INVESTMENTS	SHARES	VALUE
United States - (29.8)% (continued)
Ionis Pharmaceuticals, Inc. *	(443,066)	$(18,462,560)
Johnson Controls International plc	(526,873)	(17,623,902)
Kennametal, Inc.	(219,863)	(7,893,082)
Kinder Morgan, Inc.	(2,068,534)	(36,550,996)
KLX, Inc. *	(36,008)	(2,588,975)
Knowles Corp. *	(441,336)	(6,752,441)
Liberty Broadband Corp., Class C *	(283,843)	(21,492,592)
Liberty Media Corp.-Liberty SiriusXM, Class C *	(12,210)	(553,846)
LifePoint Health, Inc. *	(279,045)	(13,617,396)
Lions Gate Entertainment Corp., Class A	(148,481)	(3,685,298)
Littelfuse, Inc.	(14,812)	(3,379,802)
LivaNova plc *	(77,316)	(7,717,683)
Live Nation Entertainment, Inc. *	(48,374)	(2,349,525)
Lumentum Holdings, Inc. *	(9,600)	(555,840)
Madison Square Garden Co. (The), Class A *	(2,093)	(649,228)
Mallinckrodt plc *	(627,349)	(11,706,332)
Matador Resources Co. *	(325,809)	(9,790,560)
McDermott International, Inc. *	(92,091)	(1,809,588)
Medidata Solutions, Inc. *	(228,484)	(18,406,671)
Meredith Corp.	(194,446)	(9,916,746)
Middleby Corp. (The) *	(152,766)	(15,951,826)
Mylan NV *	(48,000)	(1,734,720)
Nabors Industries Ltd.	(11,700)	(74,997)
National Oilwell Varco, Inc.	(130,425)	(5,660,445)
NCR Corp. *	(200,205)	(6,002,146)
Nektar Therapeutics *	(474,156)	(23,153,037)
NetScout Systems, Inc. *	(526,395)	(15,633,932)
Neurocrine Biosciences, Inc. *	(247,299)	(24,294,654)
New York Times Co. (The), Class A	(754,671)	(19,545,979)
News Corp., Class A	(44,500)	(689,750)
Noble Energy, Inc.	(217,760)	(7,682,573)
NOW, Inc. *	(719,684)	(9,593,388)
NuVasive, Inc. *	(263,156)	(13,715,691)
ONEOK, Inc.	(209,971)	(14,662,275)
OPKO Health, Inc. *	(1,978,081)	(9,296,981)
Parsley Energy, Inc., Class A *	(16,200)	(490,536)
PBF Energy, Inc., Class A	(125,442)	(5,259,783)
PerkinElmer, Inc.	(12,128)	(888,133)
Perrigo Co. plc	(364,875)	(26,603,036)
Premier, Inc., Class A *	(568,204)	(20,671,262)
Prestige Brands Holdings, Inc. *	(433,309)	(16,630,399)
Quest Diagnostics, Inc.	(11,238)	(1,235,506)
Roper Technologies, Inc.	(16,032)	(4,423,389)
Rowan Cos. plc, Class A *	(712,022)	(11,548,997)
Seattle Genetics, Inc. *	(442,375)	(29,369,276)
Sensata Technologies Holding plc *	(484,634)	(23,058,886)
SM Energy Co.	(771,362)	(19,816,290)
STERIS plc	(47,688)	(5,007,717)
Syneos Health, Inc. *	(210,722)	(9,882,862)
Targa Resources Corp.	(849,084)	(42,021,167)
Tenet Healthcare Corp. *	(256,179)	(8,599,929)
TransDigm Group, Inc.	(189,101)	(65,266,319)
Transocean Ltd. *	(422,437)	(5,677,553)
Univar, Inc. *	(176,671)	(4,635,847)
Universal Display Corp.	(128,736)	(11,071,296)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Schedule of Investments	June 30, 2018 (Unaudited)

AQR LONG-SHORT EQUITY FUND

INVESTMENTS	SHARES	VALUE
United States - (29.8)% (continued)
VeriFone Systems, Inc. *	(80,652)	$(1,840,479)
ViaSat, Inc. *	(336,814)	(22,135,416)
Wabtec Corp.	(467,210)	(46,057,562)
Weatherford International plc *	(4,325,150)	(14,229,744)
Welbilt, Inc. *	(452,645)	(10,098,510)
Williams Cos., Inc. (The)	(692,177)	(18,764,918)
WPX Energy, Inc. *	(633,352)	(11,419,337)
Zimmer Biomet Holdings, Inc.	(6,015)	(670,312)

		(1,570,213,066)

Zambia - (0.3)%
First Quantum Minerals Ltd.	(1,180,497)	(17,393,395)

TOTAL COMMON STOCKS (Proceeds $(1,836,909,055))		(1,936,429,981)

	NO. OF RIGHTS
RIGHTS - 0.0%

Italy - 0.0%
Intesa Sanpaolo SpA (3)*(i) (Proceeds $—)	(641,173)	—

TOTAL SHORT POSITIONS (Proceeds $(1,836,909,055))		(1,936,429,981)

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 96.9% (Cost $5,129,258,609)		5,119,694,854

OTHER ASSETS IN EXCESS OF LIABILITIES - 3.1% (j)		167,603,654

NET ASSETS - 100.0%		$5,287,298,508

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$(35,290,778)	$(0.7)%
Consumer Staples	767,559	0.0 (h)
Energy	(168,325,139)	(3.2)
Financials	(10,908,804)	(0.2)
Health Care	(28,725,103)	(0.5)
Industrials	335,154,659	6.4
Information Technology	329,137,572	6.2
Materials	(12,346,213)	(0.2)
Real Estate	(3,424,535)	(0.1)
Telecommunication Services	(10,040,350)	(0.2)
Utilities	48,301,595	0.9
Short-Term Investments	4,675,394,391	88.5

Total Investments In Securities At Value	5,119,694,854	96.9
Other Assets in Excess of Liabilities (j)	167,603,654	3.1

Net Assets	$5,287,298,508	100.0%

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $2,146,520,260.
(b)

Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at June 30, 2018 amounted to $4,193,559, which represents approximately 0.08% of net assets of the fund.

(c)	Represents 7-day effective yield as of June 30, 2018.
(d)	All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(e)

As defined in Section 2a-3 of the Investment Company Act of 1940, an affiliated person is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. For the period ended June 30, 2018, transactions in and earnings from issuers considered to be an affiliated person were as follows:

AFFILIATE	SHARES HELD AT 12/31/17	SHARES PURCHASED	SHARES SOLD	SHARES HELD AT 06/30/18	VALUE AT 06/30/18	DIVIDEND INCOME	NET REALIZED GAIN (LOSS)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Other Controlled Affiliates:

SHORT-TERM INVESTMENTS - 32.2%
INVESTMENT COMPANIES - 32.2%

Limited Purpose Cash Investment Fund, 1.85% (a) (Cost $1,703,263,463)	1,987,905,834	3,178,279,748	(3,462,624,632)	1,703,560,950	$1,703,560,950	$15,216,042	$(150,077)	$297,487

(a)	Represents 7-day effective yield as of June 30, 2018.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Schedule of Investments	June 30, 2018 (Unaudited)

AQR LONG-SHORT EQUITY FUND

(f)	The rate shown was the effective yield at the date of purchase.
(g)	All or a portion of the security pledged as collateral for futures contracts.
(h)	Represents less than 0.05% of net assets.
(i)

Security fair valued as of June 30, 2018 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at June 30, 2018 amounted to $0, which represents approximately 0.00% of net assets of the fund.

(j)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 5).
(3)	Level 3 security (See Note 5).

Total return swap contracts outstanding as of June 30, 2018:

Over the Counter

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
MSCI Australia Net Return Index	Decreases in total return of reference entity and pays the BBR plus or minus a specified spread (-0.10%)	Increases in total return of reference entity	Monthly	JPMC	09/21/2018	AUD	1,372,758	$31,464
MSCI Singapore Index July Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	JPMC	07/30/2018	SGD	(549,000)	1,659

								33,123

MSCI Hong Kong Net Return Index	Decreases in total return of reference entity and pays the HIBOR plus or minus a specified spread (0.25%)	Increases in total return of reference entity	Monthly	JPMC	09/21/2018	HKD	209,518,591	(1,449,836)
MSCI Italy Net Return Index	Decreases in total return of reference entity and pays the EURIBOR plus or minus a specified spread (-0.10%)	Increases in total return of reference entity	Monthly	JPMC	09/21/2018	EUR	9,381,365	(206,765)
MSCI Italy Net Return Index	Decreases in total return of reference entity and pays the EURIBOR plus or minus a specified spread (-0.10%)	Increases in total return of reference entity	Monthly	JPMC	09/21/2018	EUR	442,945	(13,564)
MSCI Japan Net Return Index	Decreases in total return of reference entity and pays the LIBOR plus or minus a specified spread (0.14%)	Increases in total return of reference entity	Monthly	JPMC	09/25/2018	JPY	7,752,125,222	(2,220,648)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Schedule of Investments	June 30, 2018 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
MSCI Netherlands Net Return Index	Decreases in total return of reference entity and pays the EURIBOR plus or minus a specified spread (-0.00%)	Increases in total return of reference entity	Monthly	JPMC	09/21/2018	EUR	235,161	$(6,287)
MSCI Singapore Net Return Index	Decreases in total return of reference entity and pays the SOR plus or minus a specified spread (0.40%)	Increases in total return of reference entity	Monthly	JPMC	09/24/2018	SGD	7,726,436	(308,963)
MSCI Sweden Net Return Index	Decreases in total return of reference entity and pays the STIBOR plus or minus a specified spread (-0.30%)	Increases in total return of reference entity	Monthly	JPMC	09/21/2018	SEK	188,026	(96)
Swiss Market Index September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	09/21/2018	CHF	4,544,750	(24,464)
Swiss Market Index September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	JPMC	09/21/2018	CHF	63,369,250	(198,594)

								(4,429,217)

								$(4,396,094)

Futures contracts outstanding as of June 30, 2018:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
Amsterdam Exchange Index	340	7/2018	EUR	$43,802,777	$(994,327)
CAC 40 10 Euro Index	1,621	7/2018	EUR	100,717,267	(2,600,294)
Hang Seng Index	40	7/2018	HKD	7,322,831	6,510
IBEX 35 Index	242	7/2018	EUR	27,135,417	(526,518)
MSCI Singapore Index	116	7/2018	SGD	3,116,037	6,443
OMXS30 Index	1,917	7/2018	SEK	33,409,853	(193,368)
DAX Index	231	9/2018	EUR	83,009,078	(3,523,887)
FTSE 100 Index	1,544	9/2018	GBP	154,895,304	(1,058,528)
FTSE/MIB Index	62	9/2018	EUR	7,808,004	(183,169)
S&P 500 E-Mini Index	10,558	9/2018	USD	1,436,732,640	(32,550,772)
S&P/TSX 60 Index	560	9/2018	CAD	82,067,166	653,517
SPI 200 Index	525	9/2018	AUD	59,716,482	666,118
TOPIX Index	861	9/2018	JPY	134,576,209	(3,336,475)

					$(43,634,750)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Schedule of Investments	June 30, 2018 (Unaudited)

AQR LONG-SHORT EQUITY FUND

Forward foreign currency contracts outstanding as of June 30, 2018:

Over the Counter

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
CAD	11,576,000	USD	8,801,936	CITI	9/19/2018	$15,375
CAD	17,364,000	USD	13,202,921	JPMC	9/19/2018	23,046
CHF	2,260,084	USD	2,293,028	CITI	9/19/2018	4,965
CHF	3,390,126	USD	3,439,547	JPMC	9/19/2018	7,443
DKK	23,401,377	USD	3,656,008	CITI	9/19/2018	35,202
DKK	35,102,066	USD	5,484,019	JPMC	9/19/2018	52,796
EUR	25,561,987	USD	29,886,058	CITI	9/19/2018	145,059
EUR	38,342,982	USD	44,829,144	JPMC	9/19/2018	217,533
NOK	4,002,151	USD	489,764	CITI	9/19/2018	3,200
NOK	6,003,227	USD	734,646	JPMC	9/19/2018	4,799
USD	1,181,392	AUD	1,546,000	CITI	9/19/2018	36,999
USD	1,772,085	AUD	2,319,000	JPMC	9/19/2018	55,496
USD	229,468	CAD	298,400	CITI	9/19/2018	2,180
USD	344,201	CAD	447,600	JPMC	9/19/2018	3,269
USD	4,666,395	CHF	4,576,800	CITI	9/19/2018	12,826
USD	6,999,583	CHF	6,865,200	JPMC	9/19/2018	19,231
USD	9,233,896	EUR	7,815,600	CITI	9/19/2018	51,855
USD	13,850,827	EUR	11,723,400	JPMC	9/19/2018	77,767
USD	7,773,648	GBP	5,820,800	CITI	9/19/2018	64,366
USD	11,662,515	GBP	8,731,200	JPMC	9/19/2018	98,591
USD	321,741	HKD	2,519,200	CITI	9/19/2018	215
USD	482,611	HKD	3,778,800	JPMC	9/19/2018	322
USD	14,090,563	JPY	1,539,298,800	CITI	9/19/2018	109,739
USD	21,135,819	JPY	2,308,948,200	JPMC	9/19/2018	164,582
USD	607,974	NOK	4,904,800	CITI	9/19/2018	3,827
USD	911,960	NOK	7,357,200	JPMC	9/19/2018	5,739
USD	342,663	NZD	497,200	CITI	9/19/2018	5,884
USD	513,994	NZD	745,800	JPMC	9/19/2018	8,826
USD	587,996	SEK	5,124,400	CITI	9/19/2018	12,370
USD	881,993	SEK	7,686,600	JPMC	9/19/2018	18,554
USD	1,430,887	SGD	1,935,200	CITI	9/19/2018	8,126
USD	2,146,328	SGD	2,902,800	JPMC	9/19/2018	12,186
USD	81,104	ILS	287,600	CITI	9/20/2018	2,038
USD	121,655	ILS	431,400	JPMC	9/20/2018	3,057

Total unrealized appreciation						1,287,463

AUD	39,798,400	USD	30,148,117	CITI	9/19/2018	(688,229)
AUD	59,697,600	USD	45,222,233	JPMC	9/19/2018	(1,032,399)
CAD	35,532,166	USD	27,505,346	CITI	9/19/2018	(440,886)
CAD	53,298,244	USD	41,258,067	JPMC	9/19/2018	(661,385)
CHF	14,716,548	USD	15,046,565	CITI	9/19/2018	(83,172)
CHF	22,074,824	USD	22,569,878	JPMC	9/19/2018	(124,786)
EUR	91,448,364	USD	107,974,752	CITI	9/19/2018	(538,014)
EUR	137,172,547	USD	161,962,332	JPMC	9/19/2018	(807,223)
GBP	58,584,400	USD	78,681,159	CITI	9/19/2018	(1,089,815)
GBP	87,876,601	USD	118,021,888	JPMC	9/19/2018	(1,634,873)
HKD	128,774,800	USD	16,448,547	CITI	9/19/2018	(12,980)
HKD	193,162,200	USD	24,672,851	JPMC	9/19/2018	(19,499)
JPY	12,070,191,600	USD	111,101,224	CITI	9/19/2018	(1,472,586)
JPY	18,105,287,401	USD	166,652,044	JPMC	9/19/2018	(2,209,085)
NOK	12,006,455	USD	1,488,689	CITI	9/19/2018	(9,798)
NOK	18,009,682	USD	2,233,036	JPMC	9/19/2018	(14,699)
NZD	1,305,600	USD	908,298	CITI	9/19/2018	(23,949)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Schedule of Investments	June 30, 2018 (Unaudited)

AQR LONG-SHORT EQUITY FUND

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
NZD	1,958,399	USD	1,362,448	JPMC	9/19/2018	$ (35,925)
SEK	130,541,502	USD	15,024,454	CITI	9/19/2018	(360,683)
SEK	195,812,260	USD	22,536,709	JPMC	9/19/2018	(541,053)
SGD	12,656,686	USD	9,449,957	CITI	9/19/2018	(144,747)
SGD	18,985,029	USD	14,174,953	JPMC	9/19/2018	(217,137)
USD	663,985	AUD	897,600	CITI	9/19/2018	(443)
USD	995,977	AUD	1,346,400	JPMC	9/19/2018	(666)
USD	5,964,371	CAD	7,909,600	CITI	9/19/2018	(60,284)
USD	8,946,546	CAD	11,864,400	JPMC	9/19/2018	(90,436)
USD	1,041,959	DKK	6,617,200	CITI	9/19/2018	(1,803)
USD	1,562,937	DKK	9,925,800	JPMC	9/19/2018	(2,707)
USD	23,067,523	EUR	19,660,400	CITI	9/19/2018	(30,202)
USD	34,601,242	EUR	29,490,600	JPMC	9/19/2018	(45,347)
USD	2,035,621	HKD	15,955,200	CITI	9/19/2018	(746)
USD	3,053,428	HKD	23,932,800	JPMC	9/19/2018	(1,123)
USD	124,788	SGD	170,400	CITI	9/19/2018	(491)
USD	187,181	SGD	255,600	JPMC	9/19/2018	(736)
ILS	8,015,996	USD	2,262,074	CITI	9/20/2018	(58,355)
ILS	12,024,004	USD	3,393,117	JPMC	9/20/2018	(87,537)

Total unrealized depreciation						(12,543,799)

Net unrealized depreciation						$(11,256,336)

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

ILS - Israeli Shekel

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

SGD - Singapore Dollar

USD - United States Dollar

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Schedule of Investments	June 30, 2018 (Unaudited)

AQR LONG-SHORT EQUITY FUND

Total Return Basket Swaps Outstanding at June 30, 2018

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
MSIP	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Federal Funds Effective Rate plus or minus a specified spread (-2.67%), which is denominated in USD based on the local currencies of the positions within the swap.	12-25 months maturity ranging from 07/01/2019 – 06/17/2020	$16,034,453	$(16,034,444)	$(1,321)	$(16,035,765)

DTBK	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the GBP/USD 1 Week Forward FX Swap Rate plus or minus a specified spread (-0.25% to 0.03%), which is denominated in GBP based on the local currencies of the positions within the swap.	62-111 months maturity ranging from 05/18/2022 – 08/19/2022	$730,903,362	$(23,256,316)	$4,173,507	$(19,082,809)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock
Australia
BHP Billiton plc	1,828,059	$41,026,093	$5,250,154	(27.5)%
Rio Tinto plc	911,788	50,256,397	3,983,941	(20.9)

Chile
Antofagasta plc	1,703,641	22,134,055	184,620	(1.0)

Russia
Evraz plc	1,173,601	7,833,114	946,627	(5.0)

South Africa
Anglo American plc	985,258	21,873,644	(933,394)	4.9
Investec plc	680,382	4,810,810	(337,460)	1.8

Switzerland
Coca-Cola HBC AG	262,473	8,736,317	1,265,872	(6.6)

United Kingdom
Barratt Developments plc	1,981,410	13,431,803	(1,315,408)	6.9
Bellway plc	243,794	9,631,271	(346,890)	1.8
BP plc	1,769,854	13,465,964	181,899	(1.0)
BT Group plc	6,529,645	18,731,891	(5,663,309)	29.7
Burberry Group plc	504,712	14,344,191	752,548	(3.9)
Close Brothers Group plc	266,639	5,205,281	(76,764)	0.4
Inchcape plc	856,674	8,807,049	537,343	(2.8)
Man Group plc	2,480,026	5,748,984	(143,658)	0.8

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Schedule of Investments	June 30, 2018 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE

United Kingdom (continued)
Moneysupermarket.com Group plc	1,060,525	$4,402,226	$162,737	(0.9	) %
Persimmon plc	173,519	5,779,864	(60,042)	0.3
Royal Mail plc	1,387,737	9,232,507	970,562	(5.1)
Smith & Nephew plc	1,052,275	19,383,231	1,011,587	(5.3)
Standard Life Aberdeen plc	2,850,240	12,205,198	(3,022,833)	15.8
Tate & Lyle plc	584,785	4,976,729	(639,172)	3.3
Taylor Wimpey plc	4,532,201	10,668,902	(660,451)	3.5
Thomas Cook Group plc	3,652,465	5,175,763	(451,131)	2.4
William Hill plc	2,139,108	8,543,539	(262,883)	1.4

Short Positions

Common Stock
United Kingdom
ASOS plc	(64,876)	(5,203,891)	138,071	(0.7)
Auto Trader Group plc	(1,722,495)	(9,653,542)	(1,742,192)	9.1
Babcock International Group plc	(1,120,811)	(12,042,516)	(1,858,187)	9.7
Balfour Beatty plc	(1,448,832)	(5,407,570)	(164,379)	0.9
British American Tobacco plc	(410,795)	(20,693,134)	1,431,752	(7.5)
Capita plc	(2,319,452)	(4,875,176)	389,145	(2.0)
Cobham plc	(3,170,971)	(5,361,872)	37,043	(0.2)
ConvaTec Group plc	(4,813,025)	(13,436,795)	547,305	(2.9)
Hargreaves Lansdown plc	(341,878)	(8,862,063)	(2,964,322)	15.5
Inmarsat plc	(2,397,900)	(17,339,604)	(177,397)	0.9
J Sainsbury plc	(3,488,770)	(14,763,673)	(2,855,496)	15.0
John Wood Group plc	(3,199,972)	(26,425,365)	635,190	(3.3)
Johnson Matthey plc	(153,862)	(7,326,372)	(952,387)	5.0
Merlin Entertainments plc	(2,221,336)	(11,325,907)	(435,166)	2.3
Micro Focus International plc	(1,429,421)	(24,802,347)	(1,146,217)	6.0
National Grid plc	(1,062,200)	(11,738,442)	(210,196)	1.1
Pennon Group plc	(678,347)	(7,094,180)	(1,254,785)	6.6
Reckitt Benckiser Group plc	(300,207)	(24,666,457)	(1,696,106)	8.9
Rightmove plc	(65,460)	(4,575,814)	(869,017)	4.6
Rotork plc	(1,055,484)	(4,648,513)	(1,246,451)	6.5
Severn Trent plc	(313,810)	(8,182,210)	(126,220)	0.7
Tesco plc	(12,594,466)	(42,614,585)	(9,562,457)	50.1
United Utilities Group plc	(842,569)	(8,470,591)	(685,298)	3.6
Weir Group plc (The)	(431,193)	(11,324,096)	(112,306)	0.6
Wm Morrison Supermarkets plc	(3,157,672)	(10,473,999)	(1,172,500)	6.1
WPP plc	(527,419)	(8,286,586)	(92,042)	0.5

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Schedule of Investments	June 30, 2018 (Unaudited)

AQR LONG-SHORT EQUITY FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
DTBK	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the HKD/USD 1 Month Forward FX Swap Rate plus or minus a specified spread (-0.20% to 0.04%), which is denominated in HKD based on the local currencies of the positions within the swap.	61 months maturity 01/19/2022	$89,317,958	$3,180,931	$(611,516)	$2,569,415

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock
Hong Kong
Chow Tai Fook Jewellery Group Ltd.	3,667,800	$4,125,106	$144,182	5.6%
Henderson Land Development Co. Ltd.	347,600	1,832,991	(152,042)	(5.9)
Kerry Properties Ltd.	1,301,000	6,217,391	2,020,425	78.6
Li & Fung Ltd.	2,560,000	937,684	(42,570)	(1.7)
Melco International Development Ltd.	4,322,000	13,258,178	1,531,949	59.6
New World Development Co. Ltd.	631,000	882,712	(18,065)	(0.7)
Sino Land Co. Ltd.	1,652,000	2,684,454	(47,040)	(1.8)
SJM Holdings Ltd.	989,000	1,226,589	(88,331)	(3.4)
Sun Hung Kai Properties Ltd.	26,000	391,714	(1,370)	(0.1)
Swire Properties Ltd.	253,600	935,268	150,841	5.9
WH Group Ltd.	3,257,500	2,635,926	25,192	1.0
Wharf Holdings Ltd. (The)	71,000	227,365	(1,809)	(0.1)
Wheelock & Co. Ltd.	352,000	2,446,235	331,965	12.9
Yue Yuen Industrial Holdings Ltd.	871,000	2,455,059	(272,133)	(10.6)

Macau
MGM China Holdings Ltd.	98,400	227,524	2,806	0.1
Wynn Macau Ltd.	1,187,200	3,804,554	(622,593)	(24.2)

Short Positions

Common Stock
China
Guotai Junan International Holdings Ltd.	(3,025,000)	(651,991)	366,515	14.3
Minth Group Ltd.	(1,144,000)	(4,838,790)	542,119	21.1

Hong Kong
AIA Group Ltd.	(1,019,400)	(8,880,413)	107,691	4.2
ASM Pacific Technology Ltd.	(655,700)	(8,264,134)	975,322	38.0
CK Hutchison Holdings Ltd.	(43,500)	(460,492)	44,983	1.8
Haitong International Securities Group Ltd.	(1,464,219)	(665,129)	45,277	1.8
Hong Kong & China Gas Co. Ltd.	(3,427,177)	(6,551,165)	(1,529,317)	(59.5)
Hysan Development Co. Ltd.	(133,000)	(742,338)	(77,925)	(3.0)
MTR Corp. Ltd.	(2,003,204)	(11,064,992)	(473,706)	(18.4)
Techtronic Industries Co. Ltd.	(223,500)	(1,241,295)	8,313	0.3
Value Partners Group Ltd.	(933,000)	(733,609)	123,670	4.8

United States
Samsonite International SA	(265,200)	(934,860)	86,582	3.4

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Schedule of Investments	June 30, 2018 (Unaudited)

AQR LONG-SHORT EQUITY FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
DTBK	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the BBR plus or minus a specified spread (-0.03% to 0.03%), which is denominated in AUD based on the local currencies of the positions within the swap.	61 months maturity 09/21/2021	$179,158,054	$(1,778,641)	$(254,415)	$(2,033,056)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock
Australia
Adelaide Brighton Ltd.	235,071	$1,207,406	$227,052	(11.2)%
AGL Energy Ltd.	195,591	3,254,394	(129,089)	6.3
Alumina Ltd.	952,858	1,971,830	188,585	(9.3)
Aurizon Holdings Ltd.	1,933,821	6,184,245	(526,077)	25.9
BlueScope Steel Ltd.	283,276	3,615,330	105,080	(5.2)
Caltex Australia Ltd.	122,109	2,938,645	27,031	(1.3)
CIMIC Group Ltd.	226,374	7,076,513	1,637,595	(80.5)
Coca-Cola Amatil Ltd.	172,899	1,175,999	30,416	(1.5)
Fortescue Metals Group Ltd.	1,323,832	4,298,448	(667,038)	32.8
Harvey Norman Holdings Ltd.	335,083	823,207	(231,370)	11.4
Iluka Resources Ltd.	141,077	1,165,269	(46,652)	2.3
Newcrest Mining Ltd.	1,165,999	18,932,492	81,796	(4.0)
Oil Search Ltd.	27,065	177,816	371	(0.0)
Orica Ltd.	205,464	2,697,421	(347,067)	17.1
Origin Energy Ltd.	1,018,810	7,556,667	1,408,508	(69.3)
Qantas Airways Ltd.	404,601	1,842,391	216,187	(10.6)
Santos Ltd.	44,646	206,785	(119)	0.0
South32 Ltd.	4,327,049	11,554,625	933,867	(45.9)
Woodside Petroleum Ltd.	680,705	17,838,889	2,677,490	(131.7)

Short Positions

Common Stock
Australia
AMP Ltd.	(1,680,498)	(4,420,049)	1,915,262	(94.2)
APA Group	(1,347,646)	(9,818,173)	(1,473,069)	72.5
AusNet Services	(907,960)	(1,078,388)	18,501	(0.9)
Challenger Ltd.	(532,320)	(4,658,467)	184,574	(9.1)
Computershare Ltd.	(135,821)	(1,850,217)	(79,274)	3.9
CSL Ltd.	(84,580)	(12,039,383)	(2,080,192)	102.3
Domino’s Pizza Enterprises Ltd.	(43,528)	(1,681,076)	(188,673)	9.3
Healthscope Ltd.	(5,321,301)	(8,682,782)	(1,447,325)	71.2
QBE Insurance Group Ltd.	(146,142)	(1,052,113)	(28,117)	1.4
Ramsay Health Care Ltd.	(65,605)	(2,619,817)	546,881	(26.9)
REA Group Ltd.	(104,626)	(7,021,554)	(2,478,283)	121.9
SEEK Ltd.	(948,723)	(15,288,770)	(3,357,460)	165.1
Sonic Healthcare Ltd.	(42,394)	(769,030)	(15,623)	0.8
TPG Telecom Ltd.	(1,673,945)	(6,398,707)	464,353	(22.8)
Transurban Group	(261,736)	(2,317,754)	(143,806)	7.1
Vocus Group Ltd.	(2,895,483)	(4,943,402)	797,044	(39.2)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Schedule of Investments	June 30, 2018 (Unaudited)

AQR LONG-SHORT EQUITY FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
DTBK	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the JPY/USD 1 Week Forward FX Swap Rate plus or minus a specified spread (-0.65% to 0.04%), which is denominated in JPY based on the local currencies of the positions within the swap.	99 months maturity 08/20/2021	$1,614,269,321	$(28,651,565)	$(2,222,740)	$(30,874,305)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock
Japan
ANA Holdings, Inc.	299,700	$10,996,802	$(615,999)	2.0%
Astellas Pharma, Inc.	2,030,700	30,904,377	2,415,806	(7.8)
Bandai Namco Holdings, Inc.	486,000	20,019,074	5,027,658	(16.3)
Haseko Corp.	1,493,500	20,585,064	2,516,037	(8.1)
Hitachi Ltd.	4,573,000	32,216,710	(344,985)	1.1
Idemitsu Kosan Co. Ltd.	615,500	21,888,171	4,016,564	(13.0)
Inpex Corp.	2,596,100	26,962,790	(1,698,491)	5.5
Japan Airlines Co. Ltd.	951,700	33,719,754	(592,058)	1.9
JFE Holdings, Inc.	764,100	14,432,095	(1,969,259)	6.4
JXTG Holdings, Inc.	8,864,000	61,496,463	11,610,442	(37.6)
Kajima Corp.	2,845,000	21,982,347	(3,026,387)	9.8
Marubeni Corp.	1,930,400	14,696,883	2,026,923	(6.6)
Matsumotokiyoshi Holdings Co. Ltd.	372,700	16,724,472	4,600,077	(14.9)
Mitsubishi Gas Chemical Co., Inc.	494,200	11,167,783	1,389,951	(4.5)
Nexon Co. Ltd.	1,242,400	18,026,437	1,947,048	(6.3)
Nippon Telegraph & Telephone Corp.	630,900	28,660,534	(1,180,178)	3.8
Obayashi Corp.	1,850,700	19,216,600	(2,202,932)	7.1
Oriental Land Co. Ltd.	104,700	10,977,447	1,029,936	(3.3)
Pola Orbis Holdings, Inc.	290,500	12,766,171	4,002,429	(13.0)
Sega Sammy Holdings, Inc.	768,800	13,158,375	2,329,280	(7.5)
Square Enix Holdings Co. Ltd.	561,000	27,507,014	9,429,328	(30.5)
Taisei Corp.	694,400	38,240,228	5,245,335	(17.0)
Tosoh Corp.	1,124,700	17,390,320	(5,206,792)	16.9

Short Positions

Common Stock
Japan
Aeon Co. Ltd.	(1,168,100)	(24,988,277)	(8,403,295)	27.2
Asics Corp.	(858,900)	(14,499,180)	122,092	(0.4)
Calbee, Inc.	(498,200)	(18,741,086)	(1,244,555)	4.0
Dai-ichi Life Holdings, Inc.	(674,600)	(12,006,293)	476,010	(1.5)
FamilyMart UNY Holdings Co. Ltd.	(234,000)	(24,641,235)	(11,643,933)	37.7
Fast Retailing Co. Ltd.	(33,800)	(15,491,747)	(4,066,358)	13.2
Isetan Mitsukoshi Holdings Ltd.	(1,484,300)	(18,517,972)	(2,893,033)	9.4
Kakaku.com, Inc.	(608,600)	(13,704,441)	(4,923,284)	15.9

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Schedule of Investments	June 30, 2018 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Japan (continued)
Kikkoman Corp.	(273,000)	$(13,783,400)	$(4,788,769)	15.5%
Marui Group Co. Ltd.	(1,292,000)	(27,177,323)	(7,899,921)	25.6
Murata Manufacturing Co. Ltd.	(93,500)	(15,696,445)	(2,864,832)	9.3
NGK Spark Plug Co. Ltd.	(620,100)	(17,628,681)	(4,177,186)	13.5
Nidec Corp.	(83,600)	(12,505,697)	(1,510,319)	4.9
Nippon Paint Holdings Co. Ltd.	(506,700)	(21,790,703)	(4,457,266)	14.4
Odakyu Electric Railway Co. Ltd.	(512,700)	(10,995,335)	(490,558)	1.6
Ricoh Co. Ltd.	(3,611,900)	(33,076,816)	67,399	(0.2)
Shimano, Inc.	(161,400)	(23,684,587)	(265,458)	0.9
SoftBank Group Corp.	(438,600)	(31,319,615)	3,061,906	(9.9)
Sony Financial Holdings, Inc.	(946,100)	(18,026,139)	(2,548,384)	8.3
Sysmex Corp.	(137,300)	(12,792,883)	(4,225,542)	13.7
T&D Holdings, Inc.	(1,950,500)	(29,253,733)	1,634,562	(5.3)
TDK Corp.	(301,400)	(30,689,406)	(3,781,915)	12.2
Tokio Marine Holdings, Inc.	(381,600)	(17,852,487)	(91,503)	0.3
Toray Industries, Inc.	(1,510,000)	(11,918,223)	1,866,300	(6.0)
Toyota Motor Corp.	(281,700)	(18,217,254)	370,621	(1.2)
Yamato Holdings Co. Ltd.	(836,100)	(24,608,642)	(6,544,649)	21.2
Yaskawa Electric Corp.	(575,200)	(20,255,729)	4,469,658	(14.5)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR and Federal Funds Floating Rate plus or minus a specified spread (-0.20% to 0.03%), which is denominated in USD based on the local currencies of the positions within the swap.	59-61 months maturity ranging from 04/19/2023 - 06/30/2023	$5,559,693,672	$(169,703,296)	$(27,009,675)	$(196,712,971)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock
United States
Adobe Systems, Inc.	186,269	$45,414,245	$1,906,284	(1.0)%
Aflac, Inc.	1,106,454	47,599,651	(2,411,319)	1.2
Allstate Corp. (The)	687,410	62,739,911	(4,365,901)	2.2
Amazon.com, Inc.	22,222	37,772,956	1,866,512	(0.9)
Ameriprise Financial, Inc.	249,601	34,914,188	(1,045,828)	0.5
Applied Materials, Inc.	759,828	35,096,455	(8,080,577)	4.1
Brunswick Corp.	512,044	33,016,597	1,449,085	(0.7)
Consolidated Edison, Inc.	544,669	42,473,289	(122,384)	0.1
Constellation Brands, Inc.	167,926	36,753,964	(2,104,113)	1.1
DR Horton, Inc.	745,660	30,572,060	(3,133,375)	1.6

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Schedule of Investments	June 30, 2018 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
United States (continued)
Electronic Arts, Inc.	304,692	$42,967,666	$4,944,459	(2.5	) %
Exelon Corp.	2,008,919	85,579,949	7,091,484	(3.6)
Facebook, Inc.	274,086	53,260,392	3,849,648	(2.0)
FedEx Corp.	159,633	36,246,269	(4,125,993)	2.1
IAC/InterActiveCorp	204,369	31,164,229	(2,066,171)	1.1
International Business Machines Corp.	406,732	56,820,460	(8,063,473)	4.1
Lear Corp.	291,659	54,193,159	(3,461,992)	1.8
Lululemon Athletica, Inc.	241,694	30,175,496	6,775,246	(3.4)
LyondellBasell Industries NV	680,725	74,777,641	2,186,660	(1.1)
Michael Kors Holdings Ltd.	449,066	29,907,796	(107,776)	0.1
Micron Technology, Inc.	806,617	42,298,995	(2,570,834)	1.3
Microsoft Corp.	338,733	33,402,461	860,382	(0.4)
NVR, Inc.	11,887	35,308,550	(967,626)	0.5
Oracle Corp.	720,666	31,752,544	(1,873,732)	1.0
Skyworks Solutions, Inc.	501,516	48,471,521	(1,279,952)	0.7
Texas Instruments, Inc.	300,895	33,173,674	990,388	(0.5)

Short Positions

Common Stock
Advanced Micro Devices, Inc.	(3,054,530)	(45,787,405)	(13,653,749)	6.9
Albemarle Corp.	(654,477)	(61,736,815)	1,505,297	(0.8)
American Airlines Group, Inc.	(1,378,245)	(52,318,180)	8,783,645	(4.5)
Atlassian Corp. plc	(492,580)	(30,796,102)	(229,350)	0.1
Bank of the Ozarks, Inc.	(706,981)	(31,842,424)	789,620	(0.4)
CarMax, Inc.	(569,652)	(41,510,541)	(5,635,009)	2.9
CenturyLink, Inc.	(2,835,477)	(52,853,291)	(2,239,979)	1.1
Dunkin’ Brands Group, Inc.	(494,080)	(34,126,106)	(4,201,360)	2.1
First Data Corp.	(2,654,165)	(55,551,673)	(14,911,034)	7.6
FirstEnergy Corp.	(2,017,687)	(72,455,140)	(1,715,034)	0.9
Gartner, Inc.	(354,965)	(47,174,848)	(5,331,773)	2.7
Global Payments, Inc.	(317,558)	(35,404,541)	163,506	(0.1)
IHS Markit Ltd.	(814,685)	(42,029,599)	(1,994,424)	1.0
Kraft Heinz Co. (The)	(1,049,313)	(65,917,843)	(4,068,585)	2.1
Macquarie Infrastructure Corp.	(935,648)	(39,484,346)	(2,554,319)	1.3
Post Holdings, Inc.	(548,487)	(47,180,852)	(3,137,346)	1.6
PPL Corp.	(2,073,770)	(59,206,133)	(821,966)	0.4
Sempra Energy	(264,591)	(30,721,661)	(1,049,879)	0.5
Square, Inc.	(509,472)	(31,403,854)	(5,661,440)	2.9
Ultimate Software Group, Inc. (The)	(122,233)	(31,451,773)	(1,014,534)	0.5
Uniti Group, Inc.	(2,231,103)	(44,688,993)	(7,518,817)	3.8
VEREIT, Inc.	(8,512,359)	(63,331,951)	(4,679,552)	2.4
Workday, Inc.	(254,210)	(30,789,915)	2,910,705	(1.5)
Zayo Group Holdings, Inc.	(927,077)	(33,819,769)	(55,625)	0.0

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Schedule of Investments	June 30, 2018 (Unaudited)

AQR LONG-SHORT EQUITY FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the EURIBOR or EONIA plus or minus a specified spread (-0.08% to 0.03%), which is denominated in EUR based on the local currencies of the positions within the swap.	1-61 months maturity 06/30/2023	$606,544,715	$(17,172,303)	$(525,761)	$(17,698,064)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock
France
Air France-KLM	430,292	$3,516,425	$(858,955)	4.9%
Alstom SA	53,131	2,437,568	(77,470)	0.4
Amundi SA	22,759	1,573,211	(164,651)	0.9
Arkema SA	19,424	2,292,038	(113,730)	0.6
Atos SE	126,148	17,153,211	722,141	(4.1)
BioMerieux	11,907	1,069,824	134,895	(0.8)
Capgemini SE	74,172	9,939,781	880,146	(5.0)
Cie de Saint-Gobain	211,487	9,420,677	(1,225,460)	6.9
Cie Generale des Etablissements Michelin SCA	374,755	45,337,144	(6,902,239)	39.0
CNP Assurances	126,984	2,885,016	(187,826)	1.1
Dassault Aviation SA	476	905,098	(15,086)	0.1
Engie SA	2,834,056	43,351,150	(2,817,278)	15.9
Eutelsat Communications SA	134,456	2,782,599	13,304	(0.1)
Faurecia SA	118,976	8,457,576	(1,167,078)	6.6
Hermes International	6,690	4,086,616	(329,054)	1.9
Lagardere SCA	28,206	743,180	(27,198)	0.2
Pernod Ricard SA	4,563	744,704	(22,549)	0.1
Peugeot SA	1,601,947	36,500,807	(2,291,897)	12.9
Renault SA	478,099	40,505,243	(11,412,286)	64.5
Teleperformance	36,865	6,506,512	808,221	(4.6)
Thales SA	113,017	14,540,077	956,023	(5.4)
TOTAL SA	643,596	39,082,860	1,825,454	(10.3)

Short Positions

Common Stock
France
Accor SA	(398,207)	(19,502,560)	1,073,595	(6.1)
Airbus SE	(177,422)	(20,704,228)	(1,345,988)	7.6
BNP Paribas SA	(63,957)	(3,956,184)	46,839	(0.3)
Bollore SA	(1,078,021)	(5,006,266)	566,566	(3.2)
Bureau Veritas SA	(50,614)	(1,349,230)	(103,129)	0.6
Carrefour SA	(1,258,970)	(20,308,354)	3,263,379	(18.4)
Casino Guichard Perrachon SA	(20,509)	(793,714)	15,382	(0.1)
Credit Agricole SA	(776,344)	(10,304,051)	506,993	(2.9)
Danone SA	(136,459)	(9,963,212)	168,390	(1.0)
Edenred	(444,274)	(14,033,151)	75,658	(0.4)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Schedule of Investments	June 30, 2018 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
France (continued)
Electricite de France SA	(2,461,637)	$(33,778,236)	$(965,138)	5.5%
Iliad SA	(142,906)	(22,548,441)	5,265,189	(29.8)
Ingenico Group SA	(318,390)	(28,548,219)	(3,121,606)	17.6
Ipsen SA	(9,222)	(1,442,405)	(40,104)	0.2
JCDecaux SA	(167,952)	(5,608,193)	(33,231)	0.2
L’Oreal SA	(52,955)	(13,054,824)	(1,087,200)	6.1
Orange SA	(65,856)	(1,099,278)	33,514	(0.2)
Orpea	(36,321)	(4,837,889)	(425,505)	2.4
Publicis Groupe SA	(17,445)	(1,197,119)	(56,849)	0.3
Remy Cointreau SA	(21,934)	(2,839,665)	117,374	(0.7)
SCOR SE	(107,996)	(3,993,807)	419,273	(2.4)
Societe Generale SA	(234,122)	(9,840,129)	520,771	(2.9)
Suez	(1,178,895)	(15,250,199)	1,072,594	(6.1)
Technicolor SA (Registered)	(1,444,472)	(1,774,756)	615,364	(3.5)
Valeo SA	(118,794)	(6,477,078)	1,131,710	(6.4)
Vivendi SA	(1,281,069)	(31,338,675)	(146,072)	0.8

Luxembourg
Eurofins Scientific SE	(26,641)	(14,775,379)	(1,020,022)	5.8
SES SA	(338,961)	(6,196,112)	(1,502,120)	8.5

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
MSIP	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the EONIA plus or minus a specified spread (-15.00% to 0.35%), which is denominated in EUR based on the local currencies of the positions within the swap.	18-24 months maturity 12/17/2019	$981,356,606	$12,316,623	$(1,900,547)	$10,416,076

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock
Belgium
Ageas	500,365	$25,189,912	$632,629	6.1%
Solvay SA	135,544	17,070,214	(637,715)	(6.1)
UCB SA	248,597	19,487,596	(208,080)	(2.0)

Finland
Fortum OYJ	386,990	9,217,762	1,206,647	11.6
Neste OYJ	368,357	28,819,836	3,948,810	37.9
UPM-Kymmene OYJ	605,128	21,545,644	1,573,639	15.1

Germany
Aurubis AG	163,652	12,492,263	(2,276,441)	(21.9)
Bayerische Motoren Werke AG	73,366	6,631,734	(694,005)	(6.7)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Schedule of Investments	June 30, 2018 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE

Germany (continued)
Continental AG	61,391	$13,971,231	$(1,669,929)	(16.0	) %
Covestro AG	519,362	46,162,768	(5,343,776)	(51.3)
Deutsche Lufthansa AG (Registered)	1,194,488	28,617,104	(9,308,866)	(89.4)
Rheinmetall AG	163,797	18,021,330	(2,310,789)	(22.2)
Salzgitter AG	216,074	9,400,948	(2,004,523)	(19.2)
Schaeffler AG (Preference)	589,129	7,646,396	(1,861,046)	(17.9)
Software AG	240,805	11,191,959	(1,449,877)	(13.9)

Luxembourg
ArcelorMittal	329,289	9,607,260	(404,768)	(3.9)

Netherlands
Akzo Nobel NV	82,029	6,996,440	(300,111)	(2.9)
ASM International NV	231,594	12,761,461	(2,587,780)	(24.8)
ASR Nederland NV	273,879	11,152,598	164,668	1.6
Koninklijke Ahold Delhaize NV	1,464,812	34,976,190	2,285,682	21.9
Koninklijke DSM NV	105,377	10,541,814	604,252	5.8
NN Group NV	409,690	16,615,560	(1,067,070)	(10.2)
Signify NV	495,517	12,819,795	(5,661,765)	(54.4)

Spain
Acerinox SA	619,517	8,185,902	(321,800)	(3.1)
Amadeus IT Group SA	255,231	20,069,441	2,502,725	24.0
Endesa SA	1,363,937	29,995,162	3,041,912	29.2
Mapfre SA	3,359,467	10,097,687	(756,242)	(7.3)

Short Positions

Common Stock
Belgium
Anheuser-Busch InBev SA/NV	(472,724)	(47,681,301)	348,138	3.3
Galapagos NV	(127,326)	(11,726,401)	2,116,156	20.3

Finland
Amer Sports OYJ	(234,740)	(7,381,198)	(1,407,696)	(13.5)
Orion OYJ	(241,269)	(6,488,935)	763,518	7.3

Germany
Commerzbank AG	(1,421,086)	(13,556,234)	1,808,626	17.4
Deutsche Bank AG (Registered)	(4,561,846)	(48,804,790)	26,986,347	259.1
Deutsche Telekom AG (Registered)	(1,128,709)	(17,443,532)	21,440	0.2
GEA Group AG	(202,337)	(6,814,348)	2,722,931	26.1
Wirecard AG	(66,910)	(10,706,967)	(3,084,333)	(29.6)
Zalando SE	(172,960)	(9,639,408)	(374,425)	(3.6)

Netherlands
ALTICE EUROPE NV	(1,994,821)	(8,096,985)	11,184,406	107.4
Boskalis Westminster	(533,494)	(15,503,045)	1,910,342	18.3
Koninklijke KPN NV	(4,159,113)	(11,309,373)	769,236	7.4
OCI NV	(401,811)	(10,790,037)	(2,006,017)	(19.3)
SBM Offshore NV	(774,207)	(12,004,325)	647,202	6.2

Spain
Bankia SA	(6,136,043)	(22,881,736)	4,570,382	43.9
Cellnex Telecom SA	(754,512)	(18,969,540)	(1,065,443)	(10.2)
Ferrovial SA	(501,675)	(10,265,579)	(99,607)	(1.0)
Grifols SA	(723,650)	(21,689,848)	(1,587,177)	(15.2)
Industria de Diseno Textil SA	(1,287,302)	(43,837,936)	(4,590,563)	(44.1)
Telefonica SA	(1,965,404)	(16,681,243)	915,145	8.8

United Kingdom
Unilever NV	(343,206)	(19,122,403)	(1,684,149)	(16.2)

United States
QIAGEN NV	(502,618)	(18,219,488)	(2,468,883)	(23.7)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Schedule of Investments	June 30, 2018 (Unaudited)

AQR LONG-SHORT EQUITY FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
MSIP	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Copenhagen Interbank Offered Rate (“CIBOR”) plus or minus a specified spread (-0.35% to 0.35%), which is denominated in DKK based on the local currencies of the positions within the swap.	20-24 months maturity 02/12/2020	$140,438,024	$22,266,389	$377,903	$22,644,292

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock
Denmark
Carlsberg A/S	64,590	$7,599,563	$375,571	1.7%
Coloplast A/S	7,582	757,005	2,885	0.0
Danske Bank A/S	23,289	725,543	(88,904)	(0.4)
DSV A/S	70,028	5,637,374	283,761	1.3
GN Store Nord A/S	570,823	25,936,031	7,701,441	34.0
H Lundbeck A/S	198,998	13,947,072	4,676,505	20.7
Jyske Bank A/S (Registered)	33,841	1,849,746	(142,951)	(0.6)
Novo Nordisk A/S	376,567	17,393,842	(597,485)	(2.6)
Orsted A/S	90,506	5,468,476	409,197	1.8

Short Positions

Common Stock
Denmark
AP Moller - Maersk A/S	(12,996)	(16,077,349)	4,040,228	17.8
Chr Hansen Holding A/S	(32,646)	(3,005,420)	(446,963)	(2.0)
Genmab A/S	(204,134)	(31,409,724)	2,767,552	12.2
Pandora A/S	(152,529)	(10,630,879)	3,285,552	14.5

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Schedule of Investments	June 30, 2018 (Unaudited)

AQR LONG-SHORT EQUITY FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
MSIP	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Swiss Average Rate Overnight (“SARON”) plus or minus a specified spread (-9.00% to 0.35%), which is denominated in CHF based on the local currencies of the positions within the swap.	11-15 months maturity 05/10/2019	$267,870,924	$(850,980)	$52,078	$(798,902)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP AT VALUE (%)
Long Positions

Common Stock
Switzerland
Adecco Group AG (Registered)	461,407	$27,229,520	$(6,817,849)	853.4%
Barry Callebaut AG (Registered)	1,252	2,243,481	(128,686)	16.1
dormakaba Holding AG	5,326	3,720,625	(828,797)	103.7
Flughafen Zurich AG (Registered)	4,403	895,857	(131,880)	16.5
Georg Fischer AG (Registered)	14,615	18,663,130	(800,915)	100.3
Givaudan SA (Registered)	504	1,141,468	40,690	(5.1)
Helvetia Holding AG (Registered)	2,877	1,641,293	(29,289)	3.7
OC Oerlikon Corp. AG (Registered)	85,191	1,297,862	(71,176)	8.9
Partners Group Holding AG	6,288	4,596,817	115,305	(14.4)
Roche Holding AG	65,141	14,452,064	69,789	(8.7)
Schindler Holding AG	3,573	767,133	12,992	(1.6)
Sika AG (Registered)	162,808	22,495,118	1,469,720	(184.0)
Sonova Holding AG (Registered)	17,209	3,078,407	21,670	(2.7)
Sunrise Communications Group AG	14,868	1,208,103	(22,828)	2.9
Swatch Group AG (The)	3,337	1,579,674	(42,481)	5.3
Swiss Life Holding AG (Registered)	45,395	15,740,788	231,710	(29.0)

Short Positions

Common Stock
Austria
ams AG	(158,342)	(11,742,664)	4,955,121	(620.2)

Switzerland
Aryzta AG	(94,027)	(1,406,451)	902,345	(112.9)
Chocoladefabriken Lindt & Spruengli AG	(2,091)	(13,553,075)	(1,666,592)	208.6
Credit Suisse Group AG (Registered)	(4,051,616)	(60,584,128)	8,681,476	(1086.7)
DKSH Holding AG	(10,664)	(749,718)	145,974	(18.3)
Dufry AG (Registered)	(39,186)	(4,983,790)	464,370	(58.1)
GAM Holding AG	(63,541)	(873,740)	230,737	(28.9)
Lonza Group AG (Registered)	(20,437)	(5,400,406)	81,785	(10.2)
UBS Group AG (Registered)	(161,595)	(2,477,310)	56,827	(7.1)
Vifor Pharma AG	(284,291)	(45,348,302)	(7,790,998)	975.2

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Schedule of Investments	June 30, 2018 (Unaudited)

AQR LONG-SHORT EQUITY FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
MSIP	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Norway Interbank Offered Rate (“NIBOR”) plus or minus a specified spread (-0.35% to 0.35%), which is denominated in NOK based on the local currencies of the positions within the swap.	21-24 months maturity 02/12/2020	$99,902,304	$4,348,409	$1,013,958	$5,362,367

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock
Norway
Equinor ASA	596,160	$15,763,994	$664,652	12.4%
Leroy Seafood Group ASA	1,659,059	11,175,883	2,073,982	38.7
Marine Harvest ASA	821,019	16,324,229	1,959,070	36.5
Norsk Hydro ASA	2,753,156	16,434,274	(1,048,672)	(19.6)
Orkla ASA	173,484	1,517,792	(69,338)	(1.3)
Salmar ASA	280,962	11,784,607	1,717,771	32.0

Short Positions

Common Stock
Norway
Gjensidige Forsikring ASA	(176,161)	(2,884,019)	178,409	3.3
Schibsted ASA	(185,306)	(5,619,239)	(244,912)	(4.6)
Yara International ASA	(216,338)	(8,950,380)	125,437	2.3

United Kingdom
Subsea 7 SA	(594,315)	(9,447,887)	(1,007,990)	(18.8)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Schedule of Investments	June 30, 2018 (Unaudited)

AQR LONG-SHORT EQUITY FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
MSIP	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the STIBOR plus or minus a specified spread (-3.13% to 0.35%), which is denominated in SEK based on the local currencies of the positions within the swap.	20-24 months maturity 02/12/2020	$295,704,980	$(23,614,831)	$1,522,120	$(22,092,711)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock
Malta
Kindred Group plc	1,213,987	$15,208,544	$(1,584,747)	7.2%

Sweden
Alfa Laval AB	62,318	1,471,195	37,340	(0.2)
BillerudKorsnas AB	300,189	4,231,484	73,508	(0.3)
Boliden AB	1,266,903	40,887,378	1,905,707	(8.6)
Electrolux AB	845,416	19,185,547	(4,865,309)	22.0
Essity AB	573,330	14,104,825	(97,021)	0.4
Husqvarna AB	340,062	3,217,035	(43,529)	0.2
NCC AB	54,978	911,617	(63,848)	0.3
Sandvik AB	380,487	6,719,774	135,020	(0.6)
Securitas AB	64,724	1,061,348	21,560	(0.1)
SKF AB	77,468	1,434,109	(93,745)	0.4
SSAB AB	2,154,083	10,130,311	(1,608,492)	7.3
Svenska Cellulosa AB SCA	1,264,884	13,693,295	2,536,187	(11.5)
Swedish Match AB	63,090	3,118,016	193,769	(0.9)
Tele2 AB	83,767	981,113	(91,716)	0.4
Trelleborg AB	55,625	1,182,794	(72,857)	0.3
Volvo AB	1,107,120	17,595,594	(1,665,735)	7.5

Short Positions

Common Stock
Colombia
Millicom International Cellular SA	(123,944)	(7,284,453)	540,918	(2.4)

Sweden
Getinge AB	(678,535)	(6,159,762)	1,490,685	(6.7)
Hennes & Mauritz AB	(143,446)	(2,135,201)	184,794	(0.8)
Hexagon AB	(49,998)	(2,778,247)	9,626	(0.0)
Hexpol AB	(331,506)	(3,428,950)	(578,235)	2.6
Nordea Bank AB	(222,053)	(2,130,063)	(17,965)	0.1
Svenska Handelsbanken AB	(2,343,143)	(25,951,362)	2,721,384	(12.3)
Swedbank AB	(73,460)	(1,565,156)	(50,069)	0.2
Swedish Orphan Biovitrum AB	(43,335)	(943,753)	(325,993)	1.5
Telefonaktiebolaget LM Ericsson	(11,447,524)	(88,194,054)	(22,306,068)	101.0

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Schedule of Investments	June 30, 2018 (Unaudited)

AQR LONG-SHORT EQUITY FUND

Collateral pledged to, or (received from), each counterparty at June 30, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
BARC
Cash	$—	$88,315,871	$88,315,871
U.S. Treasury Bills	—	64,435,748	64,435,748

CITI
Investment Companies	15,995,459	—	15,995,459

DTBK
Cash	196,207,057	—	196,207,057

GSIN
Cash	970,000	—	970,000
Investment Companies	711,328,520	—	711,328,520

JPMC
Investment Companies	68,813,958	—	68,813,958

MSIP
Cash	205,316,099	—	205,316,099

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2018

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

INVESTMENTS	SHARES	Value
LONG POSITIONS - 118.9%
COMMON STOCKS - 0.9%

United States - 0.9%
Akamai Technologies, Inc. (1)*(a)	29,309	$2,146,298
Booking Holdings, Inc. (1)*(a)	1,682	3,409,565
Evergy, Inc. (1)	139,444	7,829,781
Expedia Group, Inc. (1)	2,413	290,019
Genworth Financial, Inc., Class A (1)*	328,165	1,476,743
Greenbrier Cos., Inc. (The) (1)(a)	2,944	155,296
Guidewire Software, Inc. (1)*(a)	1,780	158,028
Illumina, Inc. (1)*(a)	796	222,315
Kindred Healthcare, Inc. (1)*(a)	173,260	1,559,340
Oil States International, Inc. (1)*(a)	9,355	300,295
Okta, Inc. (1)*	9,298	468,340
Panera Bread Co., Class A (3)*(b)	38,740	406,135
Proofpoint, Inc. (1)*(a)	8,574	988,668
Q2 Holdings, Inc. (1)*(a)	3,715	211,941
Starwood Property Trust, Inc., REIT (1)(a)	4,033	87,556
Tesla, Inc. (1)*(a)	433	148,497
Western Digital Corp. (1)(a)	4,938	382,250
WGL Holdings, Inc. (1)(a)	21,742	1,929,603
Zendesk, Inc. (1)*(a)	14,072	766,783

TOTAL COMMON STOCKS (Cost $21,272,465)		22,937,453

CONVERTIBLE PREFERRED STOCKS - 8.4%

China - 5.0%
Mandatory Exchangeable Trust $100 par, 5.75%, 6/1/2019 (a)(c)	610,168	127,300,021

United States - 3.4%
2017 Mandatory Exchangeable Trust $100 par, 5.19%, 12/1/2020 (a)(c)	25,225	3,270,504
Assurant, Inc. Series D, $100 par, 6.50%, 3/15/2021 (a)	23,600	2,645,560
Black Hills Corp. $50 par, 7.75%, 11/1/2018 (a)	134,716	8,865,485
Bunge Ltd. $100 par, 4.88%, 12/31/2049 (a)(d)	59,900	6,439,741
Fortive Corp. Series A, $1,000 par, 5.00%, 7/1/2021 *	3,475	3,503,599
NCR Corp. Series A, $1,000 par, 5.50%, 12/31/2049 *(a)(d)(e)	3,665	4,425,604
Post Holdings, Inc. $100 par, 2.50%, 12/31/2049 (a)(d)	244,502	39,548,566
QTS Realty Trust, Inc., REIT Series B, $100 par, 6.50%, 12/31/2049 *(a)(d)	7,650	768,901
Rexnord Corp. Series A, $50 par, 5.75%, 11/15/2019 (a)	35,625	2,213,716
Sempra Energy Series A, $100 par, 6.00%, 1/15/2021 (a)	24,575	2,558,995
South Jersey Industries, Inc. $50 par, 7.25%, 4/15/2021 (a)	16,500	898,260
Welltower, Inc., REIT Series I, $50 par, 6.50%, 12/31/2049 (a)(d)	221,875	13,188,139

		88,327,070

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $160,930,398)		215,627,091

INVESTMENTS	PRINCIPAL AMOUNT	VALUE
CORPORATE BONDS - 0.0% (f)

United States - 0.0% (f)
SunEdison, Inc.
2.00%, 10/1/2018 (3)(b)(g)	$5,950,000	$129,476
2.75%, 1/1/2021(3)(b)(g)	4,925,000	107,172

TOTAL CORPORATE BONDS (Cost $15,555,747)		236,648

CONVERTIBLE BONDS - 19.9%

Canada - 0.2%
Element Fleet Management Corp.
5.13%, 6/30/2019 (a)(c)	1,022,000	766,175
4.25%, 6/30/2020 (a)	6,521,000	4,670,081

		5,436,256

France - 0.4%
AXA SA
7.25%, 5/15/2021 (a)(c)	8,825,000	9,223,422

Germany - 0.1%
Deutsche Bank AG
1.00%, 5/1/2023 (a)	3,250,000	3,003,488

Ivory Coast - 0.0% (f)
Endeavour Mining Corp.
3.00%, 2/15/2023 (a)(c)	625,000	634,750

Monaco - 0.0% (f)
Scorpio Tankers, Inc.
2.38%, 7/1/2019 (a)(c)	1,025,000	993,172

Norway - 0.1%
Ship Finance International Ltd.
5.75%, 10/15/2021 (a)	3,600,000	3,703,338

United States - 19.1%
Acorda Therapeutics, Inc. 1.75%, 6/15/2021 (a)	2,425,000	2,343,554
Akamai Technologies, Inc. 0.13%, 5/1/2025 (a)(c)	1,450,000	1,451,965
Allegheny Technologies, Inc. 4.75%, 7/1/2022 (a)	6,750,000	12,794,625
Allscripts Healthcare Solutions, Inc. 1.25%, 7/1/2020	125,000	126,439
Alpha Natural Resources, Inc. 4.88%, 12/15/2020 (3)(b)(g)	200,000	-
Alteryx, Inc. 0.50%, 6/1/2023 (a)(c)	2,175,000	2,356,713
AMAG Pharmaceuticals, Inc. 3.25%, 6/1/2022	2,450,000	2,501,127
Anthem, Inc. 2.75%, 10/15/2042 (a)	13,475,000	44,030,154
Apollo Commercial Real Estate Finance, Inc., REIT 5.50%, 3/15/2019	5,175,000	5,519,138
4.75%, 8/23/2022 (a)	1,350,000	1,336,365
Atlas Air Worldwide Holdings, Inc. 1.88%, 6/1/2024	1,775,000	2,353,162
Atlassian, Inc. 0.63%, 5/1/2023 (a)(c)	7,625,000	7,888,619

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

INVESTMENTS	PRINCIPAL AMOUNT	VALUE

United States - 19.1% (continued)
Avaya Holdings Corp. 2.25%, 6/15/2023 (a)(c)	$600,000	$583,294
Blackstone Mortgage Trust, Inc., REIT
4.38%, 5/5/2022	2,350,000	2,303,884
4.75%, 3/15/2023 (a)	2,300,000	2,229,107
BofA Finance LLC 0.25%, 5/1/2023 (a)	950,000	888,972
Caesars Entertainment Corp. 5.00%, 10/1/2024 (a)	8,625,000	14,751,217
Chesapeake Energy Corp. 5.50%, 9/15/2026 (a)(h)	9,800,000	9,959,593
Citrix Systems, Inc. 0.50%, 4/15/2019 (a)	625,000	907,497
Cleveland-Cliffs, Inc. 1.50%, 1/15/2025 (a)	1,300,000	1,593,410
Clovis Oncology, Inc. 1.25%, 5/1/2025 (a)	1,100,000	1,012,992
Dycom Industries, Inc. 0.75%, 9/15/2021 (a)	1,220,000	1,412,806
Echo Global Logistics, Inc. 2.50%, 5/1/2020 (a)	275,000	284,346
Ensco Jersey Finance Ltd. 3.00%, 1/31/2024 (a)	275,000	255,376
Envestnet, Inc. 1.75%, 6/1/2023 (a)(c)	700,000	718,760
Exact Sciences Corp. 1.00%, 1/15/2025 (a)	8,900,000	9,360,424
EZCORP, Inc. 2.13%, 6/15/2019 (a)(h)	2,500,000	2,530,680
FireEye, Inc. 0.88%, 6/1/2024 (a)(c)	4,250,000	4,004,486
Five9, Inc. 0.13%, 5/1/2023 (a)(c)	525,000	548,316
Gannett Co., Inc. 4.75%, 4/15/2024 (a)(c)	2,250,000	2,436,750
GCI Liberty, Inc. 1.75%, 9/30/2046 (a)(c)	1,775,000	1,826,379
Herbalife Nutrition Ltd. 2.63%, 3/15/2024 (a)(c)	1,425,000	1,508,981
Hope Bancorp, Inc. 2.00%, 5/15/2038 (a)(c)	2,450,000	2,383,605
Huron Consulting Group, Inc. 1.25%, 10/1/2019 (a)	3,000,000	2,815,650
IH Merger Sub LLC, REIT 3.50%, 1/15/2022 (a)	400,000	445,442
Innoviva, Inc. 2.13%, 1/15/2023 (a)	2,175,000	2,110,111
Inphi Corp.
1.13%, 12/1/2020 (a)	536,000	573,252
0.75%, 9/1/2021 (a)	4,500,000	4,204,967
Intel Corp. 3.25%, 8/1/2039 (a)	30,250,000	72,402,557
Intrexon Corp. 3.50%, 7/1/2023	2,025,000	2,025,000
Ironwood Pharmaceuticals, Inc.
2.25%, 6/15/2022 (a)	2,575,000	3,414,795
iStar, Inc., REIT 3.13%, 9/15/2022 (c)	575,000	559,138
LendingTree, Inc. 0.63%, 6/1/2022	1,775,000	2,138,538
Liberty Media Corp. 2.13%, 3/31/2048 (a)(c)	1,450,000	1,426,175

INVESTMENTS	PRINCIPAL AMOUNT	VALUE

United States - 19.1% (continued)
Ligand Pharmaceuticals, Inc. 0.75%, 5/15/2023 (a)(c)	$4,375,000	$4,525,067
Meritor, Inc. 3.25%, 10/15/2037 (a)(c)	825,000	817,370
Microchip Technology, Inc. 2.25%, 2/15/2037 (a)	10,865,000	12,928,470
Micron Technology, Inc. Series F, 2.13%, 2/15/2033 (a)	7,175,000	34,348,159
Molina Healthcare, Inc. 1.13%, 1/15/2020 (a)	10,525,000	25,485,434
MongoDB, Inc. 0.75%, 6/15/2024 (a)(c)	2,700,000	2,634,406
Novellus Systems, Inc. 2.63%, 5/15/2041 (a)	13,650,000	70,815,107
NRG Energy, Inc. 2.75%, 6/1/2048 (a)(c)	3,775,000	3,646,273
Palo Alto Networks, Inc. 0.00%, 7/1/2019 (a)	900,000	1,673,296
Pattern Energy Group, Inc. 4.00%, 7/15/2020 (h)	975,000	972,521
PRA Group, Inc. 3.50%, 6/1/2023 (a)	325,000	345,428
Prospect Capital Corp. 4.95%, 7/15/2022 (a)	3,025,000	2,934,864
Pure Storage, Inc. 0.13%, 4/15/2023 (a)(c)	2,000,000	2,229,738
Redwood Trust, Inc., REIT
4.75%, 8/15/2023	2,750,000	2,666,400
5.63%, 7/15/2024(a)	1,125,000	1,113,059
RH
0.00%, 7/15/2020 (a)(c)	100,000	126,942
0.00%, 6/15/2023 (a)(c)	3,900,000	3,636,126
SEACOR Holdings, Inc. 2.50%, 12/15/2027 (a)	5,575,000	6,091,446
Spirit Realty Capital, Inc., REIT
2.88%, 5/15/2019 (a)	3,575,000	3,555,756
Square, Inc.
0.38%, 3/1/2022 (a)	5,390,000	14,552,089
0.50%, 5/15/2023(a)(c)	6,375,000	6,817,266
SunEdison, Inc. 0.25%, 1/15/2020 (3)(b)(g)	8,325,000	181,158
Synaptics, Inc. 0.50%, 6/15/2022	8,125,000	8,024,884
Teradyne, Inc. 1.25%, 12/15/2023 (a)	2,600,000	3,460,868
Tesla, Inc. 2.38%, 3/15/2022	2,175,000	2,638,917
TTM Technologies, Inc. 1.75%, 12/15/2020 (a)	5,725,000	10,667,782
Twitter, Inc. 0.25%, 6/15/2024 (a)(c)	7,300,000	7,541,075
Unisys Corp. 5.50%, 3/1/2021 (a)	1,250,000	1,875,336
Vector Group Ltd.
2.50%, 1/15/2019 (a)(i)	1,750,000	2,328,998
1.75%, 4/15/2020 (a)(i)	1,075,000	1,131,348
VEREIT, Inc., REIT 3.00%, 8/1/2018 (a)	4,000,000	4,000,068
Weatherford International Ltd. 5.88%, 7/1/2021 (a)	5,350,000	5,265,096
Workday, Inc. 0.25%, 10/1/2022 (a)(c)	950,000	997,291

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

INVESTMENTS	PRINCIPAL AMOUNT	VALUE

United States - 19.1% (continued)
Zillow Group, Inc. 1.50%, 7/1/2023	$2,400,000	$2,400,000

		488,746,399

TOTAL CONVERTIBLE BONDS (Cost $387,721,108)		511,740,825

	SHARES
SHORT-TERM INVESTMENTS - 89.7%
INVESTMENT COMPANIES - 84.7%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 1.80% (j)	21,619,821	21,619,821
Dreyfus Treasury & Agency Cash Management, Institutional Shares, 1.76% (j)	86,479,285	86,479,285
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 1.82% (j)(k)	848,321,005	848,321,005
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 1.75% (j)(k)	201,507,968	201,507,968
Limited Purpose Cash Investment Fund, 1.85% (j)(l)	917,074,447	917,074,447
UBS Select Treasury Preferred Fund, Class I, 1.76% (j)	108,099,169	108,099,169

TOTAL INVESTMENT COMPANIES (Cost $2,182,925,776)		2,183,101,695

	PRINCIPAL AMOUNT
U.S. TREASURY OBLIGATIONS - 5.0%
U.S. Treasury Bills
1.59%, 7/12/2018 (m)	$300,000	299,860
1.61%, 7/19/2018 (m)	1,465,000	1,463,798
1.63%, 7/26/2018 (m)	24,167,000	24,139,167
1.64%, 8/2/2018 (m)	19,720,000	19,689,271
1.66%, 8/9/2018 (m)	7,773,000	7,758,047
1.79%, 8/16/2018 (m)	1,299,000	1,296,037
1.84%, 8/23/2018 (m)	15,615,000	15,573,865
1.85%, 8/30/2018 (m)	3,953,000	3,940,950
1.87%, 9/13/2018 (m)	3,934,000	3,919,003
1.97%, 9/20/2018 (m)	1,355,000	1,349,354
1.91%, 9/27/2018 (m)	10,102,000	10,055,981
1.92%, 10/4/2018 (m)(n)	10,473,000	10,420,643
1.96%, 10/18/2018 (m)(n)	1,844,000	1,833,282
2.01%, 10/25/2018 (m)(n)	1,339,000	1,330,702
2.06%, 11/15/2018 (m)(n)	18,332,000	18,193,318
2.10%, 11/23/2018 (m)(n)	3,871,000	3,839,916
2.05%, 11/29/2018 (m)(n)	4,396,000	4,358,863

TOTAL U.S. TREASURY OBLIGATIONS (Cost $129,458,778)		129,462,057

TOTAL SHORT-TERM INVESTMENTS (Cost $2,312,384,554)		2,312,563,752

TOTAL LONG POSITIONS (Cost $2,897,864,272)		3,063,105,769

INVESTMENTS	SHARES	VALUE
SHORT POSITIONS - (23.1)%
COMMON STOCKS - (22.5)%

China - (4.9)%
Alibaba Group Holding Ltd., ADR (1)*	(684,266)	$(126,951,871)

Ivory Coast - 0.0% (f)
Endeavour Mining Corp. (1)*	(14,643)	(262,753)

Monaco - 0.0% (f)
Scorpio Tankers, Inc. (1)	(2,040)	(5,732)

Norway - (0.1)%
Ship Finance International Ltd. (1)	(106,231)	(1,588,154)

United States - (17.5)%
Acorda Therapeutics, Inc. (1)*	(25,520)	(732,424)
Akamai Technologies, Inc. (1)*	(39,219)	(2,872,007)
Allegheny Technologies, Inc. (1)*	(425,087)	(10,678,185)
Allscripts Healthcare Solutions, Inc. (1)*	(2,549)	(30,588)
Alteryx, Inc., Class A (1)*	(36,306)	(1,385,437)
AMAG Pharmaceuticals, Inc. (1)*	(60,992)	(1,189,344)
Anthem, Inc. (1)	(181,335)	(43,163,170)
Apollo Commercial Real Estate Finance, Inc., REIT (1)	(226,793)	(4,145,776)
Assurant, Inc. (1)	(18,279)	(1,891,694)
Atlas Air Worldwide Holdings, Inc. (1)*	(24,700)	(1,770,990)
Atlassian Corp. plc, Class A (1)*	(57,802)	(3,613,781)
AXA Equitable Holdings, Inc. (1)*	(340,200)	(7,011,522)
Black Hills Corp. (1)	(138,059)	(8,450,591)
Blackstone Mortgage Trust, Inc., Class A, REIT (1)	(29,767)	(935,577)
Bunge Ltd. (1)	(31,066)	(2,165,611)
Caesars Entertainment Corp. (1)*	(1,007,043)	(10,775,360)
Chesapeake Energy Corp. (1)*	(583,334)	(3,056,670)
Citrix Systems, Inc. (1)*	(8,344)	(874,785)
Cleveland-Cliffs, Inc. (1)*	(132,905)	(1,120,389)
Clovis Oncology, Inc. (1)*	(10,218)	(464,613)
Dycom Industries, Inc. (1)*	(8,940)	(844,919)
Echo Global Logistics, Inc. (1)*	(3,235)	(94,624)
Ensco plc, Class A (1)	(11,574)	(84,027)
Envestnet, Inc. (1)*	(6,250)	(343,438)
Evergy, Inc. (1)	(139,481)	(7,831,858)
Exact Sciences Corp. (1)*	(72,815)	(4,353,609)
EZCORP, Inc., Class A (1)*	(34,991)	(421,642)
FireEye, Inc. (1)*	(115,579)	(1,778,761)
Five9, Inc. (1)*	(9,003)	(311,234)
Gannett Co., Inc.(1)	(100,049)	(1,070,524)
Herbalife Nutrition Ltd. (1)*	(15,881)	(853,127)
Hope Bancorp, Inc. (1)	(53,119)	(947,112)
Huron Consulting Group, Inc. (1)*	(2,065)	(84,459)
Innoviva, Inc. (1)*	(67,659)	(933,694)
Inphi Corp. (1)*	(46,980)	(1,532,018)
Intel Corp. (1)	(1,443,403)	(71,751,562)
Invitation Homes, Inc., REIT (1)	(11,643)	(268,488)
Ironwood Pharmaceuticals, Inc. (1)*	(126,053)	(2,410,133)
iStar, Inc., REIT (1)*	(16,731)	(180,528)
Lam Research Corp. (1)	(411,358)	(71,103,229)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

INVESTMENTS	SHARES	VALUE

United States - (17.5)% (continued)
LendingTree, Inc. (1)*	(6,455)	$(1,380,079)
Ligand Pharmaceuticals, Inc. (1)*	(11,885)	(2,462,216)
Meritor, Inc. (1)*	(12,295)	(252,908)
Microchip Technology, Inc. (1)	(147,462)	(13,411,669)
Micron Technology, Inc. (1)*	(656,375)	(34,420,305)
Molina Healthcare, Inc. (1)*	(255,573)	(25,030,820)
NCR Corp. (1)*	(76,354)	(2,289,092)
New York Times Co. (The), Class A (1)	(108,715)	(2,815,719)
NRG Energy, Inc. (1)	(45,865)	(1,408,056)
Palo Alto Networks, Inc. (1)*	(8,020)	(1,647,869)
Pattern Energy Group, Inc., Class A (1)	(3,580)	(67,125)
Post Holdings, Inc. (1)*	(407,759)	(35,075,429)
PRA Group, Inc. (1)*	(5,166)	(199,149)
Prospect Capital Corp. (1)	(31,835)	(213,613)
Pure Storage, Inc., Class A (1)*	(54,854)	(1,309,914)
Redwood Trust, Inc., REIT (1)	(60,704)	(999,795)
Rexnord Corp. (1)*	(64,071)	(1,861,903)
RH (1)*	(660)	(92,202)
SEACOR Holdings, Inc. (1)*	(84,910)	(4,862,796)
Sempra Energy (1)	(14,698)	(1,706,585)
Sirius XM Holdings, Inc. (1)	(95,822)	(648,715)
South Jersey Industries, Inc. (1)	(18,737)	(627,127)
Spirit MTA REIT (1)*	(969)	(9,981)
Spirit Realty Capital, Inc., REIT (1)	(6,211)	(49,874)
Square, Inc., Class A (1)*	(279,522)	(17,229,736)
Synaptics, Inc. (1)*	(54,656)	(2,753,023)
Teradyne, Inc. (1)	(64,232)	(2,445,312)
Tesla, Inc. (1)*	(5,613)	(1,924,978)
TTM Technologies, Inc. (1)*	(555,421)	(9,792,072)
Unisys Corp. (1)*	(109,565)	(1,413,389)
Vector Group Ltd. (1)	(125,757)	(2,399,444)
Voya Financial, Inc. (1)	(29,088)	(1,367,136)
Weatherford International plc (1)*	(257,118)	(845,918)
Welltower, Inc., REIT (1)	(81,084)	(5,083,156)
Workday, Inc., Class A (1)*	(4,004)	(484,965)

		(452,109,570)

TOTAL COMMON STOCKS (Proceeds $(439,682,846))		(580,918,080)

	PRINCIPAL AMOUNT
CONVERTIBLE BONDS - (0.6)%

United States - (0.6)%
Booking Holdings, Inc. 0.90%, 9/15/2021	$(5,200,000)	(6,212,466)
Greenbrier Cos., Inc. (The) 2.88%, 2/1/2024	(325,000)	(373,992)

INVESTMENTS	PRINCIPAL AMOUNT

United States - (0.6)% (continued)
Guidewire Software, Inc. 1.25%, 3/15/2025	$(300,000)	$(304,564)
Illumina, Inc. 0.00%, 6/15/2019	(300,000)	(353,239)
Liberty Expedia Holdings, Inc. 1.00%, 6/30/2047 (c)	(1,300,000)	(1,283,798)
Oil States International, Inc. 1.50%, 2/15/2023 (c)	(700,000)	(728,228)
Okta, Inc. 0.25%, 2/15/2023 (c)	(575,000)	(709,748)
Proofpoint, Inc. 0.75%, 6/15/2020	(700,000)	(1,026,696)
Q2 Holdings, Inc. 0.75%, 2/15/2023 (c)	(275,000)	(311,811)
Starwood Property Trust, Inc., REIT
4.38%, 4/1/2023	(550,000)	(550,495)
Western Digital Corp. 1.50%, 2/1/2024 (c)	(1,400,000)	(1,415,429)
Zendesk, Inc. 0.25%, 3/15/2023 (c)	(1,250,000)	(1,350,223)

TOTAL CONVERTIBLE BONDS (Proceeds $(13,931,144))		(14,620,689)

TOTAL SHORT POSITIONS (Proceeds $(453,613,990))		(595,538,769)

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 95.8% (Cost $2,444,250,282)		2,467,567,000

OTHER ASSETS IN EXCESS OF LIABILITIES - 4.2%(o)		109,436,540

NET ASSETS - 100.0%		$2,577,003,540

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$6,272,959	0.2%
Consumer Staples	10,464,023	0.4
Energy	15,396,789	0.6
Financials	158,770,000	6.2
Health Care	17,592,905	0.7
Industrials	8,272,150	0.3
Information Technology	(88,262,028)	(3.4)
Materials	2,961,457	0.1
Real Estate	16,925,419	0.7
Utilities	6,609,574	0.3
Short-Term Investments	2,312,563,752	89.7

Total Investments In Securities At Value	2,467,567,000	95.8
Other Assets in Excess of Liabilities(o)	109,436,540	4.2

Net Assets	$2,577,003,540	100.0%

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $656,325,370. In addition, $97,623,281 of cash collateral was pledged.
(b)

Security fair valued as of June 30, 2018 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at June 30, 2018 amounted to $823,941, which represents approximately 0.03% of net assets of the fund.

(c)

Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at June 30, 2018 amounted to $197,053,542, which represents approximately 7.65% of net assets of the fund.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

(d)	Perpetual security. The rate reflected was the rate in effect on June 30, 2018. The maturity date reflects the next call date.
(e)	Payment in-kind security.
(f)	Represents less than 0.05% of net assets.
(g)	Defaulted security.
(h)

Step bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a rating change made by a rating agency. The interest rate shown was the current rate as of June 30, 2018.

(i)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and repayments on the underlying pool of assets. See Note to Financial Statements for further information. The interest rate shown was the current rate as of June 30, 2018.

(j)	Represents 7-day effective yield as of June 30, 2018.
(k)	All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(l)

As defined in Section 2a-3 of the Investment Company Act of 1940, an affiliated person is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. For the period ended June 30, 2018, transactions in and earnings from issuers considered to be an affiliated person were as follows:

AFFILIATE	SHARES HELD AT 12/31/17	SHARES PURCHASED	SHARES SOLD	SHARES HELD AT 06/30/18	VALUE AT 06/30/18	DIVIDEND INCOME	NET REALIZED GAIN (LOSS)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Other Controlled Affiliates:

SHORT-TERM INVESTMENTS - 35.6%
INVESTMENT COMPANIES - 35.6%
Limited Purpose Cash Investment Fund, 1.85% (a) (Cost $916,898,529)	1,059,378,830	1,436,959,048	(1,579,263,431)	917,074,447	$917,074,447	$7,834,736	$(80,371)	$175,918

(a)	Represents 7-day effective yield as of June 30, 2018.

(m)	The rate shown was the effective yield at the date of purchase.
(n)	All or a portion of the security pledged as collateral for futures contracts.
(o)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 5).
(3)	Level 3 security (See Note 5).

Abbreviations

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

Credit default swap contracts outstanding — buy protection as of June 30, 2018:

Exchange Cleared

REFERENCE ENTITY	FINANCING RATE PAID	PAYMENT FREQUENCY	MATURITY DATE	CREDIT SPREAD	NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS)	UNREALIZED APPRECIATION (DEPRECIATION)	VALUE
iTraxx Europe Series 29.V1	1.00%	Quarterly	6/20/2023	0.73%	EUR 133,212,000	$(2,787,461)	$715,806	$(2,071,655)
Markit CDX North America Investment Grade Index Series 30.V1	1.00	Quarterly	6/20/2023	0.67	USD 239,500,000	(4,267,640)	597,194	(3,670,446)

						$(7,055,101)	$1,313,000	$(5,742,101)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

Credit default swap contracts outstanding — sell protection as of June 30, 2018:

Exchange Cleared

REFERENCE ENTITY	FINANCING RATE RECEIVED	PAYMENT FREQUENCY	MATURITY DATE	CREDIT SPREAD	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS)	UNREALIZED APPRECIATION (DEPRECIATION)	VALUE
iTraxx Europe Crossover Series 29.V1	5.00%	Quarterly	6/20/2023	3.19%	EUR	76,279,000	$8,816,433	$(1,558,942)	$7,257,491
Markit CDX North America High Yield Index Series 30.V1	5.00%	Quarterly	6/20/2023	3.59%	USD	177,829,000	10,879,272	(259,021)	10,620,251

							$19,695,705	$(1,817,963)	$17,877,742

Total return swap contracts outstanding as of June 30, 2018:

Over the Counter

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Coffee ‘C’ September Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	08/10/2018	USD	(1,424,363)	$48,252
Coffee ‘C’ September Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	08/10/2018	USD	(1,769,663)	62,231
Coffee ‘C’ September Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	08/10/2018	USD	(2,158,125)	77,167
Coffee ‘C’ September Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	08/10/2018	USD	(1,855,988)	65,639
Corn September Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	08/24/2018	USD	(7,100,125)	461,314
Corn September Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	08/24/2018	USD	(10,695,125)	552,071
Corn September Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	08/24/2018	USD	(8,843,700)	528,046
Corn September Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MLIN	08/24/2018	USD	(1,240,275)	48,350

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Corn September Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	08/24/2018	USD	(3,343,350)	$ 55,169
Cotton No. 2 December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	11/09/2018	USD	(209,800)	1,312
Cotton No. 2 December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	11/09/2018	USD	(167,840)	949
Hang Seng Index July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	JPMC	07/30/2018	HKD	114,904,000	53,847
Hang Seng Index July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	07/30/2018	HKD	15,799,300	5,764
Lean Hogs July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	07/16/2018	USD	1,756,950	73,874
Lean Hogs July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	07/16/2018	USD	530,400	24,288
Lean Hogs August Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	08/14/2018	USD	(1,559,580)	4,080
Lean Hogs August Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	08/14/2018	USD	183,480	3,288
Lean Hogs August Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	08/14/2018	USD	366,960	2,591
Lean Hogs August Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	08/14/2018	USD	(397,540)	1,579
Live Cattle August Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	08/03/2018	USD	811,110	21,600
MSCI China Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the HIBOR plus or minus a specified spread (0.05%)	Monthly	MSCS	09/19/2018	HKD	(6,989,197)	80,908

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
MSCI Singapore Index July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MSCS	07/30/2018	SGD	292,800	$ 545
MSCI Taiwan Index July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	07/30/2018	USD	4,186,080	30,626
Soybean November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	10/26/2018	USD	(6,776,000)	552,691
Soybean November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	10/26/2018	USD	(14,432,000)	1,358,432
Soybean Meal December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	11/23/2018	USD	(626,810)	14,440
Soybean Meal December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	11/23/2018	USD	(692,790)	12,224
Soybean Meal December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MLIN	11/23/2018	USD	(428,870)	7,030
Soybean Meal December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	11/23/2018	USD	(4,519,630)	239,957
Soybean Oil December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	11/23/2018	USD	(2,052,060)	116,189
Soybean Oil December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MLIN	11/23/2018	USD	(1,356,144)	80,712
Swiss Market Index September Futures	Increases in total return of reference entity	Decreases in total return of reference entity	Monthly	MSCS	09/21/2018	CHF	(178,531,500)	721,120
WIG20 Index September Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	09/21/2018	PLN	(16,463,600)	222,185

								5,528,470

BIST 30 Index August Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	08/31/2018	TRY	(13,317,133)	(45,130)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Cocoa September Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	08/03/2018	USD	(527,520)	$ (630)
Cocoa September Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	08/03/2018	USD	(577,760)	(11,920)
Cocoa September Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	08/03/2018	USD	(1,105,280)	(7,628)
Cocoa September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	08/03/2018	USD	527,520	(9,779)
Cocoa September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	08/03/2018	USD	577,760	(12,540)
Cocoa September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	08/03/2018	USD	1,105,280	(20,317)
Coffee ‘C’ September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	08/10/2018	USD	949,575	(13,034)
Coffee ‘C’ September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	08/10/2018	USD	906,413	(12,043)
Cotton No. 2 December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	11/09/2018	USD	503,520	(54,600)
Cotton No. 2 December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	11/09/2018	USD	1,090,960	(120,380)
Cotton No. 2 December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	11/09/2018	USD	587,440	(55,516)
HSCEI July Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MLIN	07/30/2018	HKD	(7,064,850)	(3,457)
HSCEI July Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MSCS	07/30/2018	HKD	(26,085,600)	(28,393)
iBovespa Index August Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MSCS	08/15/2018	BRL	34,386,140	(93,267)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
KOSPI 200 Index September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MSCS	09/13/2018	KRW	30,750,000,000	$ (1,614,303)
Lean Hogs July Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	07/16/2018	USD	(1,756,950)	(119,366)
Lean Hogs July Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	07/16/2018	USD	(530,400)	(36,454)
Live Cattle August Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	08/03/2018	USD	(3,030,990)	(76,957)
Live Cattle August Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MLIN	08/03/2018	USD	(1,835,670)	(44,305)
MSCI Emerging Markets Taiwan Net Total Return Index	Decreases in total return of reference entity and pays the LIBOR plus or minus a specified spread (0.50%)	Increases in total return of reference entity	Monthly	JPMC	09/21/2018	USD	2,192,891	(95,339)
MSCI Emerging Markets Thailand Net Total Return Index	Decreases in total return of reference entity and pays the LIBOR plus or minus a specified spread (0.75%)	Increases in total return of reference entity	Monthly	JPMC	09/24/2018	USD	4,189,063	(438,178)
MSCI Israel Daily Net Total Return Index	Decreases in total return of reference entity and pays the LIBOR plus or minus a specified spread (0.60%)	Increases in total return of reference entity	Monthly	JPMC	09/21/2018	USD	579,869	(11,112)
Soybean November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	10/26/2018	USD	2,332,000	(258,971)
Soybean Meal December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	11/23/2018	USD	428,870	(36,440)
Soybean Meal December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	11/23/2018	USD	626,810	(51,933)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Soybean Meal December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	11/23/2018	USD	4,519,630	$ (391,291)
Soybean Meal December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	11/23/2018	USD	692,790	(60,064)
TAIEX Index July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	07/18/2018	TWD	715,359,000	(24,748)
Tel Aviv Index July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	07/25/2018	ILS	6,219,003	(18,788)

								(3,766,883)

								$1,761,587

Futures contracts outstanding as of June 30, 2018:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
Brent Crude Oil	691	7/2018	USD	$54,747,930	$2,165,021
Hang Seng Index	408	7/2018	HKD	74,692,872	117,883
IBEX 35 Index	133	7/2018	EUR	14,913,266	(218,017)
LME Aluminum Base Metal	1	7/2018	USD	53,554	(2,286)
LME Aluminum Base Metal	1	7/2018	USD	53,482	(2,215)
LME Aluminum Base Metal	5	7/2018	USD	269,844	(1,924)
LME Aluminum Base Metal	7	7/2018	USD	375,125	(14,784)
LME Aluminum Base Metal	7	7/2018	USD	375,856	(43,543)
LME Aluminum Base Metal	8	7/2018	USD	430,100	(63,021)
LME Aluminum Base Metal	8	7/2018	USD	432,800	(67,380)
LME Aluminum Base Metal	8	7/2018	USD	429,000	(18,145)
LME Aluminum Base Metal	8	7/2018	USD	431,150	32,726
LME Aluminum Base Metal	9	7/2018	USD	486,743	(51,505)
LME Aluminum Base Metal	9	7/2018	USD	486,585	(42,891)
LME Aluminum Base Metal	9	7/2018	USD	486,113	(33,956)
LME Aluminum Base Metal	9	7/2018	USD	485,888	(19,730)
LME Aluminum Base Metal	9	7/2018	USD	484,538	29,588
LME Aluminum Base Metal	9	7/2018	USD	486,056	(15,526)
LME Aluminum Base Metal	17	7/2018	USD	915,875	67,975
LME Copper Base Metal	1	7/2018	USD	165,804	(8,033)
LME Copper Base Metal	1	7/2018	USD	165,825	(5,778)
LME Copper Base Metal	1	7/2018	USD	165,908	(6,080)
LME Copper Base Metal	1	7/2018	USD	165,750	(7,941)
LME Copper Base Metal	1	7/2018	USD	165,768	(4,854)
LME Copper Base Metal	1	7/2018	USD	165,950	(8,954)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts (continued)
LME Copper Base Metal	1	7/2018	USD	$ 165,846	$ (5,328)
LME Copper Base Metal	1	7/2018	USD	165,788	(8,720)
LME Copper Base Metal	1	7/2018	USD	165,929	(5,337)
LME Copper Base Metal	1	7/2018	USD	165,783	(7,325)
LME Copper Base Metal	1	7/2018	USD	165,625	(4,753)
LME Copper Base Metal	10	7/2018	USD	1,656,708	(44,896)
LME Copper Base Metal	21	7/2018	USD	3,482,850	(192,743)
LME Nickel Base Metal	1	7/2018	USD	88,987	7,069
LME Nickel Base Metal	1	7/2018	USD	89,013	810
LME Nickel Base Metal	1	7/2018	USD	89,026	1,114
LME Nickel Base Metal	1	7/2018	USD	89,005	4,530
LME Nickel Base Metal	1	7/2018	USD	89,052	3,480
LME Nickel Base Metal	1	7/2018	USD	89,090	5,837
LME Nickel Base Metal	1	7/2018	USD	88,992	4,749
LME Nickel Base Metal	1	7/2018	USD	89,009	5,066
LME Nickel Base Metal	1	7/2018	USD	88,938	7,526
LME Nickel Base Metal	1	7/2018	USD	88,954	10,447
LME Nickel Base Metal	1	7/2018	USD	88,976	7,059
LME Nickel Base Metal	1	7/2018	USD	89,045	2,163
LME Nickel Base Metal	1	7/2018	USD	88,981	6,563
LME Nickel Base Metal	2	7/2018	USD	177,898	20,084
LME Zinc Base Metal	1	7/2018	USD	72,663	(9,527)
LME Zinc Base Metal	1	7/2018	USD	72,005	(7,297)
LME Zinc Base Metal	1	7/2018	USD	72,076	(5,640)
LME Zinc Base Metal	1	7/2018	USD	72,588	(7,790)
LME Zinc Base Metal	1	7/2018	USD	72,438	(5,515)
LME Zinc Base Metal	1	7/2018	USD	72,400	(6,040)
LME Zinc Base Metal	1	7/2018	USD	72,475	(8,903)
LME Zinc Base Metal	2	7/2018	USD	144,293	(19,001)
LME Zinc Base Metal	2	7/2018	USD	144,725	(12,051)
LME Zinc Base Metal	2	7/2018	USD	144,650	(11,966)
LME Zinc Base Metal	2	7/2018	USD	144,434	(18,272)
LME Zinc Base Metal	2	7/2018	USD	144,363	(17,930)
LME Zinc Base Metal	2	7/2018	USD	144,222	(15,534)
LME Zinc Base Metal	2	7/2018	USD	145,250	(16,506)
LME Zinc Base Metal	2	7/2018	USD	144,575	(15,431)
LME Zinc Base Metal	2	7/2018	USD	145,025	(16,181)
MSCI Singapore Index	1,024	7/2018	SGD	27,507,083	58,788
MSCI Taiwan Index	123	7/2018	USD	4,767,480	41,390
Natural Gas	269	7/2018	USD	7,865,560	(86,532)
NY Harbor ULSD	71	7/2018	USD	6,589,325	114,426
RBOB Gasoline	90	7/2018	USD	8,131,536	218,650
WTI Crude Oil	450	7/2018	USD	33,367,500	3,640,732
LME Aluminum Base Metal	1	8/2018	USD	53,182	(3,752)
LME Aluminum Base Metal	1	8/2018	USD	53,375	(3,060)
LME Aluminum Base Metal	1	8/2018	USD	53,186	(3,764)
LME Aluminum Base Metal	1	8/2018	USD	53,194	(3,624)
LME Aluminum Base Metal	1	8/2018	USD	53,264	(4,414)
LME Aluminum Base Metal	1	8/2018	USD	53,286	(5,848)
LME Aluminum Base Metal	1	8/2018	USD	53,353	(4,175)
LME Aluminum Base Metal	1	8/2018	USD	53,411	(2,656)
LME Copper Base Metal	1	8/2018	USD	165,780	(5,153)
LME Copper Base Metal	1	8/2018	USD	165,794	(5,559)
LME Copper Base Metal	3	8/2018	USD	496,881	(19,015)
LME Copper Base Metal	4	8/2018	USD	663,094	(11,588)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts (continued)
LME Copper Base Metal	13	8/2018	USD	$ 2,155,400	$ (84,687)
LME Copper Base Metal	33	8/2018	USD	5,465,213	(195,449)
LME Copper Base Metal	33	8/2018	USD	5,466,178	(175,849)
LME Nickel Base Metal	1	8/2018	USD	89,161	5,395
LME Nickel Base Metal	1	8/2018	USD	89,154	6,051
LME Nickel Base Metal	1	8/2018	USD	89,193	1,932
LME Nickel Base Metal	1	8/2018	USD	89,116	5,827
Low Sulphur Gasoil	110	8/2018	USD	7,444,250	114,240
3 Month Euro Euribor	83	9/2018	EUR	24,306,969	3,255
3 Month Sterling	641	9/2018	GBP	104,883,144	56,888
ASX 90 Day Bank Accepted Bill	162	9/2018	AUD	119,299,767	(10,185)
Copper	99	9/2018	USD	7,340,850	(218,904)
EURO STOXX 50 Index	586	9/2018	EUR	23,205,658	(328,566)
Euro-Bobl	1,216	9/2018	EUR	187,687,321	539,803
Euro-Bund	2,183	9/2018	EUR	414,389,918	3,235,722
Euro-Buxl	151	9/2018	EUR	31,335,227	660,952
Euro-OAT	250	9/2018	EUR	45,117,953	403,608
Euro-Schatz	733	9/2018	EUR	95,944,469	71,284
FTSE 100 Index	500	9/2018	GBP	50,160,397	(219,209)
FTSE/MIB Index	466	9/2018	EUR	58,685,967	(1,371,570)
LME Aluminum Base Metal	2	9/2018	USD	106,650	(1,493)
LME Aluminum Base Metal	2	9/2018	USD	106,636	(1,515)
LME Aluminum Base Metal	4	9/2018	USD	213,075	(4,787)
LME Aluminum Base Metal	7	9/2018	USD	372,930	(6,865)
LME Aluminum Base Metal	67	9/2018	USD	3,570,681	(237,069)
LME Copper Base Metal	1	9/2018	USD	165,638	(1,190)
LME Copper Base Metal	2	9/2018	USD	331,300	(1,806)
LME Copper Base Metal	2	9/2018	USD	331,275	(9,331)
LME Copper Base Metal	3	9/2018	USD	496,969	(50,740)
LME Copper Base Metal	6	9/2018	USD	993,750	(24,599)
LME Copper Base Metal	9	9/2018	USD	1,491,372	(130,955)
LME Copper Base Metal	38	9/2018	USD	6,296,059	(592,641)
LME Copper Base Metal	48	9/2018	USD	7,951,404	(664,379)
LME Copper Base Metal	122	9/2018	USD	20,215,400	(1,441,554)
LME Nickel Base Metal	1	9/2018	USD	89,400	(303)
LME Nickel Base Metal	1	9/2018	USD	89,335	(1,868)
LME Nickel Base Metal	1	9/2018	USD	89,396	1,820
LME Nickel Base Metal	2	9/2018	USD	178,741	883
LME Nickel Base Metal	4	9/2018	USD	357,497	(7,140)
LME Nickel Base Metal	34	9/2018	USD	3,038,478	37,480
NASDAQ 100 Emini Index	220	9/2018	USD	31,093,700	(707,115)
Nikkei 225 Index	14	9/2018	JPY	2,818,588	9,829
Russell 2000 E-Mini Index	1,061	9/2018	USD	87,399,875	(1,422,270)
S&P Midcap 400 E-Mini Index	23	9/2018	USD	4,499,030	(48,750)
S&P/TSX 60 Index	49	9/2018	CAD	7,180,877	49,859
SET50 Index	483	9/2018	THB	3,049,329	(46,568)
Silver	333	9/2018	USD	26,969,670	(306,343)
TOPIX Index	1,578	9/2018	JPY	246,644,898	(5,523,440)
U.S. Treasury 10 Year Note	54	9/2018	USD	6,490,125	20,812
3 Month Euro Euribor	61	12/2018	EUR	17,859,706	(252)
3 Month Euroswiss	27	12/2018	CHF	6,865,874	(631)
3 Month Sterling	1,227	12/2018	GBP	200,655,624	144,909
ASX 90 Day Bank Accepted Bill	644	12/2018	AUD	474,253,396	19,957
3 Month Euro Euribor	194	3/2019	EUR	56,796,887	988
3 Month Euroswiss	20	3/2019	CHF	5,084,823	(332)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts (continued)
3 Month Sterling	1,470	3/2019	GBP	$ 240,224,515	$ 304,465
ASX 90 Day Bank Accepted Bill	704	3/2019	AUD	518,413,055	43,775
3 Month Euro Euribor	324	6/2019	EUR	94,842,469	22,697
3 Month Euroswiss	15	6/2019	CHF	3,811,724	2,426
3 Month Sterling	1,278	6/2019	GBP	208,721,754	(5,885)
ASX 90 Day Bank Accepted Bill	548	6/2019	AUD	403,497,837	78,494
3 Month Euro Euribor	262	9/2019	EUR	76,643,882	80,651
3 Month Euro Euribor	204	12/2019	EUR	59,635,225	87,566
3 Month Euro Euribor	192	3/2020	EUR	56,082,427	82,678
3 Month Euro Euribor	156	6/2020	EUR	45,530,537	55,894

					(2,378,813)

Short Contracts
Amsterdam Exchange Index	(264)	7/2018	EUR	(34,011,568)	760,395
CAC 40 10 Euro Index	(160)	7/2018	EUR	(9,941,248)	255,911
FTSE Bursa Malaysia KLCI Index	(418)	7/2018	MYR	(8,777,534)	(126,909)
HSCEI	(323)	7/2018	HKD	(22,373,604)	129,800
LME Aluminum Base Metal	(1)	7/2018	USD	(53,554)	1,700
LME Aluminum Base Metal	(1)	7/2018	USD	(53,482)	2,065
LME Aluminum Base Metal	(5)	7/2018	USD	(269,844)	767
LME Aluminum Base Metal	(7)	7/2018	USD	(375,125)	9,858
LME Aluminum Base Metal	(7)	7/2018	USD	(375,856)	60,923
LME Aluminum Base Metal	(8)	7/2018	USD	(431,150)	(32,215)
LME Aluminum Base Metal	(8)	7/2018	USD	(429,000)	28,046
LME Aluminum Base Metal	(8)	7/2018	USD	(430,100)	67,176
LME Aluminum Base Metal	(8)	7/2018	USD	(432,800)	60,176
LME Aluminum Base Metal	(9)	7/2018	USD	(486,585)	36,063
LME Aluminum Base Metal	(9)	7/2018	USD	(486,113)	38,786
LME Aluminum Base Metal	(9)	7/2018	USD	(485,888)	24,836
LME Aluminum Base Metal	(9)	7/2018	USD	(486,743)	52,218
LME Aluminum Base Metal	(9)	7/2018	USD	(484,538)	(30,030)
LME Aluminum Base Metal	(9)	7/2018	USD	(486,056)	19,267
LME Aluminum Base Metal	(17)	7/2018	USD	(915,875)	(69,800)
LME Copper Base Metal	(1)	7/2018	USD	(165,908)	4,814
LME Copper Base Metal	(1)	7/2018	USD	(165,950)	7,422
LME Copper Base Metal	(1)	7/2018	USD	(165,625)	4,446
LME Copper Base Metal	(1)	7/2018	USD	(165,783)	7,823
LME Copper Base Metal	(1)	7/2018	USD	(165,804)	8,193
LME Copper Base Metal	(1)	7/2018	USD	(165,768)	5,099
LME Copper Base Metal	(1)	7/2018	USD	(165,750)	8,622
LME Copper Base Metal	(1)	7/2018	USD	(165,929)	4,943
LME Copper Base Metal	(1)	7/2018	USD	(165,825)	4,122
LME Copper Base Metal	(1)	7/2018	USD	(165,846)	5,651
LME Copper Base Metal	(1)	7/2018	USD	(165,788)	8,610
LME Copper Base Metal	(10)	7/2018	USD	(1,656,708)	43,136
LME Copper Base Metal	(21)	7/2018	USD	(3,482,850)	240,388
LME Nickel Base Metal	(1)	7/2018	USD	(89,052)	(3,340)
LME Nickel Base Metal	(1)	7/2018	USD	(88,976)	(7,334)
LME Nickel Base Metal	(1)	7/2018	USD	(88,954)	(10,561)
LME Nickel Base Metal	(1)	7/2018	USD	(88,987)	(6,400)
LME Nickel Base Metal	(1)	7/2018	USD	(88,992)	(4,949)
LME Nickel Base Metal	(1)	7/2018	USD	(89,009)	(4,474)
LME Nickel Base Metal	(1)	7/2018	USD	(89,026)	(823)
LME Nickel Base Metal	(1)	7/2018	USD	(89,090)	(6,258)
LME Nickel Base Metal	(1)	7/2018	USD	(89,013)	1,800

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts (continued)
LME Nickel Base Metal	(1)	7/2018	USD	$ (88,981)	$ (6,334)
LME Nickel Base Metal	(1)	7/2018	USD	(89,005)	(4,053)
LME Nickel Base Metal	(1)	7/2018	USD	(89,045)	(3,719)
LME Nickel Base Metal	(1)	7/2018	USD	(88,938)	(7,599)
LME Nickel Base Metal	(2)	7/2018	USD	(177,898)	(20,703)
LME Zinc Base Metal	(1)	7/2018	USD	(72,663)	9,379
LME Zinc Base Metal	(1)	7/2018	USD	(72,475)	8,511
LME Zinc Base Metal	(1)	7/2018	USD	(72,400)	5,506
LME Zinc Base Metal	(1)	7/2018	USD	(72,076)	5,740
LME Zinc Base Metal	(1)	7/2018	USD	(72,438)	6,197
LME Zinc Base Metal	(1)	7/2018	USD	(72,588)	8,011
LME Zinc Base Metal	(1)	7/2018	USD	(72,005)	7,371
LME Zinc Base Metal	(2)	7/2018	USD	(145,025)	16,740
LME Zinc Base Metal	(2)	7/2018	USD	(145,250)	16,623
LME Zinc Base Metal	(2)	7/2018	USD	(144,575)	16,721
LME Zinc Base Metal	(2)	7/2018	USD	(144,725)	12,112
LME Zinc Base Metal	(2)	7/2018	USD	(144,222)	13,796
LME Zinc Base Metal	(2)	7/2018	USD	(144,363)	17,121
LME Zinc Base Metal	(2)	7/2018	USD	(144,650)	12,320
LME Zinc Base Metal	(2)	7/2018	USD	(144,434)	18,023
LME Zinc Base Metal	(2)	7/2018	USD	(144,293)	18,060
OMXS30 Index	(652)	7/2018	SEK	(11,363,184)	28,792
100 oz Gold	(413)	8/2018	USD	(51,810,850)	1,337,871
BIST 30 Index	(3,377)	8/2018	TRY	(8,907,735)	(129,256)
LME Aluminum Base Metal	(1)	8/2018	USD	(53,353)	4,698
LME Aluminum Base Metal	(1)	8/2018	USD	(53,264)	4,882
LME Aluminum Base Metal	(1)	8/2018	USD	(53,286)	5,583
LME Aluminum Base Metal	(1)	8/2018	USD	(53,194)	3,716
LME Aluminum Base Metal	(1)	8/2018	USD	(53,375)	3,160
LME Aluminum Base Metal	(1)	8/2018	USD	(53,182)	3,665
LME Aluminum Base Metal	(1)	8/2018	USD	(53,186)	3,949
LME Aluminum Base Metal	(1)	8/2018	USD	(53,411)	2,474
LME Copper Base Metal	(1)	8/2018	USD	(165,794)	3,328
LME Copper Base Metal	(1)	8/2018	USD	(165,780)	4,913
LME Copper Base Metal	(3)	8/2018	USD	(496,881)	18,502
LME Copper Base Metal	(4)	8/2018	USD	(663,094)	13,761
LME Copper Base Metal	(13)	8/2018	USD	(2,155,400)	77,793
LME Copper Base Metal	(33)	8/2018	USD	(5,465,213)	198,565
LME Copper Base Metal	(33)	8/2018	USD	(5,466,178)	166,825
LME Nickel Base Metal	(1)	8/2018	USD	(89,193)	(2,541)
LME Nickel Base Metal	(1)	8/2018	USD	(89,161)	(5,216)
LME Nickel Base Metal	(1)	8/2018	USD	(89,116)	(5,777)
LME Nickel Base Metal	(1)	8/2018	USD	(89,154)	(6,027)
3 Month Canadian Bankers Acceptance	(57)	9/2018	CAD	(10,626,935)	7,307
3 Month Eurodollar	(404)	9/2018	USD	(98,520,450)	38,215
Australia 10 Year Bond	(1,907)	9/2018	AUD	(182,564,928)	(2,054,090)
Canada 10 Year Bond	(1,123)	9/2018	CAD	(116,780,383)	(1,696,293)
Corn	(418)	9/2018	USD	(7,513,550)	402,962
DAX Index	(89)	9/2018	EUR	(31,981,853)	590,395
Euro-BTP	(235)	9/2018	EUR	(34,918,855)	(543,492)
FTSE/JSE Top 40 Index	(1,026)	9/2018	ZAR	(38,658,528)	139,031
Japan 10 Year Bond	(390)	9/2018	JPY	(531,342,636)	(659,132)
KC HRW Wheat	(84)	9/2018	USD	(2,051,700)	90,760
KOSPI 200 Index	(219)	9/2018	KRW	(14,737,551)	353,257
LME Aluminum Base Metal	(2)	9/2018	USD	(106,650)	1,007

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts (continued)
LME Aluminum Base Metal	(2)	9/2018	USD	$ (106,636)	$ 2,397
LME Aluminum Base Metal	(4)	9/2018	USD	(213,075)	4,400
LME Aluminum Base Metal	(7)	9/2018	USD	(372,930)	6,831
LME Aluminum Base Metal	(19)	9/2018	USD	(1,012,581)	19,769
LME Copper Base Metal	(1)	9/2018	USD	(165,638)	1,880
LME Copper Base Metal	(2)	9/2018	USD	(331,275)	9,269
LME Copper Base Metal	(2)	9/2018	USD	(331,300)	462
LME Copper Base Metal	(3)	9/2018	USD	(496,969)	47,810
LME Copper Base Metal	(6)	9/2018	USD	(993,750)	26,088
LME Copper Base Metal	(9)	9/2018	USD	(1,491,372)	126,552
LME Copper Base Metal	(38)	9/2018	USD	(6,296,059)	590,379
LME Copper Base Metal	(48)	9/2018	USD	(7,951,404)	624,854
LME Copper Base Metal	(110)	9/2018	USD	(18,227,000)	896,482
LME Nickel Base Metal	(1)	9/2018	USD	(89,396)	(677)
LME Nickel Base Metal	(1)	9/2018	USD	(89,400)	(608)
LME Nickel Base Metal	(1)	9/2018	USD	(89,335)	3,362
LME Nickel Base Metal	(2)	9/2018	USD	(178,741)	(147)
LME Nickel Base Metal	(4)	9/2018	USD	(357,497)	6,911
LME Nickel Base Metal	(11)	9/2018	USD	(983,037)	4,157
Long Gilt	(1,786)	9/2018	GBP	(290,061,454)	(2,658,670)
MEX BOLSA Index	(168)	9/2018	MXN	(4,081,097)	(104,506)
MSCI EAFE E-Mini Index	(30)	9/2018	USD	(2,933,100)	(8,775)
MSCI Emerging Markets E-Mini Index	(140)	9/2018	USD	(7,443,100)	(102,661)
S&P 500 E-Mini Index	(711)	9/2018	USD	(96,752,880)	278,944
SPI 200 Index	(671)	9/2018	AUD	(76,323,352)	(752,723)
Sugar No. 11	(513)	9/2018	USD	(7,038,360)	218,602
U.S. Treasury 2 Year Note	(869)	9/2018	USD	(184,078,640)	(41,133)
U.S. Treasury 5 Year Note	(2,712)	9/2018	USD	(308,129,812)	(1,547,039)
Wheat	(177)	9/2018	USD	(4,436,063)	(8,572)
Platinum	(60)	10/2018	USD	(2,573,100)	39,712
Soybean	(709)	11/2018	USD	(31,196,000)	3,434,712
3 Month Canadian Bankers Acceptance	(298)	12/2018	CAD	(55,467,691)	46,223
3 Month Eurodollar	(2,389)	12/2018	USD	(581,482,599)	678,955
Soybean Meal	(151)	12/2018	USD	(4,981,490)	130,659
Soybean Oil	(24)	12/2018	USD	(428,256)	20,354
3 Month Canadian Bankers Acceptance	(358)	3/2019	CAD	(66,536,968)	53,736
3 Month Eurodollar	(2,297)	3/2019	USD	(558,400,699)	407,701
3 Month Canadian Bankers Acceptance	(204)	6/2019	CAD	(37,872,247)	32,851
3 Month Eurodollar	(1,878)	6/2019	USD	(456,095,774)	(2,950)
3 Month Eurodollar	(568)	9/2019	USD	(137,853,599)	164,747
3 Month Eurodollar	(573)	12/2019	USD	(139,002,637)	82,237
3 Month Eurodollar	(582)	3/2020	USD	(141,164,099)	60,180
3 Month Eurodollar	(510)	6/2020	USD	(123,700,500)	(42,163)

					2,903,965

					$525,152

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

Forward foreign currency contracts outstanding as of June 30, 2018:

Over the Counter

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
AUD	7,894,800	USD	5,818,424	CITI	9/19/2018	$25,529
AUD	11,842,200	USD	8,727,646	JPMC	9/19/2018	38,282
CAD	1,357,200	USD	1,032,602	CITI	9/19/2018	1,163
CAD	2,035,800	USD	1,548,904	JPMC	9/19/2018	1,742
CHF	9,785,200	USD	9,893,127	CITI	9/19/2018	56,204
CHF	14,677,800	USD	14,839,709	JPMC	9/19/2018	84,287
COP	27,626,800	USD	9,359	CITI**	9/19/2018	32
COP	41,440,200	USD	14,039	JPMC**	9/19/2018	48
EUR	105,079,600	USD	122,307,147	CITI	9/19/2018	1,144,045
EUR	157,619,400	USD	183,460,949	JPMC	9/19/2018	1,715,837
GBP	1,293,600	USD	1,703,112	CITI	9/19/2018	10,180
GBP	2,910,600	USD	3,840,360	JPMC	9/19/2018	14,546
HKD	42,164,800	USD	5,379,845	CITI	9/19/2018	1,662
HKD	63,247,200	USD	8,069,777	JPMC	9/19/2018	2,483
HUF	72,134,000	USD	255,996	CITI	9/19/2018	1,006
HUF	108,201,000	USD	383,995	JPMC	9/19/2018	1,507
IDR	2,004,722,022	USD	137,516	CITI**	9/19/2018	915
IDR	3,007,083,034	USD	206,274	JPMC**	9/19/2018	1,371
INR	9,526,800	USD	137,057	CITI**	9/19/2018	575
INR	14,290,200	USD	205,586	JPMC**	9/19/2018	862
KRW	742,602,000	USD	667,205	CITI**	9/19/2018	1,276
KRW	1,113,903,000	USD	1,000,809	JPMC**	9/19/2018	1,913
MXN	1,282,408,736	USD	62,867,470	CITI	9/19/2018	901,967
MXN	1,923,613,118	USD	94,301,323	JPMC	9/19/2018	1,352,832
PLN	1,220,400	USD	324,929	CITI	9/19/2018	1,305
PLN	1,830,600	USD	487,394	JPMC	9/19/2018	1,958
SEK	4,481,600	USD	501,809	CITI	9/19/2018	1,611
SEK	6,722,400	USD	752,714	JPMC	9/19/2018	2,415
TRY	58,262,800	USD	11,984,411	CITI	9/19/2018	275,946
TRY	87,394,200	USD	17,976,639	JPMC	9/19/2018	413,896
USD	5,757,935	AUD	7,762,000	CITI	9/19/2018	12,285
USD	8,636,891	AUD	11,643,000	JPMC	9/19/2018	18,417
USD	64,981,375	BRL	244,326,833	CITI**	9/19/2018	2,457,617
USD	97,471,941	BRL	366,490,249	JPMC**	9/19/2018	3,686,303
USD	1,473,104	CAD	1,905,600	CITI	9/19/2018	21,630
USD	2,209,654	CAD	2,858,400	JPMC	9/19/2018	32,442
USD	114,602,649	CHF	112,074,852	CITI	9/19/2018	647,926
USD	171,903,761	CHF	168,112,280	JPMC	9/19/2018	971,674
USD	6,796,124	CNY	44,101,600	CITI**	9/19/2018	168,359
USD	10,194,509	CNY	66,152,400	JPMC**	9/19/2018	252,860
USD	205,964	COP	602,731,994	CITI**	9/19/2018	1,082
USD	308,946	COP	904,097,990	JPMC**	9/19/2018	1,623
USD	4,802,346	CZK	104,000,000	CITI	9/19/2018	107,096
USD	7,203,510	CZK	156,000,000	JPMC	9/19/2018	160,634
USD	132,216,095	EUR	111,526,900	CITI	9/19/2018	1,190,390
USD	198,323,895	EUR	167,290,351	JPMC	9/19/2018	1,785,337
USD	5,848,491	GBP	4,344,400	CITI	9/19/2018	94,607
USD	8,491,254	GBP	6,306,600	JPMC	9/19/2018	138,559
USD	15,971,362	HKD	125,056,400	CITI	9/19/2018	10,376
USD	23,957,028	HKD	187,584,600	JPMC	9/19/2018	15,547
USD	6,236,568	HUF	1,679,491,598	CITI	9/19/2018	252,803
USD	9,354,840	HUF	2,519,237,386	JPMC	9/19/2018	379,193
USD	1,161,150	IDR	16,523,475,004	CITI**	9/19/2018	20,171

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
USD	1,741,723	IDR	24,785,212,505	JPMC**	9/19/2018	$ 30,254
USD	744,360	INR	51,093,200	CITI**	9/19/2018	6,230
USD	1,116,555	INR	76,639,800	JPMC**	9/19/2018	9,359
USD	56,599,737	JPY	6,207,681,989	CITI	9/19/2018	217,887
USD	84,899,499	JPY	9,311,522,987	JPMC	9/19/2018	326,725
USD	29,152,640	KRW	31,485,683,814	CITI**	9/19/2018	809,637
USD	43,728,906	KRW	47,228,525,723	JPMC**	9/19/2018	1,214,401
USD	25,541	MXN	512,800	CITI	9/19/2018	41
USD	38,311	MXN	769,200	JPMC	9/19/2018	61
USD	17,868,348	NOK	144,415,300	CITI	9/19/2018	80,033
USD	26,802,489	NOK	216,622,951	JPMC	9/19/2018	120,015
USD	42,608,311	NZD	61,780,000	CITI	9/19/2018	761,571
USD	63,915,157	NZD	92,670,000	JPMC	9/19/2018	1,145,046
USD	456,027	PHP	24,200,800	CITI**	9/19/2018	5,494
USD	684,039	PHP	36,301,200	JPMC**	9/19/2018	8,240
USD	3,571,473	PLN	13,049,600	CITI	9/19/2018	83,092
USD	5,360,739	PLN	19,574,400	JPMC	9/19/2018	128,167
USD	103,655,291	SEK	900,625,996	CITI	9/19/2018	2,487,668
USD	155,482,743	SEK	1,350,939,002	JPMC	9/19/2018	3,731,307
USD	7,177,114	SGD	9,731,200	CITI	9/19/2018	22,724
USD	10,765,543	SGD	14,596,800	JPMC	9/19/2018	33,957
USD	1,779,977	THB	56,990,800	CITI	9/19/2018	55,699
USD	2,669,962	THB	85,486,200	JPMC	9/19/2018	83,546
USD	4,061,089	TRY	19,002,000	CITI	9/19/2018	62,459
USD	6,091,625	TRY	28,503,000	JPMC	9/19/2018	93,682
USD	9,149,366	TWD	273,274,400	CITI**	9/19/2018	137,541
USD	13,723,883	TWD	409,911,600	JPMC**	9/19/2018	206,148
USD	14,719,163	ZAR	195,918,400	CITI	9/19/2018	583,785
USD	23,248,911	ZAR	309,886,200	JPMC	9/19/2018	890,835
ZAR	101,600	USD	7,308	CITI	9/19/2018	23
ZAR	152,400	USD	10,962	JPMC	9/19/2018	34
USD	2,701,169	CLP	1,736,017,999	CITI**	9/20/2018	44,363
USD	4,051,748	CLP	2,604,027,001	JPMC**	9/20/2018	66,540
USD	32,468,808	ILS	115,113,605	CITI	9/20/2018	822,340
USD	48,703,148	ILS	172,670,396	JPMC	9/20/2018	1,233,449

Total unrealized appreciation						33,986,679

AUD	132,678,400	USD	100,407,887	CITI	9/19/2018	(2,195,626)
AUD	199,017,600	USD	150,612,019	JPMC	9/19/2018	(3,293,626)
BRL	67,952,800	USD	17,959,533	CITI**	9/19/2018	(570,266)
BRL	101,929,200	USD	26,939,333	JPMC**	9/19/2018	(855,433)
CAD	214,525,200	USD	166,359,943	CITI	9/19/2018	(2,958,475)
CAD	313,972,800	USD	243,494,672	JPMC	9/19/2018	(4,345,069)
CNY	98,898,800	USD	15,410,815	CITI**	9/19/2018	(547,905)
CNY	148,348,200	USD	23,116,231	JPMC**	9/19/2018	(821,867)
COP	3,465,601,037	USD	1,203,236	CITI**	9/19/2018	(25,198)
COP	5,198,401,555	USD	1,804,856	JPMC**	9/19/2018	(37,800)
CZK	160,000,000	USD	7,323,115	CITI	9/19/2018	(99,652)
CZK	240,000,000	USD	10,984,686	JPMC	9/19/2018	(149,492)
EUR	6,224,400	USD	7,391,144	CITI	9/19/2018	(78,502)
EUR	9,336,600	USD	11,086,730	JPMC	9/19/2018	(117,766)
GBP	24,139,600	USD	32,365,612	CITI	9/19/2018	(394,234)
GBP	35,239,202	USD	47,264,075	JPMC	9/19/2018	(591,973)
HKD	14,443,200	USD	1,844,862	CITI	9/19/2018	(1,472)
HKD	21,664,800	USD	2,767,297	JPMC	9/19/2018	(2,212)
HUF	164,329,600	USD	591,344	CITI	9/19/2018	(5,864)
HUF	246,494,400	USD	887,017	JPMC	9/19/2018	(8,795)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
IDR	16,079,432,354	USD	1,130,069	CITI**	9/19/2018	$ (19,753)
IDR	24,119,148,534	USD	1,695,106	JPMC**	9/19/2018	(29,631)
INR	1,344,238,800	USD	19,692,288	CITI**	9/19/2018	(272,412)
INR	2,016,358,200	USD	29,538,474	JPMC**	9/19/2018	(408,660)
JPY	10,489,759,125	USD	96,272,681	CITI	9/19/2018	(998,468)
JPY	15,734,638,685	USD	144,409,202	JPMC	9/19/2018	(1,497,882)
KRW	3,565,556,000	USD	3,249,232	CITI**	9/19/2018	(39,565)
KRW	5,348,334,000	USD	4,873,854	JPMC**	9/19/2018	(59,354)
MXN	324,846,060	USD	16,217,442	CITI	9/19/2018	(64,051)
MXN	487,269,094	USD	24,326,194	JPMC	9/19/2018	(96,107)
NZD	78,071,999	USD	54,134,209	CITI	9/19/2018	(1,252,068)
NZD	117,107,999	USD	81,201,416	JPMC	9/19/2018	(1,878,204)
PHP	24,200,800	USD	456,451	CITI**	9/19/2018	(5,918)
PHP	36,301,200	USD	684,677	JPMC**	9/19/2018	(8,877)
PLN	23,967,600	USD	6,530,017	CITI	9/19/2018	(123,068)
PLN	35,951,400	USD	9,795,037	JPMC	9/19/2018	(184,615)
SEK	50,387,600	USD	5,687,680	CITI	9/19/2018	(27,624)
SEK	75,581,400	USD	8,521,199	JPMC	9/19/2018	(31,114)
SGD	12,108,400	USD	9,049,279	CITI	9/19/2018	(147,169)
SGD	18,162,600	USD	13,573,869	JPMC	9/19/2018	(220,703)
THB	6,456,800	USD	199,168	CITI	9/19/2018	(3,816)
THB	9,685,200	USD	298,753	JPMC	9/19/2018	(5,724)
TRY	10,896,000	USD	2,320,194	CITI	9/19/2018	(27,327)
TRY	16,344,000	USD	3,480,295	JPMC	9/19/2018	(40,994)
TWD	1,570,800	USD	52,647	CITI**	9/19/2018	(846)
TWD	2,356,200	USD	78,971	JPMC**	9/19/2018	(1,270)
USD	44,472,775	AUD	60,263,200	CITI	9/19/2018	(135,731)
USD	66,709,079	AUD	90,394,800	JPMC	9/19/2018	(203,680)
USD	4,646,381	BRL	18,207,967	CITI**	9/19/2018	(13,077)
USD	6,969,562	BRL	27,311,951	JPMC**	9/19/2018	(19,624)
USD	48,967,512	CAD	64,946,800	CITI	9/19/2018	(501,746)
USD	73,451,176	CAD	97,420,200	JPMC	9/19/2018	(752,710)
USD	33,118,304	CHF	32,715,148	CITI	9/19/2018	(145,587)
USD	49,677,392	CHF	49,072,720	JPMC	9/19/2018	(218,442)
USD	493,652	COP	1,457,014,797	CITI**	9/19/2018	(1,621)
USD	740,477	COP	2,185,522,195	JPMC**	9/19/2018	(2,433)
USD	38,347,202	EUR	32,804,300	CITI	9/19/2018	(192,437)
USD	57,520,285	EUR	49,206,454	JPMC	9/19/2018	(289,180)
USD	7,919,321	GBP	6,007,200	CITI	9/19/2018	(36,837)
USD	11,878,966	GBP	9,010,800	JPMC	9/19/2018	(55,270)
USD	922,948	HKD	7,233,600	CITI	9/19/2018	(280)
USD	1,384,420	HKD	10,850,400	JPMC	9/19/2018	(421)
USD	549,090	IDR	7,964,028,686	CITI**	9/19/2018	(842)
USD	823,634	IDR	11,946,043,029	JPMC**	9/19/2018	(1,264)
USD	9,916,206	INR	687,622,400	CITI**	9/19/2018	(17,701)
USD	14,874,290	INR	1,031,433,600	JPMC**	9/19/2018	(26,569)
USD	1,796,149	JPY	198,140,006	CITI	9/19/2018	(3,476)
USD	2,694,220	JPY	297,210,010	JPMC	9/19/2018	(5,218)
USD	1,651,326	KRW	1,844,738,326	CITI**	9/19/2018	(9,283)
USD	2,476,986	KRW	2,767,107,490	JPMC**	9/19/2018	(13,928)
USD	43,643,912	MXN	903,538,000	CITI	9/19/2018	(1,285,686)
USD	65,465,787	MXN	1,355,307,000	JPMC	9/19/2018	(1,928,610)
USD	3,117,659	NOK	25,473,100	CITI	9/19/2018	(19,983)
USD	4,676,483	NOK	38,209,650	JPMC	9/19/2018	(29,980)
USD	1,350,228	NZD	1,994,400	CITI	9/19/2018	(681)
USD	2,025,339	NZD	2,991,600	JPMC	9/19/2018	(1,024)
USD	1,176,083	PLN	4,400,000	CITI	9/19/2018	(113)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
USD	1,764,122	PLN	6,600,000	JPMC	9/19/2018	$ (171)
USD	4,920,608	SGD	6,706,000	CITI	9/19/2018	(9,651)
USD	7,380,903	SGD	10,059,000	JPMC	9/19/2018	(14,485)
USD	14,681,287	TRY	71,963,200	CITI	9/19/2018	(462,073)
USD	22,021,902	TRY	107,944,800	JPMC	9/19/2018	(693,137)
USD	1,350,119	TWD	41,020,000	CITI**	9/19/2018	(2,605)
USD	2,025,175	TWD	61,530,000	JPMC**	9/19/2018	(3,913)
USD	3,491,059	ZAR	48,791,600	CITI	9/19/2018	(29,222)
USD	4,085,253	ZAR	57,178,800	JPMC	9/19/2018	(40,158)
ZAR	187,842,800	USD	14,735,597	CITI	9/19/2018	(1,182,868)
ZAR	281,764,198	USD	22,103,422	JPMC	9/19/2018	(1,774,330)
CLP	4,708,899,990	USD	7,461,187	CITI**	9/20/2018	(254,677)
CLP	7,063,349,986	USD	11,191,794	JPMC**	9/20/2018	(382,029)
ILS	18,800,000	USD	5,216,763	CITI	9/20/2018	(48,359)
ILS	28,200,000	USD	7,824,927	JPMC	9/20/2018	(72,322)

Total unrealized depreciation						(35,429,881)

Net unrealized depreciation						$(1,443,202)

**	Non-deliverable forward.

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

CNY - Chinese Renminbi

COP - Colombian Peso

CZK - Czech Republic Koruna

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

NOK - Norwegian Krone

NZD - New Zealand Dollar

PHP - Philippine Peso

PLN - Poland Zloty

SEK - Swedish Krona

SGD - Singapore Dollar

THB - Thai Baht

TRY - Turkish Lira

TWD - New Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

Total Return Basket Swaps Outstanding at June 30, 2018

Over the Counter

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
BANA	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR plus or minus a specified spread (-0.35% to 1.25%), which is denominated in GBP based on the local currencies of the positions within the swap.	24-25 months maturity 05/26/2020	$3,090,016	$32,446	$1,852	$34,298

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
BANA	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR plus or minus a specified spread (1.25%), which is denominated in USD based on the local currencies of the positions within the swap.	14-24 months maturity ranging from 07/25/2019 - 05/26/2020	$2,504,668	$(8,494)	$9,496	$1,002

DTBK	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the OBFR plus or minus a specified spread (-0.03% to 0.03%), which is denominated in USD based on the local currencies of the positions within the swap.	85 months maturity 11/22/2021	$7,464,388	$(24,124)	$(7,234)	$(31,358)

DTBK	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the BBR plus or minus a specified spread (0.03%), which is denominated in AUD based on the local currencies of the positions within the swap.	61 months maturity 05/23/2022	$13,624,388	$9,091,508	$(9,195,739)	$(104,231)

DTBK	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the HKD/USD 1 Month Forward FX Swap Rate plus or minus a specified spread (0.04%), which is denominated in HKD based on the local currencies of the positions within the swap.	61 months maturity 07/13/2022	$5,285,890	$310,892	$(10,139)	$300,753

GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the TIIE plus or minus a specified spread (-0.14% to 0.05%), which is denominated in MXN based on the local currencies of the positions within the swap.	61 months maturity ranging from 04/12/2023 - 06/26/2023	$20,846,426	$695,343	$(47,534)	$647,809

GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the WIBOR plus or minus a specified spread (-0.10% to 0.07%), which is denominated in PLN based on the local currencies of the positions within the swap.	61 months maturity ranging from 04/13/2023 - 06/26/2023	$18,248,987	$417,574	$(38,141)	$379,433

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the EONIA plus or minus a specified spread (-0.04%), which is denominated in EUR based on the local currencies of the positions within the swap.	61 months maturity 04/13/2023	$10,942,497	$78,090	$(3,456)	$74,634

GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the CDOR or Canadian Overnight Repurchase Rate Average plus or minus a specified spread (-0.65% to 0.03%), which is denominated in CAD based on the local currencies of the positions within the swap.	61 months maturity 06/21/2023	$2,358,908	$7,534	$(1,634)	$5,900

JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the NIBOR plus or minus a specified spread (-0.35% to 0.35%), which is denominated in NOK based on the local currencies of the positions within the swap.	31-36 months maturity 01/14/2021	$21,258,815	$25,908	$85,144	$111,052

JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the CDOR plus or minus a specified spread (-0.30% to 0.30%), which is denominated in CAD based on the local currencies of the positions within the swap.	32-39 months maturity 01/14/2021	$1,530,345	$(413,111)	$(447,119)	$(860,230)

JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR plus or minus a specified spread (-0.75%), which is denominated in CHF based on the local currencies of the positions within the swap.	31-42 months maturity 01/14/2021	$3,664,528	$38,518	$(314,058)	$(275,540)

JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR plus or minus a specified spread (-0.35%), which is denominated in JPY based on the local currencies of the positions within the swap.	33 months maturity 01/14/2021	$2,772,834	$(70,853)	$(1,542)	$(72,395)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the STIBOR plus or minus a specified spread (-0.35% to 0.35%), which is denominated in SEK based on the local currencies of the positions within the swap.	33-37 months maturity 01/14/2021	$24,884,045	$186,054	$(143,373)	$42,681

JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR plus or minus a specified spread (0.30%), which is denominated in GBP based on the local currencies of the positions within the swap.	31 months maturity 01/14/2021	$3,985,146	$760,034	$152,102	$912,136

MSIP	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the CAD/USD Overnight Forward FX Swap Rate plus or minus a specified spread (0.33%), which is denominated in CAD based on the local currencies of the positions within the swap.	24-25 months maturity 11/13/2019	$188,321	$(54,728)	$(73,292)	$(128,020)

MSIP	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the RBACR plus or minus a specified spread (0.00%), which is denominated in AUD based on the local currencies of the positions within the swap.	19 months maturity 12/24/2019	$2,322,427	$2,314,920	$(2,480,377)	$(165,457)

MSIP	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Federal Funds Effective Rate plus or minus a specified spread (-0.26%), which is denominated in USD based on the local currencies of the positions within the swap.	24 months maturity 01/23/2020	$1,398,656	$137,344	$925	$138,269

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
BANA	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the EURIBOR plus or minus a specified spread (-0.35% to 0.50%), which is denominated in EUR based on the local currencies of the positions within the swap.	25 months maturity ranging from 11/26/2018 - 01/27/2020	$75,326,731	$2,358,848	$175,088	$2,533,936

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	PRINCIPAL	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Convertible Bond
Germany
Bayer Capital Corp. BV, 5.63%, 11/22/2019	$34,000,000	$44,711,863	$1,639,049	64.7%

	SHARES
Short Positions

Common Stock
Germany
Bayer AG (Registered)	(278,764)	(30,614,868)	719,799	28.4

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
DTBK	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the GBP/USD 1 Week Forward FX Swap Rate plus or minus a specified spread (-0.33% to 0.03%), which is denominated in GBP based on the local currencies of the positions within the swap.	62-73 months maturity ranging from 12/19/2018 - 05/18/2022	$352,589,948	$(4,710,828)	$2,470,580	$(2,240,248)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock
Australia
BHP Billiton plc	311,539	$6,991,694	$967,655	(43.2)%
Rio Tinto plc	108,186	5,963,051	510,823	(22.8)

Chile
Antofagasta plc	202,875	2,635,794	8,202	(0.4)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Netherlands
Royal Dutch Shell plc	109,458	$3,788,224	$402,726	(18.0)%

Russia
Evraz plc	738,040	4,925,994	940,369	(42.0)
South Africa
Anglo American plc	222,853	4,947,544	(175,665)	7.8
Investec plc	763,829	5,400,842	285,965	(12.8)

United Kingdom
AstraZeneca plc	117,424	8,121,887	97,607	(4.4)
Barclays plc	1,627,435	4,022,587	(236,902)	10.6
BBA Aviation plc	576,307	2,585,416	124,239	(5.5)
Berkeley Group Holdings plc	74,848	3,728,403	(201,519)	9.0
BP plc	589,171	4,482,718	119,678	(5.3)
BT Group plc	2,907,246	8,340,150	(1,814,902)	81.0
Burberry Group plc	105,789	3,006,581	46,079	(2.1)
Close Brothers Group plc	203,859	3,979,700	288,075	(12.9)
Dixons Carphone plc	1,731,293	4,248,629	(1,364,777)	60.9
GlaxoSmithKline plc	200,443	4,041,119	139,190	(6.2)
Imperial Brands plc	186,014	6,908,209	(792,843)	35.4
Inchcape plc	491,833	5,056,296	590,892	(26.4)
Intermediate Capital Group plc	426,482	6,178,402	2,451,779	(109.4)
Man Group plc	1,835,786	4,255,562	237,224	(10.6)
National Grid plc	260,913	2,883,367	(64,290)	2.9
Persimmon plc	257,953	8,592,335	550,271	(24.6)
Royal Mail plc	468,054	3,113,927	520,153	(23.2)
Smith & Nephew plc	633,483	11,668,953	566,364	(25.3)
Taylor Wimpey plc	1,397,698	3,290,212	(133,047)	5.9

Short Positions

Common Stock
Jordan
Hikma Pharmaceuticals plc	(161,371)	(3,182,974)	82,621	(3.7)

United Kingdom
AA plc	(1,654,091)	(2,706,305)	325,201	(14.5)
Admiral Group plc	(194,680)	(4,892,756)	618,429	(27.6)
Aggreko plc	(550,963)	(4,902,673)	1,686,827	(75.3)
Auto Trader Group plc	(1,056,879)	(5,923,167)	(851,721)	38.0
Babcock International Group plc	(506,105)	(5,437,828)	(644,540)	28.8
easyJet plc	(154,365)	(3,396,013)	(871,743)	38.9
Experian plc	(114,555)	(2,825,915)	(452,150)	20.2
Greene King plc	(723,150)	(5,477,913)	330,818	(14.8)
Hargreaves Lansdown plc	(494,888)	(12,828,343)	(4,421,532)	197.4
Inmarsat plc	(358,528)	(2,592,574)	367,638	(16.4)
International Consolidated Airlines Group SA	(588,580)	(5,135,025)	(196,454)	8.8
ITV plc	(1,649,820)	(3,771,886)	(133,909)	6.0
J Sainsbury plc	(849,797)	(3,596,146)	(833,140)	37.2
John Wood Group plc	(1,559,772)	(12,880,595)	437,733	(19.5)
Merlin Entertainments plc	(1,169,202)	(5,961,401)	(546,815)	24.4
Micro Focus International plc	(591,200)	(10,258,103)	359,194	(16.0)
Pearson plc	(259,444)	(3,021,405)	(642,418)	28.7
Petrofac Ltd.	(580,823)	(4,461,911)	(989,543)	44.2
Rightmove plc	(71,825)	(5,020,743)	(1,047,619)	46.8
Rotork plc	(749,775)	(3,302,124)	(1,027,676)	45.9
Travis Perkins plc	(186,092)	(3,487,117)	110,370	(4.9)
Weir Group plc (The)	(201,633)	(5,295,335)	(14,581)	0.7
Wm Morrison Supermarkets plc	(1,136,245)	(3,768,925)	(282,075)	12.6

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
DTBK	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the EUR/USD 1 Week Forward Swap Rate plus or minus a specified spread (-0.04% to 0.04%), which is denominated in EUR based on the local currencies of the positions within the swap.	61-73 months maturity ranging from 12/19/2018 - 05/16/2023	$135,635,897	$729,680	$(300,504)	$429,176

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock
France
Aeroports de Paris	914	$206,464	$14,936	3.5%
Air France-KLM	379,115	3,098,197	(2,333,520)	(543.7)
Atos SE	57,243	7,783,724	1,484,452	345.9
BioMerieux	1,683	151,215	15,916	3.7
Casino Guichard Perrachon SA	11,670	451,638	(200,087)	(46.6)
Cie Generale des Etablissements Michelin SCA	22,247	2,691,399	(453,536)	(105.7)
CNP Assurances	90,987	2,067,181	215,390	50.2
Elior Group SA	16,274	234,557	(108,634)	(25.3)
Engie SA	481,155	7,359,989	(619,468)	(144.3)
Eutelsat Communications SA	55,063	1,139,542	2,091	0.5
Faurecia SA	126,386	8,984,327	2,672,073	622.6
Ipsen SA	7,467	1,167,907	212,658	49.6
Kering SA	6,647	3,744,254	1,051,818	245.1
Lagardere SCA	173,742	4,577,806	(167,166)	(39.0)
Peugeot SA	460,346	10,489,111	567,033	132.1
Renault SA	57,513	4,872,585	(1,019,969)	(237.7)
Rexel SA	23,510	337,489	(88,496)	(20.6)
Teleperformance	12,472	2,201,254	765,241	178.3
Thales SA	15,565	2,002,498	465,605	108.5
Ubisoft Entertainment SA	22,901	2,503,268	841,446	196.1
Veolia Environnement SA	16,045	342,866	(6,983)	(1.6)
Vivendi SA	8,792	215,078	(3,205)	(0.7)

Short Positions

Common Stock
France
Accor SA	(26,491)	(1,297,421)	(363,446)	(84.7)
Airbus SE	(45,211)	(5,275,889)	(630,104)	(146.8)
BNP Paribas SA	(5,691)	(352,028)	3,124	0.7
Bollore SA	(474,649)	(2,204,242)	(428,492)	(99.8)
Bureau Veritas SA	(43,292)	(1,154,046)	(201,569)	(47.0)
Carrefour SA	(159,393)	(2,571,157)	737,018	171.7
Edenred	(171,497)	(5,417,025)	(1,498,242)	(349.1)
Electricite de France SA	(350,610)	(4,811,021)	(969,708)	(225.9)
Getlink	(394,938)	(5,414,547)	(1,203,739)	(280.5)
Hermes International	(313)	(191,197)	(18,339)	(4.3)
Iliad SA	(72,860)	(11,496,224)	3,518,669	819.9

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
France (continued)
Ingenico Group SA	(81,773)	$(7,332,120)	$(95,164)	(22.2	) %
JCDecaux SA	(101,681)	(3,395,296)	100,775	23.5
LVMH Moet Hennessy Louis Vuitton SE	(1,056)	(350,612)	30,694	7.2
Publicis Groupe SA	(5,899)	(404,804)	7,083	1.7
Remy Cointreau SA	(42,808)	(5,542,098)	(1,688,353)	(393.4)
Sanofi	(11,919)	(956,613)	(44,239)	(10.3)
SEB SA	(396)	(69,089)	3,201	0.7
Societe BIC SA	(4,508)	(417,919)	21,192	4.9
Societe Generale SA	(33,490)	(1,407,582)	9,937	2.3
Sodexo SA	(759)	(75,767)	(1,694)	(0.4)
SPIE SA	(2,174)	(44,004)	1,349	0.3
Suez	(194,196)	(2,512,122)	136,561	31.8
Valeo SA	(27,384)	(1,493,075)	239,576	55.8

Luxembourg
Eurofins Scientific SE	(2,386)	(1,323,300)	(58,218)	(13.6)
SES SA	(191,707)	(3,504,350)	(185,787)	(43.3)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR or Federal Funds Floating Rate plus or minus a specified spread (-3.20% to 0.08%), which is denominated in USD based on the local currencies of the positions within the swap.	44-61 months maturity ranging from 11/19/2021 - 07/03/2023	$1,622,465,015	$(21,303,790)	$(2,181,090)	$(23,484,880)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock
United States
Aflac, Inc.	451,435	$19,420,734	$(921,694)	3.9%
Agilent Technologies, Inc.	210,493	13,016,887	(22,548)	0.1
Alcoa Corp.	487,958	22,875,471	(617,412)	2.6
Allstate Corp. (The)	136,702	12,476,792	(305,241)	1.3
Amgen, Inc.	53,203	9,820,742	259,132	(1.1)
Archer-Daniels-Midland Co.	362,708	16,622,908	765,314	(3.3)
Assurant, Inc.	112,182	11,609,715	1,137,525	(4.8)
Biogen, Inc.	49,621	14,401,999	(262,110)	1.1
Bristol-Myers Squibb Co.	260,672	14,425,588	773,431	(3.3)
Cabot Corp.	162,192	10,018,600	246,532	(1.0)
Celanese Corp.	95,566	10,613,560	(177,753)	0.8
FNF Group	341,710	12,855,130	225,529	(1.0)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
United States (continued)
Gilead Sciences, Inc.	321,618	$22,783,419	$1,043,653	(4.4	) %
Halliburton Co.	209,853	9,455,976	(911,276)	3.9
Hartford Financial Services Group, Inc. (The)	258,339	13,208,873	(310,263)	1.3
Huntsman Corp.	620,782	18,126,834	(1,725,573)	7.3
Lincoln National Corp.	159,126	9,905,593	(651,116)	2.8
LyondellBasell Industries NV	248,267	27,272,130	(563,566)	2.4
Marathon Oil Corp.	492,258	10,268,502	(201,542)	0.9
Newmont Mining Corp.	266,074	10,033,651	(313,122)	1.3
Occidental Petroleum Corp.	159,183	13,320,433	(99,827)	0.4
Olin Corp.	375,473	10,783,585	(1,351,339)	5.8
Pinnacle Foods, Inc.	211,410	13,754,335	236,779	(1.0)
Reinsurance Group of America, Inc.	70,881	9,461,196	(1,131,261)	4.8
Tyson Foods, Inc.	196,911	13,557,322	222,482	(0.9)
Valero Energy Corp.	126,677	14,039,612	(1,313,640)	5.6
WR Grace & Co.	196,995	14,441,703	338,831	(1.4)

Short Positions

Common Stock
United States
Albemarle Corp.	(197,265)	(18,608,007)	(169,648)	0.7
Allegheny Technologies, Inc.	(429,009)	(10,776,706)	1,458,631	(6.2)
Aon plc	(72,535)	(9,949,626)	195,845	(0.8)
Axalta Coating Systems Ltd.	(398,752)	(12,086,173)	319,002	(1.4)
Ball Corp.	(347,531)	(12,354,727)	481,095	(2.0)
BioMarin Pharmaceutical, Inc.	(213,612)	(20,122,250)	(824,542)	3.5
Campbell Soup Co.	(314,144)	(12,735,398)	(1,929,985)	8.2
Cheniere Energy, Inc.	(250,978)	(16,361,256)	358,899	(1.5)
Compass Minerals International, Inc.	(161,452)	(10,615,469)	(56,508)	0.2
Ensco plc	(1,519,761)	(11,033,465)	(1,155,018)	4.9
Hormel Foods Corp.	(391,762)	(14,577,464)	(510,275)	2.2
Kinder Morgan, Inc.	(853,034)	(15,073,111)	(843,794)	3.6
Kraft Heinz Co. (The)	(389,831)	(24,489,183)	(2,058,494)	8.8
Mosaic Co. (The)	(337,952)	(9,479,554)	(159,557)	0.7
Neurocrine Biosciences, Inc.	(173,302)	(17,025,188)	(343,138)	1.5
ONEOK, Inc.	(189,111)	(13,205,621)	(315,815)	1.3
Platform Specialty Products Corp.	(951,468)	(11,037,029)	437,675	(1.9)
Primerica, Inc.	(145,253)	(14,467,199)	(181,566)	0.8
Seattle Genetics, Inc.	(250,197)	(16,610,579)	(1,476,162)	6.3
Sherwin-Williams Co. (The)	(38,806)	(15,816,161)	(936,579)	4.0
Syneos Health, Inc.	(256,217)	(12,016,577)	(999,246)	4.3
Targa Resources Corp.	(188,318)	(9,319,858)	(155,630)	0.7
Valvoline, Inc.	(614,770)	(13,260,589)	(664,728)	2.8

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the HIBOR or HONIX plus or minus a specified spread (-1.65% to 0.04%), which is denominated in HKD based on the local currencies of the positions within the swap.	60-61 months maturity ranging from 04/13/2023 - 06/27/2023	$149,211,569	$2,191,339	$(1,608,082)	$583,257

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock
China
AAC Technologies Holdings, Inc.	168,000	$2,359,265	$(501,797)	(86.0)%
ANTA Sports Products Ltd.	444,000	2,341,349	74,420	12.8
Beijing Capital International Airport Co. Ltd.	2,842,000	2,985,323	(1,020,522)	(175.0)
China Cinda Asset Management Co. Ltd.	4,774,000	1,528,852	(205,287)	(35.2)
China Conch Venture Holdings Ltd.	412,000	1,503,692	196,050	33.6
China Huarong Asset Management Co. Ltd.	5,876,000	1,693,898	(814,546)	(139.7)
China Petroleum & Chemical Corp.	1,956,000	1,750,850	(125,239)	(21.5)
China Resources Power Holdings Co. Ltd.	1,528,000	2,685,336	(111,351)	(19.1)
China Shenhua Energy Co. Ltd.	1,029,500	2,435,022	(220,118)	(37.7)
CSPC Pharmaceutical Group Ltd.	1,058,000	3,176,964	184,911	31.7
Far East Horizon Ltd.	1,650,000	1,597,674	(201,041)	(34.5)
Geely Automobile Holdings Ltd.	857,000	2,204,969	(361,476)	(62.0)
Guangdong Investment Ltd.	786,000	1,243,951	1,699	0.3
Haitian International Holdings Ltd.	768,000	1,809,946	(411,927)	(70.6)
People’s Insurance Co. Group of China Ltd. (The)	6,750,000	3,159,866	2,464	0.4
PICC Property & Casualty Co. Ltd.	2,324,999	2,500,589	(213,927)	(36.7)
Shenzhou International Group Holdings Ltd.	140,000	1,722,754	185,981	31.9
Sinopec Shanghai Petrochemical Co. Ltd.	6,825,000	4,149,029	(113,609)	(19.5)
Sunny Optical Technology Group Co. Ltd.	64,700	1,200,014	(50,362)	(8.6)
Tencent Holdings Ltd.	25,500	1,280,493	(52,093)	(8.9)
Weichai Power Co. Ltd.	1,698,000	2,332,847	222,696	38.2

Hong Kong
Haier Electronics Group Co. Ltd.	429,000	1,463,627	(83,716)	(14.4)
Sino Biopharmaceutical Ltd.	2,723,998	4,160,109	718,852	123.2
Sun Art Retail Group Ltd.	1,154,000	1,505,476	99,376	17.0

Short Positions

Common Stock
China
Alibaba Health Information Technology Ltd.	(1,290,000)	(1,241,364)	(585,125)	(100.3)
Beijing Enterprises Water Group Ltd.	(5,076,000)	(2,760,147)	75,873	13.0
Brilliance China Automotive Holdings Ltd.	(1,228,000)	(2,203,288)	299,049	51.3
BYD Co. Ltd.	(234,000)	(1,442,994)	327,714	56.2
CGN Power Co. Ltd.	(19,560,000)	(5,050,599)	135,020	23.1
China Communications Construction Co. Ltd.	(1,226,000)	(1,180,695)	126,572	21.7
China Everbright Bank Co. Ltd.	(2,792,000)	(1,197,838)	165,088	28.3
China Galaxy Securities Co. Ltd.	(3,340,000)	(1,707,524)	461,938	79.2

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
China (continued)
China Life Insurance Co. Ltd.	(477,000)	$(1,223,740)	$95,542	16.4%
China Merchants Bank Co. Ltd.	(807,500)	(2,970,317)	316,199	54.2
China Minsheng Banking Corp. Ltd.	(2,093,400)	(1,495,923)	153,883	26.4
China Molybdenum Co. Ltd.	(3,039,000)	(1,464,720)	404,612	69.4
China Pacific Insurance Group Co. Ltd.	(958,800)	(3,693,307)	547,177	93.8
China Railway Construction Corp. Ltd.	(1,244,500)	(1,258,912)	69,810	12.0
China State Construction International Holdings Ltd.	(2,602,000)	(2,661,466)	556,305	95.4
China Unicom Hong Kong Ltd.	(2,852,000)	(3,554,975)	206,573	35.4
CITIC Securities Co. Ltd.	(1,444,000)	(2,870,892)	659,935	113.1
Great Wall Motor Co. Ltd.	(1,673,500)	(1,273,729)	391,651	67.1
Haitong Securities Co. Ltd.	(1,987,600)	(2,005,083)	692,740	118.8
Huatai Securities Co. Ltd.	(825,000)	(1,308,355)	319,318	54.7
Lenovo Group Ltd.	(9,670,000)	(5,204,981)	(227,854)	(39.1)
New China Life Insurance Co. Ltd.	(274,100)	(1,135,745)	176,047	30.2
Ping An Insurance Group Co. of China Ltd.	(312,500)	(2,861,773)	323,851	55.5
Shanghai Fosun Pharmaceutical Group Co. Ltd.	(440,500)	(2,408,296)	394,044	67.6
Yanzhou Coal Mining Co. Ltd.	(1,764,000)	(2,297,079)	(135,794)	(23.3)

Hong Kong
China Gas Holdings Ltd.	(633,000)	(2,537,821)	(189,205)	(32.4)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Rand Overnight Deposit Rate plus or minus a specified spread (-1.10% to 0.06%), which is denominated in ZAR based on the local currencies of the positions within the swap.	61 months maturity 06/27/2023	$30,774,338	$1,811,171	$(206,641)	$1,604,530

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock
South Africa
Anglo American Platinum Ltd.	24,837	$647,782	$21,123	1.3%
Aspen Pharmacare Holdings Ltd.	6,302	118,326	(3,278)	(0.2)
Barclays Africa Group Ltd.	130,157	1,511,345	(99,606)	(6.2)
Bidvest Group Ltd. (The)	92,566	1,325,543	(30,234)	(1.9)
Exxaro Resources Ltd.	334,971	3,058,303	508,815	31.7
Foschini Group Ltd. (The)	28,408	359,627	(83,217)	(5.2)
Imperial Holdings Ltd.	10,901	155,491	(9,223)	(0.6)
Kumba Iron Ore Ltd.	6,972	149,223	5,084	0.3
Mr Price Group Ltd.	89,308	1,465,677	(334,829)	(20.9)
Pick n Pay Stores Ltd.	22,287	121,499	(48)	(0.0)
RMB Holdings Ltd.	234,450	1,289,964	(23,907)	(1.5)
Sasol Ltd.	13,783	501,244	19,778	1.2
Tiger Brands Ltd.	31,342	756,966	(131,360)	(8.2)
Truworths International Ltd.	89,373	499,694	(103,387)	(6.4)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
South Africa (continued)
Woolworths Holdings Ltd.	310,335	$1,251,285	$(13,714)	(0.9	) %

United Kingdom
Mondi Ltd.	64,984	1,760,192	228,234	14.2

Short Positions

Common Stock
South Africa
Brait SE	(319,046)	(989,256)	(112,925)	(7.0)
Capitec Bank Holdings Ltd.	(2,599)	(163,742)	(4,453)	(0.3)
Clicks Group Ltd.	(7,355)	(105,018)	4,282	0.3
Coronation Fund Managers Ltd.	(269,582)	(1,144,785)	286,847	17.9
Discovery Ltd.	(268,907)	(2,886,063)	536,092	33.4
Investec Ltd.	(13,052)	(91,078)	825	0.1
Life Healthcare Group Holdings Ltd.	(705,090)	(1,274,800)	137,809	8.6
MMI Holdings Ltd.	(124,028)	(159,801)	47,522	3.0
MTN Group Ltd.	(231,587)	(1,820,089)	159,653	10.0
Naspers Ltd.	(2,692)	(678,771)	(27,240)	(1.7)
Nedbank Group Ltd.	(31,417)	(570,604)	78,039	4.9
Netcare Ltd.	(13,409)	(26,884)	1,317	0.1
Pioneer Foods Group Ltd.	(108,413)	(883,615)	117,220	7.3
PSG Group Ltd.	(51,085)	(803,581)	(13,595)	(0.8)
Sanlam Ltd.	(158,940)	(807,517)	123,820	7.7
Sappi Ltd.	(72,622)	(483,204)	(29,559)	(1.8)
Shoprite Holdings Ltd.	(10,539)	(168,927)	20,848	1.3
SPAR Group Ltd. (The)	(9,867)	(133,283)	(316)	(0.0)
Telkom SA SOC Ltd.	(174,327)	(621,817)	98,410	6.1
Vodacom Group Ltd.	(222,559)	(1,989,342)	436,344	27.2

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR or SONIA plus or minus a specified spread (-0.11% to 0.03%), which is denominated in GBP based on the local currencies of the positions within the swap.	60-61 months maturity 04/13/2023	$37,679,963	$2,543,503	$27,019	$2,570,522

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock
United Kingdom
Fidessa Group plc	12,279	$625,452	$(36,816)	(1.4)%
NEX Group plc	67,719	915,409	27,590	1.1
Sky plc	1,595,281	30,723,229	3,042,424	118.4
ZPG plc	258,200	1,660,275	(3,572)	(0.1)

Short Positions

Common Stock
United Kingdom
Informa plc	(341,664)	(3,755,598)	(486,123)	(18.9)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR or Federal Funds Floating Rate plus or minus a specified spread (-0.03% to 0.03%), which is denominated in USD based on the local currencies of the positions within the swap.	60-61 months maturity ranging from 04/12/2023 - 06/21/2023	$28,408,389	$159,025	$18,309	$177,334

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock
United States
Cotiviti Holdings, Inc.	110,770	$4,888,280	$14,479	8.2%
First Connecticut Bancorp, Inc.	70,396	2,154,118	(39,403)	(22.2)
Guaranty Bancorp	19,671	586,196	(60,589)	(34.2)
LaSalle Hotel Properties	148,485	5,082,641	78,979	44.5
MB Financial, Inc.	116,375	5,434,712	(365,963)	(206.4)
Rent-A-Center, Inc.	178,265	2,624,061	318	0.2

Short Positions

Common Stock
United States
Fifth Third Bancorp	(168,806)	(4,844,732)	423,981	239.1
Independent Bank Group, Inc.	(8,900)	(594,520)	60,265	34.0
People’s United Financial, Inc.	(121,566)	(2,199,129)	46,958	26.5

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR or Federal Funds Floating Rate plus or minus a specified spread (-5.75% to 0.70%), which is denominated in USD based on the local currencies of the positions within the swap.	1-61 months maturity ranging from 01/14/2021 - 07/03/2023	$3,443,141,092	$(55,233,165)	$(44,966,371)	$(100,199,536)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock
United States
Baxter International, Inc.	211,058	$15,584,523	$1,411,827	(1.4)%
Best Buy Co., Inc.	189,174	14,108,597	429,640	(0.4)
Boston Scientific Corp.	392,929	12,848,778	2,108,232	(2.1)
Centene Corp.	185,146	22,811,839	3,395,882	(3.4)
Cigna Corp.	84,095	14,291,945	(1,742,205)	1.7
Consolidated Edison, Inc.	251,245	19,592,085	542,014	(0.5)
Cummins, Inc.	113,290	15,067,570	(2,824,463)	2.8
Dell Technologies, Inc.	193,988	16,407,505	2,763,949	(2.8)
DXC Technology Co.	168,446	13,578,432	(3,114,022)	3.1
Exelon Corp.	1,070,595	45,607,347	6,122,444	(6.1)
Humana, Inc.	71,734	21,350,190	2,133,239	(2.1)
Huntington Ingalls Industries, Inc.	62,660	13,584,061	(1,523,886)	1.5
Hyatt Hotels Corp.	219,400	16,926,710	(508,884)	0.5
Jabil, Inc.	528,561	14,619,997	603,935	(0.6)
KB Home	479,988	13,074,873	(1,767,622)	1.8
Molina Healthcare, Inc.	174,327	17,073,586	3,759,964	(3.8)
Northrop Grumman Corp.	42,522	13,084,019	(938,485)	0.9
NVR, Inc.	4,598	13,657,669	(311,843)	0.3
Oshkosh Corp.	213,589	15,019,578	(3,027,224)	3.0
Popular, Inc.	348,406	15,751,435	1,141,817	(1.1)
Raytheon Co.	159,847	30,879,243	(3,443,549)	3.4
Spirit AeroSystems Holdings, Inc.	189,188	16,253,141	(1,133,197)	1.1
Waste Management, Inc.	196,589	15,990,549	(345,092)	0.3
WellCare Health Plans, Inc.	104,284	25,678,892	5,370,053	(5.4)

Short Positions

Common Stock
United States
Atlassian Corp. plc	(278,789)	(17,429,888)	(2,377,605)	2.4
Bank of the Ozarks, Inc.	(316,305)	(14,246,377)	1,688,537	(1.7)
Becton Dickinson and Co.	(73,523)	(17,613,170)	(1,387,916)	1.4
CarMax, Inc.	(242,856)	(17,696,917)	(2,534,828)	2.5
Cognex Corp.	(469,589)	(20,948,365)	4,077,771	(4.1)
Copart, Inc.	(448,862)	(25,387,635)	(5,129,265)	5.1

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
United States (continued)
DexCom, Inc.	(225,774)	$(21,444,015)	$(8,563,208)	8.5%
Discovery, Inc.	(873,759)	(24,028,373)	(3,946,846)	3.9
Fastenal Co.	(314,750)	(15,148,918)	2,052,170	(2.0)
Gartner, Inc.	(163,662)	(21,750,680)	(2,257,052)	2.3
Guidewire Software, Inc.	(166,414)	(14,774,235)	(1,508,301)	1.5
HEICO Corp.	(255,615)	(18,642,002)	(2,488,498)	2.5
Henry Schein, Inc.	(407,050)	(29,568,112)	(1,516,661)	1.5
Integrated Device Technology, Inc.	(405,285)	(12,920,486)	(1,211,862)	1.2
Liberty Broadband Corp.	(206,198)	(15,613,313)	1,864,584	(1.9)
MarketAxess Holdings, Inc.	(119,018)	(23,548,901)	235,853	(0.2)
Middleby Corp. (The)	(201,990)	(21,091,796)	3,730,711	(3.7)
Newell Brands, Inc.	(551,672)	(14,227,621)	289,814	(0.3)
PPL Corp.	(2,090,071)	(59,671,527)	92,331	(0.1)
Sabre Corp.	(526,502)	(12,973,009)	(1,738,971)	1.7
Sensata Technologies Holding plc	(286,920)	(13,651,654)	1,520,676	(1.5)
Six Flags Entertainment Corp.	(251,077)	(17,587,944)	(771,991)	0.8
Southern Co. (The)	(393,041)	(18,201,729)	(1,054,723)	1.1
TransDigm Group, Inc.	(130,161)	(44,923,768)	(6,933,270)	6.9
Ultimate Software Group, Inc. (The)	(61,108)	(15,723,699)	(1,067,114)	1.1
Wabtec Corp.	(216,333)	(21,326,107)	(5,490,532)	5.5

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the EURIBOR plus or minus a specified spread (-14.50 to 0.65%), which is denominated in EUR based on the local currencies of the positions within the swap.	31-36 months maturity 01/14/2021	$317,587,354	$(7,145,014)	$620,557	$(6,524,457)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock
Finland
Kesko OYJ	72,111	$4,404,462	$440,394	(6.7)%

Germany
Aurubis AG	65,400	4,992,264	(614,421)	9.4
Covestro AG	92,060	8,182,625	(1,180,310)	18.1
Deutsche Lufthansa AG (Registered)	309,018	7,403,339	(2,012,323)	30.8
HOCHTIEF AG	16,651	3,002,724	452,218	(6.9)
Rheinmetall AG	79,545	8,751,727	(1,090,923)	16.7
RWE AG	118,007	2,681,653	(29,132)	0.4
Salzgitter AG	106,075	4,615,111	(1,129,496)	17.3
Schaeffler AG (Preference)	185,038	2,401,637	(444,443)	6.8
Software AG	100,398	4,666,225	(266,428)	4.1
Suedzucker AG	163,971	2,606,293	(221,001)	3.4
Talanx AG	75,416	2,747,375	(333,767)	5.1

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Italy
A2A SpA	4,163,502	$7,206,743	$296,789	(4.5	) %
Autogrill SpA	245,243	3,029,135	(35,452)	0.5
Enel SpA	822,184	4,555,871	(37,319)	0.6
Eni SpA	235,304	4,362,860	565,578	(8.7)
FinecoBank Banca Fineco SpA	199,201	2,242,418	99,746	(1.5)
Mediobanca Banca di Credito Finanziario SpA	318,842	2,949,298	(575,163)	8.8
Moncler SpA	81,903	3,716,352	1,166,391	(17.9)
Poste Italiane SpA	912,297	7,614,608	752,124	(11.5)
Unipol Gruppo SpA	1,263,253	4,867,465	(1,154,165)	17.7

Netherlands
ASM International NV	70,353	3,876,642	(720,723)	11.0
ASR Nederland NV	125,472	5,109,332	110,771	(1.7)
NN Group NV	117,766	4,776,167	(201,715)	3.1

Spain
ACS Actividades de Construccion y Servicios SA	57,662	2,326,428	284,074	(4.4)
Bankinter SA	358,734	3,480,797	(206,327)	3.2
Repsol SA	347,213	6,777,280	1,159,861	(17.8)

Switzerland
STMicroelectronics NV	162,746	3,610,247	217,972	(3.3)

United Kingdom
Fiat Chrysler Automobiles NV	529,540	9,989,371	(1,292,346)	19.8

Short Positions

Common Stock
Belgium
Anheuser-Busch InBev SA/NV	(32,361)	(3,264,092)	(55,083)	0.8

Finland
Orion OYJ	(86,664)	(2,330,830)	261,144	(4.0)

Germany
Deutsche Bank AG (Registered)	(409,755)	(4,383,753)	1,251,095	(19.2)
Deutsche Telekom AG (Registered)	(178,103)	(2,752,477)	(29,805)	0.5
FUCHS PETROLUB SE (Preference)	(57,122)	(2,810,768)	155,923	(2.4)
GEA Group AG	(136,213)	(4,587,410)	1,447,127	(22.2)
ProSiebenSat.1 Media SE	(226,503)	(5,731,661)	2,318,054	(35.5)
Symrise AG	(24,657)	(2,156,857)	(276,508)	4.2
Wirecard AG	(22,640)	(3,622,862)	(1,133,533)	17.4

Italy
Azimut Holding SpA	(205,870)	(3,172,537)	852,340	(13.1)
Banca Generali SpA	(86,145)	(2,138,158)	567,585	(8.7)
Ferrari NV	(71,399)	(9,650,946)	(1,143,016)	17.5
Leonardo SpA	(660,527)	(6,501,161)	483,441	(7.4)
Saipem SpA	(518,889)	(2,379,713)	(290,661)	4.5
Unione di Banche Italiane SpA	(588,036)	(2,252,356)	357,197	(5.5)

Luxembourg
Tenaris SA	(1,034,852)	(18,886,069)	(3,339,136)	51.2

Netherlands
Koninklijke Vopak NV	(226,118)	(10,422,213)	(1,491,989)	22.9
SBM Offshore NV	(264,779)	(4,105,483)	2,496	(0.0)

Spain
Bankia SA	(1,733,385)	(6,463,915)	1,259,378	(19.3)
Cellnex Telecom SA	(414,119)	(10,411,560)	(752,490)	11.5
Industria de Diseno Textil SA	(107,730)	(3,668,650)	(497,246)	7.6

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the CIBOR plus or minus a specified spread (-0.35% to 0.35%), which is denominated in DKK based on the local currencies of the positions within the swap.	31-36 months maturity 01/14/2021	$48,795,624	$7,851,248	$(149,585)	$7,701,663

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock
Denmark
Carlsberg A/S	29,893	$3,517,166	$182,520	2.4%
Danske Bank A/S	97,058	3,023,735	(681,526)	(8.8)
Dfds A/S	34,902	2,221,569	274,997	3.6
DSV A/S	18,239	1,468,271	121,126	1.6
FLSmidth & Co. A/S	3,187	190,156	(4,908)	(0.1)
GN Store Nord A/S	106,494	4,838,683	1,413,125	18.3
H Lundbeck A/S	125,068	8,765,578	2,509,407	32.6
Jyske Bank A/S (Registered)	31,654	1,730,205	21,711	0.3
Novo Nordisk A/S	9,415	434,884	12,113	0.2
Orsted A/S	12,730	769,161	2,887	0.0

Short Positions

Common Stock
Denmark
AP Moller - Maersk A/S	(3,637)	(4,499,332)	1,027,492	13.3
Chr Hansen Holding A/S	(11,521)	(1,060,634)	(151,150)	(2.0)
Novozymes A/S	(31,870)	(1,611,929)	(86,629)	(1.1)
Pandora A/S	(147,436)	(10,275,910)	3,604,966	46.8
Tryg A/S	(26,320)	(616,372)	(28,915)	(0.4)
Vestas Wind Systems A/S	(23,028)	(1,421,664)	129,741	1.7
William Demant Holding A/S	(58,566)	(2,350,375)	(495,709)	(6.4)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR plus or minus a specified spread (-1.65% to 0.35%), which is denominated in CHF based on the local currencies of the positions within the swap.	31-36 months maturity 01/14/2021	$66,393,744	$2,964,958	$(63,140)	$2,901,818

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock
Switzerland
Baloise Holding AG (Registered)	12,344	$1,790,586	$(24,731)	(0.9)%
Barry Callebaut AG (Registered)	251	449,771	(3,399)	(0.1)
Bucher Industries AG (Registered)	611	203,810	(40,270)	(1.4)
DKSH Holding AG	4,563	320,795	(42,517)	(1.5)
Flughafen Zurich AG (Registered)	13,361	2,718,497	(300,563)	(10.4)
GAM Holding AG	89,392	1,229,212	(204,484)	(7.0)
Georg Fischer AG (Registered)	2,224	2,840,014	(27,018)	(0.9)
Helvetia Holding AG (Registered)	5,121	2,921,468	113,650	3.9
Partners Group Holding AG	1,625	1,187,950	72,941	2.5
Roche Holding AG	27,834	6,175,200	38,143	1.3
Sika AG (Registered)	8,588	1,186,601	95,253	3.3
Straumann Holding AG (Registered)	139	105,416	13,609	0.5
Sunrise Communications Group AG	42,737	3,472,606	(410,590)	(14.1)
Swiss Life Holding AG (Registered)	1,817	630,048	20,945	0.7
Temenos AG (Registered)	79,693	11,984,758	2,474,265	85.3

Short Positions

Common Stock
Austria
ams AG	(58,922)	(4,369,663)	1,973,760	68.0

Switzerland
ABB Ltd. (Registered)	(3,195)	(69,695)	5,013	0.2
Adecco Group AG (Registered)	(1,158)	(68,338)	938	0.0
Aryzta AG	(54,254)	(811,528)	396,934	13.7
Chocoladefabriken Lindt & Spruengli AG	(572)	(3,707,489)	(504,697)	(17.4)
Credit Suisse Group AG (Registered)	(402,823)	(6,023,444)	904,737	31.2
Geberit AG (Registered)	(397)	(169,981)	2,016	0.1
Idorsia Ltd.	(11,403)	(300,879)	(18,026)	(0.6)
Kuehne + Nagel International AG (Registered)	(1,437)	(215,725)	3,303	0.1
LafargeHolcim Ltd. (Registered)	(9,235)	(449,027)	35,758	1.2
Panalpina Welttransport Holding AG (Registered)	(4,615)	(628,236)	63,746	2.2
Swatch Group AG (The)	(1,185)	(560,957)	(80,155)	(2.8)
Swisscom AG (Registered)	(157)	(70,074)	(1,126)	(0.0)
UBS Group AG (Registered)	(87,178)	(1,336,470)	191,662	6.6
Vifor Pharma AG	(65,170)	(10,395,506)	(1,784,139)	(61.5)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the STIBOR plus or minus a specified spread (-1.25% to 0.35%), which is denominated in SEK based on the local currencies of the positions within the swap.	31-36 months maturity 01/14/2021	$47,091,885	$(2,631,864)	$(105,482)	$(2,737,346)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock
Malta
Kindred Group plc	249,238	$3,122,395	$(418,693)	15.3%

Sweden
Boliden AB	224,476	7,244,623	154,425	(5.6)
Electrolux AB	109,388	2,482,409	(669,566)	24.5
Essity AB	23,306	573,364	(6,967)	0.3
Husqvarna AB	203,433	1,924,505	(23,961)	0.9
Sandvik AB	10,409	183,833	10,444	(0.4)
Securitas AB	15,273	250,448	5,479	(0.2)
SSAB AB	350,683	1,649,207	(226,350)	8.3
Svenska Cellulosa AB SCA	199,992	2,165,060	358,780	(13.1)
Swedish Match AB	31,087	1,536,373	350,201	(12.8)
Swedish Orphan Biovitrum AB	9,023	196,504	13,943	(0.5)
Tele2 AB	67,353	788,866	79,653	(2.9)
Volvo AB	15,275	242,767	(18,745)	0.7

Short Positions

Common Stock
Colombia
Millicom International Cellular SA	(49,271)	(2,895,762)	168,537	(6.2)
Sweden
Axfood AB	(9,472)	(181,796)	(23,695)	0.9
Elekta AB	(141,192)	(1,855,777)	(771,626)	28.2
Getinge AB	(64,996)	(590,036)	102,337	(3.7)
Hennes & Mauritz AB	(442,176)	(6,581,812)	54,446	(2.0)
Hexpol AB	(83,941)	(868,248)	(188,721)	6.9
NCC AB	(6,029)	(99,970)	9,663	(0.4)
Nordea Bank AB	(77,706)	(745,402)	10,603	(0.4)
Saab AB	(5,061)	(209,587)	1,458	(0.1)
Skandinaviska Enskilda Banken AB	(29,477)	(278,981)	(13,213)	0.5
Skanska AB	(37,514)	(679,031)	10,219	(0.4)
Svenska Handelsbanken AB	(184,237)	(2,040,508)	258,736	(9.5)
Swedbank AB	(3,505)	(74,678)	(2,535)	0.1
Telefonaktiebolaget LM Ericsson	(990,361)	(7,629,943)	(1,856,716)	67.8

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR plus or minus a specified spread (-4.75% to 0.35%), which is denominated in JPY based on the local currencies of the positions within the swap.	31-36 months maturity 01/14/2021	$885,833,485	$(17,022,924)	$(4,834,179)	$(21,857,103)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock
Japan
Aozora Bank Ltd.	187,900	$7,131,107	$(187,854)	0.9%
Haseko Corp.	563,300	7,764,022	121,501	(0.6)
Hikari Tsushin, Inc.	29,300	5,142,129	1,202,014	(5.5)
Hitachi Ltd.	2,639,000	18,591,712	(538,901)	2.5
Japan Airlines Co. Ltd.	222,800	7,894,043	(187,890)	0.9
Kajima Corp.	1,416,000	10,940,950	(1,636,803)	7.5
Kamigumi Co. Ltd.	239,600	4,973,100	(55,612)	0.3
Kirin Holdings Co. Ltd.	328,600	8,808,087	1,313,566	(6.0)
Konami Holdings Corp.	210,600	10,700,942	444,478	(2.0)
Lion Corp.	354,000	6,477,582	(133,545)	0.6
Marubeni Corp.	910,200	6,929,705	528,290	(2.4)
Nexon Co. Ltd.	446,500	6,478,432	2,156,643	(9.9)
Nippon Express Co. Ltd.	74,900	5,427,444	735,144	(3.4)
Nippon Shinyaku Co. Ltd.	85,900	5,330,788	586,572	(2.7)
Obayashi Corp.	849,800	8,823,832	(15,487)	0.1
Oji Holdings Corp.	837,000	5,186,878	61,189	(0.3)
Resona Holdings, Inc.	1,329,400	7,085,408	(255,411)	1.2
Sega Sammy Holdings, Inc.	362,600	6,206,070	1,061,733	(4.9)
Shimadzu Corp.	235,200	7,096,214	1,427,455	(6.5)
Square Enix Holdings Co. Ltd.	165,000	8,090,298	1,764,099	(8.1)
Taisei Corp.	315,400	17,368,905	2,872,093	(13.1)

Short Positions

Common Stock
Japan
AEON Financial Service Co. Ltd.	(238,900)	(5,091,921)	68,775	(0.3)
Alps Electric Co. Ltd.	(451,600)	(11,598,157)	(461,698)	2.1
Asics Corp.	(434,500)	(7,334,840)	(577,184)	2.6
Calbee, Inc.	(373,200)	(14,038,887)	(1,990,059)	9.1
Casio Computer Co. Ltd.	(694,800)	(11,284,260)	(2,081,430)	9.5
Chugoku Electric Power Co., Inc. (The)	(540,300)	(6,979,647)	(1,166,370)	5.3
CyberAgent, Inc.	(112,400)	(6,741,002)	(2,546,396)	11.7
DeNA Co. Ltd.	(579,200)	(10,845,940)	(1,241,873)	5.7
FamilyMart UNY Holdings Co. Ltd.	(60,800)	(6,402,509)	(2,410,704)	11.0
Hokuriku Electric Power Co.	(596,800)	(5,994,258)	(1,739,390)	8.0
Kakaku.com, Inc.	(527,400)	(11,875,981)	(3,317,349)	15.2
Kansai Paint Co. Ltd.	(436,300)	(9,054,307)	717,992	(3.3)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Japan (continued)
Kikkoman Corp.	(147,900)	$(7,467,270)	$(1,980,435)	9.1%
M3, Inc.	(173,411)	(6,896,252)	(513,467)	2.3
Marui Group Co. Ltd.	(368,500)	(7,751,427)	(1,490,388)	6.8
MonotaRO Co. Ltd.	(119,200)	(5,265,737)	(1,571,272)	7.2
Murata Manufacturing Co. Ltd.	(100,600)	(16,888,368)	(3,431,605)	15.7
NGK Spark Plug Co. Ltd.	(563,600)	(16,022,456)	(3,070,903)	14.0
Nidec Corp.	(55,300)	(8,272,309)	(145,885)	0.7
Nippon Paint Holdings Co. Ltd.	(388,100)	(16,690,294)	(4,432,461)	20.3
Ricoh Co. Ltd.	(1,178,900)	(10,796,051)	667,557	(3.1)
Sawai Pharmaceutical Co. Ltd.	(126,300)	(5,743,746)	(69,689)	0.3
Shimano, Inc.	(67,000)	(9,831,892)	(651,152)	3.0
Sony Financial Holdings, Inc.	(545,400)	(10,391,561)	(902,309)	4.1
Start Today Co. Ltd.	(150,700)	(5,452,414)	(535,325)	2.4
Sumitomo Metal Mining Co. Ltd.	(216,200)	(8,251,654)	1,236,983	(5.7)
Yamaha Corp.	(125,000)	(6,487,214)	(1,570,352)	7.2
Yamato Holdings Co. Ltd.	(308,700)	(9,085,860)	(1,630,476)	7.5
Yaskawa Electric Corp.	(217,600)	(7,662,807)	1,411,264	(6.5)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR or Federal Funds Floating Rate plus or minus a specified spread (-1.79% to 0.30%), which is denominated in USD based on the local currencies of the positions within the swap.	31-57 months maturity 01/14/2021	$750,920,966	$(5,641,537)	$5,965,126	$323,589

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock
Israel
Orbotech Ltd.	147,776	$9,132,557	$(161,705)	(50.0)%

Netherlands
NXP Semiconductors NV	386,487	42,231,435	(1,195,721)	(369.5)

United States
Aetna, Inc.	121,893	22,367,366	114,766	35.5
Akorn, Inc.	632,000	10,484,880	(10,517,786)	(3250.4)
AmTrust Financial Services, Inc.	336,051	4,896,263	486,712	150.4
Andeavor	210,580	27,623,884	(1,623,920)	(501.8)
Avista Corp.	491,406	25,877,440	337,924	104.4
Cavium, Inc.	413,546	35,771,729	885,919	273.8
Dr Pepper Snapple Group, Inc.	21,841	2,664,602	68,244	21.1
Education Realty Trust, Inc.	110,000	4,565,000	6,846	2.1
Envision Healthcare Corp.	280,849	12,360,164	(206,435)	(63.8)
Express Scripts Holding Co.	414,485	32,002,387	388,219	120.0

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE

United States (continued)
Financial Engines, Inc.	70,119	$3,148,343	$20,443	6.3%
Genworth Financial, Inc.	1,230,743	5,538,344	(166,784)	(51.5)
Gramercy Property Trust	146,567	4,004,210	(31,187)	(9.6)
ILG, Inc.	380,156	12,556,553	23,073	7.1
Infinity Property & Casualty Corp.	25,368	3,611,135	464,005	143.4
KapStone Paper and Packaging Corp.	461,564	15,923,958	(22,900)	(7.1)
Mitel Networks Corp.	464,661	5,097,331	(42,476)	(13.1)
NxStage Medical, Inc.	513,871	14,337,001	(718,608)	(222.1)
Oclaro, Inc.	294,582	2,630,617	76,559	23.7
Pinnacle Entertainment, Inc.	163,881	5,527,706	422,077	130.4
Pinnacle Foods, Inc.	198,000	12,881,880	(13,289)	(4.1)
Rockwell Collins, Inc.	259,284	34,920,369	596,412	184.3
RSP Permian, Inc.	610,411	26,870,292	(239,389)	(74.0)
SCANA Corp.	464,219	17,881,716	(2,678,057)	(827.6)
Shire plc, ADR	26,356	4,448,893	159,491	49.3
Sprint Corp.	1,343,083	7,306,372	199,443	61.6
State Bank Financial Corp.	116,967	3,906,698	(82,840)	(25.6)
Tribune Media Co.	151,127	5,783,630	(201,882)	(62.4)
Twenty-First Century Fox, Inc.	249,372	12,391,295	3,386,086	1046.4
USG Corp.	217,611	9,383,386	16,646	5.1
Validus Holdings Ltd.	456,423	30,854,195	77,783	24.0
Vectren Corp.	189,169	13,516,125	245,787	76.0
VeriFone Systems, Inc.	600,800	13,710,256	24,280	7.5
WGL Holdings, Inc.	294,373	26,125,604	1,265,287	391.0
XL Group Ltd.	158,625	8,875,069	28,099	8.7

Short Positions

Common Stock
United States
Cadence Bancorp	(135,683)	(3,917,168)	120,966	37.4
Cigna Corp.	(100,886)	(17,145,576)	298,213	92.2
Conagra Brands, Inc.	(128,580)	(4,594,163)	(13,568)	(4.2)
Concho Resources, Inc.	(195,333)	(27,024,321)	579,377	179.0
CVS Health Corp.	(102,122)	(6,571,551)	898,075	277.5
Dominion Energy, Inc.	(310,563)	(21,174,185)	2,593,591	801.5
KLA-Tencor Corp.	(37,150)	(3,808,989)	341,359	105.5
Marathon Petroleum Corp.	(337,981)	(23,712,747)	1,875,495	579.6
Marriott Vacations Worldwide Corp.	(62,727)	(7,085,642)	549,142	169.7
Marvell Technology Group Ltd.	(899,752)	(19,290,683)	278,483	86.1
Praxair, Inc.	(137,452)	(21,738,034)	(3,550,259)	(1097.2)
T-Mobile US, Inc.	(137,764)	(8,231,399)	(244,468)	(75.5)
United Technologies Corp.	(59,220)	(7,404,277)	158,309	48.9

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the EURIBOR plus or minus a specified spread (-3.35% to 0.35%), which is denominated in EUR based on the local currencies of the positions within the swap.	31-47 months maturity 01/14/2021	$89,990,386	$3,561,143	$50,854	$3,611,997

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock
Germany
Linde AG	90,452	$21,489,486	$3,292,413	91.2%

Italy
Luxottica Group SpA	428,921	27,616,395	1,626,066	45.0

Netherlands
Gemalto NV	223,791	13,004,899	74,772	2.1

Short Positions

Common Stock
France
Essilor International Cie Generale d’Optique SA	(197,733)	(27,879,606)	(1,432,108)	(39.6)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

Collateral pledged to, or (received from), each counterparty at June 30, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
BANA
Cash	$(2,844,126)	$—	$(2,844,126)

BARC
Cash	—	52,078,066	52,078,066

CITG
Cash	—	(2,350,316)	(2,350,316)
Investment Companies	—	9,873,931	9,873,931

DTBK
Cash	1,480,000	—	1,480,000
Investment Companies	30,418,893	—	30,418,893

GSCO
Cash	—	18,978,117	18,978,117

GSIN
Investment Companies	170,331,926	—	170,331,926

JPMC
Investment Companies	572,145,869	—	572,145,869

JPMS
Cash	—	11,026,016	11,026,016

MLIN
Cash	660,000	—	660,000

MSCL
Cash	—	4,146,287	4,146,287

MSCS
Cash	32,488,993	—	32,488,993

MSIP
Cash	(600,000)	—	(600,000)

Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at June 30, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
CITI
Cash	$(1,110,000)	$—	$(1,110,000)
Investment Companies	1,093,386	—	1,093,386

GSCO
Cash	—	1,719,378	1,719,378

GSIN
Cash	1,850,275	—	1,850,275

JPPC
Cash	—	1,239,747	1,239,747

MACQ
Cash	430,000	—	430,000

MLIN
Cash	736,665	—	736,665

MSCL
Cash	—	(8,579,467)	(8,579,467)
U.S. Treasury Bills	—	9,634,705	9,634,705

SOCG
Cash	1,190,000	—	1,190,000

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2018

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND

INVESTMENTS	SHARES	VALUE
SHORT-TERM INVESTMENTS - 90.8%
INVESTMENT COMPANIES - 46.7%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 1.80% (a)	2,279,982	$2,279,982
Dreyfus Treasury & Agency Cash Management, Institutional Shares, 1.76% (a)	9,119,928	9,119,928
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 1.82% (a)(b)	35,225,596	35,225,596
Limited Purpose Cash Investment Fund, 1.85% (a)	97,695,279	97,695,279
UBS Select Treasury Preferred Fund, Class I, 1.76% (a)	11,399,911	11,399,911

TOTAL INVESTMENT COMPANIES (Cost $155,696,756)		155,720,696

	PRINCIPAL AMOUNT
U.S. TREASURY OBLIGATIONS - 44.1%
U.S. Treasury Bills
1.59%, 7/5/2018 (c)	$2,767,000	2,766,617
1.59%, 7/12/2018 (c)	5,839,000	5,836,281
1.61%, 7/19/2018 (c)	7,239,000	7,233,061
1.64%, 8/2/2018 (c)	6,565,000	6,554,770
1.66%, 8/9/2018 (c)	27,452,000	27,399,189
1.84%, 8/23/2018 (c)	12,006,000	11,974,372
1.85%, 8/30/2018 (c)	2,972,000	2,962,940
1.85%, 9/6/2018 (c)	602,000	599,928
1.87%, 9/13/2018 (c)	2,200,000	2,191,613
1.96%, 10/18/2018 (c)	1,093,000	1,086,647
2.01%, 10/25/2018 (c)	9,646,000	9,586,222

INVESTMENTS	PRINCIPAL AMOUNT	VALUE
U.S. TREASURY OBLIGATIONS - 44.1% (continued)
2.01%, 11/1/2018 (c)	$11,711,000	$11,632,816
2.02%, 11/8/2018 (c)	1,200,000	1,191,454
2.06%, 11/15/2018 (c)	26,511,000	26,310,444
2.10%, 11/23/2018 (c)	1,031,000	1,022,721
2.05%, 11/29/2018 (c)	17,497,000	17,349,187
2.09%, 12/6/2018 (c)	3,680,000	3,647,421
2.08%, 12/13/2018 (c)	6,911,000	6,846,971
2.10%, 12/27/2018 (c)	1,131,000	1,119,480

TOTAL U.S. TREASURY OBLIGATIONS (Cost $147,303,930)		147,312,134

TOTAL SHORT-TERM INVESTMENTS (Cost $303,000,686)		303,032,830

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 90.8% (Cost $303,000,686)		303,032,830

OTHER ASSETS IN EXCESS OF LIABILITIES - 9.2% (d)		30,812,638

NET ASSETS - 100.0%		$333,845,468

(a)	Represents 7-day effective yield as of June 30, 2018.
(b)	All or a portion of the security pledged as collateral for swap contracts.
(c)	The rate shown was the effective yield at the date of purchase.
(d)	Includes appreciation/(depreciation) on futures and swap contracts.

All securities are Level 2 with respect to ASC 820 (See Note 5).

Total return swap contracts outstanding as of June 30, 2018:

Over the Counter

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Corn September Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	08/24/2018	USD	(4,367,925)	$198,853
Corn September Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	08/24/2018	USD	(754,950)	714
Corn September Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	08/24/2018	USD	(6,542,900)	45,959
Corn September Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	08/24/2018	USD	(215,700)	3,703
Cotton No. 2 December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	11/09/2018	USD	4,699,520	205,755
Cotton No. 2 December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	11/09/2018	USD	41,960	1,937

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Lean Hogs July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	07/16/2018	USD	1,723,800	$ 138,643
Live Cattle August Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	08/03/2018	USD	2,390,640	37,487
Live Cattle August Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	08/03/2018	USD	4,909,350	81,753
Live Cattle October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	10/31/2018	USD	484,110	6,021
Live Cattle October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	10/31/2018	USD	968,220	8,110
Soybean Meal December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	11/23/2018	USD	(857,740)	35,530
Soybean Meal December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	11/23/2018	USD	(1,748,470)	9,535
Soybean Meal December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	11/23/2018	USD	(1,418,570)	175,861
Wheat September Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	08/24/2018	USD	(200,500)	9,869

								959,730

Coffee ‘C’ September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	08/10/2018	USD	1,683,337	(100,041)
Coffee ‘C’ September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	08/10/2018	USD	129,488	(8,197)
Coffee ‘C’ September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	08/10/2018	USD	1,165,388	(69,443)
Corn September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	08/24/2018	USD	754,950	(104,464)
Corn September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	08/24/2018	USD	4,367,925	(601,276)
Corn September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	08/24/2018	USD	6,039,600	(837,671)
Corn September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	08/24/2018	USD	215,700	(30,071)
Lean Hogs July Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	07/16/2018	USD	(1,723,800)	(112,105)
Lean Hogs August Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	08/14/2018	USD	1,009,140	(3,232)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Lean Hogs August Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	08/14/2018	USD	(489,280)	$ (2)
Lean Hogs October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	10/12/2018	USD	119,550	(341)
Live Cattle August Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	08/03/2018	USD	(469,590)	(5,953)
Live Cattle August Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	08/03/2018	USD	(981,870)	(9,323)
Soybean November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	10/26/2018	USD	880,000	(142,850)
Soybean November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	10/26/2018	USD	2,244,000	(364,813)
Soybean November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	10/26/2018	USD	8,140,000	(1,305,975)
Soybean November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	10/26/2018	USD	308,000	(49,164)
Soybean Meal December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	11/23/2018	USD	1,616,510	(225,737)
Soybean Meal December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	11/23/2018	USD	1,418,570	(198,267)
Soybean Meal December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	11/23/2018	USD	1,748,470	(244,522)
Soybean Oil December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	11/23/2018	USD	2,855,040	(183,031)
Soybean Oil December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	11/23/2018	USD	910,044	(62,810)
Soybean Oil December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	11/23/2018	USD	3,550,956	(235,267)
Soybean Oil December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	11/23/2018	USD	463,944	(30,438)

								(4,924,993)

								$(3,965,263)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND

Futures contracts outstanding as of June 30, 2018:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
LME Aluminum Base Metal	18	7/2018	USD	$965,250	$(59,903)
LME Aluminum Base Metal	29	7/2018	USD	1,553,052	(49,284)
LME Aluminum Base Metal	41	7/2018	USD	2,208,875	167,592
LME Aluminum Base Metal	154	7/2018	USD	8,298,675	(1,608,899)
LME Copper Base Metal	11	7/2018	USD	1,822,378	(49,819)
LME Copper Base Metal	18	7/2018	USD	2,983,500	(173,502)
LME Copper Base Metal	56	7/2018	USD	9,282,336	(443,709)
LME Lead Base Metal	5	7/2018	USD	300,765	3,588
LME Lead Base Metal	9	7/2018	USD	542,576	22,016
LME Lead Base Metal	10	7/2018	USD	602,925	20,396
LME Lead Base Metal	10	7/2018	USD	602,887	17,226
LME Nickel Base Metal	2	7/2018	USD	178,103	6,527
LME Nickel Base Metal	10	7/2018	USD	889,866	68,907
LME Nickel Base Metal	15	7/2018	USD	1,334,232	136,438
LME Nickel Base Metal	17	7/2018	USD	1,513,330	(132,991)
LME Nickel Base Metal	28	7/2018	USD	2,493,804	136,146
LME Zinc Base Metal	2	7/2018	USD	144,875	(11,393)
LME Zinc Base Metal	10	7/2018	USD	726,250	(80,917)
LME Zinc Base Metal	12	7/2018	USD	867,027	(118,508)
LME Zinc Base Metal	14	7/2018	USD	1,010,047	(126,880)
LME Zinc Base Metal	17	7/2018	USD	1,225,288	(98,437)
100 oz Gold	587	8/2018	USD	73,639,150	(3,190,241)
Brent Crude Oil	548	8/2018	USD	43,215,280	1,700,457
Lean Hogs	122	8/2018	USD	3,730,760	27,581
Live Cattle	441	8/2018	USD	18,826,290	395,400
LME Aluminum Base Metal	2	8/2018	USD	106,387	(7,285)
LME Aluminum Base Metal	4	8/2018	USD	213,411	(20,601)
LME Aluminum Base Metal	17	8/2018	USD	904,749	(65,067)
LME Aluminum Base Metal	47	8/2018	USD	2,499,730	(177,095)
LME Aluminum Base Metal	108	8/2018	USD	5,741,550	(536,456)
LME Copper Base Metal	24	8/2018	USD	3,974,952	(174,719)
LME Copper Base Metal	31	8/2018	USD	5,139,165	(193,821)
LME Copper Base Metal	47	8/2018	USD	7,786,138	(209,876)
LME Lead Base Metal	1	8/2018	USD	60,256	1,953
LME Lead Base Metal	2	8/2018	USD	120,492	(913)
LME Lead Base Metal	5	8/2018	USD	301,394	17,077
LME Lead Base Metal	8	8/2018	USD	482,030	14,481
LME Lead Base Metal	8	8/2018	USD	481,950	(17,870)
LME Nickel Base Metal	1	8/2018	USD	89,202	2,319
LME Nickel Base Metal	3	8/2018	USD	267,593	6,854
LME Nickel Base Metal	4	8/2018	USD	356,904	4,542
LME Nickel Base Metal	9	8/2018	USD	802,043	44,220
LME Nickel Base Metal	10	8/2018	USD	892,684	(20,879)
LME Nickel Base Metal	18	8/2018	USD	1,606,238	21,898
LME Zinc Base Metal	10	8/2018	USD	715,250	(50,904)
LME Zinc Base Metal	14	8/2018	USD	1,001,256	(58,236)
LME Zinc Base Metal	14	8/2018	USD	1,001,770	(71,284)
LME Zinc Base Metal	59	8/2018	USD	4,239,976	(296,561)
Natural Gas	228	8/2018	USD	6,614,280	(29,707)
NY Harbor ULSD	97	8/2018	USD	9,028,799	179,572
WTI Crude Oil	717	8/2018	USD	51,953,820	4,614,994

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts (continued)
Cocoa	332	9/2018	USD	$ 8,339,840	$ (438,596)
Coffee ‘C’	335	9/2018	USD	14,459,438	(790,801)
Corn	1,072	9/2018	USD	19,269,200	(2,142,999)
LME Aluminum Base Metal	13	9/2018	USD	692,494	(15,313)
LME Aluminum Base Metal	18	9/2018	USD	958,455	(92,123)
LME Aluminum Base Metal	58	9/2018	USD	3,089,994	(55,810)
LME Aluminum Base Metal	79	9/2018	USD	4,205,940	(386,193)
LME Aluminum Base Metal	838	9/2018	USD	44,660,162	(3,213,165)
LME Copper Base Metal	5	9/2018	USD	828,188	(23,577)
LME Copper Base Metal	12	9/2018	USD	1,987,500	(52,010)
LME Copper Base Metal	21	9/2018	USD	3,478,781	(330,156)
LME Copper Base Metal	33	9/2018	USD	5,466,516	(329,262)
LME Copper Base Metal	34	9/2018	USD	5,632,100	(30,700)
LME Copper Base Metal	431	9/2018	USD	71,416,700	(3,072,701)
LME Lead Base Metal	2	9/2018	USD	120,512	(2,885)
LME Lead Base Metal	5	9/2018	USD	301,187	1,985
LME Lead Base Metal	7	9/2018	USD	421,750	(367)
LME Lead Base Metal	14	9/2018	USD	843,430	(36,791)
LME Lead Base Metal	17	9/2018	USD	1,024,207	(55,335)
LME Lead Base Metal	117	9/2018	USD	7,050,713	552
LME Nickel Base Metal	1	9/2018	USD	89,340	(2,228)
LME Nickel Base Metal	2	9/2018	USD	178,800	(606)
LME Nickel Base Metal	4	9/2018	USD	357,211	(20,991)
LME Nickel Base Metal	7	9/2018	USD	625,620	(6,440)
LME Nickel Base Metal	23	9/2018	USD	2,053,716	(94,862)
LME Nickel Base Metal	286	9/2018	USD	25,558,962	1,614,096
LME Zinc Base Metal	4	9/2018	USD	285,567	(12,007)
LME Zinc Base Metal	9	9/2018	USD	643,484	(68,489)
LME Zinc Base Metal	38	9/2018	USD	2,711,300	3,707
LME Zinc Base Metal	46	9/2018	USD	3,284,400	(183,561)
LME Zinc Base Metal	185	9/2018	USD	13,213,625	(1,593,331)
Low Sulphur Gasoil	386	9/2018	USD	26,199,750	483,322
Silver	609	9/2018	USD	49,322,910	(1,269,716)
Sugar No. 11	1,312	9/2018	USD	18,000,640	493,793
Wheat	132	9/2018	USD	3,308,250	(140,622)
Lean Hogs	31	10/2018	USD	741,210	(2,296)
Live Cattle	110	10/2018	USD	4,841,100	49,752
Soybean	869	11/2018	USD	38,236,000	(5,631,570)
100 oz Gold	147	12/2018	USD	18,614,610	12,625
Soybean Meal	510	12/2018	USD	16,824,900	(1,809,566)
Soybean Oil	627	12/2018	USD	11,188,188	(676,369)

					(20,387,179)

Short Contracts
LME Aluminum Base Metal	(18)	7/2018	USD	(965,250)	40,339
LME Aluminum Base Metal	(29)	7/2018	USD	(1,553,052)	64,672
LME Aluminum Base Metal	(41)	7/2018	USD	(2,208,875)	(166,171)
LME Aluminum Base Metal	(154)	7/2018	USD	(8,298,675)	1,922,621
LME Copper Base Metal	(11)	7/2018	USD	(1,822,378)	47,039
LME Copper Base Metal	(18)	7/2018	USD	(2,983,500)	161,947
LME Copper Base Metal	(56)	7/2018	USD	(9,282,336)	412,499
LME Lead Base Metal	(5)	7/2018	USD	(300,765)	(3,277)
LME Lead Base Metal	(9)	7/2018	USD	(542,576)	(23,528)
LME Lead Base Metal	(10)	7/2018	USD	(602,887)	(16,917)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts (continued)
LME Lead Base Metal	(10)	7/2018	USD	$ (602,925)	$ (16,275)
LME Nickel Base Metal	(2)	7/2018	USD	(178,103)	(6,329)
LME Nickel Base Metal	(10)	7/2018	USD	(889,866)	(64,291)
LME Nickel Base Metal	(15)	7/2018	USD	(1,334,232)	(131,876)
LME Nickel Base Metal	(17)	7/2018	USD	(1,513,330)	71,119
LME Nickel Base Metal	(28)	7/2018	USD	(2,493,804)	(141,886)
LME Zinc Base Metal	(2)	7/2018	USD	(144,875)	11,969
LME Zinc Base Metal	(10)	7/2018	USD	(726,250)	81,721
LME Zinc Base Metal	(12)	7/2018	USD	(867,027)	105,210
LME Zinc Base Metal	(14)	7/2018	USD	(1,010,048)	129,511
LME Zinc Base Metal	(17)	7/2018	USD	(1,225,288)	96,625
LME Aluminum Base Metal	(2)	8/2018	USD	(106,387)	7,432
LME Aluminum Base Metal	(4)	8/2018	USD	(213,411)	20,029
LME Aluminum Base Metal	(17)	8/2018	USD	(904,749)	63,026
LME Aluminum Base Metal	(47)	8/2018	USD	(2,499,730)	185,594
LME Aluminum Base Metal	(108)	8/2018	USD	(5,741,550)	525,641
LME Copper Base Metal	(24)	8/2018	USD	(3,974,952)	190,177
LME Copper Base Metal	(31)	8/2018	USD	(5,139,165)	207,469
LME Copper Base Metal	(47)	8/2018	USD	(7,786,138)	219,410
LME Lead Base Metal	(1)	8/2018	USD	(60,256)	(1,556)
LME Lead Base Metal	(2)	8/2018	USD	(120,492)	1,228
LME Lead Base Metal	(5)	8/2018	USD	(301,394)	(17,034)
LME Lead Base Metal	(8)	8/2018	USD	(481,950)	17,901
LME Lead Base Metal	(8)	8/2018	USD	(482,030)	(15,854)
LME Nickel Base Metal	(1)	8/2018	USD	(89,202)	(2,145)
LME Nickel Base Metal	(3)	8/2018	USD	(267,593)	(6,774)
LME Nickel Base Metal	(4)	8/2018	USD	(356,904)	(2,904)
LME Nickel Base Metal	(9)	8/2018	USD	(802,043)	(39,589)
LME Nickel Base Metal	(10)	8/2018	USD	(892,684)	19,286
LME Nickel Base Metal	(18)	8/2018	USD	(1,606,238)	(22,471)
LME Zinc Base Metal	(10)	8/2018	USD	(715,250)	52,471
LME Zinc Base Metal	(14)	8/2018	USD	(1,001,256)	56,668
LME Zinc Base Metal	(14)	8/2018	USD	(1,001,770)	74,121
LME Zinc Base Metal	(59)	8/2018	USD	(4,239,976)	255,892
RBOB Gasoline	(226)	8/2018	USD	(20,237,893)	(594,536)
LME Aluminum Base Metal	(13)	9/2018	USD	(692,494)	14,547
LME Aluminum Base Metal	(18)	9/2018	USD	(958,455)	86,475
LME Aluminum Base Metal	(58)	9/2018	USD	(3,089,994)	56,364
LME Aluminum Base Metal	(78)	9/2018	USD	(4,156,912)	225,862
LME Aluminum Base Metal	(79)	9/2018	USD	(4,205,940)	402,477
LME Copper Base Metal	(5)	9/2018	USD	(828,188)	23,153
LME Copper Base Metal	(12)	9/2018	USD	(1,987,500)	50,440
LME Copper Base Metal	(21)	9/2018	USD	(3,478,781)	354,544
LME Copper Base Metal	(33)	9/2018	USD	(5,466,516)	320,388
LME Copper Base Metal	(34)	9/2018	USD	(5,632,100)	8,227
LME Copper Base Metal	(107)	9/2018	USD	(17,729,900)	611,953
LME Lead Base Metal	(2)	9/2018	USD	(120,512)	3,207
LME Lead Base Metal	(5)	9/2018	USD	(301,188)	(390)
LME Lead Base Metal	(7)	9/2018	USD	(421,750)	497
LME Lead Base Metal	(14)	9/2018	USD	(843,430)	40,629
LME Lead Base Metal	(17)	9/2018	USD	(1,024,207)	59,067
LME Lead Base Metal	(26)	9/2018	USD	(1,566,825)	(4,069)
LME Nickel Base Metal	(1)	9/2018	USD	(89,340)	2,667
LME Nickel Base Metal	(2)	9/2018	USD	(178,800)	(853)
LME Nickel Base Metal	(4)	9/2018	USD	(357,211)	21,857

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts (continued)
LME Nickel Base Metal	(7)	9/2018	USD	$ (625,620)	$ 7,677
LME Nickel Base Metal	(23)	9/2018	USD	(2,055,441)	125,331
LME Nickel Base Metal	(23)	9/2018	USD	(2,053,716)	82,456
LME Zinc Base Metal	(4)	9/2018	USD	(285,567)	9,696
LME Zinc Base Metal	(9)	9/2018	USD	(643,484)	69,064
LME Zinc Base Metal	(38)	9/2018	USD	(2,711,300)	31,699
LME Zinc Base Metal	(46)	9/2018	USD	(3,284,400)	172,142
LME Zinc Base Metal	(183)	9/2018	USD	(13,070,775)	763,464
Cotton No. 2	(15)	12/2018	USD	(629,400)	85

					7,306,860

					$(13,080,319)

USD - United States Dollar

Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at June 30, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
CITI
Investment Companies	$3,420,592	$—	$3,420,592

GSCO
Cash	—	2,128,264	2,128,264

GSIN
Cash	640,090	—	640,090

JPPC
Cash	—	13,929,904	13,929,904

MACQ
Cash	1,860,000	—	1,860,000

MSCL
Cash	—	28,116,149	28,116,149

SOCG
Cash	1,210,225	—	1,210,225

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2018

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR RISK PARITY FUND

INVESTMENTS	PRINCIPAL AMOUNT		VALUE
FOREIGN GOVERNMENT SECURITIES - 15.5%
Deutsche Bundesrepublik Inflation Linked Bond
0.10%, 4/15/2023 (a)(b)	EUR	8,634,114	$10,920,274
0.10%, 4/15/2026 (a)(b)	EUR	9,544,724	12,426,195
France Government Bond OAT
1.10%, 7/25/2022 (a)(b)	EUR	4,880,067	6,380,182
0.25%, 7/25/2024 (a)(b)	EUR	3,440,550	4,440,692
0.10%, 3/1/2025	EUR	2,671,500	3,400,445
1.85%, 7/25/2027 (a)(b)	EUR	2,311,029	3,442,290
0.10%, 3/1/2028 (a)(b)	EUR	923,211	1,182,661
0.70%, 7/25/2030 (a)(b)	EUR	722,624	997,838
United Kingdom Index Linked Treasury Gilt
0.13%, 3/22/2024 (a)(b)	GBP	115,392	170,670
0.13%, 3/22/2024	GBP	7,615,872	11,264,208
0.13%, 3/22/2026	GBP	5,524,422	8,427,012

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $61,825,906)			63,052,467

U.S. TREASURY OBLIGATIONS - 25.9%
U.S. Treasury Inflation Linked Notes
0.13%, 4/15/2020		$19,180,000	20,301,491
0.13%, 4/15/2021 (c)		28,400,000	29,554,870
0.13%, 4/15/2022		16,750,000	16,901,129
0.38%, 7/15/2025		6,180,000	6,413,173
0.63%, 1/15/2026		11,530,000	12,091,552
0.13%, 7/15/2026		12,980,000	12,997,586
0.38%, 7/15/2027		6,680,000	6,656,170

TOTAL U.S. TREASURY OBLIGATIONS (Cost $106,177,895)			104,915,971

	SHARES
SHORT-TERM INVESTMENTS - 51.7%
INVESTMENT COMPANIES - 37.3%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 1.80% (d)		6,394,562	6,394,562
Dreyfus Treasury & Agency Cash Management, Institutional Shares, 1.76% (d)		25,578,249	25,578,249
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 1.82% (d)(e)		32,320,587	32,320,587
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 1.75% (d)(e)		2,086,310	2,086,310
Limited Purpose Cash Investment Fund, 1.85% (d)		53,010,533	53,010,533
UBS Select Treasury Preferred Fund, Class I, 1.76% (d)		31,973,657	31,973,657

TOTAL INVESTMENT COMPANIES (Cost $151,350,867)			151,363,898

INVESTMENTS	PRINCIPAL AMOUNT	VALUE
U.S. TREASURY OBLIGATIONS - 14.4%
U.S. Treasury Bills 1.59%, 7/5/2018 (f)	$1,288,000	$1,287,822
1.61%, 7/19/2018 (f)	3,544,000	3,541,092
1.63%, 7/26/2018 (f)	3,964,000	3,959,435
1.66%, 8/9/2018 (f)	23,499,000	23,453,794
1.85%, 8/30/2018 (f)	20,528,000	20,465,424
2.06%, 11/15/2018 (f)	1,901,000	1,886,619
2.05%, 11/29/2018 (f)	1,093,000	1,083,766
2.10%, 12/20/2018 (f)	2,920,000	2,891,861

TOTAL U.S. TREASURY OBLIGATIONS (Cost $58,571,905)		58,569,813

TOTAL SHORT-TERM INVESTMENTS (Cost $209,922,772)		209,933,711

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 93.1% (Cost $377,926,573)		377,902,149

OTHER ASSETS IN EXCESS OF LIABILITIES - 6.9% (g)		27,810,925

NET ASSETS - 100.0%		$405,713,074

(a)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At June 30, 2018, the value of these securities amounted to $39,960,802 or 9.85% of net assets.

(b)	Inflation protected security.
(c)	All or a portion of the security pledged as collateral for futures contracts.
(d)	Represents 7-day effective yield as of June 30, 2018.
(e)	All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(f)	The rate shown was the effective yield at the date of purchase.
(g)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2 with respect to ASC 820 (See Note 5).

The following abbreviations are used in portfolio descriptions:

EUR - Euro

GBP - British Pound

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR RISK PARITY FUND

Credit default swap contracts outstanding — sell protection as of June 30, 2018:

Exchange Cleared

REFERENCE ENTITY	FINANCING RATE RECEIVED	PAYMENT FREQUENCY	MATURITY DATE	CREDIT SPREAD		NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS)	UNREALIZED APPRECIATION (DEPRECIATION)	VALUE
iTraxx Europe Crossover Series 29.V1	5.00%	Quarterly	6/20/2023	3.19%	EUR	55,475,000	$6,446,940	$(1,168,826)	$5,278,114
iTraxx Europe Series 29.V1	1.00%	Quarterly	6/20/2023	0.73%	EUR	88,500,000	2,149,106	(772,792)	1,376,314
Markit CDX North America High Yield Index Series 30.V1	5.00%	Quarterly	6/20/2023	3.59%	USD	70,800,000	4,154,245	74,052	4,228,297
Markit CDX North America Investment Grade Index Series 30.V1	1.00%	Quarterly	6/20/2023	0.67%	USD	101,875,000	1,737,196	(175,915)	1,561,281

							14,487,487	(2,043,481)	12,444,006

Markit CDX Emerging Market Index Series 29.V1	1.00%	Quarterly	6/20/2023	1.90%	USD	14,750,000	$(287,161)	$(294,244)	$(581,405)

							(287,161)	(294,244)	(581,405)

							$14,200,326	$(2,337,725)	$11,862,601

Forward Effective Interest rate swap contracts outstanding as of June 30, 2018:

Exchange Cleared

PAY/RECEIVE FLOATING RATE	FLOATING RATE INDEX (a)	FIXED RATE	MATURITY DATE		NOTIONAL AMOUNT	UPFRONT PREMIUM PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	VALUE
Pay	6 Month Prague Interbank Offered Rate Semi-Annually	2.00% Annually	9/20/2023	CZK	110,300,000	$44,080	$(31,873)	$12,207
Pay	6 Month Singapore Interbank Offered Rate Semi-Annually	2.50% Semi-Annually	9/20/2023	SGD	1,600,000	3,706	3,110	6,816
Pay	6 Month Warsaw Interbank Offered Rate Semi-Annually	3.00% Annually	9/20/2023	PLN	68,600,000	271,165	147,513	418,678

						318,951	118,750	437,701

Pay	1 Month Mexico Equilibrium Interbank Interest Rate Monthly	7.50% Monthly	9/13/2023	MXN	395,500,000	(108,813)	(189,130)	(297,943)
Pay	3 Month Hong Kong Interbank Offered Rate Quarterly	2.50% Quarterly	9/20/2023	HKD	91,900,000	(77,812)	(63,681)	(141,493)
Pay	3 Month Johannesburg Interbank Agreed Rate Quarterly	7.50% Quarterly	9/20/2023	ZAR	150,100,000	84,125	(243,734)	(159,609)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR RISK PARITY FUND

PAY/RECEIVE FLOATING RATE	FLOATING RATE INDEX (a)	FIXED RATE	MATURITY DATE		NOTIONAL AMOUNT	UPFRONT PREMIUM PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	VALUE
Pay	6 Month Budapest Interbank Offered Rate Semi-Annually	1.50% Annually	9/20/2023	HUF	2,201,000,000	$ 24,035	$ (296,221)	$ (272,186)
Pay	6 Month Singapore Interbank Offered Rate Semi-Annually	2.00% Semi-Annually	9/20/2023	SGD	25,900,000	(269,117)	(73,172)	(342,289)
Pay	6 Month Warsaw Interbank Offered Rate Semi-Annually	2.50% Annually	9/20/2023	PLN	10,500,000	(8,823)	6,951	(1,872)
Receive	1 Month Mexico Equilibrium Interbank Interest Rate Monthly	8.00% Monthly	9/13/2023	MXN	120,500,000	81,800	(116,743)	(34,943)

						(274,605)	(975,730)	(1,250,335)

						$44,346	$(856,980)	$(812,634)

Forward Effective Interest rate swap contracts outstanding as of June 30, 2018:

Over the Counter

PAY/ RECEIVE FLOATING RATE	FLOATING RATE INDEX (a)	FIXED RATE	COUNTERPARTY	MATURITY DATE		NOTIONAL AMOUNT		UPFRONT PREMIUM PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	VALUE
Pay	3 Month Korean Certificate of Deposit Quarterly	2.14% Quarterly	CITI	3/15/2023	KRW	42,600,000	**	$—	$60	$60
Pay	3 Month Korean Certificate of Deposit Quarterly	2.17% Quarterly	CITI	3/15/2023	KRW	16,000,000	**	—	45	45
Pay	3 Month Korean Certificate of Deposit Quarterly	2.17% Quarterly	CITI	3/15/2023	KRW	341,700,000	**	—	927	927
Pay	3 Month Korean Certificate of Deposit Quarterly	2.20% Quarterly	CITI	3/15/2023	KRW	598,600,000	**	—	2,350	2,350
Pay	3 Month Korean Certificate of Deposit Quarterly	2.24% Quarterly	CITI	3/15/2023	KRW	1,547,800,000	**	—	8,266	8,266
Pay	3 Month Korean Certificate of Deposit Quarterly	2.24% Quarterly	CITI	3/15/2023	KRW	1,547,900,000	**	—	8,267	8,267
Pay	3 Month Korean Certificate of Deposit Quarterly	2.30% Quarterly	CITI	3/15/2023	KRW	1,097,000,000	**	—	8,518	8,518
Pay	3 Month Korean Certificate of Deposit Quarterly	2.30% Quarterly	CITI	3/15/2023	KRW	1,097,000,000	**	—	8,518	8,518
Pay	3 Month Korean Certificate of Deposit Quarterly	2.31% Quarterly	CITI	3/15/2023	KRW	1,757,600,000	**	—	14,890	14,890
Pay	3 Month Korean Certificate of Deposit Quarterly	2.25% Quarterly	CITI	9/20/2023	KRW	1,189,600,000	**	—	5,485	5,485
Pay	3 Month Korean Certificate of Deposit Quarterly	2.28% Quarterly	CITI	9/20/2023	KRW	1,065,300,000	**	—	6,266	6,266

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR RISK PARITY FUND

PAY/ RECEIVE FLOATING RATE	FLOATING RATE INDEX (a)	FIXED RATE	COUNTERPARTY	MATURITY DATE		NOTIONAL AMOUNT		UPFRONT PREMIUM PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	VALUE
Pay	3 Month Korean Certificate of Deposit Quarterly	2.32% Quarterly	CITI	9/20/2023	KRW	419,100,000	**	$ —	$ 3,220	$ 3,220
Pay	3 Month Korean Certificate of Deposit Quarterly	2.33% Quarterly	CITI	9/20/2023	KRW	8,681,600,000	**	—	67,616	67,616
Pay	3 Month Korean Certificate of Deposit Quarterly	2.34% Quarterly	CITI	9/20/2023	KRW	2,209,900,000	**	—	18,733	18,733
Pay	3 Month Korean Certificate of Deposit Quarterly	2.35% Quarterly	CITI	9/20/2023	KRW	646,600,000	**	—	5,653	5,653
Pay	3 Month Korean Certificate of Deposit Quarterly	2.35% Quarterly	CITI	9/20/2023	KRW	8,681,700,000	**	—	75,894	75,894
Pay	3 Month Korean Certificate of Deposit Quarterly	2.37% Quarterly	CITI	9/20/2023	KRW	11,575,600,000	**	—	112,229	112,229
Pay	3 Month Korean Certificate of Deposit Quarterly	2.38% Quarterly	CITI	9/20/2023	KRW	17,363,300,000	**	—	175,699	175,699
Receive	3 Month Korean Certificate of Deposit Quarterly	2.02% Quarterly	CITI	3/15/2023	KRW	82,300,000	**	—	267	267

								—	522,903	522,903

Pay	3 Month Korean Certificate of Deposit Quarterly	1.82% Quarterly	CITI	3/15/2023	KRW	282,400,000	**	—	(3,199)	(3,199)
Pay	3 Month Korean Certificate of Deposit Quarterly	1.85% Quarterly	CITI	3/15/2023	KRW	14,716,500,000	**	—	(152,991)	(152,991)
Pay	3 Month Korean Certificate of Deposit Quarterly	1.85% Quarterly	CITI	3/15/2023	KRW	14,716,600,000	**	—	(150,317)	(150,317)
Pay	3 Month Korean Certificate of Deposit Quarterly	1.87% Quarterly	CITI	3/15/2023	KRW	14,496,900,000	**	—	(136,359)	(136,359)
Pay	3 Month Korean Certificate of Deposit Quarterly	2.01% Quarterly	CITI	3/15/2023	KRW	663,600,000	**	—	(2,568)	(2,568)
Receive	3 Month Korean Certificate of Deposit Quarterly	2.17% Quarterly	CITI	3/15/2023	KRW	1,859,800,000	**	—	(5,274)	(5,274)
Receive	3 Month Korean Certificate of Deposit Quarterly	2.23% Quarterly	CITI	3/15/2023	KRW	679,000,000	**	—	(3,558)	(3,558)
Receive	3 Month Korean Certificate of Deposit Quarterly	2.24% Quarterly	CITI	3/15/2023	KRW	1,503,900,000	**	—	(8,517)	(8,517)
Receive	3 Month Korean Certificate of Deposit Quarterly	2.26% Quarterly	CITI	3/15/2023	KRW	8,615,700,000	**	—	(54,715)	(54,715)
Receive	3 Month Korean Certificate of Deposit Quarterly	2.27% Quarterly	CITI	3/15/2023	KRW	2,193,900,000	**	—	(14,819)	(14,819)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR RISK PARITY FUND

PAY/ RECEIVE FLOATING RATE	FLOATING RATE INDEX (a)	FIXED RATE	COUNTERPARTY	MATURITY DATE		NOTIONAL AMOUNT		UPFRONT PREMIUM PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	VALUE
Receive	3 Month Korean Certificate of Deposit Quarterly	2.28% Quarterly	CITI	3/15/2023	KRW	8,615,700,000	**	$ —	$ (61,677)	$ (61,677)
Receive	3 Month Korean Certificate of Deposit Quarterly	2.30% Quarterly	CITI	3/15/2023	KRW	11,487,600,000	**	—	(91,519)	(91,519)
Receive	3 Month Korean Certificate of Deposit Quarterly	2.31% Quarterly	CITI	3/15/2023	KRW	17,231,300,000	**	—	(144,239)	(144,239)
Receive	3 Month Korean Certificate of Deposit Quarterly	2.34% Quarterly	CITI	3/15/2023	KRW	652,900,000	**	—	(6,323)	(6,323)
Receive	3 Month Korean Certificate of Deposit Quarterly	2.26% Quarterly	CITI	9/20/2023	KRW	4,195,000,000	**	—	(21,118)	(21,118)
Receive	3 Month Korean Certificate of Deposit Quarterly	2.27% Quarterly	CITI	9/20/2023	KRW	1,831,400,000	**	—	(9,802)	(9,802)
Receive	3 Month Korean Certificate of Deposit Quarterly	2.31% Quarterly	CITI	9/20/2023	KRW	733,600,000	**	—	(5,154)	(5,154)
Receive	3 Month Korean Certificate of Deposit Quarterly	2.32% Quarterly	CITI	9/20/2023	KRW	873,700,000	**	—	(6,527)	(6,527)
Receive	3 Month Korean Certificate of Deposit Quarterly	2.36% Quarterly	CITI	9/20/2023	KRW	6,537,600,000	**	—	(60,614)	(60,614)
Receive	3 Month Korean Certificate of Deposit Quarterly	2.41% Quarterly	CITI	9/20/2023	KRW	765,100,000	**	—	(8,715)	(8,715)

								—	(948,005)	(948,005)

								$—	$(425,102)	$(425,102)

**	Non-deliverable currency.

(a)	Floating rate indices at June 30, 2018 were as follows:
1 Month Mexico Equilibrium Interbank Interest Rate: 8.1%
3 Month Hong Kong Interbank Offered Rate: 2.10%
3 Month Johannesburg Interbank Agreed Rate: 6.96%
3 Month Korean Certificate of Deposit: 1.65%
6 Month Budapest Interbank Offered Rate: 0.36%
6 Month Prague Interbank Offered Rate: 1.24%
6 Month Singapore Interbank Offered Rate: 1.66%
6 Month Warsaw Interbank Offered Rate: 1.68%

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR RISK PARITY FUND

Total return swap contracts outstanding as of June 30, 2018:

Over the Counter

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE		NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Corn September Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	08/24/2018	USD	(269,625)	$1,398
Corn September Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	08/24/2018	USD	(251,650)	4,914
Corn September Futures	Increases in total return of reference entity	Decreases in total returnof reference entity	At termination	MACQ	08/24/2018	USD	(305,575)	5,806
Corn September Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	08/24/2018	USD	(287,600)	4,979
Cotton No. 2 December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	11/09/2018	USD	881,160	38,690
Cotton No. 2 December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	11/09/2018	USD	83,920	3,815
Cotton No. 2 December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	11/09/2018	USD	83,920	3,396
Cotton No. 2 December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	11/09/2018	USD	83,920	3,765
Hang Seng Index July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	07/30/2018	HKD	1,436,300	611
Hang Seng Index July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	JPMC	07/30/2018	HKD	7,181,500	3,365
Hang Seng Index July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	07/30/2018	HKD	15,799,300	3,343
Hang Seng Index July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MSCS	07/30/2018	HKD	7,181,500	2,480
Lean Hogs July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	07/16/2018	USD	530,400	42,617
Lean Hogs July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	07/16/2018	USD	1,160,250	94,005
Lean Hogs July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	07/16/2018	USD	629,850	50,779
Lean Hogs August Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MLIN	08/14/2018	USD	(183,480)	—

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR RISK PARITY FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE		NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Live Cattle August Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	08/03/2018	USD	597,660	$ 9,362
Live Cattle August Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MLIN	08/03/2018	USD	(341,520)	—
Live Cattle August Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	08/03/2018	USD	1,835,670	31,075
Live Cattle August Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	08/03/2018	USD	1,451,460	23,909
Live Cattle October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	10/31/2018	USD	88,020	1,095
Live Cattle October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	10/31/2018	USD	264,060	2,212
MSCI Taiwan Index July Futures	Decreases in total returnof reference entity	Increases in total return of reference entity	At termination	JPMC	07/30/2018	USD	155,040	1,441
MSCI Taiwan Index July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	07/30/2018	USD	775,200	4,334
MSCI Taiwan Index July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MSCS	07/30/2018	USD	969,000	5,549
Soybean November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	10/26/2018	USD	(132,000)	1,875
Soybean Meal December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	11/23/2018	USD	(296,910)	2,203
Soybean Meal December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	11/23/2018	USD	(65,980)	7,760
Soybean Meal December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	11/23/2018	USD	(461,860)	9,701
Soybean Meal December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MLIN	11/23/2018	USD	(65,980)	8,500
Soybean Oil December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	11/23/2018	USD	(303,348)	721
Wheat September Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	08/24/2018	USD	(701,750)	49,932
Wheat September Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	08/24/2018	USD	(325,812)	28,988
Wheat September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	08/24/2018	USD	25,063	611

								453,231

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR RISK PARITY FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE		NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Coffee ‘C’ September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	08/10/2018	USD	302,138	$ (17,869)
Coffee ‘C’ September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	08/10/2018	USD	172,650	(9,611)
Coffee ‘C’ September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	08/10/2018	USD	517,950	(30,984)
Corn September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	08/24/2018	USD	1,348,125	(186,604)
Corn September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	08/24/2018	USD	287,600	(40,096)
Corn September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	08/24/2018	USD	251,650	(34,606)
Corn September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	08/24/2018	USD	557,225	(76,237)
HSCEI July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	JPMC	07/30/2018	HKD	11,412,450	(1,354)
HSCEI July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MSCS	07/30/2018	HKD	13,042,800	(11,324)
HSCEI July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	07/30/2018	HKD	30,433,200	(45,299)
iBovespa Index August Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MSCS	08/15/2018	BRL	4,023,910	(9,730)
KC HRW Wheat September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	08/24/2018	USD	97,700	(12,774)
KC HRW Wheat September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	08/24/2018	USD	24,425	(3,068)
KOSPI 200 Index September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MSCS	09/13/2018	KRW	3,675,000,000	(193,417)
Lean Hogs July Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MLIN	07/16/2018	USD	(1,160,250)	(62,290)
Lean Hogs July Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	07/16/2018	USD	(530,400)	(30,898)
Lean Hogs July Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	07/16/2018	USD	(629,850)	(44,740)
Lean Hogs August Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	08/14/2018	USD	(183,480)	(2,754)
Lean Hogs August Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	08/14/2018	USD	1,070,300	(9,590)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR RISK PARITY FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE		NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Lean Hogs August Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	08/14/2018	USD	458,700	$ (2,109)
Lean Hogs October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	10/12/2018	USD	143,460	(1,830)
Lean Hogs October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	10/12/2018	USD	47,820	(241)
Live Cattle August Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	08/03/2018	USD	(85,380)	(1,082)
Live Cattle August Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	08/03/2018	USD	(256,140)	(2,112)
Live Cattle October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	10/31/2018	USD	352,080	(40)
Soybean November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	10/26/2018	USD	2,332,000	(379,908)
Soybean November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	10/26/2018	USD	1,848,000	(297,100)
Soybean November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	10/26/2018	USD	88,000	(14,134)
Soybean November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	10/26/2018	USD	968,000	(155,315)
Soybean November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	10/26/2018	USD	748,000	(121,009)
Soybean Meal December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	11/23/2018	USD	329,900	(45,690)
Soybean Meal December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	11/23/2018	USD	65,980	(8,961)
Soybean Meal December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	11/23/2018	USD	593,820	(82,673)
Soybean Meal December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	11/23/2018	USD	1,253,620	(174,462)
Soybean Oil December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	11/23/2018	USD	1,588,116	(109,531)
Swiss Market Index September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	Monthly	MSCS	09/21/2018	CHF	2,315,250	(10,951)
TAIEX Index July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	07/18/2018	TWD	21,354,000	(739)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR RISK PARITY FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE		NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Wheat September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	08/24/2018	USD	701,750	$ (31,119)
Wheat September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	08/24/2018	USD	802,000	(37,868)
Wheat September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	08/24/2018	USD	125,313	(5,667)

								(2,305,786)

								$(1,852,555)

Futures contracts outstanding as of June 30, 2018:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
Amsterdam Exchange Index	23	7/2018	EUR	$2,963,129	$(68,545)
CAC 40 10 Euro Index	32	7/2018	EUR	1,988,250	(56,630)
Hang Seng Index	23	7/2018	HKD	4,210,628	3,537
HSCEI	32	7/2018	HKD	2,216,580	(15,522)
LME Aluminum Base Metal	2	7/2018	USD	107,525	(17,217)
LME Aluminum Base Metal	2	7/2018	USD	107,250	(6,656)
LME Aluminum Base Metal	4	7/2018	USD	214,214	(6,798)
LME Aluminum Base Metal	5	7/2018	USD	269,375	20,204
LME Aluminum Base Metal	7	7/2018	USD	377,212	(73,132)
LME Copper Base Metal	1	7/2018	USD	165,825	(4,428)
LME Copper Base Metal	1	7/2018	USD	165,788	(8,765)
LME Copper Base Metal	2	7/2018	USD	331,342	(9,608)
LME Copper Base Metal	2	7/2018	USD	331,700	(19,806)
LME Copper Base Metal	2	7/2018	USD	331,512	(15,847)
LME Nickel Base Metal	1	7/2018	USD	89,019	(7,823)
LME Nickel Base Metal	1	7/2018	USD	89,052	3,249
LME Nickel Base Metal	4	7/2018	USD	356,103	3,736
LME Zinc Base Metal	1	7/2018	USD	72,146	(9,063)
LME Zinc Base Metal	1	7/2018	USD	72,437	(5,465)
LME Zinc Base Metal	1	7/2018	USD	72,076	(5,702)
LME Zinc Base Metal	2	7/2018	USD	144,434	(17,709)
LME Zinc Base Metal	4	7/2018	USD	289,009	(39,503)
100 oz Gold	63	8/2018	USD	7,903,350	(392,758)
Brent Crude Oil	168	8/2018	USD	13,248,480	516,906
Live Cattle	14	8/2018	USD	597,660	7,948
LME Aluminum Base Metal	1	8/2018	USD	53,242	(4,923)
LME Aluminum Base Metal	5	8/2018	USD	266,102	(19,137)
LME Aluminum Base Metal	6	8/2018	USD	319,299	(21,245)
LME Aluminum Base Metal	10	8/2018	USD	531,935	(36,426)
LME Copper Base Metal	1	8/2018	USD	165,640	(4,401)
LME Copper Base Metal	3	8/2018	USD	497,400	(22,381)
LME Copper Base Metal	3	8/2018	USD	496,881	(19,015)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR RISK PARITY FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts (continued)
LME Lead Base Metal	1	8/2018	USD	$ 60,279	$ 3,415
LME Lead Base Metal	1	8/2018	USD	60,272	2,357
LME Nickel Base Metal	1	8/2018	USD	89,264	(299)
LME Nickel Base Metal	1	8/2018	USD	89,268	(2,088)
LME Nickel Base Metal	1	8/2018	USD	89,116	4,913
LME Zinc Base Metal	2	8/2018	USD	143,036	(8,319)
LME Zinc Base Metal	2	8/2018	USD	143,375	(11,581)
LME Zinc Base Metal	5	8/2018	USD	359,320	(25,132)
Natural Gas	62	8/2018	USD	1,798,620	(9,974)
NY Harbor ULSD	47	8/2018	USD	4,374,779	81,991
RBOB Gasoline	32	8/2018	USD	2,865,542	73,038
WTI Crude Oil	338	8/2018	USD	24,491,480	2,276,377
Australia 10 Year Bond	101	9/2018	AUD	9,669,144	123,711
Canada 10 Year Bond	116	9/2018	CAD	12,062,800	281,459
Cocoa	41	9/2018	USD	1,029,920	(98,389)
Coffee ‘C’	17	9/2018	USD	733,763	(38,279)
Corn	47	9/2018	USD	844,825	(120,362)
DAX Index	5	9/2018	EUR	1,796,733	(86,549)
EURO STOXX 50 Index	191	9/2018	EUR	7,563,619	(184,395)
Euro-Bund	564	9/2018	EUR	107,061,802	613,877
Feeder Cattle	9	9/2018	USD	679,275	15,759
FTSE 100 Index	69	9/2018	GBP	6,922,135	(48,403)
FTSE/JSE Top 40 Index	6	9/2018	ZAR	226,073	988
FTSE/MIB Index	9	9/2018	EUR	1,133,420	(26,442)
Japan 10 Year Bond	15	9/2018	JPY	20,436,255	15,904
KC HRW Wheat	17	9/2018	USD	415,225	(55,841)
LME Aluminum Base Metal	1	9/2018	USD	53,318	(757)
LME Aluminum Base Metal	1	9/2018	USD	53,244	(4,974)
LME Aluminum Base Metal	3	9/2018	USD	159,806	(3,534)
LME Aluminum Base Metal	3	9/2018	USD	159,827	(2,882)
LME Aluminum Base Metal	4	9/2018	USD	212,990	(19,450)
LME Aluminum Base Metal	125	9/2018	USD	6,661,719	(224,796)
LME Copper Base Metal	1	9/2018	USD	165,654	(13,841)
LME Copper Base Metal	1	9/2018	USD	165,638	(1,190)
LME Copper Base Metal	2	9/2018	USD	331,313	(33,827)
LME Copper Base Metal	2	9/2018	USD	331,275	(9,431)
LME Copper Base Metal	3	9/2018	USD	496,875	(12,721)
LME Copper Base Metal	3	9/2018	USD	496,950	(2,709)
LME Copper Base Metal	65	9/2018	USD	10,770,500	(448,712)
LME Lead Base Metal	1	9/2018	USD	60,247	(3,255)
LME Lead Base Metal	16	9/2018	USD	964,200	12,068
LME Nickel Base Metal	1	9/2018	USD	89,400	(303)
LME Nickel Base Metal	1	9/2018	USD	89,303	(5,248)
LME Nickel Base Metal	1	9/2018	USD	89,371	125
LME Nickel Base Metal	44	9/2018	USD	3,932,148	332,823
LME Zinc Base Metal	1	9/2018	USD	71,358	606
LME Zinc Base Metal	4	9/2018	USD	285,567	(6,949)
LME Zinc Base Metal	4	9/2018	USD	285,600	(15,962)
LME Zinc Base Metal	37	9/2018	USD	2,642,725	(344,029)
Long Gilt	132	9/2018	GBP	21,437,913	32,818
Low Sulphur Gasoil	89	9/2018	USD	6,040,875	105,999
Russell 2000 E-Mini Index	72	9/2018	USD	5,931,000	(111,147)
S&P 500 E-Mini Index	478	9/2018	USD	65,046,240	(1,461,619)
S&P Midcap 400 E-Mini Index	34	9/2018	USD	6,650,740	(161,316)
S&P/TSX 60 Index	21	9/2018	CAD	3,077,519	23,771

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR RISK PARITY FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts (continued)
Silver	69	9/2018	USD	$ 5,588,310	$ (152,642)
SPI 200 Index	27	9/2018	AUD	3,071,133	34,109
Sugar No. 11	138	9/2018	USD	1,893,360	75,070
TOPIX Index	80	9/2018	JPY	12,504,177	(289,591)
U.S. Treasury 10 Year Note	1,073	9/2018	USD	128,961,188	1,299,733
Wheat	49	9/2018	USD	1,228,062	(44,843)
Live Cattle	2	10/2018	USD	88,020	905
Soybean	27	11/2018	USD	1,188,000	(198,621)
100 oz Gold	15	12/2018	USD	1,899,450	1,288
Cotton No. 2	8	12/2018	USD	335,680	(1,153)

					768,624

Short Contracts
LME Aluminum Base Metal	(2)	7/2018	USD	(107,250)	4,482
LME Aluminum Base Metal	(2)	7/2018	USD	(107,525)	18,195
LME Aluminum Base Metal	(4)	7/2018	USD	(214,214)	8,920
LME Aluminum Base Metal	(5)	7/2018	USD	(269,375)	(20,499)
LME Aluminum Base Metal	(7)	7/2018	USD	(377,212)	87,392
LME Copper Base Metal	(1)	7/2018	USD	(165,788)	8,678
LME Copper Base Metal	(1)	7/2018	USD	(165,825)	4,387
LME Copper Base Metal	(2)	7/2018	USD	(331,700)	18,262
LME Copper Base Metal	(2)	7/2018	USD	(331,342)	8,959
LME Copper Base Metal	(2)	7/2018	USD	(331,512)	14,732
LME Nickel Base Metal	(1)	7/2018	USD	(89,052)	(3,341)
LME Nickel Base Metal	(1)	7/2018	USD	(89,019)	4,183
LME Nickel Base Metal	(4)	7/2018	USD	(356,103)	(3,342)
LME Zinc Base Metal	(1)	7/2018	USD	(72,437)	5,344
LME Zinc Base Metal	(1)	7/2018	USD	(72,146)	9,251
LME Zinc Base Metal	(1)	7/2018	USD	(72,076)	5,742
LME Zinc Base Metal	(2)	7/2018	USD	(144,434)	18,027
LME Zinc Base Metal	(4)	7/2018	USD	(289,009)	35,070
LME Aluminum Base Metal	(1)	8/2018	USD	(53,242)	5,068
LME Aluminum Base Metal	(5)	8/2018	USD	(266,102)	18,508
LME Aluminum Base Metal	(6)	8/2018	USD	(319,299)	20,433
LME Aluminum Base Metal	(10)	8/2018	USD	(531,935)	37,161
LME Copper Base Metal	(1)	8/2018	USD	(165,640)	4,268
LME Copper Base Metal	(3)	8/2018	USD	(497,400)	22,229
LME Copper Base Metal	(3)	8/2018	USD	(496,881)	18,502
LME Lead Base Metal	(1)	8/2018	USD	(60,272)	(2,413)
LME Lead Base Metal	(1)	8/2018	USD	(60,279)	(3,407)
LME Nickel Base Metal	(1)	8/2018	USD	(89,268)	1,929
LME Nickel Base Metal	(1)	8/2018	USD	(89,264)	(197)
LME Nickel Base Metal	(1)	8/2018	USD	(89,116)	(4,399)
LME Zinc Base Metal	(2)	8/2018	USD	(143,375)	11,342
LME Zinc Base Metal	(2)	8/2018	USD	(143,036)	8,095
LME Zinc Base Metal	(5)	8/2018	USD	(359,320)	21,686
LME Aluminum Base Metal	(1)	9/2018	USD	(53,318)	1,197
LME Aluminum Base Metal	(1)	9/2018	USD	(53,244)	5,104
LME Aluminum Base Metal	(3)	9/2018	USD	(159,806)	3,357
LME Aluminum Base Metal	(3)	9/2018	USD	(159,827)	2,910
LME Aluminum Base Metal	(4)	9/2018	USD	(212,990)	20,798
LME Aluminum Base Metal	(13)	9/2018	USD	(692,819)	21,762
LME Copper Base Metal	(1)	9/2018	USD	(165,654)	13,018
LME Copper Base Metal	(1)	9/2018	USD	(165,638)	1,980
LME Copper Base Metal	(2)	9/2018	USD	(331,313)	31,795

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR RISK PARITY FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts (continued)
LME Copper Base Metal	(2)	9/2018	USD	$ (331,275)	$ 9,261
LME Copper Base Metal	(3)	9/2018	USD	(496,875)	13,231
LME Copper Base Metal	(3)	9/2018	USD	(496,950)	726
LME Copper Base Metal	(17)	9/2018	USD	(2,816,900)	86,237
LME Lead Base Metal	(1)	9/2018	USD	(60,247)	3,475
LME Nickel Base Metal	(1)	9/2018	USD	(89,371)	(208)
LME Nickel Base Metal	(1)	9/2018	USD	(89,303)	5,464
LME Nickel Base Metal	(1)	9/2018	USD	(89,400)	(427)
LME Nickel Base Metal	(7)	9/2018	USD	(625,569)	226
LME Zinc Base Metal	(1)	9/2018	USD	(71,358)	399
LME Zinc Base Metal	(4)	9/2018	USD	(285,567)	8,157
LME Zinc Base Metal	(4)	9/2018	USD	(285,600)	14,969
LME Zinc Base Metal	(26)	9/2018	USD	(1,857,050)	144,980

					771,658

					$1,540,282

Forward foreign currency contracts outstanding as of June 30, 2018:

Over the Counter

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
BRL	852,266	USD	217,488	CITI**	9/19/2018	$609
BRL	1,278,399	USD	326,232	JPMC**	9/19/2018	913
EUR	504,000	USD	589,813	CITI	9/19/2018	2,304
EUR	756,000	USD	884,720	JPMC	9/19/2018	3,455
HKD	2,568,000	USD	327,676	CITI	9/19/2018	78
HKD	3,852,000	USD	491,515	JPMC	9/19/2018	117
INR	56,361,200	USD	812,792	CITI**	9/19/2018	1,444
INR	84,541,800	USD	1,219,189	JPMC**	9/19/2018	2,165
MXN	104,602,464	USD	5,106,754	CITI	9/19/2018	94,740
MXN	156,903,690	USD	7,660,140	JPMC	9/19/2018	142,099
TRY	30,071,200	USD	6,150,429	CITI	9/19/2018	177,513
TRY	45,106,800	USD	9,225,655	JPMC	9/19/2018	266,259
USD	531,105	BRL	1,974,800	CITI**	9/19/2018	25,749
USD	796,656	BRL	2,962,200	JPMC**	9/19/2018	38,623
USD	134,430	CNY	862,400	CITI**	9/19/2018	4,825
USD	201,645	CNY	1,293,600	JPMC**	9/19/2018	7,238
USD	25,983,897	EUR	22,001,882	CITI	9/19/2018	135,316
USD	38,977,510	EUR	33,002,820	JPMC	9/19/2018	204,642
USD	8,009,802	GBP	5,965,434	CITI	9/19/2018	108,961
USD	12,014,702	GBP	8,948,161	JPMC	9/19/2018	163,427
USD	86,346	HKD	676,000	CITI	9/19/2018	67
USD	129,518	HKD	1,014,000	JPMC	9/19/2018	101
USD	316,995	HUF	84,823,600	CITI	9/19/2018	14,781
USD	475,491	HUF	127,235,400	JPMC	9/19/2018	22,172
USD	693,127	KRW	748,541,600	CITI**	9/19/2018	19,300
USD	1,039,690	KRW	1,122,812,400	JPMC**	9/19/2018	28,949
USD	362,846	MXN	7,271,200	CITI	9/19/2018	1,276
USD	544,268	MXN	10,906,800	JPMC	9/19/2018	1,913
USD	2,098,827	PLN	7,678,400	CITI	9/19/2018	46,259

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR RISK PARITY FUND

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
USD	3,149,338	PLN	11,517,600	JPMC	9/19/2018	$ 70,487
USD	598,830	TRY	2,821,200	CITI	9/19/2018	5,159
USD	898,244	TRY	4,231,800	JPMC	9/19/2018	7,738
USD	408,335	ZAR	5,355,200	CITI	9/19/2018	21,961
USD	612,502	ZAR	8,032,800	JPMC	9/19/2018	32,940

Total unrealized appreciation						1,653,580

BRL	9,814,136	USD	2,612,074	CITI**	9/19/2018	(100,616)
BRL	14,721,199	USD	3,918,115	JPMC**	9/19/2018	(150,928)
CNY	10,751,600	USD	1,673,704	CITI**	9/19/2018	(57,910)
CNY	16,127,400	USD	2,510,559	JPMC**	9/19/2018	(86,869)
EUR	1,947,200	USD	2,312,203	CITI	9/19/2018	(24,564)
EUR	2,920,800	USD	3,468,108	JPMC	9/19/2018	(36,649)
HUF	84,823,600	USD	313,313	CITI	9/19/2018	(11,100)
HUF	127,235,400	USD	469,970	JPMC	9/19/2018	(16,650)
INR	49,302,400	USD	720,229	CITI**	9/19/2018	(7,970)
INR	73,953,600	USD	1,080,345	JPMC**	9/19/2018	(11,956)
KRW	6,871,870,400	USD	6,415,461	CITI**	9/19/2018	(229,493)
KRW	10,307,805,599	USD	9,623,203	JPMC**	9/19/2018	(344,251)
MXN	45,235,940	USD	2,257,850	CITI	9/19/2018	(8,435)
MXN	67,853,906	USD	3,386,780	JPMC	9/19/2018	(12,656)
PLN	20,390,400	USD	5,558,902	CITI	9/19/2018	(108,200)
PLN	30,585,600	USD	8,338,364	JPMC	9/19/2018	(162,310)
USD	8,773,671	EUR	7,503,294	CITI	9/19/2018	(41,461)
USD	13,160,491	EUR	11,254,941	JPMC	9/19/2018	(62,208)
USD	249,017	HKD	1,951,600	CITI	9/19/2018	(66)
USD	373,525	HKD	2,927,400	JPMC	9/19/2018	(100)
USD	995,496	MXN	20,351,600	CITI	9/19/2018	(16,514)
USD	1,493,242	MXN	30,527,400	JPMC	9/19/2018	(24,773)
USD	211,798	ZAR	2,976,400	CITI	9/19/2018	(2,947)
USD	317,696	ZAR	4,464,600	JPMC	9/19/2018	(4,421)
ZAR	52,096,400	USD	4,088,007	CITI	9/19/2018	(329,287)
ZAR	78,144,602	USD	6,132,018	JPMC	9/19/2018	(493,939)

Total unrealized depreciation						(2,346,273)

Net unrealized depreciation						$(692,693)

**	Non-deliverable forward.

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CNY - Chinese Renminbi

CZK - Czech Republic Koruna

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

INR - Indian Rupee

JPY - Japanese Yen

KRW - Korean Won

MXN - Mexican Peso

PLN - Poland Zloty

SGD - Singapore Dollar

TRY - Turkish Lira

TWD - New Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR RISK PARITY FUND

Collateral pledged to, or (received from), each counterparty at June 30, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
BARC
Cash	$—	$9,105,993	$9,105,993

CITG
Cash	—	2,268,966	2,268,966

CITI
Investment Companies	1,866,785	—	1,866,785

GSCO
Cash	—	(967,159)	(967,159)
U.S. Treasury Inflation Linked Notes	—	2,171,265	2,171,265

GSIN
Investment Companies	81,112	—	81,112

JPMC
Investment Companies	9,766,683	—	9,766,683

JPMS
Cash	—	81,266	81,266

MLIN
Cash	410,000	—	410,000

MSCL
Cash	—	(1,299,470)	(1,299,470)
U.S. Treasury Inflation Linked Notes	—	1,265,339	1,265,339

MSCS
Investment Companies	2,005,198	—	2,005,198

Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at June 30, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
CITI
Investment Companies	$394,533	$—	$394,533

GSCO
Cash	—	578,169	578,169

GSIN
Cash	810,087	—	810,087

JPPC
Cash	—	1,886,441	1,886,441

MACQ
Cash	560,000	—	560,000

MLIN
Cash	1,010,000	—	1,010,000

MSCL
Cash	—	1,543,542	1,543,542

SOCG
Cash	1,061,093	—	1,061,093

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2018

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR RISK PARITY II HV FUND

INVESTMENTS	PRINCIPAL AMOUNT		VALUE
FOREIGN GOVERNMENT SECURITIES - 26.0%
Deutsche Bundesrepublik Inflation Linked Bond
0.10%, 4/15/2023 (a)(b)	EUR	1,705,504	$2,157,091
0.10%, 4/15/2026 (a)(b)	EUR	1,763,699	2,296,145
France Government Bond OAT
1.10%, 7/25/2022 (a)(b)	EUR	915,710	1,197,197
0.25%, 7/25/2024 (a)(b)	EUR	637,914	823,350
0.10%, 3/1/2025	EUR	513,750	653,932
1.85%, 7/25/2027 (a)(b)	EUR	440,196	655,674
0.10%, 3/1/2028 (a)(b)	EUR	205,158	262,814
0.70%, 7/25/2030 (a)(b)	EUR	103,232	142,548
United Kingdom Index Linked Treasury Gilt
0.13%, 3/22/2024	GBP	1,430,861	2,116,306
0.13%, 3/22/2026	GBP	974,898	1,487,119

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $11,414,584)			11,792,176

U.S. TREASURY OBLIGATIONS - 41.7%
U.S. Treasury Inflation Linked Notes
0.13%, 4/15/2020 (c)		$3,370,000	3,567,050
0.13%, 4/15/2021 (c)		5,260,000	5,473,895
0.13%, 4/15/2022 (c)		3,150,000	3,178,421
0.38%, 7/15/2025		1,120,000	1,162,258
0.63%, 1/15/2026		2,000,000	2,097,407
0.13%, 7/15/2026		2,260,000	2,263,062
0.38%, 7/15/2027		1,180,000	1,175,791

TOTAL U.S. TREASURY OBLIGATIONS (Cost $19,154,951)			18,917,884

	SHARES
SHORT-TERM INVESTMENTS - 50.7%
INVESTMENT COMPANIES - 33.1%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 1.80% (d)		243,086	243,086
Dreyfus Treasury & Agency Cash Management, Institutional Shares, 1.76% (d)		972,342	972,342
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 1.82% (d)(e)		4,212,895	4,212,895
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 1.75% (d)(e)		296,522	296,522
Limited Purpose Cash Investment Fund, 1.85% (d)		8,089,883	8,089,883
UBS Select Treasury Preferred Fund, Class I, 1.76% (d)		1,215,428	1,215,428

TOTAL INVESTMENT COMPANIES (Cost $15,027,921)			15,030,156

INVESTMENTS	PRINCIPAL AMOUNT	VALUE
U.S. TREASURY OBLIGATIONS - 17.6%
U.S. Treasury Bills
1.63%, 7/26/2018 (f)	$3,837,000	$3,832,581
1.64%, 8/2/2018 (f)	1,148,000	1,146,211
1.85%, 8/30/2018 (f)	1,510,000	1,505,397
2.06%, 11/15/2018 (f)	1,486,000	1,474,759

TOTAL U.S. TREASURY OBLIGATIONS (Cost $7,958,925)		7,958,948

TOTAL SHORT-TERM INVESTMENTS (Cost $22,986,846)		22,989,104

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 118.4% (Cost $53,556,381)		53,699,164

LIABILITIES IN EXCESS OF OTHER ASSETS - (18.4)% (g)		(8,363,548)

NET ASSETS - 100.0%		$45,335,616

(a)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At June 30, 2018, the value of these securities amounted to $7,534,819 or 16.62% of net assets.

(b)	Inflation protected security.
(c)	On 6/30/2018, securities valued at $12,219,366 were pledged as collateral for reverse repurchase agreements outstanding.
(d)	Represents 7-day effective yield as of June 30, 2018.
(e)	All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(f)	The rate shown was the effective yield at the date of purchase.
(g)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2 with respect to ASC 820 (See Note 5).

The following abbreviations are used in portfolio descriptions:

EUR - Euro

GBP - British Pound

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR RISK PARITY II HV FUND

Reverse repurchase agreements at June 30, 2018:

Over the Counter

COUNTERPARTY	TRADE DATE	RATE	DUE DATE	PRINCIPAL AMOUNT AND VALUE OF REVERSE REPURCHASE AGREEMENT
CITI	6/12/2018	2.16%	7/12/2018	$3,146,003
MPFS	6/12/2018	2.15%	7/12/2018	5,398,075
MSCL	6/12/2018	2.18%	7/12/2018	3,509,012

				$12,053,090

The weighted average daily balance of the reverse repurchase agreements during the period ended June 30, 2018 was $11,976,307 at a net weighted average interest rate of 1.749%

Total return swap contracts outstanding as of June 30, 2018:

Over the Counter

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Corn September Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	08/24/2018	USD	(53,925)	$1,053
Corn September Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	08/24/2018	USD	(89,875)	967
Corn September Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	08/24/2018	USD	(107,850)	1,775
Cotton No. 2 December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	11/09/2018	USD	125,880	5,585
Cotton No. 2 December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	11/09/2018	USD	41,960	1,710
Cotton No. 2 December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	11/09/2018	USD	41,960	1,937
Hang Seng Index July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	07/30/2018	HKD	1,436,300	611
Hang Seng Index July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	07/30/2018	HKD	2,872,600	388
Lean Hogs July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	07/16/2018	USD	165,750	13,225
Lean Hogs July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	07/16/2018	USD	430,950	34,852

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR RISK PARITY II HV FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Live Cattle August Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	08/03/2018	USD	512,280	$ 7,790
Live Cattle August Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	08/03/2018	USD	213,450	3,228
Live Cattle October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	10/31/2018	USD	88,020	1,095
Live Cattle October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	10/31/2018	USD	44,010	369
MSCI Taiwan Index July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	07/30/2018	USD	232,560	1,486
Soybean Meal December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	11/23/2018	USD	(32,990)	270
Soybean Meal December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	11/23/2018	USD	(32,990)	3,390
Soybean Meal December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	11/23/2018	USD	(98,970)	2,772
Soybean Oil December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	11/23/2018	USD	(107,064)	787
Wheat September Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	08/24/2018	USD	(75,188)	3,057
Wheat September Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	08/24/2018	USD	(125,313)	11,362

								97,709

Coffee ‘C’ September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	08/10/2018	USD	129,488	(7,274)
Coffee ‘C’ September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	08/10/2018	USD	172,650	(9,951)
Coffee ‘C’ September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	08/10/2018	USD	43,163	(2,402)
Corn September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	08/24/2018	USD	53,925	(7,098)
Corn September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	08/24/2018	USD	143,800	(19,434)
Corn September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	08/24/2018	USD	305,575	(41,583)
Corn September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	08/24/2018	USD	179,750	(24,459)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR RISK PARITY II HV FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
HSCEI July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	07/30/2018	HKD	7,608,300	$ (11,325)
HSCEI July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	07/30/2018	HKD	6,521,400	(10,015)
iBovespa Index August Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	08/15/2018	BRL	731,620	(1,557)
iBovespa Index August Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	08/15/2018	BRL	365,810	(694)
KC HRW Wheat September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	08/24/2018	USD	24,425	(3,045)
KOSPI 200 Index September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	09/13/2018	KRW	375,000,000	(18,845)
KOSPI 200 Index September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	09/13/2018	KRW	600,000,000	(29,311)
Lean Hogs July Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	07/16/2018	USD	(165,750)	(9,989)
Lean Hogs July Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	07/16/2018	USD	(430,950)	(28,511)
Lean Hogs August Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	08/14/2018	USD	152,900	(343)
Lean Hogs August Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	08/14/2018	USD	244,640	(786)
Lean Hogs August Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	08/14/2018	USD	(61,160)	(687)
Lean Hogs August Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	08/14/2018	USD	(61,160)	(786)
Lean Hogs October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	10/12/2018	USD	23,910	(68)
Lean Hogs October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	10/12/2018	USD	23,910	(120)
Live Cattle August Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	08/03/2018	USD	(85,380)	(1,082)
Live Cattle August Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	08/03/2018	USD	(42,690)	(352)
Soybean November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	10/26/2018	USD	88,000	(14,344)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR RISK PARITY II HV FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Soybean November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	10/26/2018	USD	748,000	$ (121,717)
Soybean November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	10/26/2018	USD	264,000	(41,950)
Soybean November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	10/26/2018	USD	176,000	(28,170)
Soybean Meal December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	11/23/2018	USD	131,960	(18,030)
Soybean Meal December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	11/23/2018	USD	98,970	(13,310)
Soybean Meal December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	11/23/2018	USD	263,920	(36,094)
Soybean Oil December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	11/23/2018	USD	410,412	(27,669)
Swiss Market Index September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	Monthly	MLIN	09/21/2018	CHF	514,500	(1,865)
TAIEX Index July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	07/18/2018	TWD	4,270,800	(52)
TAIEX Index July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	07/18/2018	TWD	10,677,000	(369)
Wheat September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	08/24/2018	USD	150,375	(6,203)
Wheat September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	08/24/2018	USD	50,125	(1,466)
Wheat September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	08/24/2018	USD	75,188	(2,579)
Wheat September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	08/24/2018	USD	75,187	(2,385)

								(545,920)

								$(448,211)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR RISK PARITY II HV FUND

Futures contracts outstanding as of June 30, 2018:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
Amsterdam Exchange Index	4	7/2018	EUR	$515,327	$(11,947)
CAC 40 10 Euro Index	6	7/2018	EUR	372,797	(9,764)
Hang Seng Index	5	7/2018	HKD	915,354	(125)
HSCEI	7	7/2018	HKD	484,877	(2,770)
LME Aluminum Base Metal	1	7/2018	USD	53,887	(10,447)
LME Copper Base Metal	1	7/2018	USD	165,756	(7,923)
LME Lead Base Metal	1	7/2018	USD	60,131	289
LME Zinc Base Metal	1	7/2018	USD	72,252	(9,876)
100 oz Gold	16	8/2018	USD	2,007,200	(101,697)
Brent Crude Oil	35	8/2018	USD	2,760,100	108,758
Live Cattle	7	8/2018	USD	298,830	4,265
LME Aluminum Base Metal	1	8/2018	USD	53,220	(3,827)
LME Aluminum Base Metal	1	8/2018	USD	53,175	(4,505)
LME Aluminum Base Metal	2	8/2018	USD	106,387	(7,285)
LME Aluminum Base Metal	3	8/2018	USD	160,125	(9,720)
LME Copper Base Metal	1	8/2018	USD	165,776	(4,763)
LME Nickel Base Metal	2	8/2018	USD	178,219	11,186
LME Zinc Base Metal	2	8/2018	USD	143,798	(11,381)
Natural Gas	14	8/2018	USD	406,140	(1,723)
NY Harbor ULSD	10	8/2018	USD	930,804	18,885
RBOB Gasoline	7	8/2018	USD	626,837	16,149
WTI Crude Oil	68	8/2018	USD	4,927,280	455,935
Australia 10 Year Bond	26	9/2018	AUD	2,489,087	31,907
Canada 10 Year Bond	27	9/2018	CAD	2,807,721	68,498
Cocoa	8	9/2018	USD	200,960	(21,758)
Coffee ‘C’	3	9/2018	USD	129,487	(7,201)
Corn	9	9/2018	USD	161,775	(22,908)
DAX Index	1	9/2018	EUR	359,347	(15,703)
EURO STOXX 50 Index	38	9/2018	EUR	1,504,804	(35,352)
Euro-Bund	130	9/2018	EUR	24,677,366	145,772
Feeder Cattle	2	9/2018	USD	150,950	4,304
FTSE 100 Index	15	9/2018	GBP	1,504,812	(10,490)
FTSE/JSE Top 40 Index	5	9/2018	ZAR	188,394	(488)
FTSE/MIB Index	3	9/2018	EUR	377,807	(8,724)
Japan 10 Year Bond Mini	34	9/2018	JPY	4,632,218	4,660
KC HRW Wheat	4	9/2018	USD	97,700	(12,265)
LME Aluminum Base Metal	1	9/2018	USD	53,269	(1,178)
LME Aluminum Base Metal	28	9/2018	USD	1,492,225	(28,738)
LME Copper Base Metal	1	9/2018	USD	165,738	(8,090)
LME Copper Base Metal	1	9/2018	USD	165,638	(1,190)
LME Copper Base Metal	14	9/2018	USD	2,319,800	(90,665)
LME Lead Base Metal	4	9/2018	USD	241,050	2,893
LME Nickel Base Metal	9	9/2018	USD	804,303	77,248
LME Zinc Base Metal	1	9/2018	USD	71,442	(5,536)
LME Zinc Base Metal	1	9/2018	USD	71,392	(1,186)
LME Zinc Base Metal	8	9/2018	USD	571,400	(74,220)
Long Gilt	29	9/2018	GBP	4,709,844	4,350
Low Sulphur Gasoil	18	9/2018	USD	1,221,750	20,880
Russell 2000 E-Mini Index	16	9/2018	USD	1,318,000	(24,855)
S&P 500 E-Mini Index	104	9/2018	USD	14,152,320	(319,940)
S&P Midcap 400 E-Mini Index	8	9/2018	USD	1,564,880	(38,089)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR RISK PARITY II HV FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts (continued)
S&P/TSX 60 Index	4	9/2018	CAD	$ 586,194	$ 4,599
Silver	14	9/2018	USD	1,133,860	(30,344)
SPI 200 Index	5	9/2018	AUD	568,728	6,808
Sugar No. 11	33	9/2018	USD	452,760	21,669
TOPIX Index	18	9/2018	JPY	2,813,440	(69,664)
U.S. Treasury 10 Year Note	261	9/2018	USD	31,368,938	335,740
Wheat	11	9/2018	USD	275,687	(11,579)
Soybean	5	11/2018	USD	220,000	(37,446)
100 oz Gold	3	12/2018	USD	379,890	258
Cotton No. 2	2	12/2018	USD	83,920	3,876

					273,567

Short Contracts
LME Aluminum Base Metal	(1)	7/2018	USD	(53,887)	12,485
LME Copper Base Metal	(1)	7/2018	USD	(165,756)	7,366
LME Lead Base Metal	(1)	7/2018	USD	(60,131)	191
LME Zinc Base Metal	(1)	7/2018	USD	(72,252)	8,767
LME Aluminum Base Metal	(1)	8/2018	USD	(53,175)	4,325
LME Aluminum Base Metal	(1)	8/2018	USD	(53,220)	3,702
LME Aluminum Base Metal	(2)	8/2018	USD	(106,387)	7,432
LME Aluminum Base Metal	(3)	8/2018	USD	(160,125)	8,754
LME Copper Base Metal	(1)	8/2018	USD	(165,777)	4,653
LME Nickel Base Metal	(2)	8/2018	USD	(178,219)	(10,645)
LME Zinc Base Metal	(2)	8/2018	USD	(143,798)	10,381
LME Aluminum Base Metal	(1)	9/2018	USD	(53,269)	1,119
LME Aluminum Base Metal	(4)	9/2018	USD	(213,175)	10,690
LME Copper Base Metal	(1)	9/2018	USD	(165,738)	9,158
LME Copper Base Metal	(1)	9/2018	USD	(165,638)	1,980
LME Copper Base Metal	(3)	9/2018	USD	(497,100)	14,592
LME Nickel Base Metal	(2)	9/2018	USD	(178,734)	(11,387)
LME Zinc Base Metal	(1)	9/2018	USD	(71,442)	5,414
LME Zinc Base Metal	(1)	9/2018	USD	(71,392)	1,794
LME Zinc Base Metal	(5)	9/2018	USD	(357,125)	29,637

					120,408

					$393,975

Forward foreign currency contracts outstanding as of June 30, 2018:

Over the Counter

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
BRL	333	USD	85	CITI**	9/19/2018	$—
BRL	500	USD	128	JPMC**	9/19/2018	—
HKD	552,000	USD	70,435	CITI	9/19/2018	17
HKD	828,000	USD	105,653	JPMC	9/19/2018	25
USD	4,088	CHF	4,000	CITI	9/19/2018	20
USD	6,132	CHF	6,000	JPMC	9/19/2018	31
USD	2,418,152	EUR	2,047,291	CITI	9/19/2018	12,923
USD	3,627,225	EUR	3,070,938	JPMC	9/19/2018	19,379
USD	1,442,273	GBP	1,074,164	CITI	9/19/2018	19,610

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR RISK PARITY II HV FUND

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
USD	2,163,403	GBP	1,611,243	JPMC	9/19/2018	$ 29,413
USD	18,087	HKD	141,600	CITI	9/19/2018	14
USD	27,130	HKD	212,400	JPMC	9/19/2018	21

Total unrealized appreciation						81,453

BRL	3,665	USD	976	CITI**	9/19/2018	(38)
BRL	5,502	USD	1,465	JPMC**	9/19/2018	(56)
USD	12,567	CHF	12,400	CITI	9/19/2018	(41)
USD	18,850	CHF	18,600	JPMC	9/19/2018	(62)
USD	867,745	EUR	742,430	CITI	9/19/2018	(4,488)
USD	1,301,617	EUR	1,113,646	JPMC	9/19/2018	(6,733)
USD	67,319	HKD	527,600	CITI	9/19/2018	(18)
USD	100,979	HKD	791,400	JPMC	9/19/2018	(28)

Total unrealized depreciation						(11,464)

Net unrealized appreciation						$69,989

**	Non-deliverable forward.

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen KRW- Korean Won

TWD - New Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR RISK PARITY II HV FUND

Collateral pledged to, or (received from), each counterparty at June 30, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
BARC
Cash	$—	$1,979,517	$1,979,517

CITI
Cash	(50,000)	—	(50,000)
Investment Companies	193,859	—	193,859
U.S. Treasury Inflation Linked Notes	3,178,421	—	3,178,421

GSCO
Cash	—	287,028	287,028

GSIN
Investment Companies	296,522	—	296,522

JPMC
Investment Companies	357,411	—	357,411

JPMS
Cash	—	35,524	35,524

MPFS
U.S. Treasury Inflation Linked Notes	5,473,895	—	5,473,895

MSCL
Cash	—	(33,828)	(33,828)
U.S. Treasury Inflation Linked Notes	3,567,050	—	3,567,050

MLIN
Cash	130,002	—	130,002

Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at June 30, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
CITI
Investment Companies	$211,492	$—	$211,492

GSCO
Cash	—	118,193	118,193

GSIN
Cash	110,017	—	110,017

JPPC
Cash	—	389,143	389,143

MACQ
Cash	220,000	—	220,000

MSCL
Cash	—	357,748	357,748

SOCG
Cash	240,150	—	240,150

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2018

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR RISK PARITY II MV FUND

INVESTMENTS	PRINCIPAL AMOUNT		VALUE
FOREIGN GOVERNMENT SECURITIES - 15.8%
Deutsche Bundesrepublik Inflation Linked Bond
0.10%, 4/15/2023 (a)(b)	EUR	1,598,910	$2,022,273
0.10%, 4/15/2026 (a)(b)	EUR	1,867,446	2,431,212
France Government Bond OAT
1.10%, 7/25/2022 (a)(b)	EUR	882,209	1,153,397
0.25%, 7/25/2024 (a)(b)	EUR	533,337	688,375
0.10%, 3/1/2025	EUR	513,750	653,932
1.85%, 7/25/2027 (a)(b)	EUR	440,196	655,674
0.10%, 3/1/2028 (a)(b)	EUR	205,158	262,813
0.70%, 7/25/2030(a)(b)	EUR	103,232	142,548
United Kingdom Index Linked Treasury Gilt
0.13%, 3/22/2024	GBP	1,500,096	2,218,708
0.13%, 3/22/2026	GBP	1,083,220	1,652,355

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $11,636,393)			11,881,287

U.S. TREASURY OBLIGATIONS - 26.5%
U.S. Treasury Inflation Linked Notes
0.13%, 4/15/2020 (c)		$3,870,000	4,096,286
0.13%, 4/15/2021 (c)		5,160,000	5,369,828
0.13%, 4/15/2022		3,050,000	3,077,519
0.38%, 7/15/2025		1,210,000	1,255,654
0.63%, 1/15/2026		2,220,000	2,328,122
0.13%, 7/15/2026		2,450,000	2,453,319
0.38%, 7/15/2027		1,250,000	1,245,541

TOTAL U.S. TREASURY OBLIGATIONS (Cost $20,061,910)			19,826,269

	SHARES
SHORT-TERM INVESTMENTS - 53.5%
INVESTMENT COMPANIES - 37.1%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 1.80% (d)		666,907	666,907
Dreyfus Treasury & Agency Cash Management, Institutional Shares, 1.76% (d)		2,667,628	2,667,628
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 1.82% (d)(e)		3,567,480	3,567,480
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 1.75% (d)(e)		345,648	345,648
Limited Purpose Cash Investment Fund, 1.85% (d)		17,181,977	17,181,977
UBS Select Treasury Preferred Fund, Class I, 1.76% (d)		3,334,536	3,334,536

TOTAL INVESTMENT COMPANIES (Cost $27,761,057)			27,764,176

INVESTMENTS	PRINCIPAL AMOUNT	VALUE
U.S. TREASURY OBLIGATIONS - 16.4%
U.S. Treasury Bills
1.59%, 7/5/2018 (f)	$1,034,000	$1,033,857
1.61%, 7/19/2018 (f)	1,275,000	1,273,954
1.63%, 7/26/2018 (f)	5,410,000	5,403,769
1.64%, 8/2/2018 (f)	3,821,000	3,815,046
1.92%, 10/4/2018 (f)	792,000	788,041

TOTAL U.S. TREASURY OBLIGATIONS (Cost $12,315,232)		12,314,667

TOTAL SHORT-TERM INVESTMENTS (Cost $40,076,289)		40,078,843

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 95.8% (Cost $71,774,592)		71,786,399

OTHER ASSETS IN EXCESS OF LIABILITIES - 4.2% (g)		3,165,360

NET ASSETS - 100.0%		$74,951,759

(a)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At June 30, 2018, the value of these securities amounted to $7,356,292 or 9.81% of net assets.

(b)	Inflation protected security.
(c)	All or a portion of the security pledged as collateral for futures contracts.
(d)	Represents 7-day effective yield as of June 30, 2018.
(e)	All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(f)	The rate shown was the effective yield at the date of purchase.
(g)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2 with respect to ASC 820 (See Note 5).

The following abbreviations are used in portfolio descriptions:

EUR - Euro

GBP - British Pound

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR RISK PARITY II MV FUND

Total return swap contracts outstanding as of June 30, 2018:

Over the Counter

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Corn September Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	08/24/2018	USD	(53,925)	$93
Corn September Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	08/24/2018	USD	(71,900)	578
Corn September Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	08/24/2018	USD	(53,925)	765
Cotton No. 2 December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	11/09/2018	USD	209,800	9,335
Cotton No. 2 December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	11/09/2018	USD	83,920	3,815
Hang Seng Index July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	07/30/2018	HKD	1,436,300	1,238
Hang Seng Index July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	07/30/2018	HKD	1,436,300	1,404
Lean Hogs July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	07/16/2018	USD	298,350	24,134
Lean Hogs July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	07/16/2018	USD	232,050	18,686
Live Cattle August Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	08/03/2018	USD	512,280	7,790
Live Cattle August Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	08/03/2018	USD	213,450	3,228
Live Cattle October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	10/31/2018	USD	88,020	1,095
Live Cattle October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	10/31/2018	USD	44,010	369
MSCI Taiwan Index July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	07/30/2018	USD	345,648	3,456
MSCI Taiwan Index July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	07/30/2018	USD	38,760	429
Soybean Oil December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	11/23/2018	USD	(17,844)	6
Soybean Oil December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	11/23/2018	USD	(35,688)	66

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR RISK PARITY II MV FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Sugar No. 11 September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	09/17/2018	USD	13,720	$ 641
Wheat September Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	08/24/2018	USD	(75,188)	1,540
Wheat September Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	08/24/2018	USD	(150,375)	14,005

								92,673

100 oz Gold August Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	07/31/2018	USD	125,450	(6,595)
100 oz Gold August Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	07/31/2018	USD	125,450	(6,820)
Cocoa September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	08/03/2018	USD	25,120	(2,665)
Coffee ‘C’ September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	08/10/2018	USD	43,163	(2,418)
Coffee ‘C’ September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	08/10/2018	USD	172,650	(9,951)
Coffee ‘C’ September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	08/10/2018	USD	43,162	(2,402)
Corn September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	08/24/2018	USD	71,900	(9,878)
Corn September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	08/24/2018	USD	431,400	(58,823)
Corn September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	08/24/2018	USD	53,925	(7,167)
Corn September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	08/24/2018	USD	143,800	(19,339)
HSCEI July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	07/30/2018	HKD	9,238,650	(14,522)
HSCEI July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	07/30/2018	HKD	6,521,400	(9,707)
iBovespa Index August Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	08/15/2018	BRL	731,620	(1,387)
iBovespa Index August Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	08/15/2018	BRL	731,620	(1,557)
KC HRW Wheat September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	08/24/2018	USD	24,425	(3,077)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR RISK PARITY II MV FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
KOSPI 200 Index September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	09/13/2018	KRW	1,050,000,000	$ (51,311)
Lean Hogs July Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	07/16/2018	USD	(232,050)	(14,130)
Lean Hogs July Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	07/16/2018	USD	(298,350)	(16,816)
Lean Hogs August Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	08/14/2018	USD	(30,580)	(566)
Lean Hogs August Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	08/14/2018	USD	275,220	(819)
Lean Hogs August Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	08/14/2018	USD	(30,580)	(145)
Lean Hogs August Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	08/14/2018	USD	122,320	(744)
Lean Hogs October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	10/12/2018	USD	23,910	(120)
Live Cattle August Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	08/03/2018	USD	(42,690)	(352)
Live Cattle August Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	08/03/2018	USD	(85,380)	(1,082)
Silver September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	08/31/2018	USD	80,990	(1,510)
Soybean November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	10/26/2018	USD	264,000	(42,699)
Soybean November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	10/26/2018	USD	176,000	(27,265)
Soybean November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	10/26/2018	USD	704,000	(114,211)
Soybean November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	10/26/2018	USD	220,000	(34,858)
Soybean Meal December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	11/23/2018	USD	98,970	(13,210)
Soybean Meal December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	11/23/2018	USD	197,940	(27,179)
Soybean Oil December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	11/23/2018	USD	356,880	(24,326)
Soybean Oil December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	11/23/2018	USD	35,688	(2,176)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR RISK PARITY II MV FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Soybean Oil December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	11/23/2018	USD	17,844	$ (996)
Swiss Market Index September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	Monthly	MLIN	09/21/2018	CHF	686,000	(2,331)
TAIEX Index July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	07/30/2018	TWD	4,270,800	(148)
Wheat September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	08/24/2018	USD	225,563	(9,749)
Wheat September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	08/24/2018	USD	25,063	(733)
Wheat September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	08/24/2018	USD	125,312	(1,712)
Wheat September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	08/24/2018	USD	75,187	(2,385)

								(547,881)

								$(455,208)

Futures contracts outstanding as of June 30, 2018:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
Amsterdam Exchange Index	5	7/2018	EUR	$644,158	$(15,164)
CAC 40 10 Euro Index	8	7/2018	EUR	497,062	(12,991)
Hang Seng Index	7	7/2018	HKD	1,281,495	1,252
HSCEI	7	7/2018	HKD	484,877	(2,770)
LME Aluminum Base Metal	1	7/2018	USD	53,887	(10,447)
LME Aluminum Base Metal	1	7/2018	USD	53,625	(3,328)
LME Aluminum Base Metal	2	7/2018	USD	107,750	8,082
LME Copper Base Metal	1	7/2018	USD	165,850	(9,903)
LME Copper Base Metal	1	7/2018	USD	165,750	(8,978)
LME Nickel Base Metal	1	7/2018	USD	89,026	934
100 oz Gold	15	8/2018	USD	1,881,750	(93,207)
Brent Crude Oil	39	8/2018	USD	3,075,540	120,218
Live Cattle	7	8/2018	USD	298,830	3,593
LME Aluminum Base Metal	1	8/2018	USD	53,221	(3,827)
LME Aluminum Base Metal	1	8/2018	USD	53,175	(4,505)
LME Aluminum Base Metal	2	8/2018	USD	106,387	(7,285)
LME Copper Base Metal	1	8/2018	USD	165,627	(6,338)
LME Copper Base Metal	1	8/2018	USD	165,750	(5,180)
LME Zinc Base Metal	1	8/2018	USD	71,864	(5,026)
LME Zinc Base Metal	1	8/2018	USD	71,562	(5,440)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR RISK PARITY II MV FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts (continued)
Natural Gas	15	8/2018	USD	$ 435,150	$ (2,102)
NY Harbor ULSD	10	8/2018	USD	930,804	16,558
RBOB Gasoline	7	8/2018	USD	626,837	16,149
WTI Crude Oil	75	8/2018	USD	5,434,500	493,546
Australia 10 Year Bond	27	9/2018	AUD	2,584,821	33,206
Canada 10 Year Bond	29	9/2018	CAD	3,015,700	70,097
Cocoa	8	9/2018	USD	200,960	(20,512)
Coffee ‘C’	6	9/2018	USD	258,975	(13,008)
Corn	10	9/2018	USD	179,750	(25,198)
DAX Index	2	9/2018	EUR	718,693	(30,687)
EURO STOXX 50 Index	46	9/2018	EUR	1,821,605	(42,743)
Euro-Bund	142	9/2018	EUR	26,955,276	146,765
Feeder Cattle	2	9/2018	USD	150,950	4,304
FTSE 100 Index	17	9/2018	GBP	1,705,453	(11,899)
FTSE/JSE Top 40 Index	6	9/2018	ZAR	226,073	(979)
FTSE/MIB Index	1	9/2018	EUR	125,936	(2,853)
Japan 10 Year Bond	4	9/2018	JPY	5,449,668	5,365
Japan 10 Year Bond Mini	4	9/2018	JPY	544,967	544
KC HRW Wheat	4	9/2018	USD	97,700	(12,265)
LME Aluminum Base Metal	1	9/2018	USD	53,248	(4,863)
LME Aluminum Base Metal	1	9/2018	USD	53,269	(1,178)
LME Aluminum Base Metal	28	9/2018	USD	1,492,225	(33,947)
LME Copper Base Metal	1	9/2018	USD	165,638	(1,190)
LME Copper Base Metal	16	9/2018	USD	2,651,200	(101,016)
LME Lead Base Metal	4	9/2018	USD	241,050	2,893
LME Nickel Base Metal	8	9/2018	USD	714,936	70,359
LME Zinc Base Metal	1	9/2018	USD	71,400	(3,990)
LME Zinc Base Metal	7	9/2018	USD	499,975	(64,667)
Long Gilt	32	9/2018	GBP	5,197,070	8,673
Low Sulphur Gasoil	20	9/2018	USD	1,357,500	23,793
Russell 2000 E-Mini Index	17	9/2018	USD	1,400,375	(26,298)
S&P 500 E-Mini Index	115	9/2018	USD	15,649,200	(348,331)
S&P Midcap 400 E-Mini Index	8	9/2018	USD	1,564,880	(38,346)
S&P/TSX 60 Index	4	9/2018	CAD	586,194	4,600
Silver	14	9/2018	USD	1,133,860	(32,697)
SPI 200 Index	6	9/2018	AUD	682,474	7,008
Sugar No. 11	36	9/2018	USD	493,920	21,785
TOPIX Index	20	9/2018	JPY	3,126,044	(77,368)
U.S. Treasury 10 Year Note	285	9/2018	USD	34,253,438	382,606
Wheat	9	9/2018	USD	225,563	(12,287)
Live Cattle	1	10/2018	USD	44,010	452
Soybean	5	11/2018	USD	220,000	(38,695)
100 oz Gold	3	12/2018	USD	379,890	258
Cotton No. 2	2	12/2018	USD	83,920	1,293
Soybean Meal	2	12/2018	USD	65,980	(9,698)

					293,127

Short Contracts
LME Aluminum Base Metal	(1)	7/2018	USD	(53,625)	2,241
LME Aluminum Base Metal	(1)	7/2018	USD	(53,887)	12,484
LME Aluminum Base Metal	(2)	7/2018	USD	(107,750)	(8,200)
LME Copper Base Metal	(1)	7/2018	USD	(165,750)	9,579
LME Copper Base Metal	(1)	7/2018	USD	(165,850)	9,131
LME Nickel Base Metal	(1)	7/2018	USD	(89,026)	(835)
LME Aluminum Base Metal	(1)	8/2018	USD	(53,175)	4,324

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR RISK PARITY II MV FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts (continued)
LME Aluminum Base Metal	(1)	8/2018	USD	$ (53,220)	$ 3,702
LME Aluminum Base Metal	(2)	8/2018	USD	(106,387)	7,432
LME Copper Base Metal	(1)	8/2018	USD	(165,750)	6,285
LME Copper Base Metal	(1)	8/2018	USD	(165,627)	6,167
LME Zinc Base Metal	(1)	8/2018	USD	(71,864)	4,337
LME Zinc Base Metal	(1)	8/2018	USD	(71,562)	5,259
LME Aluminum Base Metal	(1)	9/2018	USD	(53,248)	5,200
LME Aluminum Base Metal	(1)	9/2018	USD	(53,269)	1,119
LME Aluminum Base Metal	(2)	9/2018	USD	(106,587)	4,794
LME Copper Base Metal	(1)	9/2018	USD	(165,638)	1,980
LME Copper Base Metal	(4)	9/2018	USD	(662,800)	28,051
LME Nickel Base Metal	(1)	9/2018	USD	(89,367)	(1,074)
LME Zinc Base Metal	(1)	9/2018	USD	(71,400)	3,742
LME Zinc Base Metal	(3)	9/2018	USD	(214,275)	15,098

					120,816

					$413,943

Forward foreign currency contracts outstanding as of June 30, 2018:

Over the Counter

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
HKD	564,000	USD	71,966	CITI	9/19/2018	$17
HKD	846,000	USD	107,950	JPMC	9/19/2018	26
USD	4,881	BRL	18,333	CITI**	9/19/2018	189
USD	7,322	BRL	27,500	JPMC**	9/19/2018	285
USD	1,225	CHF	1,200	CITI	9/19/2018	5
USD	1,837	CHF	1,800	JPMC	9/19/2018	7
USD	2,371,385	EUR	2,007,571	CITI	9/19/2018	12,821
USD	3,557,090	EUR	3,011,371	JPMC	9/19/2018	19,226
USD	1,583,973	GBP	1,179,403	CITI	9/19/2018	21,928
USD	2,375,946	GBP	1,769,097	JPMC	9/19/2018	32,889
USD	17,985	HKD	140,800	CITI	9/19/2018	14
USD	26,977	HKD	211,200	JPMC	9/19/2018	21

Total unrealized appreciation						87,428

USD	425	BRL	1,667	CITI**	9/19/2018	(1)
USD	638	BRL	2,500	JPMC**	9/19/2018	(2)
USD	15,406	CHF	15,200	CITI	9/19/2018	(49)
USD	23,109	CHF	22,800	JPMC	9/19/2018	(73)
USD	842,042	EUR	720,482	CITI	9/19/2018	(4,406)
USD	1,263,069	EUR	1,080,729	JPMC	9/19/2018	(6,609)
USD	69,923	HKD	548,000	CITI	9/19/2018	(19)
USD	104,884	HKD	822,000	JPMC	9/19/2018	(28)

Total unrealized depreciation						(11,187)

Net unrealized appreciation						$76,241

**	Non-deliverable forward.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR RISK PARITY II MV FUND

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

KRW - Korean Won

TWD - New Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

Collateral pledged to, or (received from), each counterparty at June 30, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
BARC
Cash	$—	$2,169,713	$2,169,713

CITI
Cash	(50,000)	—	(50,000)
Investment Companies	153,134	—	153,134

GSCO
Cash	—	(234,930)	(234,930)
U.S. Treasury Bills	—	544,601	544,601

GSIN
Investment Companies	345,648	—	345,648

JPMC
Investment Companies	367,172	—	367,172

JPMS
Cash	—	40,092	40,092

MLIN
Cash	130,002	—	130,002

MSCL
Cash	—	(382,436)	(382,436)
U.S. Treasury Bills	—	343,158	343,158

Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at June 30, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
CITI
Investment Companies	$291,743	$—	$291,743

GSCO
Cash	—	131,580	131,580

GSIN
Cash	180,011	—	180,011

JPPC
Cash	—	422,977	422,977

MACQ
Cash	280,000	—	280,000

MSCL
Cash	—	373,022	373,022

SOCG
Cash	180,197	—	180,197

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2018

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

INVESTMENTS	SHARES	VALUE
LONG POSITIONS - 128.5%
COMMON STOCKS - 50.5%

Brazil - 0.0% (a)
Yamana Gold, Inc.	385,613	$1,123,415

Canada - 1.8%
Air Canada *(b)	844,183	13,645,372
ARC Resources Ltd.	228,500	2,360,347
BRP, Inc.	20,742	999,983
Canadian Imperial Bank of Commerce	71,718	6,238,672
Canadian Natural Resources Ltd.	111,691	4,031,292
Canadian Tire Corp. Ltd., Class A	26,203	3,420,252
CGI Group, Inc., Class A *	79,096	5,012,351
CI Financial Corp.	43,544	782,676
Constellation Software, Inc.	1,014	786,387
Dollarama, Inc.	164,262	6,367,316
Fairfax Financial Holdings Ltd.	2,699	1,512,376
Fortis, Inc.	29,280	935,873
Franco-Nevada Corp.	44,285	3,232,150
Goldcorp, Inc.	68,424	939,454
Intact Financial Corp.	42,916	3,044,093
Kinross Gold Corp. *	1,339,015	5,041,741
Linamar Corp.	49,073	2,157,920
Magna International, Inc.	50,035	2,910,034
National Bank of Canada	63,675	3,057,214
Peyto Exploration & Development Corp.	206,653	1,590,787
Seven Generations Energy Ltd., Class A *	101,756	1,121,549
Sun Life Financial, Inc.	36,261	1,457,170
Teck Resources Ltd., Class B	23,066	587,594
Toronto-Dominion Bank (The)	204,648	11,844,724
Tourmaline Oil Corp.	196,307	3,507,589
West Fraser Timber Co. Ltd.	41,313	2,843,657

		89,428,573

Chile - 0.0% (a)
Lundin Mining Corp.	180,468	1,003,477

China - 0.0% (a)
Yangzijiang Shipbuilding Holdings Ltd. (2)	1,405,600	930,323

Italy - 2.8%
A2A SpA (2)	5,052,414	8,745,390
Assicurazioni Generali SpA (2)	564,908	9,444,115
Autogrill SpA (2)	188,189	2,324,429
DiaSorin SpA (2)	7,918	899,839
Enel SpA (2)(b)	7,159,948	39,674,574
Eni SpA (2)(b)	1,155,641	21,427,172
Hera SpA (2)	1,055,878	3,285,470
Intesa Sanpaolo SpA (2)(b)	5,897,510	17,063,096
Italgas SpA (2)	361,941	1,992,101
Mediobanca Banca di Credito Finanziario SpA (2)	203,451	1,881,928
Poste Italiane SpA (2)(b)(c)	1,836,069	15,324,993

INVESTMENTS	SHARES	VALUE

Italy - 2.8% (continued)
Terna Rete Elettrica Nazionale SpA (2)	1,533,228	$8,280,465
UnipolSai Assicurazioni SpA (2)	665,237	1,467,074

		131,810,646

Singapore - 0.0% (a)
DBS Group Holdings Ltd. (2)	28,600	556,185
Genting Singapore Ltd. (2)	744,500	666,635
Venture Corp. Ltd. (2)	66,000	862,290

		2,085,110

Spain - 1.3%
Repsol SA (2)(b)	3,139,846	61,286,923

Switzerland - 0.2%
Temenos AG (Registered) (2)*	73,581	11,065,595

United Kingdom - 0.2%
Fiat Chrysler Automobiles NV (2)*	537,592	10,141,266

United States - 44.2%
Aaron’s, Inc.	35,525	1,543,561
Accenture plc, Class A	38,202	6,249,465
Adobe Systems, Inc. *(b)	62,296	15,188,388
AGCO Corp.	19,501	1,184,101
Air Lease Corp.	142,239	5,969,771
Akamai Technologies, Inc. *(b)	241,009	17,649,089
Alphabet, Inc., Class A *(b)	12,570	14,193,918
Amazon.com, Inc. *(b)	22,727	38,631,355
Amdocs Ltd. (b)	300,008	19,857,530
ANSYS, Inc. *	19,933	3,471,930
Antero Resources Corp. *	521,340	11,130,609
Anthem, Inc. (b)	204,653	48,713,554
Apache Corp.	6,500	303,875
Applied Materials, Inc. (b)	461,084	21,297,470
AutoNation, Inc. *	48,327	2,347,726
AutoZone, Inc. *	918	615,914
Baxter International, Inc. (b)	369,488	27,282,994
Best Buy Co., Inc. (b)	517,599	38,602,533
Big Lots, Inc. (b)	326,556	13,643,510
Boeing Co. (The) (b)	72,414	24,295,621
Booking Holdings, Inc. *(b)	30,946	62,730,326
Booz Allen Hamilton Holding Corp.	55,574	2,430,251
Broadridge Financial Solutions, Inc.	96,116	11,062,952
CA, Inc. (b)	604,527	21,551,388
Cadence Design Systems, Inc. *(b)	363,712	15,752,367
Cardinal Health, Inc.	10,278	501,875
CDK Global, Inc.	119,582	7,778,809
Centene Corp. *(b)	143,530	17,684,331
Chesapeake Energy Corp. *(b)	3,419,566	17,918,526
Cigna Corp. (b)	152,315	25,885,934
Cimarex Energy Co.	4,016	408,588
Cirrus Logic, Inc. *(b)	517,546	19,837,538
Citrix Systems, Inc. *	62,949	6,599,573
CNX Resources Corp. *	466,830	8,300,237
Cognizant Technology Solutions Corp., Class A	26,652	2,105,241
Concho Resources, Inc. *	1,000	138,350
ConocoPhillips	4,700	327,214

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

INVESTMENTS	SHARES	VALUE

United States - 44.2% (continued)
CONSOL Energy, Inc. *	49,562	$1,900,703
Convergys Corp.	338,363	8,269,592
Cooper Cos., Inc. (The)	29,886	7,036,659
CoreLogic, Inc. *	25,803	1,339,176
Cummins, Inc.	30,258	4,024,314
Curtiss-Wright Corp.	13,758	1,637,477
Danaher Corp. (b)	169,943	16,769,975
Diamond Offshore Drilling, Inc. *	127,522	2,660,109
Dillard’s, Inc., Class A	84,857	8,018,987
DXC Technology Co.	76,672	6,180,530
Eaton Corp. plc (b)	276,080	20,634,219
eBay, Inc. *(b)	1,202,047	43,586,224
Electronic Arts, Inc. *	48,634	6,858,367
EMCOR Group, Inc.	12,938	985,617
Energen Corp. *	19,533	1,422,393
EOG Resources, Inc.	1,100	136,873
Esterline Technologies Corp. *	20,863	1,539,689
Euronet Worldwide, Inc. *	11,469	960,758
Expedia Group, Inc.	54,627	6,565,619
Facebook, Inc., Class A *(b)	268,608	52,195,907
Fair Isaac Corp. *	45,982	8,889,240
GameStop Corp., Class A	151,365	2,205,388
Gap, Inc. (The)	74,786	2,422,319
GATX Corp.	84,150	6,246,455
General Dynamics Corp. (b)	93,508	17,430,826
Genpact Ltd.	304,345	8,804,701
Globus Medical, Inc., Class A *	203,848	10,286,170
Harris Corp.	13,105	1,894,197
Helmerich & Payne, Inc.	48,504	3,092,615
HollyFrontier Corp. (b)	512,968	35,102,400
Honeywell International, Inc.	21,629	3,115,657
Humana, Inc. (b)	128,757	38,321,946
Huntington Ingalls Industries, Inc. (b)	177,556	38,492,365
IAC/InterActiveCorp *(b)	130,672	19,926,173
Intel Corp. (b)	1,271,964	63,229,329
International Business Machines Corp. (b)	391,214	54,652,596
Intuitive Surgical, Inc. *	9,774	4,676,664
ITT, Inc.	50,145	2,621,079
j2 Global, Inc.	113,403	9,821,834
Jack Henry & Associates, Inc.	42,813	5,581,103
KLA-Tencor Corp.	81,795	8,386,441
Kohl’s Corp. (b)	596,384	43,476,394
L3 Technologies, Inc. (b)	99,376	19,111,992
Laboratory Corp. of America Holdings *(b)	108,934	19,556,921
Lam Research Corp. (b)	150,964	26,094,127
Laredo Petroleum, Inc. *	938,756	9,030,833
Liberty Expedia Holdings, Inc., Class A *	27,000	1,186,380
Lockheed Martin Corp. (b)	71,983	21,265,938
Macy’s, Inc. (b)	782,935	29,305,257
Manhattan Associates, Inc. *	151,717	7,132,216
Marathon Oil Corp.	16,642	347,152
Marathon Petroleum Corp. (b)	272,812	19,140,490
Marvell Technology Group Ltd.	138,335	2,965,902
Match Group, Inc. *	153,657	5,952,672
Maxim Integrated Products, Inc.	35,952	2,108,944

INVESTMENTS	SHARES	VALUE

United States - 44.2% (continued)
McDermott International, Inc. *	62,182	$1,221,876
McKesson Corp. (b)	210,335	28,058,689
Medtronic plc	130,038	11,132,553
Micron Technology, Inc. *(b)	638,782	33,497,728
Microsoft Corp. (b)	345,895	34,108,706
MKS Instruments, Inc.	31,360	3,001,152
Murphy Oil Corp.	8,677	293,022
Murphy USA, Inc. *(b)	154,679	11,491,103
Netflix, Inc. *(b)	55,411	21,689,528
Newfield Exploration Co. *	63,861	1,931,795
Northrop Grumman Corp. (b)	149,781	46,087,614
NVIDIA Corp.	36,246	8,586,677
Oasis Petroleum, Inc. *	12,400	160,828
Oceaneering International, Inc.	262,990	6,695,725
ON Semiconductor Corp. *	330,296	7,344,132
Oracle Corp. (b)	1,321,838	58,240,182
Oshkosh Corp.	35,725	2,512,182
Owens Corning (b)	296,556	18,792,754
Patterson-UTI Energy, Inc.	7,100	127,800
PBF Energy, Inc., Class A (b)	609,093	25,539,269
Penske Automotive Group, Inc.	54,655	2,560,587
Phillips 66	51,507	5,784,751
Qorvo, Inc. *	114,580	9,185,879
Qurate Retail, Inc. *(b)	1,193,854	25,333,582
Range Resources Corp.	450,753	7,541,098
Raytheon Co. (b)	326,460	63,065,542
Red Hat, Inc. *	16,045	2,155,967
Rowan Cos. plc, Class A *	508,496	8,247,805
RPC, Inc.	310,817	4,528,604
Sally Beauty Holdings, Inc. *	70,640	1,132,359
Science Applications International Corp.	13,106	1,060,669
Signet Jewelers Ltd.	205,214	11,440,681
Skyworks Solutions, Inc. (b)	552,267	53,376,606
SM Energy Co.	4,965	127,551
Snap-on, Inc.	76,232	12,252,007
Southwestern Energy Co. *(b)	2,838,141	15,042,147
Spirit AeroSystems Holdings, Inc., Class A (b)	436,698	37,516,725
SS&C Technologies Holdings, Inc.	27,032	1,402,961
Star Group, Inc. (The) *	24,891	902,752
Symantec Corp.	50,278	1,038,241
Synopsys, Inc. *(b)	147,782	12,645,706
Target Corp. (b)	357,680	27,226,602
Texas Instruments, Inc. (b)	285,867	31,516,837
Textron, Inc. (b)	248,971	16,409,679
Total System Services, Inc.	6,926	585,386
Trinity Industries, Inc.	57,259	1,961,693
United Rentals, Inc. *(b)	117,360	17,324,683
UnitedHealth Group, Inc.	18,907	4,638,643
Universal Health Services, Inc., Class B	7,943	885,168
Valeant Pharmaceuticals International, Inc. *	152,417	3,547,682
Valero Energy Corp. (b)	452,121	50,108,570
Varian Medical Systems, Inc. *	26,009	2,957,743
VeriSign, Inc. *(b)	111,508	15,323,429
Versum Materials, Inc.	18,152	674,347

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

INVESTMENTS	SHARES	VALUE

United States - 44.2% (continued)
VMware, Inc., Class A *(b)	137,155	$20,157,670
WellCare Health Plans, Inc. *(b)	119,191	29,349,592
Whiting Petroleum Corp. *	2,724	143,609
Williams-Sonoma, Inc. (b)	442,715	27,173,847
Woodward, Inc.	86,979	6,685,206

		2,131,310,239

TOTAL COMMON STOCKS (Cost $2,386,589,817)		2,440,185,567

	NO. OF RIGHTS
RIGHTS - 0.0%

Italy - 0.0%
Intesa Sanpaolo SpA (3)*(d) (Cost $—)	11,550,677	—

	SHARES
SHORT-TERM INVESTMENTS - 78.0%
INVESTMENT COMPANIES - 55.7%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 1.80% (2)(e)	12,430,998	12,430,998
Dreyfus Treasury & Agency Cash Management, Institutional Shares, 1.76% (2)(e)	49,723,992	49,723,992
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 1.82% (2)(e)(f)	847,182,909	847,182,909
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 1.75% (2)(e)(f)	591,122,238	591,122,238
Limited Purpose Cash Investment Fund, 1.85% (2)(e)(g)	1,133,076,465	1,133,076,465
UBS Select Treasury Preferred Fund, Class I, 1.76% (2)(b)(e)	62,154,990	62,154,990

TOTAL INVESTMENT COMPANIES (Cost $2,695,422,239)		2,695,691,592

	PRINCIPAL AMOUNT
U.S. TREASURY OBLIGATIONS - 22.3%
U.S. Treasury Bills 1.59%, 7/12/2018 (2)(h)	$37,360,000	37,342,604
1.61%, 7/19/2018 (2)(h)	398,281,000	397,954,215
1.63%, 7/26/2018 (2)(h)(i)	45,655,000	45,602,421
1.64%, 8/2/2018 (2)(h)(i)	76,102,000	75,983,413
1.66%, 8/9/2018 (2)(h)	22,089,000	22,046,506
1.79%, 8/16/2018 (2)(h)	75,611,000	75,438,512
1.84%, 8/23/2018 (2)(h)	79,554,000	79,344,431
1.85%, 8/30/2018 (2)(h)	47,770,000	47,624,381
1.85%, 9/6/2018 (2)(h)(i)	17,775,000	17,713,817
1.87%, 9/13/2018 (2)(h)(i)	4,246,000	4,229,813
1.97%, 9/20/2018 (2)(h)	31,540,000	31,408,583
1.91%, 9/27/2018 (2)(h)	77,929,000	77,574,001
1.92%, 10/4/2018 (2)(h)	5,068,000	5,042,664
1.90%, 10/11/2018 (2)(h)	2,059,000	2,047,858
1.96%, 10/18/2018 (2)(h)(i)	66,521,000	66,134,347

INVESTMENTS	PRINCIPAL AMOUNT	VALUE
U.S. TREASURY OBLIGATIONS - 22.3% (continued)
2.01%, 10/25/2018 (2)(h)	$4,912,000	$4,881,559
2.02%, 11/8/2018 (2)(h)	4,082,000	4,052,928
2.06%, 11/15/2018 (2)(h)	49,430,000	49,056,062
2.10%, 11/23/2018 (2)(h)	6,186,000	6,136,326
2.05%, 11/29/2018 (2)(h)	7,835,000	7,768,811
2.08%, 12/13/2018 (2)(h)	1,409,000	1,395,946
2.10%, 12/20/2018 (2)(h)	6,711,000	6,646,329
2.10%, 12/27/2018 (2)(h)	13,094,000	12,960,630

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,078,369,957)		1,078,386,157

TOTAL SHORT-TERM INVESTMENTS (Cost $3,773,792,196)		3,774,077,749

TOTAL LONG POSITIONS (Cost $6,160,382,013)		6,214,263,316

	SHARES
SHORT POSITIONS - (35.2)%
COMMON STOCKS - (35.2)%

Argentina - (0.2)%
MercadoLibre, Inc.	(32,094)	(9,593,859)

Canada - (1.5)%
AltaGas Ltd.	(92,268)	(1,905,508)
Bombardier, Inc., Class B *	(1,007,166)	(3,983,770)
Cameco Corp.	(417,449)	(4,696,361)
Element Fleet Management Corp.	(648,666)	(3,049,295)
Enbridge, Inc.	(618,831)	(22,123,803)
Imperial Oil Ltd.	(45,973)	(1,528,179)
Inter Pipeline Ltd.	(75,995)	(1,424,346)
Keyera Corp.	(53,089)	(1,477,196)
Nutrien Ltd.	(62,339)	(3,391,386)
Pembina Pipeline Corp.	(149,836)	(5,189,239)
Shopify, Inc., Class A *	(49,674)	(7,243,755)
TransCanada Corp.	(265,935)	(11,506,015)
Wheaton Precious Metals Corp.	(246,678)	(5,445,248)

		(72,964,101)

Ghana - (0.1)%
Kosmos Energy Ltd. *	(733,243)	(6,063,920)

Italy - (1.2)%
Brembo SpA (2)	(53,523)	(721,852)
Buzzi Unicem SpA (2)	(300,137)	(7,333,266)
Ferrari NV (2)	(214,915)	(29,049,889)
Leonardo SpA (2)	(1,320,435)	(12,996,230)
Recordati SpA (2)	(16,777)	(664,791)
Saipem SpA (2)*	(140,250)	(643,210)
UniCredit SpA (2)	(120,645)	(1,999,620)
Unipol Gruppo SpA (2)	(1,183,101)	(4,558,630)

		(57,967,488)

Luxembourg - (0.4)%
Tenaris SA (2)	(942,238)	(17,195,861)

Netherlands - (0.1)%
Koninklijke Vopak NV (2)	(120,353)	(5,547,301)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

INVESTMENTS	SHARES	VALUE
Portugal - 0.0% (a)
Banco Espirito Santo SA (Registered) (3)*(d)	(216,618)	$(3)

Singapore - 0.0% (a)
CapitaLand Ltd. (2)	(573,600)	(1,327,597)
City Developments Ltd. (2)	(94,900)	(760,141)

		(2,087,738)

Switzerland - (0.2)%
STMicroelectronics NV (2)	(447,037)	(9,916,766)

United Kingdom - (0.2)%
CNH Industrial NV (2)	(755,560)	(7,981,350)
Pentair plc	(80,602)	(3,391,732)

		(11,373,082)

United States - (30.9)%
Acadia Healthcare Co., Inc. *	(320,193)	(13,099,096)
Acxiom Corp. *	(134,761)	(4,036,092)
Advance Auto Parts, Inc.	(127,395)	(17,287,502)
Advanced Micro Devices, Inc. *	(2,345,418)	(35,157,816)
Alliance Data Systems Corp.	(24,761)	(5,774,265)
Allscripts Healthcare Solutions, Inc. *	(659,322)	(7,911,864)
AmerisourceBergen Corp.	(171,260)	(14,603,340)
Anadarko Petroleum Corp.	(369,647)	(27,076,643)
AO Smith Corp.	(23,221)	(1,373,522)
Arconic, Inc.	(767,923)	(13,062,370)
athenahealth, Inc. *	(23,981)	(3,816,336)
Atlassian Corp. plc, Class A *	(325,263)	(20,335,443)
Autodesk, Inc. *	(202,782)	(26,582,692)
Baker Hughes a GE Co.	(420,946)	(13,903,846)
Brookdale Senior Living, Inc. *	(1,254,715)	(11,405,359)
Cabot Oil & Gas Corp.	(575,460)	(13,695,948)
CarMax, Inc. *	(299,164)	(21,800,081)
Cheniere Energy, Inc. *	(762,923)	(49,734,950)
Colfax Corp. *	(143,096)	(4,385,892)
CommVault Systems, Inc. *	(119,670)	(7,880,270)
Conduent, Inc. *	(615,194)	(11,178,075)
Cree, Inc. *	(165,455)	(6,877,964)
Cypress Semiconductor Corp.	(1,405,816)	(21,902,613)
DaVita, Inc. *	(241,649)	(16,780,107)
DENTSPLY SIRONA, Inc.	(91,327)	(3,997,383)
DexCom, Inc. *	(335,498)	(31,865,600)
Dollar Tree, Inc. *	(166,869)	(14,183,865)
Donaldson Co., Inc.	(110,724)	(4,995,867)
Dover Corp.	(14,767)	(1,080,944)
Ensco plc, Class A	(444,439)	(3,226,627)
Envision Healthcare Corp. *	(821,189)	(36,140,528)
EQT Corp.	(250,378)	(13,815,858)
Extraction Oil & Gas, Inc. *	(156,996)	(2,306,271)
Fastenal Co.	(556,198)	(26,769,810)
FireEye, Inc. *	(872,760)	(13,431,776)
First Data Corp., Class A *	(2,378,834)	(49,788,996)
Floor & Decor Holdings, Inc., Class A *	(16,445)	(811,232)
Flowserve Corp.	(402,093)	(16,244,557)
Fluor Corp.	(11,293)	(550,873)
Gartner, Inc. *	(226,892)	(30,153,947)
General Electric Co.	(4,357,672)	(59,307,916)
Genuine Parts Co.	(47,151)	(4,327,990)
Global Payments, Inc.	(18,609)	(2,074,717)

INVESTMENTS	SHARES	VALUE
United States - (30.9)% (continued)
GoDaddy, Inc., Class A *	(114,715)	$(8,098,879)
Graco, Inc.	(105,947)	(4,790,923)
Granite Construction, Inc.	(58,702)	(3,267,353)
Guidewire Software, Inc. *	(101,574)	(9,017,740)
Halliburton Co.	(12,039)	(542,477)
Halyard Health, Inc. *	(17,074)	(977,487)
Henry Schein, Inc. *	(12,360)	(897,830)
Hess Corp.	(1,084,234)	(72,524,412)
IDEXX Laboratories, Inc. *	(53,806)	(11,726,480)
KBR, Inc.	(117,743)	(2,109,955)
Kennametal, Inc.	(213,229)	(7,654,921)
Kinder Morgan, Inc.	(1,773,825)	(31,343,488)
KLX, Inc. *	(41,030)	(2,950,057)
L Brands, Inc.	(669,060)	(24,674,933)
Lennox International, Inc.	(28,626)	(5,729,494)
Lincoln Electric Holdings, Inc.	(28,887)	(2,535,123)
LKQ Corp. *	(217,596)	(6,941,312)
Lowe’s Cos., Inc.	(102,830)	(9,827,463)
Masco Corp.	(105,638)	(3,952,974)
Medidata Solutions, Inc. *	(118,721)	(9,564,164)
Middleby Corp. (The) *	(68,679)	(7,171,461)
Nabors Industries Ltd.	(1,753,325)	(11,238,813)
National Oilwell Varco, Inc.	(306,486)	(13,301,492)
Noble Energy, Inc.	(915,071)	(32,283,705)
Nordson Corp.	(6,957)	(893,348)
Nordstrom, Inc.	(25,161)	(1,302,837)
NOW, Inc. *	(337,016)	(4,492,423)
NuVasive, Inc. *	(46,151)	(2,405,390)
Occidental Petroleum Corp.	(96,165)	(8,047,087)
Office Depot, Inc.	(528,553)	(1,347,810)
ONEOK, Inc.	(852,130)	(59,504,238)
Owens & Minor, Inc.	(17,748)	(296,569)
Pandora Media, Inc. *	(1,110,330)	(8,749,400)
Patterson Cos., Inc.	(153,447)	(3,478,643)
Pool Corp.	(29,679)	(4,496,369)
Premier, Inc., Class A *	(405,144)	(14,739,139)
PTC, Inc. *	(59,607)	(5,591,733)
QUALCOMM, Inc.	(33,230)	(1,864,868)
Sabre Corp.	(63,890)	(1,574,250)
Schlumberger Ltd.	(577,951)	(38,740,056)
Sensata Technologies Holding plc *	(50,257)	(2,391,228)
ServiceNow, Inc. *	(53,435)	(9,215,934)
Splunk, Inc. *	(241,329)	(23,918,117)
Square, Inc., Class A *	(343,115)	(21,149,609)
Superior Energy Services, Inc. *	(874,615)	(8,518,750)
Tableau Software, Inc., Class A *	(229,967)	(22,479,274)
Targa Resources Corp.	(847,413)	(41,938,469)
Tenet Healthcare Corp. *	(809,718)	(27,182,233)
Terex Corp.	(56,624)	(2,388,967)
Tiffany & Co.	(71,392)	(9,395,187)
TJX Cos., Inc. (The)	(22,976)	(2,186,856)
Transocean Ltd. *	(908,083)	(12,204,636)
Twitter, Inc. *	(16,438)	(717,847)
Tyler Technologies, Inc. *	(4,380)	(972,798)
Ulta Beauty, Inc. *	(89,789)	(20,962,140)
Ultimate Software Group, Inc. (The) *	(64,092)	(16,491,513)
Univar, Inc. *	(356,265)	(9,348,394)
Veeva Systems, Inc., Class A *	(52,349)	(4,023,544)
WABCO Holdings, Inc. *	(34,027)	(3,981,840)
Wayfair, Inc., Class A *	(115,231)	(13,684,834)
Weatherford International plc *	(5,522,722)	(18,169,755)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

INVESTMENTS	SHARES	VALUE
United States - (30.9)% (continued)
Welbilt, Inc. *	(532,901)	$(11,889,021)
Williams Cos., Inc. (The)	(1,499,047)	(40,639,164)
Workday, Inc., Class A *	(262,709)	(31,819,314)
WPX Energy, Inc. *	(586,319)	(10,571,332)

		(1,491,624,695)

Zambia - (0.4)%
First Quantum Minerals Ltd.	(1,165,304)	(17,169,542)

TOTAL COMMON STOCKS (Proceeds $(1,565,755,880))		(1,701,504,356)

TOTAL SHORT POSITIONS (Proceeds $(1,565,755,880))		(1,701,504,356)

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 93.3% (Cost $4,594,626,133)		4,512,758,960

OTHER ASSETS IN EXCESS OF LIABILITIES - 6.7% (j)		321,581,708

NET ASSETS - 100.0%		$4,834,340,668

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$225,329,240	4.7%
Energy	(268,447,879)	(5.6)
Financials	64,066,768	1.3
Health Care	82,611,049	1.7
Industrials	176,863,535	3.7
Information Technology	416,000,317	8.6
Materials	(18,567,954)	(0.4)
Real Estate	(2,087,738)	0.0 (a)
Utilities	62,913,873	1.3
Short-Term Investments	3,774,077,749	78.0

Total Investments In Securities At Value	4,512,758,960	93.3
Other Assets in Excess of Liabilities (j)	321,581,708	6.7

Net Assets	$4,834,340,668	100.0%

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $1,898,183,441.
(c)

Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at June 30, 2018 amounted to $15,324,993, which represents approximately 0.32% of net assets of the fund.

(d)

Security fair valued as of June 30, 2018 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at June 30, 2018 amounted to $(3), which represents approximately (0.00)% of net assets of the fund.

(e)	Represents 7-day effective yield as of June 30, 2018.
(f)	All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(g)

As defined in Section 2a-3 of the Investment Company Act of 1940, an affiliated person is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. For the period ended June 30, 2018, transactions in and earnings from issuers considered to be an affiliated person were as follows:

AFFILIATE	SHARES HELD AT 12/31/17	SHARES PURCHASED	SHARES SOLD	SHARES HELD AT 06/30/18	VALUE AT 06/30/18	DIVIDEND INCOME	NET REALIZED GAIN (LOSS)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Other Controlled Affiliates:

SHORT-TERM INVESTMENTS - 23.4%
INVESTMENT COMPANIES - 23.4%

Limited Purpose Cash Investment Fund, 1.85% (a) (Cost $1,132,807,112)	1,084,486,894	1,906,846,553	(1,858,256,982)	1,133,076,465	$1,133,076,465	$8,395,349	$(128,810)	$269,353

(a)	Represents 7-day effective yield as of June 30, 2018.

(h)	The rate shown was the effective yield at the date of purchase.
(i)	All or a portion of the security pledged as collateral for futures contracts.
(j)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2) Level 2 security (See Note 5).

(3) Level 3 security (See Note 5).

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

Total return swap contracts outstanding as of June 30, 2018:

Over the Counter

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Corn September Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	08/24/2018	USD	(18,460,325)	$813,538
Hang Seng Index July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	07/30/2018	HKD	1,248,144,700	139,886
Hang Seng Index July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	07/30/2018	HKD	1,207,928,300	875,034
HSCEI July Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	07/30/2018	HKD	(433,129,650)	664,374
HSCEI July Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MLIN	07/30/2018	HKD	(311,940,300)	461,822
MSCI Singapore Index July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	07/30/2018	SGD	19,690,800	44,267
MSCI Taiwan Index July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	07/30/2018	USD	1,744,200	11,145
MSCI Taiwan Index July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	07/30/2018	USD	10,387,680	58,072
Soybean November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	10/26/2018	USD	(5,368,000)	364,486
Soybean November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	10/26/2018	USD	(32,032,000)	4,142,398
Soybean November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	10/26/2018	USD	(9,064,000)	1,268,273
Swiss Market Index September Futures	Increases in total return of reference entity	Decreases in total return of reference entity	Monthly	MLIN	09/21/2018	CHF	(383,559,750)	1,162,121
WIG20 Index September Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	09/21/2018	PLN	(31,051,600)	481,570

								10,486,986

iBovespa Index August Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MLIN	08/15/2018	BRL	(162,419,640)	(587,317)
KOSPI 200 Index September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	09/13/2018	KRW	20,475,000,000	(1,054,937)
KOSPI 200 Index September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	09/13/2018	KRW	117,825,000,000	(5,755,065)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
MSCI Emerging Markets Taiwan Net Total Return Index	Decreases in total return of reference entity and pays the LIBOR plus or minus a specified spread (0.5%)	Increases in total return of reference entity	Monthly	JPMC	09/21/2018	USD	1,773,967	$ (77,126)
MSCI Israel Daily Net Total Return Index	Decreases in total return of reference entity and pays the LIBOR plus or minus a specified spread (0.6%)	Increases in total return of reference entity	Monthly	JPMC	09/21/2018	USD	360,779	(6,914)
Soybean November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	10/26/2018	USD	32,032,000	(3,574,351)
Soybean November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	10/26/2018	USD	9,064,000	(1,050,870)
Soybean November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	10/26/2018	USD	59,224,000	(6,755,906)
TAIEX Index July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	07/18/2018	TWD	858,430,800	(29,697)
Tel Aviv Index July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	07/25/2018	ILS	26,392,842	(79,733)

								(18,971,916)

								$(8,484,930)

Futures contracts outstanding as of June 30, 2018:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
Amsterdam Exchange Index	1,638	7/2018	EUR	$211,026,319	$(4,773,392)
Brent Crude Oil	1,459	7/2018	USD	115,596,570	4,814,714
FTSE Bursa Malaysia KLCI Index	20	7/2018	MYR	419,978	8,428
Hang Seng Index	119	7/2018	HKD	21,785,421	386,853
LME Copper Base Metal	67	7/2018	USD	11,110,275	(260,893)
LME Copper Base Metal	88	7/2018	USD	14,579,026	(419,646)
LME Copper Base Metal	110	7/2018	USD	18,233,160	(848,865)
MSCI Singapore Index	2,334	7/2018	SGD	62,696,807	134,771
MSCI Taiwan Index	866	7/2018	USD	33,566,160	260,585
WTI Crude Oil	1,316	7/2018	USD	97,581,400	11,041,014
LME Copper Base Metal	33	8/2018	USD	5,470,724	(224,349)
LME Copper Base Metal	101	8/2018	USD	16,743,427	(488,896)
LME Copper Base Metal	116	8/2018	USD	19,214,182	(517,760)
3 Month Euro Euribor	832	9/2018	EUR	243,655,398	43,709

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts (continued)
3 Month Sterling	2,976	9/2018	GBP	$ 486,945,766	$ 56,283
ASX 90 Day Bank Accepted Bill	760	9/2018	AUD	559,677,922	(114,223)
Australia 3 Year Bond	8,468	9/2018	AUD	697,761,306	2,502,853
EURO STOXX 50 Index	3,241	9/2018	EUR	128,343,918	(3,021,049)
Euro-Bobl	1,210	9/2018	EUR	186,761,233	341,241
Euro-Bund	9,202	9/2018	EUR	1,746,777,844	15,383,244
FTSE 100 Index	1,970	9/2018	GBP	197,631,962	(1,342,016)
FTSE/MIB Index	220	9/2018	EUR	27,705,822	(554,195)
Japan 10 Year Bond	372	9/2018	JPY	506,819,130	616,798
LME Copper Base Metal	8	9/2018	USD	1,325,200	(2,112)
LME Copper Base Metal	105	9/2018	USD	17,393,906	(1,775,912)
LME Copper Base Metal	188	9/2018	USD	31,153,104	(2,238,219)
LME Copper Base Metal	382	9/2018	USD	63,273,525	(1,773,912)
LME Copper Base Metal	683	9/2018	USD	113,173,100	(5,935,182)
SET50 Index	1,744	9/2018	THB	11,010,415	(146,511)
Silver	2,209	9/2018	USD	178,906,910	(2,059,573)
SPI 200 Index	2,077	9/2018	AUD	236,249,779	1,938,107
TOPIX Index	5,667	9/2018	JPY	885,764,666	(21,964,291)
U.S. Treasury 2 Year Note	15,807	9/2018	USD	3,348,367,171	3,742,680
U.S. Treasury 5 Year Note	27	9/2018	USD	3,067,664	19,863
3 Month Euro Euribor	2,467	12/2018	EUR	722,293,338	55,534
3 Month Sterling	8,131	12/2018	GBP	1,329,691,023	546,605
ASX 90 Day Bank Accepted Bill	3,136	12/2018	AUD	2,309,407,845	87,280
3 Month Euro Euribor	2,763	3/2019	EUR	808,916,494	164,466
3 Month Sterling	9,471	3/2019	GBP	1,547,732,241	1,271,992
ASX 90 Day Bank Accepted Bill	3,221	3/2019	AUD	2,371,887,006	173,492
3 Month Euro Euribor	2,275	6/2019	EUR	665,946,345	449,503
3 Month Sterling	7,219	6/2019	GBP	1,179,000,273	286,863
ASX 90 Day Bank Accepted Bill	2,471	6/2019	AUD	1,819,421,819	327,567

					(3,806,551)

Short Contracts
CAC 40 10 Euro Index	(2,474)	7/2018	EUR	(153,716,545)	3,902,325
HSCEI	(246)	7/2018	HKD	(17,039,959)	123,860
IBEX 35 Index	(851)	7/2018	EUR	(95,422,477)	2,013,466
LME Copper Base Metal	(67)	7/2018	USD	(11,110,275)	293,899
LME Copper Base Metal	(88)	7/2018	USD	(14,579,026)	394,217
LME Copper Base Metal	(110)	7/2018	USD	(18,233,160)	869,296
Natural Gas	(1,471)	7/2018	USD	(43,012,040)	388,733
OMXS30 Index	(16,002)	7/2018	SEK	(278,886,002)	1,308,001
100 oz Gold	(3,490)	8/2018	USD	(437,820,500)	15,719,811
LME Copper Base Metal	(33)	8/2018	USD	(5,470,724)	204,411
LME Copper Base Metal	(101)	8/2018	USD	(16,743,427)	469,957
LME Copper Base Metal	(116)	8/2018	USD	(19,214,182)	495,144
3 Month Canadian Bankers Acceptance	(630)	9/2018	CAD	(117,455,597)	30,713
3 Month Eurodollar	(1,531)	9/2018	USD	(373,353,488)	294,605
Australia 10 Year Bond	(323)	9/2018	AUD	(30,922,114)	(180,790)
Canada 10 Year Bond	(4,546)	9/2018	CAD	(472,736,972)	(12,506,501)
Corn	(283)	9/2018	USD	(5,086,925)	208,955
DAX Index	(784)	9/2018	EUR	(281,727,780)	10,216,318
Euro-Buxl	(754)	9/2018	EUR	(156,468,618)	(2,199,722)
Euro-Schatz	(27,452)	9/2018	EUR	(3,593,270,883)	(2,051,514)
FTSE/JSE Top 40 Index	(1,591)	9/2018	ZAR	(59,947,094)	331,747
LME Copper Base Metal	(8)	9/2018	USD	(1,325,200)	10,776
LME Copper Base Metal	(105)	9/2018	USD	(17,393,906)	1,669,098
LME Copper Base Metal	(188)	9/2018	USD	(31,153,104)	2,244,442

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts (continued)
LME Copper Base Metal	(382)	9/2018	USD	$ (63,273,525)	$ 1,973,813
LME Copper Base Metal	(2,046)	9/2018	USD	(339,022,200)	18,447,998
Long Gilt	(6,650)	9/2018	GBP	(1,080,016,057)	(14,784,877)
MEX BOLSA Index	(16)	9/2018	MXN	(388,676)	(9,953)
S&P 500 E-Mini Index	(3,785)	9/2018	USD	(515,062,800)	11,786,973
S&P/TSX 60 Index	(305)	9/2018	CAD	(44,697,296)	(320,372)
U.S. Treasury 10 Year Note	(1,967)	9/2018	USD	(236,408,813)	(698,693)
U.S. Treasury Long Bond	(1,564)	9/2018	USD	(226,780,000)	(5,613,333)
3 Month Canadian Bankers Acceptance	(2,238)	12/2018	CAD	(416,566,082)	180,027
3 Month Eurodollar	(6,542)	12/2018	USD	(1,592,322,799)	1,045,887
3 Month Canadian Bankers Acceptance	(2,095)	3/2019	CAD	(389,371,363)	97,272
3 Month Eurodollar	(6,218)	3/2019	USD	(1,511,595,800)	859,775
3 Month Canadian Bankers Acceptance	(1,511)	6/2019	CAD	(280,514,538)	60,410
3 Month Eurodollar	(4,687)	6/2019	USD	(1,138,296,538)	282,749

					37,558,923

					$33,752,372

Forward foreign currency contracts outstanding as of June 30, 2018:

Over the Counter

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
CHF	38,825,200	USD	39,262,027	CITI	9/19/2018	$214,402
CHF	58,237,800	USD	58,893,115	JPMC	9/19/2018	321,529
EUR	58,824,162	USD	68,722,020	CITI	9/19/2018	386,665
EUR	88,236,245	USD	103,083,161	JPMC	9/19/2018	579,867
HKD	169,980,400	USD	21,689,923	CITI	9/19/2018	4,729
HKD	254,970,600	USD	32,534,925	JPMC	9/19/2018	7,051
INR	24,099,476	USD	347,541	CITI**	9/19/2018	618
INR	36,149,214	USD	521,313	JPMC**	9/19/2018	926
MXN	1,631,391,049	USD	79,672,938	CITI	9/19/2018	1,450,097
MXN	2,447,086,572	USD	119,509,557	JPMC	9/19/2018	2,174,994
TRY	200,805,180	USD	41,199,861	CITI	9/19/2018	1,055,974
TRY	301,207,770	USD	61,799,869	JPMC	9/19/2018	1,583,883
USD	17,649,777	AUD	23,752,400	CITI	9/19/2018	67,587
USD	26,474,633	AUD	35,628,600	JPMC	9/19/2018	101,347
USD	88,058,667	BRL	330,736,791	CITI**	9/19/2018	3,422,416
USD	132,087,834	BRL	496,105,185	JPMC**	9/19/2018	5,133,456
USD	5,114,735	CAD	6,594,000	CITI	9/19/2018	92,159
USD	7,672,092	CAD	9,891,000	JPMC	9/19/2018	138,228
USD	470,454,359	CHF	460,136,084	CITI	9/19/2018	2,600,250
USD	705,680,638	CHF	690,204,108	JPMC	9/19/2018	3,899,492
USD	32,108,974	CNY	206,896,000	CITI**	9/19/2018	1,015,811
USD	48,163,665	CNY	310,344,000	JPMC**	9/19/2018	1,523,921
USD	47,640,845	EUR	40,304,000	CITI	9/19/2018	290,296
USD	71,461,179	EUR	60,456,000	JPMC	9/19/2018	435,354
USD	83,499,496	HKD	653,734,000	CITI	9/19/2018	63,222
USD	125,249,088	HKD	980,601,000	JPMC	9/19/2018	94,677
USD	2,008,487	HUF	560,000,000	CITI	9/19/2018	13,295
USD	3,012,727	HUF	840,000,000	JPMC	9/19/2018	19,939
USD	128,501,317	JPY	13,995,138,258	CITI	9/19/2018	1,389,173
USD	192,751,735	JPY	20,992,707,386	JPMC	9/19/2018	2,083,518

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
USD	84,809,953	KRW	90,877,151,584	CITI**	9/19/2018	$ 3,003,522
USD	127,214,770	KRW	136,315,727,376	JPMC**	9/19/2018	4,505,124
USD	5,792,463	MXN	116,000,000	CITI	9/19/2018	24,212
USD	8,688,683	MXN	174,000,000	JPMC	9/19/2018	36,307
USD	42,924,835	NOK	346,196,520	CITI	9/19/2018	282,171
USD	64,387,171	NOK	519,294,779	JPMC	9/19/2018	423,177
USD	88,391,488	NZD	127,213,657	CITI	9/19/2018	2,223,199
USD	132,587,066	NZD	190,820,486	JPMC	9/19/2018	3,334,633
USD	2,368,358	PLN	8,800,000	CITI	9/19/2018	15,968
USD	3,552,532	PLN	13,200,000	JPMC	9/19/2018	23,947
USD	97,841,869	SEK	850,350,106	CITI	9/19/2018	2,321,754
USD	146,762,621	SEK	1,275,525,162	JPMC	9/19/2018	3,482,447
USD	26,238,571	SGD	35,151,000	CITI	9/19/2018	395,512
USD	39,357,806	SGD	52,726,499	JPMC	9/19/2018	593,220
USD	1,870,829	THB	59,773,200	CITI	9/19/2018	62,369
USD	2,806,239	THB	89,659,800	JPMC	9/19/2018	93,550
USD	8,637,692	TRY	40,405,180	CITI	9/19/2018	135,149
USD	12,962,385	TRY	60,607,770	JPMC	9/19/2018	208,571
USD	27,246,255	TWD	808,605,074	CITI**	9/19/2018	580,724
USD	40,869,331	TWD	1,212,907,610	JPMC**	9/19/2018	871,036
USD	9,844,892	ZAR	132,000,000	CITI	9/19/2018	321,182
USD	14,762,707	ZAR	198,000,000	JPMC	9/19/2018	477,144
USD	52,025,870	ILS	184,362,834	CITI	9/20/2018	1,341,744
USD	78,038,709	ILS	276,544,257	JPMC	9/20/2018	2,012,519

Total unrealized appreciation						56,934,057

AUD	122,767,996	USD	93,365,437	CITI	9/19/2018	(2,489,132)
AUD	184,151,993	USD	140,048,330	JPMC	9/19/2018	(3,733,874)
BRL	138,400,000	USD	36,629,343	CITI**	9/19/2018	(1,212,488)
BRL	207,600,000	USD	54,944,083	JPMC**	9/19/2018	(1,818,801)
CAD	700,286,946	USD	542,132,836	CITI	9/19/2018	(8,732,031)
CAD	1,050,430,404	USD	813,200,260	JPMC	9/19/2018	(13,099,061)
CHF	12,333,600	USD	12,600,132	CITI	9/19/2018	(59,656)
CHF	18,500,400	USD	18,900,748	JPMC	9/19/2018	(90,034)
CNY	508,514,000	USD	79,156,810	CITI**	9/19/2018	(2,735,282)
CNY	762,771,000	USD	118,735,364	JPMC**	9/19/2018	(4,103,072)
EUR	100,396,086	USD	118,583,873	CITI	9/19/2018	(635,037)
EUR	150,594,135	USD	177,876,039	JPMC	9/19/2018	(952,778)
GBP	140,342,497	USD	188,485,508	CITI	9/19/2018	(2,610,719)
GBP	210,513,752	USD	282,728,624	JPMC	9/19/2018	(3,916,433)
HKD	158,344,800	USD	20,220,398	CITI	9/19/2018	(10,801)
HKD	237,517,200	USD	30,330,635	JPMC	9/19/2018	(16,241)
HUF	4,504,400,000	USD	16,637,906	CITI	9/19/2018	(589,437)
HUF	6,756,600,000	USD	24,956,891	JPMC	9/19/2018	(884,185)
INR	1,688,000,000	USD	24,733,794	CITI**	9/19/2018	(347,687)
INR	2,532,000,000	USD	37,100,738	JPMC**	9/19/2018	(521,576)
JPY	13,723,954,800	USD	126,166,375	CITI	9/19/2018	(1,517,280)
JPY	20,585,932,200	USD	189,249,799	JPMC	9/19/2018	(2,276,156)
KRW	37,600,000,000	USD	34,771,584	CITI**	9/19/2018	(924,553)
KRW	56,400,000,000	USD	52,157,441	JPMC**	9/19/2018	(1,386,894)
MXN	725,062,688	USD	36,189,875	CITI	9/19/2018	(135,193)
MXN	1,087,594,032	USD	54,284,880	JPMC	9/19/2018	(202,857)
PLN	137,600,000	USD	37,508,417	CITI	9/19/2018	(725,587)
PLN	206,400,000	USD	56,262,581	JPMC	9/19/2018	(1,088,334)
SGD	22,820,800	USD	17,031,094	CITI	9/19/2018	(253,215)
SGD	34,231,200	USD	25,546,673	JPMC	9/19/2018	(379,853)
THB	59,773,200	USD	1,872,370	CITI	9/19/2018	(63,909)
THB	89,659,800	USD	2,808,558	JPMC	9/19/2018	(95,868)
TRY	17,600,000	USD	3,750,112	CITI	9/19/2018	(46,509)
TRY	26,400,000	USD	5,624,257	JPMC	9/19/2018	(68,853)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
TWD	104,000,000	USD	3,507,133	CITI**	9/19/2018	$ (77,505)
TWD	156,000,000	USD	5,260,706	JPMC**	9/19/2018	(116,263)
USD	17,609,944	AUD	23,857,600	CITI	9/19/2018	(50,119)
USD	26,414,883	AUD	35,786,400	JPMC	9/19/2018	(75,211)
USD	7,672,664	BRL	30,066,982	CITI**	9/19/2018	(21,541)
USD	11,508,982	BRL	45,100,472	JPMC**	9/19/2018	(32,325)
USD	154,000,672	CAD	203,062,800	CITI	9/19/2018	(670,014)
USD	231,000,719	CAD	304,594,200	JPMC	9/19/2018	(1,005,309)
USD	75,921,681	CHF	74,851,214	CITI	9/19/2018	(185,039)
USD	113,882,374	CHF	112,276,816	JPMC	9/19/2018	(277,700)
USD	673,187	DKK	4,308,970	CITI	9/19/2018	(6,487)
USD	1,009,779	DKK	6,463,453	JPMC	9/19/2018	(9,732)
USD	73,611,089	EUR	62,949,600	CITI	9/19/2018	(344,304)
USD	110,416,495	EUR	94,424,400	JPMC	9/19/2018	(516,594)
USD	46,985,465	GBP	35,524,000	CITI	9/19/2018	(63,833)
USD	70,478,109	GBP	53,286,000	JPMC	9/19/2018	(95,838)
USD	5,523,559	HKD	43,292,000	CITI	9/19/2018	(1,812)
USD	8,285,328	HKD	64,938,000	JPMC	9/19/2018	(2,728)
USD	3,553,153	HUF	1,000,000,000	CITI	9/19/2018	(9,690)
USD	5,329,723	HUF	1,500,000,000	JPMC	9/19/2018	(14,542)
USD	47,394,662	MXN	976,000,000	CITI	9/19/2018	(1,138,203)
USD	71,091,904	MXN	1,464,000,000	JPMC	9/19/2018	(1,707,393)
USD	14,121,837	NOK	115,398,840	CITI	9/19/2018	(92,384)
USD	21,182,728	NOK	173,098,259	JPMC	9/19/2018	(138,603)
USD	960,215	PLN	3,600,000	CITI	9/19/2018	(2,127)
USD	1,440,320	PLN	5,400,000	JPMC	9/19/2018	(3,192)
USD	610,055	SGD	832,000	CITI	9/19/2018	(1,632)
USD	915,082	SGD	1,248,000	JPMC	9/19/2018	(2,450)
USD	29,323,050	TRY	143,600,000	CITI	9/19/2018	(894,984)
USD	43,984,520	TRY	215,400,000	JPMC	9/19/2018	(1,342,532)
USD	2,295,197	ZAR	32,000,000	CITI	9/19/2018	(13,580)
USD	3,442,791	ZAR	48,000,000	JPMC	9/19/2018	(20,376)
ZAR	388,000,000	USD	30,484,812	CITI	9/19/2018	(2,490,880)
ZAR	582,000,000	USD	45,727,275	JPMC	9/19/2018	(3,736,375)

Total unrealized depreciation						(72,884,683)

Net unrealized depreciation						$(15,950,626)

**	Non-deliverable forward.

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CNY - Chinese Renminbi

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

NOK - Norwegian Krone

NZD - New Zealand Dollar

PLN - Poland Zloty

SEK - Swedish Krona

SGD - Singapore Dollar

THB - Thai Baht

TRY - Turkish Lira

TWD - New Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

Total Return Basket Swaps Outstanding at June 30, 2018

Over the Counter

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
MSIP	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the NIBOR plus or minus a specified spread (-0.35% to 0.35%), which is denominated in NOK based on the local currencies of the positions within the swap.	24 months maturity 02/18/2020	$45,361,869	$1,517,719	$568,917	$2,086,636

MSIP	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Federal Funds Effective Rate plus or minus a specified spread (-2.67%), which is denominated in USD based on the local currencies of the positions within the swap.	12-25 months maturity ranging from 07/01/2019 - 06/17/2020	$18,761,602	$(18,761,590)	$(1,547)	$(18,763,137)

GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR or Federal Funds Floating Rate plus or minus a specified spread (-0.84% to 0.03%), which is denominated in USD based on the local currencies of the positions within the swap.	59-61 months maturity ranging from 04/19/2023 - 06/30/2023	$4,136,653,719	$(79,997,583)	$(15,612,979)	$(95,610,562)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock
United States
AbbVie, Inc.	347,330	$32,180,124	$(326,490)	0.3%
Aflac, Inc.	1,355,002	58,292,186	(2,928,666)	3.1
Allstate Corp. (The)	395,461	36,093,725	(2,541,146)	2.7
Ameriprise Financial, Inc.	245,696	34,367,956	(1,029,466)	1.1
Amgen, Inc.	180,374	33,295,237	1,751,432	(1.8)
Arrow Electronics, Inc.	351,158	26,435,174	(606,090)	0.6
Biogen, Inc.	222,936	64,704,945	4,517,504	(4.7)
Carnival Corp.	413,194	23,680,148	(2,834,511)	3.0

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
United States (continued)
Charles River Laboratories International, Inc.	217,225	$24,385,678	$923,206	(1.0	) %
Consolidated Edison, Inc.	657,363	51,261,167	402,745	(0.4)
Constellation Brands, Inc.	160,501	35,128,854	(2,011,078)	2.1
Estee Lauder Cos., Inc. (The)	415,191	59,243,604	(3,752,638)	3.9
Everest Re Group Ltd.	115,779	26,684,744	(1,962,454)	2.1
Exelon Corp.	1,738,356	74,053,966	5,804,242	(6.1)
FedEx Corp.	234,482	53,241,483	(5,306,466)	5.6
Gilead Sciences, Inc.	614,781	43,551,086	(2,846,436)	3.0
IQVIA Holdings, Inc.	603,111	60,202,540	611,185	(0.6)
Lear Corp.	164,415	30,549,951	(1,951,606)	2.0
LyondellBasell Industries NV	670,816	73,689,138	2,555,809	(2.7)
Pfizer, Inc.	1,166,907	42,335,386	(58,345)	0.1
Reinsurance Group of America, Inc.	207,104	27,644,242	(4,057,167)	4.2
Tyson Foods, Inc.	556,217	38,295,540	(1,446,164)	1.5
United Therapeutics Corp.	213,906	24,203,464	(201,072)	0.2
Vistra Energy Corp.	1,463,510	34,626,647	1,917,198	(2.0)
Walmart, Inc.	549,434	47,059,022	(1,236,227)	1.3
Western Digital Corp.	496,398	38,426,169	(6,929,716)	7.2
Westlake Chemical Corp.	244,587	26,324,899	(963,673)	1.0

Short Positions

Common Stock
United States
Albemarle Corp.	(281,068)	(26,513,144)	646,456	(0.7)
Altria Group, Inc.	(434,251)	(24,661,114)	43,750	(0.0)
American Airlines Group, Inc.	(919,321)	(34,897,425)	6,228,805	(6.5)
Axalta Coating Systems Ltd.	(937,932)	(28,428,719)	2,007,174	(2.1)
Ball Corp.	(1,078,107)	(38,326,704)	6,317,707	(6.6)
BioMarin Pharmaceutical, Inc.	(541,267)	(50,987,351)	(5,456,260)	5.7
CenturyLink, Inc.	(4,073,077)	(75,922,155)	(4,123,137)	4.3
Charles Schwab Corp. (The)	(476,643)	(24,356,457)	1,196,374	(1.3)
Charter Communications, Inc.	(133,683)	(39,197,192)	(888,707)	0.9
Citigroup, Inc.	(375,242)	(25,111,195)	134,950	(0.1)
Dominion Energy, Inc.	(413,756)	(28,209,884)	(1,030,252)	1.1
FirstEnergy Corp.	(2,074,526)	(74,496,229)	(1,763,347)	1.8
Incyte Corp.	(394,938)	(26,460,846)	736,770	(0.8)
Kraft Heinz Co. (The)	(819,240)	(51,464,657)	(3,353,393)	3.5
Martin Marietta Materials, Inc.	(187,764)	(41,933,334)	(3,945,900)	4.1
Mattel, Inc.	(2,458,907)	(40,375,253)	(5,139,116)	5.4
Monster Beverage Corp.	(553,853)	(31,735,777)	(1,215,622)	1.3
Philip Morris International, Inc.	(651,668)	(52,615,674)	1,260,524	(1.3)
Sealed Air Corp.	(1,202,953)	(51,065,355)	3,380,298	(3.5)
Southwest Airlines Co.	(561,191)	(28,553,398)	800,500	(0.8)
Tesla, Inc.	(94,768)	(32,500,686)	(5,663,178)	5.9
Vulcan Materials Co.	(586,283)	(75,665,684)	(6,592,660)	6.9
Zayo Group Holdings, Inc.	(894,770)	(32,641,210)	(53,686)	0.1

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the HIBOR or HONIX plus or minus a specified spread (-0.18% to 0.04%), which is denominated in HKD based on the local currencies of the positions within the swap.	61 months maturity ranging from 04/19/2023 - 06/07/2023	$79,998,539	$(422,453)	$301,578	$(120,875)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock
Hong Kong
CK Hutchison Holdings Ltd.	748,000	$7,918,345	$(709,203)	586.7%
CLP Holdings Ltd.	1,098,500	11,832,372	502,498	(415.7)
Henderson Land Development Co. Ltd.	481,800	2,540,665	(267,394)	221.2
HKT Trust & HKT Ltd.	2,178,000	2,778,287	(64,376)	53.3
Hong Kong & China Gas Co. Ltd.	726,000	1,387,774	(21,395)	17.7
Li & Fung Ltd.	10,540,000	3,860,622	(967,798)	800.7
Melco International Development Ltd.	1,058,000	3,245,523	(398,478)	329.7
SJM Holdings Ltd.	855,000	1,060,398	256,144	(211.9)
WH Group Ltd.	912,500	738,383	(148,117)	122.5
Yue Yuen Industrial Holdings Ltd.	1,680,000	4,735,361	(343,304)	284.0

Short Positions

Common Stock
China
Guotai Junan International Holdings Ltd.	(2,662,000)	(573,752)	184,711	(152.8)
Minth Group Ltd.	(960,000)	(4,060,523)	445,867	(368.9)

Hong Kong
AIA Group Ltd.	(2,762,800)	(24,067,887)	18,179	(15.0)
ASM Pacific Technology Ltd.	(259,200)	(3,266,835)	197,769	(163.6)
Techtronic Industries Co. Ltd.	(589,000)	(3,271,243)	5,789	(4.8)
Wharf Real Estate Investment Co. Ltd.	(78,000)	(553,859)	61,396	(50.8)
Xinyi Glass Holdings Ltd.	(2,884,000)	(3,498,129)	714,277	(590.9)

Macau
MGM China Holdings Ltd.	(263,200)	(608,581)	110,982	(91.8)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Tokyo Overnight Average Rate (“TONAR”) or LIBOR plus or minus a specified spread (-0.23% to 0.03%), which is denominated in JPY based on the local currencies of the positions within the swap.	60-61 months maturity ranging from 04/20/2023 - 06/23/2023	$1,531,671,374	$(5,091,859)	$1,877,015	$(3,214,844)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock
Japan
Astellas Pharma, Inc.	783,500	$11,923,760	$608,487	(18.9)%
Central Japan Railway Co.	78,500	16,251,803	1,693,435	(52.7)
East Japan Railway Co.	112,800	10,802,337	661,383	(20.6)
Haseko Corp.	1,004,000	13,838,235	(870,920)	27.1
Idemitsu Kosan Co. Ltd.	506,900	18,026,180	462,161	(14.4)
Inpex Corp.	2,792,900	29,006,732	(6,500,346)	202.2
ITOCHU Corp.	1,453,600	26,289,570	(1,473,573)	45.8
Japan Airlines Co. Ltd.	528,300	18,718,237	(1,527,224)	47.5
JFE Holdings, Inc.	757,400	14,305,547	(1,092,508)	34.0
JXTG Holdings, Inc.	9,795,300	67,957,615	7,314,697	(227.5)
Kajima Corp.	1,791,000	13,838,448	(2,136,377)	66.5
KDDI Corp.	388,800	10,631,702	852,928	(26.5)
Marubeni Corp.	4,725,300	35,975,539	2,211,540	(68.8)
Mazda Motor Corp.	1,013,900	12,437,109	(922,249)	28.7
Mitsubishi Corp.	1,216,200	33,724,098	1,493,719	(46.5)
Mitsui & Co. Ltd.	1,194,900	19,897,824	(301,077)	9.4
Nippon Telegraph & Telephone Corp.	384,300	17,457,985	(257,865)	8.0
Nissan Motor Co. Ltd.	1,712,900	16,666,850	(803,849)	25.0
Obayashi Corp.	1,499,700	15,572,019	(3,875)	0.1
Sojitz Corp.	4,419,700	16,006,493	1,850,495	(57.6)
Sumitomo Corp.	933,100	15,302,680	(394,677)	12.3
Suzuki Motor Corp.	247,600	13,644,770	583,409	(18.1)
Taisei Corp.	314,900	17,341,371	2,048,243	(63.7)
Tokyo Electric Power Co. Holdings, Inc.	4,947,300	23,032,391	1,611,150	(50.1)
West Japan Railway Co.	156,300	11,507,489	911,530	(28.4)

Short Positions

Common Stock
Japan
Advantest Corp.	(979,800)	(20,323,884)	(285,486)	8.9
Aeon Co. Ltd.	(750,400)	(16,052,738)	(2,217,007)	69.0
Calbee, Inc.	(296,600)	(11,157,379)	(1,296,529)	40.3
Daifuku Co. Ltd.	(259,600)	(11,342,361)	2,591,671	(80.6)
Daikin Industries Ltd.	(150,100)	(17,938,916)	(1,073,612)	33.4

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Japan (continued)
Fast Retailing Co. Ltd.	(94,500)	$(43,312,726)	$(3,690,333)	114.8%
Isetan Mitsukoshi Holdings Ltd.	(994,400)	(12,406,031)	(1,993,517)	62.0
Kakaku.com, Inc.	(493,400)	(11,110,370)	(2,446,601)	76.1
Kikkoman Corp.	(277,000)	(13,985,354)	(3,131,695)	97.4
M3, Inc.	(278,400)	(11,071,481)	318,047	(9.9)
NGK Spark Plug Co. Ltd.	(391,400)	(11,127,021)	(2,050,369)	63.8
Nidec Corp.	(405,800)	(60,703,493)	(205,154)	6.4
Nintendo Co. Ltd.	(39,500)	(12,893,951)	2,942,150	(91.5)
Nippon Paint Holdings Co. Ltd.	(379,600)	(16,324,750)	(2,032,887)	63.2
Pigeon Corp.	(234,600)	(11,400,890)	(962,976)	30.0
Renesas Electronics Corp.	(1,179,700)	(11,532,524)	239,429	(7.4)
Shimano, Inc.	(73,800)	(10,829,755)	(1,182,135)	36.8
Shiseido Co. Ltd.	(162,600)	(12,903,284)	(2,423,746)	75.4
SoftBank Group Corp.	(286,700)	(20,472,717)	200,441	(6.2)
Sony Financial Holdings, Inc.	(763,000)	(14,537,516)	(1,152,128)	35.8
SUMCO Corp.	(1,793,700)	(36,025,462)	8,227,352	(255.9)
T&D Holdings, Inc.	(698,200)	(10,471,652)	102,420	(3.2)
Tokio Marine Holdings, Inc.	(272,000)	(12,725,043)	(660,641)	20.5
Tokyo Electron Ltd.	(60,400)	(10,367,860)	706,301	(22.0)
Yaskawa Electric Corp.	(1,402,700)	(49,396,229)	10,086,383	(313.7)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the BBR or Australian Overnight Indexed Swap Rate (“AOISR”) plus or minus a specified spread (-0.10% to 0.04%), which is denominated in AUD based on the local currencies of the positions within the swap.	60-61 months maturity ranging from 04/19/2023 - 06/30/2023	$60,583,798	$1,814,246	$(239,834)	$1,574,412

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock
Australia
Fortescue Metals Group Ltd.	1,329,974	$4,318,390	$(205,120)	(13.0)%
Newcrest Mining Ltd.	421,882	6,850,158	573,289	36.4
South32 Ltd.	49,986	133,479	651	0.0
Woodside Petroleum Ltd.	744,299	19,505,465	2,819,445	179.1

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Short Positions

Common Stock
Australia
Alumina Ltd.	(2,042,175)	$(4,226,047)	$(211,644)	(13.4	) %
AMP Ltd.	(1,539,002)	(4,047,886)	372,569	23.7
APA Group	(653,252)	(4,759,218)	(844,756)	(53.7)
Domino’s Pizza Enterprises Ltd.	(35,518)	(1,371,725)	(309,343)	(19.6)
Healthscope Ltd.	(1,435,396)	(2,342,140)	(217,741)	(13.8)
Qantas Airways Ltd.	(862,411)	(3,927,075)	(134,739)	(8.6)
QBE Insurance Group Ltd.	(789,703)	(5,685,271)	124,596	7.9
SEEK Ltd.	(81,497)	(1,313,333)	(176,661)	(11.2)
Tabcorp Holdings Ltd.	(218,678)	(720,894)	(21,313)	(1.4)

Ireland
James Hardie Industries plc	(82,471)	(1,382,717)	45,013	2.9

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR plus or minus a specified spread (-3.00% to 0.30%), which is denominated in GBP based on the local currencies of the positions within the swap.	31-39 months maturity 01/14/2021	$369,807,648	$1,521,844	$(263,729)	$1,258,115

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock
Australia
BHP Billiton plc	354,378	$7,953,105	$529,615	42.1%
Rio Tinto plc	84,589	4,662,420	73,909	5.9

Germany
TUI AG	234,760	5,134,670	997,702	79.3

Russia
Evraz plc	495,447	3,306,825	246,423	19.6

South Africa
Anglo American plc	507,017	11,256,249	(656,446)	(52.2)
Investec plc	420,823	2,975,533	85,204	6.8

United Kingdom
Barratt Developments plc	2,176,691	14,755,596	(3,084,414)	(245.2)
Beazley plc	137,498	1,059,559	55,710	4.4
Bellway plc	322,333	12,734,015	(2,352,583)	(187.0)
Berkeley Group Holdings plc	423,660	21,103,774	543,373	43.2
BT Group plc	2,484,745	7,128,102	(1,166,977)	(92.8)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE

United Kingdom (continued)
Close Brothers Group plc	181,664	$3,546,413	$313,785	24.9%
Greene King plc	654,491	4,957,816	397,984	31.6
Hays plc	895,195	2,198,328	13,265	1.1
Howden Joinery Group plc	561,111	3,956,913	542,027	43.1
Indivior plc	735,443	3,703,320	(4,218)	(0.3)
Intermediate Capital Group plc	152,183	2,204,660	308,260	24.5
Kingfisher plc	726,784	2,842,168	(227,134)	(18.1)
Marks & Spencer Group plc	591,184	2,296,435	(69,940)	(5.6)
Persimmon plc	541,714	18,044,326	(1,718,372)	(136.6)
Playtech plc	205,709	2,039,782	(163,101)	(13.0)
Royal Mail plc	1,342,557	8,931,928	2,375,142	188.8
Taylor Wimpey plc	4,964,227	11,685,900	(1,254,577)	(99.7)
Travis Perkins plc	281,997	5,284,250	(392,551)	(31.2)
Whitbread plc	85,140	4,438,131	411,550	32.7
William Hill plc	1,547,777	6,181,779	196,310	15.6

Short Positions

Common Stock
United Kingdom
AstraZeneca plc	(94,435)	(6,531,803)	(307,306)	(24.4)
B&M European Value Retail SA	(483,546)	(2,568,774)	(72,333)	(5.7)
Barclays plc	(704,978)	(1,742,519)	68,298	5.4
British American Tobacco plc	(688,404)	(34,677,237)	10,675,655	848.5
Capita plc	(1,951,610)	(4,102,022)	4,332,377	344.4
Cobham plc	(2,084,255)	(3,524,318)	93,089	7.4
ConvaTec Group plc	(1,928,214)	(5,383,105)	(528,554)	(42.0)
easyJet plc	(55,653)	(1,224,360)	(19,106)	(1.5)
Experian plc	(230,660)	(5,690,065)	(841,000)	(66.8)
IMI plc	(173,423)	(2,580,712)	347,366	27.6
Imperial Brands plc	(64,793)	(2,406,290)	(70,493)	(5.6)
Intertek Group plc	(49,408)	(3,715,016)	(254,697)	(20.2)
John Wood Group plc	(339,326)	(2,802,154)	440,099	35.0
Just Eat plc	(258,376)	(2,649,512)	204,328	16.2
Micro Focus International plc	(123,211)	(2,137,874)	60,538	4.8
Old Mutual Ltd.	(1,631,951)	(3,226,307)	2,000,752	159.0
Prudential plc	(864,237)	(19,701,425)	1,405,208	111.7
Quilter plc	(543,983)	(1,040,412)	(1,033,902)	(82.2)
Reckitt Benckiser Group plc	(175,505)	(14,420,339)	(628,706)	(50.0)
Rolls-Royce Holdings plc	(498,309)	(6,490,514)	(170,440)	(13.5)
RSA Insurance Group plc	(558,895)	(4,998,372)	(532,197)	(42.3)
Standard Chartered plc	(1,064,727)	(9,671,356)	671,183	53.3
Tesco plc	(10,514,710)	(35,577,530)	(10,710,028)	(851.3)
Weir Group plc (The)	(93,757)	(2,462,269)	(67,805)	(5.4)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
MSIP	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the EONIA plus or minus a specified spread (-7.13% to 0.35%), which is denominated in EUR based on the local currencies of the positions within the swap.	17-24 months maturity 11/12/2019	$952,833,125	$9,815,140	$(2,325,859)	$7,489,281

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock
Belgium
Ageas	178,830	$9,002,852	$77,465	1.0%
KBC Group NV	185,179	14,221,766	(1,446,206)	(19.3)

Finland
Fortum OYJ	206,320	4,914,361	395,069	5.3
Neste OYJ	338,815	26,508,503	3,631,564	48.5
UPM-Kymmene OYJ	363,092	12,927,928	1,506,666	20.1

France
Air France-KLM	687,426	5,617,772	(3,758,506)	(50.2)
Atos SE	83,598	11,367,395	(1,397,104)	(18.7)
Cie Generale des Etablissements Michelin SCA	119,288	14,431,234	(2,872,416)	(38.4)
Engie SA	2,068,339	31,638,356	(2,462,269)	(32.9)
Peugeot SA	742,338	16,914,377	(392,040)	(5.2)
Renault SA	308,813	26,163,087	(5,667,784)	(75.7)
Thales SA	107,591	13,842,001	2,661,290	35.5
TOTAL SA	686,315	41,677,004	3,999,985	53.4

Germany
Aurubis AG	111,504	8,511,582	(1,155,719)	(15.4)
Bayerische Motoren Werke AG	184,311	16,660,326	(2,922,864)	(39.0)
Covestro AG	203,709	18,106,391	(1,844,967)	(24.6)
Daimler AG (Registered)	216,503	13,868,556	(4,165,090)	(55.6)
Deutsche Lufthansa AG (Registered)	1,083,886	25,967,342	(8,389,578)	(112.0)
Evonik Industries AG	161,562	5,527,638	(454,225)	(6.1)
Hannover Rueck SE	73,807	9,175,815	(100,130)	(1.3)
Software AG	158,858	7,383,286	(1,228,764)	(16.4)
Volkswagen AG (Preference)	124,106	20,503,587	(4,105,813)	(54.8)

Netherlands
Aegon NV	3,441,074	20,545,331	(1,682,009)	(22.5)
ASR Nederland NV	228,466	9,303,340	205,321	2.7
NN Group NV	509,556	20,665,767	(779,834)	(10.4)
Signify NV	209,809	5,428,085	(2,148,068)	(28.7)
Wolters Kluwer NV	194,794	10,942,890	2,054,409	27.4

Spain
Amadeus IT Group SA	148,212	11,654,274	1,590,557	21.2
Endesa SA	758,456	16,679,664	1,559,956	20.8
Iberdrola SA	1,306,597	10,076,159	459,546	6.1

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE

Short Positions

Common Stock
Belgium
Anheuser-Busch InBev SA/NV	(167,777)	$(16,922,825)	$(294,928)	(3.9	) %
Galapagos NV	(129,996)	(11,972,301)	1,636,533	21.9

Finland
Nokia OYJ	(2,855,185)	(16,377,001)	(1,560,756)	(20.8)

France
Accor SA	(263,987)	(12,929,010)	(12,179)	(0.2)
Airbus SE	(420,140)	(49,028,161)	(6,864,521)	(91.7)
Carrefour SA	(653,725)	(10,545,191)	2,929,119	39.1
Edenred	(482,815)	(15,250,534)	(1,193,575)	(15.9)
Iliad SA	(80,300)	(12,670,145)	4,506,069	60.2
Ingenico Group SA	(99,896)	(8,957,106)	216,151	2.9
Remy Cointreau SA	(42,641)	(5,520,477)	66,929	0.9
Vivendi SA	(1,301,383)	(31,835,615)	515,232	6.9

Germany
Commerzbank AG	(2,010,074)	(19,174,796)	8,791,893	117.4
Deutsche Bank AG (Registered)	(4,318,642)	(46,202,879)	28,610,824	382.0
Deutsche Telekom AG (Registered)	(313,418)	(4,843,690)	268,678	3.6
Telefonica Deutschland Holding AG	(1,446,246)	(5,689,475)	1,146,808	15.3

Netherlands
ALTICE EUROPE NV	(2,196,244)	(8,914,561)	10,474,879	139.9
Koninklijke KPN NV	(4,279,392)	(11,636,433)	976,905	13.0

Spain
Bankia SA	(2,002,016)	(7,465,659)	1,545,358	20.6
Cellnex Telecom SA	(701,277)	(17,631,134)	(1,517,465)	(20.3)
Industria de Diseno Textil SA	(1,365,384)	(46,496,949)	(5,033,413)	(67.2)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
MSIP	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the CIBOR plus or minus a specified spread (-0.35% to 0.35%), which is denominated in DKK based on the local currencies of the positions within the swap.	21-24 months maturity 02/18/2020	$57,015,976	$3,672,085	$(381,950)	$3,290,135

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock
Denmark
Danske Bank A/S	381,011	$11,869,977	$(2,626,494)	(79.8)%
GN Store Nord A/S	48,291	2,194,160	707,912	21.5
H Lundbeck A/S	111,231	7,795,791	2,419,156	73.5
Jyske Bank A/S (Registered)	45,660	2,495,772	77,328	2.4
Orsted A/S	69,733	4,213,348	(114,110)	(3.5)
Pandora A/S	14,565	1,015,143	(132,804)	(4.0)
William Demant Holding A/S	50,663	2,033,211	595,959	18.1

Short Positions

Common Stock
Denmark
AP Moller - Maersk A/S	(4,243)	(5,249,015)	1,389,414	42.2
FLSmidth & Co. A/S	(34,156)	(2,037,961)	35,334	1.1
Genmab A/S	(113,907)	(17,526,661)	1,360,173	41.3
Novozymes A/S	(11,565)	(584,937)	(39,783)	(1.2)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
MSIP	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the SARON plus or minus a specified spread (-9.00% to 0.35%), which is denominated in CHF based on the local currencies of the positions within the swap.	15 months maturity 05/16/2019	$127,389,833	$10,581,262	$(5,313)	$10,575,949

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock
Switzerland
Adecco Group AG (Registered)	23,224	$1,370,544	$(330,897)	(3.1)%
DKSH Holding AG	8,274	581,692	(74,182)	(0.7)
dormakaba Holding AG	922	644,089	(131,698)	(1.2)
Georg Fischer AG (Registered)	5,947	7,594,227	(20,622)	(0.2)
Helvetia Holding AG (Registered)	3,938	2,246,581	76,628	0.7
Kuehne + Nagel International AG (Registered)	13,066	1,961,487	(163,829)	(1.5)
Lonza Group AG (Registered)	21,699	5,733,885	656,734	6.2
Partners Group Holding AG	12,170	8,896,829	559,477	5.3
Roche Holding AG	26,160	5,803,810	15,236	0.1
Sika AG (Registered)	17,040	2,354,410	173,784	1.6
Sonova Holding AG (Registered)	12,196	2,181,664	398,102	3.8
Swiss Life Holding AG (Registered)	38,637	13,397,441	312,398	3.0
Swiss Re AG	37,233	3,250,771	(271,216)	(2.6)
Zurich Insurance Group AG	17,222	5,093,063	(121,819)	(1.2)

Short Positions

Common Stock
Austria
ams AG	(133,715)	(9,916,322)	4,584,926	43.4

Switzerland
Aryzta AG	(42,976)	(642,833)	318,692	3.0
Chocoladefabriken Lindt & Spruengli AG	(260)	(1,685,222)	(220,944)	(2.1)
Credit Suisse Group AG (Registered)	(2,504,740)	(37,453,572)	5,810,287	54.9
Dufry AG (Registered)	(19,277)	(2,451,705)	175,226	1.7
Idorsia Ltd.	(113,152)	(2,985,619)	(129,139)	(1.2)
OC Oerlikon Corp. AG (Registered)	(299,210)	(4,558,385)	97,635	0.9
Vifor Pharma AG	(41,286)	(6,585,682)	(1,133,517)	(10.7)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
MSIP	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the STIBOR plus or minus a specified spread (-0.50% to 0.35%), which is denominated in SEK based on the local currencies of the positions within the swap.	20-24 months maturity 02/18/2020	$117,222,923	$(15,433,556)	$79,737	$(15,353,819)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock
Malta
Kindred Group plc	85,788	$1,074,732	$(50,321)	0.3%

Sweden
BillerudKorsnas AB	38,308	539,992	(16,798)	0.1
Boliden AB	826,942	26,688,301	265,976	(1.7)
Electrolux AB	260,192	5,904,697	(1,659,850)	10.8
Essity AB	174,944	4,303,899	(27,260)	0.2
Husqvarna AB	89,830	849,805	(4,465)	0.0
NCC AB	34,430	570,900	(25,102)	0.2
Nordea Bank AB	361,254	3,465,361	(133,338)	0.9
Saab AB	18,912	783,186	8,552	(0.1)
Securitas AB	209,586	3,436,803	230,575	(1.5)
Skandinaviska Enskilda Banken AB	171,834	1,626,302	(212,090)	1.4
SSAB AB	728,982	3,428,287	(517,858)	3.4
Swedbank AB	161,614	3,443,387	(155,212)	1.0
Volvo AB	143,625	2,282,650	(130,928)	0.9

Short Positions

Common Stock
Colombia
Millicom International Cellular SA	(77,818)	(4,573,530)	270,002	(1.8)

Sweden
Telefonaktiebolaget LM Ericsson	(7,041,752)	(54,251,091)	(13,275,439)	86.5

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

Collateral pledged to, or (received from), each counterparty at June 30, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
BARC
Cash	$—	$99,759,580	$99,759,580
U.S. Treasury Bills	—	24,695,680	24,695,680

CITI
Investment Companies	30,979,651	—	30,979,651

GSCO
Cash	—	23,114,902	23,114,902
U.S. Treasury Bills	—	48,158,370	48,158,370

GSIN
Cash	(1,050,000)	—	(1,050,000)
Investment Companies	591,122,223	—	591,122,223

JPMC
Investment Companies	108,369,609	—	108,369,609

JPMS
Cash	—	17,351,092	17,351,092

MLIN
Cash	25,340,000	—	25,340,000

MSCL
Cash	—	8,240,087	8,240,087

MSIP
Cash	207,210,000	—	207,210,000

Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at June 30, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
CITI
Investment Companies	$15,794,183	$—	$15,794,183

GSCO
Cash	—	2,605,413	2,605,413

GSIN
Cash	(470,000)	—	(470,000)

JPPC
Cash	—	4,397,053	4,397,053

MACQ
Cash	470,000	—	470,000

MSCL
Cash	—	(11,189,328)	(11,189,328)

SOCG
Cash	1,100,000	—	1,100,000

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2018

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

INVESTMENTS	SHARES	VALUE
LONG POSITIONS - 111.6%
COMMON STOCKS - 16.4%

Belgium - 0.4%
Ageas (a)	7,470	$376,063
bpost SA (a)	13,429	211,963
KBC Group NV (a)	10,876	835,277
Solvay SA (a)	1,391	175,181
UCB SA (a)	3,077	241,207

		1,839,691

Brazil - 0.0% (b)
Yamana Gold, Inc. (1)(a)	15,346	44,708

Canada - 0.8%
Agnico Eagle Mines Ltd. (1)(a)	400	18,338
Air Canada (1)*(a)	38,327	619,517
ARC Resources Ltd. (1)(a)	7,893	81,533
Bank of Nova Scotia (The ) (1)(a)	707	40,033
Canadian Imperial Bank of Commerce (1)(a)	2,448	212,949
Canadian Natural Resources Ltd. (1)(a)	6,081	219,483
Canadian Tire Corp. Ltd., Class A (1)(a)	1,199	156,504
CGI Group, Inc., Class A (1)*(a)	4,054	256,904
CI Financial Corp. (1)(a)	2,029	36,470
Constellation Software, Inc. (1)(a)	80	62,042
Dollarama, Inc. (1)(a)	6,285	243,627
Empire Co. Ltd., Class A (1)(a)	2,526	50,706
Fairfax Financial Holdings Ltd. (1)(a)	111	62,199
Fortis, Inc. (1)(a)	2,023	64,661
Franco-Nevada Corp. (1)(a)	2,095	152,904
Intact Financial Corp. (1)(a)	1,820	129,095
Kinross Gold Corp. (1)*(a)	55,830	210,215
Linamar Corp. (1)(a)	1,753	77,086
Magna International, Inc. (1)(a)	1,209	70,315
National Bank of Canada (1)(a)	1,842	88,440
Onex Corp. (1)(a)	493	36,184
Peyto Exploration & Development Corp. (1)(a)	9,136	70,328
Seven Generations Energy Ltd., Class A (1)*(a)	4,513	49,742
Sun Life Financial, Inc. (1)(a)	1,424	57,224
Toronto-Dominion Bank (The) (1)(a)	7,988	462,334
Tourmaline Oil Corp. (1)(a)	8,780	156,880
West Fraser Timber Co. Ltd. (1)(a)	1,671	115,018

		3,800,731

Chile - 0.0% (b)
Lundin Mining Corp. (1)(a)	7,163	39,829

China - 0.0% (b)
Yangzijiang Shipbuilding Holdings Ltd.	39,900	26,409

Denmark - 0.4%
Danske Bank A/S (a)	22,454	699,529
GN Store Nord A/S (a)	3,034	137,853
H Lundbeck A/S (a)	6,368	446,311
Jyske Bank A/S (Registered) (a)	2,158	117,956
Orsted A/S (a)(c)	3,480	210,266

INVESTMENTS	SHARES	VALUE

Denmark - 0.4% (continued)
William Demant Holding A/S *(a)	11,923	$478,495

		2,090,410

Finland - 0.5%
Cargotec OYJ, Class B (a)	1,729	87,239
Fortum OYJ (a)	8,190	195,079
Kesko OYJ, Class B (a)	1,574	96,138
Neste OYJ (a)	17,087	1,336,867
Outokumpu OYJ (a)	27,352	169,407
Sampo OYJ, Class A	251	12,224
UPM-Kymmene OYJ (a)	17,664	628,929

		2,525,883

Germany - 0.4%
Aurubis AG (a)	5,515	420,984
Deutsche Lufthansa AG (Registered) (a)	63,684	1,525,718

		1,946,702

Italy - 1.4%
A2A SpA	290,550	502,923
Assicurazioni Generali SpA (a)	26,390	441,187
Autogrill SpA	9,749	120,415
DiaSorin SpA	370	42,049
Enel SpA (a)	312,901	1,733,840
Eni SpA (a)	52,642	976,055
Hera SpA	47,114	146,600
Intesa Sanpaolo SpA (a)	445,314	1,288,413
Italgas SpA	20,815	114,565
Mediobanca Banca di Credito Finanziario SpA (a)	7,346	67,951
Poste Italiane SpA (c)	101,095	843,803
Terna Rete Elettrica Nazionale SpA (a)	75,617	408,383
UnipolSai Assicurazioni SpA	3,126	6,894

		6,693,078

Japan - 8.5%
Alfresa Holdings Corp. (a)	10,200	239,520
Amada Holdings Co. Ltd. (a)	20,400	195,786
ANA Holdings, Inc. (a)	12,200	447,651
Aozora Bank Ltd. (a)	15,700	595,840
Asahi Glass Co. Ltd. (a)	3,500	136,136
Astellas Pharma, Inc. (a)	41,300	628,527
Central Japan Railway Co. (a)	2,400	496,870
Chubu Electric Power Co., Inc. (a)	14,500	217,419
Citizen Watch Co. Ltd. (a)	5,400	35,409
Daiwa Securities Group, Inc. (a)	17,600	102,007
East Japan Railway Co. (a)	4,500	430,944
Ezaki Glico Co. Ltd. (a)	800	38,429
Fujitsu Ltd. (a)	43,000	260,215
GungHo Online Entertainment, Inc. (a)	48,300	122,717
Hakuhodo DY Holdings, Inc. (a)	2,800	44,895
Haseko Corp. (a)	50,900	701,560
Hino Motors Ltd. (a)	4,300	45,852
Hisamitsu Pharmaceutical Co., Inc. (a)	900	75,834
Hitachi Ltd. (a)	32,000	225,439
Hitachi Metals Ltd. (a)	3,500	36,291
Honda Motor Co. Ltd. (a)	6,900	202,315
Idemitsu Kosan Co. Ltd. (a)	24,500	871,259
Inpex Corp. (a)	151,500	1,573,462

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

INVESTMENTS	SHARES	VALUE
Japan - 8.5% (continued)
Isuzu Motors Ltd. (a)	17,800	$235,978
Ito En Ltd. (a)	900	41,724
ITOCHU Corp. (a)	70,100	1,267,817
Itochu Techno-Solutions Corp. (a)	11,100	191,472
Izumi Co. Ltd. (a)	500	30,856
Japan Airlines Co. Ltd. (a)	29,300	1,038,130
JFE Holdings, Inc. (a)	38,600	729,065
JXTG Holdings, Inc. (a)	518,100	3,594,464
Kajima Corp. (a)	82,000	633,586
Kaken Pharmaceutical Co. Ltd. (a)	700	35,916
Kamigumi Co. Ltd. (a)	4,500	93,401
Kansai Electric Power Co., Inc. (The) (a)	28,900	421,480
KDDI Corp. (a)	20,400	557,836
Keihan Holdings Co. Ltd.	1,000	35,854
Kirin Holdings Co. Ltd. (a)	4,000	107,220
Kobe Steel Ltd. (a)	7,500	68,539
Konami Holdings Corp. (a)	2,800	142,273
Kuraray Co. Ltd. (a)	12,500	171,918
Kyushu Electric Power Co., Inc. (a)	22,600	252,345
Kyushu Railway Co. (a)	9,800	299,640
Marubeni Corp. (a)	217,100	1,652,867
Maruichi Steel Tube Ltd. (a)	1,000	33,888
Mazda Motor Corp. (a)	55,300	678,343
McDonald’s Holdings Co. Japan Ltd.	1,200	61,192
Mebuki Financial Group, Inc. (a)	11,200	37,569
Medipal Holdings Corp. (a)	10,200	204,890
Mitsubishi Chemical Holdings Corp. (a)	3,600	30,063
Mitsubishi Corp. (a)	55,700	1,544,510
Mitsubishi Gas Chemical Co., Inc. (a)	17,800	402,239
Mitsubishi Heavy Industries Ltd. (a)	1,000	36,351
Mitsubishi Materials Corp. (a)	2,000	54,870
Mitsubishi Tanabe Pharma Corp. (a)	17,000	293,507
Mitsubishi UFJ Lease & Finance Co. Ltd. (a)	27,800	170,424
Mitsui & Co. Ltd. (a)	56,100	934,194
Mitsui Chemicals, Inc. (a)	7,700	204,656
Mitsui OSK Lines Ltd. (a)	900	21,643
Mixi, Inc.	6,000	151,685
Mizuho Financial Group, Inc. (a)	533,800	899,178
Nankai Electric Railway Co. Ltd. (a)	1,200	33,287
Nexon Co. Ltd. *(a)	15,800	229,248
NH Foods Ltd. (a)	1,000	40,426
NHK Spring Co. Ltd. (a)	34,200	321,928
Nippon Electric Glass Co. Ltd. (a)	3,800	105,336
Nippon Express Co. Ltd. (a)	4,700	340,574
Nippon Shokubai Co. Ltd. (a)	1,300	93,886
Nippon Steel & Sumitomo Metal Corp. (a)	16,800	329,400
Nippon Telegraph & Telephone Corp. (a)	19,400	881,303
Nissan Motor Co. Ltd. (a)	107,400	1,045,023
Nisshin Seifun Group, Inc. (a)	1,800	38,140
Nomura Holdings, Inc. (a)	9,600	46,455
Obayashi Corp. (a)	75,300	781,872
Oracle Corp. Japan (a)	3,300	268,967
Osaka Gas Co. Ltd. (a)	20,500	424,472
Otsuka Corp. (a)	5,300	207,481
Otsuka Holdings Co. Ltd. (a)	4,200	203,165
Pola Orbis Holdings, Inc. (a)	16,200	711,917

INVESTMENTS	SHARES	VALUE
Japan - 8.5% (continued)
Resona Holdings, Inc. (a)	86,200	$459,427
Sekisui House Ltd. (a)	7,500	132,558
Shimamura Co. Ltd. (a)	4,100	360,464
Shimizu Corp. (a)	5,600	57,960
Sojitz Corp. (a)	223,100	807,984
Square Enix Holdings Co. Ltd. (a)	9,200	451,095
Subaru Corp. (a)	9,500	276,308
Sugi Holdings Co. Ltd. (a)	700	40,498
Sumitomo Corp. (a)	42,200	692,073
Sumitomo Dainippon Pharma Co. Ltd. (a)	9,100	192,337
Sumitomo Heavy Industries Ltd. (a)	1,200	40,432
Sumitomo Mitsui Financial Group, Inc. (a)	6,000	234,036
Suzuken Co. Ltd. (a)	2,970	125,600
Suzuki Motor Corp. (a)	11,500	633,743
Taiheiyo Cement Corp. (a)	900	29,607
Taisei Corp. (a)	16,500	908,646
Taisho Pharmaceutical Holdings Co. Ltd. (a)	300	35,095
Toho Gas Co. Ltd. (a)	5,900	204,388
Tohoku Electric Power Co., Inc. (a)	14,000	171,054
Tokyo Broadcasting System Holdings, Inc. (a)	7,800	174,916
Tokyo Electric Power Co. Holdings, Inc. *(a)	243,400	1,133,160
Tokyo Gas Co. Ltd. (a)	14,500	385,008
Tosoh Corp. (a)	21,900	338,622
Toyo Suisan Kaisha Ltd. (a)	4,200	149,850
Toyoda Gosei Co. Ltd. (a)	3,200	80,991
Toyota Motor Corp. (a)	4,500	291,010
Toyota Tsusho Corp. (a)	1,800	60,150
West Japan Railway Co. (a)	6,000	441,746
Yamada Denki Co. Ltd. (a)	61,300	304,506
Yamaguchi Financial Group, Inc. (a)	33,000	371,238
Yamaha Motor Co. Ltd. (a)	1,000	25,104
Yamazaki Baking Co. Ltd. (a)	3,900	102,260

		40,900,706

Luxembourg - 0.0% (b)
Aperam SA (a)	670	28,718
ArcelorMittal (a)	2,115	61,707

		90,425

Malta - 0.0% (b)
Kindred Group plc, SDR	7,772	97,366

Netherlands - 0.9%
ABN AMRO Group NV, CVA (a)(c)	3,823	98,870
Aegon NV (a)	159,281	951,006
Akzo Nobel NV (a)	1,416	120,774
ASM International NV (a)	5,826	321,028
ASR Nederland NV (a)	9,783	398,373
Koninklijke Ahold Delhaize NV (a)	13,033	311,197
NN Group NV (a)	25,772	1,045,219
Signify NV (a)(c)	10,675	276,179
Wolters Kluwer NV (a)	13,235	743,499

		4,266,145

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

INVESTMENTS	SHARES	VALUE
Norway - 0.4%
DNB ASA (a)	16,441	$320,157
Equinor ASA (a)	14,842	392,460
Gjensidige Forsikring ASA (a)	2,285	37,409
Leroy Seafood Group ASA (a)	27,578	185,773
Marine Harvest ASA (a)	43,754	869,956
Norsk Hydro ASA (a)	9,100	54,320
Salmar ASA (a)	1,995	83,678

		1,943,753

Singapore - 0.0% (b)
Genting Singapore Ltd.	34,700	31,071
Venture Corp. Ltd.	600	7,839

		38,910

Spain - 1.1%
Acerinox SA (a)	2,348	31,025
ACS Actividades de Construccion y Servicios SA (a)	1,006	40,588
Almirall SA (a)	2,237	29,899
Amadeus IT Group SA (a)	5,268	414,236
Bankinter SA (a)	12,004	116,475
Ebro Foods SA (a)	13,078	304,844
Endesa SA (a)	39,660	872,186
Gas Natural SDG SA (a)	4,181	110,528
Iberdrola SA (a)	78,317	603,962
Red Electrica Corp. SA (a)	1,876	38,113
Repsol SA (a)	135,869	2,652,038

		5,213,894

Sweden - 0.6%
Boliden AB *	40,791	1,316,469
Electrolux AB, Series B	15,585	353,680
Essity AB, Class B	5,474	134,669
Husqvarna AB, Class B	4,025	38,077
Nordea Bank AB	25,356	243,230
Saab AB, Class B	858	35,532
Sandvik AB	403	7,117
Securitas AB, Class B	9,457	155,076
Skandinaviska Enskilda Banken AB, Class A	10,178	96,328
SSAB AB, Class A	39,671	186,566
Swedbank AB, Class A	3,756	80,026
Swedish Match AB	143	7,067
Telia Co. AB	1,783	8,127
Volvo AB, Class B	4,979	79,132

		2,741,096

Switzerland - 0.8%
Adecco Group AG (Registered) (a)	687	40,543
Baloise Holding AG (Registered)	227	32,928
Cie Financiere Richemont SA (Registered)	118	9,975
DKSH Holding AG	453	31,848
Flughafen Zurich AG (Registered)	179	36,420
Georg Fischer AG (Registered)	349	445,668
Helvetia Holding AG (Registered)	161	91,849
Kuehne + Nagel International AG (Registered)	465	69,806
Lonza Group AG (Registered) *(a)	817	215,889

INVESTMENTS	SHARES	VALUE
Switzerland - 0.8% (continued)
Nestle SA (Registered)	591	$45,803
Partners Group Holding AG	609	445,207
Roche Holding AG (a)	1,438	319,032
Sika AG (Registered) (a)	803	110,950
Sonova Holding AG (Registered)	839	150,083
Swatch Group AG (The)	15	7,101
Swiss Life Holding AG (Registered) *(a)	1,816	629,701
Swiss Re AG (a)	1,760	153,664
Swisscom AG (Registered) (a)	83	37,046
Temenos AG (Registered) *	5,019	754,789
Zurich Insurance Group AG *(a)	309	91,381

		3,719,683

United Kingdom - 0.2%
Fiat Chrysler Automobiles NV *	29,353	553,722
Subsea 7 SA (a)	19,343	307,498

		861,220

United States - 0.0% (b)
Valeant Pharmaceuticals International, Inc. (1)*	6,981	162,491

TOTAL COMMON STOCKS (Cost $70,834,511)		79,043,130

	NO. OF RIGHTS

RIGHTS - 0.0%

Italy - 0.0%
Intesa Sanpaolo SpA (3)*(d) (Cost $—)	510,287	—

	SHARES
SHORT-TERM INVESTMENTS - 95.2%
INVESTMENT COMPANIES - 65.5%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 1.80% (e)	2,349,731	2,349,731
Dreyfus Treasury & Agency Cash Management, Institutional Shares, 1.76% (e)	9,398,925	9,398,925
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 1.82% (e)(f)	78,187,602	78,187,602
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 1.75% (e)(f)	48,919,631	48,919,631
Limited Purpose Cash Investment Fund, 1.85% (e)	165,171,426	165,171,427
UBS Select Treasury Preferred Fund, Class I, 1.76% (e)	11,748,656	11,748,656

TOTAL INVESTMENT COMPANIES (Cost $315,750,960)		315,775,972

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

INVESTMENTS	PRINCIPAL AMOUNT	VALUE
U.S. TREASURY OBLIGATIONS - 29.7%
U.S. Treasury Bills 1.61%, 7/19/2018 (g)	$28,699,000	$28,675,452
1.63%, 7/26/2018 (g)	4,972,000	4,966,274
1.79%, 8/16/2018 (g)	13,224,000	13,193,833
1.84%, 8/23/2018 (g)	3,885,000	3,874,766
1.85%, 8/30/2018 (g)	2,855,000	2,846,297
1.97%, 9/20/2018 (g)	1,826,000	1,818,392
1.91%, 9/27/2018 (g)	8,740,000	8,700,186
1.92%, 10/4/2018 (g)	5,771,000	5,742,149
1.90%, 10/11/2018 (g)	2,058,000	2,046,864
1.96%, 10/18/2018 (g)	17,989,000	17,884,439
2.01%, 10/25/2018 (g)	1,806,000	1,794,808
2.01%, 11/1/2018 (g)	3,754,000	3,728,938
2.02%, 11/8/2018 (g)	20,810,000	20,661,793
2.06%, 11/15/2018 (g)	17,846,000	17,710,995
2.10%, 11/23/2018 (g)	4,562,000	4,525,367
2.08%, 12/13/2018 (g)	3,582,000	3,548,813
2.10%, 12/27/2018 (g)	1,311,000	1,297,647

TOTAL U.S. TREASURY OBLIGATIONS (Cost $143,006,746)		143,017,013

TOTAL SHORT-TERM INVESTMENTS (Cost $458,757,706)		458,792,985

TOTAL LONG POSITIONS (Cost $529,592,217)		537,836,115

	SHARES
SHORT POSITIONS - (13.8)%
COMMON STOCKS - (13.8)%

Austria - (0.1)%
ams AG *	(7,136)	(529,207)

Belgium - (0.3)%
Anheuser-Busch InBev SA/NV	(4,747)	(478,806)
Galapagos NV *	(6,588)	(606,738)
Telenet Group Holding NV *	(5,637)	(262,438)

		(1,347,982)

Canada - (0.7)%
AltaGas Ltd. (1)	(3,486)	(71,992)
Bombardier, Inc., Class B (1)*	(43,961)	(173,884)
Cameco Corp. (1)	(15,902)	(178,900)
Element Fleet Management Corp. (1)	(28,148)	(132,320)
Enbridge, Inc. (1)	(26,260)	(938,821)
Imperial Oil Ltd. (1)	(2,715)	(90,249)
Inter Pipeline Ltd. (1)	(2,328)	(43,633)
Keyera Corp. (1)	(2,339)	(65,082)
Nutrien Ltd. (1)	(3,008)	(163,642)
Pembina Pipeline Corp. (1)	(5,182)	(179,467)
Shopify, Inc., Class A (1)*	(2,503)	(365,002)
TransCanada Corp. (1)	(11,194)	(484,323)
Wheaton Precious Metals Corp. (1)	(12,554)	(277,121)

		(3,164,436)

INVESTMENTS	SHARES	VALUE
Colombia - (0.1)%
Millicom International Cellular SA, SDR	(4,323)	$(254,072)

Denmark - (0.3)%
AP Moller - Maersk A/S, Class B	(240)	(296,904)
Chr Hansen Holding A/S	(325)	(29,920)
FLSmidth & Co. A/S	(2,554)	(152,388)
Genmab A/S *	(6,180)	(950,904)
Novozymes A/S, Class B	(1,886)	(95,391)

		(1,525,507)

Finland - (0.2)%
Amer Sports OYJ *	(988)	(31,067)
Huhtamaki OYJ	(2,007)	(74,011)
Kone OYJ, Class B	(428)	(21,762)
Metso OYJ	(4,830)	(161,105)
Nokia OYJ	(98,110)	(562,747)
Nokian Renkaat OYJ	(735)	(28,943)
Orion OYJ, Class B	(5,099)	(137,138)
Wartsila OYJ Abp	(1,494)	(29,248)

		(1,046,021)

Germany - 0.0% (b)
OSRAM Licht AG	(147)	(5,987)

Italy - (0.5)%
Banco BPM SpA *	(7,697)	(22,359)
Brembo SpA	(2,734)	(36,873)
Buzzi Unicem SpA	(9,566)	(233,727)
Ferrari NV	(10,353)	(1,399,407)
Leonardo SpA	(60,982)	(600,208)
Recordati SpA	(342)	(13,552)
Saipem SpA *	(3,960)	(18,161)
UniCredit SpA	(2,918)	(48,364)
Unipol Gruppo SpA	(60,718)	(233,954)

		(2,606,605)

Japan - (8.3)%
Acom Co. Ltd.	(80,400)	(308,655)
Advantest Corp.	(46,200)	(958,322)
Aeon Co. Ltd.	(37,400)	(800,070)
AEON Financial Service Co. Ltd.	(9,500)	(202,483)
Asahi Intecc Co. Ltd.	(2,200)	(83,063)
Asics Corp.	(29,000)	(489,552)
Bank of Kyoto Ltd. (The)	(7,700)	(355,520)
Benesse Holdings, Inc.	(1,100)	(39,008)
Brother Industries Ltd.	(2,000)	(39,402)
Calbee, Inc.	(17,800)	(669,593)
Casio Computer Co. Ltd.	(9,500)	(154,290)
Chiyoda Corp.	(27,500)	(238,444)
Chugai Pharmaceutical Co. Ltd.	(8,700)	(455,537)
Chugoku Electric Power Co., Inc. (The)	(16,100)	(207,981)
Cosmos Pharmaceutical Corp.	(800)	(162,344)
CyberAgent, Inc.	(8,500)	(509,773)
Daifuku Co. Ltd.	(12,600)	(550,515)
Dai-ichi Life Holdings, Inc.	(10,800)	(192,215)
Daiichi Sankyo Co. Ltd.	(200)	(7,641)
Daikin Industries Ltd.	(6,100)	(729,030)
Dentsu, Inc.	(5,200)	(246,157)
Disco Corp.	(2,400)	(408,583)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

INVESTMENTS	SHARES	VALUE
Japan - (8.3)% (continued)
Don Quijote Holdings Co. Ltd.	(2,400)	$(115,197)
Eisai Co. Ltd.	(4,700)	(330,833)
FANUC Corp.	(700)	(138,748)
Fast Retailing Co. Ltd.	(5,300)	(2,429,180)
Fuji Electric Co. Ltd.	(25,000)	(189,903)
Hachijuni Bank Ltd. (The)	(7,000)	(29,826)
Hamamatsu Photonics KK	(2,300)	(98,733)
Hokuriku Electric Power Co. *	(20,400)	(204,898)
Ibiden Co. Ltd.	(16,600)	(265,245)
IHI Corp.	(4,000)	(139,136)
Isetan Mitsukoshi Holdings Ltd.	(47,400)	(591,357)
Iyo Bank Ltd. (The)	(32,100)	(211,516)
J Front Retailing Co. Ltd.	(2,900)	(44,054)
Japan Airport Terminal Co. Ltd.	(4,100)	(191,746)
JGC Corp.	(19,800)	(398,277)
Kakaku.com, Inc.	(32,500)	(731,834)
Kansai Paint Co. Ltd.	(19,400)	(402,598)
Keikyu Corp.	(18,399)	(301,365)
Keio Corp.	(800)	(38,656)
Keyence Corp.	(900)	(507,613)
Kikkoman Corp.	(16,400)	(828,014)
Kobayashi Pharmaceutical Co. Ltd.	(300)	(25,895)
Kose Corp.	(2,100)	(451,698)
Kyushu Financial Group, Inc.	(5,700)	(27,431)
LINE Corp. *	(6,600)	(272,494)
LIXIL Group Corp.	(1,800)	(35,974)
M3, Inc.	(13,200)	(524,941)
Mabuchi Motor Co. Ltd.	(900)	(42,717)
Makita Corp.	(200)	(8,947)
Marui Group Co. Ltd.	(14,700)	(309,216)
Matsumotokiyoshi Holdings Co. Ltd.	(1,000)	(44,874)
MINEBEA MITSUMI, Inc.	(3,000)	(50,555)
MISUMI Group, Inc.	(9,800)	(285,129)
Mitsubishi Logistics Corp.	(4,800)	(103,506)
Mitsubishi Motors Corp.	(30,900)	(246,313)
MonotaRO Co. Ltd.	(4,200)	(185,538)
Nabtesco Corp.	(3,400)	(104,465)
NGK Spark Plug Co. Ltd.	(21,500)	(611,219)
Nidec Corp.	(20,200)	(3,021,713)
Nintendo Co. Ltd.	(5,300)	(1,730,074)
Nippon Paint Holdings Co. Ltd.	(19,300)	(829,999)
Nippon Shinyaku Co. Ltd.	(1,900)	(117,910)
Nippon Yusen KK	(13,800)	(273,402)
Odakyu Electric Railway Co. Ltd.	(4,900)	(105,085)
Ono Pharmaceutical Co. Ltd.	(18,800)	(440,124)
Orient Corp.	(22,600)	(30,370)
Park24 Co. Ltd.	(800)	(21,756)
PeptiDream, Inc. *	(16,100)	(668,906)
Persol Holdings Co. Ltd.	(6,100)	(135,849)
Pigeon Corp.	(14,100)	(685,220)
Recruit Holdings Co. Ltd.	(10,100)	(278,948)
Renesas Electronics Corp. *	(54,800)	(535,714)
Ricoh Co. Ltd.	(34,900)	(319,605)
Rohm Co. Ltd.	(2,500)	(208,911)
Santen Pharmaceutical Co. Ltd.	(8,900)	(154,828)
Shikoku Electric Power Co., Inc.	(11,800)	(157,826)
Shimadzu Corp.	(1,600)	(48,274)
Shimano, Inc.	(3,500)	(513,606)

INVESTMENTS	SHARES	VALUE
Japan - (8.3)% (continued)
Shiseido Co. Ltd.	(9,500)	$(753,882)
SoftBank Group Corp.	(12,100)	(864,039)
Sompo Holdings, Inc.	(200)	(8,070)
Sony Financial Holdings, Inc.	(41,100)	(783,082)
Stanley Electric Co. Ltd.	(3,400)	(115,770)
Start Today Co. Ltd.	(500)	(18,090)
SUMCO Corp.	(89,300)	(1,793,542)
Sundrug Co. Ltd.	(900)	(36,460)
Sysmex Corp.	(2,600)	(242,254)
T&D Holdings, Inc.	(29,900)	(448,442)
Taiyo Nippon Sanso Corp.	(15,200)	(217,591)
TDK Corp.	(200)	(20,365)
Terumo Corp.	(2,500)	(143,120)
THK Co. Ltd.	(5,400)	(154,180)
Tokio Marine Holdings, Inc.	(12,500)	(584,791)
Tokyo Electron Ltd.	(3,600)	(617,952)
TOTO Ltd.	(4,400)	(203,657)
Tsuruha Holdings, Inc.	(500)	(62,627)
Unicharm Corp.	(5,400)	(162,347)
USS Co. Ltd.	(2,300)	(43,729)
Yakult Honsha Co. Ltd.	(5,200)	(347,677)
Yamaha Corp.	(3,300)	(171,262)
Yamato Holdings Co. Ltd.	(15,900)	(467,979)
Yaskawa Electric Corp.	(73,700)	(2,595,354)
Yokogawa Electric Corp.	(3,500)	(62,150)

		(40,524,351)

Luxembourg - (0.1)%
Tenaris SA	(36,310)	(662,658)

Netherlands - (0.5)%
ALTICE EUROPE NV *	(159,626)	(647,923)
ASML Holding NV	(803)	(158,902)
Boskalis Westminster	(6,867)	(199,551)
Koninklijke KPN NV	(230,769)	(627,502)
Koninklijke Vopak NV	(7,389)	(340,573)
OCI NV *	(7,298)	(195,977)
SBM Offshore NV	(2,324)	(36,034)

		(2,206,462)

Norway - (0.1)%
Schibsted ASA, Class A	(9,546)	(289,474)

Singapore - 0.0% (b)
CapitaLand Ltd.	(22,700)	(52,539)

Spain - (0.8)%
Atresmedia Corp. de Medios de Comunicacion SA	(3,398)	(28,504)
Banco Bilbao Vizcaya Argentaria SA	(2,880)	(20,311)
Banco de Sabadell SA	(4,546)	(7,591)
Banco Santander SA	(12,313)	(65,806)
Bankia SA	(102,842)	(383,505)
Cellnex Telecom SA (c)	(36,083)	(907,180)
Distribuidora Internacional de Alimentacion SA	(17,551)	(50,985)
Ferrovial SA	(8,847)	(181,033)
Grifols SA	(5,462)	(163,712)
Industria de Diseno Textil SA	(59,642)	(2,031,056)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

INVESTMENTS	SHARES	VALUE

Spain - (0.8)% (continued)
Melia Hotels International SA	(2,293)	$(31,365)

		(3,871,048)

Sweden - (0.6)%
Hennes & Mauritz AB, Class B	(8,192)	(121,938)
Telefonaktiebolaget LM Ericsson, Class B	(355,502)	(2,738,860)

		(2,860,798)

Switzerland - (0.7)%
Aryzta AG *	(9,103)	(136,162)
Chocoladefabriken Lindt & Spruengli AG	(8)	(51,853)
Credit Suisse Group AG (Registered) *	(129,585)	(1,937,694)
Dufry AG (Registered) *	(54)	(6,868)
OC Oerlikon Corp. AG (Registered) *	(14,240)	(216,943)
STMicroelectronics NV	(20,587)	(456,688)
Sunrise Communications Group AG *(c)	(470)	(38,190)
Vifor Pharma AG	(2,239)	(357,151)

		(3,201,549)

United Kingdom - (0.1)%
CNH Industrial NV	(40,755)	(430,515)

United States - (0.2)%
Altice USA, Inc., Class A (1)	(61,123)	(1,042,754)

Zambia - (0.2)%
First Quantum Minerals Ltd. (1)	(55,974)	(824,719)

TOTAL COMMON STOCKS (Proceeds $(65,118,689))		(66,446,684)

TOTAL SHORT POSITIONS (Proceeds $(65,118,689))		(66,446,684)

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 97.8% (Cost $464,473,528)		471,389,431

OTHER ASSETS IN EXCESS OF LIABILITIES - 2.2% (H)		10,622,266

NET ASSETS - 100.0%		$482,011,697

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$(5,245,756)	(1.1)%
Consumer Staples	(2,388,210)	(0.5)
Energy	9,172,175	1.9
Financials	7,527,917	1.6
Health Care	(1,140,653)	(0.2)
Industrials	7,043,462	1.5
Information Technology	(11,817,394)	(2.5)
Materials	3,064,389	0.6
Real Estate	(52,539)	0.0 (b)
Telecommunication Services	(1,206,670)	(0.3)
Utilities	7,639,726	1.6
Short-Term Investments	458,792,984	95.2

Total Investments In Securities At Value	471,389,431	97.8

Other Assets in Excess of Liabilities (h)	10,622,266	2.2

Net Assets	$482,011,697	100.0%

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $71,262,394. In addition, $1,798,334 of cash collateral was pledged.
(b)	Represents less than 0.05% of net assets.
(c)

Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at June 30, 2018 amounted to $483,748, which represents approximately 0.10% of net assets of the fund.

(d)

Security fair valued as of June 30, 2018 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at June 30, 2018 amounted to $0, which represents approximately 0.00% of net assets of the fund.

(e)	Represents 7-day effective yield as of June 30, 2018.
(f)	All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(g)	The rate shown was the effective yield at the date of purchase.
(h)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 5).
(3)	Level 3 security (See Note 5).

Abbreviations

CVA - Dutch Certification

OYJ - Public Traded Company

SDR - Swedish Depositary Receipt

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

Total return swap contracts outstanding as of June 30, 2018:

Over the Counter

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Corn September Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	08/24/2018	USD	(1,509,900)	$63,414
Hang Seng Index July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	07/30/2018	HKD	104,849,900	28,694
Hang Seng Index July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MSCS	07/30/2018	HKD	34,471,200	9,960
HSCEI July Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MLIN	07/30/2018	HKD	(14,673,150)	21,212
HSCEI July Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MSCS	07/30/2018	HKD	(19,564,200)	16,278
MSCI Singapore Index July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	07/30/2018	SGD	36,600	216
MSCI Singapore Index July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MSCS	07/30/2018	SGD	988,200	1,849
MSCI Taiwan Index July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	07/30/2018	USD	193,800	1,126
MSCI Taiwan Index July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	07/30/2018	USD	697,680	3,900
Soybean November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	10/26/2018	USD	(1,364,000)	164,109
Soybean November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	10/26/2018	USD	(748,000)	104,663
Swiss Market Index September Futures	Increases in total return of reference entity	Decreases in total return of reference entity	Monthly	MLIN	09/21/2018	CHF	(14,749,000)	44,779
TAIEX Index July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	07/18/2018	TWD	38,437,200	2,726

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
WIG20 Index September Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	09/21/2018	PLN	(291,760)	$ 4,434

								467,360

iBovespa Index August Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MSCS	08/15/2018	BRL	(8,779,440)	(39,498)
KOSPI 200 Index September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MSCS	09/13/2018	KRW	5,625,000,000	(295,822)
MSCI Emerging Markets Taiwan Net Total Return Index	Decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMC	09/21/2018	USD	102,998	(4,478)
MSCI Emerging Markets Thailand Net Total Return Index	Decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMC	09/24/2018	USD	43,607	(4,561)
Soybean November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	10/26/2018	USD	1,496,000	(165,427)
Soybean November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	10/26/2018	USD	748,000	(85,569)
Soybean November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	10/26/2018	USD	2,508,000	(285,064)
Swiss Market Index September Futures	Increases in total return of reference entity	Decreases in total return of reference entity	Monthly	MSCS	09/21/2018	CHF	(10,032,750)	(11,602)
Tel Aviv Index July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	07/25/2018	ILS	2,578,611	(7,790)

								(899,811)

								$(432,451)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

Futures contracts outstanding as of June 30, 2018:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
Amsterdam Exchange Index	98	7/2018	EUR	$12,625,506	$(249,937)
Brent Crude Oil	90	7/2018	USD	7,130,700	282,751
Hang Seng Index	33	7/2018	HKD	6,041,335	48,021
LME Copper Base Metal	3	7/2018	USD	497,475	(11,713)
LME Copper Base Metal	4	7/2018	USD	662,683	(19,216)
LME Copper Base Metal	5	7/2018	USD	828,780	(38,685)
MSCI Singapore Index	123	7/2018	SGD	3,304,073	(14,939)
MSCI Taiwan Index	154	7/2018	USD	5,969,040	56,285
WTI Crude Oil	104	7/2018	USD	7,711,600	875,890
LME Copper Base Metal	2	8/2018	USD	331,559	(13,597)
LME Copper Base Metal	4	8/2018	USD	663,106	(19,356)
LME Copper Base Metal	7	8/2018	USD	1,159,477	(31,307)
3 Month Sterling	159	9/2018	GBP	26,016,256	8,495
ASX 90 Day Bank Accepted Bill	41	9/2018	AUD	30,193,151	(5,843)
Australia 3 Year Bond	549	9/2018	AUD	45,237,477	163,883
EURO STOXX 50 Index	119	9/2018	EUR	4,712,412	(111,538)
Euro-Bobl	64	9/2018	EUR	9,878,280	18,958
Euro-Bund	610	9/2018	EUR	115,793,793	870,014
FTSE 100 Index	95	9/2018	GBP	9,530,475	(64,829)
FTSE/MIB Index	29	9/2018	EUR	3,652,131	(58,859)
Japan 10 Year Bond	37	9/2018	JPY	50,409,430	30,756
LME Copper Base Metal	1	9/2018	USD	165,708	(11,882)
LME Copper Base Metal	5	9/2018	USD	828,281	(84,567)
LME Copper Base Metal	14	9/2018	USD	2,318,750	(60,678)
LME Copper Base Metal	20	9/2018	USD	3,314,000	(151,936)
S&P/TSX 60 Index	23	9/2018	CAD	3,370,616	57
SET50 Index	252	9/2018	THB	1,590,954	(8,608)
Silver	99	9/2018	USD	8,018,010	(92,282)
SPI 200 Index	299	9/2018	AUD	34,009,959	99,211
TOPIX Index	316	9/2018	JPY	49,391,501	(1,200,328)
U.S. Treasury 2 Year Note	823	9/2018	USD	174,334,546	149,850
U.S. Treasury 5 Year Note	27	9/2018	USD	3,067,664	19,863
3 Month Euro Euribor	62	12/2018	EUR	18,152,488	1,107
3 Month Sterling	405	12/2018	GBP	66,231,074	26,794
ASX 90 Day Bank Accepted Bill	159	12/2018	AUD	117,090,513	4,487
3 Month Euro Euribor	80	3/2019	EUR	23,421,397	4,469
3 Month Sterling	465	3/2019	GBP	75,989,388	66,206
ASX 90 Day Bank Accepted Bill	160	3/2019	AUD	117,821,149	8,804
3 Month Euro Euribor	61	6/2019	EUR	17,856,144	10,795
3 Month Sterling	401	6/2019	GBP	65,490,942	12,511
ASX 90 Day Bank Accepted Bill	121	6/2019	AUD	89,093,501	15,940

					525,047

Short Contracts
CAC 40 10 Euro Index	(70)	7/2018	EUR	(4,349,296)	112,037
FTSE Bursa Malaysia KLCI Index	(23)	7/2018	MYR	(482,974)	(2,200)
HSCEI	(64)	7/2018	HKD	(4,433,160)	(7,149)
IBEX 35 Index	(82)	7/2018	EUR	(9,194,645)	106,249
LME Copper Base Metal	(3)	7/2018	USD	(497,475)	13,160
LME Copper Base Metal	(4)	7/2018	USD	(662,683)	17,919
LME Copper Base Metal	(5)	7/2018	USD	(828,780)	39,513

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts (continued)
Natural Gas	(68)	7/2018	USD	$ (1,988,320)	$ 18,536
OMXS30 Index	(798)	7/2018	SEK	(13,907,701)	62,206
100 oz Gold	(187)	8/2018	USD	(23,459,150)	855,199
LME Copper Base Metal	(2)	8/2018	USD	(331,559)	12,389
LME Copper Base Metal	(4)	8/2018	USD	(663,106)	18,612
LME Copper Base Metal	(7)	8/2018	USD	(1,159,477)	29,879
3 Month Canadian Bankers Acceptance	(31)	9/2018	CAD	(5,779,561)	1,559
3 Month Euro Euribor	(3)	9/2018	EUR	(878,565)	(14)
3 Month Eurodollar	(74)	9/2018	USD	(18,045,825)	14,610
Australia 10 Year Bond	(131)	9/2018	AUD	(12,541,167)	(63,636)
Canada 10 Year Bond	(235)	9/2018	CAD	(24,437,569)	(585,020)
Corn	(15)	9/2018	USD	(269,625)	10,305
DAX Index	(61)	9/2018	EUR	(21,920,146)	758,619
Euro-Buxl	(51)	9/2018	EUR	(10,583,421)	(148,978)
Euro-Schatz	(1,815)	9/2018	EUR	(237,570,547)	(57,833)
FTSE/JSE Top 40 Index	(68)	9/2018	ZAR	(2,562,164)	13,208
LME Copper Base Metal	(1)	9/2018	USD	(165,708)	12,714
LME Copper Base Metal	(5)	9/2018	USD	(828,281)	79,368
LME Copper Base Metal	(14)	9/2018	USD	(2,318,750)	58,846
LME Copper Base Metal	(96)	9/2018	USD	(15,907,200)	861,966
Long Gilt	(408)	9/2018	GBP	(66,262,639)	(921,672)
S&P 500 E-Mini Index	(271)	9/2018	USD	(36,877,680)	743,327
U.S. Treasury 10 Year Note	(42)	9/2018	USD	(5,047,875)	1,018
U.S. Treasury Long Bond	(107)	9/2018	USD	(15,515,000)	(350,305)
3 Month Canadian Bankers Acceptance	(111)	12/2018	CAD	(20,660,784)	9,273
3 Month Eurodollar	(299)	12/2018	USD	(72,776,600)	43,611
3 Month Canadian Bankers Acceptance	(103)	3/2019	CAD	(19,143,318)	6,247
3 Month Eurodollar	(279)	3/2019	USD	(67,824,900)	30,472
3 Month Canadian Bankers Acceptance	(73)	6/2019	CAD	(13,552,324)	3,953
3 Month Eurodollar	(205)	6/2019	USD	(49,786,813)	16,097

					1,814,085

					$2,339,132

Forward foreign currency contracts outstanding as of June 30, 2018:

Over the Counter

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
CAD	4,400	USD	3,323	CITI	9/19/2018	$28
CAD	6,600	USD	4,985	JPMC	9/19/2018	42
CHF	803,200	USD	812,860	CITI	9/19/2018	3,812
CHF	1,204,800	USD	1,219,291	JPMC	9/19/2018	5,718
DKK	169,200	USD	26,461	CITI	9/19/2018	227
DKK	253,800	USD	39,692	JPMC	9/19/2018	341
EUR	1,620,500	USD	1,893,682	CITI	9/19/2018	10,139
EUR	2,430,749	USD	2,840,525	JPMC	9/19/2018	15,205
HKD	7,772,000	USD	991,676	CITI	9/19/2018	267
HKD	11,658,000	USD	1,487,516	JPMC	9/19/2018	398
INR	1,720,000	USD	24,804	CITI**	9/19/2018	44
INR	2,580,000	USD	37,207	JPMC**	9/19/2018	66

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
MXN	77,953,536	USD	3,807,566	CITI	9/19/2018	$ 68,775
MXN	116,930,311	USD	5,711,356	JPMC	9/19/2018	103,155
SEK	400	USD	45	CITI	9/19/2018	—
SEK	600	USD	67	JPMC	9/19/2018	—
SGD	400	USD	293	CITI	9/19/2018	1
SGD	600	USD	439	JPMC	9/19/2018	2
TRY	9,912,000	USD	2,034,512	CITI	9/19/2018	51,290
TRY	14,868,000	USD	3,051,772	JPMC	9/19/2018	76,931
USD	812,540	AUD	1,091,200	CITI	9/19/2018	4,803
USD	1,219,934	AUD	1,636,800	JPMC	9/19/2018	8,328
USD	4,581,786	BRL	17,259,999	CITI**	9/19/2018	164,915
USD	6,872,670	BRL	25,890,000	JPMC**	9/19/2018	247,364
USD	124,064	CAD	159,600	CITI	9/19/2018	2,500
USD	186,096	CAD	239,400	JPMC	9/19/2018	3,747
USD	22,389,826	CHF	21,897,920	CITI	9/19/2018	124,605
USD	33,584,697	CHF	32,846,880	JPMC	9/19/2018	186,864
USD	1,609,757	CNY	10,408,000	CITI**	9/19/2018	45,601
USD	2,414,633	CNY	15,612,000	JPMC**	9/19/2018	68,398
USD	37,831	DKK	237,200	CITI	9/19/2018	417
USD	56,747	DKK	355,800	JPMC	9/19/2018	625
USD	2,582,173	EUR	2,185,600	CITI	9/19/2018	14,454
USD	3,873,255	EUR	3,278,400	JPMC	9/19/2018	21,677
USD	3,929,160	HKD	30,762,400	CITI	9/19/2018	2,945
USD	5,893,733	HKD	46,143,600	JPMC	9/19/2018	4,411
USD	42,973	HUF	12,000,000	CITI	9/19/2018	219
USD	64,459	HUF	18,000,000	JPMC	9/19/2018	328
USD	6,743,358	JPY	734,314,800	CITI	9/19/2018	73,875
USD	10,114,800	JPY	1,101,472,200	JPMC	9/19/2018	110,577
USD	4,007,351	KRW	4,294,032,000	CITI**	9/19/2018	141,919
USD	6,011,019	KRW	6,441,048,000	JPMC**	9/19/2018	212,871
USD	259,489	MXN	5,200,000	CITI	9/19/2018	912
USD	389,233	MXN	7,800,000	JPMC	9/19/2018	1,368
USD	2,552,894	NOK	20,591,400	CITI	9/19/2018	16,554
USD	3,829,336	NOK	30,887,100	JPMC	9/19/2018	24,825
USD	4,141,725	NZD	5,960,800	CITI	9/19/2018	104,172
USD	6,212,580	NZD	8,941,200	JPMC	9/19/2018	156,250
USD	7,657,804	SEK	67,063,200	CITI	9/19/2018	124,572
USD	11,486,692	SEK	100,594,800	JPMC	9/19/2018	186,844
USD	1,196,933	SGD	1,603,200	CITI	9/19/2018	18,259
USD	1,795,398	SGD	2,404,800	JPMC	9/19/2018	27,386
USD	73,577	THB	2,350,800	CITI	9/19/2018	2,453
USD	110,366	THB	3,526,200	JPMC	9/19/2018	3,679
USD	407,123	TRY	1,912,000	CITI	9/19/2018	4,778
USD	610,684	TRY	2,868,000	JPMC	9/19/2018	7,164
USD	1,349,163	TWD	40,039,600	CITI**	9/19/2018	28,769
USD	2,023,742	TWD	60,059,400	JPMC**	9/19/2018	43,151
USD	332,509	ZAR	4,400,000	CITI	9/19/2018	15,051
USD	498,762	ZAR	6,600,000	JPMC	9/19/2018	22,577
USD	2,662,772	ILS	9,436,003	CITI	9/20/2018	68,673
USD	3,994,151	ILS	14,153,997	JPMC	9/20/2018	103,004

Total unrealized appreciation						2,738,325

AUD	5,880,000	USD	4,470,772	CITI	9/19/2018	(118,232)
AUD	8,820,000	USD	6,706,166	JPMC	9/19/2018	(177,355)
BRL	4,080,000	USD	1,082,793	CITI**	9/19/2018	(38,713)
BRL	6,120,000	USD	1,624,192	JPMC**	9/19/2018	(58,070)
CAD	33,248,400	USD	25,738,153	CITI	9/19/2018	(413,215)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
CAD	49,872,600	USD	38,607,278	JPMC	9/19/2018	$ (619,871)
CHF	719,600	USD	734,382	CITI	9/19/2018	(2,711)
CHF	1,079,400	USD	1,101,574	JPMC	9/19/2018	(4,069)
CNY	33,674,800	USD	5,192,886	CITI**	9/19/2018	(132,101)
CNY	50,512,200	USD	7,789,339	JPMC**	9/19/2018	(198,163)
DKK	82,400	USD	13,055	CITI	9/19/2018	(57)
DKK	123,600	USD	19,582	JPMC	9/19/2018	(86)
EUR	3,429,900	USD	4,051,191	CITI	9/19/2018	(21,626)
EUR	5,144,851	USD	6,076,796	JPMC	9/19/2018	(32,445)
GBP	6,548,400	USD	8,794,759	CITI	9/19/2018	(121,816)
GBP	9,822,600	USD	13,192,156	JPMC	9/19/2018	(182,742)
HKD	8,846,800	USD	1,129,557	CITI	9/19/2018	(438)
HKD	13,270,200	USD	1,694,338	JPMC	9/19/2018	(659)
HUF	204,000,000	USD	753,515	CITI	9/19/2018	(26,695)
HUF	306,000,000	USD	1,130,274	JPMC	9/19/2018	(40,044)
INR	94,400,000	USD	1,381,235	CITI**	9/19/2018	(17,463)
INR	141,600,000	USD	2,071,856	JPMC**	9/19/2018	(26,197)
JPY	650,569,600	USD	5,968,365	CITI	9/19/2018	(59,506)
JPY	975,854,400	USD	8,952,237	JPMC	9/19/2018	(88,949)
KRW	1,310,700,000	USD	1,217,285	CITI**	9/19/2018	(37,411)
KRW	1,966,050,000	USD	1,825,930	JPMC**	9/19/2018	(56,116)
MXN	39,890,460	USD	1,992,828	CITI	9/19/2018	(9,223)
MXN	59,835,693	USD	2,989,246	JPMC	9/19/2018	(13,839)
NOK	28,400	USD	3,510	CITI	9/19/2018	(12)
NOK	42,600	USD	5,265	JPMC	9/19/2018	(18)
PLN	6,600,000	USD	1,799,093	CITI	9/19/2018	(34,800)
PLN	9,900,000	USD	2,698,642	JPMC	9/19/2018	(52,203)
SEK	303,600	USD	34,969	CITI	9/19/2018	(865)
SEK	455,400	USD	52,453	JPMC	9/19/2018	(1,298)
SGD	1,121,600	USD	837,853	CITI	9/19/2018	(13,252)
SGD	1,682,400	USD	1,256,781	JPMC	9/19/2018	(19,878)
THB	1,796,400	USD	56,276	CITI	9/19/2018	(1,926)
THB	2,694,600	USD	84,415	JPMC	9/19/2018	(2,889)
TRY	960,000	USD	203,836	CITI	9/19/2018	(1,822)
TRY	1,440,000	USD	305,755	JPMC	9/19/2018	(2,733)
TWD	6,459,600	USD	217,681	CITI**	9/19/2018	(4,661)
TWD	9,689,400	USD	326,521	JPMC**	9/19/2018	(6,993)
USD	1,144,860	AUD	1,549,600	CITI	9/19/2018	(2,197)
USD	1,717,287	AUD	2,324,400	JPMC	9/19/2018	(3,298)
USD	362,364	BRL	1,420,001	CITI**	9/19/2018	(1,017)
USD	543,545	BRL	2,130,000	JPMC**	9/19/2018	(1,527)
USD	3,003,614	CAD	3,981,200	CITI	9/19/2018	(28,823)
USD	4,505,416	CAD	5,971,800	JPMC	9/19/2018	(43,237)
USD	3,764,816	CHF	3,712,080	CITI	9/19/2018	(9,529)
USD	5,647,217	CHF	5,568,120	JPMC	9/19/2018	(14,299)
USD	75,929	DKK	486,000	CITI	9/19/2018	(730)
USD	113,894	DKK	729,000	JPMC	9/19/2018	(1,095)
USD	4,433,957	EUR	3,791,600	CITI	9/19/2018	(20,547)
USD	6,650,928	EUR	5,687,400	JPMC	9/19/2018	(30,830)
USD	1,839,361	HKD	14,414,800	CITI	9/19/2018	(404)
USD	2,759,038	HKD	21,622,200	JPMC	9/19/2018	(610)
USD	454,715	HUF	128,000,000	CITI	9/19/2018	(1,329)
USD	682,071	HUF	192,000,000	JPMC	9/19/2018	(1,995)
USD	1,661,837	MXN	34,000,000	CITI	9/19/2018	(28,856)
USD	2,492,753	MXN	51,000,000	JPMC	9/19/2018	(43,288)
USD	834,553	NOK	6,819,400	CITI	9/19/2018	(5,425)
USD	1,251,829	NOK	10,229,100	JPMC	9/19/2018	(8,138)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
USD	33,507	SEK	300,000	CITI	9/19/2018	$ (193)
USD	50,260	SEK	450,000	JPMC	9/19/2018	(289)
USD	28,485	SGD	38,800	CITI	9/19/2018	(41)
USD	42,728	SGD	58,200	JPMC	9/19/2018	(61)
USD	1,381,400	TRY	6,800,000	CITI	9/19/2018	(49,538)
USD	2,072,098	TRY	10,200,000	JPMC	9/19/2018	(74,307)
USD	172,764	ZAR	2,400,000	CITI	9/19/2018	(394)
USD	259,146	ZAR	3,600,000	JPMC	9/19/2018	(592)
ZAR	18,800,000	USD	1,477,099	CITI	9/19/2018	(120,691)
ZAR	28,200,000	USD	2,215,651	JPMC	9/19/2018	(181,041)

Total unrealized depreciation						(3,315,483)

Net unrealized depreciation						$(577,158)

**	Non-deliverable forward.

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CNY - Chinese Renminbi

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

NOK - Norwegian Krone

NZD - New Zealand Dollar

PLN - Poland Zloty

SEK - Swedish Krona

SGD - Singapore Dollar

THB - Thai Baht

TRY - Turkish Lira

TWD - New Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

Total Return Basket Swaps Outstanding at June 30, 2018

Over the Counter

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the HIBOR or HONIX plus or minus a specified spread (-0.18% to 0.04%), which is denominated in HKD based on the local currencies of the positions within the swap.	61 months maturity 04/13/2023 - 06/30/2023	$3,480,106	$925	$8,856	$9,781

GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the BBR or AOISR plus or minus a specified spread (-0.10% to 0.04%), which is denominated in AUD based on the local currencies of the positions within the swap.	45-61 months maturity 11/19/2021 - 06/30/2023	$2,601,577	$81,120	$(8,604)	$72,516

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR or SONIA plus or minus a specified spread (-0.03% to 0.03%), which is denominated in GBP based on the local currencies of the positions within the swap.	1-61 months maturity 04/13/2023 - 06/30/2023	$20,335,077	$(429,395)	$17,635	$(411,760)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock
Australia
BHP Billiton plc	14,461	$324,540	$47,759	(11.6)%
Rio Tinto plc	2,005	110,513	5,790	(1.4)

Germany
TUI AG	12,052	263,601	14,872	(3.6)

Russia
Evraz plc	19,055	127,181	12,119	(2.9)

South Africa
Anglo American plc	17,424	386,829	(23,468)	5.7
Investec plc	18,033	127,507	(2,474)	0.6

United Kingdom
Barratt Developments plc	125,090	847,974	(53,300)	12.9
Bellway plc	16,249	641,929	(33,034)	8.0
Berkeley Group Holdings plc	21,497	1,070,830	(15,677)	3.8
BT Group plc	110,187	316,099	(26,022)	6.3
Close Brothers Group plc	9,624	187,878	4,431	(1.1)
Greene King plc	32,994	249,932	48,764	(11.8)
Howden Joinery Group plc	28,963	204,245	26,898	(6.5)
Indivior plc	61,833	311,360	(4,588)	1.1
Intermediate Capital Group plc	22,535	326,462	24,922	(6.1)
Kingfisher plc	28,992	113,376	735	(0.2)
Persimmon plc	30,418	1,013,214	(47,086)	11.4
Playtech plc	13,626	135,114	2,834	(0.7)
Royal Mail plc	75,124	499,794	(48,210)	11.7
Sky plc	24,743	476,521	47,188	(11.5)
Taylor Wimpey plc	256,924	604,805	(30,531)	7.4
Travis Perkins plc	13,368	250,499	35,259	(8.6)
WH Smith plc	7,717	203,127	1,945	(0.5)
Whitbread plc	2,901	151,222	11,069	(2.7)
William Hill plc	93,533	373,568	(30,727)	7.5

Short Positions

Common Stock
United Kingdom
AA plc	(69,066)	(113,001)	(33,368)	8.1
Associated British Foods plc	(3,439)	(124,005)	(7,804)	1.9
AstraZeneca plc	(5,016)	(346,943)	(16,847)	4.1

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE

United Kingdom (continued)
B&M European Value Retail SA	(22,972)	$(122,036)	$(3,438)	0.8%
British American Tobacco plc	(35,026)	(1,764,378)	234,581	(57.0)
Capita plc	(114,873)	(241,448)	(45,033)	10.9
Cobham plc	(148,584)	(251,244)	(17,784)	4.3
ConvaTec Group plc	(92,511)	(258,268)	(15,790)	3.8
easyJet plc	(4,908)	(107,975)	1,336	(0.3)
Experian plc	(14,919)	(368,031)	(66,974)	16.3
Imperial Brands plc	(4,004)	(148,701)	(4,271)	1.0
Inmarsat plc	(18,314)	(132,431)	(51,383)	12.5
John Wood Group plc	(20,516)	(169,421)	(17,181)	4.2
Just Eat plc	(16,417)	(168,348)	(16,327)	4.0
Micro Focus International plc	(8,442)	(146,480)	3,430	(0.8)
Old Mutual Ltd.	(61,076)	(120,745)	41,999	(10.2)
Petrofac Ltd.	(26,584)	(204,220)	(20,326)	4.9
Prudential plc	(45,054)	(1,027,065)	41,587	(10.1)
Reckitt Benckiser Group plc	(8,479)	(696,676)	(23,032)	5.6
Rolls-Royce Holdings plc	(21,000)	(273,527)	(29,470)	7.2
RSA Insurance Group plc	(30,660)	(274,202)	(10,661)	2.6
Serco Group plc	(231,781)	(302,129)	(23,225)	5.6
Standard Chartered plc	(55,360)	(502,858)	19,528	(4.7)
Tesco plc	(512,056)	(1,732,591)	(361,977)	87.9
Weir Group plc (The)	(5,574)	(146,386)	(1,212)	0.3

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR or Federal Funds Floating Rate plus or minus a specified spread (-0.84% to 0.03%), which is denominated in USD based on the local currencies of the positions within the swap.	59-61 months maturity 04/12/2023 - 06/30/2023	$407,233,074	$(10,642,313)	$(575,697)	$(11,218,010)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock
United States
Aflac, Inc.	66,241	$2,849,688	$(39,963)	0.4%
Allstate Corp. (The)	21,881	1,997,079	(98,387)	0.9
Amazon.com, Inc.	1,256	2,134,949	334,000	(3.0)
Anthem, Inc.	12,630	3,006,319	191,471	(1.7)
Best Buy Co., Inc.	31,564	2,354,043	150,245	(1.3)
Biogen, Inc.	14,510	4,211,382	393,388	(3.5)
Booking Holdings, Inc.	2,004	4,062,288	(52,149)	0.5
Consolidated Edison, Inc.	32,480	2,532,790	18,963	(0.2)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE

United States (continued)
eBay, Inc.	85,082	$3,085,073	$(222,915)	2.0%
Estee Lauder Cos., Inc. (The)	19,533	2,787,164	(127,116)	1.1
Exelon Corp.	78,283	3,334,856	274,406	(2.4)
Facebook, Inc.	22,980	4,465,474	794,780	(7.1)
FedEx Corp.	11,304	2,566,686	(216,042)	1.9
Gilead Sciences, Inc.	40,838	2,892,964	(120,880)	1.1
Humana, Inc.	6,658	1,981,621	83,781	(0.7)
Huntington Ingalls Industries, Inc.	10,424	2,259,819	(420,608)	3.7
Intel Corp.	77,924	3,873,602	14,299	(0.1)
International Business Machines Corp.	19,521	2,727,084	(253,578)	2.3
IQVIA Holdings, Inc.	29,685	2,963,157	127,778	(1.1)
Kohl’s Corp.	36,572	2,666,099	346,337	(3.1)
LyondellBasell Industries NV	34,367	3,775,215	358,104	(3.2)
Micron Technology, Inc.	84,451	4,428,610	378,750	(3.4)
Netflix, Inc.	5,462	2,137,991	486,672	(4.3)
Northrop Grumman Corp.	7,236	2,226,517	(288,644)	2.6
Oracle Corp.	65,012	2,864,429	(54,377)	0.5
Pfizer, Inc.	54,765	1,986,874	44,907	(0.4)
Raytheon Co.	16,731	3,232,095	(399,732)	3.6
Skyworks Solutions, Inc.	27,818	2,688,610	17,385	(0.2)
Spirit AeroSystems Holdings, Inc.	23,620	2,029,194	154,947	(1.4)
Valero Energy Corp.	24,079	2,668,676	198,961	(1.8)
Walmart, Inc.	32,766	2,806,408	(20,508)	0.2
Western Digital Corp.	31,228	2,417,359	(348,192)	3.1

Short Positions

Common Stock
United States
Advanced Micro Devices, Inc.	(258,661)	(3,877,328)	(1,412,289)	12.6
BioMarin Pharmaceutical, Inc.	(28,020)	(2,639,484)	(414,737)	3.7
CenturyLink, Inc.	(214,065)	(3,990,172)	(270,377)	2.4
Charter Communications, Inc.	(10,550)	(3,093,366)	36,629	(0.3)
Cheniere Energy, Inc.	(45,527)	(2,967,905)	(504,894)	4.5
Envision Healthcare Corp.	(52,673)	(2,318,139)	(281,274)	2.5
First Data Corp.	(167,946)	(3,515,110)	(893,473)	8.0
FirstEnergy Corp.	(109,895)	(3,946,329)	(194,514)	1.7
General Electric Co.	(258,112)	(3,512,904)	(113,938)	1.0
Hess Corp.	(62,687)	(4,193,133)	(958,484)	8.5
Kraft Heinz Co. (The)	(44,965)	(2,824,701)	(191,513)	1.7
Mattel, Inc.	(133,385)	(2,190,182)	(442,838)	3.9
ONEOK, Inc.	(45,025)	(3,144,096)	(588,927)	5.2
Philip Morris International, Inc.	(47,704)	(3,851,621)	336,598	(3.0)
Sealed Air Corp.	(58,373)	(2,477,934)	25,100	(0.2)
Tesla, Inc.	(15,102)	(5,179,231)	(830,974)	7.4
Vulcan Materials Co.	(27,419)	(3,538,696)	(432,216)	3.9
Williams Cos., Inc. (The)	(86,326)	(2,340,298)	(208,590)	1.9

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the EURIBOR or EONIA plus or minus a specified spread (-0.65% to 0.03%), which is denominated in EUR based on the local currencies of the positions within the swap.	1-61 months maturity 06/30/2023	$30,434,381	$(234,397)	$62,671	$(171,726)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock
France
Air France-KLM	54,632	$446,463	$(128,605)	74.9%
Atos SE	4,200	571,103	14,642	(8.5)
Cie Generale des Etablissements Michelin SCA	5,998	725,627	(108,689)	63.3
CNP Assurances	7,553	171,601	(13,977)	8.1
Dassault Systemes SE	736	102,998	7,524	(4.4)
Electricite de France SA	9,518	130,605	451	(0.3)
Engie SA	102,961	1,574,943	(105,466)	61.4
Lagardere SCA	5,709	150,422	(4,939)	2.9
Peugeot SA	42,289	963,567	(11,515)	6.7
Renault SA	16,523	1,399,853	(440,581)	256.6
Teleperformance	1,951	344,343	58,913	(34.3)
Thales SA	5,568	716,345	59,651	(34.7)
TOTAL SA	37,115	2,253,837	136,247	(79.3)
Veolia Environnement SA	5,486	117,230	(6,891)	4.0

Germany
Bayerische Motoren Werke AG	7,982	721,513	(97,131)	56.6
Covestro AG	11,910	1,058,604	(41,050)	23.9
Daimler AG (Registered)	9,894	633,781	(104,707)	61.0
Evonik Industries AG	6,710	229,574	3,063	(1.8)
Hannover Rueck SE	2,975	369,857	(25,185)	14.7
HOCHTIEF AG	1,375	247,958	8,773	(5.1)
Rheinmetall AG	4,054	446,031	(106,258)	61.9
RWE AG	8,244	187,341	(1,279)	0.7
Salzgitter AG	5,687	247,430	(18,415)	10.7
Software AG	8,147	378,650	(28,915)	16.8
Suedzucker AG	18,923	300,778	3,619	(2.1)
Talanx AG	6,284	228,924	(35,005)	20.4
Volkswagen AG (Preference)	6,004	991,922	(156,845)	91.3

Short Positions

Common Stock
France
Accor SA	(16,981)	(831,660)	41,162	(24.0)
Air Liquide SA	(815)	(102,156)	(5,958)	3.5
Airbus SE	(20,314)	(2,370,539)	(134,382)	78.3
Bollore SA	(40,917)	(190,016)	21,014	(12.2)
Carrefour SA	(35,164)	(567,228)	111,486	(64.9)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
France (continued)
Danone SA	(1,539)	$(112,366)	$ (2,401)	1.4%
Edenred	(25,568)	(807,609)	26,981	(15.7)
Iliad SA	(3,775)	(595,639)	99,263	(57.8)
Ingenico Group SA	(6,887)	(617,518)	(80,666)	47.0
JCDecaux SA	(5,080)	(169,630)	(296)	0.2
Remy Cointreau SA	(1,786)	(231,223)	17,649	(10.3)
Vivendi SA	(70,101)	(1,714,874)	31,180	(18.2)

Germany
Commerzbank AG	(96,357)	(919,183)	233,432	(135.9)
Deutsche Bank AG (Registered)	(217,739)	(2,329,475)	575,968	(335.4)
Deutsche Telekom AG (Registered)	(24,930)	(385,279)	7,023	(4.1)
GEA Group AG	(3,331)	(112,182)	21,595	(12.6)
LANXESS AG	(1,372)	(106,667)	(8,142)	4.7
ProSiebenSat.1 Media SE	(7,306)	(184,878)	64,215	(37.4)
Telefonica Deutschland Holding AG	(80,009)	(314,752)	35,791	(20.8)
Zalando SE	(2,784)	(155,158)	(10,222)	6.0

Luxembourg
Eurofins Scientific SE	(333)	(184,685)	(16,832)	9.8
SES SA	(5,229)	(95,585)	(24,780)	14.4

United States
QIAGEN NV	(7,349)	(266,395)	(46,298)	27.0

Collateral pledged to, or (received from), each counterparty at June 30, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
BARC
Cash	$—	$6,121,249	$6,121,249

CITI
Investment Companies	1,680,362	—	1,680,362

GSCO
Cash	—	3,893,187	3,893,187

GSIN
Investment Companies	48,919,631	—	48,919,631

JPMC
Cash	(26,166)	—	(26,166)
Investment Companies	3,816,166	—	3,816,166

JPMS
Cash	—	2,805,960	2,805,960

MLIN
Cash	290,000	—	290,000

MSCL
Cash	—	494,120	494,120

MSCS
Cash	3,553,038	—	3,553,038

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at June 30, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
CITI
Investment Companies	$675,186	$—	$675,186

GSCO
Cash	—	176,584	176,584

GSIN
Cash	30,000	—	30,000

JPPC
Cash	—	246,190	246,190

MSCL
Cash	—	(838,684)	(838,684)

SOCG
Cash	100,000	—	100,000

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

The following abbreviations are used for counterparty descriptions:

BANA - Bank of America, NA

BARC - Barclays Capital, Inc.

CITG - Citigroup Global Markets, Inc.

CITI - Citibank NA

CRSU - Credit Suisse Securities (USA) LLC

DTBK - Deutsche Bank AG

GSCO - Goldman Sachs & Co.

GSIN - Goldman Sachs International

JPMC - J.P. Morgan Chase Bank, NA

JPMS - J.P. Morgan Securities LLC

JPPC - J.P. Morgan Securities plc

MACQ - Macquarie Bank Ltd.

MLIN - Merrill Lynch International

MPFS - Merrill Lynch, Pierce, Fenner & Smith, Inc.

MSCL - Morgan Stanley & Co. LLC

MSCS - Morgan Stanley Capital Services LLC

MSIP - Morgan Stanley & Co. International plc

SOCG - Societe Generale

The following reference rates, and their values as of period-end, are used for security descriptions:

Australian Bank-Bill Reference Rate (“BBR”): 2.02%

Australian Overnight Indexed Swap Rate (“AOISR”):2.11%

Bank of Japan Estimate Unsecured Overnight Call Rate: -0.00%

Brazilian Interbank Certificate of Deposit (“CDI”): 6.39%

CAD/USD Overnight Forward FX Swap Rate: 1.67%

Canadian Dollar Offered Rate (“CDOR”): 1.67%

Canadian Overnight Repurchase Rate: 1.28%

CHF London Interbank Offered Rate (“LIBOR”): -0.78%

Copenhagen Interbank Offered Rate: -0.37%

EUR/USD 1 Week Forward Swap Rate: -0.38%

Euro Interbank Offered Rate (“EURIBOR”): -0.37%

Euro Overnight Index Average (“EONIA”): -0.36%

Federal Funds Floating Rate: 1.91%

GBP London Interbank Offered Rate (“LIBOR”): 0.50%

GBP/USD 1 Week Forward FX Swap Rate: 4.10%

HKD/USD 1 Month Forward FX Swap Rate: 2.01%

Hong Kong Interbank Offered Rate (“HIBOR”): 2.01%

Hong Kong Overnight Index Average (“HONIA”): 2.95%

Johannesburg Interbank Offered Rate: 6.73%

JPY London Interbank Offered Rate (“LIBOR”): -0.07%

JPY/USD 1 Week Forward Swap Rate: -0.07%

London Interbank Offered Rate (“LIBOR”): 2.09%

Mexico Equilibrium Interbank Interest Rate: 8.10%

Norway Interbank Offered Rate: 0.77%

Overnight Bank Funding Rate: 1.90%

Rand Overnight Deposit Rate: 0.46%

Reserve Bank of Australia Cash Rate: 1.50%

Swiss Average Rate Overnight (“SARON”): -0.73%

Singapore Interbank Offered Rate (“SIBOR”): 1.40%

Singapore Swap Offered Rate (“SOR”): 1.38%

Sterling Overnight Index Average (“SONIA”): 0.44%

Stockholm Interbank Offered Rate (“STIBOR”): -0.47%

Tokyo Overnight Average Rate: -0.10%

Tomorrow/Next Overnight Indexed Swaps: -0.49%

Warsaw Interbank Offered Rate: 1.54%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2018

Statements of Assets and Liabilities	June 30, 2018 (Unaudited)

	AQR ALTERNATIVE RISK PREMIA FUND	AQR DIVERSIFIED ARBITRAGE FUND	AQR EQUITY MARKET NEUTRAL FUND	AQR GLOBAL MACRO FUND**

ASSETS:
Investments in securities of unaffiliated issuers, at cost	$384,793,497	$554,786,305	$1,140,246,397	$32,726,918
Investments in securities of affiliated issuers, at cost	—	9,801,771	—	—
Investments in securities of controlled affiliated issuers, at cost	—	—	904,339,661	—

Investments in securities of unaffiliated issuers, at value	$387,514,911	$552,423,189	$1,197,183,666	$32,731,936
Investments in securities of affiliated issuers, at value	—	11,226,790	—	—
Investments in securities of controlled affiliated issuers, at value	—	—	904,482,994	—
Cash	492,283	3,781,414	125,185	—
Cash denominated in foreign currencies‡	484,791	1,082,191	3,248,550	49,880
Unrealized appreciation on forward foreign currency exchange contracts	1,379,260	94,325	1,278,012	794,342
Unrealized appreciation on OTC swaps	80,847	10,131,549	1,170,641	38,548
Deposits for securities sold short	9,861,136	17,437,294	—	—
Deposits for written options contracts	12,219,550	—	—	—
Due from broker	9,308,823	—	391,517,551	69,877
Deposits with brokers for centrally cleared swaps (unamortized upfront payments, $—, $(907,540), $— and $118,321, respectively)	—	422,635	—	800,878
Deposits with brokers for futures contracts	3,943,038	2,606,433	907	2,635,849
Variation margin on centrally cleared swaps	—	26,558	—	22,341
Variation margin on futures contracts	326,863	22,219	—	44,743
Receivables:
Securities sold	173,809,101	13,918,039	28,898,464	18,436
Foreign tax reclaims	49,128	52,072	1,112,907	—
Dividends and interest	300,041	1,740,488	2,208,537	23,062
Capital shares sold	974,939	1,158,790	1,563,525	68,975
Prepaid expenses	64,243	38,268	124,847	33,834
Total Assets	600,808,954	616,162,254	2,532,915,786	37,332,701

LIABILITIES:
Securities sold short, at value (proceeds $190,658,442, $97,119,367, $479,619,383 and $—, respectively)	187,008,182	119,721,074	451,348,135	—
Option contracts written, at value (proceeds $721,439, $—, $— and $—, respectively)	582,371	—	—	—
Due to custodian	—	—	—	50,012
Due to broker	—	6,838,042	640,000	41,682
Unrealized depreciation on forward foreign currency exchange contracts	2,200,172	14,964	544,975	702,932
Unrealized depreciation on OTC swaps	813,977	828,741	79,375,211	64,990
Deposits from brokers for futures contracts	—	—	2	—
Variation margin on futures contracts	160,020	96,925	—	11,390
Payables:
Securities purchased	189,090,931	19,751,769	31,827,191	18,411
Accrued investment advisory fees	165,476	353,617	1,886,853	21,964
Accrued distribution fees—Class N	706	17,064	61,110	1,005
Accrued Trustee fees	220	5	440	37
Capital shares redeemed	280,749	508,109	3,858,283	—
Dividends and interest payable on securities sold short	222,003	234,707	571,886	—
Other accrued expenses and liabilities	49,434	381,312	820,064	95,461
Total Liabilities	380,574,241	148,746,329	570,934,150	1,007,884
Commitments and contingent liabilities*
Net Assets	$220,234,713	$467,415,925	$1,961,981,636	$36,324,817

NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares)	$233,414,491	$785,471,481	$2,109,356,124	$35,505,250
Undistributed accumulated net investment income (loss)	(259,132)	(19,392,498)	(76,502,591)	(85,789)
Undistributed accumulated net realized gain (loss)	(17,470,384)	(285,320,072)	(79,027,423)	15,740
Net unrealized appreciation (depreciation)	4,549,738	(13,342,986)	8,155,526	889,616
Net Assets	$220,234,713	$467,415,925	$1,961,981,636	$36,324,817

NET ASSETS:
Class I	$141,828,582	$367,246,783	$1,383,765,416	$16,260,872
Class N	4,956,594	85,064,697	284,072,644	4,963,741
Class R6	73,449,537	15,104,445	294,143,576	15,100,204

SHARES OUTSTANDING:
Class I	15,350,676	38,896,587	123,541,646	1,723,158
Class N	537,139	9,015,887	25,464,448	532,207
Class R6	7,938,001	1,602,260	26,237,934	1,599,550

NET ASSET VALUE:
Class I	$9.24	$9.44	$11.20	$9.44
Class N	$9.23	$9.43	$11.16	$9.33
Class R6	$9.25	$9.43	$11.21	$9.44

‡ Cash denominated in foreign currencies at cost	$482,827	$1,122,597	$3,281,524	$52,065

*	AQR Diversified Arbitrage Fund
**	Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2018

Statements of Assets and Liabilities	June 30, 2018 (Unaudited)

	AQR LONG-SHORT EQUITY FUND	AQR MULTI- STRATEGY ALTERNATIVE FUND**	AQR RISK- BALANCED COMMODITIES STRATEGY FUND**	AQR RISK PARITY FUND**

ASSETS:
Investments in securities of unaffiliated issuers, at cost	$5,262,904,201	$1,980,965,743	$303,000,686	$377,926,573
Investments in securities of controlled affiliated issuers, at cost	1,703,263,463	916,898,529	—	—

Investments in securities of unaffiliated issuers, at value	$5,352,563,885	$2,146,031,322	$303,032,830	$377,902,149
Investments in securities of controlled affiliated issuers, at value	1,703,560,950	917,074,447	—	—
Cash	2,697,865	10,530,159	320,579	76,780
Cash denominated in foreign currencies‡	8,349,773	18,106,796	—	800,460
Unrealized appreciation on forward foreign currency exchange contracts	1,287,463	33,986,679	—	1,653,580
Unrealized appreciation on OTC swaps	41,025,273	30,614,259	959,730	976,134
Deposits for securities sold short	—	97,623,281	—	—
Due from broker	402,530,262	37,127,903	3,711,473	3,845,181
Deposits with brokers for centrally cleared swaps (unamortized upfront payments, $—, $12,640,604, $— and $14,244,672, respectively)	—	9,739,495	—	12,986,402
Deposits with brokers for futures contracts	38,606,449	71,943,047	28,214,825	11,111,021
Variation margin on centrally cleared swaps	—	45,830	—	332,531
Variation margin on futures contracts	6,074,672	10,770,405	2,988,563	1,415,160
Receivables:
Securities sold	133,469,555	173,021,579	—	386,186
Foreign tax reclaims	1,417,628	359,658	—	—
Dividends and interest	4,468,726	5,497,392	233,896	433,529
Capital shares sold	5,690,133	1,103,511	247,423	937,823
Prepaid expenses	162,322	72,816	45,966	58,697
Total Assets	7,701,904,956	3,563,648,579	339,755,285	412,915,633

LIABILITIES:
Securities sold short, at value (proceeds $1,836,909,055, $453,613,990, $— and $—, respectively)	1,936,429,981	595,538,769	—	—
Due to broker	—	4,099,617	—	519,718
Unrealized depreciation on forward foreign currency exchange contracts	12,543,799	35,429,881	—	2,346,273
Unrealized depreciation on OTC swaps	309,757,800	162,447,684	4,924,993	3,253,791
Deposits from brokers for futures contracts	—	—	—	1,216
Variation margin on futures contracts	—	1,580,156	109,390	55,901
Payables:
Securities purchased	128,774,876	177,118,300	—	386,120
Accrued investment advisory fees	5,151,738	3,970,195	223,903	246,282
Accrued distribution fees—Class N	62,675	89,764	7,065	3,230
Accrued Trustee fees	1,103	1,013	243	199
Capital shares redeemed	17,615,479	4,871,493	504,999	139,414
Dividends and interest payable on securities sold short	2,255,623	542,495	—	—
Other accrued expenses and liabilities	2,013,374	955,672	139,224	250,415
Total Liabilities	2,414,606,448	986,645,039	5,909,817	7,202,559
Net Assets	$5,287,298,508	$2,577,003,540	$333,845,468	$405,713,074

NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares)	$5,527,314,913	$3,026,975,405	$329,866,392	$396,996,083
Undistributed accumulated net investment income (loss)	(240,371,764)	(185,797,938)	13,647,649	831,674
Undistributed accumulated net realized gain (loss)	332,445,339	(154,923,529)	7,344,865	12,183,482
Net unrealized appreciation (depreciation)	(332,089,980)	(109,250,398)	(17,013,438)	(4,298,165)
Net Assets	$5,287,298,508	$2,577,003,540	$333,845,468	$405,713,074

NET ASSETS:
Class I	$4,135,232,719	$1,566,088,097	$141,121,068	$357,173,550
Class N	280,362,948	430,354,188	34,150,468	15,953,002
Class R6	871,702,841	580,561,255	158,573,932	32,586,522

SHARES OUTSTANDING:
Class I	324,515,685	188,919,941	21,252,096	37,030,515
Class N	22,165,214	52,255,999	5,218,880	1,660,371
Class R6	68,243,557	69,925,537	23,801,596	3,376,122

NET ASSET VALUE:
Class I	$12.74	$8.29	$6.64	$9.65
Class N	$12.65	$8.24	$6.54	$9.61
Class R6	$12.77	$8.30	$6.66	$9.65

‡ Cash denominated in foreign currencies at cost	$8,468,088	$18,372,807	$—	$874,268

**	Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2018

Statements of Assets and Liabilities	June 30, 2018 (Unaudited)

	AQR RISK PARITY II HV FUND**	AQR RISK PARITY II MV FUND**	AQR STYLE PREMIA ALTERNATIVE FUND**	AQR STYLE PREMIA ALTERNATIVE LV FUND**

ASSETS:
Investments in securities of unaffiliated issuers, at cost	$53,556,381	$71,774,592	$5,027,574,901	$529,592,217
Investments in securities of controlled affiliated issuers, at cost	—	—	1,132,807,112	—

Investments in securities of unaffiliated issuers, at value	$53,699,164	$71,786,399	$5,081,186,851	$537,836,115
Investments in securities of controlled affiliated issuers, at value	—	—	1,133,076,465	—
Cash	—	—	30,302,575	1,095,595
Cash denominated in foreign currencies‡	51,869	44,764	28,387,967	1,296,828
Unrealized appreciation on forward foreign currency exchange contracts	81,453	87,428	56,934,057	2,738,325
Unrealized appreciation on OTC swaps	97,709	92,673	36,761,514	549,657
Deposits for securities sold short	—	—	—	1,798,334
Due from broker	700,168	771,439	235,873,345	3,734,785
Deposits with brokers for futures contracts	3,224,929	2,657,927	172,744,588	16,344,637
Variation margin on futures contracts	314,173	298,412	12,279,118	403,560
Receivables:
Securities sold	20,588	46,274	49,219,190	13,487,533
Foreign tax reclaims	—	—	2,568,373	116,456
Dividends and interest	61,944	82,256	4,176,635	504,222
Capital shares sold	20	—	5,998,881	612,909
Prepaid expenses	24,511	24,160	135,125	29,188
Total Assets	58,276,528	75,891,732	6,849,644,684	580,548,144

LIABILITIES:
Securities sold short, at value (proceeds $—, $—, $1,565,755,880 and $65,118,689, respectively)	—	—	1,701,504,356	66,446,684
Reverse repurchase agreements, at value	12,053,090	—	—	—
Due to custodian	99,971	75,117	—	—
Due to broker	76,748	105,160	5,194,432	32,303
Unrealized depreciation on forward foreign currency exchange contracts	11,464	11,187	72,884,683	3,315,483
Unrealized depreciation on OTC swaps	545,920	547,881	152,035,153	12,701,307
Deposits from brokers for futures contracts	—	7,734	—	—
Variation margin on futures contracts	11,802	14,644	6,992,535	1,510,459
Payables:
Securities purchased	20,581	46,258	62,107,864	13,545,594
Accrued investment advisory fees	20,424	33,529	5,446,257	259,812
Accrued distribution fees—Class N	2,094	571	34,323	5,597
Accrued Trustee fees	15	—	632	119
Capital shares redeemed	—	14,575	5,266,815	370,695
Dividends and interest payable on securities sold short	—	—	2,678,385	92,777
Interest payable for reverse repurchase agreements	12,302	—	—	—
Other accrued expenses and liabilities	86,501	83,317	1,158,581	255,617
Total Liabilities	12,940,912	939,973	2,015,304,016	98,536,447
Net Assets	$45,335,616	$74,951,759	$4,834,340,668	$482,011,697

NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares)	$43,090,410	$72,328,754	$5,013,083,974	$488,821,983
Undistributed accumulated net investment income (loss)	185,600	521,295	(171,458,263)	(7,425,656)
Undistributed accumulated net realized gain (loss)	1,896,042	2,049,372	173,360,904	4,079,335
Net unrealized appreciation (depreciation)	163,564	52,338	(180,645,947)	(3,463,965)
Net Assets	$45,335,616	$74,951,759	$4,834,340,668	$482,011,697

NET ASSETS:
Class I	$34,372,991	$71,498,847	$3,025,751,073	$366,160,435
Class N	10,070,279	2,772,897	162,724,467	26,934,348
Class R6	892,346	680,015	1,645,865,128	88,916,914

SHARES OUTSTANDING:
Class I	3,889,364	7,705,928	314,532,686	35,877,073
Class N	1,144,223	301,164	16,994,017	2,651,227
Class R6	100,915	73,252	170,658,235	8,693,499

NET ASSET VALUE:
Class I	$8.84	$9.28	$9.62	$10.21
Class N	$8.80	$9.21	$9.58	$10.16
Class R6	$8.84	$9.28	$9.64	$10.23

‡ Cash denominated in foreign currencies at cost	$52,279	$45,066	$28,577,738	$1,297,496

**	Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2018

Statements of Operations	June 30, 2018 (Unaudited)

	AQR ALTERNATIVE RISK PREMIA FUND	AQR DIVERSIFIED ARBITRAGE FUND	AQR EQUITY MARKET NEUTRAL FUND	AQR GLOBAL MACRO FUND**
	FOR THE SIX MONTHS ENDED JUNE 30, 2018	FOR THE SIX MONTHS ENDED JUNE 30, 2018	FOR THE SIX MONTHS ENDED JUNE 30, 2018	FOR THE SIX MONTHS ENDED JUNE 30, 2018
INVESTMENT INCOME:
Dividend income:
Unaffiliated issuers†	$2,092,184	$1,742,430	$11,993,343	$115,404
Controlled affiliated issuers	—	—	8,060,136	—
Interest income	—	4,097,626	4,038,365	98,791
Non-cash dividend income from non-affiliates	—	1,896,000	1,246,748	—
Total Income	2,092,184	7,736,056	25,338,592	214,195

EXPENSES:
Investment advisory fees	778,901	2,265,768	12,322,917	192,754
Custody fees	7,674	—	23,693	27,332
Administration & accounting fees	14,890	55,474	293,085	4,331
Legal fees	1,511	42,392	21,544	342
Audit & tax fees	32,658	92,834	50,575	54,708
Shareholder reporting fees	6,575	22,003	83,494	1,187
Transfer agent fees	44,172	224,562	912,726	15,821
Trustee fees	5,185	9,952	38,600	3,408
Offering costs	22,938	—	—	—
Distribution fees—Class N	3,576	98,167	426,978	5,272
Dividends and interest on securities sold short (Note 4)	1,409,891	1,853,733	10,504,841	—
Recoupment of waiver	—	13,477	23,990	—
Registration fees	37,643	24,920	101,319	20,131
Pricing fee	1,301	98,951	11,428	2,990
Other expenses	2,815	45,288	29,224	1,285
Total Expenses	2,369,730	4,847,521	24,844,414	329,561

Less fee waivers and/or reimbursements	(75,975)	(139,520)	—	(108,255)
Net Expenses	2,293,755	4,708,001	24,844,414	221,306
Net Investment Income (Loss)	(201,571)	3,028,055	494,178	(7,111)

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION):
Net realized gain (loss) from:
Transactions in investment securities of unaffiliated issuers	(4,528,537)	31,867,306	16,286,962	(9,765)
Transactions in investment securities of affiliated issuers	—	(132,058)	—	—
Transactions in investment securities of controlled affiliated issuers	—	—	(62,023)	—
Settlement of foreign currency and foreign currency transactions	(83,011)	(76,237)	48,321	(5,829)
Settlement of forward foreign currency contracts	(1,309,402)	75,849	1,414,634	(95,292)
Expiration or closing of futures contracts	(3,087,988)	(1,512,623)	(4,679,326)	1,178,466
Closed short positions in securities	(8,049,768)	(18,834,107)	(26,429,841)	—
Expiration or closing of swap contracts	(186,686)	5,476,102	(34,991,089)	829,664
Expiration or closing of option contracts written	393,347	718	—	—
Net realized gain (loss)	(16,852,045)	16,864,950	(48,412,362)	1,897,244

Net change in unrealized appreciation (depreciation) on:
Investment securities of unaffiliated issuers	1,701,462	(15,243,598)	(35,781,848)	7,102
Investment securities of affiliated issuers	—	809,530	—	—
Transactions in investment securities of controlled affiliated issuers	—	—	145,895	—
Foreign currency and foreign currency transactions	9,074	(22,862)	148,411	(6,803)
Forward foreign currency exchange contracts	(902,609)	189,421	1,608,006	229,847
Futures contracts	(117,951)	930,981	(130,738)	125,889
Short positions in securities	4,441,428	9,350,922	44,701,575	—
Swap contracts	(1,024,148)	(173,695)	(159,650,310)	(103,447)
Option contracts written	103,531	—	—	—
Net change in unrealized appreciation (depreciation)	4,210,787	(4,159,301)	(148,959,009)	252,588
Net realized gain (loss) and net change in unrealized appreciation (depreciation)	(12,641,258)	12,705,649	(197,371,371)	2,149,832
Net increase (decrease) in net assets resulting from operations	$(12,842,829)	$15,733,704	$(196,877,193)	$2,142,721

† Net of foreign taxes withheld of	$114,102	$1,471	$1,887,007	$—

**	Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2018

Statements of Operations	June 30, 2018 (Unaudited)

	AQR LONG-SHORT EQUITY FUND	AQR MULTI- STRATEGY ALTERNATIVE FUND**	AQR RISK- BALANCED COMMODITIES STRATEGY FUND**	AQR RISK PARITY FUND**
	FOR THE SIX MONTHS ENDED JUNE 30, 2018	FOR THE SIX MONTHS ENDED JUNE 30, 2018	FOR THE SIX MONTHS ENDED JUNE 30, 2018	FOR THE SIX MONTHS ENDED JUNE 30, 2018
INVESTMENT INCOME:
Dividend income:
Unaffiliated issuers†	$20,090,459	$12,465,111	$973,828	$1,135,552
Controlled affiliated issuers	15,216,042	7,834,736	—	—
Interest income	15,384,136	5,008,996	898,831	2,835,049
Total Income	50,690,637	25,308,843	1,872,659	3,970,601
EXPENSES:
Investment advisory fees	32,548,792	25,986,074	1,048,128	1,603,099
Custody fees	11,073	76,880	6,222	12,967
Administration & accounting fees	788,429	451,686	36,176	62,248
Legal fees	55,178	134,129	3,274	1,550
Audit & tax fees	58,917	103,020	44,644	57,825
Shareholder reporting fees	210,043	128,668	8,164	16,585
Transfer agent fees	2,268,030	1,075,310	73,833	189,366
Trustee fees	95,850	49,023	7,277	9,880
Distribution fees—Class N	455,260	556,231	28,525	20,237
Dividends and interest on securities sold short (Note 4)	14,904,217	6,121,117	—	—
Recoupment of waiver	—	24,508	859	14,798
Registration fees	127,009	46,012	26,191	30,797
Pricing fee	11,444	13,803	36	1,582
Other expenses	77,393	44,191	3,555	6,513
Total Expenses	51,611,635	34,810,652	1,286,884	2,027,447

Less fee waivers and/or reimbursements	—	—	(12,186)	(7,100)
Net Expenses	51,611,635	34,810,652	1,274,698	2,020,347
Net Investment Income (Loss)	(920,998)	(9,501,809)	597,961	1,950,254
REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION):
Net realized gain (loss) from:
Transactions in investment securities of unaffiliated issuers	117,801,336	19,100,341	(11,732)	430,589
Transactions in investment securities of controlled affiliated issuers	(150,077)	(80,371)	—	—
Settlement of foreign currency and foreign currency transactions	527,016	(539,921)	—	(380,196)
Settlement of forward foreign currency contracts	(15,825,489)	(13,053,601)	—	(551,713)
Expiration or closing of futures contracts	93,160,102	8,117,016	8,150,019	4,361,982
Closed short positions in securities	(90,426,983)	(12,946,154)	—	—
Expiration or closing of swap contracts	140,477,320	52,430,271	(780,792)	599,101
Expiration or closing of option contracts written	—	955,603	—	—
Net realized gain (loss)	245,563,225	53,983,184	7,357,495	4,459,763

Net change in unrealized appreciation (depreciation) on:
Investment securities of unaffiliated issuers	(111,936,638)	28,534,173	41,231	(3,362,597)
Transactions in investment securities of controlled affiliated issuers	297,487	175,918	—	—
Foreign currency and foreign currency transactions	1,173,880	(1,014,766)	—	491,924
Forward foreign currency exchange contracts	(18,360,113)	2,916,266	—	(1,677,560)
Futures contracts	(52,690,399)	(13,733,990)	(21,494,943)	(3,257,148)
Short positions in securities	(62,999,211)	(29,678,019)	—	—
Swap contracts	(513,866,736)	(284,522,011)	(3,050,830)	(7,115,228)
Option contracts written	—	2,457,349	—	—
Net change in unrealized appreciation (depreciation)	(758,381,730)	(294,865,080)	(24,504,542)	(14,920,609)
Net realized gain (loss) and net change in unrealized appreciation (depreciation)	(512,818,505)	(240,881,896)	(17,147,047)	(10,460,846)
Net increase (decrease) in net assets resulting from operations	$(513,739,503)	$(250,383,705)	$(16,549,086)	$(8,510,592)

† Net of foreign taxes withheld of	$930,576	$11,204	$—	$47,972

**	Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2018

Statements of Operations	June 30, 2018 (Unaudited)

	AQR RISK PARITY II HV FUND**	AQR RISK PARITY II MV FUND**	AQR STYLE PREMIA ALTERNATIVE FUND**	AQR STYLE PREMIA ALTERNATIVE LV FUND**
	FOR THE SIX MONTHS ENDED JUNE 30, 2018	FOR THE SIX MONTHS ENDED JUNE 30, 2018	FOR THE SIX MONTHS ENDED JUNE 30, 2018	FOR THE SIX MONTHS ENDED JUNE 30, 2018
INVESTMENT INCOME:
Dividend income:
Unaffiliated issuers†	$134,817	$213,081	$37,521,315	$3,707,284
Controlled affiliated issuers	—	—	8,395,349	—
Interest income	500,872	523,685	7,733,007	1,011,515
Total Income	635,689	736,766	53,649,671	4,718,799
EXPENSES:
Investment advisory fees	248,173	286,214	33,834,438	1,556,308
Custody fees	10,765	10,398	39,350	10,342
Administration & accounting fees	7,705	11,413	680,458	67,092
Legal fees	2,504	2,432	37,386	2,296
Audit & tax fees	54,725	52,262	68,778	64,882
Shareholder reporting fees	2,174	3,012	182,628	19,009
Transfer agent fees	31,985	44,058	1,356,491	191,340
Trustee fees	3,823	4,179	77,839	10,558
Distribution fees—Class N	16,382	3,423	220,277	40,841
Dividends and interest on securities sold short and reverse repurchase agreements (Note 4)	105,245	—	19,502,978	899,983
Recoupment of waiver	—	—	59,178	13,094
Registration fees	21,917	22,046	88,812	28,318
Pricing fee	11	30	11,382	11,366
Other expenses	2,474	2,463	66,555	7,056
Total Expenses	507,883	441,930	56,226,550	2,922,485

Less fee waivers and/or reimbursements	(87,774)	(77,617)	(58,020)	—
Net Expenses	420,109	364,313	56,168,530	2,922,485
Net Investment Income (Loss)	215,580	372,453	(2,518,859)	1,796,314
REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION):
Net realized gain (loss) from:
Transactions in investment securities of unaffiliated issuers	92,439	72,901	294,123,759	3,797,954
Transactions in investment securities of controlled affiliated issuers	—	—	(128,810)	—
Settlement of foreign currency and foreign currency transactions	(16,181)	(13,263)	(1,543,031)	(717)
Settlement of forward foreign currency contracts	206,377	251,430	(1,748,780)	359,108
Expiration or closing of futures contracts	828,364	1,082,441	13,702,353	1,091,388
Closed short positions in securities	—	—	(200,980,102)	(3,146,050)
Expiration or closing of swap contracts	(302,891)	(357,339)	140,163,352	6,843,556
Net realized gain (loss)	808,108	1,036,170	243,588,741	8,945,239

Net change in unrealized appreciation (depreciation) on:
Investment securities of unaffiliated issuers	(630,582)	(604,433)	(238,913,659)	(7,237,648)
Transactions in investment securities of controlled affiliated issuers	—	—	269,353	—
Foreign currency and foreign currency transactions	4,242	2,369	(1,645,294)	(35,494)
Forward foreign currency exchange contracts	187,762	182,364	(9,802,920)	(228,511)
Futures contracts	(605,318)	(532,834)	(11,469,168)	(111,261)
Short positions in securities	—	—	(58,571,016)	2,655,498
Swap contracts	(403,095)	(427,470)	(311,454,280)	(22,815,222)
Net change in unrealized appreciation (depreciation)	(1,446,991)	(1,380,004)	(631,586,984)	(27,772,638)
Net realized gain (loss) and net change in unrealized appreciation (depreciation)	(638,883)	(343,834)	(387,998,243)	(18,827,399)
Net increase (decrease) in net assets resulting from operations	$(423,303)	$28,619	$(390,517,102)	$(17,031,085)

† Net of foreign taxes withheld of	$2,351	$4,006	$2,121,856	$208,769

**	Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2018

Statements of Changes in Net Assets	June 30, 2018

	AQR ALTERNATIVE RISK PREMIA FUND		AQR DIVERSIFIED ARBITRAGE FUND
	FOR THE SIX MONTHS ENDED JUNE 30, 2018 (Unaudited)	FOR THE PERIOD 9/19/17*- 12/31/17	FOR THE SIX MONTHS ENDED JUNE 30, 2018 (Unaudited)	FOR THE YEAR ENDED DECEMBER 31, 2017

OPERATIONS:
Net investment income (loss)	$(201,571)	$(17,470)	$3,028,055	$1,001,428
Net realized gain (loss)	(16,852,045)	(679,106)	16,864,950	(10,574,813)
Net change in unrealized appreciation (depreciation)	4,210,787	338,951	(4,159,301)	37,246,211
Net increase (decrease) in net assets resulting from operations	(12,842,829)	(357,625)	15,733,704	27,672,826

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	—	—	—	(26,664,397)
Class N	—	—	—	(5,145,014)
Class R6	—	—	—	(558,283)
Total	—	—	—	(32,367,694)
Total distributions	—	—	—	(32,367,694)

CAPITAL TRANSACTIONS:
CLASS I
Proceeds from shares sold	187,001,557	29,460,090	66,643,831	159,039,676
Reinvestment of distributions	—	—	—	15,220,267
Cost of shares redeemed	(64,393,387)	(2,476,748)	(98,880,758)	(142,617,620)
Net increase (decrease) from capital transactions	122,608,170	26,983,342	(32,236,927)	31,642,323

CLASS N
Proceeds from shares sold	5,134,067	2,408,539	17,486,328	19,139,174
Reinvestment of distributions	—	—	—	5,124,877
Cost of shares redeemed	(1,442,728)	(870,459)	(11,910,917)	(48,486,010)
Net increase (decrease) from capital transactions	3,691,339	1,538,080	5,575,411	(24,221,959)

CLASS R6
Proceeds from shares sold	43,040,159	51,685,926	9,562,645	3,691,438
Reinvestment of distributions	—	—	—	558,283
Cost of shares redeemed	(14,469,929)	(1,641,920)	(3,380,763)	(830,613)
Net increase (decrease) from capital transactions	28,570,230	50,044,006	6,181,882	3,419,108
Net increase (decrease) in net assets resulting from capital transactions	154,869,739	78,565,428	(20,479,634)	10,839,472
Total increase (decrease) in net assets	142,026,910	78,207,803	(4,745,930)	6,144,604

NET ASSETS:
Beginning of period	78,207,803	—	472,161,855	466,017,251
End of period	$220,234,713	$78,207,803	$467,415,925	$472,161,855

Undistributed accumulated net investment income (loss)	$(259,132)	$(57,561)	$(19,392,498)	$(22,420,553)

The accompanying notes are an integral part of these financial statements.	(continued on p. 262)

AQR Funds	Semi-Annual Report	June 2018

Statements of Changes in Net Assets	June 30, 2018

	AQR ALTERNATIVE RISK PREMIA FUND		AQR DIVERSIFIED ARBITRAGE FUND
	FOR THE SIX MONTHS ENDED JUNE 30, 2018 (Unaudited)	FOR THE PERIOD 9/19/17*- 12/31/17	FOR THE SIX MONTHS ENDED JUNE 30, 2018 (Unaudited)	FOR THE YEAR ENDED DECEMBER 31, 2017

CHANGES IN SHARES OUTSTANDING:

CLASS I
Shares outstanding, beginning of period	2,682,282	—	42,440,083	39,012,519
Shares sold	19,391,065	2,928,020	7,229,201	16,738,611
Shares issued on reinvestment of distributions	—	—	—	1,674,397
Shares redeemed	(6,722,671)	(245,738)	(10,772,697)	(14,985,444)
Shares outstanding, end of period	15,350,676	2,682,282	38,896,587	42,440,083

CLASS N
Shares outstanding, beginning of period	153,729	—	8,415,812	10,932,154
Shares sold	532,482	240,206	1,895,742	2,021,912
Shares issued on reinvestment of distributions	—	—	—	563,793
Shares redeemed	(149,072)	(86,477)	(1,295,667)	(5,102,047)
Shares outstanding, end of period	537,139	153,729	9,015,887	8,415,812

CLASS R6
Shares outstanding, beginning of period	4,972,362	—	924,895	560,186
Shares sold	4,437,499	5,135,575	1,047,785	389,979
Shares issued on reinvestment of distributions	—	—	—	61,552
Shares redeemed	(1,471,860)	(163,213)	(370,420)	(86,822)
Shares outstanding, end of period	7,938,001	4,972,362	1,602,260	924,895

*	Commencement of operations

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2018

Statements of Changes in Net Assets	June 30, 2018

	AQR EQUITY MARKET NEUTRAL FUND		AQR GLOBAL MACRO FUND**
	FOR THE SIX MONTHS ENDED JUNE 30, 2018 (Unaudited)	FOR THE YEAR ENDED DECEMBER 31, 2017	FOR THE SIX MONTHS ENDED JUNE 30, 2018 (Unaudited)	FOR THE YEAR ENDED DECEMBER 31, 2017

OPERATIONS:
Net investment income (loss)	$494,178	$(11,112,530)	$(7,111)	$(155,507)
Net realized gain (loss)	(48,412,362)	35,299,203	1,897,244	(1,675,159)
Net change in unrealized appreciation (depreciation)	(148,959,009)	65,277,178	252,588	905,855
Net increase (decrease) in net assets resulting from operations	(196,877,193)	89,463,851	2,142,721	(924,811)

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	—	(51,647,198)	—	(4,091)
Class N	—	(11,886,225)	—	—
Class R6	—	(10,859,269)	—	(16,957)
Total	—	(74,392,692)	—	(21,048)
Total distributions	—	(74,392,692)	—	(21,048)

CAPITAL TRANSACTIONS:
CLASS I
Proceeds from shares sold	431,083,039	1,080,261,350	9,999,687	9,413,713
Reinvestment of distributions	—	40,825,774	—	4,091
Cost of shares redeemed	(462,979,812)	(376,083,911)	(3,724,513)	(18,482,929)
Net increase (decrease) from capital transactions	(31,896,773)	745,003,213	6,275,174	(9,065,125)

CLASS N
Proceeds from shares sold	67,451,883	319,225,684	2,057,919	1,132,109
Reinvestment of distributions	—	11,872,249	—	—
Cost of shares redeemed	(112,342,253)	(122,959,941)	(234,335)	(1,354,486)
Net increase (decrease) from capital transactions	(44,890,370)	208,137,992	1,823,584	(222,377)

CLASS R6
Proceeds from shares sold	122,351,722	215,624,249	44,886	9,732,823
Reinvestment of distributions	—	3,793,780	—	16,957
Cost of shares redeemed	(123,740,897)	(72,646,247)	(22,850)	(18,553)
Net increase (decrease) from capital transactions	(1,389,175)	146,771,782	22,036	9,731,227
Net increase (decrease) in net assets resulting from capital transactions	(78,176,318)	1,099,912,987	8,120,794	443,725
Total increase (decrease) in net assets	(275,053,511)	1,114,984,146	10,263,515	(502,134)

NET ASSETS:
Beginning of period	2,237,035,147	1,122,051,001	26,061,302	26,563,436
End of period	$1,961,981,636	$2,237,035,147	$36,324,817	$26,061,302

Undistributed accumulated net investment income (loss)	$(76,502,591)	$(76,996,769)	$(85,789)	$(78,678)

The accompanying notes are an integral part of these financial statements.	(continued on p. 264)

AQR Funds	Semi-Annual Report	June 2018

Statements of Changes in Net Assets	June 30, 2018

	AQR EQUITY MARKET NEUTRAL FUND		AQR GLOBAL MACRO FUND**
	FOR THE SIX MONTHS ENDED JUNE 30, 2018 (Unaudited)	FOR THE YEAR ENDED DECEMBER 31, 2017	FOR THE SIX MONTHS ENDED JUNE 30, 2018 (Unaudited)	FOR THE YEAR ENDED DECEMBER 31, 2017

CHANGES IN SHARES OUTSTANDING:

CLASS I
Shares outstanding, beginning of period	126,740,391	66,027,774	1,051,631	2,093,720
Shares sold	35,416,910	88,121,432	1,072,964	1,070,707
Shares issued on reinvestment of distributions	—	3,276,547	—	469
Shares redeemed	(38,615,655)	(30,685,362)	(401,437)	(2,113,265)
Shares outstanding, end of period	123,541,646	126,740,391	1,723,158	1,051,631

CLASS N
Shares outstanding, beginning of period	29,297,507	12,899,700	334,118	357,773
Shares sold	5,574,548	25,393,645	223,465	130,287
Shares issued on reinvestment of distributions	—	955,897	—	—
Shares redeemed	(9,407,607)	(9,951,735)	(25,376)	(153,942)
Shares outstanding, end of period	25,464,448	29,297,507	532,207	334,118

CLASS R6
Shares outstanding, beginning of period	26,681,122	14,839,955	1,597,192	482,492
Shares sold	9,997,852	17,476,921	4,766	1,114,858
Shares issued on reinvestment of distributions	—	304,477	—	1,945
Shares redeemed	(10,441,040)	(5,940,231)	(2,408)	(2,103)
Shares outstanding, end of period	26,237,934	26,681,122	1,599,550	1,597,192

**	Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2018

Statements of Changes in Net Assets	June 30, 2018

	AQR LONG-SHORT EQUITY FUND		AQR MULTI-STRATEGY ALTERNATIVE FUND**
	FOR THE SIX MONTHS ENDED JUNE 30, 2018 (Unaudited)	FOR THE YEAR ENDED DECEMBER 31, 2017	FOR THE SIX MONTHS ENDED JUNE 30, 2018 (Unaudited)	FOR THE YEAR ENDED DECEMBER 31, 2017

OPERATIONS:
Net investment income (loss)	$(920,998)	$(24,953,313)	$(9,501,809)	$(25,089,728)
Net realized gain (loss)	245,563,225	350,367,220	53,983,184	165,527,250
Net change in unrealized appreciation (depreciation)	(758,381,730)	299,785,467	(294,865,080)	(39,445,250)
Net increase (decrease) in net assets resulting from operations	(513,739,503)	625,199,374	(250,383,705)	100,992,272

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	—	(155,690,395)	—	(127,847,201)
Class N	—	(13,887,554)	—	(25,853,587)
Class R6	—	(36,742,265)	—	(38,661,644)
Total	—	(206,320,214)	—	(192,362,432)
Net realized gain:
Class I	—	(195,742,211)	—	(31,061,805)
Class N	—	(18,658,669)	—	(6,565,641)
Class R6	—	(45,336,865)	—	(9,250,786)
Total	—	(259,737,745)	—	(46,878,232)
Total distributions	—	(466,057,959)	—	(239,240,664)

CAPITAL TRANSACTIONS:
CLASS I
Proceeds from shares sold	1,200,910,135	2,781,588,310	308,834,226	592,399,242
Reinvestment of distributions	—	246,544,609	—	121,893,204
Cost of shares redeemed	(815,041,880)	(798,799,416)	(571,941,829)	(1,041,915,240)
Net increase (decrease) from capital transactions	385,868,255	2,229,333,503	(263,107,603)	(327,622,794)
CLASS N
Proceeds from shares sold	97,290,169	271,303,334	86,022,337	80,752,855
Reinvestment of distributions	—	32,265,788	—	32,408,081
Cost of shares redeemed	(173,131,078)	(224,410,842)	(49,311,624)	(129,604,451)
Net increase (decrease) from capital transactions	(75,840,909)	79,158,280	36,710,713	(16,443,515)
CLASS R6
Proceeds from shares sold	282,635,243	558,911,989	75,386,654	114,152,756
Reinvestment of distributions	—	38,588,892	—	46,123,161
Cost of shares redeemed	(287,334,264)	(109,232,039)	(53,036,880)	(144,378,330)
Net increase (decrease) from capital transactions	(4,699,021)	488,268,842	22,349,774	15,897,587
Net increase (decrease) in net assets resulting from capital transactions	305,328,325	2,796,760,625	(204,047,116)	(328,168,722)
Total increase (decrease) in net assets	(208,411,178)	2,955,902,040	(454,430,821)	(466,417,114)

NET ASSETS:
Beginning of period	5,495,709,686	2,539,807,646	3,031,434,361	3,497,851,475
End of period	$5,287,298,508	$5,495,709,686	$2,577,003,540	$3,031,434,361

Undistributed accumulated net investment income (loss)	$(240,371,764)	$(239,450,766)	$(185,797,938)	$(176,296,129)

The accompanying notes are an integral part of these financial statements.	(continued on p. 266)

AQR Funds	Semi-Annual Report	June 2018

Statements of Changes in Net Assets	June 30, 2018

	AQR LONG-SHORT EQUITY FUND		AQR MULTI-STRATEGY ALTERNATIVE FUND**
	FOR THE SIX MONTHS ENDED JUNE 30, 2018 (Unaudited)	FOR THE YEAR ENDED DECEMBER 31, 2017	FOR THE SIX MONTHS ENDED JUNE 30, 2018 (Unaudited)	FOR THE YEAR ENDED DECEMBER 31, 2017

CHANGES IN SHARES OUTSTANDING:

CLASS I
Shares outstanding, beginning of period	298,568,829	137,770,452	219,604,853	253,175,292
Shares sold	86,319,870	199,716,250	34,921,146	62,004,170
Shares issued on reinvestment of distributions	—	17,485,434	—	13,394,858
Shares redeemed	(60,373,014)	(56,403,307)	(65,606,058)	(108,969,467)
Shares outstanding, end of period	324,515,685	298,568,829	188,919,941	219,604,853

CLASS N
Shares outstanding, beginning of period	27,927,412	22,112,585	48,119,919	49,655,549
Shares sold	7,035,205	19,567,362	9,788,962	8,464,360
Shares issued on reinvestment of distributions	—	2,303,054	—	3,581,003
Shares redeemed	(12,797,403)	(16,055,589)	(5,652,882)	(13,580,993)
Shares outstanding, end of period	22,165,214	27,927,412	52,255,999	48,119,919

CLASS R6
Shares outstanding, beginning of period	69,452,664	34,579,765	67,398,448	65,492,180
Shares sold	20,068,170	39,728,027	8,578,300	11,858,560
Shares issued on reinvestment of distributions	—	2,730,990	—	5,062,916
Shares redeemed	(21,277,277)	(7,586,118)	(6,051,211)	(15,015,208)
Shares outstanding, end of period	68,243,557	69,452,664	69,925,537	67,398,448

**	Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2018

Statements of Changes in Net Assets	June 30, 2018

	AQR RISK-BALANCED COMMODITIES STRATEGY FUND**		AQR RISK PARITY FUND**
	FOR THE SIX MONTHS ENDED JUNE 30, 2018 (Unaudited)	FOR THE YEAR ENDED DECEMBER 31, 2017	FOR THE SIX MONTHS ENDED JUNE 30, 2018 (Unaudited)	FOR THE YEAR ENDED DECEMBER 31, 2017

OPERATIONS:
Net investment income (loss)	$597,961	$(456,433)	$1,950,254	$836,136
Net realized gain (loss)	7,357,495	10,837,777	4,459,763	55,796,887
Net change in unrealized appreciation (depreciation)	(24,504,542)	9,582,029	(14,920,609)	10,816,715
Net increase (decrease) in net assets resulting from operations	(16,549,086)	19,963,373	(8,510,592)	67,449,738

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	—	(7,748)	—	(7,460,646)
Class N	—	(670)	—	(312,807)
Class R6	—	(9,893)	—	(734,994)
Total	—	(18,311)	—	(8,508,447)
Net realized gain:
Class I	—	—	—	(32,756,280)
Class N	—	—	—	(1,571,227)
Class R6	—	—	—	(3,102,543)
Total	—	—	—	(37,430,050)
Total distributions	—	(18,311)	—	(45,938,497)

CAPITAL TRANSACTIONS:
CLASS I
Proceeds from shares sold	118,553,526	30,798,302	63,201,397	92,782,113
Reinvestment of distributions	—	6,204	—	38,834,250
Cost of shares redeemed	(57,568,653)	(44,888,455)	(114,111,967)	(84,102,767)
Net increase (decrease) from capital transactions	60,984,873	(14,083,949)	(50,910,570)	47,513,596
CLASS N
Proceeds from shares sold	30,918,197	3,479,417	2,226,210	8,383,608
Reinvestment of distributions	—	670	—	1,884,034
Cost of shares redeemed	(2,874,225)	(3,711,574)	(2,615,386)	(11,247,752)
Net increase (decrease) from capital transactions	28,043,972	(231,487)	(389,176)	(980,110)
CLASS R6
Proceeds from shares sold	58,126,931	22,487,772	53,458	2,890,454
Reinvestment of distributions	—	6,667	—	3,837,537
Cost of shares redeemed	(2,650,415)	(25,453,423)	(7,257,856)	(2,393,569)
Net increase (decrease) from capital transactions	55,476,516	(2,958,984)	(7,204,398)	4,334,422
Net increase (decrease) in net assets resulting from capital transactions	144,505,361	(17,274,420)	(58,504,144)	50,867,908
Total increase (decrease) in net assets	127,956,275	2,670,642	(67,014,736)	72,379,149

NET ASSETS:
Beginning of period	205,889,193	203,218,551	472,727,810	400,348,661
End of period	$333,845,468	$205,889,193	$405,713,074	$472,727,810

Undistributed accumulated net investment income (loss)	$13,647,649	$13,049,688	$831,674	$(1,118,580)

The accompanying notes are an integral part of these financial statements.	(continued on p. 268)

AQR Funds	Semi-Annual Report	June 2018

Statements of Changes in Net Assets	June 30, 2018

	AQR RISK-BALANCED COMMODITIES STRATEGY FUND**		AQR RISK PARITY FUND**
	FOR THE SIX MONTHS ENDED JUNE 30, 2018 (Unaudited)	FOR THE YEAR ENDED DECEMBER 31, 2017	FOR THE SIX MONTHS ENDED JUNE 30, 2018 (Unaudited)	FOR THE YEAR ENDED DECEMBER 31, 2017

CHANGES IN SHARES OUTSTANDING:

CLASS I
Shares outstanding, beginning of period	12,725,339	15,023,251	42,326,766	37,411,773
Shares sold	16,902,606	4,771,225	6,476,182	9,347,782
Shares issued on reinvestment of distributions	—	947	—	4,020,109
Shares redeemed	(8,375,849)	(7,070,084)	(11,772,433)	(8,452,898)
Shares outstanding, end of period	21,252,096	12,725,339	37,030,515	42,326,766

CLASS N
Shares outstanding, beginning of period	1,109,579	1,167,206	1,701,531	1,827,019
Shares sold	4,530,247	547,782	227,936	830,983
Shares issued on reinvestment of distributions	—	103	—	195,439
Shares redeemed	(420,946)	(605,512)	(269,096)	(1,151,910)
Shares outstanding, end of period	5,218,880	1,109,579	1,660,371	1,701,531

CLASS R6
Shares outstanding, beginning of period	15,954,715	16,318,860	4,096,425	3,638,709
Shares sold	8,226,918	3,585,028	5,557	303,627
Shares issued on reinvestment of distributions	—	1,015	—	397,260
Shares redeemed	(380,037)	(3,950,188)	(725,860)	(243,171)
Shares outstanding, end of period	23,801,596	15,954,715	3,376,122	4,096,425

**	Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2018

Statements of Changes in Net Assets	June 30, 2018

	AQR RISK PARITY II HV FUND**		AQR RISK PARITY II MV FUND**
	FOR THE SIX MONTHS ENDED JUNE 30, 2018 (Unaudited)	FOR THE YEAR ENDED DECEMBER 31, 2017	FOR THE SIX MONTHS ENDED JUNE 30, 2018 (Unaudited)	FOR THE YEAR ENDED DECEMBER 31, 2017

OPERATIONS:
Net investment income (loss)	$215,580	$64,081	$372,453	$181,067
Net realized gain (loss)	808,108	7,797,604	1,036,170	7,925,329
Net change in unrealized appreciation (depreciation)	(1,446,991)	1,618,727	(1,380,004)	1,524,621
Net increase (decrease) in net assets resulting from operations	(423,303)	9,480,412	28,619	9,631,017

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	—	(167,670)	—	(127,613)
Class N	—	(80,039)	—	(4,594)
Class R6	—	(2,754)	—	(1,094)
Total	—	(250,463)	—	(133,301)
Net realized gain:
Class I	—	(4,177,994)	—	(6,262,860)
Class N	—	(1,994,405)	—	(225,476)
Class R6	—	(68,617)	—	(53,679)
Total	—	(6,241,016)	—	(6,542,015)
Total distributions	—	(6,491,479)	—	(6,675,316)

CAPITAL TRANSACTIONS:
CLASS I
Proceeds from shares sold	5,946,034	15,110,513	2,988,664	7,101,891
Reinvestment of distributions	—	3,036,675	—	5,580,145
Cost of shares redeemed	(10,114,872)	(28,964,516)	(9,515,997)	(16,281,871)
Net increase (decrease) from capital transactions	(4,168,838)	(10,817,328)	(6,527,333)	(3,599,835)
CLASS N
Proceeds from shares sold	4,040,750	16,904,780	544,989	208,795
Reinvestment of distributions	—	2,074,444	—	230,070
Cost of shares redeemed	(12,164,260)	(6,275,267)	(557,085)	(3,521,633)
Net increase (decrease) from capital transactions	(8,123,510)	12,703,957	(12,096)	(3,082,768)
CLASS R6
Proceeds from shares sold	129,261	166,683	—	—
Reinvestment of distributions	—	62,917	—	54,773
Cost of shares redeemed	(4,000)	(2,725,155)	—	(5,041)
Net increase (decrease) from capital transactions	125,261	(2,495,555)	—	49,732
Net increase (decrease) in net assets resulting from capital transactions	(12,167,087)	(608,926)	(6,539,429)	(6,632,871)
Total increase (decrease) in net assets	(12,590,390)	2,380,007	(6,510,810)	(3,677,170)

NET ASSETS:
Beginning of period	57,926,006	55,545,999	81,462,569	85,139,739
End of period	$45,335,616	$57,926,006	$74,951,759	$81,462,569

Undistributed accumulated net investment income (loss)	$185,600	$(29,980)	$521,295	$148,842

The accompanying notes are an integral part of these financial statements.	(continued on p. 270)

AQR Funds	Semi-Annual Report	June 2018

Statements of Changes in Net Assets	June 30, 2018

	AQR RISK PARITY II HV FUND**		AQR RISK PARITY II MV FUND**
	FOR THE SIX MONTHS ENDED JUNE 30, 2018 (Unaudited)	FOR THE YEAR ENDED DECEMBER 31, 2017	FOR THE SIX MONTHS ENDED JUNE 30, 2018 (Unaudited)	FOR THE YEAR ENDED DECEMBER 31, 2017

CHANGES IN SHARES OUTSTANDING:

CLASS I
Shares outstanding, beginning of period	4,358,862	5,479,411	8,422,139	8,787,446
Shares sold	686,363	1,691,028	324,776	762,186
Shares issued on reinvestment of distributions	—	352,283	—	613,877
Shares redeemed	(1,155,861)	(3,163,860)	(1,040,987)	(1,741,370)
Shares outstanding, end of period	3,889,364	4,358,862	7,705,928	8,422,139

CLASS N
Shares outstanding, beginning of period	2,086,431	780,920	302,522	632,594
Shares sold	473,597	1,761,444	59,231	22,607
Shares issued on reinvestment of distributions	—	241,214	—	25,478
Shares redeemed	(1,415,805)	(697,147)	(60,589)	(378,157)
Shares outstanding, end of period	1,144,223	2,086,431	301,164	302,522

CLASS R6
Shares outstanding, beginning of period	86,209	337,040	73,253	67,769
Shares sold	15,150	18,874	(1)	—
Shares issued on reinvestment of distributions	—	7,299	—	6,026
Shares redeemed	(444)	(277,004)	—	(542)
Shares outstanding, end of period	100,915	86,209	73,252	73,253

**	Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2018

Statements of Changes in Net Assets	June 30, 2018

	AQR STYLE PREMIA ALTERNATIVE FUND**		AQR STYLE PREMIA ALTERNATIVE LV FUND**
	FOR THE SIX MONTHS ENDED JUNE 30, 2018 (Unaudited)	FOR THE YEAR ENDED DECEMBER 31, 2017	FOR THE SIX MONTHS ENDED JUNE 30, 2018 (Unaudited)	FOR THE YEAR ENDED DECEMBER 31, 2017

OPERATIONS:
Net investment income (loss)	$(2,518,859)	$(29,302,646)	$1,796,314	$(202,469)
Net realized gain (loss)	243,588,741	297,431,846	8,945,239	17,349,598
Net change in unrealized appreciation (depreciation)	(631,586,984)	214,060,873	(27,772,638)	11,371,735
Net increase (decrease) in net assets resulting from operations	(390,517,102)	482,190,073	(17,031,085)	28,518,864

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	—	(198,173,947)	—	(16,573,601)
Class N	—	(11,434,857)	—	(1,709,872)
Class R6	—	(107,819,061)	—	(4,676,131)
Total	—	(317,427,865)	—	(22,959,604)
Total distributions	—	(317,427,865)	—	(22,959,604)

CAPITAL TRANSACTIONS:
CLASS I
Proceeds from shares sold	828,138,903	1,236,903,921	86,434,102	175,105,320
Reinvestment of distributions	—	173,061,541	—	16,205,243
Cost of shares redeemed	(515,892,421)	(813,602,935)	(43,519,426)	(109,840,424)
Net increase (decrease) from capital transactions	312,246,482	596,362,527	42,914,676	81,470,139

CLASS N
Proceeds from shares sold	37,704,360	56,223,970	9,106,417	10,005,272
Reinvestment of distributions	—	11,321,176	—	1,707,961
Cost of shares redeemed	(38,512,285)	(87,214,527)	(16,650,905)	(19,255,880)
Net increase (decrease) from capital transactions	(807,925)	(19,669,381)	(7,544,488)	(7,542,647)

CLASS R6
Proceeds from shares sold	348,692,933	500,805,412	11,533,988	11,556,130
Reinvestment of distributions	—	94,724,682	—	4,676,131
Cost of shares redeemed	(182,700,989)	(391,172,273)	(13,428,094)	(14,732,984)
Net increase (decrease) from capital transactions	165,991,944	204,357,821	(1,894,106)	1,499,277
Net increase (decrease) in net assets resulting from capital transactions	477,430,501	781,050,967	33,476,082	75,426,769
Total increase (decrease) in net assets	86,913,399	945,813,175	16,444,997	80,986,029

NET ASSETS:
Beginning of period	4,747,427,269	3,801,614,094	465,566,700	384,580,671
End of period	$4,834,340,668	$4,747,427,269	$482,011,697	$465,566,700

Undistributed accumulated net investment income (loss)	$(171,458,263)	$(168,939,404)	$(7,425,656)	$(9,221,970)

The accompanying notes are an integral part of these financial statements.	(continued on p. 272)

AQR Funds	Semi-Annual Report	June 2018

Statements of Changes in Net Assets	June 30, 2018

	AQR STYLE PREMIA ALTERNATIVE FUND**		AQR STYLE PREMIA ALTERNATIVE LV FUND**
	FOR THE SIX MONTHS ENDED JUNE 30, 2018 (Unaudited)	FOR THE YEAR ENDED DECEMBER 31, 2017	FOR THE SIX MONTHS ENDED JUNE 30, 2018 (Unaudited)	FOR THE YEAR ENDED DECEMBER 31, 2017

CHANGES IN SHARES OUTSTANDING:

CLASS I
Shares outstanding, beginning of period	284,753,468	228,188,253	31,798,558	24,164,696
Shares sold	80,153,348	119,718,870	8,204,593	16,492,368
Shares issued on reinvestment of distributions	—	16,403,938	—	1,523,049
Shares redeemed	(50,374,130)	(79,557,593)	(4,126,078)	(10,381,555)
Shares outstanding, end of period	314,532,686	284,753,468	35,877,073	31,798,558

CLASS N
Shares outstanding, beginning of period	17,131,773	19,081,538	3,367,115	4,098,530
Shares sold	3,642,756	5,470,866	863,977	947,010
Shares issued on reinvestment of distributions	—	1,077,181	—	160,977
Shares redeemed	(3,780,512)	(8,497,812)	(1,579,865)	(1,839,402)
Shares outstanding, end of period	16,994,017	17,131,773	2,651,227	3,367,115

CLASS R6
Shares outstanding, beginning of period	155,015,501	135,855,853	8,884,892	8,688,585
Shares sold	33,523,299	48,436,461	1,080,412	1,094,697
Shares issued on reinvestment of distributions	—	8,961,654	—	438,661
Shares redeemed	(17,880,565)	(38,238,467)	(1,271,805)	(1,337,051)
Shares outstanding, end of period	170,658,235	155,015,501	8,693,499	8,884,892

**	Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2018

Statements of Cash Flows	June 30, 2018 (Unaudited)

	AQR ALTERNATIVE RISK PREMIA FUND	AQR DIVERSIFIED ARBITRAGE FUND	AQR EQUITY MARKET NEUTRAL FUND

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase (decrease) in net assets resulting from operations	$(12,842,829)	$15,733,704	$(196,877,193)
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Payments to purchase securities	(185,291,772)	(709,801,487)	(283,231,799)
Payments to cover short positions in securities	(52,202,226)	(394,468,313)	(263,243,269)
Proceeds from short positions in securities	171,733,464	347,559,083	252,235,441
Proceeds from sale of securities	38,591,138	744,118,541	290,773,708
Proceeds from option contracts written	3,955,395	716	—
Payments to close option contracts written	(3,115,572)	—	—
(Purchases) sales of short-term investments, net	(110,069,211)	43,310,604	239,328,255
Realized (gain) loss on investments in securities	4,528,537	(31,735,248)	(16,224,939)
Realized (gain) loss on short positions in securities	8,049,768	18,834,107	26,429,841
Realized (gain) loss on option contracts written	(393,347)	(718)	—
Realized (gain) loss on paydowns	—	(1,602)	—
Change in unrealized (appreciation) depreciation on investments in securities	(1,701,462)	14,434,068	35,635,953
Change in unrealized (appreciation) depreciation on short positions in securities	(4,441,428)	(9,350,922)	(44,701,575)
Change in unrealized (appreciation) depreciation on option contracts written	(103,531)	—	—
Amortization (accretion) of bond premium (discount)	—	(487,850)	(4,204,656)
(Increases) decreases in operating assets:
Due from brokers	(6,558,689)	—	(128,050,000)
Deposits with brokers for futures contracts	(2,059,680)	(301,185)	3,828,962
Unrealized appreciation on forward foreign currency exchange contracts	(655,274)	(93,545)	(905,711)
Unrealized appreciation on OTC swaps	235,062	1,783,008	84,186,401
Deposits for securities sold short	(9,861,136)	(13,374,427)	—
Deposits for written options	(9,531,884)	—	—
Deposits with brokers for centrally cleared swaps	—	(7,572)	—
Variation margin on centrally cleared swaps	—	(26,558)	—
Variation margin on futures contracts	(315,555)	193,853	429,488
Receivable for securities sold	(173,786,404)	(12,393,856)	(28,898,464)
Foreign tax reclaim	(48,289)	1,588	(437,295)
Dividends and interest	(210,714)	(76,503)	(531,078)
Prepaid expenses	10,975	(7,153)	14,883
Increases (decreases) in operating liabilities
Due to broker	—	(341,507)	640,000
Unrealized depreciation on forward foreign currency exchange contracts	1,557,883	(95,876)	(702,295)
Unrealized depreciation on OTC swaps	789,086	(1,370,871)	75,463,909
Deposits from brokers for futures contracts	—	—	2
Variation margin on centrally cleared swaps	—	(11,478)	—
Variation margin on futures contracts	49,967	85,489	—
Payable for securities purchased	189,064,052	12,847,309	30,237,198
Accrued investment advisory fees	138,877	(73,210)	(187,599)
Accrued distribution fees—Class N	343	222	(12,197)
Accrued Trustees fees	220	5	440
Dividends and Interest payable on securities sold short and reverse repurchase agreements	175,320	(634)	32,636
Other accrued expenses and liabilities	(6,317)	35,051	(22,048)
Net cash provided by (used in) operating activities	$(154,315,233)	$24,916,833	$71,006,999

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from shares sold	234,528,209	94,295,633	627,723,612
Payments on shares redeemed	(80,025,295)	(115,036,441)	(703,403,660)
Net cash provided by (used in) financing activities	$154,502,914	$(20,740,808)	$(75,680,048)
Net change in cash and cash denominated in foreign currencies	187,681	4,176,025	(4,673,049)
Cash, beginning of period	789,393	687,580	8,046,784
Cash, end of period**	$977,074	$4,863,605	$3,373,735
Supplemental disclosure of cash flow information:

Cash paid during the period for interest in the amount of $321,319, $692,657 and $1,913,422.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2018

Statements of Cash Flows	June 30, 2018 (Unaudited)

	AQR LONG-SHORT EQUITY FUND	AQR MULTI- STRATEGY ALTERNATIVE FUND***	AQR RISK PARITY II HV FUND***
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase (decrease) in net assets resulting from operations	$(513,739,503)	$(250,383,705)	$(423,303)
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Payments to purchase securities	(3,429,680,077)	(286,863,873)	(4,648,516)
Payments to cover short positions in securities	(1,936,884,220)	(339,203,404)	—
Proceeds from short positions in securities	2,575,945,147	179,715,176	—
Proceeds from sale of securities	2,374,199,186	491,001,427	4,442,400
(Purchases) sales of short-term investments, net	357,310,083	98,096,653	11,172,146
Realized (gain) loss on investments in securities	(117,651,259)	(19,019,970)	(92,439)
Realized (gain) loss on short positions in securities	90,426,983	12,946,154	—
Realized (gain) loss on option contracts written	—	(955,603)	—
Change in unrealized (appreciation) depreciation on investments in securities	111,639,151	(28,710,091)	630,582
Change in unrealized (appreciation) depreciation on short positions in securities	62,999,211	29,678,019	—
Change in unrealized (appreciation) depreciation on option contracts written	—	(2,457,349)	—
Amortization (accretion) of bond premium (discount)	(17,173,530)	(1,160,650)	(542,449)
(Increases) decreases in operating assets:
Due from brokers	(272,019,454)	20,129,471	(368,487)
Deposits with brokers for futures contracts	51,674,431	25,223,133	831,081
Unrealized appreciation on forward foreign currency exchange contracts	7,642,918	8,829,949	(80,673)
Unrealized appreciation on OTC swaps	219,629,915	137,473,786	26,750
Deposits for securities sold short	—	18,834,913	—
Deposits with brokers for centrally cleared swaps	—	(341,621)	—
Variation margin on centrally cleared swaps	—	(45,830)	—
Variation margin on futures contracts	(6,074,672)	(6,338,901)	(52,701)
Receivable for securities sold	(133,469,555)	(112,430,197)	(20,516)
Foreign tax reclaim	135,214	44,084	—
Dividends and interest	(1,357,833)	306,379	(5,139)
Prepaid expenses	26,974	8,016	4,477
Increases (decreases) in operating liabilities
Due to broker	(197,508,832)	(15,861,849)	56,073
Unrealized depreciation on forward foreign currency exchange contracts	10,717,195	(11,746,215)	(107,089)
Unrealized depreciation on OTC swaps	294,236,821	144,987,817	376,345
Deposits from brokers for futures contracts	—	—	—
Variation margin on centrally cleared swaps	—	(902,250)	—
Variation margin on futures contracts	(5,644,330)	(427,574)	(136,428)
Payable for securities purchased	128,774,876	117,102,240	20,409
Accrued investment advisory fees	(46,773)	(928,637)	(23,358)
Accrued distribution fees—Class N	(21,017)	(2,772)	(1,770)
Accrued Trustees fees	1,103	1,013	15
Dividends and Interest payable on securities sold short and reverse repurchase agreements	978,724	88,550	—
Interest payable for reverse repurchase agreements	—	—	6,700
Other accrued expenses and liabilities	36,111	(212,513)	(20,368)
Net cash provided by (used in) operating activities	$(344,897,012)	$206,473,776	$11,043,742

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from shares sold	1,596,261,010	475,378,331	10,120,315
Net change in reverse repurchase agreements	—	—	1,023,195
Payments on shares redeemed	(1,267,302,181)	(682,441,178)	(22,283,462)
Due to custodian	—	—	99,971
Net cash provided by (used in) financing activities	$328,958,829	$(207,062,847)	$(11,039,981)
Net change in cash and cash denominated in foreign currencies	(15,938,183)	(589,071)	3,761
Cash, beginning of period	26,985,821	29,226,026	48,108
Cash, end of period**	$11,047,638	$28,636,955	$51,869

Supplemental disclosure of cash flow information:

Cash paid during the period for interest in the amount of $4,616,896, $2,990,932 and $105,245.

***	Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2018

Statements of Cash Flows	June 30, 2018 (Unaudited)

	AQR STYLE PREMIA ALTERNATIVE FUND***	AQR STYLE PREMIA ALTERNATIVE LV FUND***

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase (decrease) in net assets resulting from operations	$(390,517,102)	$(17,031,085)
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Payments to purchase securities	(3,190,574,779)	(36,331,086)
Payments to cover short positions in securities	(2,252,866,858)	(22,622,418)
Proceeds from short positions in securities	2,581,327,433	33,472,538
Proceeds from sale of securities	2,270,783,895	26,964,487
(Purchases) sales of short-term investments, net	261,673,957	(31,506,541)
Realized (gain) loss on investments in securities	(293,994,949)	(3,797,954)
Realized (gain) loss on short positions in securities	200,980,102	3,146,050
Change in unrealized (appreciation) depreciation on investments in securities	238,644,306	7,237,648
Change in unrealized (appreciation) depreciation on short positions in securities	58,571,016	(2,655,498)
Amortization (accretion) of bond premium (discount)	(9,477,125)	(1,107,342)
(Increases) decreases in operating assets:
Due from brokers	(131,455,679)	(456,109)
Deposits with brokers for futures contracts	68,134,337	(3,228,094)
Unrealized appreciation on forward foreign currency exchange contracts	(2,749,920)	10,676
Unrealized appreciation on OTC swaps	172,600,822	10,712,462
Deposits for securities sold short	—	(1,798,334)
Variation margin on futures contracts	(3,976,331)	141,844
Receivable for securities sold	(14,750,122)	(13,487,533)
Foreign tax reclaim	98,279	(31,524)
Dividends and interest	(663,782)	(144,228)
Prepaid expenses	5,103	7,317
Increases (decreases) in operating liabilities
Due to broker	(195,421,109)	(11,092,457)
Unrealized depreciation on forward foreign currency exchange contracts	12,552,840	217,835
Unrealized depreciation on OTC swaps	138,853,458	12,102,760
Deposits from brokers for futures contracts	(492,507)	—
Variation margin on futures contracts	3,748,151	1,145,214
Payable for securities purchased	27,624,363	13,545,594
Accrued investment advisory fees	54,361	21,867
Accrued distribution fees—Class N	(3,345)	(2,108)
Accrued Trustees fees	632	119
Dividends and Interest payable on securities sold short and reverse repurchase agreements	1,576,761	37,170
Other accrued expenses and liabilities	(94,556)	17,603
Net cash provided by (used in) operating activities	$(449,808,348)	$(36,511,127)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from shares sold	1,229,603,479	106,698,174
Payments on shares redeemed	(742,087,165)	(73,445,982)
Net cash provided by (used in) financing activities	$487,516,314	$33,252,192
Net change in cash and cash denominated in foreign currencies	37,707,966	(3,258,935)
Cash, beginning of period	20,982,576	5,651,358
Cash, end of period**	$58,690,542	$2,392,423

Supplemental disclosure of cash flow information:

Cash paid during the period for interest in the amount of $4,644,536 and $222,165.

***	Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2018

Statements of Cash Flows	June 30, 2018 (Unaudited)

**	The following is a reconciliation of cash and cash held in foreign currencies reported within the Statements of Assets and Liabilities that sum to the total of the same such amounts disclosed in the Statements of Cash Flows:

Fund	CASH	CASH DENOMINATED IN FOREIGN CURRENCIES	TOTAL CASH AND CASH DENOMINATED IN FOREIGN CURRENCIES
AQR Alternative Risk Premia Fund	$492,283	$484,791	$977,074
AQR Diversified Arbitrage Fund	3,781,414	1,082,191	4,863,605
AQR Equity Market Neutral Fund	125,185	3,248,550	3,373,735
AQR Long-Short Equity Fund	2,697,865	8,349,773	11,047,638
AQR Multi-Strategy Alternative Fund	10,530,159	18,106,796	28,636,955
AQR Risk Parity II HV Fund	—	51,869	51,869
AQR Style Premia Alternative Fund	30,302,575	28,387,967	58,690,542
AQR Style Premia Alternative LV Fund	1,095,595	1,296,828	2,392,423

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2018

Financial Highlights	June 30, 2018

	PER SHARE OPERATING PERFORMANCE
		Change in Net Assets Resulting from Operations[1]			Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Return of Capital	Total Distributions
AQR ALTERNATIVE RISK PREMIA FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2018 (Unaudited)	$10.01	(0.01)	(0.76)	(0.77)	—	—	—	—
FOR THE PERIOD 9/19/17[7]—12/31/17	$10.00	(0.01)	0.02 [8]	0.01	—	—	—	—
AQR ALTERNATIVE RISK PREMIA FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2018 (Unaudited)	$10.01	(0.04)	(0.74)	(0.78)	—	—	—	—
FOR THE PERIOD 9/19/17[7]—12/31/17	$10.00	(0.01)	0.02 [8]	0.01	—	—	—	—
AQR ALTERNATIVE RISK PREMIA FUND CLASS R6
SIX MONTHS ENDED JUNE 30, 2018 (Unaudited)	$10.02	(0.02)	(0.75)	(0.77)	—	—	—	—
FOR THE PERIOD 9/19/17[7]—12/31/17	$10.00	(0.01)	0.03 [8]	0.02	—	—	—	—
AQR DIVERSIFIED ARBITRAGE FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2018 (Unaudited)	$9.12	0.06	0.26	0.32	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2017	$9.23	0.02	0.52	0.54	(0.65)	—	—	(0.65)
FOR THE YEAR ENDED DECEMBER 31, 2016	$9.21	0.07	0.61	0.68	(0.66)	—	—	(0.66)
FOR THE YEAR ENDED DECEMBER 31, 2015	$10.14	0.07	(0.55)	(0.48)	(0.45)	—	—	(0.45)
FOR THE YEAR ENDED DECEMBER 31, 2014	$10.91	0.23	(0.80)	(0.57)	(0.20)	—	—	(0.20)
FOR THE YEAR ENDED DECEMBER 31, 2013	$11.05	0.17	0.02	0.19	(0.18)	(0.06)	(0.09)	(0.33)
AQR DIVERSIFIED ARBITRAGE FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2018 (Unaudited)	$9.12	0.05	0.26	0.31	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2017	$9.23	0.00 [9]	0.51	0.51	(0.62)	—	—	(0.62)
FOR THE YEAR ENDED DECEMBER 31, 2016	$9.21	0.05	0.60	0.65	(0.63)	—	—	(0.63)
FOR THE YEAR ENDED DECEMBER 31, 2015	$10.10	0.03	(0.51)	(0.48)	(0.41)	—	—	(0.41)
FOR THE YEAR ENDED DECEMBER 31, 2014	$10.87	0.21	(0.81)	(0.60)	(0.17)	—	—	(0.17)
FOR THE YEAR ENDED DECEMBER 31, 2013	$11.01	0.13	0.04	0.17	(0.16)	(0.06)	(0.09)	(0.31)
AQR DIVERSIFIED ARBITRAGE FUND CLASS R6
SIX MONTHS ENDED JUNE 30, 2018 (Unaudited)	$9.10	0.08	0.25	0.33	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2017	$9.21	0.03	0.52	0.55	(0.66)	—	—	(0.66)
FOR THE YEAR ENDED DECEMBER 31, 2016	$9.20	0.12	0.56	0.68	(0.67)	—	—	(0.67)
FOR THE YEAR ENDED DECEMBER 31, 2015	$10.13	0.09	(0.55)	(0.46)	(0.47)	—	—	(0.47)
FOR THE PERIOD 9/02/14[10]—12/31/14	$11.00	0.16	(0.82)	(0.66)	(0.21)	—	—	(0.21)
AQR EQUITY MARKET NEUTRAL FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2018 (Unaudited)	$12.25	0.00 [9]	(1.05)	(1.05)	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2017	$11.97	(0.08)	0.79	0.71	(0.43)	—	—	(0.43)
FOR THE YEAR ENDED DECEMBER 31, 2016	$11.48	(0.13)	0.80	0.67	(0.18)	(0.00)[9]	—	(0.18)
FOR THE YEAR ENDED DECEMBER 31, 2015	$10.01	(0.15)	1.91	1.76	(0.28)	(0.01)	—	(0.29)
FOR THE PERIOD 10/07/14[7]—12/31/14	$10.00	(0.02)	0.62	0.60	(0.59)	—	(0.00)[9]	(0.59)
AQR EQUITY MARKET NEUTRAL FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2018 (Unaudited)	$12.21	(0.01)	(1.04)	(1.05)	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2017	$11.95	(0.11)	0.78	0.67	(0.41)	—	—	(0.41)
FOR THE YEAR ENDED DECEMBER 31, 2016	$11.47	(0.15)	0.77	0.62	(0.14)	(0.00)[9]	—	(0.14)
FOR THE YEAR ENDED DECEMBER 31, 2015	$10.01	(0.19)	1.94	1.75	(0.28)	(0.01)	—	(0.29)
FOR THE PERIOD 10/07/14[7]—12/31/14	$10.00	(0.03)	0.62	0.59	(0.58)	—	(0.00)[9]	(0.58)
AQR EQUITY MARKET NEUTRAL FUND CLASS R6
SIX MONTHS ENDED JUNE 30, 2018 (Unaudited)	$12.25	0.01	(1.05)	(1.04)	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2017	$11.97	(0.08)	0.79	0.71	(0.43)	—	—	(0.43)
FOR THE YEAR ENDED DECEMBER 31, 2016	$11.49	(0.14)	0.81	0.67	(0.19)	(0.00)[9]	—	(0.19)
FOR THE YEAR ENDED DECEMBER 31, 2015	$10.01	(0.13)	1.90	1.77	(0.28)	(0.01)	—	(0.29)
FOR THE PERIOD 10/07/14[7]—12/31/14	$10.00	(0.02)	0.62	0.60	(0.59)	—	(0.00)[9]	(0.59)

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2018

Financial Highlights	June 30, 2018

		RATIOS/SUPPLEMENTAL DATA

			Ratios to Average Net Assets of:*

Net Asset Value, End of Period	Total Return[2,3]	Net Assets, End of Period (000’s)	Expenses, Before Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers (Excluding Dividend Short Expense & Interest Expense)[4]	Net Investment Income (Loss)	Portfolio Turnover Rate[5]

$9.24	(7.69)%	$141,829	3.69%[6]	3.57%	1.40%	(0.26)%	170%
$10.01	0.10%	$26,852	3.06%[6]	2.65%	1.40%	(0.25)%	293%

$9.23	(7.79)%	$4,957	3.95%[6]	3.82%	1.65%	(0.73)%	170%
$10.01	0.10%	$1,538	3.70%[6]	2.90%	1.65%	(0.44)%	293%

$9.25	(7.68)%	$73,449	3.59%[6]	3.47%	1.30%	(0.35)%	170%
$10.02	0.20%	$49,818	3.14%[6]	2.55%	1.30%	(0.22)%	293%

$9.44	3.51%	$367,247	2.10%	2.04%	1.22%	1.36%	243%
$9.12	5.92%	$386,972	2.08%	2.02%	1.19%	0.25%	205%
$9.23	7.51%	$359,989	2.36%	2.27%	1.20%	0.78%	277%
$9.21	(4.67)%	$772,394	2.44%	2.42%	1.19%	0.71%	249%
$10.14	(5.25)%	$1,546,685	1.88%	1.88%	1.20%	2.07%	380%
$10.91	1.75%	$1,876,481	1.64%	1.64%	1.20%	1.52%	349%

$9.43	3.40%	$85,065	2.35%	2.29%	1.47%	1.17%	243%
$9.12	5.58%	$76,774	2.34%	2.28%	1.44%	0.01%	205%
$9.23	7.15%	$100,869	2.61%	2.52%	1.44%	0.53%	277%
$9.21	(4.75)%	$183,029	2.69%	2.67%	1.45%	0.32%	249%
$10.10	(5.51)%	$678,528	2.12%	2.12%	1.44%	1.99%	380%
$10.87	1.51%	$836,355	1.88%	1.88%	1.44%	1.21%	349%

$9.43	3.63%	$15,104	2.01%	1.95%	1.13%	1.67%	243%
$9.10	6.02%	$8,416	1.98%	1.93%	1.10%	0.36%	205%
$9.21	7.52%	$5,159	2.27%	2.18%	1.10%	1.26%	277%
$9.20	(4.55)%	$866	2.36%	2.33%	1.10%	0.92%	249%
$10.13	(5.99)%	$94	1.94%	1.94%	1.10%	4.69%	380%

$11.20	(8.57)%	$1,383,765	2.19%	2.19%	1.25%	0.07%	93%
$12.25	5.84%	$1,552,269	2.07%	2.07%	1.27%	(0.66)%	237%
$11.97	5.85%	$790,179	2.13%	2.13%	1.28%	(1.15)%	227%
$11.48	17.60%	$179,312	2.17%[6]	1.90%	1.25%	(1.36)%	383%
$10.01	5.93%	$1,445	4.57%[6]	1.63%	1.30%	(1.04)%	152%

$11.16	(8.60)%	$284,073	2.45%	2.45%	1.51%	(0.25)%	93%
$12.21	5.56%	$357,839	2.35%	2.35%	1.55%	(0.92)%	237%
$11.95	5.43%	$154,189	2.40%	2.40%	1.55%	(1.27)%	227%
$11.47	17.43%	$89,755	2.41%[6]	2.16%	1.51%	(1.69)%	383%
$10.01	5.88%	$1,233	4.83%[6]	1.88%	1.55%	(1.29)%	152%

$11.21	(8.49)%	$294,144	2.11%	2.11%	1.17%	0.23%	93%
$12.25	5.91%	$326,927	2.00%	2.00%	1.20%	(0.61)%	237%
$11.97	5.82%	$177,683	2.05%	2.05%	1.20%	(1.22)%	227%
$11.49	17.72%	$148	3.05%[6]	1.85%	1.20%	(1.26)%	383%
$10.01	5.95%	$3,210	4.49%[6]	1.53%	1.20%	(0.95)%	152%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2018

Financial Highlights	June 30, 2018

	PER SHARE OPERATING PERFORMANCE
		Change in Net Assets Resulting from Operations[1]			Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Return of Capital	Total Distributions
AQR GLOBAL MACRO FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2018 (Unaudited)	$8.75	(0.00)[9]	0.69	0.69	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2017	$9.06	(0.06)	(0.25)	(0.31)	(0.00)[9]	—	—	(0.00)[9]
FOR THE YEAR ENDED DECEMBER 31, 2016	$9.60	(0.11)	0.12 [8]	0.01	—	(0.55)	—	(0.55)
FOR THE YEAR ENDED DECEMBER 31, 2015	$9.94	(0.15)	0.32	0.17	—	(0.51)	—	(0.51)
FOR THE PERIOD 4/08/14[7]—12/31/14	$10.00	(0.10)	0.06	(0.04)	—	(0.02)	—	(0.02)
AQR GLOBAL MACRO FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2018 (Unaudited)	$8.66	(0.01)	0.68	0.67	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2017	$8.99	(0.08)	(0.25)	(0.33)	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2016	$9.55	(0.13)	0.12 [8]	(0.01)	—	(0.55)	—	(0.55)
FOR THE YEAR ENDED DECEMBER 31, 2015	$9.92	(0.16)	0.30	0.14	—	(0.51)	—	(0.51)
FOR THE PERIOD 4/08/14[7]—12/31/14	$10.00	(0.12)	0.06	(0.06)	—	(0.02)	—	(0.02)
AQR GLOBAL MACRO FUND CLASS R6
SIX MONTHS ENDED JUNE 30, 2018 (Unaudited)	$8.75	0.00 [9]	0.69	0.69	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2017	$9.07	(0.03)	(0.28)	(0.31)	(0.01)	—	—	(0.01)
FOR THE YEAR ENDED DECEMBER 31, 2016	$9.60	(0.10)	0.12 [8]	0.02	—	(0.55)	—	(0.55)
FOR THE YEAR ENDED DECEMBER 31, 2015	$9.94	(0.14)	0.31	0.17	—	(0.51)	—	(0.51)
FOR THE PERIOD 9/02/14[10]—12/31/14	$9.72	(0.04)	0.28	0.24	—	(0.02)	—	(0.02)
AQR LONG-SHORT EQUITY FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2018 (Unaudited)	$13.88	(0.00)[9]	(1.14)	(1.14)	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2017	$13.07	(0.08)	2.15	2.07	(0.56)	(0.70)	—	(1.26)
FOR THE YEAR ENDED DECEMBER 31, 2016	$12.12	(0.14)	1.48	1.34	(0.24)	(0.15)	—	(0.39)
FOR THE YEAR ENDED DECEMBER 31, 2015	$10.87	(0.15)	2.00	1.85	(0.58)	(0.02)	—	(0.60)
FOR THE YEAR ENDED DECEMBER 31, 2014	$10.21	(0.14)	1.67	1.53	(0.74)	(0.10)	(0.03)	(0.87)
FOR THE PERIOD 7/16/13[7]—12/31/13	$10.00	(0.06)	1.17	1.11	(0.67)	(0.23)	—	(0.90)
AQR LONG-SHORT EQUITY FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2018 (Unaudited)	$13.80	(0.03)	(1.12)	(1.15)	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2017	$13.00	(0.11)	2.13	2.02	(0.52)	(0.70)	—	(1.22)
FOR THE YEAR ENDED DECEMBER 31, 2016	$12.07	(0.17)	1.47	1.30	(0.22)	(0.15)	—	(0.37)
FOR THE YEAR ENDED DECEMBER 31, 2015	$10.84	(0.19)	2.01	1.82	(0.57)	(0.02)	—	(0.59)
FOR THE YEAR ENDED DECEMBER 31, 2014	$10.21	(0.20)	1.70	1.50	(0.74)	(0.10)	(0.03)	(0.87)
FOR THE PERIOD 7/16/13[7]—12/31/13	$10.00	(0.07)	1.17	1.10	(0.66)	(0.23)	—	(0.89)
AQR LONG-SHORT EQUITY FUND CLASS R6
SIX MONTHS ENDED JUNE 30, 2018 (Unaudited)	$13.91	0.00 [9]	(1.14)	(1.14)	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2017	$13.08	(0.07)	2.17	2.10	(0.57)	(0.70)	—	(1.27)
FOR THE YEAR ENDED DECEMBER 31, 2016	$12.13	(0.14)	1.49	1.35	(0.25)	(0.15)	—	(0.40)
FOR THE YEAR ENDED DECEMBER 31, 2015	$10.87	(0.15)	2.02	1.87	(0.59)	(0.02)	—	(0.61)
FOR THE PERIOD 9/02/14[10]—12/31/14	$11.05	(0.08)	0.78	0.70	(0.75)	(0.10)	(0.03)	(0.88)

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2018

Financial Highlights	June 30, 2018

		RATIOS/SUPPLEMENTAL DATA

			Ratios to Average Net Assets of:*

Net Asset Value, End of Period	Total Return[2,3]	Net Assets, End of Period (000’s)	Expenses, Before Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers (Excluding Dividend Short Expense & Interest Expense)[4]	Net Investment Income (Loss)	Portfolio Turnover Rate[5]

$9.44	7.89%	$16,261	2.14%	1.44%	1.44%	(0.06)%	0%
$8.75	(3.38)%	$9,199	2.30%	1.40%	1.40%	(0.65)%	0%
$9.06	0.02%	$18,972	1.98%	1.41%	1.41%	(1.12)%	0%
$9.60	1.71%	$31,453	1.78%[6]	1.38%	1.38%	(1.45)%	0%
$9.94	(0.42)%	$35,466	2.24%[6]	1.45%	1.45%	(1.44)%	0%

$9.33	7.74%	$4,964	2.40%	1.70%	1.70%	(0.33)%	0%
$8.66	(3.67)%	$2,892	2.63%	1.70%	1.70%	(0.89)%	0%
$8.99	(0.19)%	$3,217	2.17%	1.65%	1.65%	(1.35)%	0%
$9.55	1.41%	$20,838	1.88%[6]	1.70%	1.70%	(1.56)%	0%
$9.92	(0.62)%	$1,050	2.49%[6]	1.70%	1.70%	(1.69)%	0%

$9.44	7.89%	$15,100	2.06%	1.35%	1.35%	0.05%	0%
$8.75	(3.41)%	$13,970	2.32%	1.35%	1.35%	(0.34)%	0%
$9.07	0.14%	$4,374	1.95%	1.35%	1.35%	(1.09)%	0%
$9.60	1.71%	$104	1.72%[6]	1.35%	1.35%	(1.41)%	0%
$9.94	2.45%	$102	2.02%[6]	1.35%	1.35%	(1.37)%	0%

$12.74	(8.21)%	$4,135,233	1.74%	1.74%	1.24%	(0.01)%	302%
$13.88	15.73%	$4,144,436	2.01%	2.01%	1.27%	(0.60)%	249%
$13.07	11.09%	$1,799,994	1.99%	1.99%	1.28%	(1.12)%	247%
$12.12	17.04%	$452,667	1.86%	1.81%	1.27%	(1.28)%	303%
$10.87	14.91%	$43,667	2.34%	1.30%	1.30%	(1.26)%	0%
$10.21	11.17%	$5,246	3.56%[6]	1.30%	1.30%	(1.29)%	0%

$12.65	(8.33)%	$280,363	2.00%	2.00%	1.50%	(0.38)%	302%
$13.80	15.47%	$385,302	2.27%	2.27%	1.53%	(0.80)%	249%
$13.00	10.80%	$287,362	2.25%	2.25%	1.54%	(1.39)%	247%
$12.07	16.79%	$90,141	2.12%	2.07%	1.53%	(1.58)%	303%
$10.84	14.55%	$10,688	2.46%	1.55%	1.55%	(1.81)%	0%
$10.21	11.04%	$910	5.49%[6]	1.55%	1.55%	(1.54)%	0%

$12.77	(8.20)%	$871,703	1.65%	1.65%	1.15%	0.02%	302%
$13.91	15.95%	$965,972	1.92%	1.92%	1.17%	(0.46)%	249%
$13.08	11.13%	$452,452	1.90%	1.90%	1.19%	(1.07)%	247%
$12.13	17.16%	$16,200	1.77%	1.74%	1.20%	(1.21)%	303%
$10.87	6.19%	$427	1.99%	1.20%	1.20%	(2.21)%	0%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2018

Financial Highlights	June 30, 2018

	PER SHARE OPERATING PERFORMANCE
		Change in Net Assets Resulting from Operations[1]			Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Return of Capital	Total Distributions
AQR MULTI-STRATEGY ALTERNATIVE FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2018 (Unaudited)	$9.05	(0.03)	(0.73)	(0.76)	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2017	$9.50	(0.07)	0.37	0.30	(0.60)	(0.15)	—	(0.75)
FOR THE YEAR ENDED DECEMBER 31, 2016	$9.76	(0.11)	0.09	(0.02)	(0.08)	(0.16)	—	(0.24)
FOR THE YEAR ENDED DECEMBER 31, 2015	$9.76	(0.15)	1.05	0.90	(0.74)	(0.16)	—	(0.90)
FOR THE YEAR ENDED DECEMBER 31, 2014	$9.78	(0.14)	0.85	0.71	(0.73)	—	—	(0.73)
FOR THE YEAR ENDED DECEMBER 31, 2013	$9.90	(0.17)	0.61	0.44	(0.44)	(0.12)	—	(0.56)
AQR MULTI-STRATEGY ALTERNATIVE FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2018 (Unaudited)	$9.00	(0.04)	(0.72)	(0.76)	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2017	$9.45	(0.09)	0.37	0.28	(0.58)	(0.15)	—	(0.73)
FOR THE YEAR ENDED DECEMBER 31, 2016	$9.74	(0.13)	0.08	(0.05)	(0.08)	(0.16)	—	(0.24)
FOR THE YEAR ENDED DECEMBER 31, 2015	$9.74	(0.17)	1.05	0.88	(0.72)	(0.16)	—	(0.88)
FOR THE YEAR ENDED DECEMBER 31, 2014	$9.76	(0.17)	0.85	0.68	(0.70)	—	—	(0.70)
FOR THE YEAR ENDED DECEMBER 31, 2013	$9.89	(0.20)	0.61	0.41	(0.42)	(0.12)	—	(0.54)
AQR MULTI-STRATEGY ALTERNATIVE FUND CLASS R6
SIX MONTHS ENDED JUNE 30, 2018 (Unaudited)	$9.06	(0.02)	(0.74)	(0.76)	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2017	$9.51	(0.06)	0.37	0.31	(0.61)	(0.15)	—	(0.76)
FOR THE YEAR ENDED DECEMBER 31, 2016	$9.76	(0.09)	0.08	(0.01)	(0.08)	(0.16)	—	(0.24)
FOR THE YEAR ENDED DECEMBER 31, 2015	$9.75	(0.13)	1.05	0.92	(0.75)	(0.16)	—	(0.91)
FOR THE PERIOD 9/02/14[10]—12/31/14	$9.88	(0.11)	0.71	0.60	(0.73)	—	—	(0.73)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2018 (Unaudited)	$6.90	0.01	(0.27)	(0.26)	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2017	$6.25	(0.02)	0.67	0.65	(0.00)[9]	—	—	(0.00)[9]
FOR THE YEAR ENDED DECEMBER 31, 2016	$5.62	(0.04)	0.97	0.93	(0.30)	—	—	(0.30)
FOR THE YEAR ENDED DECEMBER 31, 2015	$6.98	(0.05)	(1.31)	(1.36)	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2014	$8.29	(0.08)	(1.23)	(1.31)	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2013	$9.87	(0.09)	(1.49)	(1.58)	—	—	—	—
AQR RISK-BALANCED COMMODITIES STRATEGY FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2018 (Unaudited)	$6.81	0.01	(0.28)	(0.27)	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2017	$6.18	(0.03)	0.66	0.63	(0.00)[9]	—	—	(0.00)[9]
FOR THE YEAR ENDED DECEMBER 31, 2016	$5.57	(0.06)	0.96	0.90	(0.29)	—	—	(0.29)
FOR THE YEAR ENDED DECEMBER 31, 2015	$6.94	(0.08)	(1.29)	(1.37)	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2014	$8.27	(0.11)	(1.22)	(1.33)	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2013	$9.86	(0.11)	(1.48)	(1.59)	—	—	—	—
AQR RISK-BALANCED COMMODITIES STRATEGY FUND CLASS R6
SIX MONTHS ENDED JUNE 30, 2018 (Unaudited)	$6.92	0.02	(0.28)	(0.26)	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2017	$6.26	(0.01)	0.67	0.66	(0.00)[9]	—	—	(0.00)[9]
FOR THE YEAR ENDED DECEMBER 31, 2016	$5.63	(0.04)	0.97	0.93	(0.30)	—	—	(0.30)
FOR THE YEAR ENDED DECEMBER 31, 2015	$6.99	(0.05)	(1.31)	(1.36)	—	—	—	—
FOR THE PERIOD 9/02/14[10]—12/31/14	$8.60	(0.02)	(1.59)	(1.61)	—	—	—	—

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2018

Financial Highlights	June 30, 2018

		RATIOS/SUPPLEMENTAL DATA

			Ratios to Average Net Assets of:*

Net Asset Value, End of Period	Total Return[2,3]	Net Assets, End of Period (000’s)	Expenses, Before Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers (Excluding Dividend Short Expense & Interest Expense)[4]	Net Investment Income (Loss)	Portfolio Turnover Rate[5]

$8.29	(8.40)%	$1,566,088	2.40%	2.40%	1.97%	(0.66)%	73%
$9.05	3.10%	$1,987,557	2.30%	2.30%	1.97%	(0.75)%	110%
$9.50	(0.20)%	$2,405,511	2.47%	2.47%	1.97%	(1.10)%	261%
$9.76	9.25%	$2,284,285	2.41%	2.41%	1.97%	(1.44)%	208%
$9.76	7.31%	$1,443,799	3.67%	3.65%	1.98%	(1.46)%	204%
$9.78	4.46%	$1,453,977	3.37%	3.34%	1.98%	(1.67)%	137%

$8.24	(8.44)%	$430,354	2.65%	2.65%	2.22%	(0.85)%	73%
$9.00	2.84%	$433,225	2.56%	2.56%	2.23%	(0.96)%	110%
$9.45	(0.51)%	$469,478	2.73%	2.73%	2.23%	(1.31)%	261%
$9.74	9.02%	$103,504	2.68%	2.67%	2.23%	(1.66)%	208%
$9.74	7.03%	$84,480	3.96%	3.91%	2.23%	(1.75)%	204%
$9.76	4.16%	$74,641	3.66%	3.59%	2.23%	(1.95)%	137%

$8.30	(8.39)%	$580,562	2.30%	2.30%	1.87%	(0.53)%	73%
$9.06	3.19%	$610,652	2.20%	2.20%	1.87%	(0.61)%	110%
$9.51	(0.10)%	$622,862	2.38%	2.38%	1.88%	(0.94)%	261%
$9.76	9.44%	$100,959	2.33%	2.32%	1.88%	(1.29)%	208%
$9.75	6.19%	$35,228	3.21%	3.14%	1.88%	(3.41)%	204%

$6.64	(3.77)%	$141,121	1.01%	1.00%	1.00%	0.43%	0%
$6.90	10.41%	$87,863	1.05%	0.99%	0.99%	(0.27)%	0%
$6.25	16.58%	$93,849	1.04%	0.96%	0.96%	(0.65)%	0%
$5.62	(19.48)%	$71,321	1.14%	0.94%	0.94%	(0.88)%	0%
$6.98	(15.80)%	$46,443	1.34%	1.01%	1.01%	(1.00)%	0%
$8.29	(16.01)%	$28,375	1.32%	1.05%	1.05%	(1.05)%	0%

$6.54	(3.96)%	$34,150	1.26%	1.25%	1.25%	0.22%	0%
$6.81	10.20%	$7,559	1.31%	1.25%	1.25%	(0.50)%	0%
$6.18	16.16%	$7,214	1.33%	1.25%	1.25%	(0.97)%	0%
$5.57	(19.74)%	$2,083	1.48%	1.25%	1.25%	(1.21)%	0%
$6.94	(16.08)%	$4,764	1.59%	1.26%	1.26%	(1.25)%	0%
$8.27	(16.13)%	$3,861	1.70%	1.30%	1.30%	(1.28)%	0%

$6.66	(3.76)%	$158,574	0.91%	0.90%	0.90%	0.52%	0%
$6.92	10.55%	$110,467	0.96%	0.90%	0.90%	(0.16)%	0%
$6.26	16.61%	$102,156	0.98%	0.90%	0.90%	(0.63)%	0%
$5.63	(19.46)%	$29,122	1.11%	0.90%	0.90%	(0.85)%	0%
$6.99	(18.72)%	$15,482	1.31%	0.90%	0.90%	(0.89)%	0%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2018

Financial Highlights	June 30, 2018

	PER SHARE OPERATING PERFORMANCE
		Change in Net Assets Resulting from Operations[1]			Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Return of Capital	Total Distributions
AQR RISK PARITY FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2018 (Unaudited)	$9.82	0.04	(0.21)	(0.17)	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2017	$9.34	0.02	1.49	1.51	(0.19)	(0.84)	—	(1.03)
FOR THE YEAR ENDED DECEMBER 31, 2016	$9.09	(0.02)	0.94	0.92	(0.24)	(0.43)	—	(0.67)
FOR THE YEAR ENDED DECEMBER 31, 2015	$10.14	(0.07)	(0.75)	(0.82)	—	(0.23)	—	(0.23)
FOR THE YEAR ENDED DECEMBER 31, 2014	$10.77	(0.04)	0.81	0.77	(0.30)	(1.10)	—	(1.40)
FOR THE YEAR ENDED DECEMBER 31, 2013	$11.49	(0.07)	0.08 [8]	0.01	(0.27)	(0.46)	—	(0.73)
AQR RISK PARITY FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2018 (Unaudited)	$9.80	0.03	(0.22)	(0.19)	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2017	$9.32	(0.01)	1.50	1.49	(0.17)	(0.84)	—	(1.01)
FOR THE YEAR ENDED DECEMBER 31, 2016	$9.08	(0.04)	0.92	0.88	(0.21)	(0.43)	—	(0.64)
FOR THE YEAR ENDED DECEMBER 31, 2015	$10.14	(0.10)	(0.73)	(0.83)	—	(0.23)	—	(0.23)
FOR THE YEAR ENDED DECEMBER 31, 2014	$10.76	(0.07)	0.80	0.73	(0.25)	(1.10)	—	(1.35)
FOR THE YEAR ENDED DECEMBER 31, 2013	$11.47	(0.11)	0.08 [8]	(0.03)	(0.22)	(0.46)	—	(0.68)
AQR RISK PARITY FUND CLASS R6
SIX MONTHS ENDED JUNE 30, 2018 (Unaudited)	$9.83	0.05	(0.23)	(0.18)	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2017	$9.34	0.02	1.51	1.53	(0.20)	(0.84)	—	(1.04)
FOR THE YEAR ENDED DECEMBER 31, 2016	$9.10	(0.04)	0.95	0.91	(0.24)	(0.43)	—	(0.67)
FOR THE YEAR ENDED DECEMBER 31, 2015	$10.14	(0.04)	(0.77)	(0.81)	—	(0.23)	—	(0.23)
FOR THE PERIOD 9/02/14[10]—12/31/14	$12.01	(0.04)	(0.43)[8]	(0.47)	(0.30)	(1.10)	—	(1.40)
AQR RISK PARITY II HV FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2018 (Unaudited)	$8.88	0.04	(0.08)	(0.04)	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2017	$8.42	(0.02)	1.59	1.57	(0.04)	(1.07)	—	(1.11)
FOR THE YEAR ENDED DECEMBER 31, 2016	$7.79	(0.02)	1.01	0.99	(0.12)	(0.24)	—	(0.36)
FOR THE YEAR ENDED DECEMBER 31, 2015	$9.55	(0.08)	(1.19)	(1.27)	(0.03)	(0.46)	—	(0.49)
FOR THE YEAR ENDED DECEMBER 31, 2014	$ 9.87	(0.03)	0.95	0.92	(0.06)	(1.18)	—	(1.24)
FOR THE YEAR ENDED DECEMBER 31, 2013	$10.21	(0.06)	(0.23)	(0.29)	(0.03)	(0.02)	—	(0.05)
AQR RISK PARITY II HV FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2018 (Unaudited)	$8.85	0.02	(0.07)	(0.05)	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2017	$8.43	0.21	1.32	1.53	(0.04)	(1.07)	—	(1.11)
FOR THE YEAR ENDED DECEMBER 31, 2016	$7.80	(0.04)	1.00	0.96	(0.09)	(0.24)	—	(0.33)
FOR THE YEAR ENDED DECEMBER 31, 2015	$9.56	(0.10)	(1.20)	(1.30)	—	(0.46)	—	(0.46)
FOR THE YEAR ENDED DECEMBER 31, 2014	$9.86	(0.04)	0.93	0.89	(0.01)	(1.18)	—	(1.19)
FOR THE YEAR ENDED DECEMBER 31, 2013	$10.23	(0.09)	(0.23)	(0.32)	(0.03)	(0.02)	—	(0.05)
AQR RISK PARITY II HV FUND CLASS R6
SIX MONTHS ENDED JUNE 30, 2018 (Unaudited)	$8.88	0.05	(0.09)	(0.04)	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2017	$8.41	(0.13)	1.71	1.58	(0.04)	(1.07)	—	(1.11)
FOR THE YEAR ENDED DECEMBER 31, 2016	$7.78	(0.00)[9]	0.99	0.99	(0.12)	(0.24)	—	(0.36)
FOR THE YEAR ENDED DECEMBER 31, 2015	$9.55	(0.03)	(1.25)	(1.28)	(0.03)	(0.46)	—	(0.49)
FOR THE PERIOD 9/02/14[10]—12/31/14	$11.37	(0.05)	(0.53)[8]	(0.58)	(0.06)	(1.18)	—	(1.24)

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2018

Financial Highlights	June 30, 2018

		RATIOS/SUPPLEMENTAL DATA

			Ratios to Average Net Assets of:*

Net Asset Value, End of Period	Total Return[2,3]	Net Assets, End of Period (000’s)	Expenses, Before Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers (Excluding Dividend Short Expense & Interest Expense)[4]	Net Investment Income (Loss)	Portfolio Turnover Rate[5]

$9.65	(1.73)%	$357,174	0.95%	0.95%	0.95%	0.91%	12%
$9.82	16.36%	$415,799	0.94%	0.93%	0.93%	0.19%	48%
$9.34	10.10%	$349,335	0.94%	0.92%	0.92%	(0.22)%	72%
$9.09	(8.10)%	$492,977	0.94%	0.93%	0.93%	(0.71)%	157%
$10.14	7.04%	$583,927	0.90%	0.90%	0.90%	(0.34)%	94%
$10.77	0.12%	$855,024	0.89%	0.89%	0.88%	(0.64)%	167%

$9.61	(1.94)%	$15,953	1.20%	1.20%	1.20%	0.70%	12%
$9.80	16.13%	$16,673	1.21%	1.20%	1.20%	(0.06)%	48%
$9.32	9.66%	$17,027	1.21%	1.19%	1.19%	(0.46)%	72%
$9.08	(8.20)%	$22,005	1.19%	1.18%	1.18%	(0.96)%	157%
$10.14	6.69%	$36,232	1.20%	1.20%	1.20%	(0.65)%	94%
$10.76	(0.23)%	$79,026	1.20%	1.20%	1.20%	(0.92)%	167%

$9.65	(1.83)%	$32,586	0.85%	0.85%	0.85%	1.01%	12%
$9.83	16.56%	$40,256	0.87%	0.85%	0.85%	0.24%	48%
$9.34	10.06%	$33,987	0.88%	0.85%	0.85%	(0.42)%	72%
$9.10	(8.00)%	$2,796	0.86%	0.85%	0.85%	(0.37)%	157%
$10.14	(3.96)%	$96	0.86%	0.85%	0.85%	(0.99)%	94%

$8.84	(0.45)%	$34,373	1.87%	1.54%	1.14%	0.93%	14%
$8.88	19.03%	$38,689	1.66%	1.34%	1.11%	(0.21)%	45%
$8.42	12.77%	$46,127	1.61%	1.23%	1.11%	(0.26)%	68%
$7.79	(13.33)%	$40,890	1.43%	1.13%	1.08%	(0.83)%	184%
$9.55	9.23%	$42,279	1.54%	1.20%	1.15%	(0.28)%	108%
$9.87	(2.83)%	$17,577	1.85%	1.23%	1.15%	(0.62)%	257%

$8.80	(0.56)%	$10,070	2.13%	1.80%	1.40%	0.49%	14%
$8.85	18.52%	$18,472	1.92%	1.63%	1.39%	2.36%	45%
$8.43	12.47%	$6,583	1.89%	1.52%	1.39%	(0.51)%	68%
$7.80	(13.64)%	$5,493	1.77%	1.45%	1.40%	(1.04)%	184%
$9.56	9.02%	$7,834	1.86%	1.45%	1.40%	(0.37)%	108%
$9.86	(3.12)%	$8,652	2.22%	1.48%	1.40%	(0.84)%	257%

$8.84	(0.45)%	$893	1.79%	1.45%	1.05%	1.12%	14%
$8.88	19.17%	$765	1.62%	1.28%	1.05%	(1.47)%	45%
$8.41	12.85%	$2,836	1.55%	1.17%	1.05%	(0.06)%	68%
$7.78	(13.42)%	$2,413	1.43%	1.11%	1.05%	(0.36)%	184%
$9.55	(5.10)%	$95	1.47%	1.10%	1.05%	(1.49)%	108%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2018

Financial Highlights	June 30, 2018

	PER SHARE OPERATING PERFORMANCE
		Change in Net Assets Resulting from Operations[1]			Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Return of Capital	Total Distributions
AQR RISK PARITY II MV FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2018 (Unaudited)	$9.26	0.04	(0.02)	0.02	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2017	$8.98	0.02	1.08	1.10	(0.02)	(0.80)	—	(0.82)
FOR THE YEAR ENDED DECEMBER 31, 2016	$8.51	(0.02)	0.84	0.82	(0.09)	(0.26)	—	(0.35)
FOR THE YEAR ENDED DECEMBER 31, 2015	$9.90	(0.08)	(0.79)	(0.87)	(0.02)	(0.50)	—	(0.52)
FOR THE YEAR ENDED DECEMBER 31, 2014	$10.02	(0.04)	0.65	0.61	(0.02)	(0.71)	—	(0.73)
FOR THE YEAR ENDED DECEMBER 31, 2013	$10.17	(0.06)	(0.08)	(0.14)	(0.01)	(0.00)[9]	—	(0.01)
AQR RISK PARITY II MV FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2018 (Unaudited)	$9.20	0.03	(0.02)	0.01	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2017	$8.95	(0.05)	1.12	1.07	(0.02)	(0.80)	—	(0.82)
FOR THE YEAR ENDED DECEMBER 31, 2016	$8.49	(0.04)	0.82	0.78	(0.06)	(0.26)	—	(0.32)
FOR THE YEAR ENDED DECEMBER 31, 2015	$9.87	(0.10)	(0.78)	(0.88)	—	(0.50)	—	(0.50)
FOR THE YEAR ENDED DECEMBER 31, 2014	$9.99	(0.06)	0.65	0.59	—	(0.71)	—	(0.71)
FOR THE YEAR ENDED DECEMBER 31, 2013	$10.18	(0.07)	(0.11)	(0.18)	(0.01)	(0.00)[9]	—	(0.01)
AQR RISK PARITY II MV FUND CLASS R6
SIX MONTHS ENDED JUNE 30, 2018 (Unaudited)	$9.26	0.05	(0.03)	0.02	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2017	$8.97	0.04	1.07	1.11	(0.02)	(0.80)	—	(0.82)
FOR THE YEAR ENDED DECEMBER 31, 2016	$8.51	(0.01)	0.83	0.82	(0.10)	(0.26)	—	(0.36)
FOR THE YEAR ENDED DECEMBER 31, 2015	$9.89	(0.07)	(0.78)	(0.85)	(0.03)	(0.50)	—	(0.53)
FOR THE PERIOD 9/02/14[10]—12/31/14	$11.00	(0.04)	(0.33)[8]	(0.37)	(0.03)	(0.71)	—	(0.74)
AQR STYLE PREMIA ALTERNATIVE FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2018 (Unaudited)	$10.38	(0.01)	(0.75)	(0.76)	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2017	$9.92	(0.07)	1.27	1.20	(0.74)	—	—	(0.74)
FOR THE YEAR ENDED DECEMBER 31, 2016	$10.14	(0.12)	0.07	(0.05)	(0.17)	—	—	(0.17)
FOR THE YEAR ENDED DECEMBER 31, 2015	$9.86	(0.14)	1.01	0.87	(0.56)	(0.03)	—	(0.59)
FOR THE YEAR ENDED DECEMBER 31, 2014	$10.18	(0.10)	1.24	1.14	(1.16)	(0.30)	—	(1.46)
FOR THE PERIOD 10/30/13[7]—12/31/13	$10.00	(0.03)	0.44	0.41	(0.20)	(0.03)	—	(0.23)
AQR STYLE PREMIA ALTERNATIVE FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2018 (Unaudited)	$10.35	(0.02)	(0.75)	(0.77)	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2017	$9.89	(0.13)	1.30	1.17	(0.71)	—	—	(0.71)
FOR THE YEAR ENDED DECEMBER 31, 2016	$10.14	(0.15)	0.07	(0.08)	(0.17)	—	—	(0.17)
FOR THE YEAR ENDED DECEMBER 31, 2015	$9.87	(0.17)	1.02	0.85	(0.55)	(0.03)	—	(0.58)
FOR THE YEAR ENDED DECEMBER 31, 2014	$10.18	(0.16)	1.28	1.12	(1.13)	(0.30)	—	(1.43)
FOR THE PERIOD 10/30/13[7]—12/31/13	$10.00	(0.04)	0.45	0.41	(0.20)	(0.03)	—	(0.23)
AQR STYLE PREMIA ALTERNATIVE FUND CLASS R6
SIX MONTHS ENDED JUNE 30, 2018 (Unaudited)	$10.41	(0.00)[9]	(0.77)	(0.77)	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2017	$9.94	(0.07)	1.28	1.21	(0.74)	—	—	(0.74)
FOR THE YEAR ENDED DECEMBER 31, 2016	$10.15	(0.11)	0.07	(0.04)	(0.17)	—	—	(0.17)
FOR THE YEAR ENDED DECEMBER 31, 2015	$9.87	(0.14)	1.02	0.88	(0.57)	(0.03)	—	(0.60)
FOR THE PERIOD 9/02/14[10]—12/31/14	$10.35	(0.07)	0.86	0.79	(1.16)	(0.11)	—	(1.27)

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2018

Financial Highlights	June 30, 2018

		RATIOS/SUPPLEMENTAL DATA

			Ratios to Average Net Assets of:*

Net Asset Value, End of Period	Total Return[2,3]	Net Assets, End of Period (000’s)	Expenses, Before Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers (Excluding Dividend Short Expense & Interest Expense)[4]	Net Investment Income (Loss)	Portfolio Turnover Rate[5]

$9.28	0.22%	$71,499	1.15%	0.95%	0.95%	0.98%	5%
$9.26	12.36%	$78,000	1.15%	0.93%	0.93%	0.26%	39%
$8.98	9.66%	$78,873	1.15%	0.94%	0.94%	(0.24)%	58%
$8.51	(8.77)%	$85,918	1.10%	0.93%	0.93%	(0.80)%	159%
$9.90	6.04%	$106,473	1.12%	0.95%	0.95%	(0.34)%	128%
$10.02	(1.32)%	$37,848	1.18%	0.95%	0.95%	(0.61)%	234%

$9.21	0.11%	$2,773	1.41%	1.20%	1.20%	0.76%	5%
$9.20	12.07%	$2,784	1.43%	1.20%	1.20%	(0.55)%	39%
$8.95	9.25%	$5,659	1.41%	1.20%	1.20%	(0.41)%	58%
$8.49	(8.94)%	$4,242	1.38%	1.20%	1.20%	(0.99)%	159%
$9.87	5.87%	$7,795	1.44%	1.20%	1.20%	(0.54)%	128%
$9.99	(1.71)%	$9,397	1.59%	1.20%	1.20%	(0.71)%	234%

$9.28	0.22%	$680	1.06%	0.85%	0.85%	1.09%	5%
$9.26	12.49%	$679	1.07%	0.85%	0.85%	0.42%	39%
$8.97	9.64%	$608	1.07%	0.85%	0.85%	(0.06)%	58%
$8.51	(8.59)%	$99	1.03%	0.85%	0.85%	(0.68)%	159%
$9.89	(3.44)%	$97	1.03%	0.85%	0.85%	(1.13)%	128%

$9.62	(7.32)%	$3,025,751	2.26%	2.26%	1.48%	(0.11)%	259%
$10.38	11.94%	$2,956,926	2.22%	2.21%	1.49%	(0.70)%	140%
$9.92	(0.47)%	$2,263,101	2.26%	2.24%	1.49%	(1.20)%	114%
$10.14	8.76%	$1,341,232	2.29%	2.25%	1.48%	(1.39)%	138%
$9.86	11.30%	$387,666	2.56%	2.56%	1.50%	(0.95)%	145%
$10.18	4.08%	$403,243	2.11%[6]	2.07%	1.50%	(1.77)%	133%

$9.58	(7.44)%	$162,725	2.53%	2.53%	1.75%	(0.45)%	259%
$10.35	11.67%	$177,319	2.49%	2.47%	1.75%	(1.23)%	140%
$9.89	(0.76)%	$188,647	2.53%	2.50%	1.75%	(1.46)%	114%
$10.14	8.50%	$92,947	2.56%	2.52%	1.75%	(1.65)%	138%
$9.87	11.08%	$26,594	2.92%	2.81%	1.75%	(1.50)%	145%
$10.18	4.05%	$15,972	2.70%[6]	2.44%	1.75%	(2.05)%	133%

$9.64	(7.40)%	$1,645,865	2.18%	2.18%	1.40%	(0.04)%	259%
$10.41	12.10%	$1,613,182	2.14%	2.12%	1.40%	(0.65)%	140%
$9.94	(0.37)%	$1,349,866	2.18%	2.15%	1.40%	(1.08)%	114%
$10.15	8.80%	$394,568	2.21%	2.17%	1.40%	(1.37)%	138%
$9.87	7.67%	$74,872	2.57%	2.46%	1.40%	(1.94)%	145%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2018

Financial Highlights	June 30, 2018

	PER SHARE OPERATING PERFORMANCE
		Change in Net Assets Resulting from Operations[1]			Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Return of Capital	Total Distributions
AQR STYLE PREMIA ALTERNATIVE LV FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2018 (Unaudited)	$10.57	0.04	(0.40)	(0.36)	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2017	$10.41	(0.00)[9]	0.71	0.71	(0.55)	—	—	(0.55)
FOR THE YEAR ENDED DECEMBER 31, 2016	$10.39	(0.06)	0.13	0.07	(0.03)	(0.02)	—	(0.05)
FOR THE YEAR ENDED DECEMBER 31, 2015	$10.18	(0.08)	0.49	0.41	(0.17)	(0.03)	—	(0.20)
FOR THE PERIOD 9/17/14[7]—12/31/14	$10.00	(0.02)	0.32	0.30	(0.09)	(0.03)	—	(0.12)
AQR STYLE PREMIA ALTERNATIVE LV FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2018 (Unaudited)	$10.53	0.02	(0.39)	(0.37)	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2017	$10.37	(0.05)	0.72	0.67	(0.51)	—	—	(0.51)
FOR THE YEAR ENDED DECEMBER 31, 2016	$10.39	(0.08)	0.11	0.03	(0.03)	(0.02)	—	(0.05)
FOR THE YEAR ENDED DECEMBER 31, 2015	$10.17	(0.09)	0.48	0.39	(0.14)	(0.03)	—	(0.17)
FOR THE PERIOD 9/17/14[7]—12/31/14	$10.00	(0.03)	0.32	0.29	(0.09)	(0.03)	—	(0.12)
AQR STYLE PREMIA ALTERNATIVE LV FUND CLASS R6
SIX MONTHS ENDED JUNE 30, 2018 (Unaudited)	$10.59	0.04	(0.40)	(0.36)	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2017	$10.42	(0.00)[9]	0.72	0.72	(0.55)	—	—	(0.55)
FOR THE YEAR ENDED DECEMBER 31, 2016	$10.40	(0.05)	0.12	0.07	(0.03)	(0.02)	—	(0.05)
FOR THE YEAR ENDED DECEMBER 31, 2015	$10.17	(0.05)	0.48	0.43	(0.17)	(0.03)	—	(0.20)
FOR THE PERIOD 9/17/14[7]—12/31/14	$10.00	(0.01)	0.31	0.30	(0.10)	(0.03)	—	(0.13)

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2018

Financial Highlights	June 30, 2018

		RATIOS/SUPPLEMENTAL DATA

			Ratios to Average Net Assets of:*

Net Asset Value, End of Period	Total Return[2,3]	Net Assets, End of Period (000’s)	Expenses, Before Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers (Excluding Dividend Short Expense & Interest Expense)[4]	Net Investment Income (Loss)	Portfolio Turnover Rate[5]

$10.21	(3.41)%	$366,161	1.22%	1.22%	0.84%	0.76%	76%
$10.57	6.74%	$336,047	1.23%	1.22%	0.83%	—%	136%
$10.41	0.65%	$251,496	1.22%	1.19%	0.83%	(0.54)%	106%
$10.39	4.02%	$152,172	1.46%	1.11%	0.79%	(0.80)%	213%
$10.18	3.07%	$28,094	1.49%[6]	1.01%	0.85%	(0.68)%	191%

$10.16	(3.51)%	$26,934	1.48%	1.48%	1.10%	0.44%	76%
$10.53	6.46%	$35,465	1.50%	1.49%	1.10%	(0.48)%	136%
$10.37	0.26%	$42,514	1.48%	1.45%	1.10%	(0.78)%	106%
$10.39	3.85%	$13,444	1.90%	1.41%	1.09%	(0.91)%	213%
$10.17	2.94%	$8,577	1.92%[6]	1.32%	1.10%	(0.91)%	191%

$10.23	(3.40)%	$88,917	1.13%	1.13%	0.75%	0.81%	76%
$10.59	6.90%	$94,055	1.15%	1.14%	0.75%	(0.01)%	136%
$10.42	0.65%	$90,570	1.14%	1.11%	0.75%	(0.45)%	106%
$10.40	4.23%	$22,176	1.57%	1.08%	0.75%	(0.50)%	213%
$10.17	2.98%	$23,695	1.75%[6]	1.00%	0.75%	(0.32)%	191%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2018

Financial Highlights	June 30, 2018

*	Annualized for periods less than one year.
[1]	Per share net investment income (loss) and net realized and unrealized gain (loss) are based on average shares outstanding.
[2]

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

[3]

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

[4]	Ratios do not include the impact of the expenses of the underlying funds in which the Fund invests.
[5]	Portfolio turnover is not annualized.
[6]	Certain expenses incurred by the Fund were not annualized for the period.
[7]	Commencement of operations.
[8]

The amount shown for a share outstanding throughout the period is not indicative of the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.

[9]	Amount is less than $.005 per share
[10]	Commencement of offering of shares.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2018

Notes to Financial Statements	June 30, 2018 (Unaudited)

1. Organization

AQR Funds (the “Trust”), was organized as a Delaware statutory trust on September 4, 2008. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of June 30, 2018, the Trust consists of thirty-nine active series, twelve of which are presented in this book (collectively, the “Funds” and each individually a “Fund”): AQR Alternative Risk Premia Fund, AQR Diversified Arbitrage Fund, AQR Equity Market Neutral Fund, AQR Global Macro Fund, AQR Long-Short Equity Fund, AQR Multi-Strategy Alternative Fund, AQR Risk-Balanced Commodities Strategy Fund, AQR Risk Parity Fund, AQR Risk Parity II HV Fund, AQR Risk Parity II MV Fund, AQR Style Premia Alternative Fund and AQR Style Premia Alternative LV Fund. The remaining active series are reported in separate books. AQR Capital Management, LLC (the “Adviser”) serves as the investment adviser of each Fund. The Adviser has retained CNH Partners, LLC (the “Sub-Adviser”), an affiliate of the Adviser, to serve as an investment sub-adviser to the AQR Diversified Arbitrage Fund and certain strategies of the AQR Multi-Strategy Alternative Fund.

The investment objective of the AQR Alternative Risk Premia Fund, AQR Diversified Arbitrage Fund, the AQR Equity Market Neutral Fund, the AQR Global Macro Fund, the AQR Multi-Strategy Alternative Fund, the AQR Style Premia Alternative Fund and the AQR Style Premia Alternative LV Fund is to seek positive absolute returns. The investment objective of the AQR Risk-Balanced Commodities Strategy Fund, the AQR Risk Parity Fund, the AQR Risk Parity II HV Fund and the AQR Risk Parity II MV Fund is to seek total return. The investment objective of the AQR Long-Short Equity Fund is to seek capital appreciation. Each fund offers Class I, Class N and Class R6 shares.

The following Funds are closed to new investors, subject to certain exceptions: AQR Diversified Arbitrage Fund, AQR Equity Market Neutral Fund, AQR Long-Short Equity Fund, AQR Multi-Strategy Alternative Fund, AQR Style Premia Alternative Fund and AQR Style Premia Alternative LV Fund.

2. Consolidation of Subsidiaries

The consolidated Schedules of Investments, Statements of Assets and Liabilities, of Operations, of Changes in Net Assets, of Cash Flows, where applicable, and Financial Highlights of the AQR Global Macro Fund, AQR Multi-Strategy Alternative Fund, AQR Risk-Balanced Commodities Strategy Fund, AQR Risk Parity Fund, AQR Risk Parity II HV Fund, AQR Risk Parity II MV Fund, AQR Style Premia Alternative Fund and AQR Style Premia Alternative LV Fund (“Consolidated Funds”) include the accounts of AQR Global Macro Offshore Fund Ltd., AQR Multi-Strategy Alternative Offshore Fund Ltd., AQR Risk-Balanced Commodities Strategy Offshore Fund Ltd., AQR Risk Parity Offshore Fund Ltd., AQR Risk Parity II HV Offshore Fund Ltd., AQR Risk Parity II MV Offshore Fund Ltd., AQR Style Premia Alternative Offshore Fund Ltd. and AQR Style Premia Alternative LV Offshore Fund Ltd., respectively, wholly-owned and controlled subsidiaries (the “Subsidiaries”). All intercompany accounts and transactions have been eliminated in consolidation. Subsequent references to the Funds within the Notes to the Consolidated Financial Statements collectively refer to the Consolidated Funds and their Subsidiaries.

Each consolidated Fund may invest up to 25% of its total assets in its respective Subsidiary, which acts as an investment vehicle in order to affect certain investment strategies consistent with the Funds’ investment objectives and policies. The Funds expect that they will achieve a significant portion of their exposure to commodities and commodities-related investments through investment in the Subsidiaries. Unlike the Funds, the Subsidiaries may invest without limitation in commodities and commodities-related investments.

	SUBSIDIARY NET ASSETS AT JUNE 30, 2018	% OF TOTAL NET ASSETS AT JUNE 30, 2018
AQR Global Macro Offshore Fund Ltd	$8,410,418	23.2%
AQR Multi-Strategy Alternative Offshore Fund Ltd	417,605,790	16.2%
AQR Risk-Balanced Commodities Strategy Offshore Fund Ltd	79,288,756	23.8%
AQR Risk Parity Offshore Fund Ltd	81,452,812	20.1%
AQR Risk Parity II HV Offshore Fund Ltd	10,524,145	23.2%
AQR Risk Parity II MV Offshore Fund Ltd	11,379,551	15.2%
AQR Style Premia Alternative Offshore Fund Ltd	1,116,548,544	23.1%
AQR Style Premia Alternative LV Offshore Fund Ltd	112,745,265	23.4%

3. Significant Accounting Policies

The Funds are investment companies and apply specialized accounting and reporting guidance in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Use of Estimates: The preparation of the financial statements in conformity with GAAP requires the Adviser to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Valuation of Investments: All securities and other investments are recorded at their estimated fair value, as described in Note 5.

AQR Funds	Semi-Annual Report	June 2018

Notes to Financial Statements	June 30, 2018 (Unaudited)

Cash: Cash comprises U.S. Dollar and foreign currency deposits held at a bank(s) or custodian bank(s) which may exceed insured limits. The Funds are subject to risk to the extent that the institutions may be unable to fulfill their obligations.

Due to/from Brokers: Due to/from brokers represents cash balances on deposit with, or cash balances owed to, the Funds’ prime brokers and counterparties. The Funds are subject to credit risk should the prime brokers and counterparties be unable to meet their obligations to the Funds.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. Dollars. The Funds’ assets and liabilities in foreign currencies are translated into U.S. Dollars at the prevailing exchange rate at the valuation date. Transactions denominated in foreign currencies are translated into U.S. Dollars at the prevailing exchange rate on the date of the transaction. The Funds’ income earned and expense incurred in foreign denominated currencies are translated into U.S. Dollars at the prevailing exchange rate on the date of such activity.

The Funds do not isolate that portion of the results of operations arising from changes in the foreign exchange rates on investments and derivatives from the fluctuations that result from changes in the market prices of investments and derivatives held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized gain (loss) from transactions in investment securities and derivatives and net change in unrealized appreciation (depreciation) on investment securities and derivatives on the Statements of Operations.

Realized gains (losses) from settlement of foreign currency and foreign currency transactions reported on the Statements of Operations arise from the disposition of foreign currency and a change between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books on the transaction date and the U.S. Dollar equivalent of the amounts actually received or paid. Changes in unrealized appreciation (depreciation) on foreign currency and foreign currency translations reported on the Statements of Operations arise from changes (due to the changes in the exchange rate) in the value of foreign currency and assets and liabilities (other than investments) denominated in foreign currencies, which are held at period end.

Investment Transactions and Related Income: Investment transactions are accounted for on trade date (the date the order to buy or sell is executed). Realized gains and losses on investment transactions are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method adjusted for amortization of premiums and accretion of discounts using the effective yield method. Dividend income (expense) net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of the ex-date dividend notification. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis. For inflation-linked bonds, interest income (expense) is earned on the principal amount and adjusted for the changes in the relevant consumer price index.

Multi-class Operations: Each class of shares offered by the Trust has equal rights as to earnings, assets and voting privileges, except that each class may bear different sub-transfer agency and distribution fees and shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares. Income, non-class specific expenses, realized and unrealized gains and losses are allocated daily to each class of shares based upon the proportion of relative net assets at the beginning of each day. Each Fund is charged for those expenses that are directly attributable to each Fund. Trust level expenses are allocated among the Funds based on the ratio of average net assets or other reasonable methodology.

The Funds record distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates (if actual amounts are not available) and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of components of distributions (and consequently net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

The Funds may be subject to foreign taxes on income, capital gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

Offering Cost: Offering costs, including professional fees, printing fees and initial registration, are amortized over a period not longer than twelve months from the date the Funds commenced operations.

Federal Income Taxes: Each Fund is treated as a separate taxable entity for federal income tax purposes. Each Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). If so qualified, each Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Accordingly no provision for Federal income tax is necessary.

The Adviser evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The Funds are required to analyze all open tax years. Open tax years are those years that are open for examination by the relevant income taxing authority. The Funds have concluded that there is no tax

AQR Funds	Semi-Annual Report	June 2018

Notes to Financial Statements	June 30, 2018 (Unaudited)

liability/benefit resulting from uncertain income tax positions taken or expected to be taken. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will materially change in the next twelve months. The returns of the Funds for the prior three fiscal years as well as current year, or since inception if shorter, are open for examination. As of June 30, 2018, the Funds had no examinations in progress.

For Federal tax purposes, taxable income for each Consolidated Fund and its Subsidiary are calculated separately. The Subsidiaries are classified as controlled foreign corporations (“CFCs”) under the Code and each CFCs taxable income is included in the calculation of the relevant Consolidated Fund’s taxable income. Net losses of the Subsidiaries are not deductible by the Consolidated Funds either in the current period or future periods. Each of the CFCs has a fiscal year end of December 31st for financial statement consolidation purposes and a nonconforming tax year end of November 30th.

Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The Funds intend to declare and distribute substantially all of their net investment income and net realized capital gains, if any, at least annually. Income and capital gain distributions will be determined in accordance with federal income tax regulations which may differ from GAAP. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gain (loss) reported on the Funds’ financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed/overdistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Indemnification: In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as any potential exposure involves future claims that may be made against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.

4. Securities and Other Investments

Limited Purpose Cash Investment Fund: Certain Funds may invest in the Limited Purpose Cash Investment Fund (the “LPCI Fund”), which is managed by UBS Asset Management (Americas) Inc. (“UBS AM”). The LPCI Fund is a registered investment company under the 1940 Act and is subject to the money market regulations as prescribed in Rule 2a-7 of the 1940 Act. Pursuant to the LPCI Fund’s eligibility requirements, shares of the LPCI Fund are only available for sale to the Adviser and funds advised by the Adviser. Those Funds investing in the LPCI Fund indirectly bear their share of the advisory and operating expenses borne by the LPCI Fund. Section 2a-3 of the 1940 Act defines an affiliated person as, among other things, a company in which a Fund owns at least 5% of the outstanding voting securities. The LPCI Fund may be considered an affiliated person of some of the Funds in the Trust. However, the Funds do not invest in the LPCI Fund for the purpose of exercising a controlling influence over its management, board or policies. A summary of transactions with each affiliated person is included in the Schedules of Investments, if applicable.

Convertible Securities: Certain Funds invest in preferred stocks and fixed-income securities which are convertible into common stock. Convertible securities may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. By investing in a convertible security, the Funds may participate in any capital appreciation or depreciation of a company’s stock, but to a lesser degree than if they had invested in that company’s common stock. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, entail less risk than the corporation’s common stock. The Funds may attempt to hedge some of their investments in convertible debt securities by selling short the issuer’s common stock. The premiums attributable to the conversion feature are not amortized.

High Yield Securities: Certain Funds invest in lower-quality debt securities. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities causing greater price volatility. These instruments involve a greater risk of loss due to default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.

Inflation-Indexed Bonds: Certain Funds may invest in inflation-indexed bonds which are adjusted for inflation through periodic increases or decreases in the security’s interest accruals, face amount, or principal redemption value, by amounts corresponding to the rate of inflation as measured by an index.

Loan Participations, Assignments and Unfunded Commitments: Certain Funds invest in loan participations and assignments. When a Fund purchases a loan participation, the Fund enters into a contractual relationship with the lender or a third party selling such participations (“Selling Participant”), but not the borrower. In this case, the Fund assumes the credit risk of the borrower and the Selling Participant and any other persons inter-positioned between the Fund and the borrower (“Intermediate Participants”). In contrast, when one of the Funds purchases an

AQR Funds	Semi-Annual Report	June 2018

Notes to Financial Statements	June 30, 2018 (Unaudited)

assignment, the contractual relationship is with the borrower and the credit risk assumed by the Fund is only with the borrower. Although certain loan participations or assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor.

The Funds may also enter into unfunded commitments, which are contractual obligations for future funding. These unfunded commitments represent a future obligation in full, even though a percentage of the commitment may not be utilized by the borrower. These types of investments may include standby financing commitments, such as revolving credit facilities, which obligate the Fund to supply additional cash to the borrower on demand. The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. The unfunded commitments are marked to market daily and any unrealized appreciation (depreciation) from unfunded commitments is reported in the Statements of Assets and Liabilities as well as the Statements of Operations. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. In addition, loan participations and assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for loan participations and assignments and certain loan participations and assignments which were liquid, when purchased, may become illiquid.

As of June 30, 2018, AQR Diversified Arbitrage Fund’s unfunded commitments were as follows:

BORROWER	COMMITMENT AMOUNT
DEMC, Ltd Class A-2	$322,225
Nationstar Bridge Loan	5,000,000
Centene Corp.	5,000,000
Alberstsons Bridge Loan	2,500,000
Energizer	2,500,000

The fund has no unrealized gain or loss on the unfunded commitments.

Defaulted Securities and Distressed Investments: Certain Funds held defaulted securities or other securities which were placed in non-accrual status as the collection of a portion or all of the interest has been deemed to be uncollectible. The securities have been identified on the Schedules of Investments. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. The Fund may invest in distressed investments, which are issued by companies that are, or might be, involved in reorganizations or financial restructurings, either out of court or in bankruptcy.

Securities Sold Short: Certain Funds may engage in short sales, which is when a Fund sells securities it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market value of that security. When one of the Funds makes a short sale, it must borrow the security sold short and deliver it to the broker through which it made the short sale. The Fund may have to pay a fee to borrow the particular security and may be obligated to remit any interest or dividends received on such borrowed securities. Dividends declared on short positions are recorded on the ex-date as an expense. A gain, limited to the price at which the Fund sold the security short, or a loss, which could be unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received. The Fund is also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. The Fund is also subject to risk of loss if the broker were to fail to perform its obligations under the contractual terms. Liabilities for securities sold short are reported at market value on the Statements of Assets and Liabilities and the change in market value is recorded as unrealized gain or loss on the Statements of Operations.

The Funds are required to pledge cash or liquid securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Daily market fluctuations and trading activity could cause the value of securities sold short to be more or less than the value of the collateral segregated. Cash deposited with the broker for collateral for securities sold short is recorded as an asset on the Statements of Assets and Liabilities and securities segregated as collateral are denoted in the Schedules of Investments. The Funds may receive or pay the net of the following amounts: (i) a portion of the income from the investment of cash collateral; (ii) the broker’s fee on the borrowed securities; and (iii) a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. This income or fee is calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on the availability of the security.

AQR Funds	Semi-Annual Report	June 2018

Notes to Financial Statements	June 30, 2018 (Unaudited)

The net amount of fees incurred are included in the dividend and interest on securities sold short in the Statements of Operations and are as follows:

FUND
AQR Alternative Risk Premia Fund	$187,197
AQR Diversified Arbitrage Fund	248,460
AQR Equity Market Neutral Fund	1,132,804
AQR Long-Short Equity Fund	2,547,841
AQR Multi-Strategy Alternative Fund	1,424,664
AQR Style Premia Alternative Fund	2,377,645
AQR Style Premia Alternative LV Fund	128,334

Futures Contracts: Certain Funds invest in futures contracts as part of their primary investment strategy and to equitize its cash flows. Investments in futures may increase or decrease exposure to a particular market. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Funds, the Funds may not receive the return of the entire margin owed to the Funds, potentially resulting in a loss. A change in market value of an open futures contract is recorded in the Statements of Operations as net change in unrealized appreciation (depreciation) on futures contracts. A realized gain (loss) represents the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired, and is reported in the Statements of Operations. The use of long futures contracts subjects the Funds to risk of loss in excess of the variation margin on the Statements of Assets and Liabilities. The use of short futures contracts subjects the Funds to unlimited risk of loss. Futures contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Forward Foreign Currency Exchange Contracts: Certain Funds buy and sell forward foreign currency exchange contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. Dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities that a Fund intends to buy are denominated, when a Fund holds cash reserves and short term investments), or for other investment purposes. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as unrealized appreciation or depreciation. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Funds are unable to enter into a closing position. Risks may exceed amounts recognized on the Statements of Assets and Liabilities. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Forward foreign currency exchange contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Swap Contracts: Certain Funds engage in various swap transactions to manage risks within their portfolios or as alternatives to direct investments. Swap transactions may be privately negotiated in the over-the-counter (“OTC”) market where payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing (“centrally cleared swaps”). These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”), in which case all payments are settled with the CCP through the DCM. For centrally cleared swaps, the Schedules of Investments includes the cumulative appreciation (depreciation), while only the current day’s variation margin is reported within the Statements of Assets and Liabilities. For credit default and interest rate contracts, an up-front payment received by a Fund is recorded as a liability and an upfront payment made by a Fund is recorded as an asset on the Fund’s Statement of Assets and Liabilities. Upfront payments are amortized over the term of the contract. If there is no upfront payment or receipt, market value will equal unrealized appreciation (depreciation). Payments received (paid) by a Fund are recorded as realized gains (losses) from the expiration at a periodic reset date or closing of swap contracts in the Statements of Operations. The Funds’ use of swap contracts create additional risks beyond those that would exist if the Funds invested in the underlying positions directly.

Total Return Swap Contracts: Certain Funds invest in total return swaps to obtain exposure to the underlying referenced instruments, obtain leverage or attain the returns from ownership without actually owning the underlying position. Total return swaps are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, security index or index component during the period of the swap. Total return swap contracts are marked to market daily and the change, if any, is recorded as net change in appreciation (depreciation) on swap contracts in the Statements of Operations. Total return swaps normally do not involve the delivery of securities or other underlying assets. If the counterparty to a total return swap contract defaults, a Fund’s risk of loss consists of the net amount of payments the Fund is contractually entitled to receive, if any. The use of long total return swap contracts subject the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities. The use of short total return swaps subject the Funds to potential unlimited loss. Periodic payments received (paid) by the Funds are recorded as realized gains (losses) from the expiration or closing of swap contracts in the Statements of Operations. Total return swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

AQR Funds	Semi-Annual Report	June 2018

Notes to Financial Statements	June 30, 2018 (Unaudited)

Total Return Basket Swaps: Certain Funds may enter into a total return basket swap agreement to obtain exposure to a portfolio of long and/or short securities. Under the terms of the agreement, the swap is designed to function as a portfolio of direct investments in long and short equity or fixed income positions. The absolute notional value of the total return basket swap represents the accumulated notional value of the underlying long components and absolute notional value of the short components held within the total return basket swap at period end. The notional value of each component represents the market value at period end. The Funds have the ability to trade in and out of long and short positions within the swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions, and dividends and interest received and paid, all of which are reflected in the swap value. The swap value also includes financing charges and credits related to the notional values of the long and short positions and cash balances within the swap. Finance charges and credits are based on defined market rates plus or minus a specified spread. Positions within the swap are reset periodically, and financing costs are reset monthly. During a reset, any realized gains (losses) from positions, income, proceeds from corporate actions and accrued financing costs may become available for cash settlement between the Funds and the swap counterparty. Prior to the reset, these amounts are included as a component of the swap value in Net cash and other receivables (payables). Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Funds and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of the Master Agreement between the Funds and the counterparty. The maturity dates are measured from the commencement of investment in each underlying portfolio swap position. A change in the market value of a total return basket swap contract is recognized as net change in unrealized appreciation (depreciation) on swap contracts in the Statements of Operations. Cash settlements between a Fund and the counterparty are recognized as net realized gain (loss) from expiration or closing of swap contracts in the Statements of Operations. Total return basket swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Credit Default Swap Contracts: Certain Funds enter into credit default swap contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default contract, the protection buyer typically makes an up-front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. The credit default contracts are marked to market daily and the change, if any, is recorded as an unrealized gain or loss. Variation margin is accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the up-front payment, is recorded as a realized gain or loss on swap contracts in the Statements of Operations.

Implied credit spreads are used to determine the value of credit default swap contracts and reflect the cost of buying/selling protection, which may include up-front payments made to enter into the contract. Therefore, higher spreads indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.

Risks of loss may exceed amounts recognized on the Statements of Assets and Liabilities. A Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the specific Fund and the counterparty. The central clearing house acts as the counterparty to each centrally cleared swap transaction, therefore credit risk is limited to the failure of the clearing house. Where a Fund is a seller of protection, the maximum potential amount of future payments the Fund may be required to make is equal to the notional amount of the relevant credit default contract. The Fund’s risk of loss associated with these instruments may exceed their value, as recorded in the Statements of Assets and Liabilities. Credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after each Fund’s Schedule of Investments.

Interest Rate Swaps: Certain Funds enter into interest rate swaps as part of their investment strategy. Interest rate swaps generally involve agreements to exchange fixed and floating payment obligations, without the exchange of the underlying notional amounts. Interest rate swap agreements are privately negotiated in the OTC market or may be executed in a multilateral or other trade facility platform, such as a registered exchange (centrally cleared swaps). Periodic payments received (paid) by the Funds are recorded as realized gains (losses). Interest rate swaps are marked to market daily and the change is recorded as unrealized gain (loss) on swap contracts in the Statements of Operations. The Funds’ risk of loss associated with these instruments may exceed their value, as recorded in the Statements of Assets and Liabilities. Non-deliverable interest rate swap contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Centrally cleared interest rate swaps may have forward effective dates. The amortization of the upfront premiums (if applicable) and payments related to these swap contracts begin on the effective date of the contract. Interest rate contracts outstanding, including their respective notional amounts at period end, if any, are listed after each Fund’s Schedule of Investments.

Repurchase Agreements: Certain Funds may enter into repurchase agreements. In a repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. Under the terms of a master repurchase agreement, the underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated sub-custodians under tri-party repurchase agreements. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Interest earned is recorded as a component of

AQR Funds	Semi-Annual Report	June 2018

Notes to Financial Statements	June 30, 2018 (Unaudited)

interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for receipt of collateral, which may result in interest expense to the Fund. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund may seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements outstanding at period end, if any, including the underlying debt obligation (collateral) assigned to each agreement, are included within each Fund’s Schedule of Investments.

Reverse Repurchase Agreements: Certain Funds may enter into reverse repurchase agreements under the terms of a master repurchase agreement. A Fund sells a security that it holds to a counterparty with a contemporaneous agreement to repurchase the same security at an agreed-upon price and date. Reverse repurchase agreements are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made on reverse repurchase agreements are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund monitors collateral market value for the reverse repurchase agreement, including accrued interest, throughout the lives of the agreements, and when necessary, delivers or receives cash or securities in order to manage credit exposure and liquidity. If the counterparty defaults or enters insolvency proceeding, realization or return of the collateral to the Fund may be delayed or limited. Reverse repurchase agreements outstanding at period end, if any, including the underlying debt obligation (collateral) assigned to each agreement, are listed after each Fund’s Schedule of Investments.

The collateral held in relation to the repurchase agreements and reverse repurchase agreements was in U.S. Treasury Inflation Protected Securities with a maturity of up to 30 days in the amount of $12,219,366 for AQR Risk Parity II HV Fund.

Options: Certain Funds may write and purchase put and call options. When a Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires, a Fund realizes a gain or loss on the option to the extent of the premiums received or paid. When a Fund enters into a closing transaction, the Fund realizes a gain or loss to the extent the cost of the closing transaction exceeds the premiums paid or received. Written uncovered call options subject a Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Put options written subject a Fund to risk of loss if the value of the security declines below the exercise price minus the put premium. A Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written and purchased options are non-income producing investments.

Master Agreements: Certain Funds are parties to master netting arrangements with counterparties (“Master Agreements”). Master Agreements govern the terms of certain like transactions, and reduce the counterparty risk associated with relevant transactions by specifying payment netting mechanisms across multiple transactions and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded by different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple Master Agreements with a counterparty and its affiliates.

As the Master Agreements are specific to unique operations of different asset types, they allow the Funds to i) close out and net their total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty, ii) exit transactions through means other than sale, such as through a negotiated agreement with the Funds’ counterparty, a transfer to another party, or close out of the position through execution of an offsetting transaction.

Master Repurchase Agreements govern repurchase, or reverse repurchase transactions, relating to government bonds between certain Funds and select counterparties. Master Repurchase Agreements maintain provisions for initiation, income payments, events of default, and maintenance of collateral.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of equities, bonds, equity options or short sales of securities between certain Funds and selected counterparties. These arrangements provide financing terms for such transactions and include guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically held by the prime broker and offset any obligations due to the prime broker.

Customer Account Agreements govern cleared derivatives transactions and exchange-traded futures and options transactions. Upon entering into an exchange-traded or centrally cleared derivative contract, the Funds are required to deposit with the relevant clearing organization cash or securities, which is referred to as the initial margin. Securities deposited as initial margin are designated on the Schedules of Investments and cash deposited is recorded as Deposits with brokers for centrally cleared swaps and Deposits with brokers for futures contracts on the Statements of Assets and Liabilities. For exchange-traded futures or centrally cleared swaps, initial margin is posted, and daily changes in fair value are recorded as a payable or receivable on the Statement of Assets and Liabilities as Variation margin on centrally cleared swaps and

AQR Funds	Semi-Annual Report	June 2018

Notes to Financial Statements	June 30, 2018 (Unaudited)

Variation margin on futures contracts. Variation margin is determined separately for exchange-traded futures and centrally cleared swaps and cannot be netted.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC derivative transactions entered into between certain Funds and a counterparty. ISDA Master Agreements maintain provisions for general obligations, representations, netting of settlement payments, agreements to deliver supporting documents, collateral transfer and events of default or termination. Events of termination include a decline in the Fund’s net assets below a specified threshold over a certain period of time or a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all OTC contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by a party to elect early termination could be material to the financial statements and impact a Fund’s future derivative activity. Collateral pledged by a Fund for OTC derivatives pursuant to a Master Agreement is segregated by the Fund’s custodian and identified as an asset in the Statements of Assets and Liabilities either as a component of Investments in securities, at value (securities) or in Due from brokers (cash).

Collateral and margin requirements differ according to the terms of each type of Master Agreement. Collateral is routinely transferred if the total net exposure net of existing collateral already in place governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold. Collateral can be in the form of cash, debt securities issued by the U.S. government, money market funds and other securities as agreed to by the Fund and the applicable counterparty, or as permitted by the clearing house or exchange.

Collateral posted for the benefit of a Fund pursuant to a Master Agreement is held by a custodian of the Fund. Amounts which can be invested or repledged, are presented in the Fund’s Schedule of Investments. Segregation of fund’s collateral in the custodian account helps mitigate counterparty risk. Collateral received is reflected as a liability within Due to brokers in the Statements of Assets and Liabilities.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities subject to master netting agreements on the Statements of Assets and Liabilities.

5. Investment Valuation and Fair Value Measurements

Investment Valuation Policies: The Net Asset Value (“NAV”) of the Funds’ shares are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time) on each day that the NYSE is open (each a “Business Day”). The NAV per share of each class within each Fund is computed by dividing the total current value of the assets of such Fund attributable to a class, less class liabilities, by the total number of shares of that class of the Fund outstanding at the time the computation is made. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Funds’ Board of Trustees (the “Board”).

The Adviser has established a Valuation Committee (the “VC”) to assist the board with oversight and monitoring of the valuation of the Funds’ investments. This includes administering, implementing and overseeing the continual appropriateness of valuation approaches applied and the determination of adjustments to the fair valuation of portfolio securities and other financial derivative instruments in good faith after consideration of market factor changes and events affecting issuers. The Adviser performs a series of activities to provide reasonable assurance of the accuracy of prices including: (i) periodic vendor due diligence meetings, review of approaches and techniques, new developments and processes at vendors, (ii) review of daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, (iii) review of third party model prices against internal model prices, and (iv) review the results of back testing and reports for the Board on the results of fair value determinations.

Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from pricing services or established market makers. Where market quotations are not readily available, or if an available market quotation is determined not to reflect fair value, securities or financial derivatives are valued at fair value, as determined in good faith by the VC in accordance with the valuation procedures approved by the Funds’ Board. Using fair value to price a security may require subjective determinations about the value of a security that could result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net assets. It is possible the estimated values may differ significantly from the values which would have been used had an active ready market for the investments existed. These differences could be material.

Fair Value Hierarchy: Various inputs are utilized in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels as follows:

Level 1 —  Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 —  Other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, credit risks and default rates) or other market corroborated inputs.

AQR Funds	Semi-Annual Report	June 2018

Notes to Financial Statements	June 30, 2018 (Unaudited)

Level 3 —  Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used. The valuation techniques used by the Funds to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Valuation Techniques: The following inputs and techniques may be used by the Funds to evaluate how to classify each major category of assets and liabilities into the appropriate fair value hierarchy in accordance with GAAP.

Equity securities, including securities sold short, rights, exchange options, warrants, Exchange-Traded Funds (“ETFs”) and closed-end investment companies, are valued at the last quoted sales prices or official closing prices taken from the primary market, or composite in which each security trades and are therefore classified Level 1.

An equity for which no sales are reported, as in the case of a security that is traded in the over-the-counter market or a less liquid listed equity, is valued at its last bid price (in the case of short sales, at the ask price) and is therefore classified Level 2. In addition, equities traded outside of the Western Hemisphere are classified Level 2 because they are fair valued daily based on the application of a fair value factor (unless the Adviser determines that use of another valuation methodology is appropriate). The Funds apply daily fair value factors, furnished by an independent pricing service, to account for the market movement between the close of the foreign market and the close of the NYSE. The pricing service uses statistical analysis and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, American Depositary Receipts, futures contracts and exchange rates in other markets in determining fair value as of the time a Fund calculates its net asset value.

Fixed income securities (other than certain short-term investments maturing in 60 days or less) and other investments that trade in markets that are not considered to be active, are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs and are also classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, money market funds and less liquid listed equities. Corporate and sovereign bonds and other fixed-income instruments are valued at estimated fair value using the latest bid prices or evaluated quotes furnished by independent pricing services, as well as quotations from counterparties and other market participants. Evaluated quotes are based on a matrix system, which may consider such factors as quoted prices for identical or similar assets, yields, maturities and ratings and are not necessarily reliant on quoted prices. Short-term debt investments of sufficient credit quality maturing in 60 days or less are generally valued at amortized cost, which approximates fair value. These investments are categorized as Level 2 within the fair value hierarchy.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments include illiquid securities. When observable prices are not available for these securities, the Funds may use one or more valuation approaches (e.g., the market approach, the income approach, or the cost approach), including proprietary models for which sufficient and reliable data is available. Within Level 3, the market approach generally is based on the technique of using comparable market transactions, while the use of the income approach includes the estimation of future cash flows discounted to calculate fair value. Discounts may also be applied due to the nature or durations of any restrictions on the disposition of the investment or adjusted as appropriate for credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 investments include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations and other transactions across the capital structure, offerings in the equity or debt capital markets, changes in financial ratios or cash flows, benchmark yield curves, credit spreads, estimated default rates, underlying collateral, and other unique security features. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Adviser in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the fair value of the investment.

Exchange-traded derivatives, such as futures contracts and exchange-traded option contracts, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Futures and option contracts that are listed on national exchanges and are freely transferable are valued at fair value based on their last sales price on the date of determination on the exchange their constitutes the principal market or, if no sales occurred on such date, at the bid price on such exchange at the close of business on such date. Centrally cleared swaps listed or traded on a multilateral trade facility platform, such as a registered exchange, are valued on daily basis using quotations provided by an independent pricing service.

OTC derivatives, including forward contracts and swap contracts, are valued by the Funds on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable.

AQR Funds	Semi-Annual Report	June 2018

Notes to Financial Statements	June 30, 2018 (Unaudited)

The value of each total return swap contract and total return basket swap contract is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing price on the principal exchange on which the securities are traded; (ii) financing costs; (iii) the value of dividends or accrued interest; (iv) cash balances within the swap; and (v) other factors, as applicable.

The U.S. Dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.

Credit default swap contracts and interest rate swap contracts are marked to market daily based on quotations as provided by an independent pricing service. The independent pricing services aggregate valuation information from various market participants to create a single reference value for each credit default swap contract and interest rate swap contract.

Generally, a valuation model is used consistently for similar derivative types. In instances where models are used, the value of an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument as well as the availability and reliability of observable inputs. Such inputs typically may include market prices for reference securities, yield curves, credit spreads, measures of volatility, prepayment rates and implied correlations of such inputs which are obtained from outside brokers and/or pricing services when available. Certain OTC derivatives, such as generic forwards, swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. Those OTC derivatives that have less liquidity or for which inputs are unobservable are classified within Level 3. While the valuations of less liquid OTC derivatives may utilize some Level 1 and/or Level 2 inputs, they also may include other unobservable inputs which may be considered significant to the fair value determination.

The Funds value the repurchase agreements and reverse repurchase agreements they have entered based on the respective contract amounts, which approximate fair value. As such, repurchase agreements are carried at the amount of cash paid plus accrued interest receivable (or interest payable in periods of increased demand for collateral), and reverse repurchase agreements are carried at the amount of cash received plus accrued interest payable (or interest receivable in periods of increased demand for collateral).

Quantitative Information

The following tables represent each Fund’s valuation inputs as presented on the Schedule of Investments.

AQR ALTERNATIVE RISK PREMIA FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$152,516,388	$66,366,596	$—	$218,882,984
Short-Term Investments	—	168,631,927	—	168,631,927
Futures Contracts*	1,434,419	—	—	1,434,419
Forward Foreign Currency Exchange Contracts*	—	1,379,260	—	1,379,260
Total Return Swaps Contracts*	—	80,847	—	80,847

Total Assets	$153,950,807	$236,458,630	$—	$390,409,437

LIABILITIES
Common Stocks (Sold Short)†	$(128,666,033)	$(58,342,044)	$(105)	$(187,008,182)
Written Options (Sold Short)	(582,371)	—	—	(582,371)
Futures Contracts*	(1,849,534)	—	—	(1,849,534)
Forward Foreign Currency Exchange Contracts*	—	(2,200,172)	—	(2,200,172)
Total Return Swaps Contracts*	—	(813,977)	—	(813,977)

Total Liabilities	$(131,097,938)	$(61,356,193)	$(105)	$(192,454,236)

AQR Funds	Semi-Annual Report	June 2018

Notes to Financial Statements	June 30, 2018 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks	$105,034,914	$60,335,158	$6,111,492		$171,481,564
Convertible Preferred Stocks	—	27,115,822	—		27,115,822
Corporate Bonds	—	41,993,715	7,376,966		49,370,681
Convertible Bonds	—	119,699,413	188,573		119,887,986
Closed End Funds	22,305,628	—	—		22,305,628
Loan Participations	—	6,589,047	—		6,589,047
Preferred Stocks	1,220,135	401,162	671,996		2,293,293
Rights	1,716,192	1,211,399	499,357		3,426,948
Securities in Litigation	—	—	515,450		515,450
Warrants	17,809,268	4,773,334	2,021,277		24,603,879
Short-Term Investments	—	136,059,681	—		136,059,681
Futures Contracts*	1,089,853	—	—		1,089,853
Forward Foreign Currency Exchange Contracts*	—	94,325	—		94,325
Total Return Basket Swaps Contracts*	—	10,131,549	—		10,131,549

Total Assets	$149,175,990	$408,404,605	$17,385,111		$574,965,706

LIABILITIES
Common Stocks (Sold Short)	$(107,525,723)	$(422,237)	$—	(a)	$(107,947,960)
Convertible Bonds (Sold Short)	—	(11,773,114)	—		(11,773,114)
Futures Contracts*	(331,074)	—	—		(331,074)
Forward Foreign Currency Exchange Contracts*	—	(14,964)	—		(14,964)
Credit Default Swap Contracts*	—	(836,698)	—		(836,698)
Total Return Basket Swaps Contracts*	—	(828,741)	—		(828,741)

Total Liabilities	$(107,856,797)	$(13,875,754)	$—	(a)	$(121,732,551)

AQR EQUITY MARKET NEUTRAL FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks†	$72,914,746	$473,979,822	$—		$546,894,568
Short-Term Investments	—	1,554,772,092	—		1,554,772,092
Forward Foreign Currency Exchange Contracts*	—	1,278,012	—		1,278,012
Total Return Basket Swaps Contracts*	—	1,170,641	—		1,170,641

Total Assets	$72,914,746	$2,031,200,567	$—		$2,104,115,313

LIABILITIES
Common Stocks (Sold Short)†	$(71,612,046)	$(379,736,089)	$—		$(451,348,135)
Rights†	—	—	—	(a)	— (a)
Forward Foreign Currency Exchange Contracts*	—	(544,975)	—		(544,975)
Total Return Basket Swaps Contracts*	—	(79,375,211)	—		(79,375,211)

Total Liabilities	$(71,612,046)	$(459,656,275)	$—	(a)	$(531,268,321)

AQR GLOBAL MACRO FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Short-Term Investments	$—	$32,731,936	$—		$32,731,936
Futures Contracts*	1,137,959	—	—		1,137,959
Forward Foreign Currency Exchange Contracts*	—	794,342	—		794,342
Interest Rate Swap Contracts*	—	2,061,026	—		2,061,026
Total Return Swaps Contracts*	—	38,548	—		38,548

Total Assets	$1,137,959	$35,625,852	$—		$36,763,811

LIABILITIES
Futures Contracts*	$(816,771)	$—	$—		$(816,771)
Forward Foreign Currency Exchange Contracts*	—	(702,932)	—		(702,932)
Interest Rate Swap Contracts*	—	(1,448,901)	—		(1,448,901)
Total Return Swaps Contracts*	—	(64,990)	—		(64,990)

Total Liabilities	$(816,771)	$(2,216,823)	$—		$(3,033,594)

AQR Funds	Semi-Annual Report	June 2018

Notes to Financial Statements	June 30, 2018 (Unaudited)

AQR LONG-SHORT EQUITY FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks†	$2,099,000,619	$281,729,825	$—		$2,380,730,444
Short-Term Investments	—	4,675,394,391	—		4,675,394,391
Futures Contracts*	1,332,588	—	—		1,332,588
Forward Foreign Currency Exchange Contracts*	—	1,287,463	—		1,287,463
Total Return Basket Swaps Contracts*	—	40,992,150	—		40,992,150
Total Return Swaps Contracts*	—	33,123	—		33,123

Total Assets	$2,100,333,207	$4,999,436,952	$—		$7,099,770,159

LIABILITIES
Common Stocks (Sold Short)†	$(1,742,011,876)	$(194,418,105)	$—		$(1,936,429,981)
Rights†	—	—	—	(a)	–(a )
Futures Contracts*	(44,967,338)	—	—		(44,967,338)
Forward Foreign Currency Exchange Contracts*	—	(12,543,799)	—		(12,543,799)
Total Return Basket Swaps Contracts*	—	(305,328,583)	—		(305,328,583)
Total Return Swaps Contracts*	—	(4,429,217)	—		(4,429,217)

Total Liabilities	$(1,786,979,214)	$(516,719,704)	$—	(a)	$(2,303,698,918)

AQR MULTI-STRATEGY ALTERNATIVE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks†	$22,531,318	$—	$406,135		$22,937,453
Convertible Preferred Stocks†	—	215,627,091	—		215,627,091
Corporate Bonds†	—	—	236,648		236,648
Convertible Bonds†	—	511,559,667	181,158		511,740,825
Short-Term Investments	—	2,312,563,752	—		2,312,563,752
Futures Contracts*	26,345,730	—	—		26,345,730
Forward Foreign Currency Exchange Contracts*	—	33,986,679	—		33,986,679
Credit Default Swap Contracts*	—	17,877,742	—		17,877,742
Total Return Basket Swaps Contracts*	—	25,085,789	—		25,085,789
Total Return Swaps Contracts*	—	5,528,470	—		5,528,470

Total Assets	$48,877,048	$3,122,229,190	$823,941		$3,171,930,179

LIABILITIES
Common Stocks (Sold Short)†	$(580,918,080)	$—	$—		$(580,918,080)
Convertible Bonds (Sold Short)†	—	(14,620,689)	—		(14,620,689)
Futures Contracts*	(25,820,578)	—	—		(25,820,578)
Forward Foreign Currency Exchange Contracts*	—	(35,429,881)	—		(35,429,881)
Credit Default Swap Contracts*	—	(5,742,101)	—		(5,742,101)
Total Return Basket Swaps Contracts*	—	(158,680,801)	—		(158,680,801)
Total Return Swaps Contracts*	—	(3,766,883)	—		(3,766,883)

Total Liabilities	$(606,738,658)	$(218,240,355)	$—		$(824,979,013)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Short-Term Investments	$—	$303,032,830	$—		$303,032,830
Futures Contracts*	18,855,601	—	—		18,855,601
Total Return Swaps Contracts*	—	959,730	—		959,730

Total Assets	$18,855,601	$303,992,560	$—		$322,848,161

LIABILITIES
Futures Contracts*	$(31,935,920)	$—	$—		$(31,935,920)
Total Return Swaps Contracts*	—	(4,924,993)	—		(4,924,993)

Total Liabilities	$(31,935,920)	$(4,924,993)	$—		$(36,860,913)

AQR Funds	Semi-Annual Report	June 2018

Notes to Financial Statements	June 30, 2018 (Unaudited)

AQR RISK PARITY FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Foreign Government Securities	$—	$63,052,467	$—	$63,052,467
U.S. Treasury Obligations	—	104,915,971	—	104,915,971
Short-Term Investments	—	209,933,711	—	209,933,711
Futures Contracts*	6,778,575	—	—	6,778,575
Forward Foreign Currency Exchange Contracts*	—	1,653,580	—	1,653,580
Interest Rate Swap Contracts*	—	960,604	—	960,604
Credit Default Swap Contracts*	—	12,444,006	—	12,444,006
Total Return Swaps Contracts*	—	453,231	—	453,231

Total Assets	$6,778,575	$393,413,570	$—	$400,192,145

LIABILITIES
Futures Contracts*	$(5,238,293)	$—	$—	$(5,238,293)
Forward Foreign Currency Exchange Contracts*	—	(2,346,273)	—	(2,346,273)
Interest Rate Swap Contracts*	—	(2,198,340)	—	(2,198,340)
Credit Default Swap Contracts*	—	(581,405)	—	(581,405)
Total Return Swaps Contracts*	—	(2,305,786)	—	(2,305,786)

Total Liabilities	$(5,238,293)	$(7,431,804)	$—	$(12,670,097)

AQR RISK PARITY II HV FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Foreign Government Securities	$—	$11,792,176	$—	$11,792,176
U.S. Treasury Obligations	—	18,917,884	—	18,917,884
Short-Term Investments	—	22,989,104	—	22,989,104
Futures Contracts*	1,491,369	—	—	1,491,369
Forward Foreign Currency Exchange Contracts*	—	81,453	—	81,453
Total Return Swaps Contracts*	—	97,709	—	97,709

Total Assets	$1,491,369	$53,878,326	$—	$55,369,695

LIABILITIES
Reverse Repurchase Agreements (Sold Short)	$—	$(12,053,090)	$—	$(12,053,090)
Futures Contracts*	(1,097,394)	—	—	(1,097,394)
Forward Foreign Currency Exchange Contracts*	—	(11,464)	—	(11,464)
Total Return Swaps Contracts*	—	(545,920)	—	(545,920)

Total Liabilities	$(1,097,394)	$(12,610,474)	$—	$(13,707,868)

AQR RISK PARITY II MV FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Foreign Government Securities	$—	$11,881,287	$—	$11,881,287
U.S. Treasury Obligations	—	19,826,269	—	19,826,269
Short-Term Investments	—	40,078,843	—	40,078,843
Futures Contracts*	1,575,258	—	—	1,575,258
Forward Foreign Currency Exchange Contracts*	—	87,428	—	87,428
Total Return Swaps Contracts*	—	92,673	—	92,673

Total Assets	$1,575,258	$71,966,500	$—	$73,541,758

LIABILITIES
Futures Contracts*	$(1,161,315)	$—	$—	$(1,161,315)
Forward Foreign Currency Exchange Contracts*	—	(11,187)	—	(11,187)
Total Return Swaps Contracts*	—	(547,881)	—	(547,881)

Total Liabilities	$(1,161,315)	$(559,068)	$—	$(1,720,383)

AQR Funds	Semi-Annual Report	June 2018

Notes to Financial Statements	June 30, 2018 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks†	$2,222,865,704	$217,319,863	$—		$2,440,185,567
Rights†	—	—	—	(a)	— (a)
Short-Term Investments	—	3,774,077,749	—		3,774,077,749
Futures Contracts*	120,579,123	—	—		120,579,123
Forward Foreign Currency Exchange Contracts*	—	56,934,057	—		56,934,057
Total Return Basket Swaps Contracts*	—	26,274,528	—		26,274,528
Total Return Swaps Contracts*	—	10,486,986	—		10,486,986

Total Assets	$2,343,444,827	$4,085,093,183	$—	(a)	$6,428,538,010

LIABILITIES
Common Stocks (Sold Short)†	$(1,600,807,849)	$(100,696,504)	$(3)		$(1,701,504,356)
Futures Contracts*	(86,826,751)	—	—		(86,826,751)
Forward Foreign Currency Exchange Contracts*	—	(72,884,683)	—		(72,884,683)
Total Return Basket Swaps Contracts*	—	(133,063,237)	—		(133,063,237)
Total Return Swaps Contracts*	—	(18,971,916)	—		(18,971,916)

Total Liabilities	$(1,687,634,600)	$(325,616,340)	$(3)		$(2,013,250,943)

AQR STYLE PREMIA ALTERNATIVE LV FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks†	$4,047,759	$74,995,371	$—		$79,043,130
Rights†	—	—	—	(a)	— (a)
Short-Term Investments	—	458,792,985	—		458,792,985
Futures Contracts*	6,726,039	—	—		6,726,039
Forward Foreign Currency Exchange Contracts*	—	2,738,325	—		2,738,325
Total Return Basket Swaps Contracts*	—	82,297	—		82,297
Total Return Swaps Contracts*	—	467,360	—		467,360

Total Assets	$10,773,798	$537,076,338	$—	(a)	$547,850,136

LIABILITIES
Common Stocks (Sold Short)†	$(5,031,909)	$(61,414,775)	$—		$(66,446,684)
Futures Contracts*	(4,386,907)	—	—		(4,386,907)
Forward Foreign Currency Exchange Contracts*	—	(3,315,483)	—		(3,315,483)
Total Return Basket Swaps Contracts*	—	(11,801,496)	—		(11,801,496)
Total Return Swaps Contracts*	—	(899,811)	—		(899,811)

Total Liabilities	$(9,418,816)	$(77,431,565)	$—		$(86,850,381)

*	Derivative instruments, including futures, total return swap, total return basket swap and forward foreign currency exchange contracts, are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Funds’ Schedule of Investments. Credit default swaps, interest rate swaps and option contracts are reported at market value. Only current day’s variation margin is reported within the Statements of Assets and Liabilities for exchange-traded and cleared derivatives.
†	Please refer to the Schedule of Investments to view securities segregated by country.
(a)	Security has zero value.

The Funds recognize all transfers at the beginning of the reporting period, related unrealized appreciation/(depreciation) is also transferred out at the beginning of the reporting period. Transfers between Level 1 and 2 generally relate to whether the principal market for the security becomes active or inactive. Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g., frequency of trades), which resulted in a lack of or increase in available market inputs to determine price. During the period ended June 30, 2018, the amount of securities that transferred from Level 1 into Level 2 for AQR Diversified Arbitrage Fund, AQR Long Short Equity Fund and AQR Equity Market Neutral Fund was $9,802,110, $(782,212) and $(278,843) and the amount of securities transferred from Level 2 into Level 1 for the AQR Diversified Arbitrage Fund was $15,048,342. There were no transfers between level 1 and 2 for any of the remaining Funds.

There were no other Level 3 securities held at period end, except those securities classified as Level 3 in the Schedules of Investments that are considered quantitatively insignificant in the aggregate for AQR Alternative Risk Premia Fund, AQR Long Short Equity Fund, AQR Style Premia Alternative Fund and AQR Style Premia Alternative LV Fund .

AQR Funds	Semi-Annual Report	June 2018

Notes to Financial Statements	June 30, 2018 (Unaudited)

The following tables include a rollforward of the balances of investments classified within Level 3 of the fair value hierarchy for the period for each Fund that held Level 3 securities that were considered quantitatively significant:

AQR DIVERSIFIED ARBITRAGE FUND	COMMON STOCKS	LOAN PARTICIPATIONS/ CORPORATE BONDS	CONVERTIBLE BONDS	PREFERRED STOCKS	RIGHTS	WARRANTS	SECURITIES IN LITIGATION	SHORT COMMON STOCKS
Balance as of December 31, 2017	$7,262,232	$5,913,087	$5,185,257	$633,976	$407,271	$860,044	$459,054	$—	(a)
Accrued discounts/(premiums)	—	56,744	—	—	—	—	—	—
Realized gain/(loss)	(11,740)	(1,891,736)	86,478	—	79,371	(240)	—	—
Change in unrealized appreciation/(depreciation)	(1,830,864)	(32,517,483)	30,687,217	38,020	241,086	(627,121)	(11,435)	—
Purchases[1]	4,009,759	67,512,078	1,155,043	—	—	—	67,831	—
Sales[2]	(3,317,895)	(31,774,393)	(32,402,722)	—	(79,371)	—	—	—
Transfers in to Level 3	—	5,951,750	—	—	—	2,041,972	—	—
Transfers out of Level 3	—	(5,873,081)	(4,522,700)	—	(149,000)	(253,378)	—	—
Balance as of June 30, 2018	$6,111,492	$7,376,966	$188,573	$671,996	$499,357	$2,021,277	$515,450	$—	(a)
Change in Unrealized appreciation/(depreciation) for securities still held at June 30, 2018	$(5,160,488)	$(28,848,898)	$(627,523)	$38,020	$242,066	$(621,125)	$(15,505)	$—

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, pay downs and securities tendered in a corporate action.
(a)	Security has zero value.

AQR MULTI-STRATEGY ALTERNATIVE FUND	COMMON STOCKS	CORPORATE BONDS	CONVERTIBLE BONDS
Balance as of December 31, 2017	$12,197,736	$—	$384,000
Accrued discounts/(premiums)	—	—	(157,618)
Realized gain/(loss)	10,678	—	(69)
Change in unrealized appreciation/(depreciation)	400,821	(15,319,099)	15,439,323
Purchases[1]	—	31,071,166	18,047,316
Sales[2]	(12,203,100)	(15,515,419)	(33,531,794)
Transfers in to Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of June 30, 2018	$406,135	$236,648	$181,158
Change in Unrealized appreciation/(depreciation) for securities still held at June 30, 2018	$(11,791,601)	$(15,319,099)	$(8,857,936)

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, pay downs and securities tendered in a corporate action.

The fair market values of Level 3 investments are based on significant unobservable inputs that reflect the Adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

The significant unobservable inputs used in the fair value measurement of a Fund’s investments in common stocks, corporate bonds, convertible bonds, convertible preferred stocks and warrants potentially include credit spread, liquidity discount, earnings multiples and volatility. Significant increases in the credit spread or liquidity discount inputs in isolation would potentially result in a significantly lower fair value measurement, whereas an increase in volatility generally results in a higher fair value measurement. Generally, a change in the assumption used for the credit spread would be accompanied by a directionally-similar change in the assumptions used for the volatility and liquidity discount. Investments in common stocks potentially include liquidity discounts, theoretical values, book to value analysis and/or broker quotes. Significant changes in any of these inputs would significantly change the fair value measurement of the position.

AQR Funds	Semi-Annual Report	June 2018

Notes to Financial Statements	June 30, 2018 (Unaudited)

The following table summarizes the quantitative inputs and assumptions used in the valuation of investments classified within Level 3 of the fair value hierarchy for the period ended June 30, 2018 for the AQR Diversified Arbitrage Fund:

Quantitative Information about Level 3 Fair Value Measurements*

INVESTMENT TYPE	TOTAL FAIR VALUE	VALUATION METHODOLOGY	UNOBSERVABLE INPUT(S)	INPUT VALUE/RANGE	WEIGHTED AVERAGE

Common Stocks	$1,892,289	Enterprise Value Waterfall Analysis	Discount for Lack of Marketability**	18.64%—42.51%	20.12%
			EBITDA Multiple	5.0x to 6.75x	N/A
			Revenue Multiple	1.05x to 1.15x	N/A
	$387,974	Probability Weighted Expected Return	Discount for Lack of Marketability**	8.68%—30.00%	23.93%
			Discount Rate	7.50%	N/A
			Equity Cost of Capital	45.00%	N/A
			Legal Fees (% of potential proceeds)	-9.15%	N/A
			Scenario Probability	5.00%—90.00%	33.33%
			Term	1.05 to 2 years	N/A
	$44,771	Public Price Adjusted for Lack of Marketability	Discount for Lack of Marketability**	12.41%—25.91%	15.58%

Convertible Bonds	$12,513	Liquidation Analysis	Discount Rate	9.50%	N/A
			Term	3.51 years	N/A

Corporate Bonds	$451,534	Liquidation Analysis	Discount Rate	9.50%	N/A
			Term	3.51 years	N/A

Preferred Stocks	$671,996	Enterprise Value Waterfall Analysis	Equity Cost of Capital	16.41%	N/A
			Term	10 years	N/A

Rights	$302,423	Probability Weighted Expected Return	Discount for Lack of Marketability**	19.97%—30.52%	27.50%
			Equity Cost of Capital	19.50%	N/A
			Scenario Probability	26.25%—75.00%	48.40%
			Weighted Average Cost of Capital	29.00%	N/A

Securities in Litigation	$514,936	Liquidation Analysis	Discount for Lack of Marketability**	30.00%	N/A
			Discount Rate	6.00%	N/A
			Future Fundings as % of Expected Proceeds	34.77%	N/A
			Term	2.25 years	N/A
			Recovery Probability	50.00%	N/A

*	The table above does not include Level 3 securities that are valued by pricing vendors or brokers. At June 30, 2018, the value of these securities for the AQR Diversified Arbitrage Fund and AQR Multi-Strategy Alternative Fund were $18,106,675 and $823,941, respectively. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 5. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, results of pricing vendor and/or broker due diligence, unchanged price review and consideration of macro or security specific events.
**	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.

AQR Funds	Semi-Annual Report	June 2018

Notes to Financial Statements	June 30, 2018 (Unaudited)

6. Federal Income Tax Matters

At June 30, 2018, the cost and aggregate gross unrealized appreciation (depreciation) of long security positions, short security positions and derivative instruments for federal income tax purposes were as follows:

FUND	COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
AQR Alternative Risk Premia Fund	$193,413,616	$18,366,485	$(14,546,339)	$3,820,146
AQR Diversified Arbitrage Fund	476,305,669	65,018,063	(83,090,577)	(18,072,514)
AQR Equity Market Neutral Fund	1,573,924,142	120,772,515	(121,849,665)	(1,077,150)
AQR Global Macro Fund	32,845,239	2,854,368	(1,969,390)	884,978
AQR Long-Short Equity Fund	5,151,506,031	252,700,938	(608,135,728)	(355,434,790)
AQR Multi-Strategy Alternative Fund	2,480,439,544	256,577,672	(407,792,050)	(151,214,378)
AQR Risk-Balanced Commodities Strategy Fund	303,000,686	19,852,160	(36,865,598)	(17,013,438)
AQR Risk Parity Fund	392,679,945	11,401,837	(16,559,734)	(5,157,897)
AQR Risk Parity II HV Fund	41,577,243	2,113,571	(2,028,987)	84,584
AQR Risk Parity II MV Fund	71,827,330	2,165,474	(2,171,429)	(5,955)
AQR Style Premia Alternative Fund	4,596,373,844	404,423,336	(585,510,113)	(181,086,777)
AQR Style Premia Alternative LV Fund	464,783,192	25,098,627	(28,882,064)	(3,783,437)

The differences between book basis and tax basis appreciation (depreciation) on investments is primarily attributable to wash sale loss deferrals.

As of December 31, 2017, for federal income tax purposes, the following Funds have capital loss carryforwards available to offset future capital gains, if any, to the extent provided by the U.S. Treasury regulations:

FUND	SHORT-TERM	LONG-TERM
AQR Alternative Risk Premia Fund	$63,197	$28,368
AQR Diversified Arbitrage Fund	57,066,072	222,329,184
AQR Equity Market Neutral Fund	24,696,851	—
AQR Global Macro Fund	1,533,147	248,740
AQR Multi-Strategy Alternative Fund	—	97,744,155
AQR Risk-Balanced Commodities Strategy Fund	12,630	—
AQR Style Premia Alternative Fund	61,106,702	—
AQR Style Premia Alternative LV Fund	4,544,386	—

7. Investment Transactions

During the period ended June 30, 2018, the cost of purchases and the proceeds from sales of investments (excluding swap contracts, forward foreign currency exchange contracts, futures contracts and short-term investments) were as follows:

FUND	PURCHASES	SALES	SECURITIES SOLD SHORT	COVERS ON SECURITIES SOLD SHORT
AQR Alternative Risk Premia Fund.	$181,222,394	$34,201,744	$171,733,464	$52,061,698
AQR Diversified Arbitrage Fund	688,009,975	725,394,543	347,559,083	393,165,269
AQR Equity Market Neutral Fund	282,326,593	288,139,695	252,235,441	261,397,238
AQR Long-Short Equity Fund	3,402,879,929	2,365,942,340	2,575,945,147	1,930,850,428
AQR Multi-Strategy Alternative Fund.	277,828,215	488,620,364	179,540,301	339,022,238
AQR Risk Parity Fund.	27,882,029	19,404,432	—	—
AQR Risk Parity II HV Fund.	4,645,086	4,356,317	—	—
AQR Risk Parity II MV Fund.	4,041,561	1,648,109	—	—
AQR Style Premia Alternative Fund	3,188,698,660	2,268,883,866	2,581,327,433	2,252,866,858
AQR Style Premia Alternative LV Fund	36,249,014	26,883,426	33,472,538	22,619,155

AQR Funds	Semi-Annual Report	June 2018

Notes to Financial Statements	June 30, 2018 (Unaudited)

During the period ended June 30, 2018, the Funds had purchases and sales of long-term U.S. Government obligations as follows:

FUND	PURCHASES	SALES	SECURITIES SOLD SHORT	COVERS ON SECURITIES SOLD SHORT
AQR Diversified Arbitrage Fund	$3,704,845	$3,663,281	$245,248,580	$245,166,487
AQR Risk Parity Fund	18,754,104	10,981,010	—	—
AQR Risk Parity II HV Fund	3,174,241	2,335,557	—	—
AQR Risk Parity II MV Fund	2,741,648	909,358	—	—

8. Derivative Instruments and Activities

The Funds use derivative instruments as part of their principal investment strategy to achieve their investment objectives. The Funds’ derivative contracts, are not accounted for as hedging instruments under GAAP. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statements of Assets and Liabilities. All derivative instruments held by the Funds were subject to a master netting agreement or similar arrangement.

The following table lists the fair value of derivatives instruments held by the Funds, by primary underlying risk and contract type, as included in the Statements of Assets and Liabilities at June 30, 2018.

	ASSETS			LIABILITIES
FUND	UNREALIZED APPRECIATION ON FUTURES CONTRACTS	SWAPS AT VALUE	UNREALIZED APPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS	UNREALIZED DEPRECIATION ON FUTURES CONTRACTS	SWAPS AT VALUE	UNREALIZED DEPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS	WRITTEN OPTIONS AT MARKET VALUE
Equity Risk Exposure:
AQR Alternative Risk Premia Fund	$700,845	$80,847	$—	$785,742	$813,977	$—	$504,989
AQR Diversified Arbitrage Fund	1,089,853	9,872,447	—	—	828,741	—	—
AQR Equity Market Neutral Fund	—	1,170,641	—	—	79,375,211	—	—
AQR Global Macro Fund	311,959	17,173	—	128,738	36,465	—	—
AQR Long-Short Equity Fund	1,332,588	41,025,273	—	44,967,338	309,757,800	—	—
AQR Multi-Strategy Alternative Fund	2,814,274	24,440,075	—	11,110,335	161,053,516	—	—
AQR Risk Parity Fund	62,405	21,123	—	2,510,159	272,814	—	—
AQR Risk Parity II HV Fund	11,407	2,485	—	547,911	74,033	—	—
AQR Risk Parity II MV Fund	12,860	6,527	—	610,429	80,963	—	—
AQR Style Premia Alternative Fund	32,411,434	30,172,819	—	32,131,779	140,654,026	—	—
AQR Style Premia Alternative LV Fund	1,999,220	217,471	—	1,718,387	12,165,247	—	—

Foreign Exchange Rate Risk Exposure:
AQR Alternative Risk Premia Fund	—	—	1,379,260	—	—	2,200,172	—
AQR Diversified Arbitrage Fund	—	—	94,325	—	—	14,964	—
AQR Equity Market Neutral Fund	—	—	1,278,012	—	—	544,975	—
AQR Global Macro Fund	—	—	794,342	—	—	702,932	—
AQR Long-Short Equity Fund	—	—	1,287,463	—	—	12,543,799	—
AQR Multi-Strategy Alternative Fund	—	—	33,986,679	—	—	35,429,881	—
AQR Risk Parity Fund	—	—	1,653,580	—	—	2,346,273	—
AQR Risk Parity II HV Fund	—	—	81,453	—	—	11,464	—
AQR Risk Parity II MV Fund	—	—	87,428	—	—	11,187	—
AQR Style Premia Alternative Fund	—	—	56,934,057	—	—	72,884,683	—
AQR Style Premia Alternative LV Fund	—	—	2,738,325	—	—	3,315,483	—

Interest Rate Risk Exposure:
AQR Alternative Risk Premia Fund	733,574	—	—	1,063,792	—	—	77,382
AQR Diversified Arbitrage Fund	—	259,102	—	331,074	—	—	—
AQR Global Macro Fund	351,424	2,061,026	—	478,808	1,455,316	—	—
AQR Multi-Strategy Alternative Fund	7,488,976	1,760,709	—	9,262,247	—	—	—
AQR Risk Parity Fund	2,367,502	960,604	—	—	2,198,340	—	—
AQR Risk Parity II HV Fund	590,927	—	—	—	—	—	—
AQR Risk Parity II MV Fund	647,256	—	—	—	—	—	—
AQR Style Premia Alternative Fund	28,921,411	—	—	38,149,653	—	—	—
AQR Style Premia Alternative LV Fund	1,539,772	—	—	2,133,301	—	—	—

AQR Funds	Semi-Annual Report	June 2018

Notes to Financial Statements	June 30, 2018 (Unaudited)

	ASSETS			LIABILITIES
FUND	UNREALIZED APPRECIATION ON FUTURES CONTRACTS	SWAPS AT VALUE	UNREALIZED APPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS	UNREALIZED DEPRECIATION ON FUTURES CONTRACTS	SWAPS AT VALUE	UNREALIZED DEPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS	WRITTEN OPTIONS AT MARKET VALUE

Credit Risk Exposure:
AQR Diversified Arbitrage Fund	$—	$—	$—	$—	$836,698	$—	$—
AQR Multi-Strategy Alternative Fund	—	17,877,742	—	—	5,742,101	—	—
AQR Risk Parity Fund	—	12,444,006	—	—	581,405	—	—

Commodity Risk Exposure:
AQR Global Macro Fund	474,576	21,375	—	209,225	22,110	—	—
AQR Multi-Strategy Alternative Fund	16,042,480	4,413,475	—	5,447,996	1,394,168	—	—
AQR Risk-Balanced Commodities Strategy Fund	18,855,601	959,730	—	31,935,920	4,924,993	—	—
AQR Risk Parity Fund	4,348,668	432,108	—	2,728,134	2,032,972	—	—
AQR Risk Parity II HV Fund	889,035	95,224	—	549,483	471,887	—	—
AQR Risk Parity II MV Fund	915,142	86,146	—	550,886	466,918	—	—
AQR Style Premia Alternative Fund	59,246,278	6,588,695	—	16,545,319	11,381,127	—	—
AQR Style Premia Alternative LV Fund	3,187,047	332,186	—	535,219	536,060	—	—

Netting:
AQR Alternative Risk Premia Fund	(1,434,419)	(80,847)	(1,379,260)	(1,434,419)	(80,847)	(1,379,260)	—
AQR Diversified Arbitrage Fund	(331,074)	(1,665,439)	(14,964)	(331,074)	(1,665,439)	(14,964)	—
AQR Equity Market Neutral Fund	—	(1,170,641)	(544,975)	—	(1,170,641)	(544,975)	—
AQR Global Macro Fund	(816,771)	(1,513,891)	(702,932)	(816,771)	(1,513,891)	(702,932)	—
AQR Long-Short Equity Fund	(1,332,588)	(41,025,273)	(1,287,463)	(1,332,588)	(41,025,273)	(1,287,463)	—
AQR Multi-Strategy Alternative Fund	(25,820,578)	(48,492,001)	(33,986,679)	(25,820,578)	(48,492,001)	(33,986,679)	—
AQR Risk-Balanced Commodities Strategy Fund	(18,855,601)	(959,730)	—	(18,855,601)	(959,730)	—	—
AQR Risk Parity Fund	(5,238,293)	(5,085,531)	(1,653,580)	(5,238,293)	(5,085,531)	(1,653,580)	—
AQR Risk Parity II HV Fund	(1,097,394)	(97,709)	(11,464)	(1,097,394)	(97,709)	(11,464)	—
AQR Risk Parity II MV Fund	(1,161,315)	(92,673)	(11,187)	(1,161,315)	(92,673)	(11,187)	—
AQR Style Premia Alternative Fund	(86,826,751)	(36,761,514)	(56,934,057)	(86,826,751)	(36,761,514)	(56,934,057)	—
AQR Style Premia Alternative LV Fund	(4,386,907)	(549,657)	(2,738,325)	(4,386,907)	(549,657)	(2,738,325)	—

Net Fair Value of Derivative Contracts:
AQR Alternative Risk Premia Fund	—	—	—	415,115	733,130	820,912	582,371
AQR Diversified Arbitrage Fund	758,779	8,466,110	79,361	—	—	—	—
AQR Equity Market Neutral Fund	—	—	733,037	—	78,204,570	—	—
AQR Global Macro Fund	321,188	585,683	91,410	—	—	—	—
AQR Long-Short Equity Fund	—	—	—	43,634,750	268,732,527	11,256,336	—
AQR Multi-Strategy Alternative Fund	525,152	—	—		119,697,784	1,443,202	—
AQR Risk-Balanced Commodities Strategy Fund	—	—	—	13,080,319	3,965,263	—	—
AQR Risk Parity Fund	1,540,282	8,772,310	—	—	—	692,693	—
AQR Risk Parity II HV Fund	393,975	—	69,989	—	448,211	—	—
AQR Risk Parity II MV Fund	413,943	—	76,241	—	455,208	—	—
AQR Style Premia Alternative Fund	33,752,372	—	—	—	115,273,639	15,950,626	—
AQR Style Premia Alternative LV Fund	2,339,132	—	—	—	12,151,650	577,158	—

AQR Funds	Semi-Annual Report	June 2018

Notes to Financial Statements	June 30, 2018 (Unaudited)

The following table indicates the effect of derivative instruments, by primary underlying risk exposure and contract type, on the Statements of Operations for the period ended June 30, 2018:

	REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED AS A RESULT FROM OPERATIONS				NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED AS A RESULT FROM OPERATIONS
FUND	FUTURES CONTRACTS	SWAPS CONTRACTS	FORWARD CURRENCY EXCHANGE CONTRACTS	WRITTEN OPTIONS	FUTURES CONTRACTS	SWAPS CONTRACTS	FORWARD CURRENCY EXCHANGE CONTRACTS	WRITTEN OPTIONS
Equity Risk Exposure:
AQR Alternative Risk Premia Fund	$(2,152,176)	$(186,686)	$—	$355,697	$87,910	$(1,024,148)	$—	$5,093
AQR Diversified Arbitrage Fund	(2,605,951)	10,102,480	—	718	1,421,750	(609,410)	—	—
AQR Equity Market Neutral Fund	(4,679,326)	(34,991,089)	—	—	(130,738)	(159,650,310)	—	—
AQR Global Macro Fund	(413,274)	(169,588)	—	—	257,579	(65,977)	—	—
AQR Long-Short Equity Fund	93,160,102	140,477,320	—	—	(52,690,399)	(513,866,736)	—	—
AQR Multi-Strategy Alternative Fund	(35,207,335)	62,510,998	—	955,603	(6,293,529)	(285,530,332)	—	2,457,349
AQR Risk Parity Fund	1,181,713	(318,129)	—	—	(3,585,374)	(715,346)	—	—
AQR Risk Parity II HV Fund	483,380	(150,873)	—	—	(759,939)	(161,192)	—	—
AQR Risk Parity II MV Fund	673,308	(197,329)	—	—	(818,860)	(163,773)	—	—
AQR Style Premia Alternative Fund	(82,788,041)	162,567,798	—	—	(7,464,917)	(301,369,586)	—	—
AQR Style Premia Alternative LV Fund	(4,041,984)	7,881,530	—	—	(35,439)	(22,344,685)	—	—

Foreign Exchange Rate Risk Exposure:
AQR Alternative Risk Premia Fund	—	—	(1,309,402)	—	—	—	(902,609)	—
AQR Diversified Arbitrage Fund	—	—	75,849	—	—	—	189,421	—
AQR Equity Market Neutral Fund	—	—	1,414,634	—	—	—	1,608,006	—
AQR Global Macro Fund	—	—	(95,292)	—	—	—	229,847	—
AQR Long-Short Equity Fund	—	—	(15,825,489)	—	—	—	(18,360,113)	—
AQR Multi-Strategy Alternative Fund	—	—	(13,053,601)	—	—	—	2,916,266	—
AQR Risk Parity Fund	—	—	(551,713)	—	—	—	(1,677,560)	—
AQR Risk Parity II HV Fund	—	—	206,377	—	—	—	187,762	—
AQR Risk Parity II MV Fund	—	—	251,430	—	—	—	182,364	—
AQR Style Premia Alternative Fund	—	—	(1,748,780)	—	—	—	(9,802,920)	—
AQR Style Premia Alternative LV Fund	—	—	359,108	—	—	—	(228,511)	—

Interest Rate Risk Exposure:
AQR Alternative Risk Premia Fund	(935,812)	—	—	37,650	(211,278)	—	—	98,438
AQR Diversified Arbitrage Fund	1,093,328	(4,277,896)	—	—	(490,769)	197,273	—	—
AQR Global Macro Fund	996,763	989,125	—	—	(198,659)	(39,500)	—	—
AQR Multi-Strategy Alternative Fund	12,597,516	(2,334,347)	—	—	(2,333,377)	1,341,385	—	—
AQR Risk Parity Fund	(6,151,034)	(1,836,178)	—	—	3,976,272	471,710	—	—
AQR Risk Parity II HV Fund	(1,716,819)	—	—	—	986,683	—	—	—
AQR Risk Parity II MV Fund	(1,542,476)	—	—	—	1,027,287	—	—	—
AQR Style Premia Alternative Fund	7,498,588	—	—	—	(17,655,623)	—	—	—
AQR Style Premia Alternative LV Fund	762,263	—	—	—	(1,030,873)	—	—	—

Credit Risk Exposure:
AQR Diversified Arbitrage Fund	—	(348,482)	—	—	—	238,442	—	—
AQR Multi-Strategy Alternative Fund	—	(938,075)	—	—	—	(2,060,408)	—	—
AQR Risk Parity Fund	—	3,393,952	—	—	—	(5,955,647)	—	—

Commodity Risk Exposure:
AQR Alternative Risk Premia Fund	—	—	—	—	5,417	—	—	—
AQR Global Macro Fund	594,977	10,127	—	—	66,969	2,030	—	—

AQR Funds	Semi-Annual Report	June 2018

Notes to Financial Statements	June 30, 2018 (Unaudited)

	REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED AS A RESULT FROM OPERATIONS				NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED AS A RESULT FROM OPERATIONS
FUND	FUTURES CONTRACTS	SWAPS CONTRACTS	FORWARD CURRENCY EXCHANGE CONTRACTS	WRITTEN OPTIONS	FUTURES CONTRACTS	SWAPS CONTRACTS	FORWARD CURRENCY EXCHANGE CONTRACTS	WRITTEN OPTIONS
AQR Multi-Strategy Alternative Fund	$30,726,835	$(6,808,305)	$—	$—	$(5,107,084)	$1,727,344	$—	$—
AQR Risk-Balanced Commodities Strategy Fund	8,150,019	(780,792)	—	—	(21,494,943)	(3,050,830)	—	—
AQR Risk Parity Fund	9,331,303	(640,544)	—	—	(3,648,046)	(915,945)	—	—
AQR Risk Parity II HV Fund	2,061,803	(152,018)	—	—	(832,062)	(241,903)	—	—
AQR Risk Parity II MV Fund	1,951,609	(160,010)	—	—	(741,261)	(263,697)	—	—
AQR Style Premia Alternative Fund	88,991,806	(22,404,446)	—	—	13,651,372	(10,084,694)	—	—
AQR Style Premia Alternative LV Fund	4,371,109	(1,037,974)	—	—	955,051	(470,537)	—	—

The following tables present the Funds’ gross OTC derivative assets and liabilities by counterparty and contract type net of amounts available for offset under netting arrangements and any related collateral received or posted by the Funds’ as of June 30, 2018:

AQR ALTERNATIVE RISK PREMIA FUND

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF ASSETS	FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED	NET AMOUNT
BANA	Total Return Swap Contracts	$52,750	$(52,750)	$—	$—	$—	$—
CITI	Forward Foreign Currency Exchange Contracts	547,869	(547,869)	—	—	—	—
JPMC	Forward Foreign Currency Exchange Contracts	831,391	(831,391)	—	—	—	—
MLIN	Total Return Swap Contracts	16,134	—	16,134	—	—	16,134
MSCS	Total Return Swap Contracts	11,963	—	11,963	—	—	11,963
Total financial instruments subject to a master netting arrangement or similar arrangement		1,460,107	(1,432,010)	28,097	—	—	28,097

AQR ALTERNATIVE RISK PREMIA FUND (continued)

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED (a)	NET AMOUNT
BANA	Total Return Swap Contracts	$813,977	$(52,750)	$761,227	$—	$—	$761,227
CITI	Forward Foreign Currency Exchange Contracts	880,442	(547,869)	332,573	—	(332,573)	—
JPMC	Forward Foreign Currency Exchange Contracts	1,319,730	(831,391)	488,339	—	(488,339)	—
Total financial instruments subject to a master netting arrangement or similar arrangement		3,014,149	(1,432,010)	1,582,139	—	(820,912)	761,227

(a)	In accordance with GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $ 8,487,909.

AQR Funds	Semi-Annual Report	June 2018

Notes to Financial Statements	June 30, 2018 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF ASSETS	FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED (a)	NET AMOUNT
BANA	Total Return Basket Swaps Contracts	$568,176	$—	$568,176	$—	$(300,000)	$268,176
CITI	Forward Foreign Currency Exchange Contracts	41,413	(14,783)	26,630	—	—	26,630
DTBK	Total Return Basket Swaps Contracts	48,192	(48,192)	—	—	—	—
GSIN	Total Return Basket Swaps Contracts	4,166,599	(240,479)	3,926,120	—	(3,803,307)	122,813
JPMC	Forward Foreign Currency Exchange Contracts	52,912	(181)	52,731
	Total Return Basket Swaps Contracts	5,348,582	(9,884)	5,338,698
	Total JPMC	5,401,494	(10,065)	5,391,429	—	(2,707,240)	2,684,189
Total financial instruments subject to a master netting arrangement or similar arrangement		10,225,874	(313,519)	9,912,355	—	(6,810,547)	3,101,808

AQR DIVERSIFIED ARBITRAGE FUND (continued)

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED (b)	NET AMOUNT
CITI	Forward Foreign Currency Exchange Contracts	$14,783	$(14,783)	$—	$—	$—	$—
DTBK	Total Return Basket Swaps Contracts	380,050	(48,192)	331,858	—	(331,858)	—
GSIN	Total Return Basket Swaps Contracts	240,479	(240,479)	—	—	—	—
JPMC	Forward Foreign Currency Exchange Contracts	181	(181)	—
	Total Return Basket Swaps Contracts	9,884	(9,884)	—
	Total JPMC	10,065	(10,065)	—	—	—	—
MSIP	Total Return Basket Swaps Contracts	198,328	—	198,328	—	(198,328)	—
Total financial instruments subject to a master netting arrangement or similar arrangement		843,705	(313,519)	530,186	—	(530,186)	—

(a)	In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from the counterparty. Total additional collateral received was $30,802.
(b)	In accordance with GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $ 9,750,607.

AQR Funds	Semi-Annual Report	June 2018

Notes to Financial Statements	June 30, 2018 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF ASSETS	FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED (a)	NET AMOUNT
CITI	Forward Foreign Currency Exchange Contracts	$511,252	$(217,966)	$293,286	$—	$(293,286)	$—
JPMC	Forward Foreign Currency Exchange Contracts	766,760	(327,009)	439,751	—	—	439,751
MSIP	Total Return Basket Swaps Contracts	1,170,641	(1,170,641)	—	—	—	—
Total financial instruments subject to a master netting arrangement or similar arrangement		2,448,653	(1,715,616)	733,037	—	(293,286)	439,751

AQR EQUITY MARKET NEUTRAL FUND (continued)

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED (b)	NET AMOUNT
CITI	Forward Foreign Currency Exchange Contracts	$217,966	$(217,966)	$—	$—	$—	$—
JPMC	Forward Foreign Currency Exchange Contracts	327,009	(327,009)	—	—	—	—
MSIP	Total Return Basket Swaps Contracts	79,375,211	(1,170,641)	78,204,570	—	(78,204,570)	—
Total financial instruments subject to a master netting arrangement or similar arrangement		79,920,186	(1,715,616)	78,204,570	—	(78,204,570)	—

(a)	In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from the counterparty. Total additional collateral received was $ 346,714.
(b)	In accordance with GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $ 318,236,882.

AQR GLOBAL MACRO FUND

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF ASSETS	FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED	NET AMOUNT
CITI	Forward Foreign Currency Exchange Contracts	$320,096	$(281,165)	$38,931	$—	$—	$38,931
GSIN	Total Return Swap Contracts	12,127	(12,127)	—	—	—	—
JPMC	Forward Foreign Currency Exchange Contracts	474,246	(421,767)	52,479	—	—	52,479
MLIN	Total Return Swap Contracts	5,046	(5,046)	—	—	—	—
Total financial instruments subject to a master netting arrangement or similar arrangement		811,515	(720,105)	91,410	—	—	91,410

AQR Funds	Semi-Annual Report	June 2018

Notes to Financial Statements	June 30, 2018 (Unaudited)

AQR GLOBAL MACRO FUND (continued)

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED (a)	NET AMOUNT
BANA	Total Return Swap Contracts	$6,415	$—	$6,415	$—	$—	$6,415
CITI	Forward Foreign Currency Exchange Contracts	281,165	(281,165)	—	—	—	—
GSIN	Total Return Swap Contracts	29,140	(12,127)	17,013	—	(17,013)	—
JPMC	Forward Foreign Currency Exchange Contracts	421,767	(421,767)	—	—	—	—
MLIN	Total Return Swap Contracts	7,325	(5,046)	2,279	—	(2,279)	—
Total financial instruments subject to a master netting arrangement or similar arrangement		745,812	(720,105)	25,707	—	(19,292)	6,415

(a)	In accordance with GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $ 1,626,110.

AQR GLOBAL MACRO OFFSHORE FUND LTD.

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF ASSETS	FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED	NET AMOUNT
CITI	Total Return Swap Contracts	$4,979	$(2,602)	$2,377	$—	$—	$2,377
GSIN	Total Return Swap Contracts	13,849	(2,153)	11,696	—	—	11,696
MACQ	Total Return Swap Contracts	2,147	(2,147)	—	—	—	—
SOCG	Total Return Swap Contracts	400	(400)	—	—	—	—
Total financial instruments subject to a master netting arrangement or similar arrangement		21,375	(7,302)	14,073	—	—	14,073

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED (a)	NET AMOUNT
CITI	Total Return Swap Contracts	$2,602	$(2,602)	$—	$—	$—	$—
GSIN	Total Return Swap Contracts	2,153	(2,153)	—	—	—	—
MACQ	Total Return Swap Contracts	10,670	(2,147)	8,523	—	—	8,523
SOCG	Total Return Swap Contracts	6,685	(400)	6,285	—	—	6,285
Total financial instruments subject to a master netting arrangement or similar arrangement		22,110	(7,302)	14,808	—	—	14,808

(a)	In accordance with GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $ 60,922.

AQR Funds	Semi-Annual Report	June 2018

Notes to Financial Statements	June 30, 2018 (Unaudited)

AQR LONG-SHORT EQUITY FUND

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF ASSETS	FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED	NET AMOUNT
CITI	Forward Foreign Currency Exchange Contracts	$514,226	$(514,226)	$—	$—	$—	$—
DTBK	Total Return Basket Swaps Contracts	2,569,415	(2,569,415)	—	—	—	—
JPMC	Forward Foreign Currency Exchange Contracts	773,237	(773,237)	—
	Total Return Swaps Contracts	33,123	(33,123)	—
	Total JPMC	806,360	(806,360)	—	—	—	—
MSIP	Total Return Basket Swaps Contracts	38,422,735	(38,422,735)	—	—	—	—
Total financial instruments subject to a master netting arrangement or similar arrangement		42,312,736	(42,312,736)	—	—	—	—

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED (a)	NET AMOUNT
CITI	Forward Foreign Currency Exchange Contracts	$5,017,183	$(514,226)	$4,502,957	$—	$(4,502,957)	$—
DTBK	Total Return Basket Swaps Contracts	51,990,170	(2,569,415)	49,420,755	—	(49,420,755)	—
GSIN	Total Return Swaps Contracts	24,464	—	24,464
	Total Return Basket Swaps Contracts	214,411,035	—	214,411,035
	Total GSIN	214,435,499	—	214,435,499	—	(214,435,499)	—
JPMC	Forward Foreign Currency Exchange Contracts	7,526,616	(773,237)	6,753,379
	Total Return Swaps Contracts	4,404,753	(33,123)	4,371,630
	Total JPMC	11,931,369	(806,360)	11,125,009	—	(11,125,009)	—
MSIP	Total Return Basket Swaps Contracts	38,927,378	(38,422,735)	504,643	—	(504,643)	—
Total financial instruments subject to a master netting arrangement or similar arrangement		322,301,599	(42,312,736)	279,988,863	—	(279,988,863)	—

(a)	In accordance with GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $ 918,642,230.

AQR Funds	Semi-Annual Report	June 2018

Notes to Financial Statements	June 30, 2018 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF ASSETS	FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED (a)	NET AMOUNT
BANA	Total Return Basket Swaps Contracts	$2,569,236	$—	$2,569,236	$—	$(2,569,236)	$—
CITI	Forward Foreign Currency Exchange Contracts	13,588,345	(13,588,345)	—	—	—	—
DTBK	Total Return Basket Swaps Contracts	729,929	(729,929)	—	—	—	—
GSIN	Total Return Swap Contracts	222,185	(45,130)	177,055
	Total Return Basket Swaps Contracts	6,043,419	(6,043,419)	—
	Total GSIN	6,265,604	(6,088,549)	177,055	—	—	177,055
JPMC	Forward Foreign Currency Exchange Contracts	20,398,334	(20,398,334)	—
	Total Return Swap Contracts	53,847	(53,847)	—
	Total Return Basket Swaps Contracts	15,604,936	(15,604,936)	—
	Total JPMC	36,057,117	(36,057,117)	—	—	—	—
MLIN	Total Return Swap Contracts	36,390	(36,390)	—	—	—	—
MSCS	Total Return Swap Contracts	802,573	(802,573)	—	—	—	—
MSIP	Total Return Basket Swaps Contracts	138,269	(138,269)	—	—	—	—
Total financial instruments subject to a master netting arrangement or similar arrangement		60,187,463	(57,441,172)	2,746,291	—	(2,569,236)	177,055

AQR Funds	Semi-Annual Report	June 2018

Notes to Financial Statements	June 30, 2018 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND (continued)

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED (b)	NET AMOUNT
CITI	Forward Foreign Currency Exchange Contracts	$14,213,815	$(13,588,345)	$625,470	$—	$—	$625,470
DTBK	Total Return Basket Swaps Contracts	2,375,837	(729,929)	1,645,908	—	(1,645,908)	—
GSIN	Total Return Swap Contracts	45,130	(45,130)	—
	Total Return Basket Swaps Contracts	23,484,880	(6,043,419)	17,441,461
	Total GSIN	23,530,010	(6,088,549)	17,441,461	—	(17,441,461)	—
JPMC	Forward Foreign Currency Exchange Contracts	21,216,066	(20,398,334)	817,732
	Total Return Swap Contracts	544,629	(53,847)	490,782
	Total Return Basket Swaps Contracts	132,526,607	(15,604,936)	116,921,671
	Total JPMC	154,287,302	(36,057,117)	118,230,185	—	(118,230,185)	—
MLIN	Total Return Swap Contracts	46,993	(36,390)	10,603	—	(10,603)	—
MSCS	Total Return Swap Contracts	1,735,963	(802,573)	933,390	—	(933,390)	—
MSIP	Total Return Basket Swaps Contracts	293,477	(138,269)	155,208	—	—	155,208
Total financial instruments subject to a master netting arrangement or similar arrangement		196,483,397	(57,441,172)	139,042,225	—	(138,261,547)	780,678

(a)	In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from the counterparty. Total additional collateral received was $ 874,890.
(b)	In accordance with GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $ 669,264,134.

AQR Funds	Semi-Annual Report	June 2018

Notes to Financial Statements	June 30, 2018 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE OFFSHORE FUND LTD.

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF ASSETS	FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED (a)	NET AMOUNT
CITI	Total Return Swap Contracts	$1,063,569	$(82,545)	$981,024	$—	$(981,024)	$—
GSIN	Total Return Swap Contracts	2,068,416	(561,059)	1,507,357	—	—	1,507,357
MACQ	Total Return Swap Contracts	762,084	(209,978)	552,106	—	—	552,106
MLIN	Total Return Swap Contracts	157,692	(80,745)	76,947	—	—	76,947
SOCG	Total Return Swap Contracts	361,714	(361,714)	—	—	—	—
Total financial instruments subject to a master netting arrangement or similar arrangement		4,413,475	(1,296,041)	3,117,434	—	(981,024)	2,136,410

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED (b)	NET AMOUNT
CITI	Total Return Swap Contracts	$82,545	$(82,545)	$—	$—	$—	$—
GSIN	Total Return Swap Contracts	561,059	(561,059)	—	—	—	—
MACQ	Total Return Swap Contracts	209,978	(209,978)	—	—	—	—
MLIN	Total Return Swap Contracts	80,745	(80,745)	—	—	—	—
SOCG	Total Return Swap Contracts	459,841	(361,714)	98,127	—	(98,127)	—
Total financial instruments subject to a master netting arrangement or similar arrangement		1,394,168	(1,296,041)	98,127	—	(98,127)	—

(a)	In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from the counterparty. Total additional collateral received was $ 128,976.
(b)	In accordance with GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $ 5,202,199.

AQR RISK-BALANCED COMMODITIES STRATEGY OFFSHORE FUND LTD.

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF ASSETS	FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED	NET AMOUNT
CITI	Total Return Swap Contracts	$404,608	$(404,608)	$—	$—	$—	$—
GSIN	Total Return Swap Contracts	46,113	(46,113)	—	—	—	—
MACQ	Total Return Swap Contracts	99,002	(99,002)	—	—	—	—
SOCG	Total Return Swap Contracts	410,007	(410,007)	—	—	—	—
Total financial instruments subject to a master netting arrangement or similar arrangement		959,730	(959,730)	—	—	—	—

AQR Funds	Semi-Annual Report	June 2018

Notes to Financial Statements	June 30, 2018 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY OFFSHORE FUND LTD. (continued)

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED (a)	NET AMOUNT
CITI	Total Return Swap Contracts	$2,242,559	$(404,608)	$1,837,951	$—	$(1,837,951)	$—
GSIN	Total Return Swap Contracts	409,803	(46,113)	363,690	—	(363,690)	—
MACQ	Total Return Swap Contracts	1,523,966	(99,002)	1,424,964	—	(1,424,964)	—
SOCG	Total Return Swap Contracts	748,665	(410,007)	338,658	—	(338,658)	—
Total financial instruments subject to a master netting arrangement or similar arrangement		4,924,993	(959,730)	3,965,263	—	(3,965,263)	—

(a)	In accordance with GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $ 3,165,644.

AQR RISK PARITY FUND

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF ASSETS	FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED	NET AMOUNT
CITI	Forward Foreign Currency Exchange Contracts	$660,342	$(660,342)	$—
	Interest Rate Swap Contracts	522,903	(522,903)	—
	Total CITI	1,183,245	(1,183,245)	—	$—	$—	$—
GSIN	Total Return Swap Contracts	611	—	611	—	—	611
JPMC	Forward Foreign Currency Exchange Contracts	993,238	(993,238)	—
	Total Return Swap Contracts	4,806	(1,354)	3,452
	Total JPMC	998,044	(994,592)	3,452	—	—	3,452
MLIN	Total Return Swap Contracts	7,677	(7,677)	—	—	—	—
MSCS	Total Return Swap Contracts	8,029	(8,029)	—	—	—	—
Total financial instruments subject to a master netting arrangement or similar arrangement		2,197,606	(2,193,543)	4,063	—	—	4,063

AQR Funds	Semi-Annual Report	June 2018

Notes to Financial Statements	June 30, 2018 (Unaudited)

AQR RISK PARITY FUND (continued)

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED (a)	NET AMOUNT
CITI	Forward Foreign Currency Exchange Contracts	$938,563	$(660,342)	$278,221
	Interest Rate Swap Contracts	948,005	(522,903)	425,102
	Total CITI	1,886,568	(1,183,245)	703,323	$—	$(703,323)	$—
JPMC	Forward Foreign Currency Exchange Contracts	1,407,710	(993,238)	414,472
	Total Return Swap Contracts	1,354	(1,354)	—
	Total JPMC	1,409,064	(994,592)	414,472	—	(414,472)	—
MLIN	Total Return Swap Contracts	46,038	(7,677)	38,361	—	(38,361)	—
MSCS	Total Return Swap Contracts	225,422	(8,029)	217,393	—	(217,393)	—
Total financial instruments subject to a master netting arrangement or similar arrangement		3,567,092	(2,193,543)	1,373,549	—	(1,373,549)	—

(a)	In accordance with GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $ 12,756,229.

AQR RISK PARITY OFFSHORE FUND LTD.

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF ASSETS	FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED	NET AMOUNT
CITI	Total Return Swap Contracts	$92,223	$(92,223)	$—	$—	$—	$—
GSIN	Total Return Swap Contracts	45,477	(45,477)	—	—	—	—
MACQ	Total Return Swap Contracts	72,588	(72,588)	—	—	—	—
MLIN	Total Return Swap Contracts	133,580	(133,580)	—	—	—	—
SOCG	Total Return Swap Contracts	88,240	(88,240)	—	—	—	—
Total financial instruments subject to a master netting arrangement or similar arrangement		432,108	(432,108)	—	—	—	—

AQR Funds	Semi-Annual Report	June 2018

Notes to Financial Statements	June 30, 2018 (Unaudited)

AQR RISK PARITY OFFSHORE FUND LTD. (continued)

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED (a)	NET AMOUNT
CITI	Total Return Swap Contracts	$201,232	$(92,223)	$109,009	$—	$(109,009)	$—
GSIN	Total Return Swap Contracts	402,251	(45,477)	356,774	—	(356,774)	—
MACQ	Total Return Swap Contracts	436,981	(72,588)	364,393	—	(364,393)	—
MLIN	Total Return Swap Contracts	379,811	(133,580)	246,231	—	(246,231)	—
SOCG	Total Return Swap Contracts	612,697	(88,240)	524,457	—	(524,457)	—
Total financial instruments subject to a master netting arrangement or similar arrangement		2,032,972	(432,108)	1,600,864	—	(1,600,864)	—

(a)	In accordance with GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $ 2,234,849.

AQR RISK PARITY II HV FUND

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF ASSETS	FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED (a)	NET AMOUNT
CITI	Forward Foreign Currency Exchange Contracts	$32,584	$(4,585)	$27,999	$—	$(27,999)	$—
GSIN	Total Return Swap Contracts	2,097	(2,097)	—	—	—	—
JPMC	Forward Foreign Currency Exchange Contracts	48,869	(6,879)	41,990	—	—	41,990
MLIN	Total Return Swap Contracts	388	(388)	—	—	—	—
Total financial instruments subject to a master netting arrangement or similar arrangement		83,938	(13,949)	69,989	—	(27,999)	41,990

AQR Funds	Semi-Annual Report	June 2018

Notes to Financial Statements	June 30, 2018 (Unaudited)

AQR RISK PARITY II HV FUND (continued)

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED (b)	NET AMOUNT
CITI	Forward Foreign Currency Exchange Contracts	$4,585	$(4,585)	$—
	Reverse Repurchase Agreements	3,146,003	—	3,146,003
	Total CITI	3,150,588	(4,585)	3,146,003	$(3,146,003)	$—	$—
JPMC	Forward Foreign Currency Exchange Contracts	6,879	(6,879)	—	—	—	—
GSIN	Total Return Swap Contracts	29,606	(2,097)	27,509	—	(27,509)	—
MLIN	Total Return Swap Contracts	44,427	(388)	44,039	—	(44,039)	—
MPFS	Reverse Repurchase Agreements	5,398,075	—	5,398,075	(5,398,075)	—	—
MSCL	Reverse Repurchase Agreements	3,509,012	—	3,509,012	(3,509,012)	—	—
Total financial instruments subject to a master netting arrangement or similar arrangement		12,138,587	(13,949)	12,124,638	(12,053,090)	(71,548)	—

(a)	In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from the counterparty. Total additional collateral received was $ 22,001.
(b)	In accordance with GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $ 1,072,522.

AQR RISK PARITY II HV OFFSHORE FUND LTD.

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF ASSETS	FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED	NET AMOUNT
CITI	Total Return Swap Contracts	$8,912	$(8,912)	$—	$—	$—	$—
GSIN	Total Return Swap Contracts	17,515	(17,515)	—	—	—	—
MACQ	Total Return Swap Contracts	25,849	(25,849)	—	—	—	—
SOCG	Total Return Swap Contracts	42,948	(42,948)	—	—	—	—
Total financial instruments subject to a master netting arrangement or similar arrangement		95,224	(95,224)	—	—	—	—

AQR Funds	Semi-Annual Report	June 2018

Notes to Financial Statements	June 30, 2018 (Unaudited)

AQR RISK PARITY II HV OFFSHORE FUND LTD. (continued)

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED (a)	NET AMOUNT
CITI	Total Return Swap Contracts	$113,899	$(8,912)	$104,987	$—	$(104,987)	$—
GSIN	Total Return Swap Contracts	77,565	(17,515)	60,050	—	(60,050)	—
MACQ	Total Return Swap Contracts	179,832	(25,849)	153,983	—	(153,983)	—
SOCG	Total Return Swap Contracts	100,591	(42,948)	57,643	—	(57,643)	—
Total financial instruments subject to a master netting arrangement or similar arrangement		471,887	(95,224)	376,663	—	(376,663)	—

(a)	In accordance with GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $ 404,996.

AQR RISK PARITY II MV FUND

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF ASSETS	FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED (a)	NET AMOUNT
CITI	Forward Foreign Currency Exchange Contracts	$34,974	$(4,475)	$30,499	$—	$(30,499)	$—
GSIN	Total Return Swap Contracts	4,694	(4,694)	—	—	—	—
JPMC	Forward Foreign Currency Exchange Contracts	52,454	(6,712)	45,742	—	—	45,742
MLIN	Total Return Swap Contracts	1,833	(1,833)	—	—	—	—
Total financial instruments subject to a master netting arrangement or similar arrangement		93,955	(17,714)	76,241	—	(30,499)	45,742

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED (b)	NET AMOUNT
CITI	Forward Foreign Currency Exchange Contracts	$4,475	$(4,475)	$—	$—	$—	$—
GSIN	Total Return Swap Contracts	15,909	(4,694)	11,215	—	(11,215)	—
JPMC	Forward Foreign Currency Exchange Contracts	6,712	(6,712)	—	—	—	—
MLIN	Total Return Swap Contracts	65,054	(1,833)	63,221	—	(63,221)	—
Total financial instruments subject to a master netting arrangement or similar arrangement		92,150	(17,714)	74,436	—	(74,436)	—

(a)	In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from the counterparty. Total additional collateral received was $ 19,501.
(b)	In accordance with GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $ 921,520.

AQR Funds	Semi-Annual Report	June 2018

Notes to Financial Statements	June 30, 2018 (Unaudited)

AQR RISK PARITY II MV OFFSHORE FUND LTD.

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF ASSETS	FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED	NET AMOUNT
CITI	Total Return Swap Contracts	$11,609	$(11,609)	$—	$—	$—	$—
GSIN	Total Return Swap Contracts	18,404	(18,404)	—	—	—	—
MACQ	Total Return Swap Contracts	33,085	(33,085)	—	—	—	—
SOCG	Total Return Swap Contracts	23,048	(23,048)	—	—	—	—
Total financial instruments subject to a master netting arrangement or similar arrangement		86,146	(86,146)	—	—	—	—

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED (a)	NET AMOUNT
CITI	Total Return Swap Contracts	$111,634	$(11,609)	$100,025	$—	$(100,025)	$—
GSIN	Total Return Swap Contracts	82,660	(18,404)	64,256	—	(64,256)	—
MACQ	Total Return Swap Contracts	166,927	(33,085)	133,842	—	(133,842)	—
SOCG	Total Return Swap Contracts	105,697	(23,048)	82,649	—	(82,649)	—
Total financial instruments subject to a master netting arrangement or similar arrangement		466,918	(86,146)	380,772	—	(380,772)	—

(a)	In accordance with GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $ 551,179.

AQR Funds	Semi-Annual Report	June 2018

Notes to Financial Statements	June 30, 2018 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF ASSETS	FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED (a)	NET AMOUNT
CITI	Forward Foreign Currency Exchange Contracts	$22,774,200	$(22,774,200)	$—	$—	$—	$—
GSIN	Total Return Swap Contracts	1,341,242	(1,054,937)	286,305
	Total Return Basket Swap Contracts	1,574,412	(1,574,412)	—
	Total GSIN	2,915,654	(2,629,349)	286,305	—	(286,305)	—
JPMC	Forward Foreign Currency Exchange Contracts	34,159,857	(34,159,857)	—
	Total Return Basket Swap Contracts	1,258,115	—	1,258,115
	Total JPMC	35,417,972	(34,159,857)	1,258,115	—	—	1,258,115
MLIN	Total Return Swap Contracts	2,557,049	(2,557,049)	—	—	—	—
MSIP	Total Return Basket Swap Contracts	23,442,001	(23,442,001)	—	—	—	—
Total financial instruments subject to a master netting arrangement or similar arrangement		87,106,876	(85,562,456)	1,544,420	—	(286,305)	1,258,115

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED (b)	NET AMOUNT
CITI	Forward Foreign Currency Exchange Contracts	$29,152,650	$(22,774,200)	$6,378,450	$—	$(6,378,450)	$—
GSIN	Total Return Swap Contracts	1,054,937	(1,054,937)	—
	Total Return Basket Swap Contracts	98,946,281	(1,574,412)	97,371,869
	Total GSIN	100,001,218	(2,629,349)	97,371,869	—	(97,371,869)	—
JPMC	Forward Foreign Currency Exchange Contracts	43,732,033	(34,159,857)	9,572,176
	Total Return Swap Contracts	84,040	—	84,040
	Total JPMC	43,816,073	(34,159,857)	9,656,216	—	(9,656,216)	—
MLIN	Total Return Swap Contracts	6,451,812	(2,557,049)	3,894,763	—	(3,894,763)	—
MSIP	Total Return Basket Swap Contracts	34,116,956	(23,442,001)	10,674,955	—	(10,674,955)	—
Total financial instruments subject to a master netting arrangement or similar arrangement		213,538,709	(85,562,456)	127,976,253	—	(127,976,253)	—

(a)	In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from the counterparty. Total additional collateral received was $ 763,695.
(b)	In accordance with GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $ 835,045,230.

AQR Funds	Semi-Annual Report	June 2018

Notes to Financial Statements	June 30, 2018 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE OFFSHORE FUND LTD.

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF ASSETS	FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED	NET AMOUNT
CITI	Total Return Swap Contracts	$364,486	$(364,486)	$—	$—	$—	$—
GSIN	Total Return Swap Contracts	4,142,398	(3,574,351)	568,047	—	(470,000)	98,047
MACQ	Total Return Swap Contracts	813,538	—	813,538	—	—	813,538
SOCG	Total Return Swap Contracts	1,268,273	(1,050,870)	217,403	—	—	217,403
Total financial instruments subject to a master netting arrangement or similar arrangement		6,588,695	(4,989,707)	1,598,988	—	(470,000)	1,128,988

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED (a)	NET AMOUNT
CITI	Total Return Swap Contracts	$6,755,906	$(364,486)	$6,391,420	$—	$(6,391,420)	$—
GSIN	Total Return Swap Contracts	3,574,351	(3,574,351)	—	—	—	—
SOCG	Total Return Swap Contracts	1,050,870	(1,050,870)	—	—	—	—
Total financial instruments subject to a master netting arrangement or similar arrangement		11,381,127	(4,989,707)	6,391,420	—	(6,391,420)	—

(a)	In accordance with GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $ 10,972,763.

AQR STYLE PREMIA ALTERNATIVE LV FUND

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF ASSETS	FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED (a)	NET AMOUNT
CITI	Forward Foreign Currency Exchange Contracts	$1,095,029	$(1,095,029)	$—	$—	$—	$—
GSIN	Total Return Swap Contracts	5,776	—	5,776
	Total Return Basket Swap Contracts	82,297	(82,297)	—
	Total GSIN	88,073	(82,297)	5,776	—	—	5,776
JPMC	Forward Foreign Currency Exchange Contracts	1,643,296	(1,643,296)	—	—	—	—
MLIN	Total Return Swap Contracts	101,311	(7,790)	93,521	—	—	93,521
MSCS	Total Return Swap Contracts	28,087	(28,087)	—	—	—	—
Total financial instruments subject to a master netting arrangement or similar arrangement		2,955,796	(2,856,499)	99,297	—	—	99,297

AQR Funds	Semi-Annual Report	June 2018

Notes to Financial Statements	June 30, 2018 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND (continued)

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED (b)	NET AMOUNT
CITI	Forward Foreign Currency Exchange Contracts	$1,326,259	$(1,095,029)	$231,230	$—	$(231,230)	$—
GSIN	Total Return Basket Swap Contracts	11,801,496	(82,297)	11,719,199	—	(11,719,199)	—
JPMC	Forward Foreign Currency Exchange Contracts	1,989,224	(1,643,296)	345,928
	Total Return Swap Contracts	9,039	—	9,039
	Total JPMC	1,998,263	(1,643,296)	354,967	—	(354,967)	—
MLIN	Total Return Swap Contracts	7,790	(7,790)	—	—	—	—
MSCS	Total Return Swap Contracts	346,922	(28,087)	318,835	—	(318,835)	—
Total financial instruments subject to a master netting arrangement or similar arrangement		15,480,730	(2,856,499)	12,624,231	—	(12,624,231)	—

(a)	In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from the counterparty. Total additional collateral received was $ 26,166.
(b)	In accordance with GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $ 45,634,966.

AQR STYLE PREMIA ALTERNATIVE LV OFFSHORE FUND LTD.

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF ASSETS	FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED	NET AMOUNT
GSIN	Total Return Swap Contracts	$164,109	$(164,109)	$—	$—	$—	$—
MACQ	Total Return Swap Contracts	63,414	—	63,414	—	—	63,414
SOCG	Total Return Swap Contracts	104,663	(85,569)	19,094	—	—	19,094
Total financial instruments subject to a master netting arrangement or similar arrangement		332,186	(249,678)	82,508	—	—	82,508

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED (a)	NET AMOUNT
CITI	Total Return Swap Contracts	$285,064	$—	$285,064	$—	$(285,064)	$—
GSIN	Total Return Swap Contracts	165,427	(164,109)	1,318	—	(1,318)	—
SOCG	Total Return Swap Contracts	85,569	(85,569)	—	—	—	—
Total financial instruments subject to a master netting arrangement or similar arrangement		536,060	(249,678)	286,382	—	(286,382)	—

(a)	In accordance with GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $ 518,804.

AQR Funds	Semi-Annual Report	June 2018

Notes to Financial Statements	June 30, 2018 (Unaudited)

For the period ended June 30, 2018, the quarterly average notional values of the derivatives held by the Funds were as follows:

Derivatives Volume Disclosure*

	AQR ALTERNATIVE RISK PREMIA FUND	AQR DIVERSIFIED ARBITRAGE FUND	AQR EQUITY MARKET NEUTRAL FUND	AQR GLOBAL MACRO FUND	AQR LONG- SHORT EQUITY FUND	AQR MULTI- STRATEGY ALTERNATIVE FUND	AQR RISK- BALANCED COMMODITIES STRATEGY FUND
Futures Contracts:
Average Notional Balance—Long	$120,436,135	$—	$84,331,501	$42,911,209	$2,320,154,273	$4,580,600,063	$519,007,358
Average Notional Balance—Short	119,844,556	118,908,329	14,334,880	83,875,007	4,861,648	5,588,249,782	115,345,984
Ending Notional Balance—Long	243,164,031	—	—	71,602,481	2,174,309,065	4,366,086,860	715,866,230
Ending Notional Balance—Short	164,019,897	126,184,553	—	122,170,383	—	4,606,951,259	177,058,801
Forward Foreign Currency Exchange Contracts:
Average Settlement Value—Purchased	102,923,485	664,421	47,623,992	33,689,419	1,087,426,807	2,269,129,082	—
Average Settlement Value—Sold	107,465,374	6,002,088	141,970,317	39,087,204	93,608,038	2,354,917,698	—
Ending Value—Purchased	151,439,756	1,069,086	66,735,679	33,873,814	1,152,915,810	2,034,670,895	—
Ending Value—Sold	189,440,533	6,532,306	170,183,218	44,868,304	183,616,856	2,383,050,055	—
Exchange-Traded Options:
Average Number of Contracts— Written	453	—	—	—	—	183	—
Ending Number of Contracts— Written	565	—	—	—	—	—	—
Credit Default Swaps:
Average Notional Balance—Buy Protection	—	14,950,000	—	—	—	315,067,991	—
Average Notional Balance—Sell Protection	—	—	—	—	—	226,707,010	—
Ending Notional Balance—Buy Protection	—	15,850,000	—	—	—	395,064,976	—
Ending Notional Balance—Sell Protection	—	—	—	—	—	266,907,617	—
Total Return Swaps:
Average Notional Balance—Long	19,753,394	—	—	4,974,724	166,251,809	250,669,521	73,443,505
Average Notional Balance—Short	1,032,390	—	—	742,592	488,811	340,843,224	30,300,418
Ending Notional Balance—Long	25,037,340	—	—	4,448,582	183,758,328	108,145,917	54,838,212
Ending Notional Balance—Short	8,057,399	—	—	907,746	402,936	271,923,374	19,771,295
Interest Rate-Related Swaps (Interest Rate Swaps):
Average Notional Balance—Pays Fixed rate	—	—	—	239,875,741	—	—	—
Average Notional Balance—Receives Fixed rate	—	—	—	160,211,730	—	—	—
Ending Notional Balance—Pays Fixed Rate	—	—	—	243,276,184	—	—	—
Ending Notional Balance—Receives Fixed Rate	—	—	—	164,331,070	—	—	—
Total Return Basket Swaps:
Average Notional of Underlying Positions—Long	—	190,964,128	2,591,300,029	—	6,887,753,460	4,897,175,480	—
Average Notional of Underlying Positions—Short	—	69,753,345	2,431,379,883	—	6,482,266,143	4,089,608,786	—
Ending Notional Balance—Long	—	205,431,923	2,285,226,721	—	5,347,017,931	4,473,644,740	—
Ending Notional Balance—Short	—	95,320,624	2,176,867,468	—	5,234,297,986	3,756,057,135	—

AQR Funds	Semi-Annual Report	June 2018

Notes to Financial Statements	June 30, 2018 (Unaudited)

	AQR RISK PARITY FUND	AQR RISK PARITY II HV FUND	AQR RISK PARITY II MV FUND	AQR STYLE PREMIA ALTERNATIVE FUND	AQR STYLE PREMIA ALTERNATIVE LV FUND
Futures Contracts:
Average Notional Balance—Long	$576,584,066	$135,901,849	$135,627,290	$19,450,763,505	$1,003,750,871
Average Notional Balance—Short	21,602,279	3,867,705	2,554,612	13,700,117,722	711,600,449
Ending Notional Balance—Long	537,694,630	121,547,168	133,358,263	23,054,085,574	1,213,905,323
Ending Notional Balance—Short	16,540,522	2,986,340	2,740,058	14,086,406,485	783,214,788
Forward Foreign Currency Exchange Contracts:
Average Settlement Value—Purchased	144,033,501	686,959	339,206	3,844,070,972	183,939,309
Average Settlement Value—Sold	144,295,924	12,864,583	12,188,479	4,006,449,241	197,303,730
Ending Value— Purchased	97,891,608	178,741	179,916	4,186,807,941	191,865,615
Ending Value—Sold	123,639,039	12,075,564	12,268,117	4,508,213,511	216,718,164
Credit Default Swaps:
Average Notional Balance—Buy Protection	—	—	—	—	—
Average Notional Balance—Sell Protection	356,454,796	—	—	—	—
Ending Notional Balance—Buy Protection	—	—	—	—	—
Ending Notional Balance—Sell Protection	355,559,007	—	—	—	—
Total Return Swaps:
Average Notional Balance—Long	61,252,986	13,384,311	13,675,090	767,665,795	39,206,175
Average Notional Balance—Short	11,620,185	2,486,478	2,344,876	665,039,929	32,178,968
Ending Notional Balance—Long	45,088,544	10,445,076	11,089,711	601,551,617	31,312,790
Ending Notional Balance—Short	6,838,591	1,571,254	1,178,475	597,404,324	35,353,396
Interest Rate-Related Swaps (Interest Rate Swaps):
Average Notional Balance—Pays Fixed rate	43,639,574	—	—	—	—
Average Notional Balance—Receives Fixed rate	189,805,890	—	—	—	—
Ending Notional Balance—Pays Fixed Rate	69,757,593	—	—	—	—
Ending Notional Balance—Receives Fixed Rate	187,827,117	—	—	—	—
Total Return Basket Swaps:
Average Notional of Underlying Positions—Long	—	—	—	4,816,835,249	246,041,776
Average Notional of Underlying Positions—Short	—	—	—	4,266,402,347	212,598,153
Ending Notional Balance—Long	—	—	—	3,812,704,177	248,710,175
Ending Notional Balance—Short	—	—	—	3,684,738,442	215,374,040

*	Notional values as of each quarter end are used to calculate the average represented.

9. Investment Advisory and Other Agreements

The Adviser serves as the investment adviser to each of the Funds pursuant to the Third Amended and Restated Investment Management Agreement, dated January 29, 2017 as amended, entered into by the Trust, on behalf of certain Funds (the “Investment Management Agreement”) and the Investment Management Agreement II, dated November 13, 2015, as amended, entered into by the Trust, on behalf of certain Funds (the “Investment Management Agreement II,” together with the Investment Management Agreement, the “Advisory Agreement”). Under the Advisory Agreement, the Adviser furnishes a continuous investment program for each Fund’s portfolio, makes day-to-day investment decisions for the Funds, and manages the Funds’ investments in accordance with the stated policies of each Fund. The Adviser is also responsible for selecting brokers and dealers to execute purchase and sale orders for the portfolio transactions of each Fund, subject to its obligation to seek best execution, and also provides certain other administrative services to each Fund. The Adviser provides persons satisfactory to the Funds’ Board to serve as officers of the Funds.

AQR Funds	Semi-Annual Report	June 2018

Notes to Financial Statements	June 30, 2018 (Unaudited)

Pursuant to the Advisory Agreement, the Funds currently pay the Investment Advisory fee calculated on the average daily net assets for each Fund, in the annual ratios below:

FUND	RATIO
AQR Alternative Risk Premia Fund	1.20%
AQR Diversified Arbitrage Fund	1.00
AQR Equity Market Neutral Fund	1.10
AQR Global Macro Fund	1.25
AQR Long-Short Equity Fund	1.10
AQR Multi-Strategy Alternative Fund	1.80
AQR Risk-Balanced Commodities Strategy Fund	0.80
AQR Risk Parity Fund	0.75	(a)
AQR Risk Parity II HV Fund	0.95	(b)
AQR Risk Parity II MV Fund	0.75	(c)
AQR Style Premia Alternative Fund	1.35
AQR Style Premia Alternative LV Fund	0.65

(a)	The AQR Risk Parity Fund Advisory Fee is based on the following two tier structure. The first tier charges 0.75% on the first $1 billion of net assets and the second tier charges 0.70% on net assets in excess of $1 billion.
(b)	The AQR Risk Parity II HV Fund Advisory Fee is based on the following three tier structure. The first tier charges 0.95% of the first $1 billion of net assets; the second tier charges 0.925% on net assets in excess of the $1 billion, up to $3 billion; and the third tier charges 0.90% on net assets in excess of $3 billion.
(c)	The AQR Risk Parity II MV Fund Advisory Fee is based on the following three tier structure. The first tier charges 0.75% of the first $1 billion of net assets; the second tier charges 0.725% on net assets in excess of the $1 billion, up to $3 billion; and the third tier charges 0.70% on net assets in excess of $3 billion.

The Trust and the Adviser have entered into a Fee Waiver and Expense Reimbursement Agreement (“Fee Waiver Agreement”) whereby the Adviser has agreed to waive its fee and/or reimburse each Fund at least through April 30, 2019 for Class I, N and R6 shares, respectively, unless otherwise noted. Pursuant to the Fee Waiver Agreement, the Adviser has agreed to waive and/or reimburse each Fund to the extent that the total annual fund operating expense ratios (including the consolidated expenses of the Subsidiaries), exclusive of interest, taxes, borrowing costs, acquired fund fees and expenses, dividend and interest expense related to short sales, and extraordinary expenses exceed the following ratios:

FUND	CLASS I	CLASS N	CLASS R6
AQR Alternative Risk Premia Fund	1.40%	1.65%	1.30%
AQR Diversified Arbitrage Fund	1.20	1.45	1.10
AQR Equity Market Neutral Fund	1.30	1.55	1.20
AQR Global Macro Fund	1.45	1.70	1.35
AQR Long-Short Equity Fund	1.30	1.55	1.20
AQR Multi-Strategy Alternative Fund	1.98	2.23	1.88
AQR Risk-Balanced Commodities Strategy Fund	1.00	1.25	0.90
AQR Risk Parity Fund	0.95	1.20	0.85
AQR Risk Parity II HV Fund	1.15	1.40	1.05
AQR Risk Parity II MV Fund	0.95	1.20	0.85
AQR Style Premia Alternative Fund	1.50	1.75	1.40
AQR Style Premia Alternative LV Fund	0.85	1.10	0.75

For the period ended June 30, 2018 the Funds’ Adviser waived fees and/or reimbursed expenses for each of the Funds as follows:

FUND	INVESTMENT ADVISORY FEES WAIVED	EXPENSE REIMBURSEMENTS	TOTAL
AQR Alternative Risk Premia Fund	$73,308	$2,667	$75,975
AQR Diversified Arbitrage Fund	138,116	1,404	139,520
AQR Global Macro Fund	107,176	1,079	108,255
AQR Risk-Balanced Commodities Strategy Fund	7,397	4,789	12,186
AQR Risk Parity Fund	7,100	—	7,100
AQR Risk Parity II HV Fund	86,453	1,321	87,774
AQR Risk Parity II MV Fund	77,610	7	77,617
AQR Style Premia Alternative Fund	58,020	—	58,020

AQR Funds	Semi-Annual Report	June 2018

Notes to Financial Statements	June 30, 2018 (Unaudited)

The Trust, in turn, agreed that the Funds will repay the fee waiver/expense reimbursement to the Adviser. A repayment shall be payable only to the extent it can be made during the thirty-six months following the applicable month during which the Adviser waived fees or reimbursed the applicable Fund for its operating expenses under the Agreement. Such repayment shall be made only out of the class of the Fund for which the applicable fee waiver and expense reimbursement was made. Repayments with respect to a Fund must be limited to amounts that do not cause the aggregate operating expenses of the Fund attributable to a share class during a year in which such repayment is made to exceed the lesser of (i) the applicable limits in effect at the time of the waiver and/or reimbursement, or (ii) the applicable limits in effect at the time of recapture.

For the period ended June 30, 2018, the amounts waived and reimbursed by the Adviser, as well as the amounts available for potential future recoupment by the Adviser and the expiration schedule at June 30, 2018 are as follows:

	FEES WAIVED/ REIMBURSED FOR THE PERIOD ENDED JUNE 30, 2018	TOTAL POTENTIAL RECOUPMENT AMOUNT JUNE 30, 2018	POTENTIAL RECOUPMENT AMOUNTS EXPIRING JUNE 30
			2018	2019	2020	2021

AQR ALTERNATIVE RISK PREMIA FUND
Class I	$39,251	$59,799	$—	$—	$20,548	$39,251
Class N	1,811	8,466	—	—	6,655	1,811
Class R6	34,913	100,086	—	—	65,173	34,913

Totals	$75,975	$168,351	$—	$—	$92,376	$75,975

AQR DIVERSIFIED ARBITRAGE FUND
Class I	$111,450	$855,454	$141,836	$388,597	$213,571	$111,450
Class N	24,325	244,164	43,173	122,406	54,260	24,325
Class R6	3,745	9,777	—	2,251	3,781	3,745

Totals	$139,520	$1,109,395	$185,009	$513,254	$271,612	$139,520

AQR GLOBAL MACRO FUND
Class I	$41,240	$384,221	$45,712	$152,972	$144,297	$41,240
Class N	14,738	143,620	67,097	35,782	26,003	14,738
Class R6	52,277	154,064	113	25,395	76,279	52,277

Totals	$108,255	$681,905	$112,922	$214,149	$246,579	$108,255

AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Class I	$5,230	$174,852	$60,863	$55,960	$52,799	$5,230
Class N	609	10,111	2,067	3,059	4,376	609
Class R6	6,347	162,182	18,424	70,491	66,920	6,347

Totals	$12,186	$347,145	$81,354	$129,510	$124,095	$12,186

AQR RISK PARITY FUND
Class I	$6,362	$154,872	$20,193	$74,115	$54,202	$6,362
Class N	272	8,516	2,485	3,459	2,300	272
Class R6	466	4,527	—	—	4,061	466

Totals	$7,100	$167,915	$22,678	$77,574	$60,563	$7,100

AQR RISK PARITY II HV FUND
Class I	$64,682	$470,239	$82,852	$172,084	$150,621	$64,682
Class N	21,679	83,469	14,623	22,048	25,119	21,679
Class R6	1,413	23,874	4,428	8,791	9,242	1,413

Totals	$87,774	$577,582	$101,903	$202,923	$184,982	$87,774

AQR RISK PARITY II MV FUND
Class I	$74,151	$509,258	$92,088	$174,716	$168,303	$74,151
Class N	2,787	30,528	5,538	13,156	9,047	2,787
Class R6	679	3,310	79	1,181	1,371	679

Totals	$77,617	$543,096	$97,705	$189,053	$178,721	$77,617

AQR Funds	Semi-Annual Report	June 2018

Notes to Financial Statements	June 30, 2018 (Unaudited)

	FEES WAIVED/ REIMBURSED FOR THE PERIOD ENDED JUNE 30, 2018	TOTAL POTENTIAL RECOUPMENT AMOUNT JUNE 30, 2018	POTENTIAL RECOUPMENT AMOUNTS EXPIRING JUNE 30
			2018	2019	2020	2021
AQR STYLE PREMIA ALTERNATIVE FUND
Class I	$36,207	$1,144,726	$252,215	$499,572	$356,732	$36,207
Class N	2,030	81,943	9,022	44,692	26,199	2,030
Class R6	19,783	545,243	50,188	270,123	205,149	19,783

Totals	$58,020	$1,771,912	$311,425	$814,387	$588,080	$58,020

AQR STYLE PREMIA ALTERNATIVE LV FUND
Class I	$—	$267,040	$137,578	$79,631	$49,831	$—
Class N	—	41,026	22,896	11,465	6,665	—
Class R6	—	46,345	10,604	18,973	16,768	—

Totals	$—	$354,411	$171,078	$110,069	$73,264	$—

During the period ended June 30, 2018, the Funds recouped amounts as follows:

FUND	CLASS I	CLASS N	CLASS R6
AQR Diversified Arbitrage Fund	$10,750	$2,324	$403
AQR Equity Market Neutral Fund	—	8,883	15,107
AQR Multi-Strategy Alternative Fund	24,508	—	—
AQR Risk-Balanced Commodities Strategy Fund	329	52	478
AQR Risk Parity Fund	12,975	558	1,265
AQR Style Premia Alternative Fund	36,725	2,103	20,350
AQR Style Premia Alternative LV Fund	9,619	907	2,568

Pursuant to the Sub-Advisory Agreements between the Sub-Adviser, the Adviser and the Trust, the Adviser will pay the Sub-Adviser an annual fee, payable monthly, at the annual rate of 0.50% and 0.35% of the average daily net assets for the AQR Diversified Arbitrage Fund and the AQR Multi-Strategy Alternative Fund, respectively.

10. Distribution Plan

The Trust has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to the Class N shares of the Funds. The Plan allows for the payment of services related to the distribution and servicing of these shares at a rate of up to 0.25% per annum of the average daily net asset value of the Class N shares of the Funds.

11. Principal Risks and Concentrations

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). A Fund’s investments in financial derivatives and other financial instruments may expose the Fund to various elements of market risks which include interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. Convertible securities and nonconvertible income producing securities are subject to certain risks, including (i) if interest rates go up, the value of convertible securities and non-convertible income-producing securities in the Funds’ portfolio generally will decline; (ii) during periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled, forcing the Funds to reinvest in lower yielding securities (call or prepayment risk); and (iii) during periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments (extension risk).

Currency risk arises from the possibility that fluctuations in foreign exchange rates will affect the value of cash balances held in foreign currencies and non-U.S. denominated financial instruments. In addition, the Funds’ use of forward foreign currency exchange contracts may expose them to the risk that the value of the foreign currency changes unfavorably relative to the U.S. Dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Funds may invest in illiquid investments and may experience difficulty in selling those investments

AQR Funds	Semi-Annual Report	June 2018

Notes to Financial Statements	June 30, 2018 (Unaudited)

in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s net asset value to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the net asset value of a Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

Exposure to the commodities markets may subject a Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments and exchange-traded notes may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

In addition to market risk, the Funds may be exposed to the risk that one or more securities in the Funds’ portfolio will decline in price, or fail to pay interest or principal when due, because the issuer of the security experiences a decline in its financial status (credit risk). Credit risk is measured by the loss a Fund would record if the major financial institution or other counterparties failed to perform pursuant to terms of their obligations. Certain Funds may primarily maintain cash balances at one or several major financial institutions that may exceed federally insured limits and as such each of the Funds have credit risk associated with such financial institutions. In general, lower rated securities carry a greater degree of risk that the issuer will lose its ability to make interest and principal payments, which could have a negative impact on the Funds’ net asset value or dividends. The Funds minimize credit risk by monitoring credit exposure and collateral values, and by requiring additional collateral to be promptly deposited with or returned to each of the Funds when deemed necessary.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. By using derivative instruments, the Funds may be exposed to the risk that derivative counterparties may not perform in accordance with the contractual provisions offset by the value of any collateral received. The Funds’ exposure to credit risk associated with counterparty non-performance is limited to the unrealized gains inherent in such transactions that are recognized in the Statements of Assets and Liabilities. The counterparties to the Funds’ derivative investments may include affiliates of the Funds’ clearing brokers and other major financial institutions. While the Funds use multiple clearing brokers and counterparties, a concentration of credit risk may exist because of balances held and transactions with a limited number of clearing brokers and counterparties. The Funds minimize counterparty credit risk through credit limits and approvals, credit monitoring procedures, executing master netting arrangements and managing margin and collateral requirements, as appropriate.

In the normal course of business, the Funds may enter into agreements with certain counterparties for derivative transactions. A number of each Fund’s Master Agreements contain provisions that require each Fund to maintain a predetermined level of net assets, and/or provide limits regarding the decline of a Fund’s net asset value over specified time periods. If a Fund was to violate such provisions, the counterparties to the derivative instruments could request immediate payment or demand immediate collateralization on derivative instruments in net liability positions. If such events are not cured by the Fund or waived by the counterparties, they may decide to curtail or limit extension of credit, and the Fund may be forced to unwind its derivative positions which may result in material losses.

The Funds, at times, utilize substantial leverage in their investment program. Such leverage may take the form of trading on margin, investing in derivative instruments that are inherently leveraged, entering into reverse repurchase transactions and entering into other forms of direct and indirect borrowings. There is no guarantee that the Funds’ borrowing arrangement or other arrangements for obtaining leverage will continue to be available, or if available, will be available on terms and conditions acceptable to the Funds. Unfavorable economic conditions also could increase funding costs, limit access to the capital markets or result in a decision by lenders not to extend credit to the Funds. In addition, a decline in market value of the Funds’ assets may have particular adverse consequences in instances where they have borrowed money based on the market value of those assets. A decrease in market value of those assets may result in the lender (including derivative counterparties) requiring the Funds to post additional collateral or otherwise sell assets at a time when it may not be in the Funds’ best interest to do so.

The Adviser relies heavily on quantitative models and information and data supplied by third parties. When models and data prove to be incorrect or incomplete, any decisions made in reliance thereon may expose the Fund to potential risks. Such models may produce unexpected results, which can result in losses for a Fund.

Periodically, the Funds may be a party to legal actions arising in the ordinary course of business. The Funds are currently not subject to any actions that either individually or in the aggregate are expected to have a material impact on their results of operations, cash flows or financial condition.

12. Interfund Lending

Pursuant to an exemptive order issued by the Securities and Exchange Commission (the “SEC”), the Funds may participate in a joint lending and borrowing program (the “Interfund Lending Program”) to the extent such participation is consistent with each Fund’s investment objective and investment policies. This program allows the Funds to borrow money from and lend money to other AQR Funds that permit such transactions. All loans under the Interfund Lending Program are for temporary cash management or emergency purposes. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates, as calculated according to a formula established by the Board.

AQR Funds	Semi-Annual Report	June 2018

Notes to Financial Statements	June 30, 2018 (Unaudited)

No Fund may borrow or lend money through the Interfund Lending Program unless it receives a more favorable rate than is typically available for comparable borrowings from a bank or investments in U.S. Treasury bills, respectively.

A lending Fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing Fund through the Interfund Lending Program. A borrowing Fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets. If a borrowing Fund’s total outstanding borrowings exceed 10% of its total assets, the Fund must (i) repay all of its outstanding loans through the Interfund Lending Program, (ii) reduce its outstanding indebtedness to 10% or less of its total assets, or (iii) secure each of its outstanding borrowings through the Interfund Lending Program with collateral with a market value at least equal to 102% of the outstanding principal value of the loan.

The Funds are not required to borrow money under the Interfund Lending Program and may borrow under other arrangements, including their existing bank line of credit. This could result in a Fund borrowing money at a higher interest rate than it would have received under the Interfund Lending Program.

During the reporting period, the Funds did not utilize the Interfund Lending Program.

13. Line of Credit

Effective February 23, 2018 and terminating on February 22, 2019, the Trust renewed a committed syndicated line of credit (the “Agreement”) with Bank of America, N.A., as the Administrative Agent. Borrowing, if any, under this arrangement bears, as incurred, interest at the sum of (a) 1.0% per annum plus (b) the higher of (i) the Federal Funds Rate or (ii) the Eurodollar Rate, which is paid monthly. The maximum loan amount available to a Fund is the lesser of an amount which will not exceed the borrowing limits set forth in the Funds’ Prospectus and/or Registration Statement and will not cause the asset coverage ratio for any borrowings by a Fund to drop below the required amount under the Agreement (between 300-500% per Fund). The Agreement is subject to an annual commitment fee which is payable in arrears on a quarterly basis. In the event of a draw upon the line of credit, liquid assets of the borrowing Fund may be designated as collateral until its loan is repaid in full. The line of credit available is in the amount of $350,000,000, prior to February 23, 2018 the line of credit available was $300,000,000 at substantially similar terms. The Funds did not have any borrowings for the period ended June 30, 2018.

14. Principal Ownership

As of June 30, 2018, the Funds had individual shareholder and/or omnibus accounts owning more than 5% of the total shares outstanding of the Fund as follows:

FUND	NUMBER OF INDIVIDUAL SHAREHOLDERS AND/OR OMNIBUS ACCOUNTS	TOTAL PERCENTAGE INTEREST HELD
AQR Alternative Risk Premia Fund	3	90.39%
AQR Diversified Arbitrage Fund	5	87.73%
AQR Equity Market Neutral Fund	4	63.38%
AQR Global Macro Fund*	7	92.13%
AQR Long-Short Equity Fund	8	75.77%
AQR Multi-Strategy Alternative Fund	3	78.59%
AQR Risk Balanced Commodities Strategy Fund	6	84.71%
AQR Risk Parity Fund	4	76.82%
AQR Risk Parity II HV Fund	6	90.86%
AQR Risk Parity II MV Fund	5	90.06%
AQR Style Premia Alternative Fund	6	82.72%
AQR Style Premia Alternative LV Fund	7	91.36%

*	The percentage held by the Adviser and/or affiliates is 40.82%.

Significant shareholder transactions by these shareholders, if any, may impact the Funds’ performance.

15. New Accounting Pronouncements and Regulations

In October 2016, the Securities and Exchange Commission (the “SEC”) adopted Final Rule Release No. 33-10231, Investment Company Reporting Modernization in conjunction with Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs and Final Rule Release No. 33-10234, Investment Company Swing Pricing. Collectively, these rules modernize and enhance the reporting and disclosure of information by registered investment companies. The new rules will allow the SEC to more effectively collect and use data reported by funds, enhance disclosure regarding fund liquidity and redemption practices, and permit open-end funds to offer swing pricing, subject to board approval and review. The amendments to Regulation S-X were applied to the Funds’ financial statements with a reporting period date after August 1, 2018. The adoption had no effect on the Funds’ net assets or results of operations.

AQR Funds	Semi-Annual Report	June 2018

Notes to Financial Statements	June 30, 2018 (Unaudited)

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2017-08, Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”), which shortens the amortization period for the premium on certain purchased callable debt securities to the earliest call date. The update applies to securities with explicit, non-contingent call features that are callable at fixed prices and on preset dates. The Funds are required to apply ASU 2017-08 for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the impact of these changes on the financial statements, if any.

16. Subsequent Events

The Funds have evaluated subsequent events through the date of issuance of this report and have determined that there are no material events other than those noted above.

AQR Funds	Semi-Annual Report	June 2018

Fund Expense Examples (Unaudited)

As a shareholder of the Trust, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid for the Period Ending 06/30/18” to estimate the expenses you paid on your account during this period. Each Fund will indirectly bear its pro rata share of the expenses incurred by the underlying investments in which the Fund invests. These expenses are not included in the table.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The Fund will indirectly bear its pro rata share of the expenses incurred by the underlying investments in which the Fund invests. These expenses are not included in the table.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	BEGINNING ACCOUNT DATE VALUE	ENDING ACCOUNT VALUE 6/30/18	ANNUALIZED EXPENSE RATIO FOR THE PERIOD	EXPENSES PAID FOR THE PERIOD ENDING 6/30/18

AQR Alternative Risk Premia Fund

Class I
Actual Return	$1,000.00	$923.10	3.57%	$17.02
Hypothetical Return	$1,000.00	$1,007.09	3.57%	$17.77

Class N
Actual Return	$1,000.00	$922.10	3.82%	$18.21
Hypothetical Return	$1,000.00	$1,005.85	3.82%	$19.00

Class R6
Actual Return	$1,000.00	$923.20	3.47%	$16.55
Hypothetical Return	$1,000.00	$1,007.59	3.47%	$17.27
AQR Diversified Arbitrage Fund

Class I
Actual Return	$1,000.00	$1,035.10	2.04%	$10.29
Hypothetical Return	$1,000.00	$1,014.68	2.04%	$10.19

Class N
Actual Return	$1,000.00	$1,034.00	2.29%	$11.55
Hypothetical Return	$1,000.00	$1,013.44	2.29%	$11.43

Class R6
Actual Return	$1,000.00	$1,036.30	1.95%	$9.85
Hypothetical Return	$1,000.00	$1,015.12	1.95%	$9.74

AQR Funds	Semi-Annual Report	June 2018

Fund Expense Examples (Unaudited)

	BEGINNING ACCOUNT DATE VALUE	ENDING ACCOUNT VALUE 6/30/18	ANNUALIZED EXPENSE RATIO FOR THE PERIOD	EXPENSES PAID FOR THE PERIOD ENDING 6/30/18

AQR Equity Market Neutral Fund

Class I
Actual Return	$1,000.00	$914.30	2.19%	$10.39
Hypothetical Return	$1,000.00	$1,013.93	2.19%	$10.94

Class N
Actual Return	$1,000.00	$914.00	2.45%	$11.63
Hypothetical Return	$1,000.00	$1,012.65	2.45%	$12.23

Class R6
Actual Return	$1,000.00	$915.10	2.11%	$10.02
Hypothetical Return	$1,000.00	$1,014.33	2.11%	$10.54

AQR Global Macro Fund

Class I
Actual Return	$1,000.00	$1,078.90	1.44%	$7.42
Hypothetical Return	$1,000.00	$1,017.65	1.44%	$7.20

Class N
Actual Return	$1,000.00	$1,077.40	1.70%	$8.76
Hypothetical Return	$1,000.00	$1,016.36	1.70%	$8.50

Class R6
Actual Return	$1,000.00	$1,078.90	1.35%	$6.96
Hypothetical Return	$1,000.00	$1,018.10	1.35%	$6.76

AQR Long-Short Equity Fund

Class I
Actual Return	$1,000.00	$917.90	1.74%	$8.27
Hypothetical Return	$1,000.00	$1,016.17	1.74%	$8.70

Class N
Actual Return	$1,000.00	$916.70	2.00%	$9.50
Hypothetical Return	$1,000.00	$1,014.88	2.00%	$9.99

Class R6
Actual Return	$1,000.00	$918.00	1.65%	$7.85
Hypothetical Return	$1,000.00	$1,016.61	1.65%	$8.25

AQR Multi-Strategy Alternative Fund

Class I
Actual Return	$1,000.00	$916.00	2.40%	$11.40
Hypothetical Return	$1,000.00	$1,012.89	2.40%	$11.98

Class N
Actual Return	$1,000.00	$915.60	2.65%	$12.59
Hypothetical Return	$1,000.00	$1,011.65	2.65%	$13.22

Class R6
Actual Return	$1,000.00	$916.10	2.30%	$10.93
Hypothetical Return	$1,000.00	$1,013.39	2.30%	$11.48

AQR Risk-Balanced Commodities Strategy Fund

Class I
Actual Return	$1,000.00	$962.30	1.00%	$4.87
Hypothetical Return	$1,000.00	$1,019.84	1.00%	$5.01

Class N
Actual Return	$1,000.00	$960.40	1.25%	$6.08
Hypothetical Return	$1,000.00	$1,018.60	1.25%	$6.26

Class R6
Actual Return	$1,000.00	$962.40	0.90%	$4.38
Hypothetical Return	$1,000.00	$1,020.33	0.90%	$4.51

AQR Funds	Semi-Annual Report	June 2018

Fund Expense Examples (Unaudited)

	BEGINNING ACCOUNT DATE VALUE	ENDING ACCOUNT VALUE 6/30/18	ANNUALIZED EXPENSE RATIO FOR THE PERIOD	EXPENSES PAID FOR THE PERIOD ENDING 6/30/18

AQR Risk Parity Fund

Class I
Actual Return	$1,000.00	$981.70	0.95%	$4.67
Hypothetical Return	$1,000.00	$1,020.08	0.95%	$4.76

Class N
Actual Return	$1,000.00	$980.60	1.20%	$5.89
Hypothetical Return	$1,000.00	$1,018.84	1.20%	$6.01

Class R6
Actual Return	$1,000.00	$981.70	0.85%	$4.18
Hypothetical Return	$1,000.00	$1,020.58	0.85%	$4.26

AQR Risk Parity II HV Fund

Class I
Actual Return	$1,000.00	$995.50	1.54%	$7.62
Hypothetical Return	$1,000.00	$1,017.16	1.54%	$7.70

Class N
Actual Return	$1,000.00	$994.40	1.80%	$8.90
Hypothetical Return	$1,000.00	$1,015.87	1.80%	$9.00

Class R6
Actual Return	$1,000.00	$995.50	1.45%	$7.17
Hypothetical Return	$1,000.00	$1,017.60	1.45%	$7.25

AQR Risk Parity II MV Fund

Class I
Actual Return	$1,000.00	$1,002.20	0.95%	$4.72
Hypothetical Return	$1,000.00	$1,020.08	0.95%	$4.76

Class N
Actual Return	$1,000.00	$1,001.10	1.20%	$5.95
Hypothetical Return	$1,000.00	$1,018.84	1.20%	$6.01

Class R6
Actual Return	$1,000.00	$1,002.20	0.85%	$4.22
Hypothetical Return	$1,000.00	$1,020.58	0.85%	$4.26

AQR Style Premia Alternative Fund

Class I
Actual Return	$1,000.00	$926.80	2.26%	$10.80
Hypothetical Return	$1,000.00	$1,013.59	2.26%	$11.28

Class N
Actual Return	$1,000.00	$925.60	2.53%	$12.08
Hypothetical Return	$1,000.00	$1,012.25	2.53%	$12.62

Class R6
Actual Return	$1,000.00	$926.00	2.18%	$10.41
Hypothetical Return	$1,000.00	$1,013.98	2.18%	$10.89
AQR Style Premia Alternative LV Fund

Class I
Actual Return	$1,000.00	$965.90	1.22%	$5.95
Hypothetical Return	$1,000.00	$1,018.74	1.22%	$6.11

Class N
Actual Return	$1,000.00	$964.90	1.48%	$7.21
Hypothetical Return	$1,000.00	$1,017.46	1.48%	$7.40

Class R6
Actual Return	$1,000.00	$966.00	1.13%	$5.51
Hypothetical Return	$1,000.00	$1,019.19	1.13%	$5.66

Expenses are calculated using each Class’ annualized expense ratio, multiplied by the average account value for the period, multiplied by 181/365 (to reflect the one-half year period unless stated otherwise).

AQR Funds	Semi-Annual Report	June 2018

Investment Adviser

AQR Capital Management, LLC

Two Greenwich Plaza, 4th Floor

Greenwich, CT 06830

Sub-Adviser

CNH Partners, LLC

Two Greenwich Plaza, 3rd Floor

Greenwich, CT 06830

Transfer Agent

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Custodian

JPMorgan Chase Bank, N.A.

4 Metro Tech Center

Brooklyn, NY 11245

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Administrator

JPMorgan Chase Bank, N.A.

70 Fargo Street

Boston, MA 02210

Independent Registered Public Accounting Firm

PricewaterhouseCoopers, LLP

300 Madison Avenue

New York, NY 10017

You may obtain a description of the AQR Funds proxy voting, policies, procedures and information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ending June 30th of each year (available by August 31st of that year) without charge, upon request, by calling 1-866-290-2688 or visiting the funds website https://funds.aqr.com, or by accessing the SEC’s website at www.SEC.gov. Such reports may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 202-551-8090.

The Fund files complete schedules of the portfolio holdings with the SEC for the first and third quarters on Form N-Q. The Form N-Q is available without charge, upon request, by calling 1-800-SEC-0330, or by accessing the SEC’s website, at www.SEC.gov. It may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ objectives and policies, experienced of its management, marketability of shares and other information.

AQR Funds

P.O. Box 2248, Denver, CO 80201-2248  |  p: +1.866.290.2688  |  w: https://funds.aqr.com

Semi-Annual Report

June 30, 2018

AQR Managed Futures Strategy Fund

AQR Managed Futures Strategy HV Fund

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

INVESTMENTS	SHARES	VALUE ($)
SHORT-TERM INVESTMENTS - 97.6%
INVESTMENT COMPANIES - 11.3%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 1.80% (a)	21,842,450	21,842,450
Dreyfus Treasury & Agency Cash Management, Institutional Shares, 1.76% (a)	87,369,799	87,369,799
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 1.82% (a)(b)	439,762,363	439,762,363
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 1.75% (a)(b)	17,337,540	17,337,540
Limited Purpose Cash Investment Fund, 1.85% (a)(c)	366,746,923	366,746,923
UBS Select Treasury Preferred Fund, Class I, 1.76% (a)	109,212,249	109,212,249

TOTAL INVESTMENT COMPANIES (Cost $1,042,224,009)		1,042,271,324

	PRINCIPAL AMOUNT ($)
U.S. TREASURY OBLIGATIONS - 86.3%
U.S. Treasury Bills 1.59%, 7/5/2018 (d)	133,201,000	133,182,574
1.59%, 7/12/2018 (d)(e)	104,774,000	104,725,214
1.61%, 7/19/2018 (d)	231,315,000	231,125,208
1.63%, 7/26/2018 (d)(e)	1,057,777,000	1,056,558,790
1.64%, 8/2/2018 (d)(e)	1,547,445,000	1,545,033,663
1.66%, 8/9/2018 (d)(e)	369,196,000	368,485,759

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. TREASURY OBLIGATIONS - 86.3% (continued)
1.84%, 8/23/2018 (d)	162,833,000	162,404,047
1.85%, 8/30/2018 (d)	414,717,000	413,452,806
1.87%, 9/13/2018 (d)	1,013,332,000	1,009,468,956
1.97%, 9/20/2018 (d)(e)	143,186,000	142,589,391
1.91%, 9/27/2018 (d)	879,238,000	875,232,702
1.92%, 10/4/2018 (d)	294,816,000	293,342,147
1.90%, 10/11/2018 (d)(e)	65,960,000	65,603,076
1.96%, 10/18/2018 (d)(e)	197,463,000	196,315,246
2.01%, 10/25/2018 (d)(e)	280,100,000	278,364,159
2.06%, 11/15/2018 (d)(e)	47,599,000	47,238,914
2.10%, 11/23/2018 (d)	5,281,000	5,238,594
2.09%, 12/6/2018 (d)(e)	517,077,000	512,499,286
2.08%, 12/13/2018 (d)(e)	304,375,000	301,555,008
2.10%, 12/20/2018 (d)(e)	244,178,000	241,824,964

TOTAL U.S. TREASURY OBLIGATIONS (Cost $7,984,071,942)		7,984,240,504

TOTAL SHORT-TERM INVESTMENTS (Cost $9,026,295,951)		9,026,511,828

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 97.6% (Cost $9,026,295,951)		9,026,511,828

OTHER ASSETS IN EXCESS OF LIABILITIES - 2.4%(f)		218,079,909

NET ASSETS - 100.0%		9,244,591,737

(a)	Represents 7-day effective yield as of June 30, 2018.
(b)	All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(c)

As defined in Section 2a-3 of the Investment Company Act of 1940, an affiliated person is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. For the period ended June 30, 2018, transactions in and earnings from issuers considered to be an affiliated person were as follows:

AFFILIATE	SHARES HELD AT 12/31/17	SHARES PURCHASED	SHARES SOLD	SHARES HELD AT 06/30/18	VALUE AT 06/30/18	DIVIDEND INCOME	NET REALIZED GAIN (LOSS)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Other Controlled Affiliates:
SHORT-TERM INVESTMENTS - 4.0%
INVESTMENT COMPANIES - 4.0%
Limited Purpose Cash Investment Fund, 1.85% (a) (Cost $366,699,608)	452,535,642	5,174,891,809	(5,260,680,528)	366,746,923	$366,746,923	$4,775,036	$21,808	$47,315

(d)	The rate shown was the effective yield at the date of purchase.
(e)	All or a portion of the security pledged as collateral for futures contracts.
(f)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

All Securities are Level 2 with respect to ASC820 (See Note 5).

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

2

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

Total return swap contracts outstanding as of June 30, 2018:

Over the Counter

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Coffee ‘C’ September Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	08/10/2018	USD	(25,768,013)	$904,687
Coffee ‘C’ September Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	08/10/2018	USD	(36,990,263)	1,322,653
Coffee ‘C’ September Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	08/10/2018	USD	(13,812,000)	488,069
Corn September Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	08/24/2018	USD	(15,152,925)	290,118
Corn September Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	08/24/2018	USD	(32,103,350)	342,082
Corn September Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	08/24/2018	USD	(66,201,925)	1,903,381
Corn September Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MLIN	08/24/2018	USD	(30,305,850)	158,063
Corn September Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	08/24/2018	USD	(30,557,500)	321,330
Hang Seng Index July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	07/30/2018	HKD	117,776,600	80,845
Lean Hogs July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	07/16/2018	USD	12,464,400	520,832
Lean Hogs July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	07/16/2018	USD	12,298,650	553,025
Lean Hogs August Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	08/14/2018	USD	(11,222,860)	29,360
Lean Hogs August Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	08/14/2018	USD	(9,846,760)	39,104

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

3

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Live Cattle August Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	08/03/2018	USD	7,897,650	$ 170,842
Soybean November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	10/26/2018	USD	(137,808,000)	8,936,279
Soybean November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	10/26/2018	USD	(102,652,000)	7,070,168
Soybean Meal December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	11/23/2018	USD	(13,954,770)	194,190
Soybean Meal December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	11/23/2018	USD	(3,167,040)	57,739
Soybean Meal December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MLIN	11/23/2018	USD	(3,991,790)	73,810
Soybean Meal December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	11/23/2018	USD	(53,476,790)	2,679,181
Soybean Oil December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	11/23/2018	USD	(33,368,280)	1,889,336
Soybean Oil December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MLIN	11/23/2018	USD	(19,342,896)	1,151,208

								29,176,302

Canada 10 Year Bond September Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	BANA	09/19/2018	CAD	(11,210,220)	(250,654)
Cocoa September Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	08/03/2018	USD	(6,857,760)	(265,800)
Cocoa September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	08/03/2018	USD	15,725,120	(300,906)
Cocoa September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	08/03/2018	USD	5,350,560	(122,860)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

4

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Cocoa September Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	08/03/2018	USD	(5,350,560)	$(128,723)
Cocoa September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	08/03/2018	USD	1,657,920	(37,395)
Cocoa September Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	08/03/2018	USD	(15,272,960)	(51,703)
Cocoa September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	08/03/2018	USD	8,164,000	(158,545)
Corn September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	08/24/2018	USD	16,824,600	(1,248,418)
Cotton No. 2 December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	11/09/2018	USD	6,126,160	(578,956)
Cotton No. 2 December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	11/09/2018	USD	13,511,120	(1,490,860)
Cotton No. 2 December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	11/09/2018	USD	5,664,600	(614,250)
HSCEI July Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MLIN	07/30/2018	HKD	(230,966,250)	(133,007)
HSCEI July Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MSCS	07/30/2018	HKD	(551,058,300)	(599,794)
Lean Hogs July Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	07/16/2018	USD	(12,464,400)	(846,328)
Lean Hogs July Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	07/16/2018	USD	(12,298,650)	(842,694)
Lean Hogs August Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	08/14/2018	USD	61,160	(1,832)
Live Cattle August Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	08/03/2018	USD	(23,479,500)	(605,770)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

5

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Live Cattle August Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	08/03/2018	USD	(47,129,760)	$ (1,194,741)
MSCI Taiwan Index July Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MLIN	07/30/2018	USD	(46,899,600)	(480,743)
Soybean November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	10/26/2018	USD	11,792,000	(1,343,602)
Soybean Meal December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	11/23/2018	USD	3,167,040	(276,506)
Soybean Meal December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	11/23/2018	USD	7,026,870	(587,020)
Soybean Meal December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	11/23/2018	USD	53,476,790	(4,635,991)
Soybean Meal December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	11/23/2018	USD	3,991,790	(351,240)
Wheat September Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	08/24/2018	USD	(2,531,313)	(36,713)

								(17,185,051)

								$11,991,251

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

6

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

Futures contracts outstanding as of June 30, 2018:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
Amsterdam Exchange Index	711	7/2018	EUR	$91,599,336	$(2,006,113)
Brent Crude Oil	5,551	7/2018	USD	439,805,730	17,688,503
CAC 40 10 Euro Index	3,856	7/2018	EUR	239,584,074	258,325
LME Aluminum Base Metal	11	7/2018	USD	588,305	(24,361)
LME Aluminum Base Metal	12	7/2018	USD	642,642	(27,429)
LME Aluminum Base Metal	13	7/2018	USD	697,125	(29,486)
LME Aluminum Base Metal	13	7/2018	USD	696,660	(27,593)
LME Aluminum Base Metal	24	7/2018	USD	1,290,300	(189,062)
LME Aluminum Base Metal	40	7/2018	USD	2,147,750	(248,816)
LME Aluminum Base Metal	70	7/2018	USD	3,777,812	(26,930)
LME Aluminum Base Metal	101	7/2018	USD	5,464,100	(850,669)
LME Aluminum Base Metal	103	7/2018	USD	5,551,056	421,352
LME Aluminum Base Metal	114	7/2018	USD	6,137,475	374,781
LME Aluminum Base Metal	116	7/2018	USD	6,271,540	(552,817)
LME Aluminum Base Metal	116	7/2018	USD	6,273,570	(663,839)
LME Aluminum Base Metal	124	7/2018	USD	6,697,550	(467,839)
LME Aluminum Base Metal	124	7/2018	USD	6,696,775	(211,440)
LME Aluminum Base Metal	126	7/2018	USD	6,802,425	(276,220)
LME Aluminum Base Metal	228	7/2018	USD	12,283,500	912,040
LME Copper Base Metal	2	7/2018	USD	331,388	(7,802)
LME Copper Base Metal	4	7/2018	USD	663,633	(19,329)
LME Copper Base Metal	5	7/2018	USD	829,125	(21,845)
LME Copper Base Metal	8	7/2018	USD	1,326,766	(45,258)
LME Copper Base Metal	11	7/2018	USD	1,825,222	(58,705)
LME Copper Base Metal	11	7/2018	USD	1,825,450	(98,489)
LME Copper Base Metal	20	7/2018	USD	3,315,750	(174,407)
LME Copper Base Metal	21	7/2018	USD	3,478,125	(99,812)
LME Copper Base Metal	26	7/2018	USD	4,310,911	(208,848)
LME Copper Base Metal	26	7/2018	USD	4,310,365	(190,439)
LME Copper Base Metal	26	7/2018	USD	4,307,440	(105,336)
LME Copper Base Metal	30	7/2018	USD	4,972,680	(237,543)
LME Copper Base Metal	30	7/2018	USD	4,972,590	(270,870)
LME Copper Base Metal	30	7/2018	USD	4,973,033	(145,614)
LME Copper Base Metal	31	7/2018	USD	5,138,250	(299,030)
LME Copper Base Metal	35	7/2018	USD	5,801,250	(277,949)
LME Nickel Base Metal	1	7/2018	USD	88,992	5,259
LME Nickel Base Metal	1	7/2018	USD	88,987	6,589
LME Nickel Base Metal	4	7/2018	USD	356,018	15,927
LME Nickel Base Metal	5	7/2018	USD	445,226	10,814
LME Nickel Base Metal	11	7/2018	USD	978,496	114,914
LME Nickel Base Metal	13	7/2018	USD	1,157,114	57,544
LME Nickel Base Metal	13	7/2018	USD	1,157,169	(24,753)
LME Nickel Base Metal	16	7/2018	USD	1,423,008	120,421
LME Nickel Base Metal	20	7/2018	USD	1,779,624	131,259
LME Nickel Base Metal	22	7/2018	USD	1,956,874	218,419
LME Nickel Base Metal	24	7/2018	USD	2,136,620	26,733
LME Nickel Base Metal	27	7/2018	USD	2,402,347	190,588
LME Nickel Base Metal	29	7/2018	USD	2,582,868	151,843
LME Nickel Base Metal	29	7/2018	USD	2,582,682	147,205
LME Nickel Base Metal	30	7/2018	USD	2,671,547	104,404
LME Nickel Base Metal	34	7/2018	USD	3,029,065	198,465

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

7

Consolidated Schedule of Investments	June 30, 2018

AQR MANAGED FUTURES STRATEGY FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts (continued)
LME Zinc Base Metal	1	7/2018	USD	$ 72,111	$ (7,767)
LME Zinc Base Metal	1	7/2018	USD	72,005	(7,297)
LME Zinc Base Metal	1	7/2018	USD	72,146	(8,769)
LME Zinc Base Metal	2	7/2018	USD	144,151	(11,279)
LME Zinc Base Metal	7	7/2018	USD	505,270	(59,213)
LME Zinc Base Metal	13	7/2018	USD	943,637	(101,276)
LME Zinc Base Metal	14	7/2018	USD	1,017,275	(133,384)
LME Zinc Base Metal	14	7/2018	USD	1,014,650	(124,641)
LME Zinc Base Metal	15	7/2018	USD	1,086,562	(90,232)
LME Zinc Base Metal	23	7/2018	USD	1,670,375	(189,368)
LME Zinc Base Metal	31	7/2018	USD	2,240,912	(239,179)
LME Zinc Base Metal	31	7/2018	USD	2,238,727	(283,214)
LME Zinc Base Metal	39	7/2018	USD	2,820,675	(233,335)
LME Zinc Base Metal	43	7/2018	USD	3,111,587	(259,094)
LME Zinc Base Metal	45	7/2018	USD	3,258,000	(271,820)
LME Zinc Base Metal	46	7/2018	USD	3,335,575	(372,161)
NY Harbor ULSD	1,216	7/2018	USD	112,853,798	2,192,657
OMXS30 Index	6,387	7/2018	SEK	111,313,892	1,772,934
RBOB Gasoline	1,504	7/2018	USD	135,887,002	3,962,663
WTI Crude Oil	6,131	7/2018	USD	454,613,650	51,764,269
LME Aluminum Base Metal	1	8/2018	USD	53,216	(3,486)
LME Aluminum Base Metal	4	8/2018	USD	213,056	(17,656)
LME Aluminum Base Metal	4	8/2018	USD	213,144	(23,393)
LME Aluminum Base Metal	5	8/2018	USD	265,875	(22,521)
LME Aluminum Base Metal	6	8/2018	USD	319,183	(24,647)
LME Aluminum Base Metal	7	8/2018	USD	373,625	(21,896)
LME Aluminum Base Metal	9	8/2018	USD	479,176	(39,147)
LME Aluminum Base Metal	10	8/2018	USD	533,527	(45,425)
LME Aluminum Base Metal	10	8/2018	USD	534,107	(26,556)
LME Aluminum Base Metal	13	8/2018	USD	691,415	(48,933)
LME Aluminum Base Metal	14	8/2018	USD	744,653	(43,955)
LME Aluminum Base Metal	14	8/2018	USD	744,544	(52,529)
LME Aluminum Base Metal	14	8/2018	USD	744,275	(69,575)
LME Aluminum Base Metal	15	8/2018	USD	797,902	(56,374)
LME Aluminum Base Metal	28	8/2018	USD	1,488,655	(131,129)
LME Aluminum Base Metal	40	8/2018	USD	2,128,820	(154,548)
LME Copper Base Metal	7	8/2018	USD	1,160,457	(41,183)
LME Copper Base Metal	8	8/2018	USD	1,326,134	(51,454)
LME Copper Base Metal	8	8/2018	USD	1,326,000	(41,145)
LME Copper Base Metal	9	8/2018	USD	1,492,200	(63,775)
LME Copper Base Metal	9	8/2018	USD	1,491,989	(44,982)
LME Copper Base Metal	15	8/2018	USD	2,484,375	(83,880)
LME Copper Base Metal	16	8/2018	USD	2,649,968	(116,336)
LME Copper Base Metal	18	8/2018	USD	2,981,174	(121,060)
LME Copper Base Metal	19	8/2018	USD	3,147,588	(89,185)
LME Copper Base Metal	23	8/2018	USD	3,809,421	(147,312)
LME Copper Base Metal	29	8/2018	USD	4,807,432	(101,028)
LME Copper Base Metal	36	8/2018	USD	5,962,050	(204,299)
LME Copper Base Metal	51	8/2018	USD	8,447,729	(274,446)
LME Nickel Base Metal	1	8/2018	USD	89,193	2,535
LME Nickel Base Metal	2	8/2018	USD	178,527	(2,204)
LME Nickel Base Metal	2	8/2018	USD	178,373	5,975
LME Nickel Base Metal	5	8/2018	USD	446,177	5,940
LME Nickel Base Metal	5	8/2018	USD	445,772	30,257
LME Nickel Base Metal	5	8/2018	USD	446,154	8,589

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

8

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts (continued)
LME Nickel Base Metal	5	8/2018	USD	$ 445,740	$ 26,625
LME Nickel Base Metal	6	8/2018	USD	535,328	6,781
LME Nickel Base Metal	6	8/2018	USD	535,356	7,200
LME Nickel Base Metal	6	8/2018	USD	534,965	34,585
LME Nickel Base Metal	7	8/2018	USD	624,384	15,959
LME Nickel Base Metal	14	8/2018	USD	1,248,834	15,786
LME Nickel Base Metal	33	8/2018	USD	2,940,399	247,304
LME Nickel Base Metal	38	8/2018	USD	3,386,158	210,253
LME Nickel Base Metal	38	8/2018	USD	3,392,200	(69,522)
LME Nickel Base Metal	77	8/2018	USD	6,861,920	405,465
LME Zinc Base Metal	1	8/2018	USD	71,547	(5,674)
LME Zinc Base Metal	1	8/2018	USD	71,562	(5,472)
LME Zinc Base Metal	2	8/2018	USD	143,798	(11,207)
LME Zinc Base Metal	2	8/2018	USD	143,869	(11,237)
LME Zinc Base Metal	3	8/2018	USD	215,592	(11,791)
Low Sulphur Gasoil	1,851	8/2018	USD	125,266,425	2,393,210
Cocoa	46	9/2018	USD	1,155,520	40,139
Copper	1,544	9/2018	USD	114,487,600	(3,528,193)
Corn	24	9/2018	USD	431,400	(33,057)
DAX Index	322	9/2018	EUR	115,709,624	(2,073,823)
DJIA CBOT E-Mini Index	1,094	9/2018	USD	132,729,550	(218,415)
EURO STOXX 50 Index	1,316	9/2018	EUR	52,113,729	(299,206)
Euro-Bobl	25,437	9/2018	EUR	3,926,153,291	8,562,541
Euro-Bund	19,442	9/2018	EUR	3,690,594,963	22,522,224
Euro-Buxl	3,229	9/2018	EUR	670,075,817	10,555,180
Euro-OAT	5,120	9/2018	EUR	924,015,680	7,363,102
Euro-Schatz	15,210	9/2018	EUR	1,990,880,451	582,527
FTSE 100 Index	9,821	9/2018	GBP	985,250,507	(5,025,554)
FTSE/JSE Top 40 Index	1	9/2018	ZAR	37,679	165
LME Aluminum Base Metal	1	9/2018	USD	53,275	(3,353)
LME Aluminum Base Metal	3	9/2018	USD	159,812	(10,672)
LME Aluminum Base Metal	3	9/2018	USD	159,743	(14,979)
LME Aluminum Base Metal	3	9/2018	USD	159,800	(13,759)
LME Aluminum Base Metal	3	9/2018	USD	159,788	(12,721)
LME Aluminum Base Metal	6	9/2018	USD	319,908	(7,457)
LME Aluminum Base Metal	8	9/2018	USD	426,488	(2,136)
LME Aluminum Base Metal	9	9/2018	USD	479,419	(10,105)
LME Aluminum Base Metal	9	9/2018	USD	479,925	(4,266)
LME Aluminum Base Metal	11	9/2018	USD	586,190	(21,977)
LME Aluminum Base Metal	18	9/2018	USD	958,964	(17,838)
LME Aluminum Base Metal	19	9/2018	USD	1,011,626	(97,555)
LME Aluminum Base Metal	20	9/2018	USD	1,064,795	(99,264)
LME Aluminum Base Metal	709	9/2018	USD	37,785,269	(2,332,067)
LME Copper Base Metal	5	9/2018	USD	828,503	(70,700)
LME Copper Base Metal	6	9/2018	USD	994,115	(93,178)
LME Copper Base Metal	6	9/2018	USD	994,160	(86,080)
LME Copper Base Metal	8	9/2018	USD	1,325,664	(110,860)
LME Copper Base Metal	8	9/2018	USD	1,325,250	(126,174)
LME Copper Base Metal	9	9/2018	USD	1,490,738	(18,467)
LME Copper Base Metal	9	9/2018	USD	1,490,625	(19,919)
LME Copper Base Metal	10	9/2018	USD	1,657,375	(92,626)
LME Copper Base Metal	10	9/2018	USD	1,656,375	(45,863)
LME Copper Base Metal	12	9/2018	USD	1,987,800	(2,819)
LME Copper Base Metal	19	9/2018	USD	3,146,875	(85,793)
LME Copper Base Metal	25	9/2018	USD	4,141,300	(240,899)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

9

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts (continued)
LME Copper Base Metal	26	9/2018	USD	$ 4,307,011	$ (343,816)
LME Copper Base Metal	825	9/2018	USD	136,702,500	(5,642,563)
LME Nickel Base Metal	2	9/2018	USD	178,659	(5,295)
LME Nickel Base Metal	2	9/2018	USD	178,648	(6,158)
LME Nickel Base Metal	2	9/2018	USD	178,670	(3,736)
LME Nickel Base Metal	3	9/2018	USD	268,200	419
LME Nickel Base Metal	3	9/2018	USD	268,189	1,996
LME Nickel Base Metal	3	9/2018	USD	267,908	(12,319)
LME Nickel Base Metal	3	9/2018	USD	268,178	3,299
LME Nickel Base Metal	3	9/2018	USD	268,021	(6,979)
LME Nickel Base Metal	6	9/2018	USD	536,224	732
LME Nickel Base Metal	6	9/2018	USD	536,170	(9,810)
LME Nickel Base Metal	8	9/2018	USD	714,995	(12,413)
LME Nickel Base Metal	18	9/2018	USD	1,607,256	(65,177)
LME Nickel Base Metal	19	9/2018	USD	1,696,649	(96,627)
LME Nickel Base Metal	475	9/2018	USD	42,449,325	484,127
Long Gilt	210	9/2018	GBP	34,105,770	37,309
NASDAQ 100 Emini Index	4,885	9/2018	USD	690,421,475	(15,221,622)
Nikkei 225 Index	853	9/2018	JPY	171,732,557	45,566
Palladium	275	9/2018	USD	26,149,750	(623,748)
Russell 2000 E-Mini Index	9,436	9/2018	USD	777,290,500	(15,217,905)
S&P 500 E-Mini Index	10,116	9/2018	USD	1,376,585,280	(24,517,670)
S&P Midcap 400 E-Mini Index	580	9/2018	USD	113,453,800	(1,077,754)
S&P/TSX 60 Index	1,492	9/2018	CAD	218,650,378	1,556,606
SPI 200 Index	2,397	9/2018	AUD	272,648,397	2,983,638
TOPIX Index	3,239	9/2018	JPY	506,262,882	(2,598,720)
3 Month Euroswiss	612	12/2018	CHF	155,626,477	(14,306)
3 Month Sterling	291	12/2018	GBP	47,588,253	(3,087)
Cotton No. 2	124	12/2018	USD	5,203,040	(174,594)
3 Month Euroswiss	449	3/2019	CHF	114,154,271	(8,790)
3 Month Euro Euribor	4,674	6/2019	EUR	1,368,190,425	51,804
3 Month Euroswiss	326	6/2019	CHF	82,841,462	35,947
3 Month Euro Euribor	5,641	9/2019	EUR	1,650,183,734	1,644,583
3 Month Euro Euribor	4,382	12/2019	EUR	1,280,988,026	1,704,667
3 Month Euro Euribor	4,137	3/2020	EUR	1,208,401,052	1,752,601
3 Month Euro Euribor	3,357	6/2020	EUR	979,782,130	927,423

					52,078,469

Short Contracts
Hang Seng Index	(1,167)	7/2018	HKD	(213,643,584)	(1,959,932)
HSCEI	(3,723)	7/2018	HKD	(257,885,229)	1,104,953
LME Aluminum Base Metal	(11)	7/2018	USD	(588,305)	22,713
LME Aluminum Base Metal	(12)	7/2018	USD	(642,642)	20,398
LME Aluminum Base Metal	(13)	7/2018	USD	(697,125)	45,575
LME Aluminum Base Metal	(13)	7/2018	USD	(696,660)	18,308
LME Aluminum Base Metal	(24)	7/2018	USD	(1,290,300)	201,529
LME Aluminum Base Metal	(40)	7/2018	USD	(2,147,750)	348,132
LME Aluminum Base Metal	(70)	7/2018	USD	(3,777,812)	10,731
LME Aluminum Base Metal	(101)	7/2018	USD	(5,464,100)	759,727
LME Aluminum Base Metal	(103)	7/2018	USD	(5,551,056)	(414,764)
LME Aluminum Base Metal	(114)	7/2018	USD	(6,137,475)	(380,379)
LME Aluminum Base Metal	(116)	7/2018	USD	(6,273,570)	673,038
LME Aluminum Base Metal	(116)	7/2018	USD	(6,271,540)	464,818
LME Aluminum Base Metal	(124)	7/2018	USD	(6,697,550)	534,384
LME Aluminum Base Metal	(124)	7/2018	USD	(6,696,775)	209,659

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

10

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts (continued)
LME Aluminum Base Metal	(126)	7/2018	USD	$ (6,802,425)	$ 347,703
LME Aluminum Base Metal	(228)	7/2018	USD	(12,283,500)	(936,123)
LME Copper Base Metal	(2)	7/2018	USD	(331,388)	6,607
LME Copper Base Metal	(4)	7/2018	USD	(663,633)	24,015
LME Copper Base Metal	(5)	7/2018	USD	(829,125)	21,592
LME Copper Base Metal	(8)	7/2018	USD	(1,326,766)	43,065
LME Copper Base Metal	(11)	7/2018	USD	(1,825,450)	81,643
LME Copper Base Metal	(11)	7/2018	USD	(1,825,222)	54,371
LME Copper Base Metal	(20)	7/2018	USD	(3,315,750)	172,191
LME Copper Base Metal	(21)	7/2018	USD	(3,478,125)	93,371
LME Copper Base Metal	(26)	7/2018	USD	(4,307,440)	106,930
LME Copper Base Metal	(26)	7/2018	USD	(4,310,911)	213,013
LME Copper Base Metal	(26)	7/2018	USD	(4,310,365)	203,386
LME Copper Base Metal	(30)	7/2018	USD	(4,972,590)	263,072
LME Copper Base Metal	(30)	7/2018	USD	(4,973,033)	152,979
LME Copper Base Metal	(30)	7/2018	USD	(4,972,680)	247,622
LME Copper Base Metal	(31)	7/2018	USD	(5,138,250)	280,459
LME Copper Base Metal	(35)	7/2018	USD	(5,801,250)	301,772
LME Nickel Base Metal	(1)	7/2018	USD	(88,987)	(6,918)
LME Nickel Base Metal	(1)	7/2018	USD	(88,992)	(4,917)
LME Nickel Base Metal	(4)	7/2018	USD	(356,018)	(18,108)
LME Nickel Base Metal	(5)	7/2018	USD	(445,226)	(18,595)
LME Nickel Base Metal	(11)	7/2018	USD	(978,496)	(116,173)
LME Nickel Base Metal	(13)	7/2018	USD	(1,157,169)	(11,056)
LME Nickel Base Metal	(13)	7/2018	USD	(1,157,114)	(66,323)
LME Nickel Base Metal	(16)	7/2018	USD	(1,423,008)	(121,583)
LME Nickel Base Metal	(20)	7/2018	USD	(1,779,624)	(126,683)
LME Nickel Base Metal	(22)	7/2018	USD	(1,956,874)	(223,589)
LME Nickel Base Metal	(24)	7/2018	USD	(2,136,620)	(19,756)
LME Nickel Base Metal	(27)	7/2018	USD	(2,402,347)	(198,011)
LME Nickel Base Metal	(29)	7/2018	USD	(2,582,682)	(131,679)
LME Nickel Base Metal	(29)	7/2018	USD	(2,582,868)	(141,390)
LME Nickel Base Metal	(30)	7/2018	USD	(2,671,547)	(100,186)
LME Nickel Base Metal	(34)	7/2018	USD	(3,029,065)	(212,787)
LME Zinc Base Metal	(1)	7/2018	USD	(72,146)	9,263
LME Zinc Base Metal	(1)	7/2018	USD	(72,005)	7,371
LME Zinc Base Metal	(1)	7/2018	USD	(72,111)	6,854
LME Zinc Base Metal	(2)	7/2018	USD	(144,151)	11,480
LME Zinc Base Metal	(7)	7/2018	USD	(505,270)	63,109
LME Zinc Base Metal	(13)	7/2018	USD	(943,637)	104,147
LME Zinc Base Metal	(14)	7/2018	USD	(1,014,650)	119,147
LME Zinc Base Metal	(14)	7/2018	USD	(1,017,275)	131,304
LME Zinc Base Metal	(15)	7/2018	USD	(1,086,562)	80,195
LME Zinc Base Metal	(23)	7/2018	USD	(1,670,375)	190,493
LME Zinc Base Metal	(31)	7/2018	USD	(2,238,727)	279,354
LME Zinc Base Metal	(31)	7/2018	USD	(2,240,912)	259,178
LME Zinc Base Metal	(39)	7/2018	USD	(2,820,675)	240,243
LME Zinc Base Metal	(43)	7/2018	USD	(3,111,587)	260,402
LME Zinc Base Metal	(45)	7/2018	USD	(3,258,000)	247,776
LME Zinc Base Metal	(46)	7/2018	USD	(3,335,575)	385,018
MSCI Singapore Index	(753)	7/2018	SGD	(20,227,376)	(2,221)
MSCI Taiwan Index	(2,411)	7/2018	USD	(93,450,360)	(955,018)
100 oz Gold	(4,492)	8/2018	USD	(563,521,400)	4,778,063
Lean Hogs	(90)	8/2018	USD	(2,752,200)	(16,944)
Live Cattle	(189)	8/2018	USD	(8,068,410)	(239,801)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

11

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts (continued)
LME Aluminum Base Metal	(1)	8/2018	USD	$ (53,216)	$ 3,393
LME Aluminum Base Metal	(4)	8/2018	USD	(213,056)	19,527
LME Aluminum Base Metal	(4)	8/2018	USD	(213,144)	22,333
LME Aluminum Base Metal	(5)	8/2018	USD	(265,875)	22,610
LME Aluminum Base Metal	(6)	8/2018	USD	(319,183)	20,624
LME Aluminum Base Metal	(7)	8/2018	USD	(373,625)	21,089
LME Aluminum Base Metal	(9)	8/2018	USD	(479,176)	35,725
LME Aluminum Base Metal	(10)	8/2018	USD	(534,107)	24,738
LME Aluminum Base Metal	(10)	8/2018	USD	(533,527)	48,117
LME Aluminum Base Metal	(13)	8/2018	USD	(691,415)	51,334
LME Aluminum Base Metal	(14)	8/2018	USD	(744,275)	71,184
LME Aluminum Base Metal	(14)	8/2018	USD	(744,653)	46,656
LME Aluminum Base Metal	(14)	8/2018	USD	(744,544)	51,314
LME Aluminum Base Metal	(15)	8/2018	USD	(797,902)	57,541
LME Aluminum Base Metal	(28)	8/2018	USD	(1,488,655)	119,904
LME Aluminum Base Metal	(40)	8/2018	USD	(2,128,820)	152,905
LME Copper Base Metal	(7)	8/2018	USD	(1,160,457)	46,261
LME Copper Base Metal	(8)	8/2018	USD	(1,326,134)	47,612
LME Copper Base Metal	(8)	8/2018	USD	(1,326,000)	50,376
LME Copper Base Metal	(9)	8/2018	USD	(1,491,989)	44,847
LME Copper Base Metal	(9)	8/2018	USD	(1,492,200)	60,786
LME Copper Base Metal	(15)	8/2018	USD	(2,484,375)	87,331
LME Copper Base Metal	(16)	8/2018	USD	(2,649,968)	127,385
LME Copper Base Metal	(18)	8/2018	USD	(2,981,174)	117,032
LME Copper Base Metal	(19)	8/2018	USD	(3,147,588)	84,741
LME Copper Base Metal	(23)	8/2018	USD	(3,809,421)	149,486
LME Copper Base Metal	(29)	8/2018	USD	(4,807,432)	81,339
LME Copper Base Metal	(36)	8/2018	USD	(5,962,050)	211,844
LME Copper Base Metal	(51)	8/2018	USD	(8,447,729)	285,326
LME Nickel Base Metal	(1)	8/2018	USD	(89,193)	(1,896)
LME Nickel Base Metal	(2)	8/2018	USD	(178,527)	627
LME Nickel Base Metal	(2)	8/2018	USD	(178,373)	(5,807)
LME Nickel Base Metal	(5)	8/2018	USD	(445,772)	(30,137)
LME Nickel Base Metal	(5)	8/2018	USD	(446,154)	(6,518)
LME Nickel Base Metal	(5)	8/2018	USD	(446,177)	(6,542)
LME Nickel Base Metal	(5)	8/2018	USD	(445,740)	(25,938)
LME Nickel Base Metal	(6)	8/2018	USD	(534,965)	(35,141)
LME Nickel Base Metal	(6)	8/2018	USD	(535,356)	(4,356)
LME Nickel Base Metal	(6)	8/2018	USD	(535,328)	(6,145)
LME Nickel Base Metal	(7)	8/2018	USD	(624,384)	(16,917)
LME Nickel Base Metal	(14)	8/2018	USD	(1,248,834)	(17,645)
LME Nickel Base Metal	(33)	8/2018	USD	(2,940,399)	(232,959)
LME Nickel Base Metal	(38)	8/2018	USD	(3,392,200)	81,815
LME Nickel Base Metal	(38)	8/2018	USD	(3,386,158)	(212,383)
LME Nickel Base Metal	(77)	8/2018	USD	(6,861,920)	(412,134)
LME Zinc Base Metal	(1)	8/2018	USD	(71,547)	5,633
LME Zinc Base Metal	(1)	8/2018	USD	(71,562)	5,272
LME Zinc Base Metal	(2)	8/2018	USD	(143,798)	11,637
LME Zinc Base Metal	(2)	8/2018	USD	(143,869)	10,575
LME Zinc Base Metal	(3)	8/2018	USD	(215,592)	11,449
Canada 10 Year Bond	(1,366)	9/2018	CAD	(142,049,869)	(3,115,250)
Coffee ‘C’	(388)	9/2018	USD	(16,747,050)	416,282
Euro-BTP	(3,919)	9/2018	EUR	(582,327,629)	(7,298,890)
KC HRW Wheat	(1,400)	9/2018	USD	(34,195,000)	793,197
KOSPI 200 Index	(4,867)	9/2018	KRW	(327,523,553)	6,831,911

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

12

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts (continued)
LME Aluminum Base Metal	(1)	9/2018	USD	$ (53,274)	$ 3,398
LME Aluminum Base Metal	(3)	9/2018	USD	(159,811)	10,961
LME Aluminum Base Metal	(3)	9/2018	USD	(159,800)	13,600
LME Aluminum Base Metal	(3)	9/2018	USD	(159,788)	13,640
LME Aluminum Base Metal	(3)	9/2018	USD	(159,742)	13,842
LME Aluminum Base Metal	(6)	9/2018	USD	(319,908)	4,074
LME Aluminum Base Metal	(8)	9/2018	USD	(426,488)	1,708
LME Aluminum Base Metal	(9)	9/2018	USD	(479,419)	10,065
LME Aluminum Base Metal	(9)	9/2018	USD	(479,925)	6,616
LME Aluminum Base Metal	(11)	9/2018	USD	(586,190)	23,453
LME Aluminum Base Metal	(18)	9/2018	USD	(958,964)	18,788
LME Aluminum Base Metal	(19)	9/2018	USD	(1,011,626)	94,315
LME Aluminum Base Metal	(20)	9/2018	USD	(1,064,795)	97,285
LME Aluminum Base Metal	(92)	9/2018	USD	(4,903,025)	401,611
LME Copper Base Metal	(5)	9/2018	USD	(828,503)	74,554
LME Copper Base Metal	(6)	9/2018	USD	(994,115)	97,000
LME Copper Base Metal	(6)	9/2018	USD	(994,160)	89,298
LME Copper Base Metal	(8)	9/2018	USD	(1,325,250)	133,635
LME Copper Base Metal	(8)	9/2018	USD	(1,325,664)	104,435
LME Copper Base Metal	(9)	9/2018	USD	(1,490,738)	18,986
LME Copper Base Metal	(9)	9/2018	USD	(1,490,625)	23,261
LME Copper Base Metal	(10)	9/2018	USD	(1,656,375)	46,096
LME Copper Base Metal	(10)	9/2018	USD	(1,657,375)	92,346
LME Copper Base Metal	(12)	9/2018	USD	(1,987,800)	13,285
LME Copper Base Metal	(19)	9/2018	USD	(3,146,875)	86,369
LME Copper Base Metal	(25)	9/2018	USD	(4,141,300)	249,026
LME Copper Base Metal	(26)	9/2018	USD	(4,307,011)	359,466
LME Copper Base Metal	(135)	9/2018	USD	(22,369,500)	1,355,127
LME Nickel Base Metal	(2)	9/2018	USD	(178,648)	6,426
LME Nickel Base Metal	(2)	9/2018	USD	(178,670)	6,724
LME Nickel Base Metal	(2)	9/2018	USD	(178,659)	4,785
LME Nickel Base Metal	(3)	9/2018	USD	(268,178)	(4,370)
LME Nickel Base Metal	(3)	9/2018	USD	(267,908)	12,673
LME Nickel Base Metal	(3)	9/2018	USD	(268,021)	7,010
LME Nickel Base Metal	(3)	9/2018	USD	(268,200)	291
LME Nickel Base Metal	(3)	9/2018	USD	(268,189)	(6,118)
LME Nickel Base Metal	(6)	9/2018	USD	(536,170)	10,148
LME Nickel Base Metal	(6)	9/2018	USD	(536,224)	(3,442)
LME Nickel Base Metal	(8)	9/2018	USD	(714,995)	11,552
LME Nickel Base Metal	(18)	9/2018	USD	(1,607,256)	73,981
LME Nickel Base Metal	(19)	9/2018	USD	(1,696,649)	93,633
LME Nickel Base Metal	(89)	9/2018	USD	(7,953,663)	267,860
MSCI EAFE E-Mini Index	(898)	9/2018	USD	(87,797,460)	(211,010)
MSCI Emerging Markets E-Mini Index	(4,179)	9/2018	USD	(222,176,535)	(2,494,529)
Silver	(794)	9/2018	USD	(64,306,060)	(1,484)
Sugar No. 11	(8,722)	9/2018	USD	(119,665,840)	2,389,850
U.S. Treasury 10 Year Note	(23,286)	9/2018	USD	(2,798,686,125)	(22,082,699)
U.S. Treasury 2 Year Note	(6,733)	9/2018	USD	(1,426,238,766)	220,264
U.S. Treasury 5 Year Note	(52,675)	9/2018	USD	(5,984,785,352)	(33,346,589)
Wheat	(2,386)	9/2018	USD	(59,799,125)	(113,037)
Platinum	(1,213)	10/2018	USD	(52,019,505)	813,660
Soybean	(418)	11/2018	USD	(18,392,000)	439,042
3 Month Canadian Bankers Acceptance	(45)	12/2018	CAD	(8,375,994)	(5,888)
3 Month Euro Euribor	(3,863)	12/2018	EUR	(1,131,017,091)	(184,515)
3 Month Eurodollar	(13,010)	12/2018	USD	(3,166,634,000)	9,250,503

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

13

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts (continued)
ASX 90 Day Bank Accepted Bill	(2,140)	12/2018	AUD	$ (1,575,935,201)	$ (107,190)
Soybean Meal	(1,504)	12/2018	USD	(49,616,960)	1,150,220
Soybean Oil	(816)	12/2018	USD	(14,560,704)	452,194
3 Month Canadian Bankers Acceptance	(1,005)	3/2019	CAD	(186,786,740)	(71,370)
3 Month Eurodollar	(12,256)	3/2019	USD	(2,979,433,600)	6,852,730
3 Month Sterling	(1)	3/2019	GBP	(163,418)	(33)
ASX 90 Day Bank Accepted Bill	(1,755)	3/2019	AUD	(1,292,350,728)	(99,461)
3 Month Eurodollar	(11,932)	6/2019	USD	(2,897,835,350)	5,328,734
3 Month Sterling	(29)	6/2019	GBP	(4,736,253)	(1,082)
3 Month Eurodollar	(11,889)	9/2019	USD	(2,885,460,300)	4,111,485
3 Month Eurodollar	(11,984)	12/2019	USD	(2,907,168,600)	2,664,861
3 Month Eurodollar	(12,181)	3/2020	USD	(2,954,501,550)	89,580
3 Month Eurodollar	(10,952)	6/2020	USD	(2,656,407,600)	(948,583)

					(15,285,637)

					$36,792,832

Forward foreign currency contracts outstanding as of June 30, 2018:

Over the Counter

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
AUD	117,936,000	USD	86,918,175	CITI	9/19/2018	$381,351
AUD	176,904,000	USD	130,377,426	JPMC	9/19/2018	571,863
BRL	2,635,600	USD	669,327	CITI**	9/19/2018	5,128
BRL	3,953,400	USD	1,003,992	JPMC**	9/19/2018	7,691
CHF	3,881,600	USD	3,922,370	CITI	9/19/2018	24,338
CHF	5,822,400	USD	5,883,562	JPMC	9/19/2018	36,500
COP	3,089,693,594	USD	1,046,553	CITI**	9/19/2018	3,705
COP	4,634,540,390	USD	1,569,832	JPMC**	9/19/2018	5,555
EUR	693,428,520	USD	809,622,725	CITI	9/19/2018	5,041,365
EUR	1,040,142,781	USD	1,214,435,606	JPMC	9/19/2018	7,560,530
GBP	24,237,600	USD	31,980,000	CITI	9/19/2018	121,173
GBP	36,356,400	USD	47,970,060	JPMC	9/19/2018	181,699
IDR	30,286,266,368	USD	2,073,849	CITI**	9/19/2018	17,478
IDR	45,429,399,552	USD	3,110,777	JPMC**	9/19/2018	26,215
JPY	7,724,639,027	USD	70,148,367	CITI	9/19/2018	11,386
JPY	11,586,958,541	USD	105,222,682	JPMC	9/19/2018	16,947
MXN	347	USD	17	CITI	9/19/2018	—
MXN	573	USD	28	JPMC	9/19/2018	—
NOK	4	USD	—	JPMC	9/19/2018	—
TRY	67,601,600	USD	14,064,589	CITI	9/19/2018	160,951
TRY	101,402,400	USD	21,096,720	JPMC	9/19/2018	241,590
USD	571,825,995	AUD	756,652,748	CITI	9/19/2018	11,730,469
USD	857,737,921	AUD	1,134,979,124	JPMC	9/19/2018	17,594,631
USD	82,123,345	BRL	308,449,700	CITI**	9/19/2018	3,190,408
USD	123,184,861	BRL	462,674,542	JPMC**	9/19/2018	4,785,458
USD	4,224,301	CAD	5,482,418	CITI	9/19/2018	48,404
USD	6,336,478	CAD	8,223,631	JPMC	9/19/2018	72,629
USD	3,439,495	CHF	3,364,054	CITI	9/19/2018	19,015
USD	5,159,236	CHF	5,046,080	JPMC	9/19/2018	28,517

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

14

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
USD	7,264,419	COP	21,145,353,369	CITI**	9/19/2018	$ 76,626
USD	10,896,615	COP	31,718,030,055	JPMC**	9/19/2018	114,927
USD	1,585,531,950	EUR	1,342,649,984	CITI	9/19/2018	8,139,766
USD	2,378,294,952	EUR	2,013,974,976	JPMC	9/19/2018	12,206,676
USD	21	GBP	16	JPMC	9/19/2018	—
USD	138,656	HKD	1,085,600	CITI	9/19/2018	101
USD	207,984	HKD	1,628,400	JPMC	9/19/2018	150
USD	48,285,702	HUF	13,094,399,877	CITI	9/19/2018	1,632,410
USD	72,427,542	HUF	19,641,599,825	JPMC	9/19/2018	2,447,606
USD	23,284,462	IDR	330,558,906,734	CITI**	9/19/2018	458,708
USD	34,926,649	IDR	495,838,360,104	JPMC**	9/19/2018	688,019
USD	37,345,354	INR	2,573,151,950	CITI**	9/19/2018	171,683
USD	56,018,453	INR	3,859,727,922	JPMC**	9/19/2018	257,944
USD	638,308,004	JPY	69,798,298,460	CITI	9/19/2018	4,358,467
USD	957,460,809	JPY	104,697,447,684	JPMC	9/19/2018	6,536,504
USD	124,983,626	KRW	137,837,963,302	CITI**	9/19/2018	903,683
USD	187,475,204	KRW	206,756,944,954	JPMC**	9/19/2018	1,355,290
USD	660,371,224	NZD	955,848,828	CITI	9/19/2018	12,926,132
USD	990,555,598	NZD	1,433,773,242	JPMC	9/19/2018	19,387,961
USD	10,683,142	PHP	566,942,480	CITI**	9/19/2018	128,683
USD	16,024,694	PHP	850,413,712	JPMC**	9/19/2018	193,005
USD	180,714,216	PLN	664,678,793	CITI	9/19/2018	3,034,218
USD	271,070,985	PLN	997,018,191	JPMC	9/19/2018	4,550,989
USD	229,934,374	SEK	1,998,551,103	CITI	9/19/2018	5,436,451
USD	344,901,129	SEK	2,997,826,648	JPMC	9/19/2018	8,154,246
USD	50,010,185	SGD	67,600,000	CITI	9/19/2018	310,583
USD	75,015,218	SGD	101,400,000	JPMC	9/19/2018	465,814
USD	5,159,901	TRY	24,159,200	CITI	9/19/2018	76,032
USD	7,739,842	TRY	36,238,800	JPMC	9/19/2018	114,039
USD	109,655,060	TWD	3,264,369,209	CITI**	9/19/2018	2,005,308
USD	164,482,279	TWD	4,896,553,808	JPMC**	9/19/2018	3,007,650
USD	220,696,608	ZAR	2,955,708,786	CITI	9/19/2018	7,444,252
USD	331,044,498	ZAR	4,433,563,182	JPMC	9/19/2018	11,165,964
USD	45,980,867	CLP	29,524,443,068	CITI**	9/20/2018	796,600
USD	68,971,214	CLP	44,286,664,604	JPMC**	9/20/2018	1,194,814
USD	23,870,904	ILS	85,920,001	CITI	9/20/2018	250,198
USD	35,806,184	ILS	128,879,999	JPMC	9/20/2018	375,126

Total unrealized appreciation						172,251,621

AUD	1,027,321,194	USD	777,584,263	CITI	9/19/2018	(17,132,383)
AUD	1,540,981,790	USD	1,166,377,851	JPMC	9/19/2018	(25,700,032)
BRL	40,986,800	USD	10,821,603	CITI**	9/19/2018	(332,993)
BRL	61,480,200	USD	16,232,425	JPMC**	9/19/2018	(499,510)
CAD	925,834,412	USD	717,598,883	CITI	9/19/2018	(12,401,070)
CAD	1,388,751,620	USD	1,076,399,671	JPMC	9/19/2018	(18,602,950)
COP	55,106,343,831	USD	19,118,694	CITI**	9/19/2018	(386,781)
COP	82,659,515,745	USD	28,678,077	JPMC**	9/19/2018	(580,206)
EUR	892,951,899	USD	1,057,518,020	CITI	9/19/2018	(8,446,882)
EUR	1,339,427,844	USD	1,586,279,007	JPMC	9/19/2018	(12,672,306)
GBP	47,125,200	USD	62,734,482	CITI	9/19/2018	(320,126)
GBP	70,687,800	USD	94,101,840	JPMC	9/19/2018	(480,306)
HKD	13,886,800	USD	1,773,776	CITI	9/19/2018	(1,400)
HKD	20,830,200	USD	2,660,668	JPMC	9/19/2018	(2,103)
HUF	1,486,977,194	USD	5,487,902	CITI	9/19/2018	(190,036)
HUF	2,230,465,790	USD	8,231,864	JPMC	9/19/2018	(285,065)
IDR	402,436,381,082	USD	28,286,451	CITI**	9/19/2018	(497,414)
IDR	603,654,571,622	USD	42,429,730	JPMC**	9/19/2018	(746,175)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

15

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
INR	4,558,260,848	USD	66,811,169	CITI**	9/19/2018	$ (959,132)
INR	6,837,391,272	USD	100,217,914	JPMC**	9/19/2018	(1,439,859)
JPY	106,817,030,554	USD	979,495,718	CITI	9/19/2018	(9,320,105)
JPY	160,225,545,830	USD	1,469,245,414	JPMC	9/19/2018	(13,981,993)
KRW	4,701,128	USD	4,394	CITI**	9/19/2018	(162)
KRW	7,051,696	USD	6,591	JPMC**	9/19/2018	(243)
MXN	131,380,098	USD	6,594,448	CITI	9/19/2018	(61,403)
MXN	197,070,094	USD	9,891,682	JPMC	9/19/2018	(92,116)
NZD	487,467,603	USD	337,833,812	CITI	9/19/2018	(7,647,178)
NZD	731,201,405	USD	506,751,228	JPMC	9/19/2018	(11,471,277)
PHP	567,214,400	USD	10,698,842	CITI**	9/19/2018	(139,321)
PHP	850,821,600	USD	16,048,284	JPMC**	9/19/2018	(209,002)
PLN	313,511,200	USD	86,165,940	CITI	9/19/2018	(2,359,040)
PLN	470,266,800	USD	129,249,072	JPMC	9/19/2018	(3,538,721)
SEK	3,463,200	USD	400,474	CITI	9/19/2018	(11,451)
SEK	5,194,800	USD	600,711	JPMC	9/19/2018	(17,178)
SGD	115,973,200	USD	86,455,127	CITI	9/19/2018	(1,191,489)
SGD	173,959,800	USD	129,682,852	JPMC	9/19/2018	(1,787,395)
TRY	48,254,400	USD	10,217,505	CITI	9/19/2018	(63,236)
TRY	72,381,600	USD	15,325,070	JPMC	9/19/2018	(93,665)
TWD	451,368,394	USD	15,251,640	CITI**	9/19/2018	(366,775)
TWD	677,052,590	USD	22,877,489	JPMC**	9/19/2018	(550,191)
USD	402,908,475	AUD	545,851,609	CITI	9/19/2018	(1,146,153)
USD	604,361,958	AUD	818,777,415	JPMC	9/19/2018	(1,719,984)
USD	5,574,455	BRL	21,844,700	CITI**	9/19/2018	(15,650)
USD	8,361,673	BRL	32,767,050	JPMC**	9/19/2018	(23,486)
USD	914,355,200	CAD	1,212,529,606	CITI	9/19/2018	(9,215,165)
USD	1,371,531,086	CAD	1,818,794,410	JPMC	9/19/2018	(13,824,462)
USD	525,086	CHF	517,546	CITI	9/19/2018	(1,141)
USD	787,629	CHF	776,320	JPMC	9/19/2018	(1,713)
USD	6,279,059	COP	18,525,338,419	CITI**	9/19/2018	(18,129)
USD	9,418,577	COP	27,788,007,629	JPMC**	9/19/2018	(27,206)
USD	401,588,477	EUR	343,179,987	CITI	9/19/2018	(1,591,381)
USD	602,381,963	EUR	514,769,981	JPMC	9/19/2018	(2,387,824)
USD	115,412,891	GBP	87,520,800	CITI	9/19/2018	(502,890)
USD	173,119,120	GBP	131,281,200	JPMC	9/19/2018	(754,551)
USD	6,036,871	HKD	47,314,400	CITI	9/19/2018	(1,881)
USD	9,055,295	HKD	70,971,600	JPMC	9/19/2018	(2,832)
USD	1,032,551	HUF	291,305,603	CITI	9/19/2018	(5,325)
USD	1,548,824	HUF	436,958,405	JPMC	9/19/2018	(7,990)
USD	13,308,495	IDR	193,023,156,798	CITI**	9/19/2018	(20,140)
USD	19,962,718	IDR	289,534,735,196	JPMC**	9/19/2018	(30,235)
USD	117,228,800	INR	8,130,749,190	CITI**	9/19/2018	(234,069)
USD	175,842,981	INR	12,196,123,786	JPMC**	9/19/2018	(351,321)
USD	40,975,397	JPY	4,520,152,269	CITI	9/19/2018	(79,307)
USD	61,463,018	JPY	6,780,228,403	JPMC	9/19/2018	(119,037)
USD	73,546,747	KRW	82,043,236,940	CITI**	9/19/2018	(307,508)
USD	110,319,983	KRW	123,064,855,412	JPMC**	9/19/2018	(461,400)
USD	254,829,243	MXN	5,313,017,216	CITI	9/19/2018	(9,367,424)
USD	382,243,386	MXN	7,969,525,824	JPMC	9/19/2018	(14,051,614)
USD	38,761,229	NZD	57,253,600	CITI	9/19/2018	(19,550)
USD	58,141,771	NZD	85,880,400	JPMC	9/19/2018	(29,398)
USD	5,041	PHP	271,600	CITI**	9/19/2018	(15)
USD	7,561	PHP	407,400	JPMC**	9/19/2018	(23)
USD	16,728,085	PLN	62,915,200	CITI	9/19/2018	(90,223)
USD	25,092,096	PLN	94,372,800	JPMC	9/19/2018	(135,366)
USD	4,617,356	SEK	41,248,800	CITI	9/19/2018	(16,136)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

16

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
USD	6,926,025	SEK	61,873,200	JPMC	9/19/2018	$ (24,213)
USD	28,582,887	SGD	38,948,000	CITI	9/19/2018	(51,730)
USD	42,874,277	SGD	58,422,000	JPMC	9/19/2018	(77,648)
USD	194,726,942	TRY	952,829,621	CITI	9/19/2018	(5,778,899)
USD	292,090,049	TRY	1,429,244,435	JPMC	9/19/2018	(8,668,714)
USD	6,723,833	TWD	204,378,406	CITI**	9/19/2018	(15,995)
USD	10,085,736	TWD	306,567,610	JPMC**	9/19/2018	(24,005)
USD	45,727,200	ZAR	637,986,800	CITI	9/19/2018	(303,108)
USD	68,590,715	ZAR	956,980,200	JPMC	9/19/2018	(454,748)
ZAR	1,953,326,822	USD	153,255,940	CITI	9/19/2018	(12,324,753)
ZAR	2,929,990,234	USD	229,884,197	JPMC	9/19/2018	(18,487,417)
CLP	24,713,004,177	USD	39,365,055	CITI**	9/20/2018	(1,544,224)
CLP	37,069,506,263	USD	59,047,657	JPMC**	9/20/2018	(2,316,410)

Total unrealized depreciation						(261,211,063)

Net unrealized depreciation						$(88,959,442)

** Non-deliverable forward.

AUD	- Australian Dollar
BRL	- Brazilian Real
CAD	- Canadian Dollar
CHF	- Swiss Franc
CLP	- Chilean Peso
COP	- Colombian Peso
EUR	- Euro
GBP	- British Pound
HKD	- Hong Kong Dollar
HUF	- Hungarian Forint
IDR	- Indonesian Rupiah
ILS	- Israeli Shekel
INR	- Indian Rupee
JPY	- Japanese Yen
KRW	- Korean Won
MXN	- Mexican Peso
NOK	- Norwegian Krone
NZD	- New Zealand Dollar
PHP	- Philippine Peso
PLN	- Poland Zloty
SEK	- Swedish Krona
SGD	- Singapore Dollar
TRY	- Turkish Lira
TWD	- New Taiwan Dollar
USD	- United States Dollar
ZAR	- South African Rand

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

17

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

Collateral pledged to, or (received from), each counterparty at June 30, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
BANA
Investment Companies	$412,098	$—	$412,098

BARC
Cash	—	258,813,467	258,813,467
U.S. Treasury Bills	—	133,736,600	133,736,600

CITI
Investment Companies	99,797,378	—	99,797,378

GSCO
Cash	—	(37,998,057)	(37,998,057)
U.S. Treasury Bills	—	123,108,781	123,108,781

GSIN
Investment Companies	3,980,577	—	3,980,577

JPMC
Investment Companies	263,382,336	—	263,382,336

JPMS
Cash	—	(14,685,601)	(14,685,601)
U.S. Treasury Bills	—	44,081,130	44,081,130

MLIN
Cash	(500,000)	—	(500,000)

MSCL
Cash	—	56,696,916	56,696,916
U.S. Treasury Bills	—	70,859,930	70,859,930

MSCS
Investment Companies	13,356,963	—	13,356,963

Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at June 30, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
CITI
Investment Companies	$8,595,836	$—	$8,595,836

GSCO
Cash	—	(9,115,947)	(9,115,947)
U.S. Treasury Bills	—	25,107,672	25,107,672

GSIN
Cash	30,672,459	—	30,672,459

JPPC
Cash	—	1,983,495	1,983,495
U.S. Treasury Bills	—	17,712,358	17,712,358

MACQ
Cash	7,600,000	—	7,600,000

MLIN
Cash	12,450,000	—	12,450,000

MSCL
Cash	—	(60,332,998)	(60,332,998)
U.S. Treasury Bills	—	60,966,679	60,966,679

SOCG
Cash	14,322,430	—	14,322,430

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2018

18

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

INVESTMENTS	SHARES	VALUE ($)
SHORT-TERM INVESTMENTS - 90.5%
INVESTMENT COMPANIES - 16.8%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 1.82% (a)(b)	60,198,371	60,198,371
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 1.75% (a)(b)	835,498	835,498
Limited Purpose Cash Investment Fund, 1.85% (a)	42,611,781	42,611,782

TOTAL INVESTMENT COMPANIES (Cost $103,640,141)		103,645,651

	Principal Amount ($)
U.S. TREASURY OBLIGATIONS - 73.7%
U.S. Treasury Bills
1.59%, 7/5/2018 (c)	73,116,000	73,105,886
1.59%, 7/12/2018 (c)(d)	32,227,000	32,211,994
1.63%, 7/26/2018 (c)	64,637,000	64,562,560
1.64%, 8/2/2018 (c)(d)	26,867,000	26,825,134
1.66%, 8/9/2018 (c)(d)	125,694,000	125,452,196
1.84%, 8/23/2018 (c)	4,731,000	4,718,537
1.85%, 8/30/2018 (c)(d)	26,036,000	25,956,634
1.91%, 9/27/2018 (c)(d)	6,207,000	6,178,725
1.90%, 10/11/2018 (c)(d)	8,803,000	8,755,365
1.96%, 10/18/2018 (c)(d)	14,687,000	14,601,632
2.01%, 10/25/2018 (c)	18,004,000	17,892,425

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. TREASURY OBLIGATIONS - 73.7% (continued)
2.06%, 11/15/2018 (c)(d)	7,111,000	7,057,205
2.10%, 12/20/2018 (c)	11,841,000	11,726,893
2.10%, 12/27/2018 (c)	34,531,000	34,179,282

TOTAL U.S. TREASURY OBLIGATIONS (Cost $453,228,476)		453,224,468

TOTAL SHORT-TERM INVESTMENTS (Cost $556,868,617)		556,870,119

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 90.5% (Cost $556,868,617)		556,870,119
OTHER ASSETS IN EXCESS OF LIABILITIES - 9.5% (e)		58,237,850

NET ASSETS - 100.0%		615,107,969

(a)	Represents 7-day effective yield as of June 30, 2018.
(b)	All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(c)	The rate shown was the effective yield at the date of purchase.
(d)	All or a portion of the security pledged as collateral for futures contracts.
(e)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2 with respect to ASC 820 (See Note 5).

Total return swap contracts outstanding as of June 30, 2018:

Over the Counter

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Coffee ‘C’ September Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	08/10/2018	USD	(863,250)	$29,070
Coffee ‘C’ September Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	08/10/2018	USD	(2,287,613)	80,644
Coffee ‘C’ September Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	08/10/2018	USD	(4,316,250)	154,335
Coffee ‘C’ September Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	08/10/2018	USD	(906,413)	32,048
Corn September Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	08/24/2018	USD	(1,455,975)	27,876
Corn September Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	08/24/2018	USD	(3,109,675)	33,163

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

19

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Corn September Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	08/24/2018	USD	(9,382,950)	$ 200,695
Corn September Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	08/24/2018	USD	(2,840,050)	29,865
Cotton No. 2 December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	11/09/2018	USD	(83,920)	8,319
Hang Seng Index July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	07/30/2018	HKD	14,363,000	9,874
Lean Hogs July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	07/16/2018	USD	1,458,600	61,776
Lean Hogs July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	07/16/2018	USD	1,060,800	44,337
Lean Hogs August Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	08/14/2018	USD	(1,253,780)	3,280
Lean Hogs August Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	08/14/2018	USD	(917,400)	3,643
Live Cattle August Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	08/03/2018	USD	811,110	20,318
Soybean November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	10/26/2018	USD	(12,672,000)	970,674
Soybean November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	10/26/2018	USD	(11,000,000)	783,796
Soybean Meal December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	11/23/2018	USD	(1,187,640)	17,610
Soybean Meal December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	11/23/2018	USD	(824,750)	15,263
Soybean Meal December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	11/23/2018	USD	(5,806,240)	289,545
Soybean Oil December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	11/23/2018	USD	(3,479,580)	197,016
Soybean Oil December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	11/23/2018	USD	(1,784,400)	101,280
Wheat September Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	08/24/2018	USD	(401,000)	18,444

								3,132,871

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

20

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Cocoa September Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	08/03/2018	USD	(1,607,680)	$ (5,456)
Cocoa September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	08/03/2018	USD	803,840	(15,397)
Cocoa September Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	08/03/2018	USD	(502,400)	(12,955)
Cocoa September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	08/03/2018	USD	1,858,880	(34,744)
Cocoa September Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	08/03/2018	USD	(703,360)	(27,300)
Cocoa September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	08/03/2018	USD	502,400	(11,613)
Coffee ‘C’ September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	08/10/2018	USD	129,487	(3,521)
Corn September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	08/24/2018	USD	1,402,050	(104,035)
Cotton No. 2 December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	11/09/2018	USD	713,320	(77,350)
Cotton No. 2 December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	11/09/2018	USD	713,320	(67,413)
Cotton No. 2 December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	11/09/2018	USD	1,258,800	(138,900)
HSCEI July Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	07/30/2018	HKD	(48,367,050)	(50,551)
HSCEI July Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MLIN	07/30/2018	HKD	(17,390,400)	(10,015)
Lean Hogs July Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	07/16/2018	USD	(1,060,800)	(72,473)
Lean Hogs July Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	07/16/2018	USD	(1,458,600)	(98,904)
Live Cattle August Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	08/03/2018	USD	(2,219,880)	(57,427)
Live Cattle August Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	08/03/2018	USD	(5,080,110)	(128,894)
MSCI Taiwan Index July Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MLIN	07/30/2018	USD	(2,751,960)	(38,416)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

21

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Soybean November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	10/26/2018	USD	1,188,000	$ (134,444)
Soybean Meal December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	11/23/2018	USD	659,800	(54,522)
Soybean Meal December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	11/23/2018	USD	5,806,240	(503,055)
Soybean Meal December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	11/23/2018	USD	824,750	(71,642)
Wheat September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	08/24/2018	USD	150,375	(10,381)

								(1,729,408)

								$1,403,463

Futures contracts outstanding as of June 30, 2018:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
Amsterdam Exchange Index	69	7/2018	EUR	$8,889,387	$(196,087)
Brent Crude Oil	542	7/2018	USD	42,942,660	1,716,517
CAC 40 10 Euro Index	376	7/2018	EUR	23,361,932	27,268
LME Aluminum Base Metal	5	7/2018	USD	268,469	(31,102)
LME Aluminum Base Metal	5	7/2018	USD	268,812	(39,388)
LME Aluminum Base Metal	7	7/2018	USD	377,781	(2,693)
LME Aluminum Base Metal	10	7/2018	USD	541,000	(84,225)
LME Aluminum Base Metal	10	7/2018	USD	538,937	40,908
LME Aluminum Base Metal	12	7/2018	USD	646,050	39,451
LME Aluminum Base Metal	12	7/2018	USD	648,780	(57,188)
LME Aluminum Base Metal	12	7/2018	USD	648,075	(20,462)
LME Aluminum Base Metal	12	7/2018	USD	648,990	(68,673)
LME Aluminum Base Metal	13	7/2018	USD	702,162	(49,048)
LME Aluminum Base Metal	13	7/2018	USD	701,837	(28,499)
LME Aluminum Base Metal	23	7/2018	USD	1,239,125	91,976
LME Copper Base Metal	1	7/2018	USD	165,825	(4,369)
LME Copper Base Metal	1	7/2018	USD	165,950	(8,953)
LME Copper Base Metal	1	7/2018	USD	165,929	(5,337)
LME Copper Base Metal	1	7/2018	USD	165,846	(5,657)
LME Copper Base Metal	2	7/2018	USD	331,512	(15,836)
LME Copper Base Metal	2	7/2018	USD	331,609	(16,065)
LME Copper Base Metal	2	7/2018	USD	331,500	(19,292)
LME Copper Base Metal	2	7/2018	USD	331,506	(18,058)
LME Copper Base Metal	2	7/2018	USD	331,250	(9,506)
LME Copper Base Metal	2	7/2018	USD	331,536	(9,708)
LME Copper Base Metal	2	7/2018	USD	331,575	(17,441)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

22

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts (continued)
LME Copper Base Metal	3	7/2018	USD	$ 497,250	$ (23,824)
LME Copper Base Metal	3	7/2018	USD	497,350	(21,974)
LME Copper Base Metal	4	7/2018	USD	662,683	(14,895)
LME Nickel Base Metal	1	7/2018	USD	88,938	7,526
LME Nickel Base Metal	1	7/2018	USD	89,009	4,426
LME Nickel Base Metal	1	7/2018	USD	89,013	(1,904)
LME Nickel Base Metal	1	7/2018	USD	89,045	2,163
LME Nickel Base Metal	1	7/2018	USD	88,954	10,447
LME Nickel Base Metal	2	7/2018	USD	177,962	13,126
LME Nickel Base Metal	2	7/2018	USD	177,898	20,084
LME Nickel Base Metal	2	7/2018	USD	178,052	2,228
LME Nickel Base Metal	3	7/2018	USD	266,927	21,176
LME Nickel Base Metal	3	7/2018	USD	267,155	10,440
LME Nickel Base Metal	3	7/2018	USD	267,193	15,708
LME Nickel Base Metal	4	7/2018	USD	356,361	23,349
LME Nickel Base Metal	4	7/2018	USD	356,232	20,304
LME Zinc Base Metal	1	7/2018	USD	72,587	(7,790)
LME Zinc Base Metal	1	7/2018	USD	72,076	(5,640)
LME Zinc Base Metal	1	7/2018	USD	72,475	(8,903)
LME Zinc Base Metal	2	7/2018	USD	145,325	(19,055)
LME Zinc Base Metal	2	7/2018	USD	145,250	(16,506)
LME Zinc Base Metal	2	7/2018	USD	144,875	(12,031)
LME Zinc Base Metal	3	7/2018	USD	216,862	(23,146)
LME Zinc Base Metal	4	7/2018	USD	289,600	(24,162)
LME Zinc Base Metal	4	7/2018	USD	289,300	(23,932)
LME Zinc Base Metal	5	7/2018	USD	362,562	(40,452)
LME Zinc Base Metal	5	7/2018	USD	361,812	(30,127)
NY Harbor ULSD	119	7/2018	USD	11,044,081	209,981
OMXS30 Index	626	7/2018	SEK	10,910,051	173,950
RBOB Gasoline	148	7/2018	USD	13,371,859	387,218
WTI Crude Oil	599	7/2018	USD	44,415,850	5,053,767
LME Aluminum Base Metal	1	8/2018	USD	53,197	(4,108)
LME Aluminum Base Metal	1	8/2018	USD	53,242	(3,956)
LME Aluminum Base Metal	1	8/2018	USD	53,186	(3,764)
LME Aluminum Base Metal	1	8/2018	USD	53,162	(4,970)
LME Aluminum Base Metal	1	8/2018	USD	53,193	(3,624)
LME Aluminum Base Metal	1	8/2018	USD	53,175	(4,504)
LME Aluminum Base Metal	1	8/2018	USD	53,182	(3,752)
LME Aluminum Base Metal	2	8/2018	USD	106,332	(9,366)
LME Aluminum Base Metal	2	8/2018	USD	106,379	(6,279)
LME Aluminum Base Metal	4	8/2018	USD	212,882	(15,455)
LME Copper Base Metal	1	8/2018	USD	165,625	(5,592)
LME Copper Base Metal	1	8/2018	USD	165,800	(7,426)
LME Copper Base Metal	1	8/2018	USD	165,623	(7,271)
LME Copper Base Metal	1	8/2018	USD	165,750	(5,143)
LME Copper Base Metal	1	8/2018	USD	165,767	(6,432)
LME Copper Base Metal	1	8/2018	USD	165,627	(6,208)
LME Copper Base Metal	2	8/2018	USD	331,325	(9,388)
LME Copper Base Metal	2	8/2018	USD	331,242	(13,451)
LME Copper Base Metal	2	8/2018	USD	331,553	(9,996)
LME Copper Base Metal	3	8/2018	USD	496,838	(17,501)
LME Copper Base Metal	3	8/2018	USD	497,321	(10,451)
LME Copper Base Metal	5	8/2018	USD	828,898	(27,048)
LME Copper Base Metal	6	8/2018	USD	993,851	(32,242)
LME Nickel Base Metal	1	8/2018	USD	89,198	2,280

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

23

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts (continued)
LME Nickel Base Metal	1	8/2018	USD	$ 89,221	$ 1,130
LME Nickel Base Metal	1	8/2018	USD	89,187	2,988
LME Nickel Base Metal	2	8/2018	USD	178,405	2,255
LME Nickel Base Metal	4	8/2018	USD	356,412	29,976
LME Nickel Base Metal	4	8/2018	USD	357,074	(7,318)
LME Nickel Base Metal	4	8/2018	USD	356,438	22,132
LME Nickel Base Metal	8	8/2018	USD	712,927	42,067
LME Zinc Base Metal	1	8/2018	USD	71,864	(4,451)
LME Zinc Base Metal	1	8/2018	USD	71,934	(5,618)
LME Zinc Base Metal	1	8/2018	USD	71,547	(5,674)
Low Sulphur Gasoil	181	8/2018	USD	12,249,175	230,555
Cocoa	4	9/2018	USD	100,480	(44)
Copper	152	9/2018	USD	11,270,800	(346,773)
Corn	3	9/2018	USD	53,925	(4,132)
DAX Index	31	9/2018	EUR	11,139,746	(199,654)
DJIA CBOT E-Mini Index	133	9/2018	USD	16,136,225	(30,441)
EURO STOXX 50 Index	114	9/2018	EUR	4,514,411	(25,919)
Euro-Bobl	2,506	9/2018	EUR	386,796,405	847,420
Euro-Bund	1,944	9/2018	EUR	369,021,531	2,210,878
Euro-Buxl	317	9/2018	EUR	65,783,225	1,025,860
Euro-OAT	515	9/2018	EUR	92,942,983	733,196
Euro-Schatz	1,502	9/2018	EUR	196,601,081	55,703
FTSE 100 Index	960	9/2018	GBP	96,307,961	(490,986)
LME Aluminum Base Metal	1	9/2018	USD	53,325	(342)
LME Aluminum Base Metal	1	9/2018	USD	53,270	(3,557)
LME Aluminum Base Metal	1	9/2018	USD	53,276	(958)
LME Aluminum Base Metal	1	9/2018	USD	53,269	(1,123)
LME Aluminum Base Metal	1	9/2018	USD	53,290	(1,998)
LME Aluminum Base Metal	2	9/2018	USD	106,487	(10,269)
LME Aluminum Base Metal	3	9/2018	USD	159,719	(14,890)
LME Aluminum Base Metal	70	9/2018	USD	3,730,562	(234,357)
LME Copper Base Metal	1	9/2018	USD	165,638	(4,586)
LME Copper Base Metal	1	9/2018	USD	165,701	(14,140)
LME Copper Base Metal	1	9/2018	USD	165,638	(2,052)
LME Copper Base Metal	1	9/2018	USD	165,625	(2,213)
LME Copper Base Metal	1	9/2018	USD	165,738	(9,263)
LME Copper Base Metal	1	9/2018	USD	165,708	(14,495)
LME Copper Base Metal	1	9/2018	USD	165,650	(147)
LME Copper Base Metal	2	9/2018	USD	331,250	(9,056)
LME Copper Base Metal	2	9/2018	USD	331,313	(31,543)
LME Copper Base Metal	2	9/2018	USD	331,309	(26,447)
LME Copper Base Metal	3	9/2018	USD	496,956	(28,908)
LME Copper Base Metal	83	9/2018	USD	13,753,100	(570,934)
LME Nickel Base Metal	1	9/2018	USD	89,396	665
LME Nickel Base Metal	1	9/2018	USD	89,374	(2,507)
LME Nickel Base Metal	2	9/2018	USD	178,584	(7,242)
LME Nickel Base Metal	2	9/2018	USD	178,595	(10,171)
LME Nickel Base Metal	46	9/2018	USD	4,110,882	49,020
Long Gilt	10	9/2018	GBP	1,624,084	2,496
NASDAQ 100 Emini Index	481	9/2018	USD	67,982,135	(1,485,219)
Nikkei 225 Index	75	9/2018	JPY	15,099,580	(421)
Palladium	9	9/2018	USD	855,810	(22,523)
Russell 2000 E-Mini Index	928	9/2018	USD	76,444,000	(1,492,027)
S&P 500 E-Mini Index	987	9/2018	USD	134,310,960	(2,334,431)
S&P Midcap 400 E-Mini Index	58	9/2018	USD	11,345,380	(131,721)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

24

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts (continued)
S&P/TSX 60 Index	147	9/2018	CAD	$ 21,542,631	$ 153,655
SPI 200 Index	236	9/2018	AUD	26,843,981	287,519
TOPIX Index	330	9/2018	JPY	51,579,732	(268,037)
3 Month Euroswiss	60	12/2018	CHF	15,257,498	(1,405)
3 Month Sterling	29	12/2018	GBP	4,742,472	(308)
Cotton No. 2	9	12/2018	USD	377,640	(4,255)
3 Month Euroswiss	44	3/2019	CHF	11,186,610	(872)
3 Month Euro Euribor	455	6/2019	EUR	133,189,269	5,181
3 Month Euroswiss	32	6/2019	CHF	8,131,677	3,666
3 Month Euro Euribor	551	9/2019	EUR	161,186,179	165,291
3 Month Euro Euribor	429	12/2019	EUR	125,409,371	168,196
3 Month Euro Euribor	404	3/2020	EUR	118,006,774	170,806
3 Month Euro Euribor	328	6/2020	EUR	95,730,872	91,947

					5,133,613

Short Contracts
Hang Seng Index	(107)	7/2018	HKD	(19,588,572)	(176,363)
HSCEI	(399)	7/2018	HKD	(27,637,982)	134,578
LME Aluminum Base Metal	(5)	7/2018	USD	(268,812)	41,985
LME Aluminum Base Metal	(5)	7/2018	USD	(268,469)	43,516
LME Aluminum Base Metal	(7)	7/2018	USD	(377,781)	1,073
LME Aluminum Base Metal	(10)	7/2018	USD	(538,937)	(40,268)
LME Aluminum Base Metal	(10)	7/2018	USD	(541,000)	75,220
LME Aluminum Base Metal	(12)	7/2018	USD	(648,075)	20,290
LME Aluminum Base Metal	(12)	7/2018	USD	(648,990)	69,625
LME Aluminum Base Metal	(12)	7/2018	USD	(646,050)	(40,040)
LME Aluminum Base Metal	(12)	7/2018	USD	(648,780)	48,085
LME Aluminum Base Metal	(13)	7/2018	USD	(701,837)	35,874
LME Aluminum Base Metal	(13)	7/2018	USD	(702,162)	56,024
LME Aluminum Base Metal	(23)	7/2018	USD	(1,239,125)	(94,435)
LME Copper Base Metal	(1)	7/2018	USD	(165,825)	4,318
LME Copper Base Metal	(1)	7/2018	USD	(165,929)	4,943
LME Copper Base Metal	(1)	7/2018	USD	(165,950)	7,422
LME Copper Base Metal	(1)	7/2018	USD	(165,846)	5,383
LME Copper Base Metal	(2)	7/2018	USD	(331,512)	16,508
LME Copper Base Metal	(2)	7/2018	USD	(331,535)	10,199
LME Copper Base Metal	(2)	7/2018	USD	(331,506)	17,538
LME Copper Base Metal	(2)	7/2018	USD	(331,500)	18,094
LME Copper Base Metal	(2)	7/2018	USD	(331,250)	8,892
LME Copper Base Metal	(2)	7/2018	USD	(331,608)	16,386
LME Copper Base Metal	(2)	7/2018	USD	(331,575)	17,219
LME Copper Base Metal	(3)	7/2018	USD	(497,350)	23,468
LME Copper Base Metal	(3)	7/2018	USD	(497,250)	25,866
LME Copper Base Metal	(4)	7/2018	USD	(662,683)	14,818
LME Nickel Base Metal	(1)	7/2018	USD	(89,013)	(851)
LME Nickel Base Metal	(1)	7/2018	USD	(89,045)	(3,719)
LME Nickel Base Metal	(1)	7/2018	USD	(88,954)	(10,561)
LME Nickel Base Metal	(1)	7/2018	USD	(89,009)	(5,102)
LME Nickel Base Metal	(1)	7/2018	USD	(88,938)	(7,599)
LME Nickel Base Metal	(2)	7/2018	USD	(178,052)	(1,646)
LME Nickel Base Metal	(2)	7/2018	USD	(177,962)	(12,668)
LME Nickel Base Metal	(2)	7/2018	USD	(177,898)	(20,703)
LME Nickel Base Metal	(3)	7/2018	USD	(266,927)	(22,001)
LME Nickel Base Metal	(3)	7/2018	USD	(267,193)	(14,627)
LME Nickel Base Metal	(3)	7/2018	USD	(267,155)	(10,019)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

25

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts (continued)
LME Nickel Base Metal	(4)	7/2018	USD	$ (356,361)	$ (25,034)
LME Nickel Base Metal	(4)	7/2018	USD	(356,232)	(18,163)
LME Zinc Base Metal	(1)	7/2018	USD	(72,587)	8,011
LME Zinc Base Metal	(1)	7/2018	USD	(72,475)	8,510
LME Zinc Base Metal	(1)	7/2018	USD	(72,076)	5,740
LME Zinc Base Metal	(2)	7/2018	USD	(145,250)	16,623
LME Zinc Base Metal	(2)	7/2018	USD	(144,875)	10,693
LME Zinc Base Metal	(2)	7/2018	USD	(145,325)	18,758
LME Zinc Base Metal	(3)	7/2018	USD	(216,862)	25,082
LME Zinc Base Metal	(4)	7/2018	USD	(289,300)	24,640
LME Zinc Base Metal	(4)	7/2018	USD	(289,600)	22,024
LME Zinc Base Metal	(5)	7/2018	USD	(361,812)	30,279
LME Zinc Base Metal	(5)	7/2018	USD	(362,562)	41,850
MSCI Singapore Index	(74)	7/2018	SGD	(1,987,817)	(268)
MSCI Taiwan Index	(267)	7/2018	USD	(10,348,920)	(101,004)
100 oz Gold	(441)	8/2018	USD	(55,323,450)	448,223
Lean Hogs	(7)	8/2018	USD	(214,060)	(3,177)
Live Cattle	(11)	8/2018	USD	(469,590)	(11,731)
LME Aluminum Base Metal	(1)	8/2018	USD	(53,197)	3,437
LME Aluminum Base Metal	(1)	8/2018	USD	(53,242)	3,501
LME Aluminum Base Metal	(1)	8/2018	USD	(53,193)	3,716
LME Aluminum Base Metal	(1)	8/2018	USD	(53,186)	3,949
LME Aluminum Base Metal	(1)	8/2018	USD	(53,182)	3,665
LME Aluminum Base Metal	(1)	8/2018	USD	(53,162)	5,085
LME Aluminum Base Metal	(1)	8/2018	USD	(53,175)	4,522
LME Aluminum Base Metal	(2)	8/2018	USD	(106,379)	6,665
LME Aluminum Base Metal	(2)	8/2018	USD	(106,332)	8,565
LME Aluminum Base Metal	(4)	8/2018	USD	(212,882)	15,290
LME Copper Base Metal	(1)	8/2018	USD	(165,750)	6,297
LME Copper Base Metal	(1)	8/2018	USD	(165,627)	6,195
LME Copper Base Metal	(1)	8/2018	USD	(165,800)	6,747
LME Copper Base Metal	(1)	8/2018	USD	(165,767)	5,952
LME Copper Base Metal	(1)	8/2018	USD	(165,625)	5,822
LME Copper Base Metal	(1)	8/2018	USD	(165,623)	7,962
LME Copper Base Metal	(2)	8/2018	USD	(331,553)	9,966
LME Copper Base Metal	(2)	8/2018	USD	(331,325)	8,920
LME Copper Base Metal	(2)	8/2018	USD	(331,242)	13,004
LME Copper Base Metal	(3)	8/2018	USD	(496,838)	18,404
LME Copper Base Metal	(3)	8/2018	USD	(497,321)	8,414
LME Copper Base Metal	(5)	8/2018	USD	(828,898)	29,802
LME Copper Base Metal	(6)	8/2018	USD	(993,851)	33,534
LME Nickel Base Metal	(1)	8/2018	USD	(89,198)	(2,417)
LME Nickel Base Metal	(1)	8/2018	USD	(89,187)	(2,904)
LME Nickel Base Metal	(1)	8/2018	USD	(89,221)	(1,024)
LME Nickel Base Metal	(2)	8/2018	USD	(178,405)	(2,521)
LME Nickel Base Metal	(4)	8/2018	USD	(357,074)	8,612
LME Nickel Base Metal	(4)	8/2018	USD	(356,412)	(28,237)
LME Nickel Base Metal	(4)	8/2018	USD	(356,438)	(22,356)
LME Nickel Base Metal	(8)	8/2018	USD	(712,927)	(42,774)
LME Zinc Base Metal	(1)	8/2018	USD	(71,934)	5,287
LME Zinc Base Metal	(1)	8/2018	USD	(71,864)	4,203
LME Zinc Base Metal	(1)	8/2018	USD	(71,547)	5,633
Canada 10 Year Bond	(70)	9/2018	CAD	(7,279,276)	(152,705)
Coffee ‘C’	(16)	9/2018	USD	(690,600)	8,703
Euro-BTP	(349)	9/2018	EUR	(51,858,214)	(690,963)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

26

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts (continued)
KC HRW Wheat	(139)	9/2018	USD	$ (3,395,075)	$ 77,639
KOSPI 200 Index	(475)	9/2018	KRW	(31,965,007)	691,256
LME Aluminum Base Metal	(1)	9/2018	USD	(53,290)	2,132
LME Aluminum Base Metal	(1)	9/2018	USD	(53,269)	1,118
LME Aluminum Base Metal	(1)	9/2018	USD	(53,276)	972
LME Aluminum Base Metal	(1)	9/2018	USD	(53,270)	3,654
LME Aluminum Base Metal	(1)	9/2018	USD	(53,325)	518
LME Aluminum Base Metal	(2)	9/2018	USD	(106,487)	9,928
LME Aluminum Base Metal	(3)	9/2018	USD	(159,719)	14,593
LME Aluminum Base Metal	(10)	9/2018	USD	(532,937)	43,582
LME Copper Base Metal	(1)	9/2018	USD	(165,708)	14,044
LME Copper Base Metal	(1)	9/2018	USD	(165,738)	9,235
LME Copper Base Metal	(1)	9/2018	USD	(165,638)	4,610
LME Copper Base Metal	(1)	9/2018	USD	(165,650)	387
LME Copper Base Metal	(1)	9/2018	USD	(165,701)	14,911
LME Copper Base Metal	(1)	9/2018	USD	(165,638)	2,110
LME Copper Base Metal	(1)	9/2018	USD	(165,625)	2,585
LME Copper Base Metal	(2)	9/2018	USD	(331,313)	33,409
LME Copper Base Metal	(2)	9/2018	USD	(331,309)	27,651
LME Copper Base Metal	(2)	9/2018	USD	(331,250)	9,094
LME Copper Base Metal	(3)	9/2018	USD	(496,956)	29,883
LME Copper Base Metal	(15)	9/2018	USD	(2,485,500)	148,804
LME Nickel Base Metal	(1)	9/2018	USD	(89,374)	1,823
LME Nickel Base Metal	(1)	9/2018	USD	(89,396)	(2,039)
LME Nickel Base Metal	(2)	9/2018	USD	(178,584)	8,220
LME Nickel Base Metal	(2)	9/2018	USD	(178,595)	9,856
LME Nickel Base Metal	(8)	9/2018	USD	(714,936)	24,729
MSCI EAFE E-Mini Index	(88)	9/2018	USD	(8,603,760)	(20,601)
MSCI Emerging Markets E-Mini Index	(409)	9/2018	USD	(21,744,485)	(244,828)
Silver	(78)	9/2018	USD	(6,317,220)	(1,161)
Sugar No. 11	(851)	9/2018	USD	(11,675,720)	235,276
U.S. Treasury 10 Year Note	(2,303)	9/2018	USD	(276,791,812)	(2,154,070)
U.S. Treasury 2 Year Note	(822)	9/2018	USD	(174,122,719)	8,754
U.S. Treasury 5 Year Note	(5,216)	9/2018	USD	(592,627,250)	(3,260,765)
Wheat	(236)	9/2018	USD	(5,914,750)	(18,359)
Platinum	(118)	10/2018	USD	(5,060,430)	78,037
Soybean	(55)	11/2018	USD	(2,420,000)	54,522
3 Month Canadian Bankers Acceptance	(5)	12/2018	CAD	(930,666)	(939)
3 Month Euro Euribor	(377)	12/2018	EUR	(110,378,836)	(18,321)
3 Month Eurodollar	(1,271)	12/2018	USD	(309,361,400)	965,612
ASX 90 Day Bank Accepted Bill	(208)	12/2018	AUD	(153,175,010)	(10,560)
Soybean Meal	(170)	12/2018	USD	(5,608,300)	126,589
Soybean Oil	(74)	12/2018	USD	(1,320,456)	39,659
3 Month Canadian Bankers Acceptance	(103)	3/2019	CAD	(19,143,318)	(8,189)
3 Month Eurodollar	(1,198)	3/2019	USD	(291,233,800)	832,523
ASX 90 Day Bank Accepted Bill	(171)	3/2019	AUD	(125,921,353)	(9,749)
3 Month Eurodollar	(1,166)	6/2019	USD	(283,177,675)	654,096
3 Month Sterling	(4)	6/2019	GBP	(653,276)	(331)
3 Month Eurodollar	(1,162)	9/2019	USD	(282,017,400)	513,728
3 Month Eurodollar	(1,171)	12/2019	USD	(284,069,962)	357,551
3 Month Eurodollar	(1,190)	3/2020	USD	(288,634,500)	37,074
3 Month Eurodollar	(1,070)	6/2020	USD	(259,528,500)	(63,307)

					(659,326)

					$4,474,287

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

27

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

Forward foreign currency contracts outstanding as of June 30, 2018:

Over the Counter

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
AUD	11,684,000	USD	8,611,044	CITI	9/19/2018	$37,780
AUD	17,526,000	USD	12,916,582	JPMC	9/19/2018	56,654
BRL	347,200	USD	88,174	CITI**	9/19/2018	676
BRL	520,800	USD	132,261	JPMC**	9/19/2018	1,013
CHF	99,600	USD	100,640	CITI	9/19/2018	631
CHF	149,400	USD	150,960	JPMC	9/19/2018	946
COP	212,897,600	USD	72,113	CITI**	9/19/2018	256
COP	319,346,400	USD	108,169	JPMC**	9/19/2018	384
EUR	68,026,800	USD	79,426,975	CITI	9/19/2018	493,291
EUR	102,040,199	USD	119,140,610	JPMC	9/19/2018	739,786
GBP	2,367,600	USD	3,123,900	CITI	9/19/2018	11,837
GBP	3,551,400	USD	4,685,856	JPMC	9/19/2018	17,749
HKD	5,532,000	USD	705,882	CITI	9/19/2018	169
HKD	8,298,000	USD	1,058,809	JPMC	9/19/2018	268
IDR	3,101,529,702	USD	212,377	CITI**	9/19/2018	1,790
IDR	4,652,294,554	USD	318,566	JPMC**	9/19/2018	2,685
JPY	750,438,810	USD	6,814,824	CITI	9/19/2018	1,106
JPY	1,125,658,214	USD	10,222,249	JPMC	9/19/2018	1,646
KRW	1,307	USD	1	CITI**	9/19/2018	—
NOK	2,373,000	USD	290,396	CITI	9/19/2018	1,898
NOK	3,559,500	USD	435,595	JPMC	9/19/2018	2,846
TRY	9,363,600	USD	1,948,033	CITI	9/19/2018	22,369
TRY	14,045,400	USD	2,925,469	JPMC	9/19/2018	30,133
USD	59,097,010	AUD	78,182,400	CITI	9/19/2018	1,224,211
USD	88,645,405	AUD	117,273,600	JPMC	9/19/2018	1,836,207
USD	8,105,406	BRL	30,461,431	CITI**	9/19/2018	310,262
USD	12,158,096	BRL	45,692,151	JPMC**	9/19/2018	465,377
USD	639,583	CAD	830,400	CITI	9/19/2018	7,077
USD	959,374	CAD	1,245,600	JPMC	9/19/2018	10,613
USD	88,256	CHF	86,320	CITI	9/19/2018	488
USD	132,384	CHF	129,480	JPMC	9/19/2018	732
USD	757,428	COP	2,203,240,383	CITI**	9/19/2018	8,495
USD	1,136,140	COP	3,304,860,577	JPMC**	9/19/2018	12,742
USD	159,359,734	EUR	134,944,800	CITI	9/19/2018	821,861
USD	239,039,302	EUR	202,417,200	JPMC	9/19/2018	1,232,493
USD	3	GBP	2	JPMC	9/19/2018	—
USD	316,821	HKD	2,480,400	CITI	9/19/2018	246
USD	475,231	HKD	3,720,600	JPMC	9/19/2018	369
USD	4,762,368	HUF	1,290,768,414	CITI	9/19/2018	163,563
USD	7,143,542	HUF	1,936,152,618	JPMC	9/19/2018	245,334
USD	2,366,687	IDR	33,602,583,740	CITI**	9/19/2018	46,362
USD	3,550,027	IDR	50,403,875,606	JPMC**	9/19/2018	69,538
USD	3,543,457	INR	244,146,000	CITI**	9/19/2018	16,342
USD	5,315,227	INR	366,219,000	JPMC**	9/19/2018	24,555
USD	63,694,637	JPY	6,965,512,867	CITI	9/19/2018	429,718
USD	95,541,836	JPY	10,448,269,305	JPMC	9/19/2018	644,458
USD	12,064,828	KRW	13,305,094,200	CITI**	9/19/2018	87,757
USD	18,097,220	KRW	19,957,641,304	JPMC**	9/19/2018	131,612
USD	1	MXN	16	JPMC	9/19/2018	—
USD	789,641	NOK	6,377,600	CITI	9/19/2018	4,083
USD	1,184,461	NOK	9,566,400	JPMC	9/19/2018	6,122
USD	65,032,688	NZD	94,122,800	CITI	9/19/2018	1,278,523
USD	97,548,911	NZD	141,184,200	JPMC	9/19/2018	1,917,662

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

28

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
USD	1,023,185	PHP	54,299,200	CITI**	9/19/2018	$ 12,326
USD	1,534,775	PHP	81,448,800	JPMC**	9/19/2018	18,487
USD	17,117,935	PLN	62,916,400	CITI	9/19/2018	299,306
USD	27,118,058	PLN	99,748,799	JPMC	9/19/2018	453,500
USD	23,897,699	SEK	207,702,800	CITI	9/19/2018	566,373
USD	35,846,504	SEK	311,554,200	JPMC	9/19/2018	849,515
USD	4,961,452	SGD	6,704,400	CITI	9/19/2018	32,369
USD	7,523,767	SGD	10,166,400	JPMC	9/19/2018	49,417
USD	381,505	TRY	1,789,600	CITI	9/19/2018	4,916
USD	572,257	TRY	2,684,400	JPMC	9/19/2018	7,373
USD	10,825,233	TWD	322,208,800	CITI**	9/19/2018	199,690
USD	16,237,819	TWD	483,313,200	JPMC**	9/19/2018	299,503
USD	21,866,549	ZAR	292,631,600	CITI	9/19/2018	753,380
USD	32,799,782	ZAR	438,947,400	JPMC	9/19/2018	1,130,030
USD	4,635,597	CLP	2,975,238,042	CITI**	9/20/2018	82,287
USD	6,953,387	CLP	4,462,857,070	JPMC**	9/20/2018	123,422
USD	2,748,878	ILS	9,895,196	CITI	9/20/2018	28,539
USD	4,123,314	ILS	14,842,804	JPMC	9/20/2018	42,803

Total unrealized appreciation						17,375,951

AUD	103,430,800	USD	78,273,575	CITI	9/19/2018	(1,711,204)
AUD	155,146,200	USD	117,410,509	JPMC	9/19/2018	(2,566,953)
BRL	4,444,800	USD	1,171,639	CITI**	9/19/2018	(34,206)
BRL	6,667,200	USD	1,757,461	JPMC**	9/19/2018	(51,310)
CAD	95,245,200	USD	73,824,871	CITI	9/19/2018	(1,277,657)
CAD	142,867,800	USD	110,737,444	JPMC	9/19/2018	(1,916,624)
COP	5,585,630,323	USD	1,938,570	CITI**	9/19/2018	(39,886)
COP	8,378,445,485	USD	2,907,859	JPMC**	9/19/2018	(59,832)
EUR	90,551,600	USD	107,238,233	CITI	9/19/2018	(855,046)
EUR	135,827,398	USD	160,857,549	JPMC	9/19/2018	(1,282,769)
GBP	4,514,800	USD	6,009,500	CITI	9/19/2018	(29,933)
GBP	6,772,200	USD	9,015,461	JPMC	9/19/2018	(46,109)
HUF	166,367,200	USD	613,539	CITI	9/19/2018	(20,798)
HUF	249,550,800	USD	920,309	JPMC	9/19/2018	(31,199)
IDR	41,212,247,653	USD	2,896,727	CITI**	9/19/2018	(50,939)
IDR	61,818,371,483	USD	4,345,096	JPMC**	9/19/2018	(76,414)
INR	448,369,609	USD	6,571,805	CITI**	9/19/2018	(94,323)
INR	672,554,415	USD	9,857,826	JPMC**	9/19/2018	(141,603)
JPY	10,544,366,412	USD	96,702,182	CITI	9/19/2018	(931,994)
JPY	15,816,549,620	USD	145,053,455	JPMC	9/19/2018	(1,398,172)
KRW	157,581,787	USD	147,543	CITI**	9/19/2018	(5,690)
KRW	236,374,635	USD	221,317	JPMC**	9/19/2018	(8,536)
MXN	10,841,600	USD	544,333	CITI	9/19/2018	(5,221)
MXN	16,262,400	USD	816,501	JPMC	9/19/2018	(7,832)
NOK	7,119,000	USD	882,690	CITI	9/19/2018	(5,809)
NOK	10,678,500	USD	1,324,037	JPMC	9/19/2018	(8,715)
NZD	48,092,400	USD	33,326,744	CITI	9/19/2018	(751,312)
NZD	72,138,600	USD	49,990,411	JPMC	9/19/2018	(1,127,264)
PHP	54,299,200	USD	1,024,196	CITI**	9/19/2018	(13,337)
PHP	81,448,800	USD	1,536,295	JPMC**	9/19/2018	(20,008)
PLN	32,970,800	USD	9,044,313	CITI	9/19/2018	(230,655)
PLN	49,456,200	USD	13,583,832	JPMC	9/19/2018	(363,345)
SEK	9,469,600	USD	1,102,999	CITI	9/19/2018	(39,275)
SEK	14,204,400	USD	1,654,500	JPMC	9/19/2018	(58,915)
SGD	11,475,200	USD	8,553,928	CITI	9/19/2018	(117,347)
SGD	17,212,800	USD	12,830,908	JPMC	9/19/2018	(176,036)
TRY	5,224,800	USD	1,109,486	CITI	9/19/2018	(10,022)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

29

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
TRY	7,837,200	USD	1,660,072	JPMC	9/19/2018	$ (10,874)
TWD	47,668,000	USD	1,610,167	CITI**	9/19/2018	(38,210)
TWD	71,502,000	USD	2,415,254	JPMC**	9/19/2018	(57,318)
USD	38,759,932	AUD	52,510,800	CITI	9/19/2018	(110,031)
USD	58,139,825	AUD	78,766,200	JPMC	9/19/2018	(165,120)
USD	571,557	BRL	2,239,767	CITI**	9/19/2018	(1,605)
USD	857,334	BRL	3,359,651	JPMC**	9/19/2018	(2,408)
USD	92,603,066	CAD	122,781,600	CITI	9/19/2018	(918,319)
USD	138,901,440	CAD	184,172,400	JPMC	9/19/2018	(1,380,635)
USD	13,473	CHF	13,280	CITI	9/19/2018	(29)
USD	20,210	CHF	19,920	JPMC	9/19/2018	(44)
USD	609,301	COP	1,797,643,571	CITI**	9/19/2018	(1,759)
USD	913,951	COP	2,696,465,357	JPMC**	9/19/2018	(2,640)
USD	38,944,307	EUR	33,278,800	CITI	9/19/2018	(152,792)
USD	58,416,388	EUR	49,918,200	JPMC	9/19/2018	(229,261)
USD	11,156,731	GBP	8,460,400	CITI	9/19/2018	(48,535)
USD	16,735,076	GBP	12,690,600	JPMC	9/19/2018	(72,824)
USD	599,735	HKD	4,700,400	CITI	9/19/2018	(178)
USD	899,601	HKD	7,050,600	JPMC	9/19/2018	(269)
USD	108,205	HUF	30,533,200	CITI	9/19/2018	(581)
USD	162,307	HUF	45,799,800	JPMC	9/19/2018	(870)
USD	1,380,026	IDR	20,015,782,807	CITI**	9/19/2018	(2,104)
USD	2,070,037	IDR	30,023,674,207	JPMC**	9/19/2018	(3,158)
USD	11,573,257	INR	802,678,403	CITI**	9/19/2018	(22,834)
USD	17,359,864	INR	1,204,017,605	JPMC**	9/19/2018	(34,273)
USD	4,167,525	JPY	459,735,603	CITI	9/19/2018	(8,066)
USD	6,251,280	JPY	689,603,405	JPMC	9/19/2018	(12,107)
USD	7,189,154	KRW	8,019,769,421	CITI**	9/19/2018	(30,139)
USD	10,783,718	KRW	12,029,654,131	JPMC**	9/19/2018	(45,222)
USD	24,585,363	MXN	512,777,603	CITI	9/19/2018	(913,168)
USD	36,877,998	MXN	769,166,405	JPMC	9/19/2018	(1,369,798)
USD	381,838	NOK	3,114,400	CITI	9/19/2018	(1,778)
USD	572,756	NOK	4,671,600	JPMC	9/19/2018	(2,667)
USD	3,778,254	NZD	5,580,800	CITI	9/19/2018	(1,906)
USD	5,667,375	NZD	8,371,200	JPMC	9/19/2018	(2,866)
USD	2,710,075	PLN	10,186,800	CITI	9/19/2018	(13,030)
USD	2,634,101	PLN	9,906,000	JPMC	9/19/2018	(13,942)
USD	570,898	SEK	5,100,800	CITI	9/19/2018	(2,077)
USD	856,346	SEK	7,651,200	JPMC	9/19/2018	(3,116)
USD	2,838,591	SGD	3,870,000	CITI	9/19/2018	(6,638)
USD	4,179,470	SGD	5,695,200	JPMC	9/19/2018	(7,648)
USD	19,774,870	TRY	96,755,600	CITI	9/19/2018	(585,604)
USD	29,662,268	TRY	145,133,400	JPMC	9/19/2018	(878,442)
USD	654,957	TWD	19,912,000	CITI**	9/19/2018	(1,685)
USD	982,435	TWD	29,868,000	JPMC**	9/19/2018	(2,528)
USD	4,422,039	ZAR	61,694,400	CITI	9/19/2018	(29,169)
USD	6,633,051	ZAR	92,541,600	JPMC	9/19/2018	(43,763)
ZAR	196,099,200	USD	15,391,458	CITI	9/19/2018	(1,243,036)
ZAR	294,148,800	USD	23,085,365	JPMC	9/19/2018	(1,862,732)
CLP	2,496,160,048	USD	3,976,919	CITI**	9/20/2018	(156,791)
CLP	3,744,240,072	USD	5,965,386	JPMC**	9/20/2018	(235,194)

Total unrealized depreciation						(26,296,073)

Net unrealized depreciation						$(8,920,122)

**	Non-deliverable forward.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

30

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

COP - Colombian Peso

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - Korean Won

MXN - Mexican Peso

NOK - Norwegian Krone

NZD - New Zealand Dollar

PHP - Philippine Peso

PLN - Poland Zloty

SEK - Swedish Krona

SGD - Singapore Dollar

TRY - Turkish Lira

TWD - New Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

Collateral pledged to, or (received from), each counterparty at June 30, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
BARC
Cash	$—	$38,438,499	$38,438,499

CITI
Cash	(610,000)	—	(610,000)
Investment Companies	9,808,463	—	9,808,463

GSCO
Cash	—	7,133,148	7,133,148

GSIN
Investment Companies	835,498	—	835,498

JPMC
Investment Companies	25,800,288	—	25,800,288

JPMS
Cash	—	2,141,232	2,141,232

MLIN
Cash	30,093	—	30,093

MSCL
Cash	—	12,589,955	12,589,955

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2018

31

Consolidated Schedule of Investments	June 30, 2018 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at June 30, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
CITI
Investment Companies	$1,484,654	$—	$1,484,654

GSCO
Cash	—	1,571,707	1,571,707

GSIN
Cash	3,010,180	—	3,010,180

JPPC
Cash	—	1,914,666	1,914,666

MACQ
Cash	1,040,000	—	1,040,000

MSCL
Cash	—	(5,932,021)	(5,932,021)
U.S. Treasury Bills	—	5,859,394	5,859,394

SOCG
Cash	1,380,276	—	1,380,276

The following abbreviations are used for counterparty descriptions:

BANA - Bank of America, NA

BARC - Barclays Capital, Inc.

CITI - Citibank NA

GSCO - Goldman Sachs & Co.

GSIN - Goldman Sachs International

JPMC - J.P. Morgan Chase Bank, NA

JPMS - J.P. Morgan Securities LLC

JPPC - J.P. Morgan Securities plc

MACQ - Macquarie Bank Ltd.

MLIN - Merrill Lynch International

MSCL - Morgan Stanley & Co. LLC

MSCS - Morgan Stanley Capital Services LLC

SOCG - Societe Generale

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2018

32

Consolidated Statements of Assets and Liabilities	June 30, 2018 (Unaudited)

	AQR MANAGED FUTURES STRATEGY FUND**	AQR MANAGED FUTURES STRATEGY HV FUND**

ASSETS:
Investments in securities of unaffiliated issuers, at cost	$8,659,596,343	$556,868,617
Investments in securities of controlled affiliated issuers, at cost	366,699,608	—

Investments in securities of unaffiliated issuers, at value	$8,659,764,905	$556,870,119
Investments in securities of controlled affiliated issuers, at value	366,746,923	—
Cash	26,166,872	—
Cash denominated in foreign currencies‡	8,435,088	490,776
Unrealized appreciation on forward foreign currency exchange contracts	172,251,621	17,375,951
Unrealized appreciation on OTC swaps	29,176,302	3,132,871
Due from broker	65,074,025	5,576,705
Deposits with brokers for futures contracts	224,693,482	61,303,970
Variation margin on futures contracts	18,037,149	1,687,533
Receivables:
Securities sold	3,621,436,380	337,980,041
Dividends and interest	1,998,283	162,147
Capital shares sold	5,649,894	479,581
Prepaid expenses	252,467	54,250
Total Assets	13,199,683,391	985,113,944

LIABILITIES:
Due to custodian	—	1,168,076
Due to broker	2,720,597	813,683
Unrealized depreciation on forward foreign currency exchange contracts	261,211,063	26,296,073
Unrealized depreciation on OTC swaps	17,185,051	1,729,408
Deposits from brokers for futures contracts	4,025,111	—
Variation margin on futures contracts	6,551,413	660,030
Payables:	—	—
Securities purchased	3,621,901,224	338,027,724
Accrued investment advisory fees	8,358,779	747,580
Accrued distribution fees—Class N	606,920	16,310
Accrued Trustee fees	4,122	569
Capital shares redeemed	29,111,373	421,090
Other accrued expenses and liabilities	3,416,001	125,432
Total Liabilities	3,955,091,654	370,005,975
Net Assets	$9,244,591,737	$615,107,969

NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares)	$10,228,091,075	$708,182,894
Undistributed accumulated net investment income (loss)	(13,913,197)	(3,581,781)
Undistributed accumulated net realized gain (loss)	(930,733,618)	(86,548,412)
Net unrealized appreciation (depreciation)	(38,852,523)	(2,944,732)
Net Assets	$9,244,591,737	$615,107,969

NET ASSETS:
Class I	$4,966,241,034	$301,838,555
Class N	2,707,916,639	78,537,325
Class R6	1,570,434,064	234,732,089

SHARES OUTSTANDING:
Class I	570,113,530	36,336,923
Class N	315,715,795	9,552,646
Class R6	180,031,925	28,197,047

NET ASSET VALUE:
Class I	$8.71	$8.31
Class N	$8.58	$8.22
Class R6	$8.72	$8.32

‡ Cash denominated in foreign currencies at cost	$8,394,085	$490,256

**	See Note 2 in the Notes to Consolidated Financial Statements for additional information.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2018

33

Consolidated Statements of Operations	June 30, 2018 (Unaudited)

	AQR MANAGED FUTURES STRATEGY FUND**	AQR MANAGED FUTURES STRATEGY HV FUND**
	FOR THE SIX MONTHS ENDED JUNE 30, 2018	FOR THE SIX MONTHS ENDED JUNE 30, 2018

INVESTMENT INCOME:
Dividend income:
Unaffiliated issuers†	$7,866,814	$1,030,327
Controlled affiliated issuers	4,775,036	—
Interest income	67,791,535	4,259,922
Total Income	80,433,385	5,290,249

EXPENSES:
Investment advisory fees	55,466,498	5,295,825
Custody fees	285,243	77,318
Administration & accounting fees	1,635,648	101,869
Legal fees	104,334	7,168
Audit & tax fees	54,551	54,899
Shareholder reporting fees	389,427	28,755
Transfer agent fees	4,033,644	231,353
Trustee fees	172,416	15,120
Distribution fees—Class N	4,114,576	111,833
Recoupment of waiver	—	38,975
Registration fees	118,514	57,545
Other expenses	160,514	11,034

Total Expenses	66,535,365	6,031,694

Less fee waivers and/or reimbursements	—	(37,259)
Net Expenses	66,535,365	5,994,435
Net Investment Income (Loss)	13,898,020	(704,186)

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION):
Net realized gain (loss) from:
Transactions in investment securities of unaffiliated issuers	(11,483)	(1,851)
Transactions in investment securities of controlled affiliated issuers	21,808	—
Settlement of foreign currency and foreign currency transactions	(11,443,978)	(1,074,518)
Settlement of forward foreign currency contracts	(331,779,844)	(33,649,055)
Expiration or closing of futures contracts	20,343,047	(2,509,178)
Expiration or closing of swap contracts	(132,944,379)	(14,172,813)
Net realized gain (loss)	(455,814,829)	(51,407,415)

Net change in unrealized appreciation (depreciation) on:
Investment securities of unaffiliated issuers	1,645,634	47,763
Transactions in investment securities of controlled affiliated issuers	47,315	—
Foreign currency and foreign currency transactions	1,077,569	128,229
Forward foreign currency exchange contracts	(46,819,913)	(4,823,656)
Futures contracts	(148,910,399)	(13,528,166)
Swap contracts	8,095,663	1,063,011
Net change in unrealized appreciation (depreciation)	(184,864,131)	(17,112,819)
Net realized gain (loss) and net change in unrealized appreciation (depreciation)	(640,678,960)	(68,520,234)
Net increase (decrease) in net assets resulting from operations	($626,780,940)	($69,224,420)

† Net of foreign taxes withheld of	$204,106	$—

**	See Note 2 in the Notes to Consolidated Financial Statements for additional information.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2018

34

Consolidated Statements of Changes in Net Assets	June 30, 2018

	AQR MANAGED FUTURES STRATEGY FUND **		AQR MANAGED FUTURES STRATEGY HV FUND **
	FOR THE SIX MONTHS ENDED JUNE 30, 2018 (Unaudited)	FOR THE YEAR ENDED DECEMBER 31, 2017	FOR THE SIX MONTHS ENDED JUNE 30, 2018 (Unaudited)	FOR THE YEAR ENDED DECEMBER 31, 2017

OPERATIONS:
Net investment income (loss)	$13,898,020	$(53,053,526)	$(704,186)	$(6,269,361)
Net realized gain (loss)	(455,814,829)	(286,092,542)	(51,407,415)	(21,492,358)
Net change in unrealized appreciation (depreciation)	(184,864,131)	175,069,336	(17,112,819)	16,127,707
Net increase (decrease) in net assets resulting from operations	(626,780,940)	(164,076,732)	(69,224,420)	(11,634,012)

CAPITAL TRANSACTIONS:

CLASS I
Proceeds from shares sold	1,082,801,337	2,926,054,708	75,366,305	412,207,460
Cost of shares redeemed	(1,737,267,275)	(4,509,138,890)	(202,732,783)	(355,005,253)
Net increase (decrease) from capital transactions	(654,465,938)	(1,583,084,182)	(127,366,478)	57,202,207

CLASS N
Proceeds from shares sold	519,871,598	1,361,742,244	22,396,880	51,469,716
Cost of shares redeemed	(937,346,622)	(1,329,701,417)	(33,524,557)	(65,942,623)
Net increase (decrease) from capital transactions	(417,475,024)	32,040,827	(11,127,677)	(14,472,907)

CLASS R6
Proceeds from shares sold	316,505,880	1,164,399,126	56,924,318	106,785,812
Cost of shares redeemed	(496,535,929)	(484,097,033)	(56,297,644)	(47,165,170)
Net increase (decrease) from capital transactions	(180,030,049)	680,302,093	626,674	59,620,642
Net increase (decrease) in net assets resulting from capital transactions	(1,251,971,011)	(870,741,262)	(137,867,481)	102,349,942
Total increase (decrease) in net assets	(1,878,751,951)	(1,034,817,994)	(207,091,901)	90,715,930

NET ASSETS:
Beginning of period	11,123,343,688	12,158,161,682	822,199,870	731,483,940
End of period	$9,244,591,737	$11,123,343,688	$615,107,969	$822,199,870

Undistributed accumulated net investment income (loss)	$(13,913,197)	$(27,811,217)	$(3,581,781)	$(2,877,595)

CHANGES IN SHARES OUTSTANDING:

CLASS I
Shares outstanding, beginning of period	645,147,269	821,325,811	50,683,732	44,297,366
Shares sold	118,643,046	320,666,048	8,608,149	46,169,310
Shares redeemed	(193,676,785)	(496,844,590)	(22,954,958)	(39,782,944)
Shares outstanding, end of period	570,113,530	645,147,269	36,336,923	50,683,732

CLASS N
Shares outstanding, beginning of period	365,313,253	361,866,517	10,760,367	12,612,500
Shares sold	58,273,892	151,983,418	2,584,709	5,702,778
Shares redeemed	(107,871,350)	(148,536,682)	(3,792,430)	(7,554,911)
Shares outstanding, end of period	315,715,795	365,313,253	9,552,646	10,760,367

CLASS R6
Shares outstanding, beginning of period	199,171,371	125,447,820	28,585,910	21,880,192
Shares sold	34,639,666	126,885,629	6,184,887	12,000,063
Shares redeemed	(53,779,112)	(53,162,078)	(6,573,750)	(5,294,345)
Shares outstanding, end of period	180,031,925	199,171,371	28,197,047	28,585,910

**	See Note 2 in the Notes to Consolidated Financial Statements for additional information.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2018

35

Consolidated Financial Highlights	June 30, 2018

	PER SHARE OPERATING PERFORMANCE
		Change in Net Assets Resulting from Operations[1]			Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
AQR MANAGED FUTURES STRATEGY FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2018 (Unaudited)	$9.23	0.01	(0.53)	(0.52)	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2017	$9.32	(0.03)	(0.06)	(0.09)	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2016	$10.18	(0.08)	(0.78)	(0.86)	(0.00)[5]	—	(0.00)[5]
FOR THE YEAR ENDED DECEMBER 31, 2015	$10.63	(0.12)	0.34	0.22	(0.46)	(0.21)	(0.67)
FOR THE YEAR ENDED DECEMBER 31, 2014	$10.59	(0.12)	1.13	1.01	(0.44)	(0.53)	(0.97)
FOR THE YEAR ENDED DECEMBER 31, 2013	$9.78	(0.12)	1.04	0.92	—	(0.11)	(0.11)
AQR MANAGED FUTURES STRATEGY FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2018 (Unaudited)	$9.10	0.00 [5]	(0.52)	(0.52)	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2017	$9.21	(0.06)	(0.05)	(0.11)	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2016	$10.09	(0.11)	(0.77)	(0.88)	(0.00)[5]	—	(0.00)[5]
FOR THE YEAR ENDED DECEMBER 31, 2015	$10.54	(0.15)	0.34	0.19	(0.43)	(0.21)	(0.64)
FOR THE YEAR ENDED DECEMBER 31, 2014	$10.51	(0.15)	1.11	0.96	(0.40)	(0.53)	(0.93)
FOR THE YEAR ENDED DECEMBER 31, 2013	$9.73	(0.15)	1.04	0.89	—	(0.11)	(0.11)
AQR MANAGED FUTURES STRATEGY FUND CLASS R6
SIX MONTHS ENDED JUNE 30, 2018 (Unaudited)	$9.24	0.02	(0.54)	(0.52)	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2017	$9.32	(0.02)	(0.06)	(0.08)	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2016	$10.18	(0.07)	(0.79)	(0.86)	(0.00)[5]	—	(0.00)[5]
FOR THE YEAR ENDED DECEMBER 31, 2015	$10.62	(0.11)	0.34	0.23	(0.46)	(0.21)	(0.67)
FOR THE PERIOD 9/02/14[6]-12/31/14	$10.28	(0.04)	1.36	1.32	(0.45)	(0.53)	(0.98)
AQR MANAGED FUTURES STRATEGY HV FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2018 (Unaudited)	$9.14	(0.01)	(0.82)	(0.83)	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2017	$9.29	(0.08)	(0.07)	(0.15)	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2016	$10.70	(0.13)	(1.28)	(1.41)	(0.00)[5]	—	(0.00)[5]
FOR THE YEAR ENDED DECEMBER 31, 2015	$11.23	(0.18)	0.46	0.28	(0.51)	(0.30)	(0.81)
FOR THE YEAR ENDED DECEMBER 31, 2014	$10.80	(0.17)	1.72	1.55	(0.86)	(0.26)	(1.12)
FOR THE PERIOD 7/16/13[8]-12/31/13	$10.00	(0.08)	0.89	0.81	—	(0.01)	(0.01)
AQR MANAGED FUTURES STRATEGY HV FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2018 (Unaudited)	$9.06	(0.02)	(0.82)	(0.84)	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2017	$9.23	(0.10)	(0.07)	(0.17)	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2016	$10.66	(0.16)	(1.27)	(1.43)	(0.00)[5]	—	(0.00)[5]
FOR THE YEAR ENDED DECEMBER 31, 2015	$11.21	(0.21)	0.46	0.25	(0.50)	(0.30)	(0.80)
FOR THE YEAR ENDED DECEMBER 31, 2014	$10.79	(0.19)	1.71	1.52	(0.84)	(0.26)	(1.10)
FOR THE PERIOD 7/16/13[8]-12/31/13	$10.00	(0.09)	0.89	0.80	—	(0.01)	(0.01)
AQR MANAGED FUTURES STRATEGY HV FUND CLASS R6
SIX MONTHS ENDED JUNE 30, 2018 (Unaudited)	$9.15	(0.00)[5]	(0.83)	(0.83)	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2017	$9.30	(0.07)	(0.08)	(0.15)	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2016	$10.70	(0.13)	(1.27)	(1.40)	(0.00)[5]	—	(0.00)[5]
FOR THE YEAR ENDED DECEMBER 31, 2015	$11.23	(0.17)	0.46	0.29	(0.52)	(0.30)	(0.82)
FOR THE PERIOD 9/02/14[6]-12/31/14	$10.33	(0.06)	2.09	2.03	(0.87)	(0.26)	(1.13)

*	Annualized for periods less than one year.
1	Per share net investment income (loss) and net realized and unrealized gain (loss) are based on average shares outstanding.
2	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.
3	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
4	Ratios do not include the impact of the expenses of the underlying funds in which the Fund invests.
5	Amount is less than $.005 per share.
6	Commencement of offering of shares.
7	Certain expenses incurred by the Fund were not annualized for the period.
8	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2018

36

Consolidated Financial Highlights	June 30, 2018

		RATIOS/SUPPLEMENTAL DATA
			Ratios to Average Net Assets of:*
Net Asset Value, End of Period	Total Return[2,3]	Net Assets, End of Period (000’s)	Expenses, Before Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers (Excluding Dividend Short Expense & Interest Expense)[4]	Net Investment Income (Loss)	Portfolio Turnover Rate

$8.71	(5.63)%	$4,966,241	1.19%	1.19%	1.19%	0.33%	0%
$9.23	(0.97)%	$5,956,726	1.19%	1.19%	1.19%	(0.38)%	0%
$9.32	(8.43)%	$7,654,491	1.20%	1.20%	1.20%	(0.81)%	0%
$10.18	2.00%	$7,778,072	1.21%	1.21%	1.21%	(1.11)%	0%
$10.63	9.69%	$5,633,607	1.23%	1.23%	1.23%	(1.20)%	0%
$10.59	9.40%	$4,506,181	1.23%	1.23%	1.23%	(1.22)%	0%

$8.58	(5.71)%	$2,707,917	1.46%	1.46%	1.46%	0.07%	0%
$9.10	(1.19)%	$3,325,717	1.46%	1.46%	1.46%	(0.63)%	0%
$9.21	(8.71)%	$3,334,207	1.48%	1.48%	1.47%	(1.08)%	0%
$10.09	1.75%	$1,588,011	1.47%	1.47%	1.47%	(1.38)%	0%
$10.54	9.34%	$1,310,969	1.50%	1.50%	1.50%	(1.47)%	0%
$10.51	9.14%	$1,408,085	1.50%	1.50%	1.50%	(1.48)%	0%

$8.72	(5.63)%	$1,570,434	1.11%	1.11%	1.11%	0.42%	0%
$9.24	(0.86)%	$1,840,901	1.11%	1.11%	1.11%	(0.27)%	0%
$9.32	(8.43)%	$1,169,464	1.13%	1.13%	1.13%	(0.73)%	0%
$10.18	2.16%	$240,185	1.13%	1.13%	1.13%	(1.01)%	0%
$10.62	12.99%	$113	1.16%	1.15%	1.15%	(1.11)%	0%

$8.31	(9.08)%	$301,839	1.64%	1.64%	1.64%	(0.20)%	0%
$9.14	(1.61)%	$463,124	1.64%	1.64%	1.64%	(0.85)%	0%
$9.29	(13.17)%	$411,599	1.66%	1.64%	1.64%	(1.29)%	0%
$10.70	2.48%	$258,691	1.65%	1.61%	1.61%	(1.52)%	0%
$11.23	14.68%	$146,261	1.76%[7]	1.65%	1.65%	(1.62)%	0%
$10.80	8.14%	$37,078	2.51%[7]	1.68%	1.65%	(1.66)%	0%

$8.22	(9.27)%	$78,537	1.91%	1.90%	1.90%	(0.45)%	0%
$9.06	(1.84)%	$97,440	1.90%	1.90%	1.90%	(1.13)%	0%
$9.23	(13.40)%	$116,422	1.91%	1.90%	1.90%	(1.55)%	0%
$10.66	2.19%	$137,115	1.92%	1.89%	1.89%	(1.78)%	0%
$11.21	14.37%	$9,367	2.12%[7]	1.90%	1.90%	(1.88)%	0%
$10.79	8.04%	$1,644	4.03%[7]	1.93%	1.90%	(1.92)%	0%

$8.32	(9.07)%	$234,732	1.56%	1.55%	1.55%	(0.10)%	0%
$9.15	(1.61)%	$261,636	1.55%	1.55%	1.55%	(0.75)%	0%
$9.30	(13.07)%	$203,463	1.57%	1.55%	1.55%	(1.20)%	0%
$10.70	2.54%	$133,722	1.59%	1.55%	1.55%	(1.45)%	0%
$11.23	19.94%	$45,436	1.68%[7]	1.55%	1.55%	(1.52)%	0%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2018

37

Notes to Consolidated Financial Statements	June 30, 2018 (Unaudited)

1. Organization

AQR Funds (the “Trust”), was organized as a Delaware statutory trust on September 4, 2008. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of June 30, 2018, the Trust consists of thirty-nine active series, two of which are presented in this book (collectively, the “Funds” and each individually a “Fund”): AQR Managed Futures Strategy Fund and AQR Managed Futures Strategy HV Fund. The remaining active series are reported in separate books. AQR Capital Management, LLC (the “Adviser”) serves as the investment adviser of each Fund.

The investment objective of the AQR Managed Futures Strategy Fund and the AQR Managed Futures Strategy HV Fund is to seek positive absolute returns. Each fund offers Class I, Class N and Class R6 shares.

2. Consolidation of Subsidiaries

The consolidated Schedules of Investments, Statements of Assets and Liabilities, of Operations, of Changes in Net Assets and the Financial Highlights of the AQR Managed Futures Strategy Fund and AQR Managed Futures Strategy HV Fund (“Consolidated Funds”) include the accounts of AQR Managed Futures Strategy Offshore Fund Ltd., and AQR Managed Futures Strategy HV Offshore Fund Ltd., respectively, wholly-owned and controlled subsidiaries (the “Subsidiaries”). All intercompany accounts and transactions have been eliminated in consolidation. Subsequent references to the Funds within the Notes to the Consolidated Financial Statements collectively refer to the Consolidated Funds and their Subsidiaries.

Each consolidated Fund may invest up to 25% of its total assets in its respective Subsidiary, which acts as an investment vehicle in order to affect certain investment strategies consistent with the Funds’ investment objectives and policies. The Funds expect that they will achieve a significant portion of their exposure to commodities and commodities-related investments through investment in the Subsidiaries. Unlike the Funds, the Subsidiaries may invest without limitation in commodities and commodities-related investments.

	SUBSIDIARY NET ASSETS AT JUNE 30, 2018	% OF TOTAL NET ASSETS AT JUNE 30, 2018
AQR Managed Futures Strategy Offshore Fund Ltd	$2,187,119,659	23.7%
AQR Managed Futures Strategy HV Offshore Fund Ltd	143,662,152	23.4%

3. Significant Accounting Policies

The Funds are investment companies and apply specialized accounting and reporting guidance in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Use of Estimates: The preparation of the financial statements in conformity with GAAP requires the Adviser to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Valuation of Investments: All securities and other investments are recorded at their estimated fair value, as described in Note 5.

Cash: Cash comprises U.S. Dollar and foreign currency deposits held at a bank(s) or custodian bank(s) which may exceed insured limits. The Funds are subject to risk to the extent that the institutions may be unable to fulfill their obligations.

Due to/from Brokers: Due to/from brokers represents cash balances on deposit with, or cash balances owed to, the Funds’ prime brokers and counterparties. The Funds are subject to credit risk should the prime brokers and counterparties be unable to meet their obligations to the Funds.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. Dollars. The Funds’ assets and liabilities in foreign currencies are translated into U.S. Dollars at the prevailing exchange rate at the valuation date. Transactions denominated in foreign currencies are translated into U.S. Dollars at the prevailing exchange rate on the date of the transaction. The Funds’ income earned and expense incurred in foreign denominated currencies are translated into U.S. Dollars at the prevailing exchange rate on the date of such activity.

The Funds do not isolate that portion of the results of operations arising from changes in the foreign exchange rates on investments and derivatives from the fluctuations that result from changes in the market prices of investments and derivatives held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized gain (loss) from transactions in investment securities and derivatives and net change in unrealized appreciation (depreciation) on investment securities and derivatives on the Statements of Operations.

AQR Funds	Semi-Annual Report	June 2018

38

Notes to Consolidated Financial Statements	June 30, 2018 (Unaudited)

Realized gains (losses) from settlement of foreign currency and foreign currency transactions reported on the Statements of Operations arise from the disposition of foreign currency and a change between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books on the transaction date and the U.S. Dollar equivalent of the amounts actually received or paid. Changes in unrealized appreciation (depreciation) on foreign currency and foreign currency translations reported on the Statements of Operations arise from changes (due to the changes in the exchange rate) in the value of foreign currency and assets and liabilities (other than investments) denominated in foreign currencies, which are held at period end.

Investment Transactions and Related Income: Investment transactions are accounted for on trade date (the date the order to buy or sell is executed). Realized gains and losses on investment transactions are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method adjusted for amortization of premiums and accretion of discounts using the effective yield method. Dividend income (expense) net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of the ex-date dividend notification. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis. For inflation-linked bonds, interest income (expense) is earned on the principal amount and adjusted for the changes in the relevant consumer price index.

Multi-class Operations: Each class of shares offered by the Trust has equal rights as to earnings, assets and voting privileges, except that each class may bear different sub-transfer agency and distribution fees and shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares. Income, non-class specific expenses, realized and unrealized gains and losses are allocated daily to each class of shares based upon the proportion of relative net assets at the beginning of each day. Each Fund is charged for those expenses that are directly attributable to each Fund. Trust level expenses are allocated among the Funds based on the ratio of average net assets or other reasonable methodology.

The Funds record distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates (if actual amounts are not available) and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of components of distributions (and consequently net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

The Funds may be subject to foreign taxes on income, capital gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

Federal Income Taxes: Each Fund is treated as a separate taxable entity for federal income tax purposes. Each Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). If so qualified, each Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Accordingly no provision for Federal income tax is necessary.

The Adviser evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The Funds are required to analyze all open tax years. Open tax years are those years that are open for examination by the relevant income taxing authority. The Funds have concluded that there is no tax liability/benefit resulting from uncertain income tax positions taken or expected to be taken. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will materially change in the next twelve months. The returns of the Funds for the prior three fiscal years as well as current year, or since inception if shorter, are open for examination. As of June 30, 2018, the Funds had no examinations in progress.

For Federal tax purposes, taxable income for each Consolidated Fund and its Subsidiary are calculated separately. The Subsidiaries are classified as controlled foreign corporations (“CFCs”) under the (“the Code”) and each CFCs taxable income is included in the calculation of the relevant Consolidated Fund’s taxable income. Net losses of the Subsidiaries are not deductible by the Consolidated Funds either in the current period or future periods. Each of the CFCs has a fiscal year end of December 31st for financial statement consolidation purposes and a nonconforming tax year end of November 30th.

Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The Funds intend to declare and distribute substantially all of their net investment income and net realized capital gains, if any, at least annually. Income and capital gain distributions will be determined in accordance with federal income tax regulations which may differ from GAAP. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gain (loss) reported on the Funds’ financial statements presented under GAAP.

AQR Funds	Semi-Annual Report	June 2018

39

Notes to Consolidated Financial Statements	June 30, 2018 (Unaudited)

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed/overdistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Indemnification: In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as any potential exposure involves future claims that may be made against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.

4. Securities and Other Investments

Limited Purpose Cash Investment Fund: Certain Funds may invest in the Limited Purpose Cash Investment Fund (the “LPCI Fund”), which is managed by UBS Asset Management (Americas) Inc. (“UBS AM”). The LPCI Fund is a registered investment company under the 1940 Act and is subject to the money market regulations as prescribed in Rule 2a-7 of the 1940 Act. Pursuant to the LPCI Fund’s eligibility requirements, shares of the LPCI Fund are only available for sale to the Adviser and funds advised by the Adviser. Those Funds investing in the LPCI Fund indirectly bear their share of the advisory and operating expenses borne by the LPCI Fund. Section 2a-3 of the 1940 Act defines an affiliated person as, among other things, a company in which a Fund owns at least 5% of the outstanding voting securities. The LPCI Fund may be considered an affiliated person of some of the Funds in the Trust. However, the Funds do not invest in the LPCI Fund for the purpose of exercising a controlling influence over its management, board or policies. A summary of transactions with each affiliated person is included in the Schedules of Investments, if applicable.

Futures Contracts: Certain Funds invest in futures contracts as part of their primary investment strategy and to equitize its cash flows. Investments in futures may increase or decrease exposure to a particular market. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Funds, the Funds may not receive the return of the entire margin owed to the Funds, potentially resulting in a loss. A change in market value of an open futures contract is recorded in the Statements of Operations as net change in unrealized appreciation (depreciation) on futures contracts. A realized gain (loss) represents the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired, and is reported in the Statements of Operations. The use of long futures contracts subjects the Funds to risk of loss in excess of the variation margin on the Statements of Assets and Liabilities. The use of short futures contracts subjects the Funds to unlimited risk of loss. Futures contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Forward Foreign Currency Exchange Contracts: Certain Funds buy and sell forward foreign currency exchange contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. Dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities that a Fund intends to buy are denominated, when a Fund holds cash reserves and short term investments), or for other investment purposes. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as unrealized appreciation or depreciation. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Funds are unable to enter into a closing position. Risks may exceed amounts recognized on the Statements of Assets and Liabilities. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Forward foreign currency exchange contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Swap Contracts: Certain Funds engage in various swap transactions to manage risks within their portfolios or as alternatives to direct investments. Swap transactions may be privately negotiated in the over-the-counter (“OTC”) market where payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing (“centrally cleared swaps”). These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”), in which case all payments are settled with the CCP through the DCM. For centrally cleared swaps, the Schedules of Investments includes the cumulative appreciation (depreciation), while only the current day’s variation margin is reported within the Statements of Assets and Liabilities. For credit default and interest rate contracts, an up-front payment received by a Fund is recorded as a liability and an up-front payment made by a Fund is recorded as an asset on the Fund’s Statement of Assets and Liabilities. Up-front payments are amortized over the term of the contract. If there is no upfront payment or receipt, market value will equal unrealized appreciation (depreciation). Payments received (paid) by a Fund are recorded as realized gains (losses) from the expiration at a periodic reset date or closing of swap contracts in the Statements of Operations. The Funds’ use of swap contracts create additional risks beyond those that would exist if the Funds invested in the underlying positions directly.

Total Return Swap Contracts: Certain Funds invest in total return swaps to obtain exposure to the underlying referenced instruments, obtain leverage or attain the returns from ownership without actually owning the underlying position. Total return swaps are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, security index or index component during the period of the swap. Total return swap contracts are marked to market daily and the change, if any, is recorded as net change in appreciation (depreciation) on swap contracts in the Statements of Operations. Total return swaps normally do not

AQR Funds	Semi-Annual Report	June 2018

40

Notes to Consolidated Financial Statements	June 30, 2018 (Unaudited)

involve the delivery of securities or other underlying assets. If the counterparty to a total return swap contract defaults, a Fund’s risk of loss consists of the net amount of payments the Fund is contractually entitled to receive, if any. The use of long total return swap contracts subject the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities. The use of short total return swaps subject the Funds to potential unlimited loss. Periodic payments received (paid) by the Funds are recorded as realized gains (losses) from the expiration or closing of swap contracts in the Statements of Operations. Total return swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Master Agreements: Certain Funds are parties to master netting arrangements with counterparties (“Master Agreements”). Master Agreements govern the terms of certain like transactions, and reduce the counterparty risk associated with relevant transactions by specifying payment netting mechanisms across multiple transactions and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded by different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple Master Agreements with a counterparty and its affiliates.

As the Master Agreements are specific to unique operations of different asset types, they allow the Funds to i) close out and net their total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty, ii) exit transactions through means other than sale, such as through a negotiated agreement with the Funds’ counterparty, a transfer to another party, or close out of the position through execution of an offsetting transaction.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of equities, bonds, equity options or short sales of securities between certain Funds and selected counterparties. These arrangements provide financing terms for such transactions and include guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically held by the prime broker and offset any obligations due to the prime broker.

Customer Account Agreements govern cleared derivatives transactions and exchange-traded futures and options transactions. Upon entering into an exchange-traded or centrally cleared derivative contract, the Funds are required to deposit with the relevant clearing organization cash or securities, which is referred to as the initial margin. Securities deposited as initial margin are designated on the Schedules of Investments and cash deposited is recorded as Deposits with brokers for centrally cleared swaps and Deposits with brokers for futures contracts on the Statements of Assets and Liabilities. For exchange-traded futures or centrally cleared swaps, initial margin is posted, and daily changes in fair value are recorded as a payable or receivable on the Statement of Assets and Liabilities as Variation margin on centrally cleared swaps and Variation margin on futures contracts. Variation margin is determined separately for exchange-traded futures and centrally cleared swaps and cannot be netted.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC derivative transactions entered into between certain Funds and a counterparty. ISDA Master Agreements maintain provisions for general obligations, representations, netting of settlement payments, agreements to deliver supporting documents, collateral transfer and events of default or termination. Events of termination include a decline in the Fund’s net assets below a specified threshold over a certain period of time or a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all OTC contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by a party to elect early termination could be material to the financial statements and impact a Fund’s future derivative activity. Collateral pledged by a Fund for OTC derivatives pursuant to a Master Agreement is segregated by the Fund’s custodian and identified as an asset in the Statements of Assets and Liabilities either as a component of Investments in securities, at value (securities) or in Due from brokers (cash).

Collateral and margin requirements differ according to the terms of each type of Master Agreement. Collateral is routinely transferred if the total net exposure net of existing collateral already in place governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold. Collateral can be in the form of cash, debt securities issued by the U.S. government, money market funds and other securities as agreed to by the Fund and the applicable counterparty, or as permitted by the clearing house or exchange.

Collateral posted for the benefit of a Fund pursuant to a Master Agreement is held by a custodian of the Fund. Amounts which can be invested or repledged, are presented in the Fund’s Schedule of Investments. Segregation of fund’s collateral in the custodian account helps mitigate counterparty risk. Collateral received is reflected as a liability within Due to brokers in the Statements of Assets and Liabilities.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities subject to master netting agreements on the Statements of Assets and Liabilities.

5. Investment Valuation and Fair Value Measurements

Investment Valuation Policies: The Net Asset Value (“NAV”) of the Funds’ shares are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time) on each day that the NYSE is open (each a “Business Day”). The NAV per share of each class within each Fund is computed by dividing the total current value of the assets of such Fund attributable to a class, less class

AQR Funds	Semi-Annual Report	June 2018

41

Notes to Consolidated Financial Statements	June 30, 2018 (Unaudited)

liabilities, by the total number of shares of that class of the Fund outstanding at the time the computation is made. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Funds’ Board of Trustees (the “Board”).

The Adviser has established a Valuation Committee (the “VC”) to assist the board with oversight and monitoring of the valuation of the Funds’ investments. This includes administering, implementing and overseeing the continual appropriateness of valuation approaches applied and the determination of adjustments to the fair valuation of portfolio securities and other financial derivative instruments in good faith after consideration of market factor changes and events affecting issuers. The Adviser performs a series of activities to provide reasonable assurance of the accuracy of prices including: (i) periodic vendor due diligence meetings, review of approaches and techniques, new developments and processes at vendors, (ii) review of daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, (iii) review of third party model prices against internal model prices, and (iv) review the results of back testing and reports for the Board on the results of fair value determinations.

Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from pricing services or established market makers. Where market quotations are not readily available, or if an available market quotation is determined not to reflect fair value, securities or financial derivatives are valued at fair value, as determined in good faith by the VC in accordance with the valuation procedures approved by the Funds’ Board. Using fair value to price a security may require subjective determinations about the value of a security that could result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net assets. It is possible the estimated values may differ significantly from the values which would have been used had an active ready market for the investments existed. These differences could be material.

Fair Value Hierarchy: Various inputs are utilized in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels as follows:

Level 1 — Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 — Other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, credit risks and default rates) or other market corroborated inputs.

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used. The valuation techniques used by the Funds to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Valuation Techniques: The following inputs and techniques may be used by the Funds to evaluate how to classify each major category of assets and liabilities into the appropriate fair value hierarchy in accordance with GAAP.

Equity securities, including securities sold short, rights, exchange options, warrants, Exchange-Traded Funds (“ETFs”) and closed-end investment companies, are valued at the last quoted sales prices or official closing prices taken from the primary market, or composite in which each security trades and are therefore classified Level 1.

An equity for which no sales are reported, as in the case of a security that is traded in the over-the-counter market or a less liquid listed equity, is valued at its last bid price (in the case of short sales, at the ask price) and is therefore classified Level 2. In addition, equities traded outside of the Western Hemisphere are classified Level 2 because they are fair valued daily based on the application of a fair value factor (unless the Adviser determines that use of another valuation methodology is appropriate). The Funds apply daily fair value factors, furnished by an independent pricing service, to account for the market movement between the close of the foreign market and the close of the NYSE. The pricing service uses statistical analysis and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, American Depositary Receipts, futures contracts and exchange rates in other markets in determining fair value as of the time a Fund calculates its net asset value.

Fixed income securities (other than certain short-term investments maturing in 60 days or less) and other investments that trade in markets that are not considered to be active, are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs and are also classified within Level 2. These include certain U.S. government and sovereign obligations, most government

AQR Funds	Semi-Annual Report	June 2018

42

Notes to Consolidated Financial Statements	June 30, 2018 (Unaudited)

agency securities, investment-grade corporate bonds, money market funds and less liquid listed equities. Corporate and sovereign bonds and other fixed-income instruments are valued at estimated fair value using the latest bid prices or evaluated quotes furnished by independent pricing services, as well as quotations from counterparties and other market participants. Evaluated quotes are based on a matrix system, which may consider such factors as quoted prices for identical or similar assets, yields, maturities and ratings and are not necessarily reliant on quoted prices. Short-term debt investments of sufficient credit quality maturing in 60 days or less are generally valued at amortized cost, which approximates fair value. These investments are categorized as Level 2 within the fair value hierarchy.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments include illiquid securities. When observable prices are not available for these securities, the Funds may use one or more valuation approaches (e.g., the market approach, the income approach, or the cost approach), including proprietary models for which sufficient and reliable data is available. Within Level 3, the market approach generally is based on the technique of using comparable market transactions, while the use of the income approach includes the estimation of future cash flows discounted to calculate fair value. Discounts may also be applied due to the nature or durations of any restrictions on the disposition of the investment or adjusted as appropriate for credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 investments include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations and other transactions across the capital structure, offerings in the equity or debt capital markets, changes in financial ratios or cash flows, benchmark yield curves, credit spreads, estimated default rates, underlying collateral, and other unique security features. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Adviser in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the fair value of the investment.

Exchange-traded derivatives, such as futures contracts and exchange-traded option contracts, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Futures and option contracts that are listed on national exchanges and are freely transferable are valued at fair value based on their last sales price on the date of determination on the exchange their constitutes the principal market or, if no sales occurred on such date, at the bid price on such exchange at the close of business on such date. Centrally cleared swaps listed or traded on a multilateral trade facility platform, such as a registered exchange, are valued on daily basis using quotations provided by an independent pricing service.

OTC derivatives, including forward contracts and swap contracts, are valued by the Funds on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable.

The value of each total return swap contract and total return basket swap contract is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing price on the principal exchange on which the securities are traded; (ii) financing costs; (iii) the value of dividends or accrued interest; (iv) cash balances within the swap; and (v) other factors, as applicable.

The U.S. Dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.

Credit default swap contracts and interest rate swap contracts are marked to market daily based on quotations as provided by an independent pricing service. The independent pricing services aggregate valuation information from various market participants to create a single reference value for each credit default swap contract and interest rate swap contract.

Generally, a valuation model is used consistently for similar derivative types. In instances where models are used, the value of an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument as well as the availability and reliability of observable inputs. Such inputs typically may include market prices for reference securities, yield curves, credit spreads, measures of volatility, prepayment rates and implied correlations of such inputs which are obtained from outside brokers and/or pricing services when available. Certain OTC derivatives, such as generic forwards, swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. Those OTC derivatives that have less liquidity or for which inputs are unobservable are classified within Level 3. While the valuations of less liquid OTC derivatives may utilize some Level 1 and/or Level 2 inputs, they also may include other unobservable inputs which may be considered significant to the fair value determination.

The Funds value the repurchase agreements and reverse repurchase agreements they have entered based on the respective contract amounts, which approximate fair value. As such, repurchase agreements are carried at the amount of cash paid plus accrued interest receivable (or interest payable in periods of increased demand for collateral), and reverse repurchase agreements are carried at the amount of cash received plus accrued interest payable (or interest receivable in periods of increased demand for collateral).

AQR Funds	Semi-Annual Report	June 2018

43

Notes to Consolidated Financial Statements	June 30, 2018 (Unaudited)

Quantitative Information

The following tables represent each Fund’s valuation inputs as presented on the Schedule of Investments.

AQR MANAGED FUTURES STRATEGY FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Short-Term Investments	$—	$9,026,511,828	$—	$9,026,511,828
Futures Contracts*	207,368,324	—	—	207,368,324
Forward Foreign Currency Exchange Contracts*	—	172,251,621	—	172,251,621
Total Return Swaps Contracts*	—	29,176,302	—	29,176,302

Total Assets	$207,368,324	$9,227,939,751	$—	$9,435,308,075

LIABILITIES
Futures Contracts*	$(170,575,492)	$—	$—	$(170,575,492)
Forward Foreign Currency Exchange Contracts*	—	(261,211,063)	—	(261,211,063)
Total Return Swaps Contracts*	—	(17,185,051)	—	(17,185,051)

Total Liabilities	$(170,575,492)	$(278,396,114)	$—	$(448,971,606)

AQR MANAGED FUTURES STRATEGY HV FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Short-Term Investments	$—	$556,870,119	$—	$556,870,119
Futures Contracts*	20,916,668	—	—	20,916,668
Forward Foreign Currency Exchange Contracts*	—	17,375,951	—	17,375,951
Total Return Swaps Contracts*	—	3,132,871	—	3,132,871

Total Assets	$20,916,668	$577,378,941	$—	$598,295,609

LIABILITIES
Futures Contracts*	$(16,442,381)	$—	$—	$(16,442,381)
Forward Foreign Currency Exchange Contracts*	—	(26,296,073)	—	(26,296,073)
Total Return Swaps Contracts*	—	(1,729,408)	—	(1,729,408)

Total Liabilities	$(16,442,381)	$(28,025,481)	$—	$(44,467,862)

*	Derivative instruments, including futures, total return swap, and forward foreign currency exchange contracts, are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Funds’ Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities for exchange-traded and cleared derivatives.

The Funds recognize all transfers at the beginning of the reporting period, related unrealized appreciation/(depreciation) is also transferred out at the beginning of the reporting period. Transfers between Level 1 and 2 generally relate to whether the principal market for the security becomes active or inactive. Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g., frequency of trades), which resulted in a lack of or increase in available market inputs to determine price. During the period ended June 30, 2018, there were no transfers between levels for any of the Funds. There were no Level 3 securities held at period end.

6. Federal Income Tax Matters

At June 30, 2018, the cost and aggregate gross unrealized appreciation (depreciation) of long security positions, short security positions and derivative instruments for federal income tax purposes were as follows:

FUND	COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
AQR Managed Futures Strategy Fund	$9,026,295,951	$409,290,545	$(449,250,027)	$(39,959,482)
AQR Managed Futures Strategy HV Fund	556,868,617	4,090,819	(7,131,689)	(3,040,870)

The differences between book basis and tax basis appreciation (depreciation) on investments is primarily attributable to differences in the tax treatment of mark to market gain/loss on regulated futures contracts and forward foreign currency contracts.

AQR Funds	Semi-Annual Report	June 2018

44

Notes to Consolidated Financial Statements	June 30, 2018 (Unaudited)

As of December 31, 2017, for federal income tax purposes, the following Funds have capital loss carryforwards available to offset future capital gains, if any, to the extent provided by the U.S. Treasury regulations:

FUND	SHORT-TERM	LONG-TERM
AQR Managed Futures Strategy Fund	$120,619,343	$366,849,923
AQR Managed Futures Strategy HV Fund	6,382,439	30,194,458

7. Investment Transactions

During the period ended June 30, 2018, there was no cost of purchases or proceeds from sales of investments (excluding swap contracts, forward foreign currency exchange contracts, futures contracts and short-term investments).

8. Derivative Instruments and Activities

The Funds use derivative instruments as part of their principal investment strategy to achieve their investment objectives. The Funds’ derivative contracts, are not accounted for as hedging instruments under GAAP. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statements of Assets and Liabilities. All derivative instruments held by the Funds were subject to a master netting agreement or similar arrangement.

The following table lists the fair value of derivatives instruments held by the Funds, by primary underlying risk and contract type, as included in the Statements of Assets and Liabilities at June 30, 2018.

	ASSETS			LIABILITIES
FUND	UNREALIZED APPRECIATION ON FUTURES CONTRACTS	SWAPS AT VALUE	UNREALIZED APPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS	UNREALIZED DEPRECIATION ON FUTURES CONTRACTS	SWAPS AT VALUE	UNREALIZED DEPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS
Equity Risk Exposure:
AQR Managed Futures Strategy Fund	$16,743,827	$80,845	$—	$73,879,492	$1,213,544	$—
AQR Managed Futures Strategy HV Fund	1,468,226	9,874	—	7,199,168	98,982	—

Foreign Exchange Rate Risk Exposure:
AQR Managed Futures Strategy Fund	—	—	172,251,621	—	—	261,211,063
AQR Managed Futures Strategy HV Fund	—	—	17,375,951	—	—	26,296,073

Interest Rate Risk Exposure:
AQR Managed Futures Strategy Fund	84,258,065	—	—	67,287,733	250,654	—
AQR Managed Futures Strategy HV Fund	8,976,567	—	—	4,227,645	—	—

Commodity Risk Exposure:
AQR Managed Futures Strategy Fund	106,366,432	29,095,457	—	29,408,267	15,720,853	—
AQR Managed Futures Strategy HV Fund	10,471,875	3,122,997	—	5,015,568	1,630,426	—

Netting:
AQR Managed Futures Strategy Fund	$(170,575,492)	$(17,185,051)	$(172,251,621)	$(170,575,492)	$(17,185,051)	$(172,251,621)
AQR Managed Futures Strategy HV Fund	(16,442,381)	(1,729,408)	(17,375,951)	(16,442,381)	(1,729,408)	(17,375,951)

Net Fair Value of Derivative Contracts:
AQR Managed Futures Strategy Fund	36,792,832	11,991,251	—	—	—	88,959,442
AQR Managed Futures Strategy HV Fund	4,474,287	1,403,463	—	—	—	8,920,122

AQR Funds	Semi-Annual Report	June 2018

45

Notes to Consolidated Financial Statements	June 30, 2018 (Unaudited)

The following table indicates the effect of derivative instruments, by primary underlying risk exposure and contract type, on the Statements of Operations for the period ended June 30, 2018:

	REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED AS A RESULT FROM OPERATIONS			NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED AS A RESULT FROM OPERATIONS
FUND	FUTURES CONTRACTS	SWAPS CONTRACTS	FORWARD CURRENCY EXCHANGE CONTRACTS	FUTURES CONTRACTS	SWAPS CONTRACTS	FORWARD CURRENCY EXCHANGE CONTRACTS
Equity Risk Exposure:
AQR Managed Futures Strategy Fund	$(186,478,937)	$(53,647,277)	$—	$(82,431,397)	$(10,504,428)	$—
AQR Managed Futures Strategy HV Fund	(21,846,822)	(5,822,811)	—	(8,176,898)	(1,033,987)	—

Foreign Exchange Rate Risk Exposure:
AQR Managed Futures Strategy Fund	—	—	(331,779,844)	—	—	(46,819,913)
AQR Managed Futures Strategy HV Fund	—	—	(33,649,055)	—	—	(4,823,656)

Interest Rate Risk Exposure:
AQR Managed Futures Strategy Fund	26,267,873	48,974	—	3,196,056	(250,654)	—
AQR Managed Futures Strategy HV Fund	2,902,968	—	—	3,659,964	—	—

Commodity Risk Exposure:
AQR Managed Futures Strategy Fund	180,554,111	(79,346,076)	—	(69,675,058)	18,850,745	—
AQR Managed Futures Strategy HV Fund	16,434,676	(8,350,002)	—	(9,011,232)	2,096,998	—

The following tables present the Funds’ gross OTC derivative assets and liabilities by counterparty and contract type net of amounts available for offset under netting arrangements and any related collateral received or posted by the Funds’ as of June 30, 2018:

AQR MANAGED FUTURES STRATEGY FUND

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF ASSETS	FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED (a)	NET AMOUNT
CITI	Forward Foreign Currency Exchange Contracts	$68,905,072	$(68,905,072)	$—	$—	$—	$—
GSIN	Total Return Swap Contracts	80,845	—	80,845	—	—	80,845
JPMC	Forward Foreign Currency Exchange Contracts	103,346,549	(103,346,549)	—	—	—	—
Total financial instruments subject to a master netting arrangement or similar arrangement		172,332,466	(172,251,621)	80,845	—	—	80,845

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46

Notes to Consolidated Financial Statements	June 30, 2018 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND (continued)

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED (b)	NET AMOUNT
BANA	Total Return Swap Contracts	$250,654	$—	$250,654	$—	$(250,654)	$—
CITI	Forward Foreign Currency Exchange Contracts	104,479,173	(68,905,072)	35,574,101	—	(35,574,101)	—
JPMC	Forward Foreign Currency Exchange Contracts	156,731,890	(103,346,549)	53,385,341	—	(53,385,341)	—
MLIN	Total Return Swap Contracts	613,750	—	613,750	—	—	613,750
MSCS	Total Return Swap Contracts	599,794	—	599,794	—	(599,794)	—
Total financial instruments subject to a master netting arrangement or similar arrangement		262,675,261	(172,251,621)	90,423,640	—	(89,809,890)	613,750

(a)	In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from the counterparty. Total additional collateral received was $500,000.
(b)	In accordance with GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $291,119,462.

AQR MANAGED FUTURES STRATEGY OFFSHORE FUND LTD.

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF ASSETS	FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED	NET AMOUNT
CITI	Total Return Swap Contracts	$9,226,397	$(2,310,461)	$6,915,936	$—	$—	$6,915,936
GSIN	Total Return Swap Contracts	9,061,319	(3,350,385)	5,710,934	—	—	5,710,934
MACQ	Total Return Swap Contracts	5,765,238	(3,850,655)	1,914,583	—	—	1,914,583
MLIN	Total Return Swap Contracts	1,383,081	(351,240)	1,031,841	—	—	1,031,841
SOCG	Total Return Swap Contracts	3,659,422	(3,659,422)	—	—	—	—
Total financial instruments subject to a master netting arrangement or similar arrangement		29,095,457	(13,522,163)	15,573,294	—	—	15,573,294

AQR Funds	Semi-Annual Report	June 2018

47

Notes to Consolidated Financial Statements	June 30, 2018 (Unaudited)

AQR MANAGED FUTURES STRATEGY OFFSHORE FUND LTD. (continued)

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED (a)	NET AMOUNT
CITI	Total Return Swap Contracts	$2,310,461	$(2,310,461)	$—	$—	$—	$—
GSIN	Total Return Swap Contracts	3,350,385	(3,350,385)	—	—	—	—
MACQ	Total Return Swap Contracts	3,850,655	(3,850,655)	—	—	—	—
MLIN	Total Return Swap Contracts	351,240	(351,240)	—	—	—	—
SOCG	Total Return Swap Contracts	5,858,112	(3,659,422)	2,198,690	—	(2,198,690)	—
Total financial instruments subject to a master netting arrangement or similar arrangement		15,720,853	(13,522,163)	2,198,690	—	(2,198,690)	—

(a)	In accordance with GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $ 71,442,035.

AQR MANAGED FUTURES STRATEGY HV FUND

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF ASSETS	FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED (a)	NET AMOUNT
CITI	Forward Foreign Currency Exchange Contracts	$6,949,977	$(6,949,977)	$—	$—	$—	$—
GSIN	Total Return Swap Contracts	9,874	(9,874)	—	—	—	—
JPMC	Forward Foreign Currency Exchange Contracts	10,425,974	(10,425,974)	—	—	—	—
Total financial instruments subject to a master netting arrangement or similar arrangement		17,385,825	(17,385,825)	—	—	—	—

AQR Funds	Semi-Annual Report	June 2018

48

Notes to Consolidated Financial Statements	June 30, 2018 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND (continued)

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED (b)	NET AMOUNT
CITI	Forward Foreign Currency Exchange Contracts	$10,514,718	$(6,949,977)	$3,564,741	$—	$(3,564,741)	$—
GSIN	Total Return Swap Contracts	50,551	(9,874)	40,677	—	(40,677)	—
JPMC	Forward Foreign Currency Exchange Contracts	15,781,355	(10,425,974)	5,355,381	—	(5,355,381)	—
MLIN	Total Return Swap Contracts	48,431	—	48,431	—	(30,093)	18,338
Total financial instruments subject to a master netting arrangement or similar arrangement		26,395,055	(17,385,825)	9,009,230	—	(8,990,892)	18,338

(a)	In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from the counterparty. Total additional collateral received was $610,000.
(b)	In accordance with GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $27,483,450.

AQR MANAGED FUTURES STRATEGY HV OFFSHORE FUND LTD.

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF ASSETS	FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED	NET AMOUNT
CITI	Total Return Swap Contracts	$1,035,939	$(251,994)	$783,945	$—	$—	$783,945
GSIN	Total Return Swap Contracts	980,269	(335,023)	645,246	—	—	645,246
MACQ	Total Return Swap Contracts	633,733	(415,514)	218,219	—	—	218,219
SOCG	Total Return Swap Contracts	473,056	(473,056)	—	—	—	—
Total financial instruments subject to a master netting arrangement or similar arrangement		3,122,997	(1,475,587)	1,647,410	—	—	1,647,410

AQR Funds	Semi-Annual Report	June 2018

49

Notes to Consolidated Financial Statements	June 30, 2018 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV OFFSHORE FUND LTD. (continued)

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED (a)	NET AMOUNT
CITI	Total Return Swap Contracts	$251,994	$(251,994)	$—	$—	$—	$—
GSIN	Total Return Swap Contracts	335,023	(335,023)	—	—	—	—
MACQ	Total Return Swap Contracts	415,514	(415,514)	—	—	—	—
SOCG	Total Return Swap Contracts	627,895	(473,056)	154,839	—	(154,839)	—
Total financial instruments subject to a master netting arrangement or similar arrangement		1,630,426	(1,475,587)	154,839	—	(154,839)	—

(a)	In accordance with GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $ 6,760,271.

For the period ended June 30, 2018, the quarterly average notional values of the derivatives held by the Funds were as follows:

Derivatives Volume Disclosure*

	AQR MANAGED FUTURES STRATEGY FUND	AQR MANAGED FUTURES STRATEGY HV FUND
Futures Contracts:
Average Notional Balance—Long	$21,942,340,915	$2,213,195,993
Average Notional Balance—Short	43,121,663,453	4,400,608,822
Ending Notional Balance—Long	25,897,278,158	2,548,598,237
Ending Notional Balance—Short	38,127,990,389	3,763,227,802
Forward Foreign Currency Exchange Contracts:
Average Settlement Value—Purchased	15,120,158,239	1,516,622,897
Average Settlement Value—Sold	14,139,764,497	1,408,252,725
Ending Value— Purchased	13,734,810,089	1,383,391,747
Ending Value—Sold	18,383,250,919	1,838,683,384
Total Return Swaps:
Average Notional Balance—Long	1,506,616,420	154,088,483
Average Notional Balance— Short	1,183,458,816	118,097,283
Ending Notional Balance— Long	200,212,233	21,172,480
Ending Notional Balance—Short	920,211,496	88,339,117

*	Notional values as of each quarter end are used to calculate the average represented.

9. Investment Advisory and Other Agreements

The Adviser serves as the investment adviser to each of the Funds pursuant to the Third Amended and Restated Investment Management Agreement, dated January 29, 2017 as amended, entered into by the Trust, on behalf of the Funds (the Advisory Agreement”). Under the Advisory Agreement, the Adviser furnishes a continuous investment program for each Fund’s portfolio, makes day-to-day investment decisions for the Funds, and manages the Funds’ investments in accordance with the stated policies of each Fund. The Adviser is also responsible for selecting brokers and dealers to execute purchase and sale orders for the portfolio transactions of each Fund, subject to its obligation to seek best execution, and also provides certain other administrative services to each Fund. The Adviser provides persons satisfactory to the Funds’ Board to serve as officers of the Funds.

AQR Funds	Semi-Annual Report	June 2018

50

Notes to Consolidated Financial Statements	June 30, 2018 (Unaudited)

Pursuant to the Advisory Agreement, the Funds currently pay the Investment Advisory fee calculated on the average daily net assets for each Fund, in the annual ratios below:

FUND	RATIO
AQR Managed Futures Strategy Fund	1.05%
AQR Managed Futures Strategy HV Fund	1.45

The Trust and the Adviser have entered into a Fee Waiver and Expense Reimbursement Agreement (“Fee Waiver Agreement”) whereby the Adviser has agreed to waive its fee and/or reimburse each Fund at least through April 30, 2019 for Class I, N and R6 shares, respectively, unless otherwise noted. Pursuant to the Fee Waiver Agreement, the Adviser has agreed to waive and/or reimburse each Fund to the extent that the total annual fund operating expense ratios (including the consolidated expenses of the Subsidiaries), exclusive of interest, taxes, borrowing costs, acquired fund fees and expenses, dividend and interest expense related to short sales, and extraordinary expenses exceed the following ratios:

FUND	CLASS I	CLASS N	CLASS R6
AQR Managed Futures Strategy Fund	1.25%	1.50%	1.15%
AQR Managed Futures Strategy HV Fund	1.65	1.90	1.55

For the period ended June 30, 2018 the Funds’ Adviser waived fees and/or reimbursed expenses for each of the Funds as follows:

FUND	INVESTMENT ADVISORY FEES WAIVED	EXPENSE REIMBURSEMENTS	TOTAL
AQR Managed Futures Strategy HV Fund	$37,259	$—	$37,259

The Trust, in turn, agreed that the Funds will repay the fee waiver/expense reimbursement to the Adviser. A repayment shall be payable only to the extent it can be made during the thirty-six months following the applicable month during which the Adviser waived fees or reimbursed the applicable Fund for its operating expenses under the Agreement. Such repayment shall be made only out of the class of the Fund for which the applicable fee waiver and expense reimbursement was made. Repayments with respect to a Fund must be limited to amounts that do not cause the aggregate operating expenses of the Fund attributable to a share class during a year in which such repayment is made to exceed the lesser of (i) the applicable limits in effect at the time of the waiver and/or reimbursement, or (ii) the applicable limits in effect at the time of recapture.

For the period ended June 30, 2018, the amounts waived and reimbursed by the Adviser, as well as the amounts available for potential future recoupment by the Adviser and the expiration schedule at June 30, 2018 are as follows:

	FEES WAIVED/ REIMBURSED FOR THE PERIOD ENDED JUNE 30, 2018	TOTAL POTENTIAL RECOUPMENT AMOUNT JUNE 30, 2018	POTENTIAL RECOUPMENT AMOUNTS EXPIRING
			2018	2019	2020	2021
AQR MANAGED FUTURES STRATEGY HV FUND
Class I	$18,307	$150,988	$52,994	$59,386	$20,301	$18,307
Class N	4,781	41,833	11,368	19,395	6,289	4,781
Class R6	14,171	59,406	5,748	28,571	10,916	14,171

Totals	$37,259	$252,227	$70,110	$107,352	$37,506	$37,259

During the period ended June 30, 2018, the Funds recouped amounts as follows:

FUND	CLASS I	CLASS N	CLASS R6
AQR Managed Futures Strategy HV Fund	$20,150	$4,731	$14,094

10. Distribution Plan

The Trust has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to the Class N shares of the Funds. The Plan allows for the payment of services related to the distribution and servicing of these shares at a rate of up to 0.25% per annum of the average daily net asset value of the Class N shares of the Funds.

AQR Funds	Semi-Annual Report	June 2018

51

Notes to Consolidated Financial Statements	June 30, 2018 (Unaudited)

11. Principal Risks and Concentrations

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). A Fund’s investments in financial derivatives and other financial instruments may expose the Fund to various elements of market risks which include interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. Convertible securities and nonconvertible income producing securities are subject to certain risks, including (i) if interest rates go up, the value of convertible securities and non-convertible income-producing securities in the Funds’ portfolio generally will decline; (ii) during periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled, forcing the Funds to reinvest in lower yielding securities (call or prepayment risk); and (iii) during periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments (extension risk).

Currency risk arises from the possibility that fluctuations in foreign exchange rates will affect the value of cash balances held in foreign currencies and non-U.S. denominated financial instruments. In addition, the Funds’ use of forward foreign currency exchange contracts may expose them to the risk that the value of the foreign currency changes unfavorably relative to the U.S. Dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Funds may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s net asset value to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the net asset value of a Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

Exposure to the commodities markets may subject a Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments and exchange-traded notes may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

In addition to market risk, the Funds may be exposed to the risk that one or more securities in the Funds’ portfolio will decline in price, or fail to pay interest or principal when due, because the issuer of the security experiences a decline in its financial status (credit risk). Credit risk is measured by the loss a Fund would record if the major financial institution or other counterparties failed to perform pursuant to terms of their obligations. Certain Funds may primarily maintain cash balances at one or several major financial institutions that may exceed federally insured limits and as such each of the Funds have credit risk associated with such financial institutions. In general, lower rated securities carry a greater degree of risk that the issuer will lose its ability to make interest and principal payments, which could have a negative impact on the Funds’ net asset value or dividends. The Funds minimize credit risk by monitoring credit exposure and collateral values, and by requiring additional collateral to be promptly deposited with or returned to each of the Funds when deemed necessary.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. By using derivative instruments, the Funds may be exposed to the risk that derivative counterparties may not perform in accordance with the contractual provisions offset by the value of any collateral received. The Funds’ exposure to credit risk associated with counterparty non-performance is limited to the unrealized gains inherent in such transactions that are recognized in the Statements of Assets and Liabilities. The counterparties to the Funds’ derivative investments may include affiliates of the Funds’ clearing brokers and other major financial institutions. While the Funds use multiple clearing brokers and counterparties, a concentration of credit risk may exist because of balances held and transactions with a limited number of clearing brokers and counterparties. The Funds minimize counterparty credit risk through credit limits and approvals, credit monitoring procedures, executing master netting arrangements and managing margin and collateral requirements, as appropriate.

In the normal course of business, the Funds may enter into agreements with certain counterparties for derivative transactions. A number of each Fund’s Master Agreements contain provisions that require each Fund to maintain a predetermined level of net assets, and/or provide limits regarding the decline of a Fund’s net asset value over specified time periods. If a Fund was to violate such provisions, the counterparties to the derivative instruments could request immediate payment or demand immediate collateralization on derivative instruments in net liability positions. If such events are not cured by the Fund or waived by the counterparties, they may decide to curtail or limit extension of credit, and the Fund may be forced to unwind its derivative positions which may result in material losses.

The Funds, at times, utilize substantial leverage in their investment program. Such leverage may take the form of trading on margin, investing in derivative instruments that are inherently leveraged, entering into reverse repurchase transactions and entering into other forms of direct and indirect borrowings. There is no guarantee that the Funds’ borrowing arrangement or other arrangements for obtaining leverage will continue to be available, or if available, will be available on terms and conditions acceptable to the Funds. Unfavorable economic conditions also could

AQR Funds	Semi-Annual Report	June 2018

52

Notes to Consolidated Financial Statements	June 30, 2018 (Unaudited)

increase funding costs, limit access to the capital markets or result in a decision by lenders not to extend credit to the Funds. In addition, a decline in market value of the Funds’ assets may have particular adverse consequences in instances where they have borrowed money based on the market value of those assets. A decrease in market value of those assets may result in the lender (including derivative counterparties) requiring the Funds to post additional collateral or otherwise sell assets at a time when it may not be in the Funds’ best interest to do so.

The Adviser relies heavily on quantitative models and information and data supplied by third parties. When models and data prove to be incorrect or incomplete, any decisions made in reliance thereon may expose the Fund to potential risks. Such models may produce unexpected results, which can result in losses for a Fund.

Periodically, the Funds may be a party to legal actions arising in the ordinary course of business. The Funds are currently not subject to any actions that either individually or in the aggregate are expected to have a material impact on their results of operations, cash flows or financial condition.

12. Interfund Lending

Pursuant to an exemptive order issued by the Securities and Exchange Commission (the “SEC”), the Funds may participate in a joint lending and borrowing program (the “Interfund Lending Program”) to the extent such participation is consistent with each Fund’s investment objective and investment policies. This program allows the Funds to borrow money from and lend money to other AQR Funds that permit such transactions. All loans under the Interfund Lending Program are for temporary cash management or emergency purposes. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates, as calculated according to a formula established by the Board. No Fund may borrow or lend money through the Interfund Lending Program unless it receives a more favorable rate than is typically available for comparable borrowings from a bank or investments in U.S. Treasury bills, respectively.

A lending Fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing Fund through the Interfund Lending Program. A borrowing Fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets. If a borrowing Fund’s total outstanding borrowings exceed 10% of its total assets, the Fund must (i) repay all of its outstanding loans through the Interfund Lending Program, (ii) reduce its outstanding indebtedness to 10% or less of its total assets, or (iii) secure each of its outstanding borrowings through the Interfund Lending Program with collateral with a market value at least equal to 102% of the outstanding principal value of the loan.

The Funds are not required to borrow money under the Interfund Lending Program and may borrow under other arrangements, including their existing bank line of credit. This could result in a Fund borrowing money at a higher interest rate than it would have received under the Interfund Lending Program.

During the reporting period, the Funds did not utilize the Interfund Lending Program.

13. Line of Credit

Effective February 23, 2018 and terminating on February 22, 2019, the Trust renewed a committed syndicated line of credit (the “Agreement”) with Bank of America, N.A., as the Administrative Agent. Borrowing, if any, under this arrangement bears, as incurred, interest at the sum of (a) 1.0% per annum plus (b) the higher of (i) the Federal Funds Rate or (ii) the Eurodollar Rate, which is paid monthly. The maximum loan amount is the lesser of an amount which will not exceed the borrowing limits set forth in the Funds’ Prospectus and/or Registration Statement and will not cause the asset coverage ratio for any borrowings by a Fund to drop below the required amount under the Agreement (between 300-500% per Fund). The Agreement is subject to an annual commitment fee which is payable in arrears on a quarterly basis. In the event of a draw upon the line of credit, liquid assets of the borrowing Fund may be designated as collateral until its loan is repaid in full. The line of credit available is in the amount of $350,000,000, prior to February 23, 2018 the line of credit available was $300,000,000 at substantially similar terms. The Funds did not have any borrowings for the period ended June 30, 2018.

14. Principal Ownership

As of June 30, 2018, the Funds had individual shareholder and/or omnibus accounts owning more than 5% of the total shares outstanding of the Fund as follows:

FUND	NUMBER OF INDIVIDUAL SHAREHOLDERS AND/OR OMNIBUS ACCOUNTS	TOTAL PERCENTAGE INTEREST HELD
AQR Managed Futures Strategy Fund	7	76.19%
AQR Managed Futures Strategy HV Fund	5	86.42%

Significant shareholder transactions by these shareholders, if any, may impact the Funds’ performance.

AQR Funds	Semi-Annual Report	June 2018

53

Notes to Consolidated Financial Statements	June 30, 2018 (Unaudited)

15. New Accounting Pronouncements and Regulations

In October 2016, the Securities and Exchange Commission (the “SEC”) adopted Final Rule Release No. 33-10231, Investment Company Reporting Modernization in conjunction with Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs and Final Rule Release No. 33-10234, Investment Company Swing Pricing. Collectively, these rules modernize and enhance the reporting and disclosure of information by registered investment companies. The new rules will allow the SEC to more effectively collect and use data reported by funds, enhance disclosure regarding fund liquidity and redemption practices, and permit open-end funds to offer swing pricing, subject to board approval and review. The amendments to Regulation S-X were applied to the Funds’ financial statements with a reporting period date after August 1, 2018. The adoption had no effect on the Funds’ net assets or results of operations.

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2017-08, Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”), which shortens the amortization period for the premium on certain purchased callable debt securities to the earliest call date. The update applies to securities with explicit, non-contingent call features that are callable at fixed prices and on preset dates. The Funds are required to apply ASU 2017-08 for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the impact of these changes on the financial statements, if any.

16. Subsequent Events

The Funds have evaluated subsequent events through the date of issuance of this report and have determined that there are no material events other than those noted above.

AQR Funds	Semi-Annual Report	June 2018

54

Fund Expense Examples (Unaudited)

As a shareholder of the Trust, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid for the Period Ending 06/30/18” to estimate the expenses you paid on your account during this period. Each Fund will indirectly bear its pro rata share of the expenses incurred by the underlying investments in which the Fund invests. These expenses are not included in the table.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The Fund will indirectly bear its pro rata share of the expenses incurred by the underlying investments in which the Fund invests. These expenses are not included in the table.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	BEGINNING ACCOUNT DATE VALUE	ENDING ACCOUNT VALUE 6/30/18	ANNUALIZED EXPENSE RATIO FOR THE PERIOD	EXPENSES PAID FOR THE PERIOD ENDING 6/30/18

AQR Managed Futures Strategy Fund

Class I
Actual Return	$1,000.00	$943.70	1.19%	$5.73
Hypothetical Return	$1,000.00	$1,018.89	1.19%	$5.96

Class N
Actual Return	$1,000.00	$942.90	1.46%	$7.03
Hypothetical Return	$1,000.00	$1,017.55	1.46%	$7.30

Class R6
Actual Return	$1,000.00	$943.70	1.11%	$5.35
Hypothetical Return	$1,000.00	$1,019.29	1.11%	$5.56

AQR Managed Futures Strategy HV Fund

Class I
Actual Return	$1,000.00	$909.20	1.64%	$7.76
Hypothetical Return	$1,000.00	$1,016.66	1.64%	$8.20

Class N
Actual Return	$1,000.00	$907.30	1.90%	$8.99
Hypothetical Return	$1,000.00	$1,015.37	1.90%	$9.49

Class R6
Actual Return	$1,000.00	$909.30	1.55%	$7.34
Hypothetical Return	$1,000.00	$1,017.11	1.55%	$7.75

Expenses are calculated using each Class’ annualized expense ratio, multiplied by the average account value for the period, multiplied by 181/365 (to reflect the one-half year period unless stated otherwise).

AQR Funds	Semi-Annual Report	June 2018

55

Investment Adviser

AQR Capital Management, LLC

Two Greenwich Plaza, 4th Floor

Greenwich, CT 06830

Transfer Agent

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Custodian

JPMorgan Chase Bank, N.A.

4 Metro Tech Center

Brooklyn, NY 11245

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Administrator

JPMorgan Chase Bank, N.A.

70 Fargo Street

Boston, MA 02210

Independent Registered Public Accounting Firm

PricewaterhouseCoopers, LLP

300 Madison Avenue

New York, NY 10017

You may obtain a description of the AQR Funds proxy voting, policies, procedures and information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ending June 30th of each year (available by August 31st of that year) without charge, upon request, by calling 1-866-290-2688 or visiting the funds website https://funds.aqr.com, or by accessing the SEC’s website at www.SEC.gov. Such reports may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 202-551-8090.

The Fund files complete schedules of the portfolio holdings with the SEC for the first and third quarters on Form N-Q. The Form N-Q is available without charge, upon request, by calling 1-800-SEC-0330, or by accessing the SEC’s website, at www.SEC.gov. It may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ objectives and policies, experienced of its management, marketability of shares and other information.

AQR Funds

P.O. Box 2248, Denver, CO 80201-2248  |  p: +1.866.290.2688  |  w: https://funds.aqr.com

Item 2. Code of Ethics.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 3. Audit Committee Financial Expert.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 4. Principal Accountant Fees and Services.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 5. Audit Committee of Listed Registrants.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 6. Investments

(a) Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) The Registrant made no divestments of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company & Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There have not been any changes in Registrant’s control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not required for this filing.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act – Not Applicable.

(a)(4)	Change in the Registrant’s Independent Public Accountant – Not Applicable.

(b)	Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AQR Funds

By: /s/ Marco Hanig
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Marco Hanig,
Principal Executive Officer
August 31, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Marco Hanig
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Marco Hanig,
Principal Executive Officer
August 31, 2018

By: /s/ Heather Bonner
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Heather Bonner,
Principal Financial Officer
August 31, 2018